UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 to September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	September 30, 2009

Metropolitan Series Fund, Inc.

Schedule of Investments as of September 30, 2009

Artio International Stock Portfolio	MSF-1
Barclays Capital Aggregate Bond Index Portfolio	MSF-10
BlackRock Aggressive Growth Portfolio	MSF-19
BlackRock Bond Income Portfolio	MSF-22
BlackRock Diversified Portfolio	MSF-30
BlackRock Large Cap Value Portfolio	MSF-41
BlackRock Legacy Large Cap Growth Portfolio	MSF-44
BlackRock Money Market Portfolio	MSF-47
BlackRock Strategic Value Portfolio	MSF-50
Davis Venture Value Portfolio	MSF-54
FI Mid Cap Opportunities Portfolio	MSF-59
FI Value Leaders Portfolio	MSF-62
Jennison Growth Portfolio	MSF-65
Loomis Sayles Small Cap Core Portfolio	MSF-68
Loomis Sayles Small Cap Growth Portfolio	MSF-73
Met/Artisan Mid Cap Value Portfolio	MSF-76
Met/Dimensional International Small Company Portfolio	MSF-78
MetLife Aggressive Allocation Portfolio	MSF-106
MetLife Conservative Allocation Portfolio	MSF-107
MetLife Conservative to Moderate Allocation Portfolio	MSF-108
MetLife Mid Cap Stock Index Portfolio	MSF-109
MetLife Moderate Allocation Portfolio	MSF-116
MetLife Moderate to Aggressive Allocation Portfolio	MSF-117
MetLife Stock Index Portfolio	MSF-118
MFS Total Return Portfolio	MSF-126
MFS Value Portfolio	MSF-137
Morgan Stanley EAFE Index Portfolio	MSF-141
Neuberger Berman Mid Cap Value Portfolio	MSF-151
Oppenheimer Global Equity Portfolio	MSF-154
Russell 2000 Index Portfolio	MSF-158
T. Rowe Price Large Cap Growth Portfolio	MSF-176
T. Rowe Price Small Cap Growth Portfolio	MSF-180
Van Eck Global Natural Resources Portfolio	MSF-186
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-188
Western Asset Management U.S. Government Portfolio	MSF-201
Zenith Equity Portfolio	MSF-207

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Barclays Capital sponsors the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index), Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—92.1% of Net Assets

Security Description	Shares	Value

Australia—7.0%
Alumina, Ltd.	206,439	$328,185
AMP, Ltd.	84,467	483,599
Asciano Group	217,650	315,620
Australia & New Zealand Banking Group, Ltd.	220,091	4,717,788
BHP Billiton, Ltd. (a)	326,406	10,785,634
BlueScope Steel, Ltd.	152,999	391,891
Boral, Ltd. (a)	42,375	226,679
Brambles, Ltd.	100,875	715,635
Commonwealth Bank of Australia	121,862	5,540,685
CSL, Ltd.	55,266	1,626,757
Fortescue Metals Group, Ltd. (b)	91,529	306,690
Foster’s Group, Ltd.	198,614	969,624
Insurance Australia Group, Ltd.	175,712	584,205
Leighton Holdings, Ltd. (a)	19,566	622,041
Macquarie Airports	769,587	1,920,159
Macquarie Group, Ltd.	26,340	1,356,573
National Australia Bank, Ltd.	175,108	4,732,823
QBE Insurance Group, Ltd. (a)	61,815	1,307,469
Rio Tinto, Ltd. (a)	343,279	17,856,192
Suncorp-Metway, Ltd.	88,104	686,893
Telstra Corp., Ltd.	893,435	2,573,423
Wesfarmers, Ltd.	80,322	1,870,267
Westfield Group (REIT)	209,297	2,548,342
Westpac Banking Corp.	237,523	5,472,026
Woodside Petroleum, Ltd.	110,909	5,075,884
Woolworths, Ltd.	118,886	3,062,988

		76,078,072

Austria—0.6%
Andritz AG	1,119	55,810
Erste Bank der oesterreichischen Sparkassen AG (a)	11,253	503,349
OMV AG	128,718	5,188,115
Raiffeisen International Bank Holding AG	3,830	249,932
Telekom Austria AG	28,917	521,668
Voestalpine AG	15,288	547,322

		7,066,196

Belgium—0.7%
Anheuser-Busch InBev NV	62,971	2,878,410
Belgacom S.A.	6,349	247,304
Fortis	477,863	2,242,590
KBC Groep NV	44,492	2,239,290
Solvay S.A.	768	79,738

		7,687,332

Bermuda—0.3%
Esprit Holdings, Ltd. (HKD) (a)	85,900	576,079
GOME Electrical Appliances Holdings, Ltd. (HKD) (a)	1,628,879	431,727
Li & Fung, Ltd. (HKD) (a)	168,000	685,237
SeaDrill, Ltd. (NOK)	35,192	733,468
Yue Yuen Industrial Holdings, Ltd. (HKD) (a)	127,000	355,959

		2,782,470

Security Description	Shares	Value

Brazil—0.8%
BRF-Brasil Foods S.A.	22,829	$607,213
Cia Siderurgica Nacional S.A.	21,332	653,706
Vale S.A. (ADR)	315,187	7,290,275

		8,551,194

Canada—4.5%
Agrium, Inc.	11,196	558,886
Bank of Montreal (a)	67,299	3,400,258
Bank of Nova Scotia (a)	88,642	4,040,418
Bombardier, Inc. (a)	157,554	730,349
Canadian Imperial Bank of Commerce (a)	37,718	2,296,888
Canadian Natural Resources, Ltd.	8,211	553,706
Canadian Pacific Railway, Ltd. (a)	38,197	1,784,890
EnCana Corp.	69,925	4,043,604
Manulife Financial Corp. (a)	51,002	1,070,321
National Bank of Canada (a)	10,230	568,106
Potash Corp. of Saskatchewan, Inc.	23,862	2,161,524
Research In Motion, Ltd. (b)	42,543	2,873,780
Rogers Communications, Inc. (a)	17,918	505,210
Royal Bank of Canada (a)	111,428	5,981,142
Shoppers Drug Mart Corp. (a)	12,324	505,075
Suncor Energy, Inc.	169,238	5,903,559
SunLife Financial, Inc. (a)	17,211	538,571
Talisman Energy, Inc.	226,366	3,933,404
Teck Resources, Ltd. (b)	100,931	2,777,097
The Toronto-Dominion Bank (a)	70,572	4,558,234
Thomson Reuters Corp. (a)	15,856	530,924

		49,315,946

Cayman Islands—0.1%
China Resources Land, Ltd. (HKD) (a)	416,000	904,004

China—2.3%
Bank of China, Ltd.	4,191,000	2,192,389
Beijing Capital International Airport Co., Ltd. (a)	726,642	448,486
China Citic Bank	771,000	508,065
China Construction Bank Corp. (a)	3,449,000	2,744,517
China Life Insurance Co., Ltd. (a)	607,000	2,654,295
China Petroleum & Chemical Corp. (a)	5,352,000	4,563,432
China Shenhua Energy Co., Ltd.	287,500	1,236,020
China Telecom Corp., Ltd. (a)	3,108,000	1,473,983
Huaneng Power International, Inc.	248,000	162,417
Industrial & Commercial Bank of China (a)	3,231,000	2,417,277
PetroChina Co., Ltd. (a)	4,606,000	5,246,815
Ping An Insurance Group Co. of China, Ltd. (a)	114,500	903,728

		24,551,424

Czech Republic—1.2%
Komercni Banka AS (GDR)	40,001	2,680,067
Komercni Banka AS (GDR) (U.S. OTC-Traded)	162,464	10,885,088

		13,565,155

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—0.6%
AP Moller-Maersk A/S (Series B)	185	$1,279,804
Danske Bank A/S	44,776	1,175,082
FLSmidth & Co. A/S	5,858	319,910
Novo Nordisk A/S	51,957	3,261,998
Vestas Wind Systems A/S (b)	7,141	518,520

		6,555,314

Finland—0.5%
Fortum Oyj	8,098	207,824
Kesko Oyj	7,587	254,691
Kone Oyj	17,218	633,576
Metso Oyj	15,434	435,393
Neste Oil Oyj	35,638	658,938
Nokia Oyj	75,012	1,102,800
Nokian Renkaat Oyj	9,028	210,665
Outokumpu Oyj	16,653	312,799
Sampo Oyj	24,160	608,564
Stora Enso Oyj	101,167	706,407

		5,131,657

France—10.1%
Accor S.A.	20,777	1,156,979
Aeroports de Paris	51,038	4,595,676
Air France-KLM	11,474	208,993
Air Liquide S.A. (a)	19,630	2,231,524
Alcatel-Lucent (a)	297,652	1,333,248
Alstom (a)	16,066	1,174,531
AXA S.A.	179,525	4,856,056
BNP Paribas (a)	98,541	7,878,854
Bouygues (a)	21,501	1,095,436
Carrefour S.A.	57,644	2,616,139
Casino Guichard-Perrachon S.A. (a) (b)	13,724	1,092,377
Cie de Saint-Gobain (a)	42,581	2,213,948
Cie Generale de Geophysique-Veritas (b)	9,349	218,732
Compagnie Générale des Etablissements Michelin (Class B) (a)	16,675	1,311,559
Credit Agricole S.A. (a)	240,928	5,036,962
EDF S.A. (a)	29,149	1,731,842
Eramet	491	170,120
France Telecom S.A. (a)	251,653	6,729,068
Gaz de France S.A. (a)	118,884	5,313,464
Groupe Danone (a)	107,152	6,480,074
L’Oreal S.A. (a)	16,725	1,671,222
Lafarge S.A. (a)	39,571	3,536,347
LVMH Moet Hennessy Louis Vuitton S.A. (a)	17,993	1,811,427
Natixis	132,694	800,784
Pernod-Ricard S.A. (a)	15,545	1,235,969
Peugoet S.A.	33,202	1,014,662
Pinault-Printemps-Redoute S.A. (a)	11,545	1,481,261
Publicis Groupe (a)	29,092	1,168,354
Renault S.A. (a)	51,509	2,408,328
Sanofi-Aventis S.A. (a)	102,175	7,498,709
Schneider Electric S.A. (a)	19,107	1,937,678
Société Générale (a)	75,029	6,043,816
Total S.A. (a)	203,205	12,092,981
Vallourec S.A. (a)	5,678	962,685

Security Description	Shares	Value

France—(Continued)
Veolia Environnement (a)	32,237	$1,237,931
Vinci S.A. (a)	97,625	5,531,051
Vivendi (a)	54,686	1,695,213

		109,574,000

Germany—7.2%
Adidas AG (a)	23,253	1,230,557
Allianz SE	37,423	4,674,357
BASF AG	99,364	5,258,976
Bayer AG (a)	63,117	4,369,971
Bayerische Motoren Werke AG	25,240	1,217,969
Beiersdorf AG	4,006	235,336
Celesio AG	11,845	325,872
Commerzbank AG (a)	60,899	772,506
Daimler AG (a)	77,660	3,909,254
Deutsche Bank AG	62,191	4,773,008
Deutsche Boerse AG	9,152	747,723
Deutsche Post AG	69,998	1,311,060
Deutsche Telekom AG (a)	220,224	3,009,953
E.ON AG (a)	167,664	7,117,108
Fraport AG Frankfurt Airport Services (a)	242,155	12,879,033
Fresenius SE	21,971	1,081,721
Hamburger Hafen und Logistik AG	2,494	112,328
HeidelbergCement AG (a)	21,738	1,409,749
K&S AG	7,148	389,954
MAN AG (a)	28,977	2,391,108
Metro AG	28,653	1,620,371
Müenchener Rüeckversicherungs AG (a)	18,561	2,960,358
RWE AG (a)	44,032	4,093,337
SAP AG (a)	53,830	2,622,059
Siemens AG	86,228	7,990,219
ThyssenKrupp AG (a)	35,401	1,218,899
Wacker Chemie AG	2,239	348,952

		78,071,738

Greece—0.3%
Alpha Bank A.E.	44,592	825,468
Coca-Cola Hellenic Bottling Co. S.A.	12,719	338,783
Hellenic Telecommunications Organization S.A.	61,468	1,019,575
National Bank of Greece S.A.	41,016	1,482,676

		3,666,502

Hong Kong—2.2%
Cheung Kong Holdings, Ltd.	112,000	1,410,973
China Merchants Holdings International Co., Ltd. (a)	314,468	1,034,915
China Mobile, Ltd. (a)	519,500	5,094,947
China Overseas Land & Investment, Ltd. (a)	394,000	845,053
China Unicom Hong Kong, Ltd. (a)	750,000	1,049,280
CLP Holdings, Ltd. (a)	70,000	476,288
CNOOC, Ltd.	1,296,000	1,755,807
Denway Motors, Ltd. (a)	982,000	436,846
Hang Lung Properties, Ltd.	289,000	1,059,439
Henderson Land Development Co., Ltd.	162,000	1,036,651
Hong Kong Exchanges & Clearing, Ltd. (a)	88,300	1,586,037
Hutchison Whampoa, Ltd.	436,000	3,123,188

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
MTR Corp. (a)	152,500	$526,004
New World Development, Ltd. (a)	253,000	534,641
Sun Hung Kai Properties, Ltd.	113,000	1,659,120
Swire Pacific, Ltd. (a)	97,500	1,144,139
Wharf Holdings, Ltd. (a)	239,000	1,260,905

		24,034,233

Hungary—0.6%
OTP Bank Nyrt (a)	244,033	7,021,100

India—1.1%
Bharat Heavy Electricals, Ltd.	10,448	505,634
Bharti Airtel, Ltd.	122,334	1,064,691
HDFC Bank, Ltd. (ADR)	4,844	573,384
ICICI Bank, Ltd.	64,119	1,200,681
ICICI Bank, Ltd. (ADR)	29,754	1,147,314
Infosys Technologies, Ltd. (ADR)	24,327	1,179,616
ITC, Ltd.	114,861	556,242
Larsen & Toubro, Ltd.	31,666	1,111,947
Reliance Communications, Ltd.	190,266	1,223,548
Reliance Industries, Ltd.	11,223	510,929
State Bank of India, Ltd.	48,756	2,213,818
Sterlite Industries India, Ltd. (ADR) (b)	41,363	660,567

		11,948,371

Indonesia—0.1%
Telekomunikasi Indonesia Tbk PT	614,180	546,336

Ireland—0.6%
Allied Irish Banks, Plc.	95,109	455,552
CHR, Plc.	118,785	3,301,111
The Governor & Co. of the Bank of Ireland	460,835	2,310,271

		6,066,934

Italy—2.5%
Assicuraziono Generali S.p.A.	104,275	2,858,724
Atlantia S.p.A.	36,556	886,610
Banca Monte dei Paschi di Siena S.p.A.	157,846	338,184
Banco Popolare Scarl	59,443	570,472
Enel S.p.A.	375,679	2,384,965
Eni S.p.A.	351,603	8,800,063
Intesa Sanpaolo S.p.A.	437,145	1,934,436
Mediaset S.p.A. (a)	52,513	368,089
Mediobanca S.p.A. (a)	40,638	556,018
Parmalat S.p.A.	163,372	452,520
Saipem S.p.A.	11,213	337,391
Telecom Italia S.p.A.	878,920	1,543,580
UniCredit S.p.A. (a)	1,667,893	6,534,490

		27,565,542

Japan—9.9%
Aeon Mall Co., Ltd.	15,000	310,297
Aisin Seiki Co., Ltd.	35,401	857,763
Asahi Breweries, Ltd.	53,600	981,116
Asahi Glass Co., Ltd.	60,000	481,981

Security Description	Shares	Value

Japan—(Continued)
Benesse Corp.	10,500	$514,716
Bridgestone Corp.	63,800	1,139,441
Canon, Inc.	95,667	3,838,157
Central Japan Railway Co. (a)	115	827,647
Daikin Industries, Ltd. (a)	12,108	434,383
Daiwa Securities Group, Inc.	181,100	934,350
Denso Corp. (a)	71,190	2,075,202
East Japan Railway Co.	23,800	1,714,112
Eisai Co., Ltd. (a)	16,480	619,438
FamilyMart Co., Ltd. (a)	6,100	196,818
Fanuc, Ltd. (a)	40,663	3,643,567
Fujitsu, Ltd. (a)	169,000	1,097,747
Fukuoka Financial Group, Inc. (a)	102,000	422,284
Hitachi Construction Machinary Co., Ltd. (a)	11,009	235,014
Honda Motor Co., Ltd. (a)	181,483	5,518,908
Hoya Corp.	45,800	1,077,373
Itochu Corp.	417,957	2,749,421
JFE Holdings, Inc.	22,900	780,524
Kawasaki Heavy Industries, Ltd. (a)	115,000	290,632
KDDI Corp.	138	778,508
Kirin Holdings Co., Ltd.	105,600	1,618,835
Komatsu, Ltd. (a)	114,725	2,136,554
Konica Minolta Holdings, Inc.	27,500	259,905
Kubota Corp. (a)	93,731	778,548
Kurita Water Industries, Ltd. (a)	6,009	215,513
Kyocera Corp. (a)	6,943	640,202
Lawson, Inc. (a)	4,400	205,109
Makita Corp.	10,200	321,882
Matsushita Electric Industrial Co., Ltd. (a)	258,460	3,792,623
Mitsubishi Corp.	253,319	5,102,307
Mitsubishi Electric Corp.	106,607	803,058
Mitsubishi Estate Co., Ltd.	98,500	1,544,125
Mitsubishi Heavy Industries, Ltd. (a)	113,000	426,294
Mitsubishi UFJ Financial Group, Inc.	1,045,900	5,611,058
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	6,330	190,195
Mitsui & Co., Ltd.	395,062	5,156,520
Mitsui Fudosan Co., Ltd. (a)	89,500	1,504,514
NGK Insulators, Ltd. (a)	60,000	1,385,293
Nidec Corp.	35,100	2,854,278
Nikon Corp. (a)	17,000	309,856
Nintendo Co., Ltd.	3,402	872,410
Nippon Building Fund, Inc. (REIT)	35	312,589
Nippon Steel Corp. (a)	123,000	446,937
Nippon Telephone & Telegraph Corp.	24,000	1,111,098
Nissan Motor Co., Ltd.	229,200	1,543,755
Nomura Holdings, Inc. (a)	265,500	1,626,719
NTT DoCoMo, Inc.	975	1,558,185
Olympus Corp. (a)	19,000	501,610
ORIX Corp. (a)	8,600	524,407
Resona Holdings, Inc.	35,700	460,090
Ricoh Co., Ltd. (a)	63,762	922,179
Seven & I Holdings Co., Ltd.	11,900	284,478
Shin-Etsu Chemical Co., Ltd.	12,582	771,273
Shiseido Co., Ltd. (a)	29,000	506,558
SMC Corp. (a)	2,600	318,962
Sony Corp. (a)	45,113	1,323,354
Stanley Electric Co., Ltd. (a)	10,000	201,738

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Metal Industries, Ltd. (a)	172,000	$420,777
Sumitomo Mitsui Financial Group, Inc. (a)	132,000	4,582,792
Sumitomo Realty & Development Co., Ltd. (a)	64,500	1,171,696
Suruga Bank, Ltd. (a)	20,000	188,737
Suzuki Motor Corp. (a)	113,295	2,639,826
Takeda Pharmaceutical Co., Ltd. (a)	16,575	692,458
The Bank of Yokohama, Ltd.	156,600	764,043
The Chiba Bank, Ltd. (a)	99,300	613,076
The Japan Steel Works, Ltd. (a)	14,886	170,413
The Shizuoka Bank, Ltd. (a)	75,000	790,232
The Sumitomo Trust & Banking Co., Ltd. (a)	210,800	1,111,478
The Tokyo Electric Power Co., Inc. (a)	19,000	499,749
Tokio Marine Holdings, Inc.	24,200	701,553
Toshiba Corp. (a)	408,000	2,128,302
Toyota Motor Corp.	243,770	9,621,667
Unicharm Corp. (a)	13,870	1,319,165
Yahoo! Japan Corp. (a)	1,521	515,340

		107,593,714

Luxembourg—0.5%
ArcelorMittal	134,542	5,019,461
Evraz Group S.A. (GDR)	12,350	323,015

		5,342,476

Mexico—0.9%
América Movil S.A.B. de C.V. (ADR)	111,215	4,874,554
Cemex S.A.B. de C.V.	925,992	1,196,512
Cemex S.A.B. de C.V. (ADR)	136,135	1,758,864
Grupo Televisa S.A.	144,249	534,347
Grupo Televisa S.A. (ADR)	88,236	1,640,307

		10,004,584

Netherlands—2.7%
Aegon NV	225,322	1,918,964
European Aeronautic Defense & Space Co. NV (a)	36,931	829,572
Fugro NV	3,792	219,305
Heineken NV	109,429	5,046,881
ING Groep NV	304,873	5,445,705
Koninklijke KPN NV	294,429	4,884,434
Koninklijke Philips Electronics NV (a)	99,989	2,436,473
Randstad Holding NV	12,587	544,748
Reed Elsevier NV	159,573	1,801,630
SBM Offshore NV	10,274	218,801
TNT NV	24,988	671,553
Unilever NV	189,417	5,466,053

		29,484,119

Norway—1.0%
DnB NOR ASA	95,797	1,111,275
Norsk Hydro ASA (a)	232,669	1,553,780
Orkla ASA (a)	119,584	1,128,939
StatoilHydro ASA	238,292	5,352,392
Telenor ASA	38,290	444,320
Yara International ASA	31,524	990,288

		10,580,994

Security Description	Shares	Value

Poland—0.3%
Bank Pekao S.A.	30,461	$1,619,220
Powszechna Kasa Oszczednosci Bank Polski S.A.	156,272	1,843,627

		3,462,847

Portugal—0.1%
Banco Comercial Portugues S.A.	152,214	225,237
Energias de Portugal S.A.	140,366	642,985
Galp Energia, SGPS, S.A.	5,822	100,624

		968,846

Russia—2.2%
Gazprom OAO (ADR)	308,289	7,205,436
IDGC Holding JSC (GDR) (b)	7,108	284,320
LUKOIL Co. (ADR)	95,588	5,207,406
Mechel (ADR)	25,578	459,892
MMC Norilsk Nickel (ADR)	288,657	3,579,347
Mobile Telesystems OJSC (ADR) (b)	17,579	848,538
NovaTek OAO (GDR)	19,550	967,824
Rosneft Oil, Co. (GDR)	377,150	2,850,970
Severstal (GDR)	40,188	309,197
Vimpel-Communications (ADR)	85,292	1,594,960
VTB Bank OJSC (GDR)	142,300	527,480

		23,835,370

Singapore—0.7%
City Developments, Ltd.	72,000	522,582
DBS Group Holdings, Ltd.	165,000	1,543,962
Keppel Corp., Ltd.	99,000	565,424
Oversea-Chinese Banking Corp., Ltd.	193,000	1,068,601
Singapore Telecommunications, Ltd.	834,000	1,914,468
United Overseas Bank, Ltd.	90,000	1,064,367
Wilmar International, Ltd.	237,000	1,056,297

		7,735,701

South Africa—0.9%
Anglo Platinum, Ltd.	6,993	623,101
Bidvest Group, Ltd.	22,387	352,689
FirstRand, Ltd.	261,656	575,363
Impala Platinum Holdings, Ltd.	60,310	1,408,435
MTN Group, Ltd.	123,793	2,010,473
Naspers, Ltd.	33,132	1,131,403
Sasol, Ltd.	56,310	2,132,340
Standard Bank Group, Ltd.	83,730	1,079,767

		9,313,571

South Korea—2.8%
Doosan Heavy Industries & Construction Co., Ltd.	1,426	81,304
Hana Financial Group, Inc.	17,960	616,207
Hyundai Heavy Industries Co., Ltd.	13,052	1,987,721
Hyundai Motor Co.	41,538	3,914,565
KB Financial Group, Inc. (b)	37,238	1,911,936
Kia Motors Corp. (b)	30,150	473,564
KT&G Corp.	18,292	1,108,029
LG Display Co., Ltd.	35,940	1,034,149
LG Electronics, Inc.	9,188	974,824

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

South Korea—(Continued)
NHN Corp. (b)	3,057	$450,073
POSCO	13,317	5,522,026
POSCO (ADR)	10,195	1,059,668
Samsung Electronics Co., Ltd.	8,700	5,998,428
Samsung SDI Co., Ltd.	4,703	592,169
Shinhan Financial Group Co., Ltd.	46,630	1,865,996
SK Telecom Co., Ltd.	16,064	2,496,080

		30,086,739

Spain—4.0%
Banco Bilbao Vizcaya Argentaria S.A.	601,503	10,700,756
Banco Popular Espanol S.A. (a)	42,039	421,545
Banco Santander S.A.	947,882	15,308,558
EDP Renovaveis S.A.	52,251	574,459
Grupo Ferrovial S.A. (a)	9,532	456,799
Iberdrola Renovables (a) (b)	123,852	609,716
Iberdrola S.A. (a)	306,679	3,013,117
Inditex S.A. (a)	42,048	2,414,083
Repsol YPF S.A.	39,533	1,076,726
Telefonica S.A.	336,744	9,291,746

		43,867,505

Sweden—1.3%
Atlas Copco AB (Series A) (a)	73,179	944,281
Getinge AB (Class B) (a)	59,583	1,001,631
Hennes & Mauritz AB (Series B) (a)	40,690	2,284,458
Sandvik AB (a)	215,620	2,384,194
Skandinaviska Enskilda Banken AB (Series A) (a)	30,434	205,181
SKF AB (a)	151,168	2,375,302
SSAB AB (Series A)	19,914	307,705
Svenska Cellulosa AB	145,425	1,972,908
Swedbank AB	57,828	551,604
Swedish Match AB	22,540	453,382
TeliaSonera AB	96,233	632,169
Volvo AB (Series B) (a)	148,075	1,371,985

		14,484,800

Switzerland—5.9%
ABB, Ltd.	237,183	4,760,165
Credit Suisse Group AG	102,872	5,718,432
Flughafen Zuerich AG	5,982	1,741,407
Givaudan S.A.	915	687,091
Holcim, Ltd.	22,156	1,522,202
Nestle S.A.	295,685	12,597,441
Nobel Biocare Holding AG	16,826	557,013
Novartis AG	295,078	13,736,587
Roche Holding AG	56,589	9,148,546
Swatch Group AG (Class B)	2,695	635,304
Swiss Reinsurance	44,456	2,006,463
Swisscom AG	3,428	1,226,255
Syngenta AG	7,056	1,617,808
UBS AG	321,102	5,877,615
Zurich Financial Services AG	10,453	2,487,913

		64,320,242

Security Description	Shares	Value

Taiwan—0.7%
AU Optronics Corp. (ADR)	61,878	$598,979
Chunghwa Telecom Co., Ltd. (ADR)	43,153	778,480
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	494,427	5,418,920
United Microelectronics Corp. (ADR)	135,429	514,630

		7,311,009

Ukraine—0.0%
UkrTelecom (GDR)	32,890	69,764

United Kingdom—14.8%
Anglo American, Plc.	231,814	7,388,823
AstraZeneca, Plc.	74,244	3,333,117
Aviva, Plc.	24,338	174,697
Barclays, Plc.	876,466	5,186,555
BG Group, Plc.	84,702	1,475,989
BHP Billiton, Plc.	362,917	9,986,463
BP, Plc.	1,391,793	12,342,883
British Airways, Plc.	58,721	207,627
British American Tobacco, Plc.	115,132	3,623,019
BT Group, Plc.	316,788	659,808
Cadbury, Plc.	213,530	2,743,776
Diageo, Plc.	265,189	4,078,912
Friends Provident Group, Plc.	39,377	52,439
GKN, Plc.	177,618	323,809
GlaxoSmithKline, Plc.	581,011	11,447,832
HSBC Holdings, Plc.	1,230,223	14,101,367
HSBC Holdings, Plc. (HKD) (a)	386,800	4,445,261
Imperial Tobacco Group, Plc.	92,101	2,664,630
Johnson Matthey, Plc.	15,432	342,490
Kingfisher, Plc.	82,090	279,831
Legal & General Group, Plc.	184,050	258,766
Lloyds Banking Group, Plc.	3,368,888	5,601,446
Lonmin, Plc.	37,670	1,012,591
Marks & Spencer Group, Plc.	181,385	1,052,556
Old Mutual, Plc.	477,014	764,705
Prudential, Plc.	202,705	1,953,185
Rio Tinto, Plc.	300,527	12,912,505
Rolls-Royce Group, Plc.	82,906	624,989
Royal Bank of Scotland Group, Plc.	2,884,247	2,447,324
Royal Dutch Shell, Plc. (Class A)	75,737	2,160,435
Royal Dutch Shell, Plc. (Dutch-Listed Shares) (EUR) (a)	383,927	10,979,821
Standard Chartered, Plc.	132,840	3,279,552
Tesco, Plc.	624,352	4,000,168
Vodafone Group, Plc.	6,850,114	15,394,248
WM Morrison Supermarkets, Plc.	4,194	18,653
Wolseley, Plc. (b)	20,687	499,996
WPP, Plc.	452,831	3,897,295
Xstrata, Plc.	643,662	9,491,450

		161,209,013

United States—0.1%
Autoliv, Inc. (b)	6,193	208,711

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United States—(Continued)
Southern Copper Corp.	21,983	$674,658

		883,369

Total Common Stock (Identified Cost $844,059,914)		1,001,238,183

Mutual Funds—4.1%

India—0.2%
iShares MSCI India (USD) (b)	285,272	1,834,570

Japan—1.9%
Nomura Nikkei 225 Exchange Traded Fund	179,432	20,300,103

Taiwan—2.0%
iShares MSCI Taiwan Index Fund (USD)	1,820,483	22,391,941

Total Mutual Funds (Identified Cost $42,016,406)		44,526,614

Preferred Stock—2.0%

Brazil—1.9%
Banco Bradesco S.A.	191,108	3,796,206
Centrais Eletricas Brasileiras S.A.	29,006	407,004
Cia Brasileira de Distribuicao Grupo Pao de Acucar	22,935	646,220
Cia de Bebidas das Americas	14,283	1,177,218
Cia Energetica de Minas Gerais	27,859	423,878
Gerdau S.A.	90,258	1,207,984
Itau Unibanco Holding S.A.	244,960	4,928,050
Petroleo Brasileiro S.A.	299,702	5,911,116
Usiminas Siderurgicas de Minas Gerais S.A.	44,330	1,166,862
Vivo Participacoes S.A.	23,545	593,086

		20,257,624

Germany—0.1%
Porsche Automobil Holding SE	4,598	361,582
Volkswagen AG	11,074	1,289,365

		1,650,947

Total Preferred Stock (Identified Cost $17,664,627)		21,908,571

Rights—0.1%

France—0.1%
BNP Paribas (a) (b)	98,541	213,343

Germany—0.0%
HeidelbergCement AG (b)	21,738	116,068

Total Rights (Identified Cost $0)		329,411

Warrants—0.0%
Security Description	Shares	Value

Italy—0.0%
Mediobanca S.p.A. (b)	38,703	$2,750

Total Warrants (Identified Cost $0)		2,750

Short Term Investments—25.4%
Security Description	Shares/Par Amount	Value

United States—25.4%
State Street Navigator Securities Lending Prime Portfolio (c)	247,312,891	247,312,891
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $29,048,008 on 10/01/09, collateralized by $6,170,000 U.S. Treasury Bill due 03/18/10 with a value of $6,165,064; by $5,150,000 Federal Home Loan Mortgage Corp. due 04/01/10 with a value of $5,156,438; and by $17,630,000 Federal Home Loan Bank due 09/17/10 with a value of $18,310,518.	$29,048,000	29,048,000

Total Short Term Investments (Identified Cost $276,360,891)		276,360,891

Total Investments—123.7% (Identified Cost $1,180,101,838) (d)		1,344,366,420
Liabilities in excess of other assets		(257,480,155)

Net Assets—100%		$1,086,886,265

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $234,699,011 and the collateral received consisted of cash in the amount of $247,312,891. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,180,101,838 and the composition of unrealized appreciation and depreciation of investment securities was $193,522,292 and $(29,257,710), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(EUR)—	Euro
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(USD)—	United States Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Ten Largest Industries as of September 30, 2009	Percentage of Net Assets
Commercial Banks	19.6%
Oil, Gas & Consumable Fuels	11.7%
Metals & Mining	10.0%
Pharmaceuticals	4.2%
Exchange Traded Funds	4.1%
Diversified Telecommunication Services	3.9%
Wireless Telecommunication Services	3.5%
Insurance	3.2%
Automobiles	3.2%
Food Products	2.7%

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2009	Unrealized Appreciation/ Depreciation
Canadian Dollar (bought)	Deutsche Bank	12/16/2009	16,035,386	$14,899,106	$14,958,132	$59,026
Czech Koruna (bought)	Credit Suisse	10/14/2009	6,476,368	287,328	374,824	87,496
Czech Koruna (bought)	Credit Suisse	10/27/2009	27,751,209	1,501,689	1,605,551	103,862
Czech Koruna (sold)	Credit Suisse	10/14/2009	6,476,368	351,594	374,824	(23,230)
Czech Koruna (sold)	Credit Suisse	10/27/2009	12,779,621	650,362	739,367	(89,005)
Czech Koruna (sold)	Credit Suisse	10/27/2009	51,261,563	2,601,450	2,965,746	(364,296)
Czech Koruna (sold)	Credit Suisse	10/27/2009	60,756,294	3,171,493	3,515,065	(343,572)
Czech Koruna (sold)	Credit Suisse	10/27/2009	64,888,685	3,237,474	3,754,145	(516,671)
Japanese Yen (bought)	Credit Suisse	12/16/2009	3,900,489,960	43,105,290	43,600,363	495,073
Japanese Yen (sold)	Credit Suisse	12/16/2009	831,431,802	9,142,038	9,293,891	(151,853)
Polish Zlotty (bought)	UBS AG	10/20/2009	7,813,597	2,814,190	2,710,790	(103,400)
Polish Zlotty (bought)	UBS AG	10/20/2009	11,337,990	4,241,372	3,933,515	(307,857)
Polish Zlotty (bought)	UBS AG	11/19/2009	30,799,561	11,394,221	10,661,456	(732,765)
Polish Zlotty (sold)	UBS AG	10/20/2009	19,151,588	6,107,985	6,644,305	(536,320)
Polish Zlotty (sold)	UBS AG	11/19/2009	7,419,978	2,353,494	2,568,471	(214,977)
Polish Zlotty (sold)	UBS AG	11/19/2009	23,379,583	7,458,078	8,092,986	(634,908)

Net Unrealized Depreciation						$(3,273,397)

Futures Contracts
Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Unrealized Depreciation
TOPIX Index Futures	Credit Suisse	12/11/2009	98	$10,267,279	$9,963,689	$(303,590)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$76,078,072	$—	$76,078,072
Austria	—	7,066,196	—	7,066,196
Belgium	—	7,687,332	—	7,687,332
Bermuda	—	2,782,470	—	2,782,470
Brazil	7,290,275	1,260,919	—	8,551,194
Canada	2,873,780	46,442,166	—	49,315,946
Cayman Islands	—	904,004	—	904,004
China	—	24,551,424	—	24,551,424
Czech Republic	—	13,565,155	—	13,565,155
Denmark	—	6,555,314	—	6,555,314
Finland	—	5,131,657	—	5,131,657
France	—	109,574,000	—	109,574,000
Germany	—	78,071,738	—	78,071,738
Greece	—	3,666,502	—	3,666,502
Hong Kong	—	24,034,233	—	24,034,233
Hungary	—	7,021,100	—	7,021,100
India	2,413,567	9,534,804	—	11,948,371
Indonesia	—	546,336	—	546,336
Ireland	—	6,066,934	—	6,066,934
Italy	—	27,565,542	—	27,565,542
Japan	—	107,593,714	—	107,593,714
Luxembourg	323,015	5,019,461	—	5,342,476
Mexico	3,399,171	6,605,413	—	10,004,584
Netherlands	—	29,484,119	—	29,484,119
Norway	—	10,580,994	—	10,580,994
Poland	—	3,462,847	—	3,462,847
Portugal	—	968,846	—	968,846
Russia	1,816,362	22,019,008	—	23,835,370
Singapore	—	7,735,701	—	7,735,701
South Africa	—	9,313,571	—	9,313,571
South Korea	1,059,668	29,027,071	—	30,086,739
Spain	—	43,867,505	—	43,867,505
Sweden	—	14,484,800	—	14,484,800
Switzerland	—	64,320,242	—	64,320,242
Taiwan	1,113,609	6,197,400	—	7,311,009
Ukraine	—	69,764	—	69,764
United Kingdom	—	161,209,013	—	161,209,013
United States	674,658	208,711	—	883,369
Total Common Stock	20,964,105	980,274,078	—	1,001,238,183
Mutual Funds
India	1,834,570	—	—	1,834,570
Japan	—	20,300,103	—	20,300,103

MSF-8

Metropolitan Series Fund, Inc.

Artio International Stock Portfolio

Description	Level 1	Level 2	Level 3	Total
Taiwan	$22,391,941	$—	$—	$22,391,941
Total Mutual Funds	24,226,511	20,300,103	—	44,526,614
Preferred Stock
Brazil	—	20,257,624	—	20,257,624
Germany	—	1,650,947	—	1,650,947
Total Preferred Stock	—	21,908,571	—	21,908,571
Rights
France	—	213,343	—	213,343
Germany	—	116,068	—	116,068
Total Rights	—	329,411	—	329,411
Warrants
Italy	—	2,750	—	2,750
Short Term Investments
United States	247,312,891	29,048,000	—	276,360,891
Total Investments	$292,503,507	$1,051,862,913	$—	$1,344,366,420

Futures Contracts*
Futures Contracts Long (Depreciation)	$—	$(303,590)	$—	$(303,590)
Forward Contracts*
Forward Currency Contracts (Appreciation)	—	745,457	—	745,457
Forward Currency Contracts (Depreciation)	—	(4,018,854)	—	(4,018,854)
Total Liabilities	$—	$(3,576,987)	$—	$(3,576,987)

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-9

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—98.1% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.2%
Northrop Grumman Corp. 7.750%, 02/15/31	$515,000	$671,432
Northrop Grumman Systems Corp. 7.750%, 03/01/16	840,000	1,003,140
The Boeing Co. 7.250%, 06/15/25	460,000	551,283
United Technologies Corp. 7.500%, 09/15/29	200,000	252,415

		2,478,270

Air Freight & Logistics—0.1%
United Parcel Service, Inc. 5.125%, 04/01/19	760,000	820,287

Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	3,000,000	3,111,240
Centex Home Equity 3.750%, 12/25/31 (a)	60,968	43,550
Detroit Edison Securitization Funding, LLC 6.190%, 03/01/13	230,685	242,058

		3,396,848

Beverages—0.4%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15	1,950,000	2,081,354
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26 (b)	300,000	362,954
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	369,819
PepsiCo., Inc. 5.000%, 06/01/18	2,700,000	2,895,364

		5,709,491

Capital Markets—1.8%
Credit Suisse USA, Inc. 5.375%, 03/02/16 (b)	3,550,000	3,679,716
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	3,000,000	2,958,337
6.500%, 07/15/18	200,000	205,247
Morgan Stanley 2.000%, 09/22/11 (b)	4,000,000	4,070,248
4.750%, 04/01/14	1,515,000	1,522,972
7.250%, 04/01/32	1,850,000	2,109,174
The Bank of New York Mellon Corp. 5.450%, 05/15/19 (b)	2,000,000	2,153,742
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	971,518
The Goldman Sachs Group, Inc. 5.700%, 09/01/12 (b)	1,000,000	1,075,245
6.125%, 02/15/33 (b)	2,075,000	2,147,718
6.250%, 09/01/17 (b)	760,000	803,229
6.450%, 05/01/36	2,000,000	2,000,510

		23,697,656

Security Description	Par Amount	Value

Chemicals—0.3%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36 (b)	$1,000,000	$1,050,686
6.000%, 07/15/18	1,000,000	1,111,034
6.875%, 10/15/09 (b)	300,000	300,521
Praxair, Inc. 4.375%, 03/31/14 (b)	810,000	854,116
6.375%, 04/01/12	80,000	88,213

		3,404,570

Commercial Banks—2.5%
ABN-AMRO Bank NV (New York Branch) 7.750%, 05/15/23	230,000	224,172
American Express Centurion Bank 5.550%, 10/17/12	300,000	318,179
5.950%, 06/12/17	1,500,000	1,536,267
Duetsche Bank AG/London 6.000%, 09/01/17 (b)	1,500,000	1,616,500
HSBC Holdings, Plc. 5.250%, 12/12/12 (b)	2,050,000	2,177,556
Kreditanstalt fuer Wiederaufbau 3.500%, 05/16/13	7,000,000	7,319,224
4.875%, 01/17/17 (b)	2,900,000	3,168,395
8.000%, 02/15/10	1,000,000	1,028,627
PNC Bank, N.A. 4.875%, 09/21/17	1,000,000	956,470
5.250%, 01/15/17 (b)	1,600,000	1,580,062
US Bancorp 4.200%, 05/15/14 (b)	3,900,000	4,062,950
Wachovia Corp. 5.750%, 06/15/17 (b)	700,000	739,676
Wells Fargo & Co. 4.950%, 10/16/13 (b)	1,450,000	1,524,715
5.000%, 11/15/14	2,000,000	2,089,909
5.125%, 09/01/12	500,000	528,932
Wells Fargo Bank, N.A. 4.750%, 02/09/15 (b)	3,065,000	3,112,728

		31,984,362

Commercial Mortgage-Backed Securities—3.3%
Banc of America Commerical Mortgage, Inc. 5.414%, 09/10/47	2,752,000	2,500,104
Bear Stearns Commercial Mortgage Securities
5.540%, 09/11/41	3,000,000	2,812,327
5.610%, 11/15/33	500,000	518,151
6.480%, 02/15/35	500,000	518,261
7.780%, 02/15/32	82,540	82,936
Citigroup Commercial Mortgage Trust 5.544%, 04/15/40 (a)	1,000,000	974,718
5.916%, 03/15/49 (a)	3,800,000	3,632,093
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.399%, 07/15/44 (a)	2,000,000	1,972,824
5.658%, 10/15/48	3,489,000	3,193,912
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	3,500,000	2,745,096

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
CS First Boston Mortgage Securities Corp. 3.382%, 05/15/38	$1,805,651	$1,804,944
5.100%, 08/15/15 (a)	3,000,000	2,935,139
Greenwich Capital Commercial Funding Corp.
4.022%, 01/05/36	565,399	570,695
5.317%, 06/10/36 (a)	1,000,000	1,016,745
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	1,545,224	1,562,565
4.275%, 01/12/37	586,306	595,181
6.044%, 11/15/35	269,661	275,615
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (a)	1,600,267	1,609,861
4.367%, 03/15/36	3,000,000	2,832,296
6.462%, 03/15/31	500,000	528,106
6.653%, 11/15/27	2,000,000	2,082,634
Morgan Stanley Capital I 4.989%, 08/13/42	1,000,000	975,665
6.076%, 06/11/49 (a)	1,430,000	1,242,382
Morgan Stanley Dean Witter Capital I 4.800%, 09/15/37	189,398	192,152
7.200%, 10/15/33	474,866	488,686
Salomon Brothers Mortgage Securities VII, Inc.
5.045%, 03/18/36	500,000	486,788
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (a)	3,000,000	2,918,115
6.287%, 04/15/34	1,445,000	1,521,355

		42,589,346

Commercial Services & Supplies—0.3%
Waste Management, Inc. 6.100%, 03/15/18	2,000,000	2,134,786
7.000%, 07/15/28 (b)	1,265,000	1,384,037

		3,518,823

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28 (b)	900,000	765,000
7.625%, 11/15/10 (b)	135,000	139,725

		904,725

Computers & Peripherals—0.4%
Hewlett-Packard Co. 5.500%, 03/01/18 (b)	1,950,000	2,112,558
International Business Machines Corp. 4.750%, 11/29/12 (b)	1,000,000	1,079,468
7.500%, 06/15/13	1,000,000	1,167,383
8.375%, 11/01/19	425,000	552,935

		4,912,344

Diversified Financial Services—4.6%
Anadarko Finance Co. 7.500%, 05/01/31	1,800,000	1,974,426
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,354,070

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Associates Corp. of North America 6.950%, 11/01/18	$1,700,000	$1,727,505
Bank of America Corp. 3.125%, 06/15/12	3,900,000	4,059,753
4.750%, 08/15/13	1,000,000	1,022,321
5.125%, 11/15/14 (b)	1,000,000	1,025,077
5.420%, 03/15/17	900,000	858,148
5.750%, 08/15/16 (b)	2,850,000	2,816,729
7.400%, 01/15/11 (b)	300,000	318,267
7.800%, 02/15/10	150,000	153,074
BellSouth Capital Funding Corp. 7.875%, 02/15/30	250,000	293,291
Berkshire Hathaway Finance Corp. 4.600%, 05/15/13	3,900,000	4,123,659
BHP Billiton Finance USA, Ltd. 5.500%, 04/01/14 (b)	1,500,000	1,648,859
Citigroup, Inc. 5.500%, 08/27/12	840,000	871,032
5.850%, 08/02/16	500,000	491,462
7.250%, 10/01/10 (b)	250,000	257,981
Conoco Funding Co. 6.350%, 10/15/11 (b)	500,000	545,207
Deutsche Telekom International Finance BV 5.750%, 03/23/16	460,000	491,780
8.750%, 06/15/30 (a)	1,000,000	1,302,353
Devon Financing Corp. 6.875%, 09/30/11	1,900,000	2,064,357
General Electric Capital Corp. 3.000%, 12/09/11	5,000,000	5,182,049
5.000%, 11/15/11 (b)	4,000,000	4,217,017
5.400%, 02/15/17 (b)	2,000,000	1,992,891
5.450%, 01/15/13 (b)	1,800,000	1,903,117
6.000%, 06/15/12	1,000,000	1,073,683
6.750%, 03/15/32 (b)	1,250,000	1,286,978
General Electric Capital Services, Inc. 7.500%, 08/21/35	100,000	110,456
Heller Financial, Inc. 7.375%, 11/01/09 (b)	350,000	351,456
JPMorgan Chase & Co. 4.750%, 05/01/13	1,500,000	1,584,901
5.125%, 09/15/14 (b)	850,000	895,743
6.300%, 04/23/19 (b)	1,900,000	2,084,620
6.750%, 02/01/11	250,000	266,523
Mellon Funding Corp. 6.400%, 05/14/11 (b)	250,000	268,841
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	300,000	346,923
Petrobras International Finance Co. 6.125%, 10/06/16 (b)	600,000	641,700
Shell International Finance BV 4.000%, 03/21/14 (b)	1,900,000	1,989,565
Telecom Italia Capital S.A. 6.200%, 07/18/11	1,020,000	1,085,644
Unilever Capital Corp. 7.125%, 11/01/10 (b)	300,000	319,197

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Verizon Global Funding Corp. 7.750%, 12/01/30 (b)	$2,390,000	$2,888,169

		58,888,824

Diversified Telecommunication Services—1.0%
AT&T, Inc. 5.800%, 02/15/19 (b)	3,700,000	3,959,661
5.875%, 02/01/12 (b)	1,400,000	1,517,598
British Telecommunications, Plc. 9.625%, 12/15/30 (a)	1,000,000	1,281,344
France Telecom S.A. 7.750%, 03/01/11 (a)	1,400,000	1,516,741
Telefonica Emisiones SAU 6.221%, 07/03/17	2,900,000	3,201,882
Verizon New England, Inc. 6.500%, 09/15/11 (b)	400,000	429,848
Verizon New York, Inc. 7.375%, 04/01/32	500,000	545,251

		12,452,325

Electric Utilities—1.2%
Duke Energy Carolinas, LLC 6.250%, 01/15/12 (b)	500,000	542,182
Exelon Corp. 4.900%, 06/15/15	2,060,000	2,104,130
5.625%, 06/15/35	1,500,000	1,455,765
Georgia Power Co. 5.700%, 06/01/17	1,400,000	1,525,998
Oncor Electric Delivery Co. 7.000%, 05/01/32 (b)	950,000	1,126,399
Pepco Holdings, Inc. 6.450%, 08/15/12	1,500,000	1,601,385
Progress Energy, Inc. 5.625%, 01/15/16 (b)	1,900,000	2,004,308
7.100%, 03/01/11	1,221,000	1,290,540
PSEG Power, LLC 7.750%, 04/15/11 (b)	500,000	536,918
8.625%, 04/15/31 (b)	1,000,000	1,352,887
Southern California Edison Co. 5.000%, 01/15/16	1,500,000	1,569,166

		15,109,678

Energy Equipment & Services—0.5%
Halliburton Co. 5.500%, 10/15/10 (b)	2,700,000	2,811,970
Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37	2,000,000	2,013,204
6.750%, 03/15/11 (b)	750,000	792,366
Transocean, Ltd. 7.500%, 04/15/31	300,000	350,071

		5,967,611

Federal Agencies—45.2%
Federal Home Loan Bank 1.375%, 05/16/11 (b)	5,000,000	5,042,485

Security Description	Par Amount	Value

Federal Agencies—(Continued)
3.625%, 07/01/11 (b)	$5,000,000	$5,237,123
4.625%, 02/18/11	6,070,000	6,394,184
5.250%, 06/18/14	9,500,000	10,640,246
5.375%, 08/19/11	5,800,000	6,276,584
5.375%, 05/18/16 (b)	2,900,000	3,267,006
Federal Home Loan Mortgage Corp. 3.500%, 05/29/13 (b)	7,120,000	7,509,516
4.000%, 06/01/19	1,415,005	1,451,672
4.000%, 06/01/39	6,175,062	6,116,005
4.500%, 09/01/18	1,952,922	2,062,593
4.500%, 10/01/18	2,981,846	3,149,297
4.500%, 04/01/19	4,253,792	4,474,664
4.500%, 06/01/19	2,515,321	2,645,925
4.500%, 08/01/19	654,346	688,321
4.500%, 10/01/35	4,479,151	4,548,992
4.500%, 11/01/35 (a)	2,089,091	2,121,665
4.500%, 04/01/39	5,813,451	5,888,404
4.750%, 03/05/12	12,000,000	12,977,827
5.000%, 05/01/18	4,943,587	5,256,770
5.000%, 12/01/18	890,558	946,976
5.000%, 06/01/19	1,822,253	1,932,292
5.000%, 03/01/27	1,877,626	1,956,875
5.000%, 10/01/33	2,885,654	2,994,256
5.000%, 03/01/34	1,300,246	1,348,192
5.000%, 08/01/35	6,185,903	6,408,220
5.000%, 09/01/35	3,417,817	3,540,650
5.000%, 10/01/35	2,527,023	2,617,842
5.000%, 01/01/36	5,446,115	5,641,844
5.000%, 04/01/38	4,949,601	5,117,003
5.087%, 08/01/36 (a)	1,772,082	1,854,454
5.125%, 11/17/17 (b)	3,530,000	3,919,070
5.300%, 05/12/20 (b)	710,000	714,410
5.361%, 01/01/37 (a)	7,831,838	8,226,769
5.500%, 11/01/17	687,851	737,549
5.500%, 05/01/29	735,426	773,246
5.500%, 06/01/34	3,048,046	3,204,793
5.500%, 10/01/35	2,639,726	2,773,189
5.500%, 12/01/35	5,144,281	5,404,372
5.500%, 01/01/36	7,673,966	8,061,955
5.625%, 11/23/35	1,040,000	1,046,437
5.655%, 02/01/37 (a)	5,211,179	5,456,010
6.000%, 04/01/16	43,718	46,903
6.000%, 05/01/17	574,200	615,705
6.000%, 11/01/28	69,059	73,742
6.000%, 12/01/28	42,640	45,532
6.000%, 02/01/29	96,371	102,851
6.000%, 04/01/29	38,540	41,132
6.000%, 05/01/29	11,645	12,428
6.000%, 06/01/31	17,081	18,196
6.000%, 07/01/31	6,129	6,529
6.000%, 08/01/31	111,591	118,874
6.000%, 09/01/31	338,758	360,869
6.000%, 04/01/32	752,086	800,286
6.000%, 11/01/32	240,315	255,717
6.000%, 06/01/34	964,862	1,024,562
6.000%, 11/01/35	965,293	1,023,047

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 6.000%, 02/01/36	$2,172,999	$2,298,956
6.000%, 08/01/36	2,401,690	2,540,903
6.000%, 10/01/36	3,578,508	3,785,934
6.000%, 11/01/36	2,788,244	2,949,863
6.000%, 01/01/37	5,158,847	5,457,877
6.000%, 02/01/38	4,012,893	4,238,282
6.011%, 04/01/36 (a)	1,402,701	1,473,722
6.250%, 07/15/32	2,600,000	3,251,915
6.500%, 10/01/29	36,111	38,918
6.500%, 02/01/30	34,539	37,224
6.500%, 08/01/31	58,602	63,036
6.500%, 10/01/31	24,507	26,361
6.500%, 11/01/31	134,738	144,932
6.500%, 03/01/32	1,634,813	1,756,591
6.500%, 04/01/32	1,482,661	1,593,106
6.500%, 09/01/36	3,289,147	3,507,875
6.500%, 11/01/37	7,280,285	7,765,713
6.750%, 03/15/31	965,000	1,263,186
7.000%, 06/01/11	7,877	8,217
7.000%, 12/01/15	24,196	26,021
7.000%, 12/01/27	6,337	6,929
7.000%, 11/01/28	19,578	21,412
7.000%, 04/01/29	15,746	17,206
7.000%, 05/01/29	4,264	4,659
7.000%, 06/01/29	30,248	33,052
7.000%, 07/01/29	9,295	10,156
7.000%, 01/01/31	197,653	215,544
7.000%, 12/01/31	49,819	54,329
7.500%, 03/01/16	46,904	50,792
7.500%, 08/01/24	78,639	88,351
7.500%, 10/01/27	45,222	50,448
7.500%, 10/01/29	58,506	64,187
7.500%, 05/01/30	30,548	33,513
8.000%, 02/01/27	12,916	14,660
8.000%, 10/01/28	23,791	26,985
Federal National Mortgage Association 1.750%, 08/10/12 (b)	6,000,000	6,030,818
4.000%, 04/01/19	1,474,650	1,508,609
4.000%, 05/01/19	2,672,912	2,734,464
4.000%, 01/01/20	1,488,123	1,516,917
4.000%, 06/01/24	3,970,000	4,045,185
4.000%, 08/01/39	4,102,486	4,069,634
4.000%, 09/01/39	4,100,000	4,064,979
4.125%, 04/15/14 (b)	2,350,000	2,522,641
4.375%, 03/15/13 (b)	4,650,000	5,039,111
4.500%, 07/01/18	3,081,970	3,254,637
4.500%, 05/01/19	831,884	874,976
4.500%, 08/01/33	1,349,123	1,374,954
4.500%, 10/01/33	2,353,375	2,398,433
4.500%, 04/01/34	1,917,226	1,952,135
4.500%, 01/01/39	4,970,171	5,039,431
4.500%, 03/01/39	5,004,828	5,069,355
4.500%, 09/01/39	13,942,098	14,141,063
4.500%, TBA	9,735,000	9,967,725
4.750%, 01/19/16	2,850,000	3,113,186
5.000%, 06/01/18	769,520	817,351

Security Description	Par Amount	Value

Federal Agencies—(Continued)
5.000%, 01/01/19	$1,174,396	$1,243,902
5.000%, 02/01/20	1,872,409	1,978,524
5.000%, 01/01/22	3,433,011	3,611,941
5.000%, 02/01/24	1,686,077	1,757,207
5.000%, 09/01/25	1,766,284	1,840,941
5.000%, 07/01/33	1,584,721	1,643,606
5.000%, 08/01/33	2,374,162	2,462,381
5.000%, 09/01/33	2,009,713	2,084,391
5.000%, 10/01/33	7,732,434	8,019,759
5.000%, 03/01/34	2,258,984	2,342,924
5.000%, 04/01/34	5,084,401	5,270,988
5.000%, 05/01/34	1,712,934	1,775,045
5.000%, 09/01/34	3,495,608	3,622,360
5.000%, 02/01/35	3,641,247	3,773,280
5.000%, 04/01/35	2,063,660	2,137,163
5.000%, 05/01/35	1,140,447	1,181,067
5.000%, 11/01/35	2,005,419	2,076,847
5.125%, 04/15/11 (b)	7,200,000	7,676,850
5.170%, 11/01/36 (a)	1,135,465	1,193,513
5.375%, 06/12/17	4,250,000	4,808,287
5.444%, 03/01/36 (a)	3,020,978	3,173,972
5.500%, 03/15/11 (b)	950,000	1,014,950
5.500%, 11/01/17	947,931	1,016,206
5.500%, 02/01/18	366,878	392,731
5.500%, 04/01/18	1,999,847	2,140,769
5.500%, 07/01/23	992,196	1,046,424
5.500%, 01/01/24	529,518	558,459
5.500%, 07/01/24	1,639,631	1,729,374
5.500%, 10/01/32	514,515	540,834
5.500%, 02/01/33	1,422,840	1,495,431
5.500%, 03/01/33	2,759,296	2,900,069
5.500%, 05/01/33	4,841,213	5,088,202
5.500%, 08/01/33	4,381,640	4,605,182
5.500%, 10/01/33	644,760	677,654
5.500%, 12/01/33	4,602,830	4,837,657
5.500%, 02/01/34	2,588,686	2,718,952
5.500%, 03/01/34	1,477,954	1,552,326
5.500%, 04/01/34	1,062,855	1,116,339
5.500%, 05/01/34	1,654,414	1,737,666
5.500%, 09/01/34	1,973,609	2,072,923
5.500%, 12/01/34	5,490,811	5,767,115
5.500%, 01/01/35	1,524,517	1,601,233
5.500%, 02/01/35	3,230,875	3,393,457
5.500%, 04/01/35	2,058,277	2,160,002
5.500%, 06/01/35	6,674,728	7,004,610
5.500%, 06/13/35 (a)	1,465,432	1,545,675
5.500%, 01/01/37	6,140,719	6,428,553
5.500%, 05/01/37	3,812,166	3,990,854
5.500%, 12/01/37	5,416,274	5,679,417
5.500%, 05/01/38	3,210,179	3,360,770
5.500%, 07/01/38	3,781,070	3,958,441
6.000%, 09/01/13	402,697	429,868
6.000%, 10/01/13	251,424	268,388
6.000%, 03/01/14	65,342	69,824
6.000%, 06/01/14	7,632	8,156
6.000%, 07/01/14	51,317	54,836

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 6.000%, 09/01/14	$22,691	$24,247
6.000%, 09/01/17	798,855	856,747
6.000%, 08/01/28	20,059	21,425
6.000%, 11/01/28	7,701	8,225
6.000%, 12/01/28	7,978	8,521
6.000%, 06/01/31	116,566	124,210
6.000%, 09/01/32	726,940	774,134
6.000%, 01/01/33	298,729	318,123
6.000%, 02/01/33	557,917	593,440
6.000%, 03/01/33	664,958	707,296
6.000%, 04/01/33	674,173	717,098
6.000%, 05/01/33	1,437,782	1,529,325
6.000%, 05/01/34	2,143,171	2,276,117
6.000%, 09/01/34	2,442,711	2,594,238
6.000%, 11/01/34	3,328,855	3,535,351
6.000%, 01/01/35	1,056,969	1,119,654
6.000%, 07/01/36	2,415,489	2,554,330
6.000%, 09/01/36	2,679,580	2,833,601
6.000%, 07/01/37	3,366,326	3,557,248
6.000%, 08/01/37	5,015,222	5,299,661
6.000%, 09/01/37	11,147,547	11,779,782
6.210%, 08/06/38	300,000	360,736
6.500%, 01/01/13	5,139	5,492
6.500%, 04/01/13	797	852
6.500%, 06/01/13	36,196	38,683
6.500%, 07/01/13	211	225
6.500%, 06/01/14	16,929	18,111
6.500%, 04/01/17	1,989,762	2,130,987
6.500%, 05/01/28	290,298	313,737
6.500%, 12/01/28	738,319	797,931
6.500%, 03/01/29	24,839	26,823
6.500%, 04/01/29	124,826	134,797
6.500%, 05/01/29	15,229	16,446
6.500%, 08/01/29	3,275	3,536
6.500%, 05/01/30	232,123	250,663
6.500%, 09/01/31	49,534	53,440
6.500%, 02/01/32	8,866	9,577
6.500%, 06/01/32	219,913	237,120
6.500%, 09/01/33	586,062	630,598
6.500%, 10/01/33	510,266	549,042
6.500%, 10/01/34	1,647,078	1,772,243
6.500%, 10/01/37	5,091,255	5,441,065
6.625%, 11/15/10 (b)	3,400,000	3,630,358
6.625%, 11/15/30 (b)	2,450,000	3,159,258
7.000%, 04/01/12	10,909	11,334
7.000%, 02/01/14	8,983	9,333
7.000%, 10/01/21	65,257	72,373
7.000%, 06/01/26	1,498	1,646
7.000%, 06/01/28	85,642	94,452
7.000%, 09/01/29	42,474	46,800
7.000%, 10/01/29	46,742	51,504
7.000%, 12/01/29	4,614	5,084
7.000%, 01/01/32	399,191	438,722
7.000%, 04/01/32	66,459	72,966
7.000%, 06/01/32	244,939	268,921
7.000%, 10/01/37	3,209,075	3,496,644

Security Description	Par Amount	Value

Federal Agencies—(Continued)
7.500%, 08/01/15	$16,953	$18,406
7.500%, 09/01/25	17,860	19,608
7.500%, 06/01/26	19,195	21,064
7.500%, 09/01/27	4,112	4,518
7.500%, 11/01/27	531	583
7.500%, 08/01/28	1,200	1,344
7.500%, 07/01/29	45,861	50,388
7.500%, 10/01/29	20,601	22,657
8.000%, 10/01/26	1,656	1,875
8.000%, 11/01/29	668	757
8.000%, 05/01/30	36,987	40,384
8.000%, 11/01/30	11,729	12,807
8.000%, 01/01/31	14,857	16,222
8.000%, 02/01/31	24,042	26,251
Government National Mortgage Association 4.000%, TBA	3,050,000	3,047,139
4.500%, 01/15/39	3,965,000	4,032,422
4.500%, 04/15/39	2,983,888	3,034,627
4.500%, 05/15/39	2,920,820	2,970,487
4.500%, 08/15/39	3,993,499	4,060,889
5.000%, 10/15/20	1,878,413	1,989,737
5.000%, 01/15/21	1,479,629	1,567,320
5.000%, 12/15/35	2,079,836	2,161,849
5.000%, 12/15/36	2,512,250	2,606,651
5.000%, 02/15/39	5,659,372	5,868,973
5.000%, 08/15/39	3,875,541	4,022,084
5.500%, 03/15/36	2,710,125	2,852,066
5.500%, 01/15/37	4,147,348	4,358,448
5.500%, 11/15/37	5,787,339	6,081,914
5.500%, 09/15/38	3,968,819	4,170,171
6.000%, 01/15/29	31,135	33,165
6.000%, 01/15/33	944,049	1,008,834
6.000%, 03/15/35	1,517,176	1,607,753
6.000%, 12/15/35	1,805,687	1,913,488
6.000%, 06/15/36	2,296,247	2,429,973
6.000%, 09/15/36	2,786,715	2,949,004
6.000%, 07/15/38	2,029,242	2,144,147
6.500%, 05/15/23	8,817	9,479
6.500%, 02/15/27	124,465	134,109
6.500%, 07/15/28	23,084	25,063
6.500%, 08/15/28	45,939	49,877
6.500%, 11/15/28	29,985	32,555
6.500%, 12/15/28	13,431	14,583
6.500%, 07/15/29	9,596	10,419
6.500%, 06/20/31	93,463	101,514
6.500%, 07/15/32	78,603	84,801
6.500%, 05/15/36	1,128,978	1,203,661
7.000%, 01/15/28	6,881	7,567
7.000%, 04/15/28	4,176	4,592
7.000%, 05/15/28	33,635	36,989
7.000%, 06/15/28	17,611	19,368
7.000%, 10/15/28	14,808	16,284
7.000%, 06/15/29	6,660	7,325
7.000%, 09/15/29	37,230	40,948
7.000%, 01/15/31	1,596	1,755
7.000%, 03/15/31	40,917	44,991

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 7.000%, 07/15/31	$1,471,041	$1,617,511
7.000%, 08/15/31	200,465	220,425
7.000%, 02/15/32	162,897	177,042
7.000%, 07/15/32	103,534	112,525
7.500%, 02/20/28	9,463	10,563
7.500%, 08/15/29	29,191	32,245
7.500%, 04/15/30	9,984	11,194
8.000%, 09/15/16	1,371	1,503
8.000%, 08/15/26	6,508	7,384
8.000%, 09/15/26	8,785	9,968
8.000%, 05/15/27	5,299	6,017
8.000%, 06/15/29	54,776	62,274
9.000%, 11/15/24	37,693	42,536

		578,756,154

Food & Staples Retailing—0.2%
The Kroger Co. 5.500%, 02/01/13	950,000	1,014,821
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	2,218,483

		3,233,304

Food Products—0.6%
ConAgra Foods, Inc. 5.819%, 06/15/17	2,000,000	2,135,385
General Mills, Inc. 6.000%, 02/15/12	2,000,000	2,168,090
Kellogg Co. 6.600%, 04/01/11	1,700,000	1,821,213
Kraft Foods, Inc. 6.250%, 06/01/12	900,000	975,923

		7,100,611

Foreign Government—1.8%
Brazilian Government International Bond 6.000%, 01/17/17	3,755,000	4,036,625
Italian Republic 4.500%, 01/21/15	2,975,000	3,154,065
5.625%, 06/15/12 (b)	3,650,000	4,002,784
Mexico Government International Bond 6.750%, 09/27/34 (b)	1,050,000	1,138,798
8.000%, 09/24/22	2,200,000	2,670,360
8.375%, 01/14/11 (b)	250,000	271,250
Province of Ontario Canada 5.125%, 07/17/12 (b)	2,000,000	2,179,413
Province of Quebec Canada 4.875%, 05/05/14 (b)	1,925,000	2,093,973
6.125%, 01/22/11	2,700,000	2,876,389

		22,423,657

Gas Utilities—0.0%
El Paso Natural Gas Co. 8.375%, 06/15/32	220,000	264,186

Security Description	Par Amount	Value

Government Agency—0.1%
Tennessee Valley Authority 6.000%, 03/15/13	$1,000,000	$1,126,942

Health Care Equipment & Supplies—0.1%
Baxter International, Inc. 5.375%, 06/01/18 (b)	1,400,000	1,522,834

Household Products—0.4%
Kimberly-Clark Corp. 6.125%, 08/01/17 (b)	2,500,000	2,825,720
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	2,192,679
6.450%, 01/15/26	200,000	233,323

		5,251,722

Industrial Conglomerates—0.4%
General Electric Co. 5.000%, 02/01/13 (b)	930,000	981,911
Honeywell International, Inc. 5.000%, 02/15/19 (b)	2,000,000	2,113,591
Tyco International, Ltd. 6.875%, 01/15/21	1,275,000	1,419,929

		4,515,431

Insurance—0.3%
AXA Financial, Inc. 7.750%, 08/01/10	500,000	521,361
AXA S.A. 8.600%, 12/15/30	1,165,000	1,234,900
Chubb Corp. 6.000%, 11/15/11	350,000	377,324
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	640,407
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,370,543
The Allstate Corp. 6.900%, 05/15/38 (b)	150,000	176,499

		4,321,034

Machinery—0.2%
Caterpillar, Inc. 7.900%, 12/15/18 (b)	1,757,000	2,157,082
Deere & Co. 6.950%, 04/25/14 (b)	850,000	983,654

		3,140,736

Media—0.9%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	620,000	718,232
Comcast Corp. 5.300%, 01/15/14 (b)	1,445,000	1,543,566
5.650%, 06/15/35 (b)	1,500,000	1,480,355
Cox Communications, Inc. 7.750%, 11/01/10	250,000	264,375

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
News America, Inc. 6.550%, 03/15/33 (b)	$1,950,000	$2,022,055
The Walt Disney Co. 6.375%, 03/01/12 (b)	200,000	220,110
Thomson Reuters Corp. 6.200%, 01/05/12	1,700,000	1,841,823
Time Warner Cable, Inc. 5.850%, 05/01/17	100,000	104,612
6.550%, 05/01/37 (b)	100,000	106,000
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	380,000	447,105
Time Warner, Inc. 7.700%, 05/01/32	685,000	760,038
9.125%, 01/15/13	418,000	484,493
Turner Broadcasting System, Inc. 8.375%, 07/01/13	660,000	760,328
Viacom, Inc. 6.250%, 04/30/16	770,000	829,715

		11,582,807

Metals & Mining—0.3%
Alcoa, Inc. 5.375%, 01/15/13	1,000,000	1,020,000
5.720%, 02/23/19	523,000	473,315
5.870%, 02/23/22 (b)	101,000	86,860
Rio Tinto Alcan, Inc. 5.000%, 06/01/15	1,050,000	1,071,000
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,128,523

		3,779,698

Multi-Utilities—0.4%
Dominion Resources, Inc. 5.150%, 07/15/15	1,600,000	1,688,296
Pacific Gas & Electric Co. 4.800%, 03/01/14	1,125,000	1,197,647
6.050%, 03/01/34	2,195,000	2,403,769

		5,289,712

Multiline Retail—0.2%
Target Corp. 6.350%, 11/01/32	2,300,000	2,460,471

Oil, Gas & Consumable Fuels—0.6%
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	811,606
Enterprise Products Operating, LLC 5.000%, 03/01/15	2,000,000	2,040,858
6.300%, 09/15/17 (b)	3,400,000	3,662,126
XTO Energy, Inc. 7.500%, 04/15/12	715,000	793,339

		7,307,929

Security Description	Par Amount	Value

Pharmaceuticals—0.9%
Abbott Laboratories 5.125%, 04/01/19 (b)	$2,850,000	$3,029,953
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,000,000	2,227,055
Johnson & Johnson 5.950%, 08/15/37	910,000	1,039,573
6.950%, 09/01/29 (b)	250,000	311,117
Merck & Co., Inc. 5.950%, 12/01/28	300,000	336,944
Schering-Plough Corp. 6.550%, 09/15/37 (b)	1,000,000	1,210,037
Wyeth 5.500%, 02/01/14	3,000,000	3,287,273

		11,441,952

Real Estate Investment Trusts—0.3%
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	189,000	183,802
Regency Centers, L.P. 5.250%, 08/01/15	850,000	788,375
Simon Property Group, L.P. 5.250%, 12/01/16 (b)	3,000,000	2,971,902

		3,944,079

Road & Rail—0.3%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	1,000,000	1,087,379
7.000%, 02/01/14	1,850,000	2,102,619
CSX Corp. 6.750%, 03/15/11	200,000	213,223
7.900%, 05/01/17	500,000	593,746
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	147,659
7.250%, 02/15/31 (b)	156,000	195,842

		4,340,468

Software—0.2%
Oracle Corp. 5.250%, 01/15/16 (b)	2,000,000	2,165,631

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,170,770

U.S. Treasury—26.3%
U.S. Treasury Bonds 3.500%, 02/15/39 (b)	2,080,000	1,884,501
4.500%, 02/15/36 (b)	5,675,000	6,098,128
5.250%, 11/15/28 (b)	2,700,000	3,135,564
5.250%, 02/15/29 (b)	750,000	871,028
5.375%, 02/15/31 (b)	9,525,000	11,323,033
5.500%, 08/15/28 (b)	2,420,000	2,887,665
6.250%, 08/15/23 (b)	7,700,000	9,657,648
6.375%, 08/15/27 (b)	2,800,000	3,640,952
6.500%, 11/15/26 (b)	1,000,000	1,308,790

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 7.250%, 08/15/22 (b)	$6,120,000	$8,260,286
7.875%, 02/15/21 (b)	4,450,000	6,206,549
8.000%, 11/15/21 (b)	2,920,000	4,134,428
8.125%, 08/15/19 (b)	2,645,000	3,687,077
8.125%, 08/15/21 (b)	1,250,000	1,780,537
8.500%, 02/15/20 (b)	6,700,000	9,619,592
8.750%, 08/15/20 (b)	1,000,000	1,466,510
8.875%, 02/15/19 (b)	10,215,000	14,780,595
9.125%, 05/15/18 (b)	1,600,000	2,316,352
9.250%, 02/15/16	1,375,000	1,894,888
U.S. Treasury Notes 0.875%, 01/31/11 (b)	5,000,000	5,020,700
0.875%, 03/31/11 (b)	10,000,000	10,032,900
1.125%, 06/30/11 (b)	8,970,000	9,022,026
1.375%, 03/15/12 (b)	28,800,000	28,941,120
1.375%, 05/15/12 (b)	11,950,000	11,990,032
2.000%, 11/30/13	6,000,000	6,007,380
2.375%, 08/31/14	9,950,000	9,987,511
2.625%, 06/30/14 (b)	12,000,000	12,214,800
2.625%, 02/29/16 (b)	2,510,000	2,483,921
2.875%, 01/31/13 (b)	6,000,000	6,257,640
3.125%, 05/15/19 (b)	3,000,000	2,952,210
3.375%, 11/30/12 (b)	7,010,000	7,423,660
3.375%, 06/30/13 (b)	4,650,000	4,922,536
3.500%, 05/31/13 (b)	9,170,000	9,748,811
3.500%, 02/15/18	4,000,000	4,086,160
3.625%, 06/15/10 (b)	16,200,000	16,582,644
4.000%, 11/15/12 (b)	7,250,000	7,818,762
4.000%, 02/15/14 (b)	600,000	649,050
4.125%, 08/15/10 (b)	1,000,000	1,032,610
4.250%, 10/15/10 (b)	5,000,000	5,200,050
4.250%, 01/15/11 (b)	9,100,000	9,532,978
4.250%, 09/30/12 (b)	5,000,000	5,418,600
4.250%, 08/15/13 (b)	14,980,000	16,336,739
4.250%, 08/15/14 (b)	4,430,000	4,843,585
4.250%, 11/15/17 (b)	4,700,000	5,065,472
4.375%, 08/15/12 (b)	5,000,000	5,428,450
4.500%, 11/15/15 (b)	8,950,000	9,870,687
4.750%, 08/15/17 (b)	7,140,000	7,957,887
4.875%, 02/15/12 (b)	4,500,000	4,895,280
5.000%, 02/15/11 (b)	1,000,000	1,060,340
5.000%, 08/15/11 (b)	3,500,000	3,770,725
5.125%, 05/15/16 (b)	4,830,000	5,510,596

		337,019,985

Wireless Telecommunication Services—0.4%
AT&T Mobility, LLC 7.125%, 12/15/31 (b)	100,000	114,399
New Cingular Wireless Services, Inc. 7.875%, 03/01/11 (b)	890,000	965,764
8.125%, 05/01/12	500,000	570,785
8.750%, 03/01/31	300,000	396,615
Vodafone Group, Plc. 6.150%, 02/27/37 (b)	3,170,000	3,367,598

		5,415,161

Security Description	Par Amount	Value

Yankee—0.9%
Apache Finance Canada Corp. 7.750%, 12/15/29	$300,000	$375,402
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	3,050,000	3,220,844
EnCana Corp. 4.750%, 10/15/13	2,000,000	2,090,368
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,587,862
8.400%, 01/15/22	1,000,000	1,351,533
Inter-American Development Bank 6.800%, 10/15/25	500,000	608,255
7.000%, 06/15/25	200,000	253,540
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	775,304
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	342,628
Province of Quebec Canada 7.500%, 07/15/23	350,000	439,760
StatoilHydro ASA 6.700%, 01/15/18	300,000	351,834

		11,397,330

Total Fixed Income (Identified Cost $1,199,394,778)		1,254,807,764

Short Term Investments—15.3%

Discount Notes—2.8%
Federal Home Loan Bank 0.010%, 10/14/09	10,000,000	9,999,639
0.010%, 10/28/09	25,900,000	25,898,640

		35,898,279

Mutual Funds—12.5%
State Street Navigator Securities Lending Prime Portfolio (c)	160,250,019	160,250,019

Total Short Term Investments (Identified Cost $196,148,298)		196,148,298

Total Investments—113.4% (Identified Cost $1,395,543,076) (d)		1,450,956,062
Liabilities in excess of other assets		(171,790,452)

Net Assets—100%		$1,279,165,610

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $158,320,807 and the collateral received consisted of cash in the amount of $160,250,019 and non-cash collateral with a value of $1,362,085. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,395,543,076 and the composition of unrealized appreciation and depreciation of investment securities was $60,848,521 and $(5,435,535), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Fixed Income	$—	$1,254,807,764	$—	$1,254,807,764
Short Term Investments
Discount Notes	—	35,898,279	—	35,898,279
Mutual Funds	160,250,019	—	—	160,250,019
Total Short Term Investments	160,250,019	35,898,279	—	196,148,298
Total Investments	$160,250,019	$1,290,706,043	$—	$1,450,956,062

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
BE Aerospace, Inc. (a)	785,400	$15,817,956
Goodrich Corp.	76,000	4,129,840
Precision Castparts Corp.	101,300	10,319,431
Spirit Aerosystems Holdings, Inc. (a)	557,300	10,064,838

		40,332,065

Biotechnology—2.4%
Dendreon Corp. (a) (b)	263,400	7,372,566
Myriad Genetics, Inc. (a)	138,900	3,805,860
OSI Pharmaceuticals, Inc. (a) (b)	240,700	8,496,710

		19,675,136

Capital Markets—3.4%
Greenhill & Co., Inc.	75,400	6,754,332
Invesco, Ltd.	600,421	13,665,582
Northern Trust Corp.	132,400	7,700,384

		28,120,298

Chemicals—4.1%
Agrium, Inc. (b)	288,600	14,369,394
Airgas, Inc.	138,000	6,675,060
Celanese Corp. (Series A)	487,300	12,182,500

		33,226,954

Commercial Banks—0.8%
KeyCorp.	1,005,500	6,535,750

Commercial Services & Supplies—0.7%
Iron Mountain, Inc. (a)	228,800	6,099,808

Communications Equipment—1.7%
Harris Corp.	246,564	9,270,806
Juniper Networks, Inc. (a)	168,200	4,544,764

		13,815,570

Construction & Engineering—1.6%
Quanta Services, Inc. (a)	581,100	12,859,743

Diversified Financial Services—3.0%
CME Group, Inc.	29,930	9,224,127
MSCI, Inc. (a)	509,000	15,076,580

		24,300,707

Electrical Equipment—1.2%
A123 Systems, Inc. (a) (b)	40,100	854,932
Ametek, Inc.	252,400	8,811,284

		9,666,216

Electronic Equipment, Instruments & Components —2.5%
Amphenol Corp. (Class A)	419,900	15,821,832
Cogent, Inc. (a) (b)	450,500	4,550,050

		20,371,882

Security Description	Shares	Value

Energy Equipment & Services—2.8%
Noble Corp.	343,800	$13,050,648
Superior Energy Services, Inc. (a)	436,400	9,827,728

		22,878,376

Food Products—0.9%
Dean Foods Co. (a)	390,800	6,952,332

Health Care Equipment & Supplies—3.2%
Gen-Probe, Inc. (a) (b)	178,000	7,376,320
Hologic, Inc. (a)	520,300	8,501,702
Inverness Medical Innovations, Inc. (a)	265,700	10,290,561

		26,168,583

Health Care Providers & Services—6.6%
Lincare Holdings, Inc. (a) (b)	412,400	12,887,500
Magellan Health Services, Inc. (a)	260,000	8,075,600
Medco Health Solutions, Inc. (a)	280,800	15,531,048
Mednax, Inc. (a) (b)	322,100	17,689,732

		54,183,880

Hotels, Restaurants & Leisure—4.0%
Bally Technologies, Inc. (a)	110,300	4,232,211
Darden Restaurants, Inc.	331,100	11,300,443
Scientific Games Corp. (a)	1,055,100	16,702,233

		32,234,887

Household Durables—1.1%
NVR, Inc. (a) (b)	13,800	8,795,706

Household Products—1.3%
Church & Dwight Co., Inc.	182,700	10,366,398

Insurance—1.0%
RenaissanceRe Holdings, Ltd.	145,500	7,967,580

IT Services—7.3%
Amdocs, Ltd. (a)	759,950	20,427,456
Fidelity National Information Services, Inc. (b)	162,600	4,147,926
Gartner, Inc. (Class A) (a)	337,000	6,156,990
Genpact, Ltd. (a)	627,600	7,719,480
Lender Processing Services, Inc.	441,650	16,857,781
TeleTech Holdings, Inc. (a)	229,800	3,920,388

		59,230,021

Machinery—3.8%
Joy Global, Inc.	203,100	9,939,714
Oshkosh Corp.	350,800	10,850,244
Pentair, Inc.	356,100	10,512,072

		31,302,030

Media—2.6%
CKX, Inc. (a) (b)	1,069,400	7,175,674
DreamWorks Animation SKG, Inc. (a)	405,200	14,412,964

		21,588,638

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—0.6%
Century Aluminum Co. (a) (b)	510,698	$4,775,026

Oil, Gas & Consumable Fuels—4.5%
Consol Energy, Inc.	286,500	12,924,015
Plains Exploration & Production Co. (a)	318,500	8,809,710
The Williams Cos., Inc.	427,600	7,641,212
Ultra Petroleum Corp. (a)	155,500	7,613,280

		36,988,217

Personal Products—1.9%
Avon Products, Inc.	454,900	15,448,404

Pharmaceuticals—4.0%
Allergan, Inc.	120,800	6,856,608
Medicis Pharmaceutical Corp. (b)	525,500	11,219,425
Shire, Plc. (ADR)	280,700	14,677,803

		32,753,836

Professional Services—2.6%
IHS, Inc. (a) (b)	246,000	12,577,980
Manpower, Inc.	145,900	8,273,989

		20,851,969

Real Estate Investment Trusts—0.7%
Chimera Investment Corp.	1,544,800	5,901,136

Semiconductors & Semiconductor Equipment—6.6%
Broadcom Corp. (a)	551,800	16,934,742
Lam Research Corp. (a) (b)	445,700	15,225,112
ON Semiconductor Corp. (a)	858,500	7,082,625
PMC-Sierra, Inc. (a)	1,552,390	14,840,848

		54,083,327

Software—6.1%
Adobe Systems, Inc. (a)	490,440	16,204,138
CA, Inc.	185,700	4,083,543
Intuit, Inc. (a)	299,100	8,524,350
Salesforce.com, Inc. (a) (b)	155,300	8,841,229
TiVo, Inc. (a) (b)	1,190,300	12,331,508

		49,984,768

Specialty Retail—7.1%
American Eagle Outfitters, Inc.	526,200	8,871,732
Bed Bath & Beyond, Inc. (a)	324,500	12,181,730
GameStop Corp. (Class A) (a) (b)	541,100	14,322,917
Staples, Inc.	451,700	10,488,474
The TJX Cos., Inc.	333,400	12,385,810

		58,250,663

Textiles, Apparel & Luxury Goods—1.3%
lululemon athletica, inc. (a)	482,200	10,970,050

Security Description	Shares	Value

Wireless Telecommunication Services—1.2%
American Tower Corp. (Class A) (a)	259,527	$9,446,783

Total Common Stock (Identified Cost $767,860,371)		796,126,739

Mutual Funds—1.0%

Exchange Traded Funds—1.0%
iShares Russell Midcap Growth Index Fund (b)	201,400	8,565,542

Total Mutual Funds (Identified Cost $10,276,636)		8,565,542

Short Term Investments—13.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—10.9%
State Street Navigator Securities Lending Prime Portfolio (c)	89,206,566	89,206,566

Repurchase Agreement—2.1%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $16,807,005 on 10/01/09, collateralized by $17,125,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $17,146,406.	$16,807,000	16,807,000

Total Short Term Investments (Identified Cost $106,013,566)		106,013,566

Total Investments—111.5% (Identified Cost $884,150,573) (d)		910,705,847
Liabilities in excess of other assets		(94,096,533)

Net Assets—100%		$816,609,314

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $86,807,941 and the collateral received consisted of cash in the amount of $89,206,566. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $890,761,438 and the composition of unrealized appreciation and depreciation of investment securities was $99,055,902 and $(79,111,493), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes aframework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1- quoted prices in active markets for identical securities

Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3- significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$796,126,739	$—	$—	$796,126,739
Total Mutual Funds	8,565,542	—	—	8,565,542
Short Term Investments
Mutual Funds	89,206,566	—	—	89,206,566
Repurchase Agreement	—	16,807,000	—	16,807,000
Total Short Term Investments	89,206,566	16,807,000	—	106,013,566
Total Investments	$893,898,847	$16,807,000	$—	$910,705,847

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—104.7% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Corp. 5.875%, 01/15/15	$370,000	$368,150
6.375%, 10/15/15	650,000	656,500
Northrop Grumman Systems Corp. 7.125%, 02/15/11	1,000,000	1,071,782

		2,096,432

Asset Backed—5.7%
Bank of America Auto Trust (144A) 2.130%, 09/16/13	13,720,000	13,743,793
Centex Home Equity 2.296%, 12/25/32 (a)	625,393	85,984
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (a)	1,088,006	823,342
Chase Issuance Trust 0.694%, 09/17/12 (a)	16,590,000	16,602,302
4.230%, 01/15/13 (a)	2,115,000	2,163,021
Countrywide Asset-Backed Certificates 0.396%, 07/25/36 (a)	6,812,130	4,472,289
DT Auto Owner Trust (144A) 5.603%, 03/15/13	5,697,807	5,756,210
Ford Credit Auto Owner Trust 6.070%, 05/15/14	10,445,000	11,358,823
Honda Auto Receivables Owner Trust 2.790%, 05/16/12	9,875,000	10,106,120
Knollwood CDO, Ltd. (144A) 3.748%, 02/08/39 (a) (b) (c)	630,269	0
Merrill Lynch First Franklin Mortgage Loan Trust
0.366%, 04/25/37 (a)	1,295,128	1,186,764
Nissan Auto Receivables Owner Trust 3.200%, 02/15/13	6,860,000	7,060,576
Option One Mortgage Loan Trust 1.371%, 01/25/33 (a)	255,361	117,997
SLM Student Loan Trust 0.584%, 04/26/21 (a)	3,340,000	3,310,692
1.604%, 10/25/16 (a)	970,000	985,896
1.804%, 01/25/28 (a)	3,620,000	3,707,442
2.204%, 07/25/23 (a)	9,750,000	10,100,213
Structured Asset Investment Loan Trust 3.171%, 04/25/33 (a)	59,325	10,130
Wachovia Auto Owner Trust 5.380%, 03/20/13	6,068,049	6,235,925

		97,827,519

Capital Markets—2.0%
Credit Suisse USA, Inc. 6.125%, 11/15/11	1,600,000	1,727,176
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (d)	4,775,000	478
Morgan Stanley 0.788%, 01/09/12 (a)	2,140,000	2,082,772
5.050%, 01/21/11	6,800,000	7,033,886
5.625%, 01/09/12	1,290,000	1,366,883
5.625%, 09/23/19	5,150,000	5,063,990
6.250%, 08/28/17	3,840,000	3,996,902

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Bank of New York Mellon Corp. 4.300%, 05/15/14	$7,725,000	$8,180,389
The Bear Stearns Cos., LLC 0.910%, 07/19/10 (a)	2,040,000	2,045,000
The Goldman Sachs Group, Inc. 3.625%, 08/01/12	2,755,000	2,828,280

		34,325,756

Collateralized-Mortgage Obligation—4.5%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	7,621,196	6,082,014
Bear Stearns Adjustable Rate Mortgage Trust
5.411%, 02/25/47 (a)	1,681,074	1,015,428
5.465%, 11/25/34 (a)	2,933,270	2,378,241
CitiMortgage Alternative Loan Trust 6.000%, 10/25/37	9,092,929	6,865,161
Countrywide Alternative Loan Trust 0.336%, 11/25/36 (a)	709,242	657,232
0.436%, 03/20/47 (a)	4,167,449	2,107,052
5.500%, 11/25/35	4,207,421	3,348,844
5.500%, 04/25/37	3,978,280	2,489,715
Countrywide Home Loan Mortgage Pass-Through Trust
0.446%, 04/25/46 (a)	1,752,127	832,225
6.500%, 10/25/37	4,819,713	3,946,140
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	2,051,257	1,364,086
6.000%, 02/25/37	3,620,321	2,702,644
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.446%, 02/25/47 (a)	1,452,422	700,477
0.646%, 04/25/35 (a)	2,204,485	1,119,687
GSR Mortgage Loan Trust 5.239%, 11/25/35 (a)	4,395,197	3,887,864
6.000%, 07/25/37	5,194,455	4,285,425
Harborview Mortgage Loan Trust 0.416%, 12/19/36 (a)	7,915,282	3,848,696
0.556%, 11/19/35 (a)	2,943,176	1,687,346
0.576%, 09/19/35 (a)	469,513	251,309
Indymac INDA Mortgage Loan Trust 5.858%, 09/25/36 (a)	2,921,520	1,954,955
JPMorgan Mortgage Trust 5.500%, 03/25/22	854,817	724,457
5.875%, 07/25/36	988,485	904,464
6.500%, 08/25/36	4,906,165	3,652,158
Merrill Lynch Mortgage Investors, Inc. 5.798%, 05/25/36 (a)	6,057,409	3,377,950
Structured Adjustable Rate Mortgage Loan Trust
5.407%, 04/25/37 (a)	3,310,940	2,241,996
WaMu Mortgage Pass-Through Certificates 1.801%, 06/25/47 (a)	1,793,794	807,616
1.821%, 05/25/47 (a)	2,086,444	1,008,739
2.909%, 06/25/33 (a)	556,626	163,231
4.912%, 08/25/35 (a)	3,038,686	2,612,064
Wells Fargo Mortgage Backed Securities Trust
5.500%, 03/25/36	3,214,405	2,807,677
5.775%, 04/25/36 (a)	2,903,000	2,143,557

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Wells Fargo Mortgage Backed Securities Trust
6.000%, 08/25/36	$3,448,683	$2,923,184
6.098%, 09/25/36 (a)	2,731,643	2,156,587

		77,048,221

Commercial Banks—3.2%
Barclays Bank, Plc. (144A) 5.926%, 12/31/49	2,540,000	1,879,600
7.434%, 09/29/49 (a)	3,755,000	3,285,625
Citibank N.A. 1.375%, 08/10/11	25,600,000	25,691,546
Eksportfinans A/S 5.500%, 05/25/16	4,100,000	4,428,709
HSBC Bank USA, N.A. 5.875%, 11/01/34	2,300,000	2,349,875
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	6,325,000	6,643,413
Landwirtschaftliche Rentenbank 4.000%, 02/02/15	1,165,000	1,211,963
4.125%, 07/15/13	580,000	611,184
4.375%, 01/15/13	1,280,000	1,367,340
5.250%, 07/02/12	2,000,000	2,179,506
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15	2,300,000	2,063,312
The Royal Bank of Scotland, Plc. (144A) 2.625%, 05/11/12	1,510,000	1,532,434
U.S. Bank N.A. 4.950%, 10/30/14	2,300,000	2,467,373

		55,711,880

Commercial Mortgage-Backed Securities—9.0%
Banc of America Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	5,189,617
5.356%, 12/10/16	4,785,000	4,073,182
6.186%, 06/11/35	5,530,000	5,818,312
Chase Commerical Mortgage Securities Corp.
7.319%, 10/15/32	2,068,200	2,138,128
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	1,230,000	1,111,574
Commercial Mortgage Pass-Through Certificates
5.167%, 06/10/44 (a)	7,050,000	5,710,855
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	9,842,290
4.940%, 12/15/35	7,295,000	7,551,289
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	5,322,519	5,480,296
First Union National Bank Commercial Mortgage (144A)
7.793%, 12/15/31 (a)	9,412,000	9,408,598
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,144,973
GMAC Commercial Mortgage Securities, Inc.
5.134%, 08/10/38 (a)	3,000,000	3,053,700
6.465%, 04/15/34	6,108,746	6,331,000
6.957%, 09/15/35	7,121,681	7,402,588
7.455%, 08/16/33	3,583,121	3,673,783

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
4.996%, 08/15/42 (a)	$2,300,000	$2,051,698
5.827%, 02/15/51 (a)	3,125,000	3,106,672
5.857%, 10/12/35	5,710,000	6,012,978
5.991%, 06/15/49 (a)	3,825,000	3,834,823
JPMorgan Chase Commercial Mortgage Securities Corp. (144A)
4.158%, 01/12/39	4,479,536	4,158,835
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	1,261,866	1,286,873
4.559%, 07/17/12 (a)	4,075,000	4,127,587
5.430%, 02/17/40 (a)	16,920,000	13,730,006
5.642%, 12/15/25	1,486,559	1,531,584
5.866%, 09/15/45	6,725,000	5,935,053
7.950%, 05/15/25 (a)	2,973,866	2,997,405
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	1,245,263	1,290,057
Morgan Stanley Capital I 5.693%, 10/15/42	2,695,000	2,719,849
5.810%, 04/12/49 (a)	1,390,000	1,331,995
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	5,322,689	5,622,024
6.592%, 12/18/33	4,949,472	5,073,029
Wachovia Bank Commercial Mortgage Trust 5.924%, 06/15/49 (a)	3,600,000	3,529,665
6.100%, 02/15/51 (a)	4,300,000	3,540,698
WaMu Commercial Mortgage Securities Trust (144A)
5.150%, 05/25/36	2,682,670	2,731,253

		156,542,269

Commercial Services & Supplies—0.1%
The Board of Trustees of The Leland Stanford Junior University
4.750%, 05/01/19	1,200,000	1,264,128

Consumer Finance—0.4%
SLM Corp. 0.664%, 07/26/10 (a)	5,145,000	4,887,652
5.400%, 10/25/11	2,470,000	2,279,119

		7,166,771

Containers & Packaging—0.2%
Ball Corp. 7.125%, 09/01/16	1,355,000	1,382,100
7.375%, 09/01/19	1,355,000	1,375,325

		2,757,425

Diversified Financial Services—10.5%
AES Ironwood, LLC 8.857%, 11/30/25	164,360	150,801
AES Red Oak, LLC 9.200%, 11/30/29	85,000	78,413
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	2,019,155
Bank of America Corp. 5.375%, 06/15/14	3,100,000	3,203,664
5.650%, 05/01/18	1,285,000	1,268,796

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Belvoir Land, LLC (144A) 5.270%, 12/15/47	$900,000	$614,106
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12	2,100,000	2,248,355
BP Capital Markets, Plc. 3.125%, 03/10/12	5,445,000	5,625,093
CIT Group, Inc. 4.250%, 02/01/10	435,000	313,620
4.750%, 12/15/10	475,000	328,140
5.400%, 02/13/12	435,000	285,502
5.800%, 07/28/11	560,000	380,869
Citigroup Funding, Inc. 1.875%, 10/22/12	14,200,000	14,227,505
2.125%, 07/12/12	7,135,000	7,213,763
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	5,320,000	4,043,200
Daimler Finance North America, LLC 7.300%, 01/15/12	3,800,000	4,099,429
Devon Financing Corp. 6.875%, 09/30/11	2,800,000	3,046,210
General Electric Capital Corp. 2.000%, 09/28/12	9,050,000	9,100,436
2.125%, 12/21/12	19,050,000	19,223,031
2.250%, 03/12/12	9,050,000	9,213,434
2.625%, 12/28/12	12,050,000	12,345,840
5.000%, 11/15/11	16,940,000	17,830,248
5.000%, 04/10/12	2,135,000	2,210,754
6.375%, 11/15/67 (a)	2,940,000	2,432,850
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	3,475,000	3,733,307
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	2,435,000	1,753,200
Icahn Enterprises, L.P. 8.125%, 06/01/12	225,000	223,031
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,129,755
Japan Finance Corp. 2.000%, 06/24/11	4,420,000	4,476,501
JPMorgan Chase & Co. 2.200%, 06/15/12	10,000,000	10,171,100
7.900%, 12/31/49 (a)	1,775,000	1,704,302
JPMorgan Chase Capital XXV 6.800%, 10/01/37	7,435,000	7,482,331
Shell International Finance BV 4.000%, 03/21/14	6,350,000	6,670,142
Sprint Capital Corp. 8.375%, 03/15/12	200,000	206,500
Telecom Italia Capital S.A. 4.000%, 01/15/10	2,000,000	2,013,680
5.250%, 11/15/13	850,000	894,152
5.250%, 10/01/15	1,100,000	1,138,798
Verizon Wireless Capital, LLC (144A) 3.750%, 05/20/11	15,290,000	15,775,106
8.500%, 11/15/18	2,100,000	2,622,127
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	100,000	110,000

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (a)	$537,000	$434,970

		182,042,216

Diversified Telecommunication Services—1.5%
AT&T, Inc. 6.500%, 09/01/37	7,275,000	7,817,038
Cincinnati Bell, Inc. 7.250%, 07/15/13	80,000	81,200
Qwest Communications International, Inc. 7.500%, 02/15/14	405,000	399,938
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	175,000	172,813
Qwest Corp. 3.549%, 06/15/13 (a)	415,000	388,025
8.875%, 03/15/12	595,000	626,237
Telefonica Emisiones SAU 4.949%, 01/15/15	5,475,000	5,807,924
Verizon Communications, Inc. 8.750%, 11/01/18	8,150,000	10,181,387
Windstream Corp. 8.125%, 08/01/13	1,030,000	1,058,325
8.625%, 08/01/16	305,000	311,863

		26,844,750

Electric Utilities—0.9%
Elwood Energy, LLC 8.159%, 07/05/26	191,343	168,549
Florida Power & Light Co. 5.625%, 04/01/34	475,000	513,205
5.950%, 02/01/38	1,330,000	1,509,412
Florida Power Corp. 6.400%, 06/15/38	2,850,000	3,371,516
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,650,000	1,740,402
6.500%, 09/15/37	1,900,000	2,152,052
Niagara Mohawk Power Corp. (144A) 3.553%, 10/01/14	2,000,000	2,012,098
PECO Energy Co. 4.750%, 10/01/12	947,000	995,839
Southern California Edison Co. 5.950%, 02/01/38	1,100,000	1,248,385
Texas Competitive Electric Holdings Co., LLC
10.250%, 11/01/15	1,832,000	1,319,040

		15,030,498

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	1,000,000	1,039,072
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	500,000	532,780

		1,571,852

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—41.6%
Federal Home Loan Bank 5.000%, 02/01/22	$4,507,005	$4,751,722
5.000%, 04/01/22	4,479,123	4,722,326
5.391%, 05/01/36 (a)	6,588,675	6,898,694
Federal Home Loan Mortgage Corp. 1.750%, 06/15/12 (e)	6,100,000	6,132,202
4.783%, 03/01/35 (a)	6,697,304	6,933,488
5.000%, TBA	4,100,000	4,273,187
5.500%, TBA	7,900,000	8,355,719
6.000%, TBA	4,300,000	4,575,467
Federal National Mortgage Association 4.000%, TBA	18,500,000	18,518,910
4.500%, 12/01/20	14,346,494	15,110,193
4.500%, 04/01/39	123,202	124,960
4.500%, 06/01/39	10,811,324	10,965,612
4.500%, 07/01/39	22,287,153	22,605,209
4.500%, 08/01/39	12,490,067	12,668,310
4.500%, 09/01/39	10,245,430	10,391,641
4.500%, TBA	146,300,000	148,023,866
5.000%, 12/01/22	999,515	1,050,194
5.000%, 01/01/23	12,006,018	12,614,002
5.000%, 07/01/24	24,974,050	26,334,941
5.000%, 12/01/32	247,985	257,853
5.000%, 06/01/33	3,125,257	3,244,538
5.000%, 07/01/33	1,822,132	1,891,676
5.000%, 08/01/33	12,591,531	13,072,108
5.000%, 10/01/33	3,301,948	3,427,971
5.000%, 12/01/33	719,906	747,382
5.000%, 04/25/35	1,855,021	1,976,203
5.000%, 09/01/35	1,183,166	1,228,324
5.000%, 07/01/37	1,270,563	1,319,056
5.000%, TBA	29,200,000	30,158,110
5.038%, 07/01/38 (a)	6,710,802	7,019,789
5.125%, 01/02/14	7,095,000	7,527,795
5.250%, 08/01/12 (e)	3,100,000	3,313,063
5.250%, 09/15/16 (e)	10,000,000	11,200,680
5.500%, 04/01/17	86,355	92,528
5.500%, 05/01/19	20,195,010	21,638,638
5.500%, 06/25/28	1,174,429	1,224,612
5.500%, 09/01/33	4,868,213	5,121,766
5.500%, 07/01/34	52,470,984	55,138,259
5.500%, 02/01/35	12,611,315	13,268,154
5.500%, 05/01/35	18,583,571	19,551,465
5.500%, 12/01/35	41,594,105	43,708,472
5.500%, 09/01/36	4,054,322	4,266,752
5.500%, TBA	9,700,000	10,145,599
6.000%, 03/25/27	3,793,506	3,923,814
6.000%, 02/01/34	2,192,449	2,333,040
6.000%, 03/01/34	32,527,939	34,613,793
6.000%, 08/01/34	1,817,742	1,934,304
6.000%, 04/01/35	11,031,243	11,748,964
6.000%, 05/01/36	73,447	77,721
6.000%, 06/01/36	5,378,130	5,691,070
6.000%, 11/01/37	14,112,786	14,920,743
6.500%, TBA	14,200,000	15,123,000
9.000%, 04/01/16	9	9

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 5.000%, 10/20/33	$6,529,178	$6,801,721
5.000%, TBA	34,100,000	35,282,861
5.500%, 04/15/33	282,484	298,506
6.159%, 01/16/38 (a) (f)	11,699,770	1,133,021
6.500%, 04/15/33	214,256	228,357
7.500%, 12/15/14	167,509	180,281
8.000%, 11/15/29	31,211	35,484
8.500%, 01/15/17	9,690	10,729
8.500%, 02/15/17	3,485	3,859
8.500%, 03/15/17	7,328	8,114
8.500%, 05/15/17	10,247	11,347
8.500%, 10/15/21	1,011	1,153
8.500%, 11/15/21	3,996	4,559
8.500%, 05/15/22	2,811	3,210
9.000%, 10/15/16	3,583	3,915

		719,965,011

Food & Staples Retailing—0.1%
Delhaize America, Inc. 9.000%, 04/15/31	1,000,000	1,315,789

Food Products—0.4%
Kraft Foods, Inc. 6.125%, 02/01/18	4,245,000	4,498,337
6.500%, 08/11/17 (a)	2,855,000	3,088,391

		7,586,728

Foreign Government—1.6%
Emirate of Abu Dhabi (144A) 5.500%, 08/02/12	11,600,000	12,285,618
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	5,107,824
Province of Ontario Canada 4.100%, 06/16/14	6,290,000	6,650,197
U.K. Treasury 4.250%, 12/07/49 (GBP)	2,055,000	3,400,381

		27,444,020

Government Agency—2.0%
Chicago Metropolitan Water Reclamation District
5.720%, 12/01/38	2,435,000	2,639,248
Dallas Area Rapid Transit 5.999%, 12/01/44	1,290,000	1,430,752
Metropolitan Transportation Authority 7.336%, 11/15/39	2,720,000	3,362,002
New York State Dormitory Authority 5.628%, 03/15/39	2,700,000	2,837,808
Port Authority of New York & New Jersey 6.040%, 12/01/29	1,930,000	2,100,979
State of California 5.450%, 04/01/15	10,000,000	10,452,400

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Government Agency—(Continued)
State of Texas 5.517%, 04/01/39	$6,495,000	$6,907,497
Tennessee Valley Authority 5.250%, 09/15/39	4,590,000	4,843,014

		34,573,700

Hotels, Restaurants & Leisure—0.0%
Harrah’s Operating Co., Inc. (144A) 10.000%, 12/15/18	621,000	493,695

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.375%, 02/01/16	275,000	266,062

Insurance—0.8%
Chubb Corp. 6.375%, 03/29/67 (a)	2,775,000	2,497,500
Lincoln National Corp. 7.000%, 05/17/66 (a)	1,735,000	1,240,525
Prudential Financial, Inc. 4.750%, 09/17/15	5,960,000	5,918,184
The Progressive Corp. 6.700%, 06/15/37 (a)	2,640,000	2,269,603
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	3,075,000	2,703,620

		14,629,432

Media—1.2%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	1,330,000	1,544,730
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,790,314
Comcast Corp. 6.950%, 08/15/37	1,705,000	1,903,056
7.050%, 03/15/33	1,775,000	2,012,965
Cox Communications, Inc. 7.125%, 10/01/12	4,600,000	5,131,401
Cox Communications, Inc. (144A) 8.375%, 03/01/39	2,800,000	3,454,010
News America, Inc. 6.200%, 12/15/34	1,500,000	1,475,816
Time Warner Cable, Inc. 5.850%, 05/01/17	1,795,000	1,892,553
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	590,000	707,729

		20,912,574

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,546,545

Oil, Gas & Consumable Fuels—1.3%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,850,000	1,970,873

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Cenovus Energy, Inc. (144A) 6.750%, 11/15/39	$2,545,000	$2,742,321
ConocoPhillips 4.600%, 01/15/15	9,800,000	10,459,481
Enterprise Products Operating, LLC 4.950%, 06/01/10	25,000	25,390
6.125%, 10/15/39	2,250,000	2,273,288
Sabine Pass LNG, L.P. 7.500%, 11/30/16	1,900,000	1,622,125
XTO Energy, Inc. 6.750%, 08/01/37	2,500,000	2,781,080

		21,874,558

Pharmaceuticals—1.8%
Eli Lilly & Co. 3.550%, 03/06/12	2,600,000	2,722,746
Merck & Co., Inc. 4.000%, 06/30/15	7,055,000	7,412,949
Pfizer, Inc. 5.350%, 03/15/15	6,256,000	6,927,313
Roche Holdings, Inc. (144A) 2.393%, 02/25/11 (a)	1,255,000	1,289,063
5.000%, 03/01/14	5,600,000	6,054,026
Wyeth 5.500%, 02/01/14	6,000,000	6,552,642

		30,958,739

Real Estate Investment Trusts—0.0%
AvalonBay Communities, Inc. 4.950%, 03/15/13	400,000	406,422

Software—0.1%
Oracle Corp. 5.750%, 04/15/18	2,310,000	2,545,250

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 5.800%, 06/07/12	625,000	659,315
Nationwide Building Society (144A) 4.250%, 02/01/10	590,000	590,546

		1,249,861

U.S. Treasury—14.8%
U.S. Treasury Bonds 3.500%, 02/15/39 (e)	30,615,000	27,735,292
U.S. Treasury Notes 3.625%, 08/15/19 (e)	122,955,000	126,201,750
1.000%, 09/30/11	5,440,000	5,444,249
1.375%, 09/15/12	30,565,000	30,512,459
3.000%, 09/30/16	65,400,000	65,660,553

		255,554,303

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Wireless Telecommunication Services—0.6%
America Movil S.A.B. de C.V. 6.375%, 03/01/35	$325,000	$338,638
Rogers Communications, Inc. 7.500%, 03/15/15	385,000	443,839
Vodafone Group, Plc. 4.150%, 06/10/14	7,375,000	7,573,587
7.750%, 02/15/10	2,570,000	2,634,253

		10,990,317

Total Fixed Income (Identified Cost $1,817,468,692)		1,812,542,723

Short Term Investments—13.6%

Mutual Funds—7.8%
State Street Navigator Securities Lending Prime Portfolio (g)	134,288,338	134,288,338

Repurchase Agreement—5.8%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $101,323,028 on 10/01/09, collateralized by $103,385,000 U.S. Treasury Bill due 12/31/09 with a value of $103,353,985.	101,323,000	101,323,000

Total Short Term Investments (Identified Cost $235,611,338)		235,611,338

Total Investments—118.3% (Identified Cost $2,053,080,030) (h)		2,048,154,061
Liabilities in excess of other assets		(317,123,077)

Net Assets—100%		$1,731,030,984

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	Security was valued in good faith under procedures established by the Board of Directors.
(c)	Zero Valued Security.
(d)	Non-Income Producing; Defaulted Bond.
(e)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $131,632,984 and the collateral received consisted of cash in the amount of $134,288,338. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $2,053,080,030 and the composition of unrealized appreciation and depreciation of investment securities was $38,713,024 and $(43,638,993), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009 the market value of 144A securities was $93,393,846, which is 5.4% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2009	Unrealized Appreciation
Pound Sterling (sold)	CitiBank	10/28/2009	3,777,500	$6,174,324	$6,044,057	$130,267

Futures Contracts
Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Unrealized Appreciation/ Depreciation
UK Long GILT Bond Futures	JPMorgan Chase	12/29/2009	23	$4,330,944	$4,363,553	$32,609
U.S. Treasury Notes 5 Year Futures	JPMorgan Chase	12/31/2009	831	96,200,905	96,473,906	273,001

Futures Contracts-Short
U.S. Treasury Notes 2 Year Futures	JPMorgan Chase	12/31/2008	(168)	(36,408,662)	(36,450,750)	(42,088)
U.S. Treasury Notes 10 Year Futures	JPMorgan Chase	12/21/2009	(125)	(14,770,959)	(14,791,016)	(20,057)
U.S. Treasury Bond Futures	JPMorgan Chase	12/21/2009	(46)	(5,480,008)	(5,583,250)	(103,242)

Net Unrealized Appreciation						$140,223

TBA Sale Commitments

Federal Agencies	Face Amount	Value
Federal National Mortgage Association
5.000% (15 Year TBA)	$(11,200,000)	$(11,729,285)
5.500% (15 Year TBA)	(20,200,000)	(21,361,500)
5.500% (30 Year TBA)	(20,800,000)	(21,684,000)
6.000% (30 Year TBA)	(84,900,000)	(89,309,500)
Government National Mortgage Association
5.000% (30 Year TBA)	(6,500,000)	(6,719,427)
6.500% (30 Year TBA)	(200,000)	(212,312)

Total TBA Sale Commitments (Proceeds Cost $(150,434,024))		$(151,016,024)

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Fixed Income	$—	$1,812,542,723	$—	$1,812,542,723
Short Term Investments
Mutual Funds	134,288,338	—	—	134,288,338
Repurchase Agreement	—	101,323,000	—	101,323,000
Total Short Term Investments	134,288,338	101,323,000	—	235,611,338
Total Investments	$134,288,338	$1,913,865,723	$—	$2,048,154,061

Futures Contracts*
Futures Contracts Long (Appreciation)	$273,001	$32,609	$—	$305,610
Futures Contracts Short (Depreciation)	(165,387)	—	—	(165,387)
Forward Contracts*
Forward Currency Contracts (Appreciation)	—	130,267	—	130,267
TBA Sale Commitments
Federal Agencies	—	(151,016,024)	—	(151,016,024)
Total Liabilities	$107,614	$(150,853,148)	$—	$(150,745,534)

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—64.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Goodrich Corp.	53,000	$2,880,020
L-3 Communications Holdings, Inc.	29,000	2,329,280
Lockheed Martin Corp.	137,000	10,696,960
Northrop Grumman Corp.	186,900	9,672,075
Raytheon Co.	211,000	10,121,670

		35,700,005

Beverages—0.1%
The Coca-Cola Co.	30,000	1,611,000

Biotechnology—1.6%
Amgen, Inc. (a)	235,000	14,154,050
Biogen Idec, Inc. (a)	134,000	6,769,680

		20,923,730

Capital Markets—1.2%
The Goldman Sachs Group, Inc.	90,000	16,591,500

Chemicals—1.4%
Celanese Corp. (Series A)	288,000	7,200,000
CF Industries Holdings, Inc.	34,000	2,931,820
Terra Industries, Inc.	167,000	5,789,890
The Scotts Miracle-Gro Co.	80,000	3,436,000

		19,357,710

Commercial Banks—0.2%
Wells Fargo & Co.	108,000	3,043,440

Communications Equipment—0.2%
Cisco Systems, Inc. (a)	109,000	2,565,860

Computers & Peripherals—3.6%
Apple, Inc. (a)	27,000	5,004,990
EMC Corp. (a)	660,000	11,246,400
International Business Machines Corp.	186,000	22,247,460
Western Digital Corp. (a)	264,000	9,643,920

		48,142,770

Construction & Engineering—0.5%
URS Corp. (a)	144,000	6,285,600

Containers & Packaging—0.3%
Crown Holdings, Inc. (a)	123,000	3,345,600
Pactiv Corp. (a)	38,100	992,505

		4,338,105

Diversified Financial Services—0.7%
Bank of America Corp.	252,000	4,263,840
JPMorgan Chase & Co.	121,000	5,302,220

		9,566,060

Diversified Telecommunication Services—2.8%
AT&T, Inc.	813,000	21,959,130

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc.	518,000	$15,679,860

		37,638,990

Electronic Equipment, Instruments & Components—0.2%
Ingram Micro, Inc. (a) (b)	57,100	962,135
Tech Data Corp. (a) (b)	28,500	1,185,885

		2,148,020

Energy Equipment & Services—2.8%
Diamond Offshore Drilling, Inc. (b)	102,000	9,743,040
ENSCO International, Inc.	188,000	7,997,520
Nabors Industries, Ltd. (a)	323,000	6,750,700
National Oilwell Varco, Inc. (a)	241,000	10,394,330
Oceaneering International, Inc. (a)	6,000	340,500
Superior Energy Services, Inc. (a) (b)	60,000	1,351,200
Tidewater, Inc. (b)	19,100	899,419

		37,476,709

Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc.	24,000	1,178,160

Food Products—0.9%
Archer-Daniels-Midland Co.	334,000	9,759,480
ConAgra Foods, Inc. (b)	49,900	1,081,832
Del Monte Foods Co.	108,700	1,258,746

		12,100,058

Gas Utilities—0.1%
UGI Corp.	36,200	907,172

Health Care Equipment & Supplies—0.2%
Hospira, Inc. (a)	26,000	1,159,600
Kinetic Concepts, Inc. (a) (b)	33,100	1,224,038

		2,383,638

Health Care Providers & Services—6.3%
Aetna, Inc.	336,000	9,350,880
AmerisourceBergen Corp.	112,400	2,515,512
CIGNA Corp.	302,000	8,483,180
Community Health Systems, Inc. (a) (b)	211,200	6,743,616
Health Net, Inc. (a) (b)	411,000	6,329,400
Humana, Inc. (a)	177,000	6,602,100
McKesson Corp.	143,000	8,515,650
Medco Health Solutions, Inc. (a)	210,000	11,615,100
Quest Diagnostics, Inc. (b)	17,200	897,668
Tenet Healthcare Corp. (a)	580,000	3,410,400
UnitedHealth Group, Inc.	440,000	11,017,600
WellPoint, Inc. (a)	215,000	10,182,400

		85,663,506

Hotels, Restaurants & Leisure—1.0%
Brinker International, Inc.	289,000	4,545,970
Darden Restaurants, Inc.	251,000	8,566,630

		13,112,600

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.8%
Garmin, Ltd. (b)	76,000	$2,868,240
Leggett & Platt, Inc. (b)	233,000	4,520,200
M.D.C. Holdings, Inc.	106,000	3,682,440

		11,070,880

Household Products—0.4%
Procter & Gamble Co.	94,000	5,444,480

Independent Power Producers & Energy Traders—0.6%
Calpine Corp. (a) (b)	313,000	3,605,760
NRG Energy, Inc. (a)	140,000	3,946,600

		7,552,360

Industrial Conglomerates—0.4%
General Electric Co.	356,000	5,845,520

Insurance—1.2%
American Financial Group, Inc.	46,600	1,188,300
The Chubb Corp.	205,000	10,334,050
The Travelers Cos., Inc.	103,000	5,070,690

		16,593,040

Internet Software & Services—0.1%
Google, Inc. (Class A) (a)	3,000	1,487,550

IT Services—2.6%
Accenture, Plc.	239,000	8,907,530
Computer Sciences Corp. (a)	77,800	4,100,838
DST Systems, Inc. (a) (b)	22,700	1,016,960

Fidelity National Information Services, Inc. (b)	190,000	4,846,900
Fiserv, Inc. (a)	124,000	5,976,800
Hewitt Associates, Inc. (a) (b)	26,600	969,038
The Western Union Co.	509,000	9,630,280

		35,448,346

Machinery—0.7%
Joy Global, Inc. (b)	196,000	9,592,240

Metals & Mining—0.8%
Commercial Metals Co.	64,000	1,145,600
Walter Energy, Inc. (b)	157,000	9,429,420

		10,575,020

Multi-Utilities—0.6%
CMS Energy Corp. (b)	69,200	927,280
NiSource, Inc.	491,000	6,819,990

		7,747,270

Multiline Retail—1.4%
Dollar Tree, Inc. (a) (b)	176,000	8,567,680
Kohl’s Corp. (a)	182,000	10,383,100

		18,950,780

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—10.3%
Alpha Natural Resources, Inc. (a)	260,000	$9,126,000
Anadarko Petroleum Corp.	183,000	11,479,590
Chevron Corp.	157,000	11,057,510
ConocoPhillips	315,000	14,225,400
Encore Aquisition Co. (a)	81,000	3,029,400
Exxon Mobil Corp.	291,000	19,965,510
Marathon Oil Corp.	338,000	10,782,200
Murphy Oil Corp.	161,000	9,268,770
Occidental Petroleum Corp.	180,000	14,112,000
Peabody Energy Corp.	257,000	9,565,540
Quicksilver Resources, Inc. (a) (b)	238,000	3,377,220
Tesoro Corp. (b)	497,200	7,448,056
The Williams Cos., Inc.	365,000	6,522,550
Valero Energy Corp.	487,000	9,442,930

		139,402,676

Paper & Forest Products—0.7%
International Paper Co.	434,000	9,647,820

Personal Products—0.1%
Herbalife, Ltd.	41,300	1,352,162

Pharmaceuticals—6.6%
Bristol-Myers Squibb Co.	549,000	12,363,480
Endo Pharmaceuticals Holdings, Inc. (a) (b)	50,000	1,131,500
Forest Laboratories, Inc. (a)	260,100	7,657,344
Johnson & Johnson	374,000	22,772,860
Pfizer, Inc.	999,800	16,546,690
Schering-Plough Corp.	443,000	12,514,750
Sepracor, Inc. (a)	57,800	1,323,620
Watson Pharmaceuticals, Inc. (a) (b)	27,100	992,944
Wyeth	296,000	14,379,680

		89,682,868

Road & Rail—0.9%
CSX Corp.	234,000	9,795,240
Landstar System, Inc.	46,000	1,750,760

		11,546,000

Semiconductors & Semiconductor Equipment—1.1%
Intel Corp.	57,000	1,115,490
National Semiconductor Corp. (b)	171,000	2,440,170
Texas Instruments, Inc.	459,000	10,873,710

		14,429,370

Software—3.1%
BMC Software, Inc. (a)	233,100	8,748,243
CA, Inc.	431,000	9,477,690
Microsoft Corp.	307,000	7,948,230
Oracle Corp.	696,000	14,504,640
Synopsys, Inc. (a) (b)	53,100	1,190,502

		41,869,305

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—3.4%
Advance Auto Parts, Inc.	94,000	$3,692,320
PetSmart, Inc.	212,000	4,611,000
Ross Stores, Inc. (b)	201,000	9,601,770
The Gap, Inc.	445,000	9,523,000
The Sherwin-Williams Co. (b)	145,000	8,723,200
The TJX Cos., Inc.	276,000	10,253,400

		46,404,690

Tobacco—1.8%
Altria Group, Inc.	350,000	6,233,500
Philip Morris International, Inc.	345,000	16,815,300
Reynolds American, Inc.	23,000	1,023,960

		24,072,760

Trading Companies & Distributors—0.1%
WESCO International, Inc. (a)	54,000	1,555,200

Total Common Stock (Identified Cost $808,470,850)		871,004,970

Fixed Income—38.1%
Security Description	Par Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp. 5.875%, 01/15/15	$150,000	149,250
6.375%, 10/15/15	140,000	141,400
The Boeing Co. 6.000%, 03/15/19	80,000	89,737

		380,387

Air Freight & Logistics—0.0%
United Parcel Service, Inc. 6.200%, 01/15/38	395,000	461,631

Airlines—0.0%
Continental Airlines, Inc. 5.983%, 04/19/22	300,000	283,500
Delta Airlines, Inc. 6.821%, 08/10/22 (c)	87,535	80,970

		364,470

Asset Backed—2.3%
Bank of America Auto Trust (144A) 2.130%, 09/16/13	3,850,000	3,856,677
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (c)	209,232	158,335
Chase Issuance Trust 0.694%, 09/17/12 (c)	4,620,000	4,623,426
Countrywide Asset-Backed Certificates 0.396%, 07/25/36 (c)	2,900,565	1,904,275
0.916%, 07/25/34 (c)	212,542	26,238

Security Description	Par Amount	Value

Asset Backed—(Continued)
1.971%, 12/25/31 (c)	$34,139	$17,796
5.071%, 12/25/34 (c)	546,757	235,804
Countrywide Asset-Backed Certificates (144A) 0.696%, 03/25/47 (c)	561,504	205,732
Finance America Mortgage Loan Trust 1.296%, 09/25/33 (c)	267,970	171,785
Ford Credit Auto Owner Trust 6.070%, 05/15/14	2,930,000	3,186,343
Fremont Home Loan Trust 1.296%, 12/25/33 (c)	215,596	146,245
GMAC Mortgage Corp. Loan Trust 0.486%, 10/25/34 (c)	465,079	215,280
Greenpoint Mortgage Funding Trust 0.646%, 09/25/34 (c)	300,650	158,889
GSAA Trust 0.346%, 03/25/47 (c)	1,671,379	1,079,899
Home Equity Asset Trust 0.356%, 07/25/37 (c)	827,011	773,731
Knollwood CDO, Ltd. (144A) 3.748%, 02/08/39 (c) (d) (e)	462,500	0
Long Beach Mortgage Loan Trust 1.346%, 03/25/34 (c)	283,069	113,122
Morgan Stanley Home Equity Loan Trust 0.566%, 09/25/35 (c)	530,000	343,633
Nelnet Student Loan Trust 1.984%, 04/25/24 (c)	150,000	153,651
Residential Asset Securities Corp. 6.349%, 03/25/32	192,955	118,883
SLM Student Loan Trust 0.584%, 04/26/21 (c)	1,185,000	1,174,602
1.604%, 10/25/16 (c)	6,010,000	6,123,468
1.804%, 01/25/28 (c)	1,520,000	1,561,448
2.204%, 07/25/23 (c)	4,100,000	4,305,033
Structured Asset Investment Loan Trust 3.171%, 04/25/33 (c)	40,741	6,956
Structured Asset Securities Corp. 0.496%, 11/25/37 (c)	164,777	148,472

		30,809,723

Beverages—0.0%
PepsiCo, Inc. 7.900%, 11/01/18	130,000	164,153

Capital Markets—0.8%
Credit Suisse USA, Inc. 6.125%, 11/15/11	140,000	151,128
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (f)	1,770,000	177
6.750%, 12/28/17 (f)	2,505,000	250
Morgan Stanley 0.788%, 01/09/12 (c)	6,605,000	6,428,369
0.960%, 10/18/16 (c)	80,000	71,433
5.050%, 01/21/11	600,000	620,637
5.625%, 09/23/19	775,000	762,057
6.750%, 04/15/11	550,000	586,451

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Bear Stearns Cos., LLC 0.910%, 07/19/10 (c)	$790,000	$791,936
6.400%, 10/02/17	240,000	261,089
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	310,000	312,304

		9,985,831

Collateralized-Mortgage Obligation—1.9%
American Home Mortgage Investment Trust 5.294%, 06/25/45 (c)	414,158	254,281
Banc of America Funding Corp. 0.326%, 07/20/36 (c)	141,994	127,524
Bear Stearns Adjustable Rate Mortgage Trust 5.981%, 06/25/47 (c)	4,191,752	2,764,159
Countrywide Alternative Loan Trust 0.436%, 03/20/47 (c)	1,796,314	908,212
0.486%, 12/25/36 (c)	737,428	170,972
5.500%, 11/25/35	2,500,000	1,492,646
5.500%, 04/25/37	1,808,309	1,131,689
Countrywide Home Loan Mortgage Pass-Through Trust 0.446%, 04/25/46 (c)	783,890	372,332
0.586%, 02/25/35 (c)	451,789	264,186
6.500%, 10/25/37	1,898,675	1,554,540
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	879,110	584,608
CS First Boston Mortgage Securities Corp. 6.000%, 01/25/36	2,193,088	1,326,818
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.446%, 02/25/47 (c)	626,382	302,093
Deutsche Mortgage Securities, Inc. (144A) 5.132%, 06/26/35 (c)	280,000	184,089
GSR Mortgage Loan Trust 5.239%, 11/25/35 (c)	1,729,200	1,529,600
6.000%, 07/25/37	1,909,726	1,575,524
Harborview Mortgage Loan Trust 0.556%, 11/19/35 (c)	1,658,552	950,861
0.576%, 09/19/35 (c)	194,964	104,355
1.246%, 11/25/47 (c)	259,966	144,877
Indymac INDA Mortgage Loan Trust 5.858%, 09/25/36 (c)	1,251,656	837,554
Indymac Index Mortgage Loan Trust 0.866%, 06/25/34 (c)	96,571	64,131
5.282%, 10/25/35 (c)	322,676	253,420
JPMorgan Mortgage Trust 5.500%, 03/25/22	366,350	310,482
5.875%, 07/25/36	407,023	372,426
6.500%, 08/25/36	1,304,171	970,827
Mastr Adjustable Rate Mortgages Trust 3.470%, 09/25/33 (c)	322,785	271,495
Mastr Reperforming Loan Trust (144A) 0.596%, 05/25/35 (c)	444,623	306,315
5.853%, 05/25/36 (c)	434,883	367,476
MLCC Mortgage Investors, Inc. 5.184%, 02/25/36 (c)	174,891	154,775

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
WaMu Mortgage Pass-Through Certificates 0.526%, 11/25/45 (c)	$498,433	$290,718
0.566%, 08/25/45 (c)	456,666	287,567
4.912%, 08/25/35 (c)	1,302,294	1,119,456
5.678%, 02/25/37 (c)	1,950,550	1,244,854
5.748%, 11/25/36 (c)	550,000	320,463
5.947%, 08/25/36 (c)	270,000	180,678
Wells Fargo Mortgage Backed Securities Trust 5.500%, 03/25/36	1,362,036	1,189,694
6.098%, 09/25/36 (c)	1,178,920	930,737

		25,216,434

Commercial Banks—1.1%
Barclays Bank, Plc. (144A) 7.434%, 09/29/49 (c)	1,315,000	1,150,625
Citibank N.A. 1.375%, 08/10/11	7,400,000	7,426,462
Eksportfinans A/S 5.500%, 05/25/16	1,450,000	1,566,251
Glitnir Banki Hf (144A) 1.000%, 06/15/16 (f)	230,000	23
6.330%, 07/28/11 (f)	100,000	24,500
6.375%, 09/25/12 (f)	100,000	24,500
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	2,500,000	2,625,855
Kaupthing Bank Hf (144A) 7.625%, 02/28/15 (f)	580,000	118,900
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (f)	320,000	16,800
Landwirtschaftliche Rentenbank 4.000%, 02/02/15	335,000	348,504
4.125%, 07/15/13	170,000	179,140
4.375%, 01/15/13	370,000	395,247
5.250%, 07/02/12	580,000	632,057
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15	300,000	269,128
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (c)	170,000	151,300
The Royal Bank of Scotland, Plc. (144A) 2.625%, 05/11/12	440,000	446,537

		15,375,829

Commercial Mortgage-Backed Securities—5.0%
Banc of America Commercial Mortgage, Inc. 5.141%, 11/10/42 (c)	3,630,000	3,642,479
Bayview Commercial Asset Trust (144A) 0.476%, 07/25/36 (c)	702,918	473,415
0.516%, 04/25/36 (c)	480,467	379,569
Bear Stearns Commercial Mortgage Securities 5.405%, 12/11/40 (c)	600,000	589,735
5.920%, 10/15/36	458,059	469,398
Chase Commerical Mortgage Securities Corp. 7.319%, 10/15/32	1,374,437	1,420,908
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	448,929	418,895

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	$4,000,000	$3,247,112
5.467%, 09/15/39 (c)	370,000	314,452
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	3,936,916
4.940%, 12/15/35	4,405,000	4,559,757
5.183%, 11/15/36	2,890,000	2,978,008
5.603%, 07/15/35	3,850,000	4,038,880
First Union National Bank Commercial Mortgage
6.663%, 01/12/43	3,531,873	3,693,087
First Union National Bank Commercial Mortgage (144A)
7.793%, 12/15/31 (c)	3,700,000	3,698,663
GE Business Loan Trust (144A) 1.543%, 04/15/31 (c)	439,318	197,693
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,443,174
4.996%, 12/10/37	4,340,000	4,480,199
6.269%, 12/10/35	3,440,000	3,648,419
GMAC Commercial Mortgage Securities, Inc. 7.455%, 08/16/33	2,400,343	2,461,078
Greenwich Capital Commercial Funding Corp. 6.116%, 07/10/38 (c)	3,280,000	3,000,869
JPMorgan Chase Commercial Mortgage Securities Corp.
5.992%, 06/15/49 (c)	1,700,000	1,704,366
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	698,533	712,376
5.372%, 09/15/39	1,570,000	1,429,756
5.430%, 02/15/40 (c)	2,800,000	2,272,105
5.642%, 12/15/25 (c)	705,162	726,521
5.934%, 12/15/25	639,923	661,944
7.950%, 05/15/25 (c)	1,986,195	2,001,916
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	1,465,420	1,518,133
Morgan Stanley Capital I 5.693%, 10/15/42	1,130,000	1,140,419
5.811%, 04/12/49 (c)	620,000	594,127
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,560,570	3,760,808

		67,615,177

Commercial Services & Supplies—0.0%
The Board of Trustees of The Leland Stanford Junior University
4.750%, 05/01/19	395,000	416,109

Consumer Finance—0.2%
American Express Co. 6.800%, 09/01/66 (c)	400,000	340,000
SLM Corp. 5.000%, 10/01/13	160,000	127,369
5.050%, 11/14/14	40,000	29,404
5.125%, 08/27/12	1,700,000	1,454,646
5.375%, 05/15/14	385,000	294,670
5.400%, 10/25/11	890,000	821,221

		3,067,310

Security Description	Par Amount	Value

Containers & Packaging—0.1%
Ball Corp. 7.125%, 09/01/16	$385,000	$392,700
7.375%, 09/01/19	385,000	390,775

		783,475

Diversified Financial Services—4.4%
AES Ironwood, LLC 8.857%, 11/30/25	115,052	105,560
AES Red Oak, LLC 9.200%, 11/30/29	50,000	46,125
Anadarko Finance Co. 6.750%, 05/01/11	110,000	116,898
Bank of America Corp. 5.750%, 12/01/17	920,000	918,323
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12	230,000	246,248
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19	170,000	197,234
BP Capital Markets, Plc. 3.125%, 03/10/12	1,930,000	1,993,835
5.250%, 11/07/13	240,000	262,903
CIT Group, Inc. 4.250%, 02/01/10 (b)	125,000	90,121
4.750%, 12/15/10	140,000	96,715
5.400%, 02/13/12 (b)	125,000	82,041
5.800%, 07/28/11	165,000	112,220
Citigroup Funding, Inc. 1.875%, 10/22/12	4,000,000	4,007,748
2.125%, 07/12/12	2,075,000	2,097,906
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49	2,320,000	1,763,200
Daimler Finance North America, LLC 7.300%, 01/15/12	360,000	388,367
Deutsche Telekom International Finance BV 8.750%, 06/15/30 (c)	330,000	427,358
FMC Finance III S.A. 6.875%, 07/15/17	90,000	87,300
Ford Motor Credit Co., LLC 7.375%, 10/28/09	1,400,000	1,400,363
9.750%, 09/15/10 (c)	270,000	275,910
Gaz Capital S.A. (144A) 6.212%, 11/22/16	240,000	230,400
General Electric Capital Corp. 2.000%, 09/28/12	2,500,000	2,513,933
2.125%, 12/21/12	5,455,000	5,504,548
2.250%, 03/12/12	2,500,000	2,545,147
2.625%, 12/28/12	3,400,000	3,483,473
5.000%, 11/15/11	5,220,000	5,494,327
6.375%, 11/15/67 (c)	1,540,000	1,274,350
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	1,450,000	1,557,783
GMAC, LLC (144A) 7.500%, 12/31/13	116,000	101,500
8.000%, 12/31/18	109,000	82,295

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Goldman Sachs Capital I 6.345%, 02/15/34	$200,000	$183,676
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	470,000	338,400
HBOS Capital Funding, L.P. (144A) 6.071%, 06/30/49 (c)	50,000	28,250
Icahn Enterprises, L.P. 8.125%, 06/01/12	145,000	143,731
Intergas Finance BV (144A) 6.375%, 05/14/17	260,000	235,300
Japan Finance Corp. 2.000%, 06/24/11	1,290,000	1,306,490
JPMorgan Chase & Co. 2.200%, 06/15/12	3,550,000	3,610,740
5.125%, 09/15/14	360,000	375,053
5.150%, 10/01/15	190,000	197,120
6.125%, 06/27/17	380,000	400,503
7.900%, 12/31/49 (c)	1,480,000	1,421,052
JPMorgan Chase Capital XXV 6.800%, 10/01/37	1,880,000	1,891,968
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	220,000	234,300
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (f)	325,000	33
Petrobras International Finance Co. 6.125%, 10/06/16	180,000	192,150
Private Export Funding Corp. 3.550%, 04/15/13	220,000	231,427
Resona Preferred Global Securities Cayman, Ltd. (144A)
7.191%, 12/29/49 (c)	120,000	99,600
Shell International Finance BV 4.000%, 03/21/14	2,250,000	2,363,436
6.375%, 12/15/38	160,000	189,992
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (c)	200,000	105,000
SMFG Preferred Capital USD 1, Ltd. (144A) 6.078%, 01/29/49 (c)	340,000	296,980
Sprint Capital Corp. 8.375%, 03/15/12	560,000	578,200
SunTrust Capital VIII 6.100%, 12/15/36 (c)	171,000	119,008
Telecom Italia Capital S.A. 5.250%, 10/01/15	1,175,000	1,216,443
6.000%, 09/30/34	240,000	233,969
Verizon Global Funding Corp. 7.375%, 09/01/12	120,000	136,347
Verizon Wireless Capital, LLC (144A) 3.750%, 05/20/11	4,735,000	4,885,227
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	145,000	159,500
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (c)	227,000	183,870

		58,861,896

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.9%
AT&T, Inc. 5.500%, 02/01/18	$240,000	$250,410
5.800%, 02/15/19	50,000	53,502
6.500%, 09/01/37	2,850,000	3,062,345
Cincinnati Bell, Inc. 7.250%, 07/15/13	50,000	50,750
France Telecom S.A. 8.500%, 03/01/31 (c)	150,000	207,402
GTE Corp. 6.940%, 04/15/28	100,000	107,519
Qwest Communications International, Inc. 7.500%, 02/15/14	155,000	153,062
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	75,000	74,063
Qwest Corp. 3.549%, 06/15/13 (c)	285,000	266,475
8.875%, 03/15/12	165,000	173,662
Royal KPN NV 8.000%, 10/01/10	350,000	371,674
SBC Communications, Inc. 6.450%, 06/15/34	300,000	316,083
Telefonica Emisiones SAU 4.949%, 01/15/15	1,575,000	1,670,773
Verizon Communications, Inc. 8.750%, 11/01/18	3,400,000	4,247,450
Windstream Corp. 8.125%, 08/01/13	410,000	421,275
8.625%, 08/01/16	165,000	168,712

		11,595,157

Electric Utilities—0.5%
Dominion Resources, Inc. 8.875%, 01/15/19	290,000	366,906
Duke Energy Carolinas, LLC 5.625%, 11/30/12	170,000	187,718
Edison Mission Energy 7.625%, 05/15/27	65,000	46,475
Elwood Energy, LLC 8.159%, 07/05/26	107,421	94,624
Exelon Corp. 5.625%, 06/15/35	205,000	197,596
Florida Power & Light Co. 5.625%, 04/01/34	300,000	324,129
5.950%, 02/01/38	525,000	595,820
Florida Power Corp. 6.400%, 06/15/38	525,000	621,069
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,186,638
6.500%, 09/15/37 (c)	725,000	821,178
PECO Energy Co. 4.750%, 10/01/12	650,000	683,522
Southern California Edison Co. 5.950%, 02/01/38	475,000	539,076
Texas Competitive Electric Holdings Co., LLC 10.250%, 11/01/15	774,000	557,280

		6,222,031

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—0.0%
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	$200,000	$207,814
6.750%, 03/15/11	30,000	31,814
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	190,000	202,457

		442,085

Federal Agencies—14.9%
Farmer Mac Guaranteed Notes Trust (144A) 5.125%, 04/19/17	400,000	433,267
Federal Home Loan Bank 5.000%, 02/01/22	1,306,886	1,377,846
5.000%, 04/01/22	1,298,801	1,369,322
5.391%, 05/01/36 (c)	2,437,730	2,552,433
5.500%, 07/15/36	360,000	397,524
5.625%, 06/13/16	1,640,000	1,655,250
Federal Home Loan Mortgage Corp. 1.750%, 06/15/12 (b)	1,700,000	1,708,974
5.000%, 04/18/17	8,970,000	9,909,249
5.500%, 07/01/33	2,206,035	2,322,311
5.740%, 04/01/37 (c)	15,043	15,868
6.000%, TBA	2,000,000	2,128,124
Federal National Mortgage Association 4.000%, TBA	5,400,000	5,424,845
4.500%, 12/01/20	5,453,346	5,743,641
4.500%, 04/01/39	34,497	34,989
4.500%, 06/01/39	500,068	507,204
4.500%, 07/01/39	9,154,213	9,284,850
4.500%, 08/01/39	3,630,474	3,682,284
4.500%, 09/01/39	2,964,338	3,006,641
4.500%, TBA	32,200,000	32,545,046
5.000%, 12/01/22	932,894	980,195
5.000%, 01/01/23	2,873,556	3,019,254
5.000%, 07/01/24	6,986,875	7,367,605
5.000%, 09/01/33	14,487,669	15,040,615
5.000%, 03/01/34	7,932,382	8,235,135
5.125%, 01/02/14	1,205,000	1,278,505
5.250%, 09/15/16 (b)	4,060,000	4,547,476
5.500%, 09/01/19	6,952,212	7,449,187
5.500%, 08/01/28	90,232	95,411
5.500%, 01/01/36	14,566,835	15,307,316
5.500%, 05/01/38	68,357	71,607
5.500%, TBA	13,500,000	14,120,163
6.000%, 03/01/28	43,338	46,266
6.000%, 05/01/28	40,296	43,019
6.000%, 06/01/28	3,030	3,235
6.000%, 02/01/34	1,860,260	1,979,549
6.000%, 03/01/34	8,555,168	9,101,095
6.000%, 08/01/34	1,096,416	1,166,723
6.000%, 04/01/35	4,333,703	4,615,664
6.000%, 11/01/37	4,378,535	4,629,206
6.250%, 02/01/11 (b)	3,285,000	3,478,927
6.500%, TBA	3,700,000	3,940,500
9.000%, 04/01/16	3	3
Government National Mortgage Association 5.000%, TBA	9,100,000	9,415,661

Security Description	Par Amount	Value

Federal Agencies—(Continued)
6.159%, 01/16/38 (c) (g)	$3,800,034	$368,000
6.500%, 07/15/14	13,730	14,719
7.500%, 12/15/14	298,675	321,448
9.000%, 11/15/19	10,157	11,369

		200,747,521

Food & Staples Retailing—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	396,164	400,189
Wal-Mart Stores, Inc. 6.200%, 04/15/38	80,000	91,044

		491,233

Food Products—0.2%
Kraft Foods, Inc. 6.125%, 02/01/18	950,000	1,006,695
6.500%, 08/11/17	1,830,000	1,979,599

		2,986,294

Foreign Government—0.9%
Emirate of Abu Dhabi (144A) 5.500%, 08/02/12	4,600,000	4,871,883
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,432,242
Mexico Government International Bond 6.750%, 09/27/34	215,000	236,500
Province of Ontario Canada 4.100%, 06/16/14	1,815,000	1,918,936
Russian Federation 7.500%, 03/31/30 (c)	172,800	188,136
U.K. Treasury 4.250%, 12/07/49 (GBP)	780,000	1,290,655

		11,938,352

Gas Utilities—0.0%
CenterPoint Energy, Inc. 7.250%, 09/01/10	345,000	354,204

Government Agency—0.9%
Chicago Metropolitan Water Reclamation District
5.720%, 12/01/38	690,000	747,877
Dallas Area Rapid Transit 5.999%, 12/01/44	375,000	415,916
Metropolitan Transportation Authority 7.336%, 11/15/39	895,000	1,106,247
New York State Dormitory Authority 5.628%, 03/15/39	775,000	814,556
Port Authority of New York & New Jersey 6.040%, 12/01/29	565,000	615,053
State of California 5.450%, 04/01/15	3,300,000	3,449,292
State of Texas 5.517%, 04/01/39	1,830,000	1,946,223

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Government Agency—(Continued)
Tennessee Valley Authority 5.250%, 09/15/39	$2,390,000	$2,521,744
5.980%, 04/01/36	430,000	493,785

		12,110,693

Health Care Providers & Services—0.0%
HCA, Inc. 5.750%, 03/15/14	358,000	315,935

Hotels, Restaurants & Leisure—0.0%
Harrah’s Operating Co., Inc. (144A) 10.000%, 12/15/18	275,000	218,625

Independent Power Producers & Energy Traders—0.0%
Energy Future Holdings Corp. 5.550%, 11/15/14	70,000	47,771
NRG Energy, Inc. 7.375%, 02/01/16	170,000	164,475

		212,246

Industrial Conglomerates—0.0%
General Electric Co. 5.000%, 02/01/13	250,000	263,725

Insurance—0.3%
Chubb Corp. 6.375%, 03/29/67 (c)	1,100,000	990,000
Lincoln National Corp. 6.050%, 04/20/67	675,000	455,625
7.000%, 05/17/66 (c)	640,000	457,600
The Progressive Corp. 6.700%, 06/15/37 (c)	1,040,000	894,086
The Travelers Cos., Inc. 6.250%, 03/15/67 (c)	1,125,000	989,129

		3,786,440

Media—0.6%
Comcast Cable Communications, LLC 8.875%, 05/01/17	880,000	1,085,276
Comcast Corp. 6.500%, 01/15/17	10,000	10,976
6.950%, 08/15/37	180,000	200,909
7.050%, 03/15/33	235,000	266,505
Cox Communications, Inc. (144A) 8.375%, 03/01/39	975,000	1,202,736
News America, Inc. 6.200%, 12/15/34	660,000	649,359
6.650%, 11/15/37	10,000	10,417
TCI Communications, Inc. 7.875%, 02/15/26	1,300,000	1,521,719
Time Warner Cable, Inc. 6.200%, 07/01/13	960,000	1,045,821
Time Warner, Inc. 6.875%, 05/01/12	1,875,000	2,064,037
7.625%, 04/15/31	260,000	291,392

		8,349,147

Security Description	Par Amount	Value

Metals & Mining—0.0%
Ispat Inland, U.L.C. 9.750%, 04/01/14	$155,000	$162,362
Steel Dynamics, Inc. 6.750%, 04/01/15	45,000	43,088
7.375%, 11/01/12	15,000	15,150
Vale Overseas, Ltd. 6.875%, 11/21/36	245,000	253,460

		474,060

Multi-Utilities—0.0%
Pacific Gas & Electric Co. 5.800%, 03/01/37	20,000	21,652
6.050%, 03/01/34	210,000	233,605

		255,257

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	1,039,918

Oil, Gas & Consumable Fuels—0.5%
Anadarko Petroleum Corp. 5.950%, 09/15/16	200,000	211,912
6.450%, 09/15/36	160,000	165,199
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	800,000	852,270
Cenovus Energy, Inc. (144A) 6.750%, 11/15/39	805,000	867,414
ConocoPhillips 4.600%, 01/15/15	1,300,000	1,387,482
ConocoPhillips Holding Co. 6.950%, 04/15/29	615,000	721,738
Occidental Petroleum Corp. 7.000%, 11/01/13	220,000	254,162
Pemex Project Funding Master Trust 6.625%, 06/15/35	305,000	294,611
Sabine Pass LNG, L.P. 7.500%, 11/30/16 (b)	700,000	597,625
XTO Energy, Inc. 6.750%, 08/01/37	920,000	1,023,437

		6,375,850

Pharmaceuticals—0.3%
Eli Lilly & Co. 3.550%, 03/06/12	920,000	963,433
Roche Holdings, Inc. (144A) 2.393%, 02/25/11 (c)	445,000	457,078
5.000%, 03/01/14	1,975,000	2,135,125
6.000%, 03/01/19	280,000	311,679
Wyeth 5.950%, 04/01/37	390,000	429,485

		4,296,800

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Real Estate Investment Trusts—0.0%
iStar Financial, Inc. (144A) 10.000%, 06/15/14	$210,000	$170,625

Software—0.1%
Oracle Corp. 5.750%, 04/15/18	980,000	1,079,803

U.S. Treasury—1.9%
U.S. Treasury Bonds 3.500%, 02/15/39 (b)	5,800,000	5,254,440
U.S. Treasury Notes 1.000%, 09/30/11	1,585,000	1,586,238
3.000%, 09/30/16	18,000,000	18,071,712

		24,912,390

Wireless Telecommunication Services—0.2%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	90,000	93,047
Nextel Communications, Inc. 6.875%, 10/31/13	150,000	139,125
Rogers Communications, Inc. 7.500%, 03/15/15	240,000	276,679
Vodafone Group, Plc. 4.150%, 06/10/14	1,860,000	1,910,084
7.750%, 02/15/10	665,000	681,626

		3,100,561

Total Fixed Income (Identified Cost $523,868,267)		515,241,377

Fixed Income - Convertible—0.1%

Health Care Equipment & Supplies—0.0%
Conceptus, Inc. 2.250%, 02/15/27	25,000	23,438

Household Durables—0.0%
Newell Rubbermaid, Inc. 5.500%, 03/15/14	50,000	98,750

Semiconductors & Semiconductor Equipment—0.1%
Amkor Technology, Inc. (144A) 6.000%, 04/15/14	50,000	121,625
Conexant Systems, Inc. 4.000%, 03/01/26	225,000	190,687
Jazz Technologies, Inc. 8.000%, 12/31/11	75,000	51,469
Jazz Technologies, Inc. (144A) 8.000%, 12/31/11	100,000	68,625

		432,406

Specialty Retail—0.0%
Pier 1 Imports, Inc. 6.375%, 02/15/36 (c)	50,000	46,812

Security Description	Par Amount	Value

Specialty Retail—(Continued)
Pier 1 Imports, Inc. (144A) 6.375%, 02/15/36 (c)	$100,000	$93,625

		140,437

Total Fixed Income - Convertible (Identified Cost $625,416)		695,031

Short Term Investments—3.1%

Mutual Funds—2.5%
State Street Navigator Securities Lending Prime Portfolio (h)	33,938,512	33,938,512

Repurchase Agreement—0.6%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $8,117,002 on 10/01/09, collateralized by $8,290,000 U.S. Treasury Bill due 03/18/10 with a value of $8,283,368.	8,117,000	8,117,000

Total Short Term Investments (Identified Cost $42,055,512)		42,055,512

Total Investments—105.8% (Identified Cost $1,375,020,045) (i)		1,428,996,890
Liabilities in excess of other assets		(77,851,850)

Net Assets—100%		$1,351,145,040

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $33,302,798 and the collateral received consisted of cash in the amount of $33,938,512. The cash collateral is invested in a money market fund managed by an affiliate of the custodian
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Zero Valued Security.
(f)	Non-Income Producing; Defaulted Bond.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,375,020,045 and the composition of unrealized appreciation and depreciation of investment securities was $104,854,969 and $(50,878,124), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, the market value of 144A securities was $30,715,476, which is 2.3% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(GBP)—	British Pound

Forward Contracts
Forward Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2009	Unrealized Appreciation
Pound Sterling (sold)	CitiBank	10/28/2009	1,615,500	$2,640,535	$2,584,825	$55,710

Futures Contracts

Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Unrealized Appreciation/ Depreciation
UK Long GILT Bond Futures	JPMorgan Chase	12/29/2009	9	$1,694,680	$1,707,477	$12,797
U.S. Treasury Notes 5 Year Futures	JPMorgan Chase	12/31/2009	464	53,568,050	53,867,500	299,450
U.S. Treasury Bond 10 Year Futures	JPMorgan Chase	12/21/2009	4	472,696	473,313	617

Futures Contracts-Short
U.S. Treasury Notes 2 Year Futures	JPMorgan Chase	12/31/2009	(93)	(20,152,389)	(20,178,094)	(25,705)
U.S. Treasury Bond 30 Year Futures	JPMorgan Chase	12/21/2009	(14)	(1,667,829)	(1,699,250)	(31,421)

Net Unrealized Appreciation						$255,738

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp. 5.000% (15 Year TBA)	$(2,500,000)	$(2,623,438)
5.500% (30 Year TBA)	(2,200,000)	(2,294,961)
Federal National Mortgage Association 4.500% (15 Year TBA)	(1,600,000)	(1,656,499)
5.000% (15 Year TBA)	(2,300,000)	(2,408,594)
5.000% (30 Year TBA)	(11,800,000)	(12,142,932)
5.500% (15 Year TBA)	(2,400,000)	(2,538,000)
6.000% (30 Year TBA)	(19,500,000)	(20,572,500)

Total TBA Sale Commitments (Proceeds Cost $(44,079,755))		$(44,236,924)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$871,004,970	$—	$—	$871,004,970
Total Fixed Income	—	515,241,377	—	515,241,377
Total Fixed Income - Convertible	—	695,031	—	695,031
Short Term Investments
Mutual Funds	33,938,512	—	—	33,938,512
Repurchase Agreement	8,117,000	—	—	8,117,000
Total Short Term Investments	42,055,512	—	—	42,055,512
Total Investments	$913,060,482	$515,936,408	$—	$1,428,996,890

Futures Contracts*
Futures Contracts Long (Appreciation)	300,067	12,797	—	312,864
Futures Contracts Short (Depreciation)	(57,126)	—	—	(57,126)
Forward Contracts*
Forward Currency Contracts (Appreciation)	—	55,710	—	55,710
TBA Sales Commitments
Federal Agencies	—	(44,236,924)	—	(44,236,924)
Total Liabilities	$242,941	$(44,168,417)	$—	$(43,925,476)

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
L-3 Communications Holdings, Inc.	173,000	$13,895,360
Northrop Grumman Corp.	365,000	18,888,750
Raytheon Co.	400,000	19,188,000

		51,972,110

Beverages—0.5%
Coca-Cola Enterprises, Inc.	400,000	8,564,000

Biotechnology—0.8%
Amgen, Inc. (a)	240,000	14,455,200

Capital Markets—2.9%
Raymond James Financial, Inc.	120,000	2,793,600
The Goldman Sachs Group, Inc.	260,000	47,931,000

		50,724,600

Chemicals—1.2%
Cabot Corp.	120,000	2,773,200
CF Industries Holdings, Inc.	160,000	13,796,800
Terra Industries, Inc.	150,000	5,200,500

		21,770,500

Commercial Banks—0.2%
Wells Fargo & Co.	120,000	3,381,600

Commercial Services & Supplies—0.5%
Avery Dennison Corp. (b)	120,000	4,321,200
Pitney Bowes, Inc.	203,000	5,044,550

		9,365,750

Computers & Peripherals—1.5%
EMC Corp. (a)	451,000	7,685,040
Western Digital Corp. (a)	500,000	18,265,000

		25,950,040

Construction & Engineering—0.6%
URS Corp. (a)	250,000	10,912,500

Consumer Finance—0.9%
Discover Financial Services	970,000	15,743,100

Containers & Packaging—0.9%
Pactiv Corp. (a)	420,000	10,941,000
Temple-Inland, Inc.	260,000	4,269,200

		15,210,200

Diversified Financial Services—2.1%
Bank of America Corp.	870,000	14,720,400
JPMorgan Chase & Co.	480,000	21,033,600
The NASDAQ OMX Group, Inc. (a)	50,000	1,052,500

		36,806,500

Diversified Telecommunication Services—6.6%
AT&T, Inc.	2,570,000	69,415,700

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Frontier Communications Corp.	300,000	$2,262,000
Verizon Communications, Inc.	1,500,000	45,405,000

		117,082,700

Electric Utilities—0.7%
Edison International	350,000	11,753,000

Electrical Equipment—0.5%
Thomas & Betts Corp. (a)	300,000	9,024,000

Electronic Equipment, Instruments & Components—1.4%
Ingram Micro, Inc. (a)	724,000	12,199,400
Tech Data Corp. (a) (b)	310,000	12,899,100

		25,098,500

Energy Equipment & Services—7.1%
ENSCO International, Inc.	470,000	19,993,800
Helmerich & Payne, Inc. (b)	230,000	9,091,900
Nabors Industries, Ltd. (a)	1,040,000	21,736,000
National Oilwell Varco, Inc. (a)	560,000	24,152,800
Pride International, Inc. (a) (b)	300,000	9,132,000
Rowan Cos., Inc. (a)	770,000	17,763,900
Superior Energy Services, Inc. (a)	300,000	6,756,000
Tidewater, Inc.	323,000	15,210,070
Unit Corp. (a)	70,000	2,887,500

		126,723,970

Food Products—3.0%
Archer-Daniels-Midland Co.	680,000	19,869,600
ConAgra Foods, Inc.	270,000	5,853,600
Del Monte Foods Co.	1,100,000	12,738,000
Sara Lee Corp.	1,390,000	15,484,600

		53,945,800

Gas Utilities—1.7%
Atmos Energy Corp.	460,000	12,962,800
Energen Corp.	180,000	7,758,000
UGI Corp.	390,000	9,773,400

		30,494,200

Health Care Equipment & Supplies—0.7%
Hospira, Inc. (a)	290,000	12,934,000

Health Care Providers & Services—10.3%
Aetna, Inc.	720,000	20,037,600
AmerisourceBergen Corp.	753,800	16,870,044
CIGNA Corp.	300,000	8,427,000
Community Health Systems, Inc. (a) (b)	445,000	14,208,850
Coventry Health Care, Inc. (a)	400,000	7,984,000
Health Net, Inc. (a) (b)	398,000	6,129,200
Humana, Inc. (a)	186,000	6,937,800
LifePoint Hospitals, Inc. (a)	346,000	9,362,760
McKesson Corp.	270,000	16,078,500
Omnicare, Inc.	335,000	7,544,200
Quest Diagnostics, Inc.	170,000	8,872,300

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Tenet Healthcare Corp. (a)	460,000	$2,704,800
UnitedHealth Group, Inc.	1,090,000	27,293,600
Universal Health Services, Inc. (Class B)	100,000	6,193,000
WellPoint, Inc. (a)	500,000	23,680,000

		182,323,654

Household Durables—1.6%
Garmin, Ltd. (b)	250,000	9,435,000
Leggett & Platt, Inc. (b)	748,000	14,511,200
M.D.C. Holdings, Inc.	110,000	3,821,400

		27,767,600

Independent Power Producers & Energy Traders—0.8%
Dynegy, Inc. (a)	1,220,000	3,111,000
The AES Corp. (a)	780,000	11,559,600

		14,670,600

Industrial Conglomerates—1.3%
General Electric Co.	1,430,000	23,480,600

Insurance—9.3%
American Financial Group, Inc.	574,000	14,637,000
Arch Capital Group, Ltd. (a)	130,000	8,780,200
Axis Capital Holdings, Ltd.	380,000	11,468,400
Everest Re Group, Ltd.	150,000	13,155,000
HCC Insurance Holdings, Inc.	600,000	16,410,000
PartnerRe, Ltd.	250,000	19,235,000
RenaissanceRe Holdings, Ltd.	160,000	8,761,600
StanCorp Financial Group, Inc.	60,000	2,422,200
The Chubb Corp.	480,000	24,196,800
The Travelers Cos., Inc.	540,000	26,584,200
Unum Group	910,000	19,510,400

		165,160,800

IT Services—2.3%
Affiliated Computer Services, Inc. (Class A) (a)	90,000	4,875,300
Amdocs, Ltd. (a)	120,000	3,225,600
Computer Sciences Corp. (a)	255,000	13,441,050
DST Systems, Inc. (a)	220,000	9,856,000
Fidelity National Information Services, Inc. (b)	170,000	4,336,700
SAIC, Inc. (a)	280,000	4,911,200

		40,645,850

Machinery—1.1%
Joy Global, Inc.	380,000	18,597,200

Metals & Mining—0.8%
Commercial Metals Co.	300,000	5,370,000
Reliance Steel & Aluminum Co.	60,000	2,553,600
Schnitzer Steel Industries, Inc.	110,000	5,857,500

		13,781,100

Multi-Utilities—0.8%
Ameren Corp.	180,000	4,550,400
CMS Energy Corp. (b)	750,000	10,050,000

		14,600,400

Security Description	Shares	Value

Multiline Retail—1.0%
Kohl’s Corp. (a)	320,000	$18,256,000

Oil, Gas & Consumable Fuels—16.2%
Anadarko Petroleum Corp.	470,000	29,483,100
Chevron Corp.	180,000	12,677,400
ConocoPhillips	890,000	40,192,400
El Paso Corp.	1,900,000	19,608,000
Exxon Mobil Corp.	710,000	48,713,100
Marathon Oil Corp.	790,000	25,201,000
Murphy Oil Corp.	130,000	7,484,100
Occidental Petroleum Corp.	490,000	38,416,000
Overseas Shipholding Group, Inc. (b)	40,000	1,494,800
Southern Union Co.	70,000	1,455,300
Tesoro Corp. (b)	1,230,000	18,425,400
The Williams Cos., Inc.	1,210,000	21,622,700
Valero Energy Corp.	1,070,000	20,747,300
XTO Energy, Inc.	60,000	2,479,200

		287,999,800

Paper & Forest Products—1.3%
International Paper Co.	950,000	21,118,500
MeadWestvaco Corp.	120,000	2,677,200

		23,795,700

Pharmaceuticals—7.2%
Endo Pharmaceuticals Holdings, Inc. (a)	498,000	11,269,740
Forest Laboratories, Inc. (a)	700,000	20,608,000
Johnson & Johnson	460,000	28,009,400
Pfizer, Inc.	220,000	3,641,000
Schering-Plough Corp.	690,000	19,492,500
Watson Pharmaceuticals, Inc. (a)	285,000	10,442,400
Wyeth	700,000	34,006,000

		127,469,040

Road & Rail—1.6%
CSX Corp.	540,000	22,604,400
Ryder System, Inc.	150,000	5,859,000

		28,463,400

Software—1.6%
CA, Inc.	818,000	17,987,820
Synopsys, Inc. (a)	477,400	10,703,308

		28,691,128

Specialty Retail—4.8%
AutoNation, Inc. (a) (b)	540,000	9,763,200
Barnes & Noble, Inc. (b)	340,000	7,554,800
Foot Locker, Inc.	780,000	9,321,000
Limited Brands, Inc.	1,000,000	16,990,000
Office Depot, Inc. (a)	910,000	6,024,200
RadioShack Corp.	1,050,000	17,398,500
The Gap, Inc.	880,000	18,832,000

		85,883,700

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—1.1%
Reynolds American, Inc.	420,000	$18,698,400

Trading Companies & Distributors—0.1%
WESCO International, Inc. (a) (b)	70,000	2,016,000

Total Common Stock (Identified Cost $1,578,997,978)		1,774,213,242

Short Term Investments—1.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	18,083,603	18,083,603

Repurchase Agreement—0.4%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $6,989,002 on 10/01/09, collateralized by $7,120,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $7,128,900.	$6,989,000	6,989,000

Total Short Term Investments (Identified Cost $25,072,603)		25,072,603

Total Investments—101.3% (Identified Cost $1,604,070,581) (d)		1,799,285,845
Liabilities in excess of other assets		(22,652,514)

Net Assets—100%		$1,776,633,331

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009 the market value of securities loaned was $17,715,409 and the collateral received consisted of cash in the amount of $18,083,603. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,604,070,581 and the composition of unrealized appreciation and depreciation of investment securities was $206,569,075 and $(11,353,811), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes aframework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$51,972,110	$—	$—	$51,972,110
Short Term Investments
Mutual Funds	18,083,603	—	—	18,083,603
Repurchase Agreement	—	6,989,000	—	6,989,000
Total Short Term Investments	18,083,603	6,989,000	—	25,072,603
Total Investments	$1,792,296,845	$6,989,000	$—	$1,799,285,845

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—3.1%
C. H. Robinson Worldwide, Inc.	142,400	$8,223,600
United Parcel Service, Inc. (Class B)	267,000	15,077,490

		23,301,090

Airlines—1.5%
Delta Air Lines, Inc. (a)	1,279,900	11,467,904

Beverages—3.4%
PepsiCo, Inc.	119,300	6,998,138
The Coca-Cola Co.	357,997	19,224,439

		26,222,577

Biotechnology—5.1%
Amgen, Inc. (a)	268,000	16,141,640
Celgene Corp. (a)	204,200	11,414,780
Genzyme Corp. (a)	198,350	11,252,395

		38,808,815

Capital Markets—1.4%
The Goldman Sachs Group, Inc.	59,500	10,968,825

Chemicals—0.9%
Ecolab, Inc.	139,800	6,462,954

Commercial Banks—0.5%
Wells Fargo & Co.	135,500	3,818,390

Communications Equipment—7.6%
Cisco Systems, Inc. (a)	1,008,637	23,743,315
Palm, Inc. (a) (b)	346,600	6,041,238
QUALCOMM, Inc.	620,848	27,925,743

		57,710,296

Computers & Peripherals—9.7%
Apple, Inc. (a)	198,917	36,873,244
EMC Corp. (a)	411,700	7,015,368
Hewlett-Packard Co.	316,400	14,937,244
International Business Machines Corp.	56,100	6,710,121
NetApp, Inc. (a)	48,000	1,280,640
Seagate Technology (a)	431,600	6,564,636

		73,381,253

Diversified Financial Services—2.3%
CME Group, Inc.	30,300	9,338,157
JPMorgan Chase & Co.	181,100	7,935,802

		17,273,959

Energy Equipment & Services—1.6%
Schlumberger, Ltd.	76,493	4,558,983
Transocean, Ltd. (a)	85,463	7,309,650

		11,868,633

Food & Staples Retailing—2.1%
Wal-Mart Stores, Inc.	325,356	15,971,726

Security Description	Shares	Value

Health Care Equipment & Supplies—3.7%
Boston Scientific Corp. (a)	1,426,900	$15,110,871
Zimmer Holdings, Inc. (a)	240,400	12,849,380

		27,960,251

Health Care Providers & Services—2.2%
Medco Health Solutions, Inc. (a)	203,440	11,252,266
UnitedHealth Group, Inc.	99,640	2,494,986
WellPoint, Inc. (a)	57,900	2,742,144

		16,489,396

Health Care Technology—1.0%
Cerner Corp. (a) (b)	103,600	7,749,280

Hotels, Restaurants & Leisure—1.8%
Las Vegas Sands Corp. (a) (b)	192,880	3,248,099
Starbucks Corp. (a)	285,000	5,885,250
Starwood Hotels & Resorts Worldwide, Inc. (b)	147,310	4,865,650

		13,998,999

Household Products—3.0%
Procter & Gamble Co.	400,200	23,179,584

Industrial Conglomerates—2.1%
3M Co.	218,900	16,154,820

Insurance—1.0%
Principal Financial Group, Inc.	290,200	7,948,578

Internet & Catalog Retail—1.6%
Amazon.com, Inc. (a)	134,100	12,519,576

Internet Software & Services—4.6%
Baidu, Inc. (ADR) (a)	13,800	5,396,490
Google, Inc. (Class A) (a)	60,255	29,877,442

		35,273,932

Life Sciences Tools & Services—0.7%
Covance, Inc. (a)	96,800	5,241,720

Machinery—4.5%
Cummins, Inc.	184,300	8,258,483
Danaher Corp.	274,600	18,486,072
PACCAR, Inc. (b)	194,000	7,315,740

		34,060,295

Media—1.1%
CBS Corp. (Class B)	689,010	8,302,571

Metals & Mining—2.5%
Agnico-Eagle Mines, Ltd.	115,500	7,836,675
Freeport-McMoRan Copper & Gold, Inc. (a)	92,825	6,368,723
United States Steel Corp. (b)	114,500	5,080,365

		19,285,763

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—3.3%
J.C. Penney Co., Inc.	200,300	$6,760,125
Kohl’s Corp. (a)	325,822	18,588,145

		25,348,270

Oil, Gas & Consumable Fuels—3.0%
Exxon Mobil Corp.	112,600	7,725,486
PetroHawk Energy Corp. (a)	427,700	10,354,617
Range Resources Corp. (b)	103,200	5,093,952

		23,174,055

Personal Products—1.3%
Avon Products, Inc.	286,700	9,736,332

Pharmaceuticals—4.3%
Abbott Laboratories	333,600	16,503,192
Pfizer, Inc.	527,400	8,728,470
Teva Pharmaceutical Industries, Ltd. (ADR)	148,100	7,487,936

		32,719,598

Professional Services—0.5%
Manpower, Inc.	61,300	3,476,323

Semiconductors & Semiconductor Equipment—5.2%
Broadcom Corp. (a)	355,400	10,907,226
Lam Research Corp. (a)	257,766	8,805,286
Micron Technology, Inc. (a) (b)	640,600	5,252,920
NVIDIA Corp. (a)	428,220	6,436,147
PMC-Sierra, Inc. (a)	828,484	7,920,307

		39,321,886

Software—7.6%
Activision Blizzard, Inc. (a)	433,200	5,367,348
Check Point Software Technologies (a)	343,720	9,744,462
Microsoft Corp.	1,132,600	29,323,014
Oracle Corp.	177,900	3,707,436
Salesforce.com, Inc. (a) (b)	168,758	9,607,393

		57,749,653

Specialty Retail—2.9%
Carmax, Inc. (a) (b)	330,900	6,915,810
Home Depot, Inc.	274,200	7,304,688
Ross Stores, Inc.	161,161	7,698,661

		21,919,159

Tobacco—1.5%
Philip Morris International, Inc.	227,769	11,101,461

Wireless Telecommunication Services—1.1%
American Tower Corp. (Class A) (a)	220,798	8,037,047

Total Common Stock (Identified Cost $652,175,267)		758,004,971

Short Term Investments—2.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.0%
State Street Navigator Securities Lending Prime Portfolio (c)	15,406,781	$15,406,781

Repurchase Agreement—0.5%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $3,929,001 on 10/01/09, collateralized by $4,005,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $4,010,006.	$3,929,000	3,929,000

Total Short Term Investments (Identified Cost $19,335,781)		19,335,781

Total Investments—102.2% (Identified Cost $671,511,048) (d)		777,340,752
Liabilities in excess of other assets		(16,917,031)

Net Assets—100%		$760,423,721

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009 the market value of securities loaned was $15,085,302 and the collateral received consisted of cash in the amount of $15,406,781. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $671,511,048 and the composition of unrealized appreciation and depreciation of investment securities was $108,922,131 and $(3,092,427), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes aframework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$758,004,971	$—	$—	$758,004,971
Short Term Investments
Mutual Funds	15,406,781	—	—	15,406,781
Repurchase Agreement	—	3,929,000	—	3,929,000
Total Short Term Investments	15,406,781	3,929,000	—	19,335,781
Total Investments	$773,411,752	$3,929,000	$—	$777,340,752

MSF-46

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Commercial Paper—58.6% of Net Assets

Security Description	Par Amount	Value

Asset Backed—19.9%
Antalis U.S. Funding Corp. 0.370%, 10/14/09	$10,000,000	$9,998,664
0.230%, 11/06/09	20,000,000	19,995,400
0.240%, 11/13/09	10,000,000	9,997,133
0.260%, 11/17/09	21,000,000	20,992,872
Atlantis One Funding Corp. 0.300%, 10/13/09	30,000,000	29,997,000
0.260%, 12/07/09	10,000,000	9,995,161
Charta, LLC 1.000%, 11/03/09	30,000,000	29,993,125
0.240%, 11/18/09	25,000,000	24,992,000
Ciesco, LLC 0.290%, 10/02/09	15,500,000	15,499,875
Erasmus Capital Corp. 0.010%, 10/01/09	20,000,000	20,000,000
Manhattan Asset Funding Co., LLC 0.150%, 10/01/09	25,818,000	25,818,000
0.350%, 10/01/09	24,000,000	24,000,000
0.260%, 10/05/09	36,095,000	36,093,957
Mont Blanc Capital Corp. 1.000%, 12/14/09	25,000,000	24,986,125
Nieuw Amsterdam Receivables Corp. 0.230%, 10/15/09	12,000,000	11,998,927
Romulus Funding Corp. 0.450%, 10/26/09	20,000,000	19,993,750
1.000%, 10/28/09	17,000,000	16,991,712
Straight-A Funding, LLC 0.270%, 11/16/09	20,000,000	19,993,100
0.230%, 12/09/09	24,129,000	24,118,363
1.000%, 12/15/09	20,000,000	19,990,417
Tulip Funding Corp. 1.000%, 10/06/09	25,000,000	24,999,236

		440,444,817

Asset Backed - Other—11.6%
Aspen Funding Corp. 0.210%, 10/15/09	30,000,000	29,997,550
Cancara Asset Securitisation, LLC 0.260%, 10/09/09	40,000,000	39,997,689
0.260%, 10/14/09	50,000,000	49,995,305
0.300%, 11/16/09	20,000,000	19,992,333
Fairway Finance Co., LLC 0.240%, 12/15/09	10,146,000	10,140,927
Scaldis Capital, LLC 0.260%, 10/01/09	30,000,000	30,000,000
0.320%, 11/02/09	28,000,000	27,992,036
Solitaire Funding, LLC 0.350%, 10/07/09	25,000,000	24,998,542
0.280%, 11/24/09	24,000,000	23,989,920

		257,104,302

Commercial Banks—3.1%
Dexia Delaware, LLC 0.260%, 10/02/09	20,000,000	19,999,855
1.000%, 10/07/09	30,000,000	29,998,750

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Societe Generale North America, Inc. 0.505%, 12/14/09	$18,000,000	$17,981,315

		67,979,920

Diversified Financial Services—7.7%
CBA Finance (Delaware) 0.280%, 11/06/09	45,000,000	44,987,400
Citigroup Funding, Inc. 0.400%, 10/07/09	65,000,000	64,995,667
Nordea North America 1.000%, 12/18/09	40,000,000	39,979,200
Royal Bank of Scotland Group, Plc. 0.550%, 10/19/09	20,000,000	19,994,500

		169,956,767

Federal Agencies—3.5%
Federal Home Loan Bank 0.010%, 10/01/09	50,000,000	50,000,000
0.670%, 02/05/10 (a)	13,100,000	13,100,000
0.755%, 02/26/10 (a)	14,130,000	14,130,000

		77,230,000

U.S. Treasury—4.4%
U.S. Treasury Bills 0.010%, 03/25/10	15,000,000	14,986,511
0.010%, 07/01/10	22,000,000	21,909,076
0.010%, 07/15/10	54,900,000	54,737,560
0.500%, 07/29/10	5,000,000	4,980,351

		96,613,498

Yankee—8.4%
ANZ National International, Ltd. 1.000%, 02/01/10	18,000,000	17,979,705
Banco Bilboa Vizcaya 1.000%, 11/13/09	30,000,000	29,964,167
Danske Corp. - GTD 0.320%, 10/02/09	13,641,000	13,640,879
1.100%, 10/16/09	15,000,000	14,993,125
0.740%, 11/05/09	20,000,000	19,985,611
0.010%, 12/30/09	10,000,000	9,993,250
0.540%, 12/30/09	10,000,000	9,986,500
0.400%, 02/01/10	20,000,000	19,972,667
DnB NOR Bank ASA 1.600%, 10/08/09	50,000,000	49,984,444

		186,500,348

Total Commercial Paper (Identified Cost $1,295,829,652)		1,295,829,652

Certificate of Deposit—43.0%

Commercial Banks—22.7%
Banco Bilbao Vizcaya Argentina (NY) 1.070%, 10/29/09 (a)	20,000,000	20,000,155

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Certificate of Deposit—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Banco Bilbao Vizcaya Argentina (NY) 0.525%, 12/30/09 (a)	$28,000,000	$28,000,349
Banco Bilboa Vizcaya Argentaria 0.320%, 03/31/10	15,000,000	15,000,379
Bank of Montreal (Chicago) 0.260%, 01/25/10	15,000,000	15,000,000
Bank of Nova Scotia (Houston) 0.300%, 04/01/10	20,000,000	20,000,000
BNP Paribas S.A. (NY) 0.830%, 11/05/09 (a)	25,000,000	25,000,000
0.650%, 11/20/09 (a)	12,000,000	12,000,000
0.550%, 12/04/09 (a)	15,000,000	15,000,000
0.500%, 12/18/09 (a)	15,000,000	15,000,000
0.470%, 01/08/10 (a)	15,000,000	15,000,000
0.420%, 02/03/10 (a)	10,000,000	10,000,000
DnB NOR Bank ASA (NY) 0.670%, 12/10/09 (a)	14,000,000	14,000,000
Intesa San Paolo S.p.A. (NY) 0.350%, 10/05/09 (a)	15,000,000	15,000,000
0.520%, 12/29/09 (a)	30,000,000	30,000,000
0.490%, 01/11/10 (a)	20,000,000	20,000,000
Rabobank Nederland NV (NY) 0.400%, 10/13/09 (a)	14,000,000	14,000,000
0.400%, 02/05/10 (a)	20,000,000	20,000,000
0.479%, 05/04/10 (a)	28,000,000	28,000,000
0.285%, 06/25/10 (a)	15,000,000	15,000,000
Societe Generale (NY) 0.800%, 11/06/09 (a)	20,000,000	20,000,000
Svenska Handelsbanken (NY) 0.620%, 11/30/09 (a)	15,000,000	15,000,125
0.570%, 12/14/09 (a)	15,000,000	15,000,307
UBS AG (Stamford) 0.650%, 10/01/09 (a)	40,800,000	40,800,000
0.620%, 10/08/09 (a)	12,000,000	12,000,000
0.580%, 11/03/09 (a)	25,000,000	25,000,000
0.360%, 01/06/10 (a)	20,000,000	20,000,000
0.345%, 01/15/10	10,000,000	10,000,000

		503,801,315

Diversified Financial Services—15.4%
Barclays Bank, Plc. (NY) 0.320%, 11/02/09 (a)	30,000,000	30,000,000
0.650%, 02/26/10 (a)	35,000,000	35,000,000
0.575%, 03/15/10	25,000,000	25,000,000
Lloyds TSB Bank, Plc. (NY) 0.440%, 10/23/09 (a)	30,500,000	30,500,000
0.440%, 10/26/09 (a)	25,000,000	25,000,000
0.440%, 10/28/09 (a)	5,000,000	5,000,000
0.420%, 11/04/09 (a)	25,000,000	25,000,000
0.240%, 12/11/09	10,000,000	10,000,000
Royal Bank of Scotland, Plc. (CT) 0.500%, 10/09/09 (a)	20,000,000	20,000,000
0.350%, 12/04/09 (a)	15,000,000	15,000,000
0.320%, 12/21/09	20,000,000	20,000,000
0.300%, 12/30/09	25,000,000	25,000,000

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Societe Generale (NY) 0.530%, 01/07/10 (a)	$15,000,000	$15,000,000
0.520%, 01/08/10 (a)	25,000,000	25,000,000
State Street Bank & Trust Co. 0.290%, 10/27/09 (a)	35,000,000	35,000,000

		340,500,000

Personal Products—2.5%
Procter & Gamble International Fund 0.478%, 05/07/10 (a)	54,600,000	54,600,000

Yankee—2.4%
Abbey National Treasury Services 0.760%, 07/20/10 (a)	16,875,000	16,875,000
Nordea Bank AB (144A) 0.872%, 10/23/09 (a)	11,800,000	11,800,000
Westpac Banking Corp. 0.400%, 01/28/10 (a)	25,000,000	25,000,000

		53,675,000

Total Certificate of Deposit (Identified Cost $952,576,315)		952,576,315

Medium Term Notes—0.8%

Commercial Banks—0.8%
Bank of Montreal (Chicago) 0.774%, 10/05/09 (a)	14,950,000	14,950,000
HSBC USA, Inc. 0.925%, 10/15/09 (a)	2,740,000	2,740,000

Total Medium Term Notes (Identified Cost $17,690,000)		17,690,000

Total Investments—102.4% (Identified Cost $2,266,095,967) (b)		2,266,095,967
Liabilities in excess of other assets		(52,221,336)

Net Assets—100%		$2,213,874,631

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $2,266,095,967.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, the market value of 144A securities was $11,800,000, which is 0.5% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Certificate of Deposit	$—	$952,576,315	$—	$952,576,315
Total Commercial Paper	—	1,295,829,652	—	1,295,829,652
Total Medium Term Notes	—	17,690,000	—	17,690,000
Total Investments	$—	$2,266,095,967	$—	$2,266,095,967

MSF-49

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Orbital Sciences Corp. (a)	318,900	$4,773,933
Stanley, Inc. (a)	91,100	2,343,092

		7,117,025

Air Freight & Logistics—0.5%
HUB Group, Inc. (Class A) (a)	107,400	2,454,090

Auto Components—2.9%
Dana Holding Corp. (a) (b)	504,300	3,434,283
Federal Mogul Corp. (a)	205,300	2,477,971
Gentex Corp.	376,900	5,333,135
Modine Manufacturing Co. (a)	286,800	2,658,636

		13,904,025

Building Products—0.8%
Simpson Manufacturing Co., Inc.	149,500	3,776,370

Capital Markets—2.4%
Evercore Partners, Inc.	120,200	3,512,244
KBW, Inc. (a)	248,918	8,020,138

		11,532,382

Chemicals—3.5%
Koppers Holdings, Inc.	77,900	2,309,735
Olin Corp. (b)	364,900	6,363,856
Sensient Technologies Corp.	219,548	6,096,848
Solutia, Inc. (a)	178,100	2,062,398

		16,832,837

Commercial Banks—8.8%
CVB Financial Corp. (b)	716,100	5,435,199
Fulton Financial Corp. (b)	327,100	2,407,456
Glacier Bancorp, Inc. (b)	150,800	2,252,952
Independent Bank Corp. (b)	109,600	2,425,448
Sterling Bancshares, Inc.	888,100	6,492,011
TCF Financial Corp. (b)	480,800	6,269,632
United Bankshares, Inc. (b)	174,665	3,421,687
Westamerica Bancorp (b)	96,167	5,000,684
Wintrust Financial Corp. (b)	126,402	3,534,200
Zions Bancorp (b)	306,300	5,504,211

		42,743,480

Commercial Services & Supplies—2.4%
The Brink’s Co.	47,400	1,275,534
The GEO Group, Inc. (a)	514,300	10,373,431

		11,648,965

Communications Equipment—1.7%
Adtran, Inc. (b)	148,200	3,638,310
Arris Group, Inc. (a)	342,800	4,459,828

		8,098,138

Security Description	Shares	Value

Construction & Engineering—2.7%
Chicago Bridge & Iron Co., NV (a)	235,700	$4,402,876
Granite Construction, Inc. (b)	174,500	5,399,030
Pike Electric Corp. (a) (b)	265,700	3,183,086

		12,984,992

Construction Materials—1.1%
Texas Industries, Inc. (b)	128,400	5,391,516

Diversified Consumer Services—0.4%
Brink’s Home Security Holdings, Inc. (a)	58,200	1,791,978

Diversified Financial Services—2.6%
PHH Corp. (a) (b)	630,790	12,514,874

Diversified Telecommunication Services—0.7%
Premiere Global Services, Inc. (a)	385,100	3,200,181

Electric Utilities—0.9%
Unisource Energy Corp.	142,300	4,375,725

Electrical Equipment—2.1%
Polypore International, Inc. (a)	379,100	4,894,181
Regal-Beloit Corp. (b)	112,850	5,158,374

		10,052,555

Electronic Equipment, Instruments & Components—2.3%
Anixter International, Inc. (a) (b)	164,400	6,594,084
Tech Data Corp. (a)	107,000	4,452,270

		11,046,354

Energy Equipment & Services—2.7%
Key Energy Services, Inc. (a)	296,700	2,581,290
Lufkin Industries, Inc.	51,700	2,749,406
Oil States International, Inc. (a) (b)	223,800	7,862,094

		13,192,790

Food & Staples Retailing—2.3%
BJ’s Wholesale Club, Inc. (a) (b)	193,700	7,015,814
Winn-Dixie Stores, Inc. (a) (b)	320,900	4,210,208

		11,226,022

Food Products—0.7%
Chiquita Brands International, Inc. (a)	178,800	2,889,408
Lance, Inc.	27,200	702,304

		3,591,712

Gas Utilities—0.7%
New Jersey Resources Corp.	95,800	3,478,498

Health Care Equipment & Supplies—1.1%
The Cooper Cos., Inc. (b)	175,100	5,205,723

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—4.2%
Amedisys, Inc. (a)	84,300	$3,678,009
Health Net, Inc. (a) (b)	190,100	2,927,540
Healthsouth Corp. (a) (b)	144,300	2,256,852
LifePoint Hospitals, Inc. (a) (b)	257,900	6,978,774
Psychiatric Solutions, Inc. (a) (b)	163,600	4,377,936

		20,219,111

Health Care Technology—0.8%
Phase Forward, Inc. (a)	289,300	4,061,772

Hotels, Restaurants & Leisure—3.3%
Cracker Barrel Old Country Store, Inc.	104,800	3,605,120
Jack in the Box, Inc. (a)	218,100	4,468,869
Scientific Games Corp. (a)	507,300	8,030,559

		16,104,548

Household Durables—2.3%
Jarden Corp. (a) (b)	254,820	7,152,797
Snap-On, Inc.	114,300	3,973,068

		11,125,865

Insurance—3.7%
Navigators Group, Inc. (a)	136,204	7,491,220
Platinum Underwriters Holdings, Ltd.	67,107	2,405,115
The Hanover Insurance Group, Inc.	190,742	7,883,367

		17,779,702

Internet & Catalog Retail—0.4%
Orbitz Worldwide, Inc. (a)	306,100	1,891,698

Internet Software & Services—1.6%
SkillSoft, Plc. (ADR) (a)	827,229	7,941,398

IT Services—0.6%
CSG Systems International, Inc. (a)	167,700	2,684,877

Leisure Equipment & Products—1.0%
Polaris Industries, Inc.	125,200	5,105,656

Machinery—3.8%
Actuant Corp. (b)	249,838	4,012,398
Kennametal, Inc.	155,706	3,831,925
Mueller Water Products, Inc.	771,100	4,225,628
Terex Corp. (b)	300,700	6,233,511

		18,303,462

Marine—0.4%
Kirby Corp. (a) (b)	59,652	2,196,387

Media—1.3%
Arbitron, Inc.	307,640	6,386,606

Metals & Mining—2.6%
Horsehead Holding Corp. (a)	448,212	5,253,045
Olympic Steel, Inc. (b)	153,050	4,391,004

Security Description	Shares	Value

Metals & Mining—(Continued)
Thompson Creek Metals Co., Inc.	253,300	$3,057,331

		12,701,380

Multi-Utilities—1.1%
Avista Corp.	272,700	5,513,994

Multiline Retail—0.5%
Saks, Inc. (a)	382,500	2,608,650

Oil, Gas & Consumable Fuels—3.1%
Brigham Exploration Co. (a)	192,700	1,749,716
Goodrich Petroleum Corp. (a) (b)	144,000	3,716,640
James River Coal Co. (a)	310,300	5,929,833
St. Mary Land & Exploration Co.	114,600	3,719,916

		15,116,105

Personal Products—0.8%
Chattem, Inc. (a) (b)	56,450	3,748,845

Real Estate Investment Trusts—4.4%
BioMed Realty Trust, Inc.	293,500	4,050,300
Education Realty Trust, Inc.	522,000	3,095,460
MFA Mortgage Investments, Inc.	841,900	6,701,524
Ramco-Gershenson Properties Trust (b)	247,000	2,203,240
Redwood Trust, Inc.	128,200	1,987,100
U-Store-It Trust	502,605	3,141,281

		21,178,905

Road & Rail—1.0%
Genesee & Wyoming, Inc. (a)	163,652	4,961,929

Semiconductors & Semiconductor Equipment—3.1%
ATMI, Inc. (a)	166,000	3,012,900
Fairchild Semiconductor International, Inc. (a)	900,800	9,215,184
Verigy, Ltd. (a) (b)	227,000	2,637,740

		14,865,824

Software—3.2%
Actuate Corp. (a)	322,009	1,861,212
Novell, Inc. (a)	1,154,900	5,208,599
Progress Software Corp. (a)	211,700	4,795,005
TIBCO Software, Inc. (a)	382,500	3,629,925

		15,494,741

Specialty Retail—5.5%
Collective Brands, Inc. (a) (b)	275,000	4,765,750
Genesco, Inc. (a) (b)	179,000	4,308,530
Jos. A. Bank Clothiers, Inc. (a)	67,100	3,004,067
RadioShack Corp. (b)	387,000	6,412,590
The Buckle, Inc. (b)	81,200	2,772,168
The Children’s Place Retail Stores, Inc. (a) (b)	180,100	5,395,796

		26,658,901

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—2.7%
Hanesbrands, Inc. (a) (b)	231,800	$4,960,520
Iconix Brand Group, Inc. (a) (b)	296,800	3,701,096
Maidenform Brands, Inc. (a)	279,007	4,480,852

		13,142,468

Trading Companies & Distributors—1.3%
Beacon Roofing Supply, Inc. (a) (b)	401,700	6,419,166

Wireless Telecommunication Services—0.5%
Syniverse Holdings, Inc. (a)	127,900	2,238,250

Total Common Stock (Identified Cost $425,524,406)		474,610,472

Short Term Investments—16.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—15.1%
State Street Navigator Securities Lending Prime Portfolio (c)	73,234,360	$73,234,360

Repurchase Agreement—1.7%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $8,036,002 on 10/01/09, collateralized by $8,190,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $8,200,238.	$8,036,000	8,036,000

Total Short Term Investments (Identified Cost $81,270,360)		81,270,360

Total Investments—114.8% (Identified Cost $506,794,766) (d)		555,880,832
Liabilities in excess of other assets		(71,590,248)

Net Assets—100%		$484,290,584

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $70,686,286 and the collateral received consisted of cash in the amount of $73,234,360. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $506,794,766 and the composition of unrealized appreciation and depreciation of investment securities was $56,672,500 and $(7,586,434), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$7,117,025	$—	$—	$7,117,025
Short Term Investments
Mutual Funds	73,234,360	—	—	73,234,360
Repurchase Agreement	—	8,036,000	—	8,036,000
Total Short Term Investments	73,234,360	8,036,000	—	81,270,360
Total Investments	$547,844,832	$8,036,000	$—	$555,880,832

MSF-53

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—94.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
United Parcel Service, Inc. (Class B)	315,200	$17,799,344

Automobiles—0.7%
Harley-Davidson, Inc. (a)	1,103,970	25,391,310

Beverages—3.2%
Diageo, Plc. (ADR)	793,900	48,816,911
Heineken Holding NV (EUR)	967,466	39,439,068
The Coca-Cola Co.	502,690	26,994,453

		115,250,432

Capital Markets—5.3%
Ameriprise Financial, Inc.	597,996	21,725,195
Julius Baer Holding AG (CHF)	918,544	45,929,060
Morgan Stanley	134,596	4,156,324
State Street Corp.	100,260	5,273,676
The Bank of New York Mellon Corp.	3,115,964	90,331,796
The Goldman Sachs Group, Inc.	126,330	23,288,936

		190,704,987

Chemicals—0.7%
Monsanto Co.	225,421	17,447,585
Potash Corp. of Saskatchewan, Inc.	78,493	7,091,058

		24,538,643

Commercial Banks—4.0%
Wells Fargo & Co.	5,134,906	144,701,651

Commercial Services & Supplies—1.6%
Iron Mountain, Inc. (a) (b)	2,171,860	57,901,788

Computers & Peripherals—1.7%
Hewlett-Packard Co.	1,326,770	62,636,812

Construction Materials—1.7%
Martin Marietta Materials, Inc. (a)	384,700	35,419,329
Vulcan Materials Co. (a)	493,450	26,680,841

		62,100,170

Consumer Finance—3.5%
American Express Co.	3,713,224	125,878,294

Containers & Packaging—1.7%
Sealed Air Corp.	3,060,941	60,086,272

Diversified Consumer Services—1.0%
H&R Block, Inc.	1,966,140	36,137,653

Diversified Financial Services—3.8%
Bank of America Corp.	287,291	4,860,964
JPMorgan Chase & Co.	2,605,587	114,176,822
Moody’s Corp. (a)	994,750	20,352,585

		139,390,371

Security Description	Shares	Value

Electrical Equipment—0.6%
ABB, Ltd. (ADR)	1,153,970	$23,125,559

Electronic Equipment, Instruments & Components—1.5%
Agilent Technologies, Inc. (b)	1,484,270	41,307,234
Tyco Electronics, Ltd.	640,462	14,269,493

		55,576,727

Energy Equipment & Services—0.8%
Transocean, Ltd. (b)	344,964	29,504,771

Food & Staples Retailing—5.5%
Costco Wholesale Corp.	2,308,400	130,332,264
CVS Caremark Corp.	1,884,691	67,358,856

		197,691,120

Food Products—0.3%
The Hershey Co. (a)	265,352	10,311,579

Health Care Equipment & Supplies—1.1%
Becton, Dickinson & Co.	458,409	31,974,028
CareFusion Corp. (b)	286,150	6,238,070

		38,212,098

Health Care Providers & Services—3.5%
Cardinal Health, Inc.	572,300	15,337,640
Express Scripts, Inc. (b)	693,900	53,832,762
Laboratory Corp. of America Holdings (b)	192,253	12,631,022
UnitedHealth Group, Inc.	1,775,930	44,469,287

		126,270,711

Household Durables—0.4%
Garmin, Ltd. (a)	205,500	7,755,570
Hunter Douglas NV (EUR) (a)	133,851	5,396,769

		13,152,339

Household Products—1.6%
Procter & Gamble Co.	1,024,610	59,345,411

Independent Power Producers & Energy Traders—0.4%
The AES Corp. (b)	899,746	13,334,236

Industrial Conglomerates—0.7%
Tyco International, Ltd.	738,062	25,448,378

Insurance—10.6%
American International Group, Inc. (a) (b)	90,968	4,012,598
Berkshire Hathaway, Inc. (Class A) (b)	1,400	141,400,000
Berkshire Hathaway, Inc. (Class B) (b)	3,146	10,454,158
Everest Re Group, Ltd.	69,600	6,103,920
Fairfax Financial Holdings, Ltd.	39,840	14,769,883
Loews Corp.	2,530,844	86,681,407
Markel Corp. (a) (b)	9,700	3,199,254
NIPPONKOA Insurance Co., Ltd. (JPY) (a)	261,000	1,627,198
Principal Financial Group, Inc.	288,300	7,896,537

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Sun Life Financial, Inc.	153,200	$4,785,968
The Progressive Corp. (b)	4,453,851	73,844,850
Transatlantic Holdings, Inc.	619,446	31,077,606

		385,853,379

Internet & Catalog Retail—0.7%
Amazon.com, Inc. (b)	171,960	16,054,186
Liberty Media Interactive (Series A) (b)	695,150	7,625,795

		23,679,981

Internet Software & Services—1.6%
Google, Inc. (Class A) (b)	116,538	57,785,367

IT Services—0.2%
Visa, Inc.	126,340	8,731,357

Machinery—0.2%
PACCAR, Inc. (a)	147,850	5,575,423

Marine—0.7%
China Shipping Development Co., Ltd. (HKD)	7,692,000	9,565,164
Kuehne & Nagel International AG (CHF)	183,099	15,919,273

		25,484,437

Media—3.7%
Comcast Corp. (Class A)	1,745,992	28,075,551
Grupo Televisa S.A. (ADR)	749,470	13,932,647
Lagardere S.C.A. (EUR) (a)	150,996	7,043,227
Liberty Media Entertainment (Series A) (b)	555,570	17,283,783
News Corp. (Class A)	3,559,600	42,679,604
The Walt Disney Co.	951,440	26,126,543

		135,141,355

Metals & Mining—0.8%
BHP Billiton, Plc. (GBP)	528,822	14,551,705
Rio Tinto, Plc. (GBP)	340,532	14,631,368

		29,183,073

Oil, Gas & Consumable Fuels—13.2%
Canadian Natural Resources, Ltd.	1,295,000	87,011,050
China Coal Energy Co. (H Shares) (HKD)	16,477,900	21,512,812
ConocoPhillips	448,718	20,264,105
Devon Energy Corp.	1,625,976	109,476,964
EOG Resources, Inc.	1,286,200	107,410,562
Occidental Petroleum Corp.	1,532,000	120,108,800
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	19,300	14,736,867

		480,521,160

Paper & Forest Products—0.9%
Sino-Forest Corp. (CAD) (b)	2,112,670	33,321,130

Personal Products—0.1%
Natura Cosmeticos S.A. (BRL)	228,300	4,110,442

Security Description	Shares	Value

Pharmaceuticals—5.3%
Johnson & Johnson	1,048,140	$63,821,245
Merck & Co., Inc.	1,079,581	34,147,147
Pfizer, Inc.	1,757,100	29,080,005
Schering-Plough Corp.	2,274,330	64,249,822

		191,298,219

Professional Services—0.7%
Dun & Bradstreet Corp.	333,800	25,141,816

Real Estate Management & Development—0.8%
Brookfield Asset Management, Inc.	486,121	11,039,808
Hang Lung Group, Ltd. (HKD)	3,888,000	19,296,729

		30,336,537

Semiconductors & Semiconductor Equipment—2.1%
Texas Instruments, Inc.	3,213,003	76,116,041

Software—2.7%
Activision Blizzard, Inc. (b)	1,835,400	22,740,606
Microsoft Corp.	2,973,720	76,989,611

		99,730,217

Specialty Retail—2.4%
Bed Bath & Beyond, Inc. (b)	1,402,200	52,638,588
Carmax, Inc. (a) (b)	1,411,919	29,509,107
Staples, Inc.	242,990	5,642,228

		87,789,923

Tobacco—0.9%
Philip Morris International, Inc.	690,793	33,669,251

Transportation Infrastructure—1.0%
China Merchants Holdings International Co., Ltd. (HKD) (a)	8,603,725	28,314,888
Cosco Pacific, Ltd. (HKD)	5,591,500	7,970,508
LLX Logistica S.A. (BRL) (b)	173,100	632,097

		36,917,493

Total Common Stock (Identified Cost $3,122,743,267)		3,424,877,257

Fixed Income—0.9%
Security Description	Par Amount	Value

Automobiles—0.6%
Harley-Davidson, Inc. 15.000%, 02/01/14	$19,000,000	23,141,962

Containers & Packaging—0.3%
Sealed Air Corp. (144A) 12.000%, 02/14/14	10,000,000	10,846,950

Total Fixed Income (Identified Cost $29,000,000)		33,988,912

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—Convertible—0.2%

Security Description	Par Amount	Value

Paper & Forest Products—0.2%
Sino-Forest Corp. (144A) 5.000%, 08/01/13	$5,844,000	$6,289,605

Total Fixed Income—Convertible (Identified Cost $5,844,000)		6,289,605

Short Term Investments—8.3%

Commercial Paper—4.8%
Rabobank USA Financial Co. 0.130%, 10/01/09	46,000,000	46,000,000
San Paolo U.S. Financial 0.150%, 10/05/09	46,000,000	45,999,233
0.150%, 10/08/09	37,029,000	37,027,920
Toyota Motor Credit Corp. 0.130%, 10/02/09	46,411,000	46,410,833

		175,437,986

Mutual Funds—3.5%
State Street Navigator Securities Lending Prime Portfolio (c)	125,808,093	125,808,093

Total Short Term Investments (Identified Cost $301,246,079)		301,246,079

Total Investments—103.8% (Identified Cost $3,458,833,346) (d)		3,766,401,853
Liabilities in excess of other assets		(138,885,359)

Net Assets—100%		$3,627,516,494

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $122,124,733 and the collateral received consisted of cash in the amount of $125,808,093. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $3,434,200,204 and the composition of unrealized appreciation and depreciation of investment securities was $663,436,776 and $(331,235,127), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, the market value of 144A securities was $17,136,555, which is 0.5% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$17,799,344	$—	$—	$17,799,344
Automobiles	25,391,310	—	—	25,391,310
Beverages	75,811,364	39,439,068	—	115,250,432
Capital Markets	144,775,927	45,929,060	—	190,704,987
Chemicals	24,538,643	—	—	24,538,643
Commercial Banks	144,701,651	—	—	144,701,651
Commercial Services & Supplies	57,901,788	—	—	57,901,788
Computers & Peripherals	62,636,812	—	—	62,636,812
Construction Materials	62,100,170	—	—	62,100,170
Consumer Finance	125,878,294	—	—	125,878,294
Containers & Packaging	60,086,272	—	—	60,086,272
Diversified Consumer Services	36,137,653	—	—	36,137,653
Diversified Financial Services	139,390,371	—	—	139,390,371
Electrical Equipment	23,125,559	—	—	23,125,559
Electronic Equipment, Instruments & Components	55,576,727	—	—	55,576,727
Energy Equipment & Services	29,504,771	—	—	29,504,771
Food & Staples Retailing	197,691,120	—	—	197,691,120
Food Products	10,311,579	—	—	10,311,579
Health Care Equipment & Supplies	38,212,098	—	—	38,212,098
Health Care Providers & Services	126,270,711	—	—	126,270,711
Household Durables	7,755,570	5,396,769	—	13,152,339
Household Products	59,345,411	—	—	59,345,411
Independent Power Producers & Energy Traders	13,334,236	—	—	13,334,236
Industrial Conglomerates	25,448,378	—	—	25,448,378
Insurance	384,226,181	1,627,198	—	385,853,379
Internet & Catalog Retail	23,679,981	—	—	23,679,981
Internet Software & Services	57,785,367	—	—	57,785,367
IT Services	8,731,357	—	—	8,731,357
Machinery	5,575,423	—	—	5,575,423
Marine	—	25,484,437	—	25,484,437
Media	128,098,128	7,043,227	—	135,141,355
Metals & Mining	—	29,183,073	—	29,183,073
Oil, Gas & Consumable Fuels	444,271,481	36,249,679	—	480,521,160
Paper & Forest Products	—	33,321,130	—	33,321,130
Personal Products	—	4,110,442	—	4,110,442
Pharmaceuticals	191,298,219	—	—	191,298,219
Professional Services	25,141,816	—	—	25,141,816
Real Estate Management & Development	11,039,808	19,296,729	—	30,336,537
Semiconductors & Semiconductor Equipment	76,116,041	—	—	76,116,041
Software	99,730,217	—	—	99,730,217
Specialty Retail	87,789,923	—	—	87,789,923
Tobacco	33,669,251	—	—	33,669,251
Transportation Infrastructure	—	36,917,493	—	36,917,493
Total Common Stock	3,140,878,952	283,998,305	—	3,424,877,257
Total Fixed Income	—	33,988,912	—	33,988,912
Total Fixed Income—Convertible	—	6,289,605	—	6,289,605

MSF-57

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Description	Level 1	Level 2	Level 3	Total
Short Term Investments
Commercial Paper	$—	$175,437,986	$—	$175,437,986
Mutual Funds	125,808,093	—	—	125,808,093
Total Short Term Investments	125,808,093	175,437,986	—	301,246,079
Total Investments	$3,266,687,045	$499,714,808	$—	$3,766,401,853

MSF-58

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
BE Aerospace, Inc. (a)	166,210	$3,347,470
Goodrich Corp.	23,050	1,252,537
Precision Castparts Corp.	169,530	17,270,021

		21,870,028

Air Freight & Logistics—1.7%
Atlas Air Worldwide Holdings, Inc. (a)	296,066	9,465,230

Beverages—1.1%
Central European Distribution Corp. (a)	110,046	3,605,107
Molson Coors Brewing Co.	54,710	2,663,283

		6,268,390

Biotechnology—4.7%
CSL, Ltd. (AUD)	100,723	2,964,785
Grifols S.A. (EUR)	321,818	6,131,233
GTx, Inc. (a) (b)	211,780	2,710,784
Human Genome Sciences, Inc. (a)	15,970	300,555
Incyte Corp., Ltd. (a)	191,880	1,295,190
Myriad Pharmaceuticals, Inc. (a) (b)	3,196	18,729
Theravance, Inc. (a) (b)	861,211	12,608,129

		26,029,405

Capital Markets—1.0%
MF Global, Ltd. (a)	768,900	5,589,903

Chemicals—0.8%
Huntsman Corp.	287,190	2,616,301
The Scotts Miracle-Gro Co. (b)	38,840	1,668,178

		4,284,479

Commercial Services & Supplies—0.4%
GeoEye, Inc. (a) (b)	75,440	2,021,792

Communications Equipment—2.7%
Brocade Communications Systems, Inc. (a) (b)	177,000	1,391,220
CommScope, Inc. (a) (b)	289,090	8,652,464
Motorola, Inc. (a)	371,380	3,190,154
Tellabs, Inc. (a)	250,850	1,735,882

		14,969,720

Computers & Peripherals—3.1%
NCR Corp. (a)	171,910	2,375,796
SanDisk Corp. (a)	317,993	6,900,448
Teradata Corp. (a)	40,480	1,114,010
Toshiba Corp. (JPY) (b)	1,264,000	6,593,562

		16,983,816

Containers & Packaging—2.1%
Ball Corp.	24,360	1,198,512
Owens-Illinois, Inc. (a)	280,509	10,350,782

		11,549,294

Security Description	Shares	Value

Diversified Consumer Services—12.7%
Apollo Group, Inc. (Class A) (a)	262,380	$19,329,535
Corinthian Colleges, Inc. (a) (b)	294,926	5,473,826
DeVry, Inc.	397,478	21,988,483
ITT Educational Services, Inc. (a) (b)	213,590	23,582,472

		70,374,316

Diversified Financial Services—4.7%
CME Group, Inc.	27,920	8,604,665
Interactive Brokers Group, Inc. (a)	869,782	17,282,568

		25,887,233

Diversified Telecommunication Services—0.1%
Iridium Communications, Inc. (a)	51,730	582,997

Energy Equipment & Services—1.2%
Weatherford International, Ltd. (a)	315,640	6,543,217

Food & Staples Retailing—0.7%
Casey’s General Stores, Inc.	127,830	4,011,305

Food Products—5.0%
Bunge, Ltd.	40,800	2,554,488
Kellogg Co.	177,380	8,732,417
The J. M. Smucker Co.	304,010	16,115,570

		27,402,475

Health Care Equipment & Supplies—3.3%
Inverness Medical Innovations, Inc. (a) (b)	476,250	18,445,163

Health Care Providers & Services—9.9%
Aetna, Inc.	113,830	3,167,889
Community Health Systems, Inc. (a) (b)	122,860	3,922,920
Express Scripts, Inc. (a)	369,104	28,635,088
Healthsouth Corp. (a)	170,640	2,668,809
Medco Health Solutions, Inc. (a)	301,070	16,652,182

		55,046,888

Insurance—8.6%
Allied World Assurance Co. Holdings, Ltd.	73,800	3,537,234
Aspen Insurance Holdings, Ltd.	204,900	5,423,703
Axis Capital Holdings, Ltd.	118,000	3,561,240
Everest Re Group, Ltd.	47,200	4,139,440
PartnerRe, Ltd.	152,700	11,748,738
Platinum Underwriters Holdings, Ltd.	166,400	5,963,776
Validus Holdings, Ltd.	506,900	13,078,020

		47,452,151

Internet & Catalog Retail—1.2%
Expedia, Inc. (a)	288,114	6,900,330

Internet Software & Services—3.4%
Equinix, Inc. (a) (b)	43,050	3,960,600
Move, Inc. (a) (b)	637,867	1,722,241

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Switch & Data Facilities Co., Inc. (a) (b)	20,057	$272,976
Telecity Group, Plc. (GBP) (a)	2,536,837	13,016,227

		18,972,044

IT Services—1.6%
Cognizant Technology Solutions Corp. (Class A) (a)	74,300	2,872,438
Hewitt Associates, Inc. (a)	39,020	1,421,499
VeriFone Holdings, Inc. (a)	287,725	4,571,950

		8,865,887

Life Sciences Tools & Services—0.6%
Illumina, Inc. (a) (b)	82,860	3,521,550

Machinery—0.6%
Kennametal, Inc.	84,370	2,076,345
Titan International, Inc. (b)	114,993	1,023,438

		3,099,783

Media—0.9%
DISH Network Corp. (a)	249,800	4,811,148

Metals & Mining—2.1%
Carpenter Technology Corp.	55,390	1,295,572
Cliffs Natural Resources, Inc.	33,060	1,069,822
Coeur d’Alene Mines Corp.	93,180	1,910,190
Goldcorp, Inc. (CAD)	40,200	1,611,524
Osisko Mining Corp. (CAD) (a) (b)	140,000	1,039,407
Silver Wheaton Corp. (a)	165,500	2,083,645
Silver Wheaton Corp. (CAD) (a)	222,950	2,825,995

		11,836,155

Oil, Gas & Consumable Fuels—2.5%
Alpha Natural Resources, Inc. (a)	22,900	803,790
Brigham Exploration Co. (a)	392,260	3,561,721
EXCO Resources, Inc. (a)	359,270	6,714,756
Forest Oil Corp. (a)	144,080	2,819,646

		13,899,913

Paper & Forest Products—0.7%
Schweitzer-Mauduit International, Inc.	73,820	4,012,855

Pharmaceuticals—1.0%
King Pharmaceuticals, Inc. (a)	518,850	5,588,015

Road & Rail—1.9%
Kansas City Southern (a) (b)	404,800	10,723,152

Semiconductors & Semiconductor Equipment—1.6%
Infineon Technologies AG (EUR) (a)	1,580,964	8,919,699

Software—3.1%
Ariba, Inc. (a)	117,580	1,363,928
BMC Software, Inc. (a)	374,930	14,071,123
Check Point Software Technologies (a)	56,600	1,604,610

		17,039,661

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—0.2%
Coach, Inc.	35,930	$1,182,816

Trading Companies & Distributors—0.3%
WESCO International, Inc. (a) (b)	54,651	1,573,949

Transportation Infrastructure—0.6%
Aegean Marine Petroleum Network, Inc. (b)	136,600	3,073,500

Wireless Telecommunication Services—9.9%
American Tower Corp. (Class A) (a)	171,629	6,247,295
NII Holdings, Inc. (a)	1,157,702	34,707,906
SBA Communications Corp. (a) (b)	516,222	13,953,481

		54,908,682

Total Common Stock (Identified Cost $458,833,692)		553,706,941

Short Term Investments—13.2%

Mutual Funds—13.2%
State Street Navigator Securities Lending Prime Portfolio (c)	72,932,291	72,932,291

Total Short Term Investments (Identified Cost $72,932,291)		72,932,291

Total Investments—113.2% (Identified Cost $531,765,983) (d)		626,639,232
Liabilities in excess of other assets		(73,099,085)

Net Assets—100%		$553,540,147

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $70,660,239 and the collateral received consisted of cash in the amount of $72,932,291. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $531,765,983 and the composition of unrealized appreciation and depreciation of investment securities was $97,242,770 and $(2,369,521), respectively.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes aframework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$21,870,028	$—	$—	$21,870,028
Air Freight & Logistics	9,465,230	—	—	9,465,230
Beverages	6,268,390	—	—	6,268,390
Biotechnology	16,933,387	9,096,018	—	26,029,405
Capital Markets	5,589,903	—	—	5,589,903
Chemicals	4,284,479	—	—	4,284,479
Commercial Services & Supplies	2,021,792	—	—	2,021,792
Communications Equipment	14,969,720	—	—	14,969,720
Computers & Peripherals	10,390,254	6,593,562	—	16,983,816
Containers & Packaging	11,549,294	—	—	11,549,294
Diversified Consumer Services	70,374,316	—	—	70,374,316
Diversified Financial Services	25,887,233	—	—	25,887,233
Diversified Telecommunication Services	582,997	—	—	582,997
Energy Equipment & Services	6,543,217	—	—	6,543,217
Food & Staples Retailing	4,011,305	—	—	4,011,305
Food Products	27,402,475	—	—	27,402,475
Health Care Equipment & Supplies	18,445,163	—	—	18,445,163
Health Care Providers & Services	55,046,888	—	—	55,046,888
Insurance	47,452,151	—	—	47,452,151
Internet & Catalog Retail	6,900,330	—	—	6,900,330
Internet Software & Services	5,955,817	13,016,227	—	18,972,044
IT Services	8,865,887	—	—	8,865,887
Life Sciences Tools & Services	3,521,550	—	—	3,521,550
Machinery	3,099,783	—	—	3,099,783
Media	4,811,148	—	—	4,811,148
Metals & Mining	6,359,229	5,476,926	—	11,836,155
Oil, Gas & Consumable Fuels	13,899,913	—	—	13,899,913
Paper & Forest Products	4,012,855	—	—	4,012,855
Pharmaceuticals	5,588,015	—	—	5,588,015
Road & Rail	10,723,152	—	—	10,723,152
Semiconductors & Semiconductor Equipment	—	8,919,699	—	8,919,699
Software	17,039,661	—	—	17,039,661
Textiles, Apparel & Luxury Goods	1,182,816	—	—	1,182,816
Trading Companies & Distributors	1,573,949	—	—	1,573,949
Transportation Infrastructure	3,073,500	—	—	3,073,500
Wireless Telecommunication Services	54,908,682	—	—	54,908,682
Total Common Stock	510,604,509	43,102,432	—	553,706,941
Short Term Investments
Mutual Funds	72,932,291	—	—	72,932,291
Total Investments	$583,536,800	$43,102,432	$—	$626,639,232

MSF-61

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—100.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Lockheed Martin Corp.	41,580	$3,246,566
Precision Castparts Corp.	50,110	5,104,706
United Technologies Corp.	76,570	4,665,410

		13,016,682

Auto Components—0.4%
WABCO Holdings, Inc.	85,460	1,794,660

Beverages—0.6%
Molson Coors Brewing Co.	63,620	3,097,022

Building Products—0.5%
USG Corp. (a) (b)	138,460	2,378,743

Capital Markets—1.7%
Morgan Stanley	266,920	8,242,490

Chemicals—1.3%
FMC Corp.	67,090	3,773,813
Terra Industries, Inc.	71,460	2,477,518

		6,251,331

Commercial Banks—5.2%
KeyCorp.	407,740	2,650,310
SunTrust Banks, Inc.	317,940	7,169,547
Wells Fargo & Co.	543,320	15,310,758

		25,130,615

Commercial Services & Supplies—1.1%
R.R. Donnelley & Sons Co.	246,520	5,241,015

Communications Equipment—0.2%
Tellabs, Inc. (b)	165,160	1,142,907

Computers & Peripherals—4.3%
Dell, Inc. (b)	368,840	5,628,498
Hewlett-Packard Co.	149,360	7,051,286
NCR Corp. (b)	261,820	3,618,352
SanDisk Corp. (b)	108,210	2,348,157
Western Digital Corp. (b)	62,500	2,283,125

		20,929,418

Consumer Finance—0.8%
Capital One Financial Corp.	109,150	3,899,930

Containers & Packaging—0.8%
Owens-Illinois, Inc. (b)	101,320	3,738,708

Diversified Consumer Services—1.0%
Apollo Group, Inc. (Class A) (b)	65,760	4,844,539

Diversified Financial Services—9.7%
Bank of America Corp.	1,166,720	19,740,902
CME Group, Inc.	10,820	3,334,616
Interactive Brokers Group, Inc. (b)	202,490	4,023,476

Security Description	Shares	Value

Diversified Financial Services—(Continued)
JPMorgan Chase & Co.	457,608	$20,052,383

		47,151,377

Diversified Telecommunication Services—6.1%
AT&T, Inc.	586,590	15,843,796
CenturyTel, Inc.	164,472	5,526,259
Qwest Communications International, Inc. (a)	2,174,980	8,286,674

		29,656,729

Electric Utilities—1.9%
Edison International	127,470	4,280,443
Exelon Corp.	95,330	4,730,274

		9,010,717

Electronic Equipment, Instruments & Components—0.4%
Arrow Electronics, Inc. (b)	66,800	1,880,420

Energy Equipment & Services—3.2%
ENSCO International, Inc.	98,150	4,175,301
Noble Corp.	104,130	3,952,775
Patterson-UTI Energy, Inc. (a)	196,040	2,960,204
Transocean, Ltd. (b)	53,980	4,616,909

		15,705,189

Food & Staples Retailing—2.0%
CVS Caremark Corp.	193,200	6,904,968
SUPERVALU, Inc. (a)	176,110	2,652,217

		9,557,185

Food Products—2.1%
Archer-Daniels-Midland Co.	107,290	3,135,014
Kraft Foods, Inc. (Class A)	264,650	6,952,355

		10,087,369

Gas Utilities—1.6%
Energen Corp.	100,720	4,341,032
Questar Corp.	86,590	3,252,320

		7,593,352

Health Care Providers & Services—2.7%
Humana, Inc. (b)	117,420	4,379,766
McKesson Corp.	47,150	2,807,782
WellPoint, Inc. (b)	129,200	6,118,912

		13,306,460

Health Care Technology—0.8%
IMS Health, Inc.	256,850	3,942,648

Hotels, Restaurants & Leisure—0.9%
Wyndham Worldwide Corp.	274,430	4,478,698

Independent Power Producers & Energy Traders—1.8%
Mirant Corp. (a) (b)	197,390	3,243,118

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—(Continued)
NRG Energy, Inc. (b)	193,500	$5,454,765

		8,697,883

Industrial Conglomerates—2.1%
General Electric Co.	620,080	10,181,714

Insurance—7.5%
ACE, Ltd.	89,634	4,791,834
Allied World Assurance Co. Holdings, Ltd.	65,600	3,144,208
Aspen Insurance Holdings, Ltd.	118,500	3,136,695
Assurant, Inc.	67,150	2,152,829
Genworth Financial, Inc. (Class A) (b)	486,360	5,812,002
Lincoln National Corp.	114,000	2,953,740
MBIA, Inc. (a) (b)	672,070	5,215,263
PartnerRe, Ltd.	70,600	5,431,964
Unum Group	171,740	3,682,105

		36,320,640

IT Services—0.5%
Amdocs, Ltd. (b)	88,200	2,370,816

Leisure Equipment & Products—0.7%
Hasbro, Inc.	120,580	3,346,095

Machinery—1.5%
AGCO Corp. (b)	158,630	4,382,947
Navistar International Corp. (b)	77,950	2,916,889

		7,299,836

Media—4.2%
CBS Corp. (Class B)	296,680	3,574,994
Comcast Corp. (Class A)	646,710	10,922,932
DISH Network Corp. (b)	298,960	5,757,969

		20,255,895

Metals & Mining—1.3%
Nucor Corp.	53,530	2,516,446
United States Steel Corp.	86,760	3,849,541

		6,365,987

Multiline Retail—0.7%
Macy’s, Inc.	198,810	3,636,235

Oil, Gas & Consumable Fuels—15.5%
Anadarko Petroleum Corp.	74,300	4,660,839
Chevron Corp.	259,400	18,269,542
Exxon Mobil Corp.	234,730	16,104,825
Forest Oil Corp. (b)	171,250	3,351,363
Marathon Oil Corp.	240,850	7,683,115
Occidental Petroleum Corp.	150,750	11,818,800
Overseas Shipholding Group, Inc. (a)	71,890	2,686,529
Tesoro Corp. (a)	223,690	3,350,876
Valero Energy Corp.	366,910	7,114,385

		75,040,274

Security Description	Shares	Value

Pharmaceuticals—4.5%
King Pharmaceuticals, Inc. (b)	337,320	$3,632,936
Pfizer, Inc.	1,098,560	18,181,168

		21,814,104

Real Estate Investment Trusts—0.8%
Duke Realty Corp. (a)	156,510	1,879,685
ProLogis (a)	160,300	1,910,776

		3,790,461

Road & Rail—1.1%
Norfolk Southern Corp.	128,620	5,544,808

Specialty Retail—1.6%
Lowe’s Cos., Inc.	367,270	7,690,634

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc.	76,560	2,520,355
Polo Ralph Lauren Corp. (a)	33,650	2,578,263

		5,098,618

Tobacco—0.5%
Lorillard, Inc.	35,910	2,668,113

Trading Companies & Distributors—0.8%
WESCO International, Inc. (a) (b)	136,400	3,928,320

Wireless Telecommunication Services—1.9%
NII Holdings, Inc. (b)	312,430	9,366,651

Total Common Stock (Identified Cost $422,208,545)		485,495,288

Short Term Investments—6.6%

Mutual Funds—6.6%
State Street Navigator Securities Lending Prime Portfolio (c)	31,821,710	31,821,710

Total Short Term Investments (Identified Cost $31,821,710)		31,821,710

Total Investments—106.7% (Identified Cost $454,030,255) (d)		517,316,998
Liabilities in excess of other assets		(32,491,017)

Net Assets—100%		$484,825,981

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $34,864,545 and the collateral received consisted of cash in the amount of $31,821,710 and non-cash collateral with a value of $4,298,596. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $454,030,255 and the composition of unrealized appreciation and depreciation of investment securities was $79,478,346 and $ (16,191,603), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$485,495,288	$—	$—	$485,495,288
Total Short Term Investments	31,821,710	—	—	31,821,710
Total Investments	$517,316,998	$—	$—	$517,316,998

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Precision Castparts Corp.	50,600	$5,154,622
United Technologies Corp.	136,700	8,329,131

		13,483,753

Auto Components—0.7%
Johnson Controls, Inc. (a)	483,900	12,368,484

Beverages—1.9%
PepsiCo, Inc.	576,000	33,788,160

Biotechnology—6.5%
Amgen, Inc. (b)	143,100	8,618,913
Celgene Corp. (a) (b)	644,700	36,038,730
Gilead Sciences, Inc. (b)	1,297,400	60,432,892
Vertex Pharmaceuticals, Inc. (a) (b)	317,200	12,021,880

		117,112,415

Capital Markets—5.2%
The Charles Schwab Corp.	1,767,900	33,855,285
The Goldman Sachs Group, Inc.	325,500	60,005,925

		93,861,210

Chemicals—1.9%
Monsanto Co.	346,000	26,780,400
Praxair, Inc.	96,200	7,858,578

		34,638,978

Communications Equipment—7.3%
Cisco Systems, Inc. (b)	2,406,300	56,644,302
QUALCOMM, Inc.	1,647,700	74,113,546

		130,757,848

Computers & Peripherals—9.3%
Apple, Inc. (b)	419,635	77,787,740
Hewlett-Packard Co.	868,500	41,001,885
International Business Machines Corp.	267,000	31,935,870
NetApp, Inc. (b)	645,000	17,208,600

		167,934,095

Diversified Financial Services—0.7%
JPMorgan Chase & Co.	287,000	12,576,340

Electronic Equipment, Instruments & Components—1.1%
Agilent Technologies, Inc. (a) (b)	718,434	19,994,018

Energy Equipment & Services—2.1%
Schlumberger, Ltd.	357,600	21,312,960
Weatherford International, Ltd. (b)	817,600	16,948,848

		38,261,808

Food & Staples Retailing—3.5%
Costco Wholesale Corp.	639,100	36,083,586
CVS Caremark Corp.	745,100	26,629,874

		62,713,460

Security Description	Shares	Value

Food Products—1.8%
Cadbury, Plc. (ADR)	420,800	$21,549,168
Unilever, Plc. (ADR)	363,500	10,425,180

		31,974,348

Health Care Equipment & Supplies—4.8%
Alcon, Inc.	304,000	42,155,680
Baxter International, Inc.	771,200	43,966,112

		86,121,792

Health Care Providers & Services—2.3%
Medco Health Solutions, Inc. (b)	748,300	41,388,473

Hotels, Restaurants & Leisure—1.2%
Marriott International, Inc.	346,800	9,568,212
Starbucks Corp. (b)	619,600	12,794,740

		22,362,952

Household Products—2.0%
Colgate-Palmolive Co.	471,700	35,981,276

Internet & Catalog Retail—3.6%
Amazon.com, Inc. (b)	692,200	64,623,792

Internet Software & Services—6.5%
Baidu, Inc. (ADR) (b)	45,600	17,831,880
Google, Inc. (Class A) (b)	180,900	89,699,265
Tencent Holdings, Ltd. (HKD)	633,900	10,258,270

		117,789,415

IT Services—4.4%
MasterCard, Inc. (a)	163,100	32,970,665
Visa, Inc.	660,800	45,667,888

		78,638,553

Life Sciences Tools & Services—0.2%
Illumina, Inc. (a) (b)	63,500	2,698,750

Media—2.0%
The Walt Disney Co.	1,328,400	36,477,864

Multiline Retail—3.1%
Kohl’s Corp. (b)	471,400	26,893,370
Target Corp.	627,300	29,282,364

		56,175,734

Oil, Gas & Consumable Fuels—5.3%
Occidental Petroleum Corp.	453,200	35,530,880
Petroleo Brasileiro S.A. (ADR)	677,300	31,088,070
Southwestern Energy Co. (b)	688,400	29,380,912

		95,999,862

Pharmaceuticals—7.8%
Abbott Laboratories	563,900	27,896,133
Mylan, Inc. (a) (b)	753,100	12,057,131

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Roche Holding AG (ADR)	939,500	$38,143,700
Shire, Plc. (ADR)	310,130	16,216,698
Teva Pharmaceutical Industries, Ltd. (ADR)	922,800	46,656,768

		140,970,430

Semiconductors & Semiconductor Equipment—1.0%
Analog Devices, Inc.	632,300	17,438,834

Software—8.6%
Adobe Systems, Inc. (b)	1,181,200	39,026,848
Microsoft Corp.	1,859,600	48,145,044
Oracle Corp.	1,075,200	22,407,168
Salesforce.com, Inc. (a) (b)	314,600	17,910,178
SAP AG (ADR)	519,100	25,368,417
Shanda Games, Ltd. (ADR) (a) (b)	158,200	1,850,940

		154,708,595

Specialty Retail—0.2%
Tiffany & Co.	99,200	3,822,176

Textiles, Apparel & Luxury Goods—2.2%
Coach, Inc.	295,770	9,736,748
Nike, Inc. (a)	469,070	30,348,829

		40,085,577

Total Common Stock (Identified Cost $1,562,188,563)		1,764,748,992

Short Term Investments—4.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.4%
State Street Navigator Securities Lending Prime Portfolio (c)	43,482,084	$43,482,084

Repurchase Agreement—2.4%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $43,223,012 on 10/01/09, collateralized by $42,450,000 Federal Home Loan Bank due 09/17/10 with a value of $44,088,570.	$43,223,000	43,223,000

Total Short Term Investments (Identified Cost $86,705,084)		86,705,084

Total Investments—102.7% (Identified Cost $1,648,893,647) (d)		1,851,454,076
Liabilities in excess of other assets		(48,044,066)

Net Assets—100%		$1,803,410,010

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $42,938,168 and the collateral received consisted of cash in the amount of $43,482,084. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009, was $1,648,893,647 and the composition of unrealized appreciation and depreciation of investment securities was $216,939,978 and $(14,379,549), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).

FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$13,483,753	$—	$—	$13,483,753
Auto Components	12,368,484	—	—	12,368,484
Beverages	33,788,160	—	—	33,788,160
Biotechnology	117,112,415	—	—	117,112,415
Capital Markets	93,861,210	—	—	93,861,210
Chemicals	34,638,978	—	—	34,638,978
Communications Equipment	130,757,848	—	—	130,757,848
Computers & Peripherals	167,934,095	—	—	167,934,095
Diversified Financial Services	12,576,340	—	—	12,576,340
Electronic Equipment, Instruments & Components	19,994,018	—	—	19,994,018
Energy Equipment & Services	38,261,808	—	—	38,261,808
Food & Staples Retailing	62,713,460	—	—	62,713,460
Food Products	31,974,348	—	—	31,974,348
Health Care Equipment & Supplies	86,121,792	—	—	86,121,792
Health Care Providers & Services	41,388,473	—	—	41,388,473
Hotels, Restaurants & Leisure	22,362,952	—	—	22,362,952
Household Products	35,981,276	—	—	35,981,276
Internet & Catalog Retail	64,623,792	—	—	64,623,792
Internet Software & Services	107,531,145	10,258,270	—	117,789,415
IT Services	78,638,553	—	—	78,638,553
Life Sciences Tools & Services	2,698,750	—	—	2,698,750
Media	36,477,864	—	—	36,477,864
Multiline Retail	56,175,734	—	—	56,175,734
Oil, Gas & Consumable Fuels	95,999,862	—	—	95,999,862
Pharmaceuticals	140,970,430	—	—	140,970,430
Semiconductors & Semiconductor Equipment	17,438,834	—	—	17,438,834
Software	154,708,595	—	—	154,708,595
Specialty Retail	3,822,176	—	—	3,822,176
Textiles, Apparel & Luxury Goods	40,085,577	—	—	40,085,577
Total Common Stock	1,754,490,722	10,258,270	—	1,764,748,992
Short Term Investments
Mutual Funds	43,482,084	—	—	43,482,084
Repurchase Agreement	—	43,223,000	—	43,223,000
Total Short Term Investments	43,482,084	43,223,000	—	86,705,084
Total Investments	$1,797,972,806	$53,481,270	$—	$1,851,454,076

MSF-67

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Applied Signal Technology, Inc.	58,074	$1,351,382
Ducommun, Inc.	47,274	893,952
Hexcel Corp. (a)	124,278	1,421,740
Teledyne Technologies, Inc. (a)	44,385	1,597,416

		5,264,490

Air Freight & Logistics—0.5%
Atlas Air Worldwide Holdings, Inc. (a)	52,001	1,662,472

Auto Components—0.3%
The Goodyear Tire & Rubber Co. (a)	68,315	1,163,404

Biotechnology—1.6%
Alexion Pharmaceuticals, Inc. (a)	28,986	1,291,036
Incyte Corp., Ltd. (a) (b)	156,388	1,055,619
Isis Pharmaceuticals, Inc. (a) (b)	56,527	823,598
Onyx Pharmaceuticals, Inc. (a)	30,513	914,475
Regeneron Pharmaceuticals, Inc. (a)	44,929	867,130
Theravance, Inc. (a) (b)	57,382	840,073

		5,791,931

Building Products—0.7%
Armstrong World Industries, Inc. (a)	48,918	1,685,714
Trex Co., Inc. (a) (b)	50,503	919,155

		2,604,869

Capital Markets—3.4%
Evercore Partners, Inc.	46,003	1,344,208
Fifth Street Finance Corp.	78,632	859,448
Greenhill & Co., Inc.	17,733	1,588,522
Investment Technology Group, Inc. (a)	49,831	1,391,282
JMP Group, Inc.	37,846	365,592
Legg Mason, Inc.	36,674	1,137,994
Penson Worldwide, Inc. (a) (b)	118,196	1,151,229
Stifel Financial Corp. (a) (b)	77,517	4,255,683

		12,093,958

Chemicals—1.8%
Calgon Carbon Corp. (a) (b)	61,768	916,019
Ferro Corp. (a) (b)	140,661	1,251,883
Koppers Holdings, Inc.	44,670	1,324,466
LSB Industries, Inc. (a)	42,813	666,598
Minerals Technologies, Inc.	9,430	448,491
Olin Corp.	56,123	978,785
RPM International, Inc.	55,542	1,026,972

		6,613,214

Commercial Banks—3.9%
Bank of the Ozarks, Inc. (b)	55,887	1,482,682
First Horizon National Corp. (a) (b)	94,492	1,250,129
Glacier Bancorp, Inc. (b)	50,857	759,804
Hancock Holding Co. (b)	19,307	725,364
Iberiabank Corp.	43,196	1,968,010
Metro Bancorp, Inc. (a) (b)	32,794	399,103

Security Description	Shares	Value

Commercial Banks—(Continued)
Prosperity Bancshares, Inc. (b)	51,672	$1,797,669
Signature Bank (a)	112,645	3,266,705
Southwest Bancorp, Inc.	59,328	832,965
Sterling Bancshares, Inc.	213,427	1,560,151

		14,042,582

Commercial Services & Supplies—4.4%
ABM Industries, Inc. (b)	90,348	1,900,922
American Ecology Corp.	33,919	634,285
EnerNOC, Inc. (a)	39,126	1,297,418
McGrath Rentcorp	33,466	711,822
Rollins, Inc.	188,295	3,549,361
Standard Parking Corp. (a)	113,328	1,982,107
Team, Inc. (a)	37,560	636,642
Tetra Tech, Inc. (a)	39,937	1,059,529
The Brink’s Co.	40,783	1,097,470
Waste Connections, Inc. (a)	105,536	3,045,769

		15,915,325

Communications Equipment—5.3%
ADC Telecommunications, Inc. (a)	102,167	852,073
Adtran, Inc. (b)	53,388	1,310,675
Anaren, Inc. (a)	38,153	648,601
Avocent Corp. (a)	53,435	1,083,128
Brocade Communications Systems, Inc. (a) (b)	239,328	1,881,118
Ciena Corp. (a) (b)	90,135	1,467,398
CommScope, Inc. (a) (b)	53,969	1,615,292
DG FastChannel, Inc. (a)	67,580	1,415,125
F5 Networks, Inc. (a)	35,575	1,409,837
Harris Stratex Networks, Inc. (a)	238,361	1,668,527
Neutral Tandem, Inc. (a)	46,538	1,059,205
Nice Systems, Ltd. (ADR) (a)	42,254	1,286,212
Starent Networks Corp. (a)	28,731	730,342
Tekelec, Inc. (a) (b)	78,210	1,284,990
Tellabs, Inc. (a)	177,980	1,231,622

		18,944,145

Computers & Peripherals—0.2%
Intevac, Inc. (a)	44,393	596,642

Construction & Engineering—1.5%
Dycom Industries, Inc. (a)	57,526	707,570
MasTec, Inc. (a)	104,096	1,264,766
MYR Group, Inc. (a)	39,598	835,122
Northwest Pipe Co. (a)	39,044	1,309,145
Orion Marine Group, Inc. (a) (b)	64,141	1,317,456

		5,434,059

Construction Materials—0.2%
Eagle Materials, Inc.	28,881	825,419

Consumer Finance—0.5%
Dollar Financial Corp. (a)	117,375	1,880,347

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Containers & Packaging—0.7%
Myers Industries, Inc.	47,545	$512,060
Rock-Tenn Co.	40,699	1,917,330

		2,429,390

Distributors—0.1%
Core-Mark Holding Co., Inc. (a)	15,580	445,588

Diversified Consumer Services—1.3%
Grand Canyon Education, Inc. (a)	62,619	1,116,497
Hillenbrand, Inc.	49,061	999,372
Lincoln Educational Services Corp. (a)	50,659	1,159,078
New Oriental Education & Technology Group, Inc. (ADR) (a) (b)	18,085	1,454,938

		4,729,885

Diversified Financial Services—1.1%
MSCI, Inc. (a)	51,764	1,533,250
PHH Corp. (a) (b)	118,792	2,356,833

		3,890,083

Electric Utilities—2.0%
Allete, Inc.	55,384	1,859,241
ITC Holdings Corp.	64,332	2,923,890
Portland General Electric Co.	48,322	952,910
UIL Holdings Corp.	58,660	1,548,037

		7,284,078

Electrical Equipment—1.2%
Baldor Electric Co. (b)	33,039	903,286
Encore Wire Corp.	37,477	837,236
GrafTech International, Ltd. (a)	57,751	848,940
II-VI, Inc. (a) (b)	62,146	1,580,994

		4,170,456

Electronic Equipment, Instruments & Components—1.9%
Cogent, Inc. (a) (b)	90,158	910,596
IPG Photonics Corp. (a) (b)	100,657	1,529,986
Littelfuse, Inc. (a)	30,857	809,688
Methode Electronics, Inc.	60,808	527,205
Mettler Toledo International, Inc. (a)	13,965	1,265,089
TTM Technologies, Inc. (a)	72,815	835,188
Vishay Intertechnology, Inc. (a)	94,642	747,672

		6,625,424

Energy Equipment & Services—2.0%
Hornbeck Offshore Services, Inc. (a)	41,742	1,150,410
Lufkin Industries, Inc.	13,041	693,520
Oceaneering International, Inc. (a) (b)	60,459	3,431,048
Seahawk Drilling, Inc. (a) (b)	23,958	744,854
Tesco Corp. (a)	137,412	1,096,548

		7,116,380

Security Description	Shares	Value

Food & Staples Retailing—0.3%
Spartan Stores, Inc.	82,101	$1,160,087

Food Products—1.9%
Darling International, Inc. (a)	115,903	851,887
Diamond Foods, Inc. (b)	43,333	1,374,523
Flowers Foods, Inc. (b)	52,212	1,372,653
J&J Snack Foods Corp.	44,615	1,926,922
Ralcorp Holdings, Inc. (a)	22,323	1,305,226

		6,831,211

Gas Utilities—0.7%
UGI Corp.	97,272	2,437,636

Health Care Equipment & Supplies—3.3%
DexCom, Inc. (a)	129,899	1,030,099
Electro-Optical Sciences, Inc. (a) (b)	96,874	928,053
ev3, Inc. (a)	115,288	1,419,195
Insulet Corp. (a) (b)	82,921	931,203
Masimo Corp. (a) (b)	32,787	859,020
Medical Action Industries, Inc. (a)	58,977	711,852
ResMed, Inc. (a)	32,522	1,469,995
Teleflex, Inc.	35,032	1,692,396
Volcano Corp. (a)	83,088	1,397,540
West Pharmaceutical Services, Inc. (b)	32,630	1,325,104

		11,764,457

Health Care Providers & Services—2.4%
Bio-Reference Labs, Inc. (a) (b)	35,531	1,222,266
Catalyst Health Solutions, Inc. (a)	46,076	1,343,115
Corvel Corp. (a)	21,087	598,871
Genoptix, Inc. (a) (b)	36,391	1,265,679
IPC The Hospitalist Co., Inc. (a)	55,135	1,733,996
Mednax, Inc. (a)	27,071	1,486,739
MWI Veterinary Supply, Inc. (a)	24,108	963,115

		8,613,781

Health Care Technology—1.9%
athenahealth, Inc. (a)	39,909	1,531,308
MedAssets, Inc. (a) (b)	104,140	2,350,440
Phase Forward, Inc. (a)	82,841	1,163,088
SXC Health Solutions Corp. (a)	34,641	1,620,852

		6,665,688

Hotels, Restaurants & Leisure—2.8%
Bally Technologies, Inc. (a)	25,888	993,323
BJ’s Restaurants, Inc. (a) (b)	77,628	1,163,644
Bob Evans Farms, Inc.	40,001	1,162,429
Buffalo Wild Wings, Inc. (a) (b)	31,715	1,319,661
California Pizza Kitchen, Inc. (a)	56,681	885,357
Dover Downs Gaming & Entertainment, Inc. (b)	72,962	415,883
Isle of Capri Casinos, Inc. (a) (b)	78,068	920,422
Panera Bread Co. (a)	25,210	1,386,550
Penn National Gaming, Inc. (a)	28,031	775,337
Wyndham Worldwide Corp.	65,349	1,066,496

		10,089,102

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—1.1%
Jarden Corp. (a)	45,023	$1,263,795
Leggett & Platt, Inc.	85,085	1,650,649
Tempur-Pedic International, Inc. (a)	49,089	929,746

		3,844,190

Industrial Conglomerates—0.2%
Raven Industries, Inc. (b)	28,261	755,417

Insurance—4.0%
American Physicians Capital, Inc.	24,495	705,701
Aspen Insurance Holdings, Ltd.	57,943	1,533,751
HCC Insurance Holdings, Inc.	75,562	2,066,621
Navigators Group, Inc. (a)	28,044	1,542,420
ProAssurance Corp. (a)	23,440	1,223,334
Reinsurance Group of America Inc	31,514	1,405,524
RLI Corp. (b)	25,676	1,355,179
The Hanover Insurance Group, Inc.	29,940	1,237,420
W.R. Berkley Corp.	61,129	1,545,341
Zenith National Insurance Corp. (b)	53,730	1,660,257

		14,275,548

Internet & Catalog Retail—0.5%
HSN, Inc. (a)	99,170	1,614,488

Internet Software & Services—1.4%
Constant Contact, Inc. (a) (b)	64,937	1,250,037
DealerTrack Holdings, Inc. (a)	75,910	1,435,458
GSI Commerce, Inc. (a)	76,002	1,467,599
United Online, Inc.	90,602	728,440

		4,881,534

IT Services—2.6%
Broadridge Financial Solutions, Inc.	105,568	2,121,917
Cybersource Corp. (a)	84,682	1,411,649
Global Payments, Inc.	28,232	1,318,434
Lender Processing Services, Inc.	49,363	1,884,186
SRA International, Inc. (a)	45,221	976,321
Wright Express Corp. (a)	49,066	1,447,938

		9,160,445

Life Sciences Tools & Services—0.6%
AMAG Pharmaceuticals, Inc. (a) (b)	21,378	933,791
Nektar Therapeutics (a) (b)	126,162	1,228,818

		2,162,609

Machinery—3.6%
Actuant Corp. (b)	109,041	1,751,198
Albany International Corp. (Class A)	77,019	1,494,169
Altra Holdings, Inc. (a)	76,117	851,749
Bucyrus International, Inc.	43,091	1,534,901
Colfax Corp. (a)	37,181	395,234
Dynamic Materials Corp.	42,030	838,919
Energy Recovery, Inc. (a) (b)	133,019	774,171

Security Description	Shares	Value

Machinery—(Continued)
John Bean Technologies Corp.	83,276	$1,513,125
Tennant Co.	23,576	685,119
The Middleby Corp. (a) (b)	8,341	458,838
Wabtec Corp. (b)	66,935	2,512,071

		12,809,494

Marine—0.2%
Kirby Corp. (a)	14,490	533,522

Media—2.4%
Alloy, Inc. (a)	64,685	437,917
Arbitron, Inc. (b)	43,827	909,848
Dolan Media Co. (a)	67,276	806,639
IMAX Corp. (a)	129,987	1,223,178
John Wiley & Sons, Inc.	56,938	1,980,304
Live Nation, Inc. (a)	210,274	1,722,144
Scholastic Corp.	66,952	1,629,612

		8,709,642

Metals & Mining—0.8%
Horsehead Holding Corp. (a)	80,044	938,116
Reliance Steel & Aluminum Co. (b)	42,736	1,818,844

		2,756,960

Multi-Utilities—0.3%
NorthWestern Corp.	48,516	1,185,246

Oil, Gas & Consumable Fuels—3.6%
Arena Resources, Inc. (a)	78,721	2,794,596
Berry Petroleum Co. (b)	42,836	1,147,148
Comstock Resources, Inc. (a)	92,929	3,724,594
Concho Resources, Inc. (a)	46,450	1,687,064
Mariner Energy, Inc. (a)	82,250	1,166,305
Penn Virginia Corp.	110,644	2,534,854

		13,054,561

Paper & Forest Products—0.3%
Clearwater Paper Corp. (a)	18,085	747,453
Deltic Timber Corp. (b)	10,338	473,170

		1,220,623

Personal Products—0.3%
Alberto-Culver Co.	41,225	1,141,108

Pharmaceuticals—2.2%
Cypress Bioscience, Inc. (a)	104,513	853,871
Endo Pharmaceuticals Holdings, Inc. (a) (b)	61,749	1,397,380
Eurand NV (a)	72,313	1,094,819
Inspire Pharmaceuticals, Inc. (a)	153,712	802,377
Obagi Medical Products, Inc. (a)	87,164	1,011,102
Perrigo Co. (b)	81,335	2,764,577

		7,924,126

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—1.3%
ICF International, Inc. (a) (b)	57,851	$1,754,042
IHS, Inc. (a) (b)	31,956	1,633,910
Monster Worldwide, Inc. (a) (b)	81,033	1,416,457

		4,804,409

Real Estate Investment Trusts—2.8%
American Campus Communities, Inc.	82,317	2,210,211
Capstead Mortgage Corp.	143,979	2,002,748
Chimera Investment Corp.	349,223	1,334,032
Digital Realty Trust, Inc. (b)	38,849	1,775,788
National Retail Properties, Inc.	49,773	1,068,626
Potlatch Corp.	61,047	1,736,787

		10,128,192

Real Estate Management & Development—0.6%
Forestar Group, Inc. (a) (b)	123,927	2,129,066

Road & Rail—0.7%
Con-Way, Inc.	23,058	883,583
Genesee & Wyoming, Inc. (a)	42,842	1,298,969
Saia, Inc. (a)	17,019	273,666

		2,456,218

Semiconductors & Semiconductor Equipment—5.5%
Applied Micro Circuits Corp. (a)	45,724	456,783
Atmel Corp. (a)	204,040	854,928
Cavium Networks, Inc. (a) (b)	59,923	1,286,547
Cohu, Inc.	55,933	758,451
Cymer, Inc. (a)	31,946	1,241,422
Entegris, Inc. (a)	238,213	1,179,154
Hittite Microwave Corp. (a)	34,973	1,286,307
Lam Research Corp. (a)	46,785	1,598,176
NetLogic Microsystems, Inc. (a)	30,937	1,392,165
ON Semiconductor Corp. (a)	167,878	1,384,993
Power Integrations, Inc. (b)	36,551	1,218,245
Semtech Corp. (a)	52,378	890,950
Silicon Laboratories, Inc. (a) (b)	36,180	1,677,305
Teradyne, Inc. (a) (b)	133,649	1,236,253
TriQuint Semiconductor, Inc. (a)	211,653	1,633,961
Varian Semiconductor Equipment Associates, Inc. (a) (b)	50,691	1,664,692

		19,760,332

Software—5.1%
ArcSight, Inc. (a)	30,564	735,675
Ariba, Inc. (a) (b)	127,222	1,475,775
Blackboard, Inc. (a) (b)	44,593	1,684,724
Concur Technologies, Inc. (a) (b)	36,039	1,432,911
DemandTec, Inc. (a) (b)	115,147	1,016,748
Informatica Corp. (a)	113,723	2,567,865
MicroStrategy, Inc. (Class A) (a)	9,800	701,092
Progress Software Corp. (a)	35,405	801,923
Quest Software, Inc. (a)	61,602	1,037,994
Sourcefire, Inc. (a)	36,625	786,339
Sybase, Inc. (a) (b)	39,718	1,545,030

Security Description	Shares	Value

Software—(Continued)
Tyler Technologies, Inc. (a) (b)	85,050	$1,453,505
Ultimate Software Group, Inc. (a) (b)	51,894	1,490,396
VanceInfo Technologies, Inc. (a)	81,585	1,586,012

		18,315,989

Specialty Retail—3.6%
DSW, Inc. (Class A) (a) (b)	93,023	1,485,577
Genesco, Inc. (a)	37,039	891,529
hhgregg, Inc. (a) (b)	59,223	1,003,238
Hibbett Sports, Inc. (a) (b)	57,478	1,047,824
Jo-Ann Stores, Inc. (a)	45,464	1,219,799
Lumber Liquidators, Inc. (a) (b)	72,511	1,572,764
Monro Muffler, Inc. (b)	45,301	1,440,119
Sally Beauty Holdings, Inc. (a) (b)	250,473	1,780,863
Sonic Automotive, Inc. (a)	105,873	1,111,666
Ulta Salon Cosmetics & Fragrance, Inc. (a)	76,842	1,268,661

		12,822,040

Textiles, Apparel & Luxury Goods—3.3%
Carter’s, Inc. (a)	85,457	2,281,702
FGX International Holdings, Ltd. (a) (b)	64,154	894,948
Fossil, Inc. (a)	56,870	1,617,951
Fuqi International, Inc. (a) (b)	33,210	972,389
lululemon athletica, inc. (a)	43,385	987,009
Movado Group, Inc. (a) (b)	72,999	1,060,675
Phillips-Van Heusen Corp.	38,609	1,652,079
Under Armour, Inc. (a) (b)	53,289	1,483,033
Volcom, Inc. (a) (b)	50,891	838,684

		11,788,470

Thrifts & Mortgage Finance—0.5%
Washington Federal, Inc.	64,245	1,083,171
Westfield Financial, Inc.	89,755	760,225

		1,843,396

Water Utilities—0.3%
Middlesex Water Co.	61,079	921,071

Total Common Stock (Identified Cost $297,046,374)		348,084,799

Short Term Investments—15.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—13.0%
State Street Navigator Securities Lending Prime Portfolio (c)	46,533,385	46,533,385

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/Par Amount	Value

Repurchase Agreement—2.1%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $7,577,002 on 10/01/09, collateralized by $7,720,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $7,729,650.	$7,577,000	$7,577,000

Total Short Term Investments (Identified Cost $54,110,385)		54,110,385

Total Investments—112.3% (Identified Cost $351,156,759) (d)		402,195,184
Liabilities in excess of other assets		(43,934,925)

Net Assets—100%		$358,260,259

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $45,300,403 and the collateral received consisted of cash in the amount of $46,533,385 and non-cash collateral with a value of $192,557. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $351,191,466 and the composition of unrealized appreciation and depreciation of investment securities was $62,324,861 and $(11,321,143), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$348,084,799	$—	$—	$348,084,799
Short Term Investments
Mutual Funds	46,533,385	—	—	46,533,385
Repurchase Agreement	—	7,577,000	—	7,577,000
Total Short Term Investments	46,533,385	7,577,000	—	54,110,385
Total Investments	$394,618,184	$7,577,000	$—	$402,195,184

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Applied Signal Technology, Inc.	32,704	$761,022
Hexcel Corp. (a)	69,867	799,279

		1,560,301

Biotechnology—4.1%
Alexion Pharmaceuticals, Inc. (a)	16,087	716,515
Incyte Corp., Ltd. (a) (b)	88,333	596,248
Isis Pharmaceuticals, Inc. (a)	31,414	457,702
Onyx Pharmaceuticals, Inc. (a)	17,235	516,533
Regeneron Pharmaceuticals, Inc. (a)	25,501	492,169
Theravance, Inc. (a) (b)	32,389	474,175

		3,253,342

Building Products—0.6%
Trex Co., Inc. (a)	28,440	517,608

Capital Markets—4.0%
Evercore Partners, Inc.	26,110	762,934
Greenhill & Co., Inc.	10,018	897,412
Penson Worldwide, Inc. (a) (b)	66,778	650,418
Stifel Financial Corp. (a)	16,401	900,415

		3,211,179

Commercial Banks—0.9%
Signature Bank (a)	25,871	750,259

Commercial Services & Supplies—2.7%
EnerNOC, Inc. (a)	22,084	732,305
Tetra Tech, Inc. (a)	22,490	596,660
Waste Connections, Inc. (a)	27,544	794,920

		2,123,885

Communications Equipment—7.7%
Brocade Communications Systems, Inc. (a) (b)	90,215	709,090
Ciena Corp. (a) (b)	50,727	825,836
DG FastChannel, Inc. (a)	38,033	796,411
F5 Networks, Inc. (a)	19,770	783,485
Harris Stratex Networks, Inc. (a)	87,608	613,256
Neutral Tandem, Inc. (a)	25,827	587,822
Nice Systems, Ltd. (ADR) (a)	23,483	714,822
Starent Networks Corp. (a)	16,149	410,508
Tellabs, Inc. (a)	100,554	695,834

		6,137,064

Construction & Engineering—3.2%
Dycom Industries, Inc. (a)	31,926	392,690
MasTec, Inc. (a)	58,620	712,233
Northwest Pipe Co. (a)	21,668	726,528
Orion Marine Group, Inc. (a) (b)	35,597	731,162

		2,562,613

Diversified Consumer Services—2.6%
Grand Canyon Education, Inc. (a)	35,651	635,658
Lincoln Educational Services Corp. (a)	28,498	652,034

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
New Oriental Education & Technology Group, Inc. (ADR) (a)	10,178	$818,820

		2,106,512

Diversified Financial Services—1.1%
MSCI, Inc. (a)	28,728	850,923

Electric Utilities—0.9%
ITC Holdings Corp.	15,498	704,384

Electronic Equipment, Instruments & Components—1.7%
Cogent, Inc. (a)	50,107	506,081
IPG Photonics Corp. (a) (b)	55,863	849,117

		1,355,198

Energy Equipment & Services—1.8%
Oceaneering International, Inc. (a)	14,871	843,929
Tesco Corp. (a)	77,994	622,392

		1,466,321

Food Products—1.0%
Diamond Foods, Inc. (b)	24,052	762,929

Health Care Equipment & Supplies—5.6%
DexCom, Inc. (a) (b)	72,921	578,264
Electro-Optical Sciences, Inc. (a) (b)	54,690	523,930
ev3, Inc. (a)	64,923	799,202
Insulet Corp. (a) (b)	46,696	524,396
Masimo Corp. (a) (b)	18,196	476,735
ResMed, Inc. (a)	18,049	815,815
Volcano Corp. (a)	46,900	788,858

		4,507,200

Health Care Providers & Services—3.9%
Bio-Reference Labs, Inc. (a)	19,935	685,764
Catalyst Health Solutions, Inc. (a)	25,868	754,052
Genoptix, Inc. (a) (b)	20,480	712,294
IPC The Hospitalist Co., Inc. (a)	30,939	973,032

		3,125,142

Health Care Technology—4.7%
athenahealth, Inc. (a)	22,149	849,857
MedAssets, Inc. (a) (b)	57,796	1,304,456
Phase Forward, Inc. (a)	45,975	645,489
SXC Health Solutions Corp. (a)	19,496	912,218

		3,712,020

Hotels, Restaurants & Leisure—3.4%
Bally Technologies, Inc. (a)	14,579	559,396
BJ’s Restaurants, Inc. (a)	43,858	657,431
Buffalo Wild Wings, Inc. (a) (b)	17,788	740,159
Panera Bread Co. (a) (b)	14,243	783,365

		2,740,351

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.7%
Tempur-Pedic International, Inc. (a)	27,591	$522,574

Internet Software & Services—2.9%
Constant Contact, Inc. (a)	36,857	709,497
DealerTrack Holdings, Inc. (a)	42,666	806,814
GSI Commerce, Inc. (a)	42,939	829,152

		2,345,463

IT Services—1.0%
Cybersource Corp. (a)	48,065	801,244

Life Sciences Tools & Services—1.5%
AMAG Pharmaceuticals, Inc. (a)	12,067	527,087
Nektar Therapeutics (a) (b)	71,002	691,559

		1,218,646

Machinery—2.4%
Bucyrus International, Inc.	24,530	873,759
Energy Recovery, Inc. (a) (b)	74,606	434,207
Wabtec Corp.	15,969	599,316

		1,907,282

Media—0.8%
IMAX Corp. (a)	72,141	678,847

Oil, Gas & Consumable Fuels—3.6%
Arena Resources, Inc. (a)	22,630	803,365
Comstock Resources, Inc. (a)	26,893	1,077,871
Concho Resources, Inc. (a)	26,364	957,541

		2,838,777

Pharmaceuticals—1.9%
Cypress Bioscience, Inc. (a)	58,865	480,927
Eurand NV (a)	40,259	609,521
Inspire Pharmaceuticals, Inc. (a)	87,245	455,419

		1,545,867

Professional Services—3.4%
ICF International, Inc. (a)	32,630	989,342
IHS, Inc. (a) (b)	17,735	906,790
Monster Worldwide, Inc. (a) (b)	45,604	797,158

		2,693,290

Semiconductors & Semiconductor Equipment—8.0%
Cavium Networks, Inc. (a) (b)	33,724	724,054
Cymer, Inc. (a)	18,032	700,724
Hittite Microwave Corp. (a)	19,759	726,736
Lam Research Corp. (a)	25,965	886,964
NetLogic Microsystems, Inc. (a)	17,193	773,685
Power Integrations, Inc.	20,631	687,631
Silicon Laboratories, Inc. (a)	20,079	930,863
Varian Semiconductor Equipment Associates, Inc. (a) (b)	28,133	923,888

		6,354,545

Security Description	Shares	Value

Software—9.5%
ArcSight, Inc. (a)	17,203	$414,076
Ariba, Inc. (a)	70,606	819,030
Blackboard, Inc. (a) (b)	24,748	934,979
Concur Technologies, Inc. (a)	20,001	795,240
DemandTec, Inc. (a) (b)	64,947	573,482
Informatica Corp. (a)	47,251	1,066,928
Sourcefire, Inc. (a)	20,783	446,211
Tyler Technologies, Inc. (a) (b)	47,202	806,682
Ultimate Software Group, Inc. (a) (b)	29,205	838,768
VanceInfo Technologies, Inc. (a)	46,307	900,208

		7,595,604

Specialty Retail—5.5%
DSW, Inc. (Class A) (a) (b)	52,555	839,303
hhgregg, Inc. (a) (b)	33,614	569,421
Hibbett Sports, Inc. (a) (b)	31,899	581,519
Lumber Liquidators, Inc. (a)	40,242	872,849
Monro Muffler, Inc.	25,462	809,437
Ulta Salon Cosmetics & Fragrance, Inc. (a)	43,190	713,067

		4,385,596

Textiles, Apparel & Luxury Goods—4.2%
Fuqi International, Inc. (a) (b)	18,763	549,381
lululemon athletica, inc. (a)	24,625	560,219
Phillips-Van Heusen Corp.	21,677	927,559
Under Armour, Inc. (a) (b)	29,575	823,072
Volcom, Inc. (a) (b)	28,659	472,300

		3,332,531

Total Common Stock (Identified Cost $62,765,699)		77,667,497

Short Term Investments—13.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—12.4%
State Street Navigator Securities Lending Prime Portfolio (c)	9,929,249	9,929,249

Repurchase Agreement—1.5%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $1,154,000 on 10/01/09, collateralized by $1,180,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $1,181,475.	$1,154,000	1,154,000

Total Short Term Investments (Identified Cost $11,083,249)		11,083,249

Total Investments—111.2% (Identified Cost $73,848,948) (d)		88,750,746
Liabilities in excess of other assets		(8,961,248)

Net Assets—100%		$79,789,498

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $9,580,121 and the collateral received consisted of cash in the amount of $9,929,249. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009, was $73,848,948 and the composition of unrealized appreciation and depreciation of investment securities was $15,869,056 and $(967,258), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$77,667,497	$—	$—	$77,667,497
Short Term Investments
Mutual Funds	9,929,249	—	—	9,929,249
Repurchase Agreement	—	1,154,000	—	1,154,000
Total Short Term Investments	9,929,249	1,154,000	—	11,083,249
Total Investments	$87,596,746	$1,154,000	$—	$88,750,746

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.6%
L-3 Communications Holdings, Inc.	275,400	$22,120,128
Rockwell Collins, Inc.	704,200	35,773,360

		57,893,488

Auto Components—1.2%
BorgWarner, Inc. (a)	505,400	15,293,404

Commercial Services & Supplies—2.3%
Cintas Corp. (a)	942,400	28,564,144

Computers & Peripherals—1.3%
Seagate Technology	1,049,900	15,968,979

Consumer Finance—0.3%
The Student Loan Corp.	86,698	4,022,787

Diversified Consumer Services—1.4%
H&R Block, Inc.	926,600	17,030,908

Electric Utilities—1.6%
PPL Corp.	649,500	19,705,830

Electrical Equipment—4.7%
Acuity Brands, Inc. (a)	679,985	21,902,317
Hubbell, Inc. (Class B)	596,051	25,034,142
Thomas & Betts Corp. (b)	384,800	11,574,784

		58,511,243

Electronic Equipment, Instruments & Components—6.7%
Arrow Electronics, Inc. (b)	911,736	25,665,368
Avnet, Inc. (b)	1,092,100	28,361,837
Ingram Micro, Inc. (b)	1,818,000	30,633,300

		84,660,505

Energy Equipment & Services—5.0%
Baker Hughes, Inc.	274,900	11,727,234
Nabors Industries, Ltd. (b)	1,581,500	33,053,350
Pride International, Inc. (a) (b)	575,700	17,524,308
Seahawk Drilling, Inc. (a) (b)	9,400	292,246

		62,597,138

Food & Staples Retailing—3.8%
Sysco Corp.	804,500	19,991,825
The Kroger Co.	1,374,200	28,363,488

		48,355,313

Food Products—3.2%
Campbell Soup Co.	619,700	20,214,614
H.J. Heinz Co.	505,600	20,097,600

		40,312,214

Health Care Equipment & Supplies—2.8%
CareFusion Corp. (b)	265,750	5,793,350
Stryker Corp.	647,700	29,425,011

		35,218,361

Security Description	Shares	Value

Health Care Providers & Services—2.8%
Cardinal Health, Inc.	531,500	$14,244,200
CIGNA Corp.	751,000	21,095,590

		35,339,790

Hotels, Restaurants & Leisure—2.6%
Burger King Holdings, Inc.	1,207,800	21,245,202
Carnival Corp.	338,000	11,248,640

		32,493,842

Household Durables—1.4%
Mohawk Industries, Inc. (a) (b)	381,530	18,195,166

Insurance—12.5%
Alleghany Corp. (b)	133,748	34,647,419
Allied World Assurance Co. Holdings, Ltd.	475,477	22,789,613
Arch Capital Group, Ltd. (b)	384,600	25,975,884
Brown & Brown, Inc.	964,000	18,470,240
Fidelity National Financial, Inc.	1,844,300	27,812,044
The Progressive Corp. (b)	1,295,300	21,476,074
W.R. Berkley Corp.	211,000	5,334,080

		156,505,354

IT Services—3.4%
Hewitt Associates, Inc. (a) (b)	707,900	25,788,797
SAIC, Inc. (b)	948,000	16,627,920

		42,416,717

Leisure Equipment & Products—1.7%
Mattel, Inc.	1,168,400	21,568,664

Life Sciences Tools & Services—1.5%
Covance, Inc. (a) (b)	337,100	18,253,965

Machinery—1.8%
Dover Corp.	600,300	23,267,628

Marine—0.8%
Alexander & Baldwin, Inc.	320,500	10,284,845

Media—3.9%
Marvel Entertainment, Inc. (b)	429,700	21,321,714
Omnicom Group, Inc.	735,800	27,180,452

		48,502,166

Multi-Utilities—1.6%
SCANA Corp.	566,500	19,770,850

Oil, Gas & Consumable Fuels—5.5%
Cimarex Energy Co. (a)	774,600	33,555,672
EOG Resources, Inc.	261,000	21,796,110
Valero Energy Corp.	681,800	13,220,102

		68,571,884

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—6.4%
Dun & Bradstreet Corp.	259,400	$19,538,008
Equifax, Inc.	884,600	25,777,244
Manpower, Inc.	311,800	17,682,178
Robert Half International, Inc. (a)	672,000	16,813,440

		79,810,870

Real Estate Investment Trusts—1.6%
Annaly Capital Management, Inc.	1,091,000	19,790,740

Road & Rail—1.6%
Ryder System, Inc.	518,600	20,256,516

Semiconductors & Semiconductor Equipment—4.6%
Analog Devices, Inc.	675,400	18,627,532
Lam Research Corp. (b)	497,200	16,984,352
National Semiconductor Corp.	1,596,600	22,783,482

		58,395,366

Software—0.7%
Autodesk, Inc. (b)	384,300	9,146,340

Specialty Retail—0.4%
AutoZone, Inc. (b)	35,400	5,176,188

Trading Companies & Distributors—1.2%
GATX Corp. (a)	559,400	15,635,230

Total Common Stock (Identified Cost $1,015,198,276)		1,191,516,435

Short Term Investments — 11.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—5.8%
State Street Navigator Securities Lending Prime Portfolio (c)	73,484,613	$73,484,613

Repurchase Agreement—5.3%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $66,238,018 on 10/01/09, collateralized by $65,055,000 Federal Home Loan Bank 4.375% due 09/17/10 with a value of $67,566,123.	$66,238,000	66,238,000

Total Short Term Investments (Identified Cost $139,722,613)		139,722,613

Total Investments—106.0% (Identified Cost $1,154,920,889) (d)		1,331,239,048
Liabilities in excess of other assets		(75,899,318)

Net Assets—100%		$1,255,339,730

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $70,665,330 and the collateral received consisted of cash in the amount of $73,484,613. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,154,920,889 and the composition of unrealized appreciation and depreciation of investment securities was $182,777,784 and $(6,459,625), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$1,191,516,435	$—	$—	$1,191,516,435
Short Term Investments
Mutual Funds	73,484,613	—	—	73,484,613
Repurchase Agreement	—	66,238,000	—	66,238,000
Total Short Term Investments	73,484,613	66,238,000	—	139,722,613
Total Investments	$1,265,001,048	$66,238,000	$—	$1,331,239,048

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—99.4% of Net Assets

Security Description	Shares	Value

Australia—7.0%
Acrux, Ltd. (a)	13,225	$19,858
Adelaide Brighton, Ltd.	175,792	430,687
AED Oil, Ltd. (a)	61,261	32,820
Aevum, Ltd.	10,395	12,972
AJ Lucas Group, Ltd.	26,227	113,729
Alchemia, Ltd. (a)	47,934	24,080
AlesCo.Corp., Ltd. (b)	53,425	212,109
Alkane Resources, Ltd. (a)	3,882	1,498
Alliance Resources, Ltd. (a)	81,385	51,023
Amalgamated Holdings, Ltd.	2,640	11,649
Amcom Telecommunications, Ltd.	120,520	21,225
Andean Resources, Ltd. (a)	157,856	320,537
Ansell, Ltd.	51,631	453,476
APA Group	184,711	514,470
Apex Minerals NL (a)	167,652	7,813
APN News & Media, Ltd.	165,897	300,932
Aquila Resources, Ltd. (a) (b)	92,517	576,513
ARB Corp., Ltd.	19,111	83,980
ASG Group, Ltd.	23,967	20,456
Atlas Iron, Ltd.	85,033	120,534
Ausdrill, Ltd.	17,240	28,077
Ausenco., Ltd. (b)	28,077	143,692
Austal, Ltd.	17,351	39,667
Austar United Communications, Ltd. (a)	306,790	333,832
Austbrokers Holdings, Ltd.	8,561	36,564
Austereo Group, Ltd.	39,233	50,551
Austin Engineering, Ltd.	10,214	20,995
Australian Agricultural Co., Ltd.	85,033	108,264
Australian Infrastructure Fund	204,797	290,827
Australian Pharmaceutical Industries, Ltd.	84,742	63,295
Australian Worldwide Exploration, Ltd. (a)	209,801	500,938
Automotive Holdings Group	53,659	94,888
Avexa, Ltd. (a)	103,389	10,477
Avoca Resources, Ltd. (a)	88,015	115,169
AWB, Ltd.	208,550	233,265
AWB, Ltd. (Placement Shares) (a)	266,696	299,964
Babcock & Brown Wind Partners	389,202	517,394
Bank of Queensland, Ltd. (b)	60,582	635,024
Beach Petroleum, Ltd.	485,952	321,080
Bendingo Mining, Ltd.	45,078	9,730
Berkeley Resources, Ltd. (a)	9,411	10,392
Biota Holdings, Ltd. (a)	20,140	48,266
Blackmores, Ltd.	1,478	26,482
Bow Energy, Ltd. (a)	18,501	22,899
Braddken, Ltd.	46,881	270,794
Brockman Resources, Ltd.	13,011	19,429
Cabcharge Australia, Ltd. (b)	51,760	259,687
Campbell Brothers, Ltd.	18,935	493,904
Cape Lambert Iron Ore, Ltd. (a)	61,000	25,656
Cardno, Ltd.	9,356	36,709
Carnarvon Petroleum, Ltd. (a)	261,557	123,585
Carnegie Corp., Ltd. (a)	63,298	12,498
Cash Converters International, Ltd.	68,077	37,754
Catalpa Resources, Ltd. (a)	104,588	13,306
CBH Resources, Ltd. (a)	39,159	3,368
Cellestis, Ltd. (a)	11,202	33,356
Centamin Egypt, Ltd. (a)	111,248	163,870

Security Description	Shares	Value

Australia—(Continued)
Centennial Coal Co., Ltd.	207,191	$584,869
Ceramic Fuel Cells, Ltd. (a)	86,397	21,981
Challenger Financial Services Group, Ltd.	282,888	846,287
Charter Hall Group (REIT)	98,572	54,491
Chemgenex Pharmaceuticals, Ltd.	17,256	11,124
Citadel Resource Group, Ltd. (a)	140,843	48,238
Clean Seas Tuna, Ltd. (a)	857	403
Clough, Ltd.	89,000	72,207
Coal of Africa, Ltd. (a) (b)	24,930	48,512
Coffey International, Ltd.	11,910	23,138
ConnectEast Group	1,584,803	500,444
Conquest Mining, Ltd. (a)	8,485	5,434
Consolidated Media Holdings, Ltd.	80,615	211,566
Corporate Express Australia, Ltd.	31,332	112,893
Count Financial, Ltd.	64,404	87,872
Crane Group, Ltd.	44,570	429,945
CSG, Ltd.	21,325	26,267
Cudeco, Ltd. (a)	51,210	230,102
Customers, Ltd. (a)	24,770	72,199
Deep Yellow, Ltd. (a)	335,540	97,121
Devine, Ltd.	33,449	14,025
Dominion Mining, Ltd.	30,667	99,386
Domino’s Pizza Enterprises, Ltd.	9,103	32,482
Downer EDI, Ltd.	63,039	452,912
DUET Group	101,466	151,277
DWS Advanced Business Solutions, Ltd.	4,880	6,031
Eastern Star Gas, Ltd. (a)	322,414	262,857
Elders, Ltd. (b)	360,798	76,023
Emeco Holdings, Ltd.	55,714	42,583
Energy Developments, Ltd.	54,169	117,939
Energy World Corp., Ltd.	130,546	48,029
Entertainment Media & Telecoms Corp., Ltd. (a)	76,189	30,787
Envestra, Ltd.	443,882	224,361
Extract Resources, Ltd. (a)	10,324	82,835
Extract Resources, Ltd. (Entitlement Issue) (a) (c)	294	2,363
Fantastic Holdings, Ltd.	250	794
Ferraus, Ltd. (a)	33,559	19,498
FKP Property Group	487,357	324,678
Fleetwood Corp., Ltd.	41,461	318,504
FlexiGroup, Ltd.	47,812	70,110
Flight Centre, Ltd. (b)	23,212	305,722
Flinders Mines, Ltd. (a)	288,913	32,906
Geodynamics, Ltd. (a)	82,317	67,333
Ginalbie Metals, Ltd. (a)	46,862	35,308
Giralia Resources NL (a)	17,184	16,035
Goodman Fielder, Ltd. (b)	71,608	105,509
GrainCorp., Ltd.	16,828	133,769
GUD Holdings, Ltd. (b)	29,831	229,243
Gunns, Ltd.	437,106	462,566
GWA International, Ltd.	121,882	296,156
Hastie Group, Ltd.	42,208	82,572
Healthscope, Ltd.	112,474	473,754
Highlands Pacific, Ltd. (a)	43,800	8,246
Hillgrove Resources, Ltd.	42,437	10,995
Hills Industries, Ltd.	34,454	58,148
Horizon Oil, Ltd.	168,963	47,198
IBA Health Group, Ltd.	336,692	247,641

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Icon Energy, Ltd. (a)	62,957	$29,581
iiNET, Ltd.	26,220	47,693
Imdex, Ltd.	3,486	2,215
IMF Australia, Ltd.	20,681	30,705
Independence Group NL	13,163	52,363
Indophil Resources NL (a)	14,747	11,171
Industrea, Ltd.	339,366	129,879
Infomedia, Ltd.	27,603	9,367
Invocare, Ltd.	52,080	280,410
IOOF Holdings, Ltd.	107,724	482,584
Iress Market Technology, Ltd.	51,660	386,153
Jabiru Metals, Ltd. (a)	39,865	13,079
JB Hi-Fi, Ltd.	61,610	1,076,504
Kagara, Ltd.	14,017	11,869
Karoon Gas Australia, Ltd. (a)	46,666	319,665
Kingsgate Consolidated, Ltd.	9,237	66,066
Lend Lease Primelife, Ltd.	342,039	88,512
Linc Energy, Ltd. (a) (b)	119,994	177,885
MAC Services Group	56,669	94,295
MacArthur Coal, Ltd.	86,339	713,628
Macmahon Holdings, Ltd.	344,513	206,888
Macquarie Media Group, Ltd.	88,418	148,312
Magma Metals, Ltd. (a)	16,157	9,869
Mantra Resources, Ltd. (a)	7,198	29,194
McMillan Shakespeare, Ltd.	4,491	15,835
McPherson’s Ltd.	11,012	28,106
Medusa Mining, Ltd.	9,263	26,540
Melbourne IT, Ltd.	22,043	31,446
Mermaid Marine Australia, Ltd. (b)	79,511	192,745
Metals X, Ltd. (a)	122,921	14,521
Minara Resources, Ltd.	10,667	8,981
Mineral Deposits, Ltd. (a)	60,627	45,234
Mineral Resources, Ltd.	53,299	284,961
Mirabela Nickel, Ltd. (a) (b)	24,597	59,819
Mitchell Communications Group, Ltd.	80,195	59,603
Molopo Australia, Ltd.	26,373	29,561
Moly Mines, Ltd. (a)	2,530	2,120
Monadelphous Group, Ltd.	27,997	329,969
Mortgage Choice, Ltd.	27,374	30,602
Mount Gibson Iron, Ltd.	34,087	32,806
Murchison Metals, Ltd. (a)	35,945	48,642
Navitas, Ltd.	125,279	403,472
Neptune Marine Services, Ltd. (a)	45,982	32,247
NIB Holdings, Ltd.	45,045	48,000
Nido Petroleum, Ltd. (a)	455,291	53,835
NRW Holdings, Ltd.	33,701	48,084
Oakton, Ltd.	32,057	91,888
Pacific Brands, Ltd.	738,497	777,185
PanAust, Ltd. (a)	832,126	355,631
Panoramic Resources, Ltd.	17,411	37,888
PaperlinX, Ltd.	340,846	202,010
Peet, Ltd.	8,464	13,660
Perilya, Ltd. (b)	50,216	20,343
Perpetual, Ltd. (b)	13,103	449,173
Pharmaxis, Ltd. (a) (b)	99,632	210,388
Photon Group, Ltd.	47,875	78,717
Platinum Australia, Ltd. (a)	28,187	21,848

Security Description	Shares	Value

Australia—(Continued)
PMP, Ltd.	41,355	$24,135
Premier Investments, Ltd.	17,955	137,172
Prime Media Group, Ltd.	1,115	620
Programmed Maintenance Services, Ltd.	11,974	47,327
Ramsay Health Care, Ltd.	23,024	222,766
RCR Tomlinson, Ltd.	10,719	11,453
Realestate.com.au, Ltd. (a)	9,362	61,988
Reckon, Ltd.	1,250	1,762
Redflex Holdings, Ltd.	15,849	32,953
Redflex Holdings, Ltd. (Entitlement Issue) (a) (c)	1,320	373
Regional Express Holdings, Ltd. (a)	9,952	11,812
Resolute Mining, Ltd.	63,526	34,927
Retail Food Group, Ltd.	13,000	29,786
Reverse Corp., Ltd.	4,030	2,003
RHG, Ltd. (a)	70,192	40,476
Ridley Corp., Ltd.	42,046	40,761
Roc Oil Co., Ltd. (a)	64,541	34,230
S.A.I. Global, Ltd.	60,794	177,343
Salmat, Ltd.	36,428	128,312
Sedgman, Ltd.	34,582	53,133
Seek, Ltd.	85,562	414,011
Select Harvests, Ltd.	1,697	7,169
Servcorp, Ltd.	6,704	23,712
Seven Network, Ltd. (b)	41,311	228,231
Sigma Pharmaceuticals, Ltd. (b)	621,692	582,346
Silex Systems, Ltd. (a)	34,936	214,650
Silver Lake Resources, Ltd. (a) (c)	24,503	18,809
Sino Gold Mining, Ltd. (a)	40,494	240,513
Sirtex Medical, Ltd. (a)	3,310	14,140
SMS Management & Technology, Ltd.	27,181	127,861
SP Telemedia, Ltd.	110,030	120,720
Spark Infrastructure Group	395,968	406,082
Sphere Investments, Ltd. (a)	6,052	5,312
Spotless Group, Ltd.	109,509	242,146
St. Barbara, Ltd. (a) (b)	577,055	136,524
Straits Resources, Ltd.	39,613	57,074
Strike Resources, Ltd. (a)	13,614	10,732
STW Communications Group, Ltd.	68,875	54,495
Sundance Resources, Ltd. (a)	197,654	25,223
Sunland Group, Ltd. (b)	93,411	67,627
Super Cheap Auto Group, Ltd.	13,257	68,842
Swick Mining Services, Ltd. (a)	12,874	6,382
Tap Oil, Ltd.	38,500	35,784
Tassal Group, Ltd.	59,549	91,313
Technology One, Ltd.	31,491	22,488
Ten Network Holdings, Ltd. (b)	186,334	237,369
Terramin Australia, Ltd. (a)	30,130	21,369
TFS Corp., Ltd.	28,228	23,732
Thakral Holdings Group (REIT)	143,461	53,636
The Reject Shop, Ltd.	11,148	131,463
Timbercorp, Ltd.	175,921	6,828
Tower Australia Group, Ltd.	153,063	380,570
Tox Free Solutions, Ltd. (a)	3,740	7,902
Transfield Services Infrastructure Fund	91,018	75,347
Transfield Services, Ltd.	100,472	376,107
Troy Resources NL	12,018	22,871
United Group, Ltd.	50,664	661,558

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
United Minerals Corp. NL (a)	6,636	$5,181
UXC, Ltd.	42,310	33,817
Victoria Petroleum NL (a)	28,892	9,527
Virgin Blue Holdings, Ltd. (b)	131,987	49,774
Watpac, Ltd.	9,827	14,573
WDS, Ltd. (c)	47,109	94,158
West Australian Newspapers Holdings, Ltd. (b)	32,379	214,684
Western Areas NL	55,986	238,719
White Energy Co., Ltd. (a)	24,864	61,116
Whitehaven Coal, Ltd.	78,576	256,537
WHK Group, Ltd.	45,615	43,431
Wide Bay Australia, Ltd.	4,720	39,155
Wotif.com Holdings, Ltd.	46,302	224,307

		33,364,673

Austria—1.2%
A-TEC Industries AG	1,749	27,834
Agrana Beteiligungs AG	1,493	150,136
Andritz AG	17,975	896,505
bwin Interactive Entertainment AG (a)	12,484	567,002
BWT AG	1,528	38,359
Constantia Packaging AG	834	43,011
EVN AG	7,874	157,691
Flughafen Wien AG	5,320	276,601
Intercell AG (a)	15,606	662,458
Lenzing AG	164	56,040
Mayr Melnhof Karton AG	3,602	365,007
Oberbank AG	164	10,413
Oesterreichische Post AG	17,148	475,004
Palfinger AG	5,413	140,308
RHI AG (a)	10,313	295,048
Rosenbauer International AG	555	25,153
Schoeller-Bleckmann Oilfield Equipment AG	4,650	222,791
Wienerberger AG	58,361	1,205,592
Wolford AG	856	15,043
Zumtobel AG	16,383	299,093

		5,929,089

Belgium—1.3%
Ackermans & van Haaren NV	10,960	798,017
AGFA-Gevaert NV	65,000	358,087
Banque Nationale de Belgique	88	433,630
Barco NV	601	26,235
Bekaert S.A.	2,264	299,668
Compagnie d’Entreprises CFE	3,390	188,460
Compagnie Immobiliere de Belgique S.A.	1,022	28,801
Compagnie Maritime Belge S.A.	2,195	67,613
D’ieteren S.A.	770	287,077
Deceuninck NV	4,353	11,190
Devgen (a)	1,589	19,767
Econocom Group	3,742	50,738
Elia System Operator S.A.	2,933	118,529
Euronav NV	11,341	244,469
EVS Broadcast Equipment S.A.	4,586	343,400
Exmar NV	2,923	43,407
Hamon & CIE S.A.	120	5,178

Security Description	Shares	Value

Belgium—(Continued)
International Brachytherapy (a)	1,082	$6,051
IRIS	560	37,744
Kinepolis	1,629	68,703
Melexis NV	5,734	58,599
Nyrstar (b)	9,933	120,576
Omega Pharma S.A.	8,374	372,498
Option NV	4,895	13,908
RealDolmen Str VV	7,042	1,638
RealDolmen Str VV (Post Reverse Split Shares)	667	14,879
Recticel S.A.	4,073	33,401
Sipef S.A.	1,740	87,989
Telenet Group Holding NV (a)	19,458	515,415
Tessenderlo Chemie NV	3,713	143,092
ThromboGenics NV (a)	1,006	22,472
Umicore S.A.	39,642	1,188,544
Van de Velde	2,138	92,887

		6,102,662

Bermuda—1.5%
ABC Communications Holdings, Ltd. (HKD) (a)	16,000	5,537
Alco Holdings, Ltd. (HKD)	18,000	5,763
Apac Resources, Ltd. (HKD) (a)	640,000	46,019
Asia Satellite Telecommunications Holdings, Ltd. (HKD)	5,000	7,673
Beijing Enterprises Water Group, Ltd. (HKD) (a)	398,000	81,072
BW Offshore, Ltd. (NOK) (a)	37,000	42,430
C C Land Holdings, Ltd. (HKD)	370,000	197,801
Catlin Group, Ltd. (GBP)	300,031	1,687,105
Century City International (HKD)	132,000	7,324
Champion Technology Holdings, Ltd. (HKD)	172,000	6,056
Chen Hsong Holdings (HKD)	16,000	4,949
Chevalier International Holdings, Ltd. (HKD)	26,000	18,355
China Public Procurement, Ltd. (HKD) (a)	28,000	3,053
China Solar Energy Holdings, Ltd. (HKD) (a)	270,000	3,122
China WindPower Group, Ltd. (HKD) (a)	1,800,000	156,664
Chinese People Holdings Co, Ltd. (HKD) (a)	168,000	5,380
Chow Sang Sang Holding (HKD)	108,000	92,526
Chung Tai Printing Holdings, Ltd. (HKD)	580,000	14,845
Dickson Concepts International, Ltd. (HKD)	48,500	23,825
Dockwise, Ltd. (NOK) (a)	7,000	9,403
Fong’s Industries Co., Ltd. (HKD)	2,000	490
Giordano International, Ltd. (HKD)	798,000	198,686
Glorious Sun Enterprises, Ltd. (HKD)	134,000	41,692
Golden Ocean Group, Ltd. (NOK)	14,000	17,950
Golden Resorts Group, Ltd. (HKD)	916,000	32,242
Great Eagle Holdings, Ltd. (HKD)	125,602	311,630
Hi Sun Technology China, Ltd. (HKD) (a)	276,000	71,072
Hiscox, Ltd. (GBP)	285,011	1,571,177
Hongkong Chinese, Ltd. (HKD)	204,000	16,756
Huscoke Resources Holdings, Ltd. (HKD) (a)	50,000	3,194
Hutchison Harbour Ring, Ltd. (HKD)	980,000	71,995
Integrated Distribution Services Group (HKD)	55,000	77,772
IT, Ltd. (HKD)	46,000	4,620
Johnson Electric Holdings, Ltd. (HKD)	440,000	183,337
K Wah International Holdings, Ltd. (HKD)	471,000	153,153
Luk Fook Holdings International, Ltd. (HKD)	82,000	41,545

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Bermuda—(Continued)
Luks Group Vietnam Holdings Co., Ltd. (HKD)	8,000	$4,087
Midland Holdings, Ltd. (HKD)	306,000	254,774
New Times Energy Corp., Ltd. (HKD) (a)	118,000	4,986
Pacific Andes International Holdings, Ltd. (HKD)	456,000	75,369
Pacific Basin Shipping, Ltd. (HKD)	626,000	409,656
Pacific Century Premium Development, Ltd. (HKD)	261,000	69,444
Public Financial Holdings, Ltd. (HKD)	166,000	79,684
PYI Corp., Ltd. (HKD)	586,000	25,853
Regal Hotels International Holdings, Ltd. (HKD)	230,000	80,449
Road King Infrastructure (HKD)	151,000	114,748
SmarTone Telecommunications Holding, Ltd. (HKD)	134,500	105,234
Star Cruises, Ltd. (HKD) (a)	196,229	47,689
TAI Cheung Holdings (HKD)	250,000	129,307
Tai Fook Securities Group, Ltd. (HKD)	16,000	5,933
Tak Sing Alliance Holdings, Ltd. (HKD)	126,000	18,933
Texwinca Holdings, Ltd. (HKD)	276,000	217,448
Transport International Holdings, Ltd. (HKD)	55,600	159,030
Tysan Holdings, Ltd. (HKD)	26,000	3,645
United Power Investment, Ltd. (HKD) (a)	112,000	4,035
USI Holdings, Ltd. (HKD)	88,000	22,712
Varitronix International, Ltd. (HKD)	14,000	4,236
Victory City International Holdings (HKD)	145,000	21,499
VODone, Ltd. (HKD) (a)	34,000	7,102
Wah Nam International Holdings, Ltd. (HKD) (a)	216,000	32,589
Wonson International Holdings, Ltd. (HKD) (a)	160,800	7,439
Yugang International, Ltd. (HKD)	466,000	5,625

		7,127,719

Canada—9.1%
Aastra Technologies, Ltd. (a) (b)	1,800	39,537
Absolute Software Corp. (a) (b)	19,254	102,362
Aecon Group, Inc.	26,300	288,720
AG Growth International, Inc.	300	9,477
AGF Management, Ltd.	48,987	783,591
Akita Drilling, Ltd.	2,003	15,674
Alamos Gold, Inc. (a)	15,400	135,306
Alexco Resources Corp. (a)	700	1,808
Alexis Minerals Corp. (a)	18,500	7,592
Altius Minerals Corp. (a)	7,200	39,890
Anatolia Minerals Development, Ltd. (a)	200	455
Anderson Energy, Ltd. (a)	13,693	12,388
Andrew Peller, Ltd.	300	2,238
Angiotech Pharmaceuticals, Inc. (a)	14,900	25,988
Anvil Mining, Ltd. (b)	18,700	48,836
Aquiline Resources, Inc. (a) (b)	13,800	56,634
Astral Media, Inc.	17,169	530,051
Atrium Innovations, Inc.	14,000	191,951
ATS Automation Tooling Systems, Inc. (a)	23,800	127,641
Augusta Resource Corp. (a)	30,800	76,415
Aura Minerals, Inc. (a)	12,000	31,339
Aurizon Mines, Ltd.	47,500	208,226
Axia NetMedia Corp. (a)	16,400	24,015
Ballard Power Systems, Inc.	46,549	125,908
Bankers Petroleum, Ltd. (a)	96,200	424,405
Bioms Medical Corp. (a)	11,443	3,522
Biovail Corp. (b)	50,700	781,200

Security Description	Shares	Value

Canada—(Continued)
Birchcliff Energy, Ltd.	49,000	$377,046
BMTC Group, Inc.	1,000	19,587
Boralex, Inc. (a)	7,815	65,602
Breaker Energy, Ltd. (a)	8,464	41,919
CAE, Inc.	25,600	216,089
Calfrac Well Services, Ltd.	10,400	184,303
Calian Technologies, Ltd.	1,200	19,811
Calvalley Petroleums, Inc. (a)	17,253	40,230
Canaccord Capital, Inc. (a)	27,230	259,055
Canada Bread Co., Ltd.	139	5,581
Canadian Hydro Developers, Inc. (a)	71,200	342,004
Canadian Western Bank	28,700	531,358
Canam Group, Inc. (b)	12,798	83,677
Canfor Corp. (a)	44,000	249,517
Cangene Corp. (a)	12,069	47,729
Capstone Mining Corp. (a)	33,500	91,862
Cardiome Pharma Corp. (a)	28,600	124,307
Cascades, Inc.	13,500	98,843
Catalyst Paper Corp. (a)	2,500	618
CCL Industries (b)	5,960	123,408
CE Franklin, Ltd. (a)	1,700	11,702
Celestica, Inc.	85,800	816,266
Celtic Exploration, Ltd. (b)	12,900	229,809
Chariot Resources, Ltd. (a)	8,500	2,378
CIC Energy Corp. (a)	800	1,418
Clairvest Group, Inc.	200	2,257
Claude Resources, Inc. (a)	18,500	13,804
Cogeco Cable, Inc. (b)	6,300	178,162
COM DEV International, Ltd. (a)	24,331	63,315
Comaplex Minerals Corp.	3,200	14,655
Compton Petroleum Corp. (a) (b)	54,500	70,657
Computer Modelling Group, Ltd.	5,000	72,938
Connacher Oil & Gas, Ltd. (a) (b)	126,000	129,273
Consolidated Thompson Iron Mines, Ltd. (a)	15,600	79,881
Constellation Software, Inc.	313	10,507
Corby Distilleries, Ltd.	641	9,357
Corridor Resources, Inc. (a)	31,992	97,574
Corus Entertainment, Inc. (a)	38,600	655,964
Cott Corp. (a) (b)	27,052	197,815
Crew Energy, Inc. (b)	37,600	303,353
Crystallex International Corp.	2,000	513
Dalsa Corp.	4,390	31,610
Delphi Energy Corp.	1,100	1,447
Denison Mines Corp. (a)	107,800	200,086
Detour Gold Corp. (a)	2,900	35,927
Dorel Industries, Inc.	14,400	395,139
Dundee Precious Metals, Inc.	1,500	4,799
DundeeWealth, Inc.	2,300	26,043
Eastern Platinum, Ltd. (a)	117,500	63,564
Eastmain Resources, Inc. (a)	200	259
easyhome, Ltd.	2,000	17,190
ECU Silver Mining, Inc. (a)	4,500	2,308
EGI Financial Holdings, Inc.	900	7,765
Endeavour Silver Corp.	8,100	22,665
Enghouse Systems, Ltd.	1,309	8,412
Ensign Energy Services, Inc. (b)	31,296	474,045
Entree Gold, Inc.	12,200	34,706

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Equinox Minerals, Ltd. (a) (b)	154,700	$499,242
Equitable Group, Inc.	5,801	119,521
Etruscan Resources, Inc.	3,000	1,315
European Goldfields, Ltd. (a) (b)	29,600	137,488
Evertz Technologies, Ltd.	9,079	120,754
Exco Technologies, Ltd.	4,100	6,979
Exfo Electro Optical Engineering, Inc. (a)	2,893	10,173
Fairborne Energy, Ltd. (b)	29,900	125,774
Farallon Mining, Ltd. (a)	28,500	11,430
First Uranium Corp. (a)	26,500	70,937
FirstService Corp. (a)	10,500	202,234
Flint Energy Services, Ltd. (a)	21,500	250,665
FNX Mining Co., Inc. (a)	19,500	170,601
Fronteer Development Group, Inc.	35,040	150,991
Galleon Energy, Inc.	41,400	242,110
Gammon Gold, Inc. (a)	27,400	234,094
Gennum Corp.	5,450	22,163
Gildan Activewear, Inc. (a) (b)	29,700	586,160
Glacier Media, Inc. (a)	9,600	17,013
Glentel, Inc.	3,165	43,040
Gluskin Sheff & Associates, Inc.	3,985	74,337
GMP Capital, Inc.	4,800	60,887
Golden Star Resources, Ltd.	51,900	176,687
Grande Cache Coal Corp. (a)	38,400	142,189
Great Basin Gold, Ltd. (a)	96,700	147,916
Great Canadian Gaming Corp. (a)	30,400	230,804
Greystar Resources, Ltd.	9,000	27,869
Groupe Aeroplan, Inc. (b)	71,334	658,683
Guyana Goldfields, Inc. (a)	800	3,164
Hanfeng Evergreen, Inc. (a)	16,400	92,696
Hanwei Energy Services Corp. (a)	9,200	9,010
Harry Winston Diamond Corp.	26,500	223,686
Heroux-Devtek, Inc. (a)	15,800	76,631
Highpine Oil & Gas, Ltd. (a)	29,600	196,846
Home Capital Group, Inc.	15,600	556,545
HudBay Minerals, Inc. (a)	115,200	1,386,075
IESI-BFC, Ltd.	17,300	223,965
Imax Corp. (a)	9,790	92,408
Industrial Alliance Insurance and Financial Services, Inc.	22,760	622,204
Inmet Mining Corp.	28,900	1,616,233
Intermap Technologies Corp. (a)	10,468	25,873
International Forest Products, Ltd.	5,500	16,056
International Royalty Corp.	2,000	8,059
Iteration Energy, Ltd. (a) (b)	84,100	94,129
Ivanhoe Energy, Inc. (a)	47,689	109,865
Jinshan Gold Mines, Inc. (a)	26,500	35,098
KAB Distribution, Inc. (a)	3,622	18
Kingsway Financial Services, Inc.	25,700	109,545
Kirkland Lake Gold, Inc.	5,500	47,195
Lake Shore Gold Corp. (a) (b)	24,500	65,583
Laramide Resources (a)	8,500	10,069
Laurentian Bank of Canada	12,100	433,034
Le Chateau, Inc.	3,102	35,876
Leon’s Furniture, Ltd.	10,266	99,103
Linamar Corp.	30,800	409,364
Logibec Groupe Informatique, Ltd. (a)	3,700	62,118

Security Description	Shares	Value

Canada—(Continued)
Lundin Mining Corp. (a)	160,556	$540,603
MacDonald Dettwiler & Associates, Ltd. (a) (b)	16,500	483,850
Major Drilling Group International	12,900	261,694
Manitoba Telecom Services, Inc.	3,300	102,557
Maple Leaf Foods, Inc.	33,500	296,833
Marsulex, Inc.	600	5,613
Martinrea International, Inc. (a)	19,700	132,479
Maxim Power Corp. (a)	2,800	8,383
MDC Partners, Inc.	1,800	13,431
MDS, Inc.	51,900	424,533
Mega Uranium, Ltd. (a)	92,800	100,404
Methanex Corp.	62,400	1,085,445
Migao Corp. (a) (b)	13,400	84,863
Miranda Technologies, Inc. (a)	9,673	54,944
Mosaid Technologies, Inc.	3,690	62,157
Neo Material Technologies, Inc. (a)	50,900	181,828
Norbord, Inc.	57,800	95,421
North American Palladium, Ltd. (b)	14,300	39,746
Northgate Minerals Corp.	56,300	151,758
Novagold Resources, Inc. (a)	8,500	43,604
NuVista Energy, Ltd. (a)	37,100	432,196
Open Text Corp. (a)	18,600	695,841
OPTI Canada, Inc. (b)	49,200	98,662
Osisko Mining Corp. (a)	65,972	489,798
Pacific Northern Gas, Ltd.	100	1,753
Paladin Labs, Inc. (a)	1,098	17,942
PAN American Silver Corp. (a)	28,000	641,925
Paramount Resources, Ltd.	16,000	215,492
Parkbridge Lifestyles Communities, Inc. (a)	6,127	22,516
Pason Systems, Inc.	21,400	248,501
Petrolifera Petroleum, Ltd. (a)	13,385	13,483
Platinum Group Metals, Ltd.	8,100	10,199
Plutonic Power Corp. (a)	1,400	4,622
Points International, Ltd.	2,000	653
PolyMet Mining Corp. (a)	4,900	12,888
Progress Energy Resources Corp.	48,900	630,320
Pulse Data, Inc.	7,964	9,656
QLT, Inc. (a)	26,200	96,526
Quadra Mining, Ltd.	20,400	276,846
Quebecor, Inc.	21,600	492,580
Queenston Mining, Inc.	6,256	35,535
Quest Capital Corp.	36,768	39,095
Questerre Energy Corp. (a)	63,900	146,616
Reitmans Canada, Ltd.	24,600	361,836
Resverlogix Corp. (a)	4,700	14,466
Richelieu Hardware, Ltd.	2,500	45,423
Richmont Mines, Inc. (a)	2,800	8,226
RONA, Inc. (a)	38,487	538,455
Rubicon Minerals Corp.	20,900	86,356
Russel Metals, Inc.	21,500	342,107
Samuel Manu-Tech, Inc.	100	471
Sandvine Corp.	85,000	103,064
Savanna Energy Services Corp. (b)	35,500	221,844
Sceptre Investment Counsel, Ltd.	1,403	7,263
SEMAFO, Inc. (a)	49,382	130,807
ShawCor, Ltd.	15,475	417,997
Sherritt International Corp.	213,000	1,521,783

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Shore Gold, Inc.	28,000	$29,250
Sierra Wireless, Inc. (a)	14,900	148,562
Silver Standard Resources, Inc. (a) (b)	32,200	693,164
Silvercorp Metals, Inc. (b)	66,200	314,900
Stantec, Inc. (a)	21,300	532,425
Stella-Jones, Inc.	1,900	38,455
Storm Exploration, Inc. (a)	8,054	110,802
SunOpta, Inc. (a)	24,071	97,887
Superior Plus Corp.	15,700	171,475
SXC Health Solutions Corp. (a)	8,632	403,361
Tanzanian Royalty Exploration Corp. (b)	19,500	55,473
Taseko Mines, Ltd.	37,700	99,863
The Cash Store Financial Services, Inc.	2,405	19,740
The Churchill Corp. (a)	7,000	115,954
The Descartes Systems Group, Inc. (a)	19,100	105,107
The Forzani Group, Ltd.	11,600	146,062
The Jean Coutu Group PJC, Inc.	3,600	32,033
Theratechnologies, Inc. (a)	18,794	45,401
Thompson Creek Metals Co., Inc. (a) (b)	82,900	999,764
Toromont Industries, Ltd.	14,100	302,476
Torstar Corp.	21,500	136,361
Transcontinental, Inc.	34,600	397,586
Transglobe Energy Corp. (a)	18,755	66,648
Transition Therapeutics, Inc.	800	6,417
Trican Well Service, Ltd. (b)	26,900	348,748
Trinidad Drilling, Ltd.	41,100	258,756
TriStar Oil & Gas, Ltd. (a) (b)	52,300	763,415
Uex Corp. (a) (b)	80,900	88,283
Uni-Select, Inc.	1,524	37,668
Uranium One, Inc. (a) (b)	237,600	569,540
Vecima Networks, Inc. (a)	2,500	13,408
Vector Aerospace Corp.	1,295	7,670
Verenex Energy, Inc. (a) (b)	10,029	59,866
Vero Energy, Inc. (a)	12,500	47,335
Virginia Mines, Inc. (a)	2,335	10,911
Viterra, Inc. (a)	34,999	341,162
Webtech Wireless, Inc.	1,800	2,216
Wesdome Gold Mines, Ltd.	10,400	19,885
West Energy, Ltd. (a)	21,947	53,017
West Fraser Timber Co., Ltd. (b)	13,000	330,411
Western Financial Group, Inc.	13,359	28,160
Westport Innovations, Inc. (a)	13,195	167,376
Wi-Lan, Inc.	38,724	75,848
Winpak, Ltd.	5,340	44,328
Xtreme Coil Drilling Corp. (a)	5,600	29,250
ZCLComposites, Inc.	6,881	24,773

		43,502,863

Cayman Islands—0.6%
AAC Acoustic Technologies Holdings, Inc. (HKD)	162,000	176,866
China Infrastructure Investment, Ltd. (HKD) (a)	160,000	4,835
China Metal International Holdings, Inc. (HKD)	258,000	52,358
China Timber Resources Group, Ltd. (HKD)	200,000	3,385
China Ting Group Holdings, Ltd. (HKD)	54,000	7,948
CNNC International, Ltd. (HKD) (a)	40,000	45,082
Daphne International Holdings, Ltd. (HKD)	396,000	285,846

Security Description	Shares	Value

Cayman Islands—(Continued)
Eagle Nice International Holdings, Ltd. (HKD)	16,000	$4,462
Far East Consortium (HKD)	439,000	120,986
Global Green Tech Group, Ltd. (HKD)	98,000	4,080
Heng Tai Consumables Group, Ltd. (HKD) (a)	110,000	6,624
HKR International, Ltd. (HKD)	348,800	137,770
Hutchison Tellecommunications International, Ltd. (HKD) (a)	547,000	113,356
Kantone Holdings, Ltd. (HKD)	180,000	4,567
Lee & Man Paper Manufacturing, Ltd. (HKD)	389,600	686,716
Luen Thai Holdings, Ltd. (HKD)	43,000	3,875
Neo-Neon Holdings, Ltd. (HKD)	21,000	9,157
Norstar Founders Group, Ltd. (HKD)	120,000	11,303
Pacific Textile Holdings, Ltd. (HKD)	63,000	22,067
Polytec Asset Holdings, Ltd. (HKD)	245,000	44,038
Sa Sa International Holdings, Ltd. (HKD)	260,000	113,131
Samson Holding, Ltd. (HKD)	414,000	85,379
Solomon Systech International, Ltd. (HKD)	120,000	11,537
Stella International Holdings, Ltd. (HKD)	70,000	117,244
Subsea 7, Inc. (NOK) (a)	14,200	191,110
Superb Summit International Timber Co., Ltd. (HKD)	3,800,000	17,573
TCC International Holdings, Ltd. (HKD)	124,000	55,878
The Ming An Holdings Co., Ltd. (HKD)	312,000	80,143
The United Laboratories, Ltd. (HKD)	58,000	22,058
Truly International Holdings (HKD)	84,000	90,018
Value Partners Group, Ltd. (HKD)	91,000	38,012
Vedan International Holdings, Ltd. (HKD)	52,000	4,410
Xinyi Glass Holdings Co., Ltd. (HKD)	354,000	247,125

		2,818,939

Cyprus—0.1%
Prosafe Production Public, Ltd. (NOK) (a)	120,500	286,672
ProSafe SE (NOK)	54,300	279,423
Songa Offshore SE (NOK) (a)	3,500	16,715

		582,810

Denmark—1.0%
ALK-Abello A/S	1,932	180,688
Alm Brand A/S (a)	4,837	114,845
Amagerbanken A/S	8,900	102,617
Ambu A/S	102	2,205
Auriga Industries	10,326	190,833
Bang & Olufsen A/S (b)	16,200	209,139
Bavarian Nordic A/S (a)	2,907	132,950
BoConcept Holding A/S	228	6,081
Capinordic A/S (a)	51,241	25,566
D/S Norden	2,391	90,611
Dalhoff, Larsen & Horneman A/S	4,113	27,886
East Asiatic Co., Ltd. A/S	3,471	125,392
Fionia Bank A/S	6,891	43,329
GN Store Nord	150,500	822,349
Harboes Bryggeri A/S	1,454	36,283
IC Companys A/S	5,141	137,849
NeuroSearch A/S	5,847	171,895
NKT Holding A/S	7,497	439,285
Parken Sport & Entertainment A/S	419	40,424

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
PER Aarsleff A/S	822	$93,577
Ringkjoebing Landbobank A/S	1,165	148,812
Rockwool International A/S	572	51,371
Royal UNIBREW A/S	507	17,544
Satair A/S	933	32,996
Schouw & Co.	7,163	146,729
SimCorp A/S	2,760	567,573
Sjaelso Gruppen	4,872	15,641
Solar Holdings A/S	1,841	100,795
Spar Nord Bank A/S	6,592	83,190
Sydbank A/S	19,877	522,652
Thrane & Thrane A/S	1,621	44,343
TK Development (a)	13,748	71,909
TopoTarget A/S	49,340	31,611
Torm A/S	8,219	82,818
Vestjysk Bank A/S	3,112	66,118

		4,977,906

Finland—3.1%
Ahlstrom Oyj	422	5,711
Alma Media	25,883	275,724
Amer Sports Oyj (b)	28,334	246,160
Aspo Oyj	6,855	59,984
Atria, Plc.	4,955	86,347
BasWare Oyj	2,480	38,895
Cargotec Corp.	1,756	41,354
Comptel, Plc.	40,187	47,609
Cramo Oyj	1,511	23,825
Elektrobit Corp.	43,163	47,392
Elisa Oyj	90,602	1,859,958
F-Secure Oyj	42,089	179,600
Finnair Oyj	2,048	12,431
Finnlines Oyj	9,624	111,364
Fiskars Oyj	14,230	221,694
HKScan Oyj	11,438	156,174
Huhtamaki Oyj	20,463	260,559
Ilkka Yhtyma Oyj (Subscription Shares) (a)	1,158	10,452
Ilkka-Yhtyma Oyj	1,544	13,964
Kemira Oyj	7,281	116,408
Kesko Oyj	24,322	816,474
Konecranes Oyj	5,660	161,607
Lassila & Tikanoja Oyj	2,660	63,888
Lemminkainen Oyj	2,897	112,574
Metso Oyj	22,176	625,585
Nokian Renkaat Oyj (b)	19,256	449,330
Olvi Oyj	3,420	111,784
Oriola-KD Oyj	43,612	265,575
Orion Oyj (Series A)	16,237	302,113
Orion Oyj (Series B)	38,614	713,918
Outokumpu Oyj	47,561	893,353
Outotec Oyj (b)	5,661	180,506
PKC Group Oyj	12,102	90,709
Pohjola Bank, Plc.	86,695	990,165
Poyry Oyj	18,838	341,867
Raisio, Plc.	52,300	191,057
Ramirent Oyj	63,927	714,452

Security Description	Shares	Value

Finland—(Continued)
Rapala VMC Oyj	7,700	$51,690
Rautaruukki Oyj	13,534	324,385
Ruukki Group Oyj	134,022	376,780
Sanoma Oyj (b)	32,893	726,920
Scanfil Oyj	10,528	40,818
Stockmann Oyj Abp	4,963	130,917
Talentum Oyj	17,316	48,135
Tecnomen Oyj (a)	33,483	49,058
Tietoenator Oyj	45,067	898,153
Uponor Oyj	27,006	449,445
Vacon, Plc.	131	4,889
Vaisala Oyj	3,399	123,746
Wartsila Oyj	1,644	65,986
YIT Oyj	28,189	535,890

		14,667,374

France—5.0%
Alten, Ltd. (a)	8,682	233,673
Altran Technologies S.A. (a)	53,165	295,614
April Group	5,915	249,356
Assystem	9,046	110,411
Atos Origin S.A.	29,838	1,507,910
Audika	2,239	69,780
Beneteau S.A.	21,876	377,899
BioMerieux	134	14,732
Boiron S.A.	3,639	133,157
Bonduelle S.C.A.	1,643	168,888
Bongrain S.A.	1,234	95,289
Bourbon S.A.	17,435	804,126
Bull S.A. (a)	38,888	189,710
Canal Plus	27,664	225,657
Carbone Lorraine (b)	5,881	217,294
Cegedim S.A.	575	53,895
Cegid Group	1,784	41,957
Cie Generale de Geophysique-Veritas (a)	38,841	908,737
Ciments Francais S.A.	2,486	279,001
Club Mediterranee (a)	9,320	220,172
Delachaux S.A.	1,552	118,358
Derichebourg	37,828	211,045
EDF Energies Nouvelles S.A. (b)	9,918	548,565
Electricite de Strasbourg	88	14,940
Entrepose Contracting	219	18,818
Etablissements Maurel et Prom	58,352	1,179,345
Euler Hermes S.A.	9,804	841,181
Euro Disney S.C.A. (a)	12,177	111,371
Exel Industries	601	25,942
Fimalac	4,975	262,207
Fleury Michon S.A.	141	6,962
GFI Informatique	21,618	119,894
GIFI	328	20,820
GL Events	3,491	80,661
Groupe Eurotunnel S.A.	80,399	822,930
Groupe Steria S.C.A.	17,405	618,930
Guerbet	570	89,973
Guyenne et Gascogne S.A.	1,147	116,617
Havas S.A.	16,459	70,026

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Infogrames Entertainment S.A. (a)	6,728	$103,243
Ingenico (b)	14,356	399,376
Inter Parfums S.A.	280	7,865
IPSOS	10,750	333,676
Kaufman & Broad S.A.	2,689	86,773
Korian	1,998	55,455
Laurent-Perrier	1,269	103,843
Lectra	6,736	23,943
LISI	2,049	112,088
LVL Medical Groupe S.A. (a)	3,308	72,634
M6-Metropole Television	19,537	514,016
Manitou BF S.A.	5,232	85,379
Manutan International	64	3,708
Marseill Tunnel Prado-Carena	219	8,369
Meetic (a)	5,080	169,976
Naturex	298	12,862
Neopost S.A.	9,432	846,527
Nexans S.A.	6,440	520,801
Norbert Dentressangle	1,639	105,734
NRJ Groupe	14,208	134,089
Orpea (a)	8,307	383,546
PagesJaunes Groupe	8,240	106,870
Pierre & Vacances	2,151	185,189
Rallye S.A. (b)	10,003	356,331
Recylex S.A. (a)	9,886	132,259
Remy Cointreau S.A.	3,293	137,848
Rexel S.A.	52,688	758,829
Rhodia S.A.	12,820	195,314
Robertet S.A.	14	1,685
Rubis	3,804	347,545
S.O.I.T.E.C. (a) (b)	51,917	727,793
Saft Groupe S.A. (a)	8,605	480,162
Samse S.A.	24	2,098
SEB S.A.	17,139	910,707
Sechilienne-Sidec	7,641	325,455
SeLoger.com (a)	7,313	293,675
Société BIC S.A.	8,611	612,443
Somfy S.A.	75	16,084
Sopra Group S.A.	2,210	145,928
Stallergenes	3,301	288,771
STEF-TFE	599	34,786
Sucriere de Pithiviers-Le-Vieil	2	1,835
Synergie S.A.	400	10,619
Teleperformance	23,774	798,006
UBISOFT Entertainment	14,584	276,945
Union Financiere de France BQE S.A.	1,243	47,277
Valeo S.A. (b)	4,724	124,742
Viel et Compagnie	2,379	12,432
Vilmorin & Cie (b)	1,904	215,689
Virbac S.A.	1,074	110,082
VM Materiaux S.A.	181	11,597
Zodiac S.A. (b)	18,577	737,246

		23,965,988

Germany—5.4%
Aareal Bank AG	1,506	36,106
Aixtron AG	45,746	1,246,397

Security Description	Shares	Value

Germany—(Continued)
Augusta Technologie AG	3,157	$44,248
Bauer AG	4,376	183,707
Bechtle AG	5,404	136,576
Bertrandt AG	2,364	61,359
Bilfinger Berger AG	17,901	1,240,586
Biotest AG	1,525	96,769
Borussia Dortmund GmbH & Co. KGaA (a)	20,822	28,613
Carl Zeiss Meditec AG	16,046	261,008
CENTROTEC Sustainable AG (a)	1,227	15,705
Cewe Color Holding AG	2,667	92,742
Comdirect Bank AG	15,966	155,503
CropEnergies AG (a)	2,615	10,603
CTS Eventim AG	4,715	213,406
Curanum AG	13,816	72,228
DAB Bank AG	8,986	48,887
Demag Cranes AG	758	27,220
Deutsche Wohnen AG (b)	11,706	115,310
Douglas Holding AG	17,687	809,461
Drillisch AG	21,043	124,308
Duerr AG	3,254	61,385
Duetz AG (a)	22,978	116,968
Elexis AG	1,232	15,043
ElringKlinger AG	14,732	303,042
Evotec AG (a)	61,225	149,550
Fielmann AG	5,744	417,536
Freenet AG	46,549	635,964
Fuchs Petrolub AG	1,119	72,690
GEA Group AG	51,999	1,084,607
Gerresheimer AG	14,605	458,813
Gerry Weber International AG	5,762	191,003
Gesco AG	257	14,852
GFK AG	7,350	254,943
Grammer AG	1,044	10,262
Grenkeleasing AG	2,244	88,683
Hamburger Hafen und Logistik AG	1,811	81,566
Hawesko Holding AG	570	15,813
Heidelberger Druckmaschinen AG	16,242	168,387
Indus Holding AG	5,328	90,628
Interseroh SE	398	27,692
IVG Immobilen AG	35,762	391,327
Jenoptik AG (a)	17,633	94,162
Kizoo AG	3,469	30,859
Kloeckner & Co. SE	20,750	475,227
Kontron AG	23,077	282,937
Krones AG (b)	7,664	407,239
KUKA AG (b)	1,072	16,247
KWS Saat AG	1,133	197,059
Leoni AG	11,590	263,896
Loewe AG	2,442	38,049
Manz Automation AG (a)	1,003	79,474
Medigene AG (a)	13,692	104,172
Medion AG	19,429	208,302
MLP AG	27,190	315,442
Morphosys AG (a)	8,735	218,780
MTU Aero Engines Holding AG (a)	22,938	1,086,050
MVV Energie AG	1,372	61,876
Norddeutsche Affinerie AG	686	28,590

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Nordex AG	9,267	$161,621
Pfeiffer Vacuum Technology AG	733	60,124
Pfleiderer AG (a)	14,776	178,162
Plambeck Neue Energien AG	16,515	52,671
Praktiker Bau- und Heimwerkermaerkte AG	22,632	312,202
Premiere AG (a)	53,303	284,398
QSC AG (a)	47,186	125,679
R Stahl AG	196	5,014
Rational AG	1,474	206,614
REpower Systems AG	526	83,020
Rheinmetall AG	15,260	904,158
Rhoen Klinikum AG (a)	36,368	926,132
Roth & Rau AG (a)	639	24,340
SGL Carbon AG (a)	29,327	1,199,392
Singulus Technologies (b)	16,486	59,087
Sixt AG	3,308	100,313
Software AG	9,255	784,877
Solar Millennium AG (a)	7,256	250,590
Solarworld AG (b)	15,574	378,310
Solon SE	1,677	22,571
Stada Arzneimittel AG	26,958	736,664
Stratec Biomedical Systems	3,381	105,398
Suedzucker AG	21,707	440,282
Symrise AG	59,811	1,139,696
Takkt AG	4,447	56,061
Telegate AG	1,956	24,774
Tognum AG	33,723	576,586
United Internet AG (b)	77,509	1,170,410
Versatel AG (a)	2,108	20,629
Vossloh AG	4,207	476,923
Wacker Construction Equipment AG	10,000	121,924
Washtec AG (a)	1,665	17,719
Wincor Nixdorf AG	14,279	918,889
Wirecard AG	23,796	283,725

		25,788,812

Greece—1.7%
Aegean Airlines S.A.	598	3,843
Agricultural Bank of Greece	143,570	327,771
Alapis Holding Industrial & Commercial S.A.	417,691	369,203
Anek Lines S.A.	58,063	74,665
Bank of Attica	17,775	57,682
Bank of Greece	6,909	493,075
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	43,996	147,474
Ellaktor S.A.	85,036	744,672
Emporiki Bank S.A.	6,781	49,621
Forthnet S.A. (a)	56,130	141,169
Fourlis Holdings S.A.	22,201	349,569
Frigoglass S.A.	13,245	162,451
GEK Terna S.A.	21,810	205,007
Geniki Bank (a)	24,393	31,325
Hellenic Duty Free Shops S.A.	6,376	63,538
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	29,646	378,178
Hellenic Petroleum S.A.	61,438	698,281

Security Description	Shares	Value

Greece—(Continued)
Iaso S.A.	9,418	$55,980
Intracom Holdings S.A. (a)	56,166	145,058
Lambrakis Press S.A.	7,345	32,145
Marfin Investment Group S.A.	6,562	28,377
Metka S.A.	9,569	123,808
Michaniki S.A.	26,207	66,800
Motor Oil Hellas Corinth Refineries S.A.	20,217	328,343
Mytilineos Holdings S.A.	51,860	442,378
Piraeus Port Authority	4,532	89,966
S&B Industrial Minerals S.A.	8,929	69,347
Sarantis S.A.	14,104	110,059
Singularlogic S.A.	14,779	66,734
Teletypos S.A. Mega Channel	3,647	25,008
Terna Energy S.A.	7,545	66,401
The Athens Water Supply & Sewage Co. S.A.	18,721	160,024
Titan Cement Co. S.A.	41,339	1,432,679
TT Hellenic Postbank S.A.	32,975	232,113
Viohalco	30,580	202,877

		7,975,621

Hong Kong—0.8%
Allied Group, Ltd.	22,000	51,460
Allied Properties HK, Ltd.	610,000	97,206
Asia Financial Holdings, Ltd.	300,000	98,414
Capital Estate, Ltd. (a)	945,000	4,731
China Yunnan Tin Minerals Group Co., Ltd.	188,000	4,637
Chong Hing Bank, Ltd.	52,000	100,535
Citic 1616 Holdings, Ltd.	164,000	43,380
Cross-Harbour Holdings, Ltd.	63,000	62,148
Dah Sing Banking Group, Ltd.	167,600	214,721
Dah Sing Financial Holdings, Ltd.	48,000	276,934
Emperor International Holdings	206,000	35,481
eSun Holdings, Ltd.	332,000	50,788
Fubon Bank Hong Kong, Ltd.	176,000	75,807
Galaxy Entertainment Group, Ltd. (a)	672,000	296,758
Goldin Properties Holdings, Ltd.	62,000	23,723
Harbour Centre Development, Ltd.	54,000	43,393
Hon Kwok Land Investment Co., Ltd.	70,000	20,946
Hung Hing Printing Group, Ltd.	100,000	27,289
Jinhui Holdings, Ltd.	22,000	6,537
Keck Seng Investments	12,000	6,118
Kowloon Development Co., Ltd.	165,000	167,230
Lai Sun Development (a)	1,548,000	25,403
Lippo, Ltd.	122,000	39,109
Liu Chong Hing Investment	72,000	60,397
Melco International Development	458,000	293,003
Natural Beauty Bio-Technology, Ltd.	240,000	40,844
Next Media, Ltd.	202,000	25,697
Ports Design, Ltd.	157,000	389,587
Shell Electric Manufacturing Holdings Co, Ltd.	8,000	6,039
Shui On Construction & Materials, Ltd.	48,000	66,399
Shun Tak Holdings, Ltd.	314,000	236,925
Singamas Container Holdings, Ltd.	44,000	7,514
Sun Hung Kai & Co., Ltd.	112,000	84,573
Techtronic Industries Co., Ltd.	380,500	314,430
The Hongkong & Shanghai Hotels	149,000	192,928

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Vitasoy International Holdings, Ltd.	294,000	$176,520
Wai Kee Holdings, Ltd. (a)	22,000	3,871
Wheelock Properties, Ltd.	185,000	118,379
Wing On Co. International, Ltd.	37,000	49,309

		3,839,163

Ireland—1.1%
C&C Group, Plc.	200,973	846,701
DCC, Plc.	34,780	900,106
Dragon Oil, Plc. (a)	121,262	750,813
FBD Holdings, Plc.	13,939	154,969
Glanbia, Plc.	43,888	178,480
Grafton Group, Plc.	110,585	629,435
Greencore Group, Plc.	89,512	206,645
IFG Group, Plc.	25,945	56,540
Irish Continental Group, Plc.	2,602	45,066
Paddy Power, Plc.	18,845	573,612
Smurfit Kappa Group, Plc.	72,639	572,540
The Governor & Co. of the Bank of Ireland	62,012	307,451

		5,222,358

Italy—3.5%
ACEA S.p.A.	7,278	95,322
AcegasAps S.p.A.	8,490	55,851
Actelios S.p.A.	2,562	14,149
Amplifon S.p.A.	40,752	164,269
Ansaldo STS S.p.A. (a)	28,182	577,209
Antichi Pellettieri S.p.A.	9,305	11,685
Arnoldo Mondadori Editore S.p.A. (b)	53,051	265,023
Astaldi S.p.A.	26,266	229,039
Autogrill S.p.A.	5,173	62,588
Azimut Holding S.p.A.	54,152	684,505
Banca Finnat Euramerica S.p.A.	51,884	49,771
Banca Generali S.p.A.	17,097	213,055
Banca IFIS S.p.A.	3,121	36,631
Banca Intermobiliare S.p.A.	15,011	68,693
Banca Popolare di Milano Scarl	129,511	985,767
Banco di Desio e della Brianza S.p.A.	21,066	140,534
Benetton Group S.p.A.	25,978	263,458
Biesse S.p.A.	6,021	50,274
Bonifica Ferraresi e Imprese Agricole S.p.A.	604	35,070
Brembo S.p.A.	15,672	130,100
Bulgari S.p.A. (b)	61,933	479,237
Buzzi Unicem S.p.A.	19,894	344,021
Caltagirone Editore S.p.A.	6,273	19,839
Carraro S.p.A.	5,504	22,249
Cementir Holding S.p.A.	25,410	133,165
CIR-Compagnie Industriali Riunite S.p.A.	272,712	613,380
Credito Artigiano S.p.A.	7,992	22,756
Credito Bergamasco S.p.A.	1,543	60,297
Credito Emiliano S.p.A.	41,264	262,642
Davide Campari-Milano S.p.A.	74,394	668,180
De’Longhi S.p.A.	4,532	16,613
DiaSorin S.p.A.	9,773	329,101
Digital Multimedia Technologies S.p.A. (a)	3,021	45,569
ERG S.p.A.	24,323	369,914

Security Description	Shares	Value

Italy—(Continued)
Esprinet S.p.A.	13,663	$146,729
Eurotech S.p.A. (a)	15,434	71,583
Fastweb (a)	7,060	198,382
Fiera Milano S.p.A.	6,655	50,130
Fondiaria-Sai S.p.A.	8,314	175,076
Gemina S.p.A.	405,139	391,567
Geox S.p.A. (b)	35,122	304,425
Gewiss S.p.A.	6,331	28,813
Gruppo Coin S.p.A.	22,007	124,501
Gruppo Editoriale L’Espresso S.p.A.	51,547	140,647
Hera S.p.A.	187,453	456,357
IMMSI S.p.A.	31,138	38,988
Impregilo S.p.A.	130,713	572,787
Indesit Co. S.p.A.	17,777	177,645
Industria Macchine Automatiche S.p.A.	3,204	58,615
Interpump Group S.p.A.	25,267	161,863
Iride S.p.A. (b)	150,774	295,516
Italcementi S.p.A.	22,454	346,043
Italmobiliare S.p.A.	4,014	196,522
Juventus Football Club S.p.A. (a)	9,266	13,904
KME Group S.p.A.	46,746	33,811
Landi Renzo S.p.A.	18,215	82,864
Lottomatica S.p.A.	14,778	331,142
Mariella Burani S.p.A.	6,116	22,099
MARR S.p.A.	7,654	69,179
Milano Assicurazioni S.p.A.	131,962	468,142
Mirato S.p.A.	2,670	21,078
Nice S.p.A. (a)	7,301	31,522
Permasteelisa S.p.A.	6,995	135,622
Piaggio & C S.p.A.	64,250	139,915
Piccolo Credito Valtellinese Scarl	96,997	1,000,762
Pirelli & Co. S.p.A.	1,246,011	668,691
Poltrona Frau S.p.A.	22,268	29,337
Recordati S.p.A.	40,075	283,576
Reno de Medici S.p.A.	38,858	12,659
Sabaf S.p.A.	947	22,276
Seat Pagine Gialle S.p.A.	4,576	1,544
Societa Cattolica di Assicurazioni Scrl	20,110	699,986
Societa Iniziative Autostradali e Servizi S.p.A.	26,300	232,924
Sogefi S.p.A.	21,121	49,940
Sorin S.p.A.	102,216	172,332
Telecom Italia Media S.p.A.	247,261	46,454
Tod’s S.p.A.	6,175	422,100
Trevi Finanziaria S.p.A.	13,527	234,791
Vianini Lavori S.p.A.	1,530	10,930
Vittoria Assicurazioni S.p.A.	11,118	68,169
Zignago Vetro S.p.A. (a)	3,750	21,190

		16,783,084

Japan—23.5%
Accordia Golf Co., Ltd. (b)	157	147,979
Achilles Corp.	66,000	106,970
ADEKA Corp.	20,000	199,814
Aderans Holdings Co., Ltd.	16,900	240,367
Advan Co., Ltd.	8,500	59,648
Aeon Delight Co., Ltd.	4,800	67,926

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aeon Fantasy Co., Ltd.	4,300	$52,610
Aeon Hokkaido Corp.	9,600	32,097
Ahresty Corp.	5,800	45,581
Ai Holdings Corp.	15,400	54,240
Aica Kogyo Co., Ltd.	23,900	254,379
Aichi Corp. (b)	12,500	63,307
Aichi Machine Industry Co., Ltd.	37,000	96,893
Aichi Steel Corp. (b)	33,000	138,015
Aichi Tokei Denki Co., Ltd.	3,000	9,032
Aida Engineering, Ltd.	26,800	88,581
Aigan Co., Ltd.	8,000	50,315
Aiphone Co., Ltd.	5,300	95,097
Airport Facilities Co., Ltd.	8,800	52,246
Aisan Industry Co., Ltd.	10,300	74,199
Akebono Brake Industry Co., Ltd. (b)	16,500	121,573
Aloka Co., Ltd. (b)	8,200	79,363
Alpen Co., Ltd.	5,200	94,793
Alpha Systems, Inc. (b)	2,200	45,298
Alpine Electronics, Inc.	15,800	147,333
Alps Electric Co., Ltd.	58,300	335,282
Alps Logistics Co., Ltd.	2,600	24,972
Altech Corp.	2,600	16,135
Amano Corp. (b)	20,600	178,418
Amiyaki Tei Co., Ltd.	20	34,620
Amuse, Inc.	2,600	29,581
Ando Corp.	37,000	53,631
Anest Iwata Corp.	12,000	41,227
Anritsu Corp. (b)	42,000	142,996
AOC Holdings, Inc. (b)	13,400	84,744
Aohata Corp.	500	8,386
AOKI Holdings, Inc.	11,800	132,802
Aoyama Trading Co., Ltd.	9,100	155,743
Arakawa Chemical Industries, Ltd.	6,500	75,315
Araya Industrial Co., Ltd.	25,000	36,805
Arcs Co., Ltd.	10,000	159,231
Ariake Japan Co., Ltd.	8,500	141,093
Arisawa Manufacturing Co., Ltd.	14,700	104,859
Aronkasei Co., Ltd.	4,000	16,929
Art Corp.	3,700	63,362
As One Corp.	5,000	95,177
Asahi Diamond Industrial Co., Ltd. (b)	20,000	144,955
Asahi Holdings, Inc.	8,500	144,028
Asahi Kogyosha Co., Ltd.	11,000	45,022
Asahi Organic Chemicals Industry Co., Ltd. (b)	30,000	80,162
Asahi TEC Corp. (a)	628,000	217,380
Asatsu-DK, Inc. (b)	10,000	211,870
Ashimori Industry Co., Ltd.	25,000	40,306
ASICS Trading Co., Ltd.	800	9,595
ASKA Pharmaceutical Co., Ltd.	10,000	97,179
ASKUL Corp.	5,700	123,817
Asunaro Aoki Construction Co., Ltd.	7,000	37,891
Atom Corp. (b)	18,900	61,370
Atsugi Co., Ltd.	88,000	118,372
Autobacs Seven Co., Ltd. (b)	8,900	327,305
Avex Group Holdings, Inc. (b)	12,000	111,567
Bando Chemical Industries, Ltd.	37,000	103,449
Bank of the Ryukyus, Ltd.	17,900	219,688

Security Description	Shares	Value

Japan—(Continued)
Belluna Co., Ltd.	11,950	$50,623
Best Denki Co., Ltd.	25,500	120,543
BIC Camera, Inc.	175	63,295
BML, Inc.	1,100	31,880
Bookoff Corp.	6,000	90,285
Bunka Shutter Co., Ltd. (b)	21,000	79,687
CAC Corp. (b)	6,200	49,032
Calsonic Kansei Corp.	73,000	205,662
Canon Electronics, Inc.	5,600	104,770
Canon Finetech, Inc.	7,300	95,102
Capcom Co., Ltd. (b)	12,100	237,521
Carchs Co., Ltd. (a)	54,500	20,726
Catena Corp.	11,500	28,020
Cawachi, Ltd.	7,900	180,733
Central Glass Co., Ltd.	40,000	177,013
Central Security Patrols Co., Ltd.	3,200	33,417
Century Leasing System, Inc. (b)	12,100	131,683
CFS Corp.	5,500	36,641
Chino Corp.	14,000	39,156
Chiyoda Co., Ltd.	10,700	152,704
Chofu Seisakusho Co., Ltd.	6,900	145,932
Chori Co., Ltd.	64,000	69,008
Chubu Shiryo Co., Ltd.	10,000	87,086
Chudenko Corp. (b)	9,900	163,242
Chuetsu Pulp & Paper Co., Ltd.	44,000	106,216
Chugai Mining Co., Ltd.	67,700	31,625
Chugai Ro Co., Ltd.	24,000	72,568
Chugoku Marine Paints, Ltd.	22,000	137,950
Chuo Denki Kogyo Co., Ltd.	8,000	63,294
Chuo Spring Co., Ltd.	13,000	38,423
Circle K Sunkus Co., Ltd.	13,300	200,955
CKD Corp.	29,500	211,627
Clarion Co., Ltd.	51,000	47,038
Cleanup Corp.	9,100	71,044
CMIC Co., Ltd.	50	13,791
CMK Corp.	20,100	171,147
Co-Op Chemical Co., Ltd. (a) (b)	14,000	26,138
Coca-Cola Central Japan Co., Ltd.	9,500	132,602
Colowide Co., Ltd. (b)	14,500	97,514
Commuture Corp.	12,000	87,446
Computer Engineering & Consulting, Ltd.	6,000	37,553
Core Corp.	3,000	21,205
Corona Corp.	5,600	76,365
Cosel Co., Ltd. (b)	6,700	88,907
Cosmos Pharmaceutical Corp.	700	18,373
Create Medic Co., Ltd.	1,800	18,283
Cross Plus, Inc.	1,100	11,271
CSK Holdings Corp. (b)	32,000	121,272
CTI Engineering Co., Ltd.	4,700	28,361
Culture Convenience Club Co., Ltd. (b)	26,800	174,579
Cybozu, Inc.	119	30,918
Dai Nippon Toryo Co., Ltd.	35,000	39,656
Dai-Dan Co., Ltd.	16,000	94,438
Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,000	42,290
Daido Kogyo Co., Ltd.	9,000	14,915
Daido Metal Co., Ltd. (b)	16,000	52,769
Daidoh, Ltd.	8,800	66,019

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daifuku Co., Ltd.	29,500	$197,395
Daihen Corp. (b)	46,000	188,391
Daiichi Chuo Kisen Kaisha (b)	57,000	127,801
Daiichi Jitsugyo Co., Ltd. (b)	20,000	60,240
Daiken Corp.	33,000	87,711
Daiki Aluminium Industry Co., Ltd.	19,000	44,380
Daiko Clearing Services Corp. (b)	5,200	25,920
Daikoku Denki Co., Ltd.	4,200	94,776
Daikokutenbussan Co., Ltd.	1,200	26,181
Daikyo, Inc. (b)	87,000	199,360
Daimei Telecom Engineering Corp.	15,000	147,873
Dainichi Co., Ltd.	4,700	34,764
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	28,000	92,429
Dainippon Screen Manufacturing Co., Ltd. (b)	70,000	262,880
Daio Paper Corp.	24,000	225,447
Daiseki Co., Ltd. (b)	10,200	201,455
Daiso Co., Ltd.	27,000	84,545
Daisyo Corp.	4,900	67,584
Daiwa Industries, Ltd.	18,000	103,878
Daiwa Seiko, Inc.	37,000	47,799
Daiwabo Co., Ltd. (b)	49,000	203,502
DC Co., Ltd.	5,600	17,059
DCM Japan Holdings Co., Ltd. (b)	28,700	195,402
Denki Kogyo Co., Ltd.	19,000	97,684
Denyo Co., Ltd.	10,700	88,126
Descente, Ltd.	18,000	82,671
DIC Corp.	81,000	115,447
DMW Corp.	700	12,485
Doshisha Co., Ltd.	4,600	96,700
Doutor Nichires Holdings Co., Ltd.	9,700	149,068
Dowa Holdings Co., Ltd.	48,000	289,849
Dr. Ci:Labo Co., Ltd. (b)	16	32,781
DTS Corp.	8,900	81,274
Duskin Co., Ltd.	19,800	371,870
Dwango Co., Ltd. (b)	34	77,761
Dydo Drinco, Inc.	4,300	142,605
eAccess, Ltd.	417	291,095
Eagle Industry Co., Ltd.	13,000	67,869
Earth Chemical Co., Ltd. (b)	3,600	116,119
EBARA Corp. (b)	71,000	311,589
EDION Corp. (b)	39,000	337,196
Eiken Chemical Co., Ltd.	7,500	89,418
Eizo Nanao Corp.	6,800	161,397
Enplas Corp. (b)	5,700	109,315
EPS Co., Ltd.	4	16,618
ESPEC Corp.	8,800	52,688
Exedy Corp.	11,400	249,895
Falco Biosystems, Ltd.	3,100	34,508
Fancl Corp.	9,000	143,137
FCC Co., Ltd.	9,400	164,345
FDK Corp. (a)	42,000	55,978
Foster Electric Co., Ltd. (b)	7,200	157,822
FP Corp. (b)	3,700	191,931
France Bed Holdings Co., Ltd. (b)	53,000	75,768
Fudo Tetra Corp.	61,400	44,335
Fuji Co., Ltd./Ehime	5,300	103,677

Security Description	Shares	Value

Japan—(Continued)
Fuji Corp., Ltd.	12,200	$47,320
Fuji Electric Holdings Co., Ltd. (b)	108,000	198,463
Fuji Kiko Co., Ltd.	12,000	15,097
Fuji Kyuko Co., Ltd.	20,000	94,342
Fuji Oil Co., Ltd. (b)	19,400	273,926
Fuji Seal International, Inc.	700	14,175
Fuji Soft, Inc. (b)	7,000	117,426
Fujibo Holdings, Inc.	30,000	47,450
Fujico Co., Ltd.	8,000	95,183
Fujikura Kasei Co., Ltd.	9,600	53,876
Fujita Kanko, Inc.	30,000	126,377
Fujitec Co., Ltd.	33,000	187,468
Fujitsu Frontech, Ltd.	7,400	73,675
Fujitsu General, Ltd.	18,000	62,406
Fujiya Co., Ltd. (a) (b)	43,000	77,043
Fukuda Corp.	20,000	38,919
Fukushima Industries Corp.	1,700	16,304
Fukuyama Transporting Co., Ltd. (b)	33,000	175,450
Fumakilla, Ltd.	8,000	37,016
Funai Consulting Co., Ltd.	8,700	49,645
Funai Electric Co., Ltd. (b)	5,100	232,480
Furukawa Battery Co., Ltd. (a) (b)	6,000	52,982
Furukawa Co., Ltd. (b)	124,000	173,075
Furukawa-Sky Aluminum Corp.	39,000	67,047
Furusato Industries, Ltd.	5,400	40,931
Fuso Pharmaceutical Industries, Ltd. (b)	29,000	91,786
Futaba Corp.	12,900	210,116
Futaba Industrial Co., Ltd. (b)	27,800	116,220
Future Architect, Inc.	68	28,823
Fuyo General Lease Co., Ltd.	8,100	181,425
Gakken Co., Ltd. (b)	34,000	90,852
Gecoss Corp.	8,800	41,710
Genki Sushi Co., Ltd.	2,200	29,479
Geo Corp. (b)	142	137,824
GMO internet, Inc. (b)	14,200	62,289
Godo Steel, Ltd.	63,000	123,036
Goldcrest Co., Ltd. (b)	6,290	189,616
Goldwin, Inc. (a)	20,000	42,771
Gourmet Kineya Co., Ltd.	1,000	7,008
Green Hospital Supply, Inc. (b)	107	75,980
Gulliver International Co., Ltd. (b)	1,770	124,370
Gun-Ei Chemical Industry Co., Ltd.	20,000	47,932
Gunze, Ltd.	60,000	274,268
H2O Retailing Corp. (b)	40,000	251,239
Hakuto Co., Ltd.	5,800	56,527
Hakuyosha Co., Ltd.	2,000	5,769
Hanwa Co., Ltd.	65,000	234,712
Happinet Corp.	3,400	47,004
Harashin Narus Holdings Co., Ltd.	5,600	65,523
Harima Chemicals, Inc.	2,000	10,200
Haseko Corp. (b)	272,000	264,186
Hazama Corp.	41,900	43,931
Heiwa Corp.	12,300	135,604
Heiwa Real Estate Co., Ltd. (b)	71,500	244,038
Heiwado Co., Ltd.	11,100	154,955
Hibiya Engineering, Ltd.	11,000	102,634
Hikari Tsushin, Inc. (b)	7,900	172,551

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
HIS Co., Ltd.	7,700	$158,696
Hitachi Business Solution Co., Ltd.	900	6,953
Hitachi Cable, Ltd. (b)	61,000	178,256
Hitachi Koki Co., Ltd. (b)	17,000	191,072
Hitachi Kokusai Electric, Inc.	16,000	124,675
Hitachi Medical Corp.	8,000	76,062
Hitachi Metals Techno, Ltd.	2,000	8,284
Hitachi Tool Engineering, Ltd.	8,100	74,801
Hitachi Transport System, Ltd. (b)	12,900	179,442
Hitachi Zosen Corp. (a)	243,500	307,855
Hochiki Corp.	8,000	47,682
Hodogaya Chemical Co., Ltd.	27,000	74,895
Hogy Medical Co., Ltd.	3,700	207,626
Hohsui Corp.	12,000	15,942
Hokkaido Gas Co., Ltd.	25,000	71,387
Hokkan Holdings, Ltd.	23,000	60,079
Hokko Chemical Industry Co., Ltd.	8,000	29,669
Hokuetsu Paper Mills, Ltd. (b)	32,500	171,654
Hokuriku Electric Industry Co., Ltd.	22,000	43,319
Hokuriku Electrical Construction Co., Ltd.	1,000	3,199
Hokuto Corp.	9,000	207,999
Honshu Chemical Industry Co., Ltd.	2,000	8,465
Horiba, Ltd. (b)	6,900	178,781
Horipro, Inc.	3,500	31,340
Hosiden Corp. (b)	19,300	261,748
Hosokawa Micron Corp.	14,000	57,567
Howa Machinery, Ltd.	36,000	23,157
I-Net Corp.	3,200	17,770
IBJ Leasing Co., Ltd.	7,300	104,973
Ichibanya Co., Ltd.	600	14,566
Ichikawa Co., Ltd.	2,000	4,436
Ichikoh Industries, Ltd.	18,000	30,472
Ichinen Holdings Co., Ltd.	7,000	33,035
Ichiyoshi Securities Co., Ltd.	10,300	70,297
Icom, Inc.	4,200	107,643
Idec Corp.	9,700	76,900
Ihara Chemical Industry Co., Ltd.	18,000	67,488
Iino Kaiun Kaisha, Ltd. (b)	26,000	125,374
Ikyu Corp.	28	13,897
Imasen Electric Industrial	7,100	78,495
Imperial Hotel, Ltd.	650	13,356
Inaba Denki Sangyo Co., Ltd.	6,000	143,996
Inaba Seisakusho Co., Ltd.	5,500	56,910
Inabata & Co., Ltd.	23,700	98,269
Inageya Co., Ltd.	6,000	62,624
Ines Corp.	14,100	119,842
Information Services International-Dentsu, Ltd.	4,900	34,945
Intage, Inc.	800	13,620
Inui Steamship Co., Ltd.	6,500	46,737
Invoice, Inc.	3,601	59,835
Ise Chemical Corp.	1,000	6,594
Iseki & Co., Ltd. (b)	54,000	216,464
Ishihara Sangyo Kaisha, Ltd. (a)	139,000	114,441
Ishii Hyoki Co., Ltd.	1,800	23,924
Itochu Enex Co., Ltd.	23,000	133,914
Itochu-Shokuhin Co., Ltd.	1,800	63,793
Itoham Foods, Inc. (b)	52,000	202,708

Security Description	Shares	Value

Japan—(Continued)
Itoki Corp.	16,300	$43,639
Iwasaki Electric Co., Ltd.	29,000	58,163
IWATANI Corp.	56,000	171,819
Iwatsu Electric Co., Ltd.	37,000	35,511
Izumiya Co., Ltd.	37,000	201,944
J-Oil Mills, Inc.	38,000	128,556
Jalux, Inc.	3,200	43,785
Janome Sewing Machine Co., Ltd. (b)	68,000	52,876
Japan Airport Terminal Co., Ltd. (b)	23,100	289,479
Japan Aviation Electronics Industry, Ltd. (b)	24,000	142,433
Japan Carlit Co., Ltd.	7,000	35,416
Japan Cash Machine Co., Ltd.	7,900	77,481
Japan Digital Laboratory Co., Ltd.	9,200	129,726
Japan Pulp & Paper Co., Ltd.	33,000	126,098
Japan Radio Co., Ltd. (b)	36,000	91,442
Japan Transcity Corp.	23,000	80,715
Japan Vilene Co., Ltd.	11,000	61,667
Jastec Co., Ltd.	5,100	29,724
JBCC Holdings, Inc.	5,700	40,572
JBIS Holdings, Inc.	10,400	41,455
Jeol, Ltd. (b)	29,000	129,910
JFE Shoji Holdings, Inc.	38,000	138,268
JK Holdings Co., Ltd.	5,600	23,796
JMS Co., Ltd.	13,000	58,231
Joban Kosan Co., Ltd.	19,000	32,829
Joshin Denki Co., Ltd. (b)	18,000	139,635
JSP Corp.	10,700	95,942
Juki Corp. (b)	55,000	63,797
JVC KENWOOD Holdings, Inc.	266,800	142,151
K’s Holdings Corp.	10,700	360,383
kabu.com Securities Co., Ltd. (b)	125	150,876
Kadokawa Group Holdings, Inc.	7,900	176,968
Kaga Electronics Co., Ltd.	8,500	88,329
Kagawa Bank, Ltd.	31,000	122,514
Kakaku.com, Inc.	57	209,748
Kaken Pharmaceutical Co., Ltd.	22,000	206,817
Kameda Seika Co., Ltd.	3,100	58,668
Kamei Corp.	9,000	52,050
Kanaden Corp.	11,000	67,140
Kanagawa Chuo Kotsu Co., Ltd.	16,000	92,311
Kanamoto Co., Ltd.	11,000	50,932
Kandenko Co., Ltd.	22,000	152,068
Kanematsu Corp. (a)	149,000	132,427
Kanematsu Electronics, Ltd.	8,500	86,282
Kanto Auto Works, Ltd.	15,200	152,392
Kanto Denka Kogyo Co., Ltd.	18,000	136,886
Kanto Natural Gas Development, Ltd.	12,000	84,245
Kanto Tsukuba Bank, Ltd. (b)	25,500	87,072
Kappa Create Co., Ltd.	900	22,893
Kasai Kogyo Co., Ltd.	10,000	26,819
Kasumi Co., Ltd.	16,000	77,228
Katakura Chikkarin Co., Ltd.	8,000	28,508
Katakura Industries Co., Ltd.	9,000	104,580
Kato Sangyo Co., Ltd.	7,100	121,461
Kato Works Co., Ltd.	27,000	58,478
Kawai Musical Instruments Manufacturing Co., Ltd.	30,000	36,321
Kawasaki Kinkai Kisen Kaisha	7,000	18,966

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kawashima Selkon Textiles Co., Ltd.	29,000	$24,783
Kawasumi Laboratories, Inc.	9,000	65,070
Kayaba Industry Co., Ltd. (b)	76,000	267,991
Keihin Corp. (b)	8,000	131,937
Keiyo Co., Ltd. (b)	13,300	67,493
Kenedix, Inc. (b)	289	112,986
Kentucky Fried Chicken Japan, Ltd.	3,000	55,502
KEY Coffee, Inc. (b)	5,800	102,976
Kimura Chemical Plants Co., Ltd.	4,900	53,080
Kinki Nippon Tourist Co., Ltd.	23,000	22,577
Kinki Sharyo Co., Ltd.	12,000	108,905
Kintetsu World Express, Inc. (b)	5,600	131,193
Kinugawa Rubber Industrial Co., Ltd.	16,000	30,038
Kishu Paper Co., Ltd.	37,000	38,209
Kisoji Co., Ltd. (b)	6,800	152,424
Kissei Pharmaceutical Co., Ltd.	9,000	230,875
Kitagawa Iron Works Co., Ltd.	33,000	38,916
Kitano Construction Corp. (b)	24,000	58,394
Kitz Corp.	37,000	185,438
Kiyo Holdings, Inc.	246,000	313,316
Koa Corp. (b)	14,000	125,472
Koatsu Gas Kogyo Co., Ltd.	14,000	86,050
Kohnan Shoji Co., Ltd.	10,300	116,274
Kohsoku Corp.	5,000	36,094
Koike Sanso Kogyo Co., Ltd.	13,000	39,018
Kojima Co., Ltd. (b)	11,300	58,295
Kokuyo Co., Ltd. (b)	28,800	263,940
Komai Tekko, Inc.	12,000	27,987
Komatsu Seiren Co., Ltd.	13,000	53,467
Komatsu Wall Industry Co., Ltd.	3,600	47,425
Komeri Co., Ltd. (b)	8,000	237,122
Komori Corp. (b)	24,000	291,494
Konaka Co., Ltd.	12,400	39,399
Konishi Co., Ltd.	7,300	71,047
Kosaido Co., Ltd.	3,700	9,405
Kose Corp. (b)	5,200	126,931
Kosei Securities Co., Ltd.	14,000	15,370
Kourakuen Corp.	1,100	14,715
Krosaki Harima Corp.	26,000	45,563
KRS Corp.	4,200	45,180
Kumagai Gumi Co., Ltd.	59,000	43,764
Kumiai Chemical Industry Co., Ltd.	20,000	80,679
Kura Corp.	25	80,320
Kurabo Industries, Ltd.	87,000	180,449
KUREHA Corp. (b)	41,000	252,656
Kurimoto, Ltd.	53,000	53,453
Kuroda Electric Co., Ltd.	11,800	144,053
Kyodo Printing Co., Ltd.	35,000	113,571
Kyodo Shiryo Co., Ltd.	30,000	40,192
Kyoei Steel, Ltd.	3,700	88,561
Kyoei Tanker Co., Ltd. (b)	13,000	29,178
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,900	71,425
Kyokuyo Co., Ltd.	34,000	73,117
Kyorin Co., Ltd.	13,000	221,485
Kyoritsu Maintenance Co., Ltd. (b)	4,000	67,813
Kyosan Electric Manufacturing Co., Ltd.	22,000	104,097
Kyoto Kimono Yuzen Co., Ltd.	4,400	49,404

Security Description	Shares	Value

Japan—(Continued)
Kyowa Electronics Instruments Co., Ltd.	6,000	$17,905
Kyowa Exeo Corp. (b)	24,000	235,332
Kyowa Leather Cloth Co., Ltd.	3,300	14,206
Kyudenko Corp.	20,000	126,996
Life Corp.	11,700	201,061
Lion Corp.	8,000	41,590
Macnica, Inc.	4,500	72,507
Maeda Corp. (b)	60,000	192,898
Maeda Road Construction Co., Ltd.	23,000	206,916
Maezawa Kasei Industries Co., Ltd. (b)	5,200	55,603
Maezawa Kyuso Industries Co., Ltd.	5,300	86,162
Makino Milling Machine Co., Ltd.	56,000	214,601
Mandom Corp. (b)	8,200	235,073
Mars Engineering Corp.	2,500	92,249
Marubun Corp.	10,300	64,278
Marudai Food Co., Ltd.	49,000	153,154
Maruei Department Store Co., Ltd.	20,000	36,533
Maruha Nichiro Holdings, Inc. (b)	128,000	195,046
Maruka Machinery Co., Ltd.	3,000	24,504
Marukyu Co., Ltd.	700	7,316
Marusan Securities Co., Ltd. (b)	24,600	150,064
Maruwa Co., Ltd.	4,200	107,263
Maruwn Corp.	2,200	6,318
Maruyama Manufacturing Co. Inc	18,000	35,976
Maruzen Co., Ltd. (a)	57,000	58,189
Maruzen Showa Unyu Co., Ltd.	28,000	96,618
Maspro Denkoh Corp.	6,200	61,328
Matsuda Sangyo Co., Ltd. (b)	4,100	67,546
Matsui Construction Co., Ltd.	10,000	38,588
Matsuya Co., Ltd. (b)	11,700	93,854
Matsuya Foods Co., Ltd.	3,800	54,920
Max Co., Ltd.	14,000	145,962
Maxvalu Tokai Co., Ltd.	5,400	75,694
MEC Co., Ltd. (b)	4,800	38,359
Megachips Corp. (b)	5,100	109,951
Meidensha Corp. (b)	53,000	277,095
Meiji Shipping Co., Ltd.	8,500	38,553
Meiko Network Japan Co., Ltd.	2,200	13,987
Meitec Corp. (b)	14,000	237,170
Meito Sangyo Co., Ltd.	5,000	70,402
Meito Transportation Co., Ltd.	1,400	12,166
Meiwa Estate Co., Ltd.	10,300	64,865
Melco Holdings, Inc.	5,600	99,687
Mercian Corp.	38,000	98,266
Mikuni Coca-Cola Bottling Co., Ltd.	11,100	96,492
Milbon Co., Ltd.	3,500	93,892
Mimasu Semiconductor Industry Co., Ltd.	6,800	96,811
Ministop Co., Ltd.	5,300	83,927
Misawa Homes Co., Ltd. (a)	13,200	46,753
MISUMI Group, Inc. (b)	200	4,181
Mito Securities Co., Ltd.	21,000	50,016
Mitsuba Corp.	18,000	82,481
Mitsubishi Cable Industries, Ltd. (b)	47,000	44,748
Mitsubishi Kakoki Kaisha, Ltd. (b)	22,000	61,368
Mitsubishi Paper Mills, Ltd. (b)	124,000	168,642
Mitsubishi Pencil Co., Ltd.	6,500	79,973
Mitsubishi Steel Manufacturing Co., Ltd.	43,000	87,383

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsuboshi Belting Co., Ltd.	30,000	$123,569
Mitsui High-Tec, Inc. (b)	11,100	139,552
Mitsui Home Co., Ltd.	15,000	86,828
Mitsui Knowledge Industry Co., Ltd.	396	70,945
Mitsui Matsushima Co., Ltd. (b)	25,000	36,300
Mitsui Sugar Co., Ltd.	34,000	119,891
Mitsui-Soko Co., Ltd.	36,000	136,889
Mitsumura Printing Co., Ltd.	1,000	3,730
Mitsuuroko Co., Ltd.	11,000	79,052
Miura Co., Ltd. (b)	9,300	262,849
Miyoshi Oil & Fat Co., Ltd.	30,000	48,866
Mizuho Investors Securities Co., Ltd.	81,000	82,401
Mizuno Corp. (b)	36,000	173,267
Mochida Pharmaceutical Co., Ltd.	21,000	222,622
Modec, Inc. (b)	5,100	104,093
Monex Beans Holdings, Inc.	391	140,481
Mori Seiki Co., Ltd. (b)	18,500	221,446
Morinaga & Co., Ltd.	76,000	169,609
Morinaga Milk Industry Co., Ltd. (b)	60,000	299,567
Morita Holdings Corp.	8,000	43,144
Morozoff, Ltd.	11,000	37,514
Mory Industries, Inc.	20,000	44,282
MOS Food Services, Inc.	9,600	167,359
Moshi Moshi Hotline, Inc. (b)	8,900	174,039
Mr Max Corp.	13,800	75,573
Musashi Seimitsu Industry Co., Ltd.	6,100	115,337
Mutoh Holdings Co., Ltd. (a)	21,000	33,384
Mutow Co., Ltd.	9,500	42,725
Nabtesco Corp. (b)	28,000	332,795
NAC Co., Ltd.	1,400	14,165
Nachi-Fujikoshi Corp. (b)	69,000	155,083
Nagaileben Co., Ltd.	1,200	25,297
Nagatanien Co., Ltd.	8,000	77,541
Nakabayashi Co., Ltd.	17,000	40,921
Nakamuraya Co., Ltd.	18,000	94,867
Nakayama Steel Works, Ltd.	46,000	87,786
NEC Electronics Corp. (a) (b)	5,400	47,746
NEC Fielding, Ltd.	6,000	93,718
NEC Leasing, Ltd.	8,100	123,959
NEC Mobiling, Ltd.	4,600	123,249
NEC Networks & System Integration Corp.	9,600	131,199
NET One Systems Co., Ltd. (b)	149	223,701
Neturen Co., Ltd.	13,200	102,499
New Japan Radio Co., Ltd.	15,000	38,673
NHK Spring Co., Ltd.	17,000	140,559
Nice Holdings, Inc.	31,000	66,077
Nichia Steel Works, Ltd.	18,000	68,516
Nichias Corp. (b)	37,000	137,567
Nichiban Co., Ltd.	14,000	51,059
Nichicon Corp. (b)	18,200	231,794
Nichiha Corp.	10,500	70,636
Nichii Gakkan Co. (b)	15,500	155,494
Nichirei Corp. (b)	70,000	277,108
Nichireki Co., Ltd.	11,000	43,832
Nidec Copal Corp.	5,900	80,007
Nidec Sankyo Corp.	16,000	90,498
Nidec Servo Corp.	8,000	38,295

Security Description	Shares	Value

Japan—(Continued)
Nidec-Tosok Corp.	5,800	$47,462
Nifco, Inc.	15,400	306,764
Nihon Chouzai Co., Ltd.	1,990	46,862
Nihon Dempa Kogyo Co., Ltd. (b)	6,800	130,962
Nihon Eslead Corp. (b)	3,100	32,516
Nihon Kohden Corp. (b)	15,400	256,941
Nihon Nohyaku Co., Ltd. (b)	15,000	108,384
Nihon Parkerizing Co., Ltd.	16,000	199,399
Nihon Shokuhin Kako Co., Ltd.	3,000	24,078
Nihon Spindle Manufacturing Co., Ltd.	15,000	24,046
Nihon Unisys, Ltd.	16,000	144,680
Nihon Yamamura Glass Co., Ltd.	45,000	150,015
Nikkiso Co., Ltd.	18,000	156,296
Nikko Co., Ltd.	14,000	42,152
Nippo Corp. (b)	20,000	163,054
Nippon Beet Sugar Manufacturing Co., Ltd. (b)	53,000	144,484
Nippon Carbon Co., Ltd. (b)	34,000	111,079
Nippon Ceramic Co., Ltd. (b)	6,400	90,902
Nippon Chemi-Con Corp. (b)	57,000	276,045
Nippon Chemical Industrial Co., Ltd.	30,000	83,788
Nippon Chemiphar Co., Ltd. (b)	10,000	34,337
Nippon Coke & Engineering Co.	66,500	75,988
Nippon Denko Co., Ltd. (b)	27,000	187,036
Nippon Densetsu Kogyo Co., Ltd.	12,000	113,453
Nippon Denwa Shisetsu Co., Ltd.	16,000	54,351
Nippon Felt Co., Ltd.	7,000	31,255
Nippon Filcon Co., Ltd.	6,600	34,890
Nippon Fine Chemical Co., Ltd.	7,400	63,177
Nippon Flour Mills Co., Ltd.	40,000	217,807
Nippon Formula Feed Manufacturing Co., Ltd.	25,000	30,265
Nippon Gas Co., Ltd.	9,700	163,189
Nippon Hume Corp.	6,000	19,886
Nippon Kanzai Co., Ltd.	2,300	43,053
Nippon Kasei Chemical Co., Ltd.	26,000	58,315
Nippon Kayaku Co., Ltd.	28,000	248,549
Nippon Kinzoku Co., Ltd.	29,000	52,404
Nippon Koei Co., Ltd.	33,000	103,882
Nippon Konpo Unyu Soko Co., Ltd.	20,000	238,325
Nippon Koshuha Steel Co., Ltd.	34,000	35,833
Nippon Light Metal Co., Ltd.	255,000	262,546
Nippon Metal Industry Co., Ltd. (b)	57,000	101,977
Nippon Paint Co., Ltd. (b)	45,000	243,889
Nippon Parking Development Co., Ltd.	803	36,796
Nippon Pillar Packing Co., Ltd. (b)	11,000	54,478
Nippon Piston Ring Co., Ltd.	28,000	32,357
Nippon Seiki Co., Ltd. (b)	12,000	136,319
Nippon Seisen Co., Ltd.	15,000	43,672
Nippon Sharyo, Ltd.	13,000	83,441
Nippon Shinyaku Co., Ltd.	16,000	227,008
Nippon Signal Co., Ltd.	21,100	202,508
Nippon Soda Co., Ltd.	43,000	180,833
Nippon Steel Trading Co., Ltd.	22,000	37,942
Nippon Suisan Kaisha, Ltd. (b)	64,200	191,393
Nippon Thompson Co., Ltd.	30,000	169,264
Nippon Valqua Industries, Ltd.	32,000	64,504
Nippon Yakin Kogyo Co., Ltd.	55,500	274,510
Nippon Yusoki Co., Ltd.	2,000	4,658

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nipro Corp.	12,400	$290,352
NIS Group Co., Ltd.	82,900	26,667
Nishimatsu Construction Co., Ltd.	137,000	193,944
Nishimatsuya Chain Co., Ltd. (b)	18,600	195,217
Nissan Shatai Co., Ltd.	25,000	200,034
Nissei Corp.	10,500	79,817
Nissen Holdings Co., Ltd. (b)	14,000	45,571
Nissin Corp.	30,000	78,088
Nissin Electric Co., Ltd.	21,000	128,930
Nissin Kogyo Co., Ltd.	11,800	171,365
Nissin Sugar Manufacturing Co., Ltd.	7,000	15,203
Nissui Pharmaceutical Co., Ltd.	5,800	49,462
Nitta Corp. (b)	10,900	167,793
Nittan Valve Co., Ltd.	10,500	38,720
Nittetsu Mining Co., Ltd.	26,000	139,051
Nitto Boseki Co., Ltd.	112,000	220,308
Nitto Fuji Flour Milling Co., Ltd.	4,000	13,943
Nitto Kogyo Corp. (b)	11,900	119,338
Nitto Kohki Co., Ltd.	3,800	76,559
Nitto Seiko Co., Ltd.	11,000	28,421
NOF Corp. (b)	56,000	280,563
Nohmi Bosai, Ltd. (b)	9,000	75,264
Nomura Co., Ltd.	19,000	53,204
Noritake Co., Ltd.	47,000	145,316
Noritsu Koki Co., Ltd.	8,700	78,211
NS Solutions Corp.	5,800	105,900
NSD Co., Ltd. (b)	14,000	150,843
O-M, Ltd.	8,000	27,023
OBIC Business Consultants, Ltd.	1,950	108,314
Oenon Holdings, Inc. (b)	17,000	37,833
Ohara, Inc. (b)	4,400	71,841
Oiles Corp.	10,400	177,415
Okabe Co., Ltd.	18,600	70,359
Okamoto Industries, Inc. (b)	29,000	110,879
Okamura Corp.	28,000	138,567
Okasan Securities Group, Inc.	54,000	240,102
Oki Electric Industry Co., Ltd.	213,000	189,437
OKK Corp.	32,000	29,435
Okuma Holdings, Inc.	51,000	255,801
Okumura Corp. (b)	59,000	221,618
Okura Industrial Co., Ltd.	24,000	71,367
Okuwa Co., Ltd.	10,000	110,940
Olympic Corp.	9,300	64,347
OMC Card, Inc. (b)	43,900	75,613
ONO Sokki Co., Ltd.	9,000	42,657
Onoken Co., Ltd.	5,200	52,126
Onward Holdings Co., Ltd.	43,000	319,391
Organo Corp. (b)	11,000	83,323
Oriental Yeast Co., Ltd.	4,000	23,365
Origin Electric Co., Ltd.	11,000	27,797
Osaka Organic Chemical Industry, Ltd.	100	400
Osaka Steel Co., Ltd.	6,100	106,632
OSAKA Titanium Technologies Co., Ltd. (b)	6,400	182,088
Osaki Electric Co., Ltd. (b)	11,000	125,335
OSG Corp.	25,400	260,456
Oyo Corp. (b)	7,600	76,557
OZEKI Co., Ltd.	700	29,129

Security Description	Shares	Value

Japan—(Continued)
Pacific Golf Group International Holdings KK	102	$70,983
Pacific Industrial Co., Ltd.	16,000	75,633
Pacific Metals Co., Ltd.	39,000	292,967
Pal Co, Ltd.	750	15,470
PanaHome Corp.	25,000	152,396
Paramount Bed Co., Ltd. (b)	7,400	159,264
Parco Co., Ltd. (b)	23,600	218,038
Paris Miki, Inc. (b)	10,200	95,991
Park24 Co., Ltd.	31,700	365,402
Pasco Corp. (a)	17,000	32,207
Pasona Group, Inc.	76	56,078
Penta-Ocean Construction Co., Ltd.	118,000	151,787
PIA Corp. (a)	3,200	41,572
Pigeon Corp. (b)	5,100	203,406
Pilot Corp.	44	49,126
Piolax, Inc.	4,000	72,991
Pioneer Corp. (b)	84,300	201,873
Plenus Co., Ltd.	6,000	89,966
Press Kogyo Co., Ltd.	44,000	87,448
Prima Meat Packers, Ltd.	65,000	78,258
Pronexus, Inc.	8,100	64,301
PS Mitsubishi Construction Co., Ltd. (b)	9,900	36,514
Raito Kogyo Co., Ltd.	24,200	56,765
Rasa Industries, Ltd.	33,000	42,615
Renown, Inc. (a)	15,100	28,900
Resort Solution Co., Ltd.	1,000	1,660
Resort Trust, Inc.	13,500	173,913
Rheon Automatic Machinery Co., Ltd.	5,000	14,288
Rhythm Watch Co., Ltd.	57,000	82,650
Ricoh Leasing Co., Ltd.	6,800	148,998
Right On Co., Ltd.	5,500	53,968
Riken Corp.	38,000	136,790
Riken Keiki Co., Ltd.	7,500	58,396
Riken Technos Corp.	22,000	53,690
Riken Vitamin Co., Ltd.	1,200	32,371
Ringer Hut Co., Ltd.	6,200	80,130
Risa Partners, Inc. (b)	106	68,120
Rock Field Co., Ltd.	3,800	53,804
Rohto Pharmaceutical Co., Ltd. (b)	9,000	123,001
Roland Corp.	10,200	116,003
Roland DG Corp. (b)	3,700	53,147
Round One Corp. (b)	18,000	152,854
Royal Holdings Co., Ltd. (b)	9,000	101,814
Ryobi, Ltd.	65,000	205,802
Ryoden Trading Co., Ltd.	15,000	96,980
Ryohin Keikaku Co., Ltd. (b)	7,300	378,395
Ryosan Co., Ltd.	10,100	260,848
Ryoshoku, Ltd. (b)	3,200	81,561
Ryoyo Electro Corp.	11,000	94,885
S&B Foods, Inc.	2,000	18,982
S. Foods, Inc.	7,000	67,262
Sagami Chain Co., Ltd.	3,000	26,291
Saibu Gas Co., Ltd. (b)	94,000	267,070
Saizeriya Co., Ltd. (b)	10,100	185,104
Sakai Chemical Industry Co., Ltd.	45,000	198,235
Sakata INX Corp.	20,000	86,883
Sakata Seed Corp. (b)	11,900	182,197

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sala Corp.	11,000	$70,734
San Holdings, Inc.	1,600	30,448
San-A Co., Ltd.	2,900	117,445
San-Ai Oil Co., Ltd.	22,000	109,141
Sanden Corp.	56,000	158,519
Sanei-International Co., Ltd. (b)	5,700	77,860
Sanken Electric Co., Ltd. (b)	53,000	181,431
Sanki Engineering Co., Ltd.	23,000	192,886
Sanko Metal Industries Co., Ltd.	10,000	31,823
Sankyo Seiko Co., Ltd.	23,700	59,669
Sankyo-Tateyama Holdings, Inc.	109,000	105,152
Sankyu, Inc. (b)	82,000	352,549
Sanoh Industrial Co., Ltd.	10,100	71,043
Sanrio Co., Ltd. (b)	12,600	106,627
Sanshin Electronics Co., Ltd.	12,600	101,237
Sansui Electric Co., Ltd. (a)	316,000	24,804
Sanwa Holdings Corp. (b)	75,000	257,835
Sanyo Chemical Industries, Ltd.	30,000	176,534
Sanyo Denki Co., Ltd.	17,000	85,101
Sanyo Housing Nagoya Co., Ltd.	25	21,615
Sanyo Shokai, Ltd. (b)	45,000	147,800
Sanyo Special Steel Co., Ltd. (b)	51,000	188,624
Sapporo Hokuyo Holdings, Inc. (b)	78,900	279,505
Sasebo Heavy Industries Co., Ltd. (b)	37,000	76,367
Sato Corp.	8,600	117,037
Sato Shoji Corp.	7,200	39,680
Satori Electric Co., Ltd.	6,600	45,270
Sawai Pharmaceutical Co., Ltd.	3,400	197,062
Secom Joshinetsu Co., Ltd.	900	19,803
Secom Techno Service Co., Ltd.	1,500	40,454
Seibu Electric Industry Co., Ltd.	2,000	9,016
Seika Corp.	28,000	72,315
Seikagaku Corp.	12,800	185,185
Seiko Holdings Corp.	31,000	77,528
Seiren Co., Ltd. (b)	20,600	135,671
Sekisui Jushi Corp.	15,000	131,371
Sekisui Plastics Co., Ltd.	21,000	90,449
Senko Co., Ltd. (b)	23,000	95,921
Senshu Electric Co., Ltd.	4,100	48,614
Senshukai Co., Ltd. (b)	14,700	105,215
Shibaura Mechatronics Corp.	13,000	41,217
Shibuya Kogyo Co., Ltd.	4,000	35,631
Shikibo, Ltd. (b)	49,000	112,415
Shikoku Chemicals Corp.	18,000	110,656
Shikoku Coca-Cola Bottling Co., Ltd.	9,400	102,450
Shima Seiki Manufacturing, Ltd. (b)	8,500	196,872
Shimachu Co., Ltd.	16,100	421,681
Shin Nippon Air Technologies Co., Ltd.	8,100	55,713
Shin-Etsu Polymer Co., Ltd.	20,000	143,084
Shin-Keisei Electric Railway Co., Ltd.	12,000	47,114
Shin-Kobe Electric Machinery Co., Ltd. (b)	9,000	106,768
Shinagawa Refractories Co., Ltd.	23,000	56,005
Shindengen Electric Manufacturing Co., Ltd. (b)	35,000	101,932
Shinkawa, Ltd.	7,000	136,435
Shinko Electric Co., Ltd.	33,000	90,459
Shinko Plantech Co., Ltd.	11,700	114,174
Shinko Shoji Co., Ltd. (b)	9,200	78,791

Security Description	Shares	Value

Japan—(Continued)
Shinko Wire Co., Ltd.	10,000	$16,325
Shinmaywa Industries, Ltd.	44,000	171,954
Shinsho Corp.	18,000	31,366
Shinwa Kaiun Kaisha, Ltd. (b)	32,000	84,141
Shiroki Corp.	25,000	42,304
Shizuoka Gas Co., Ltd.	15,000	116,196
SHO-BOND Holdings Co., Ltd. (b)	4,800	93,832
Shobunsha Publications, Inc.	5,300	37,001
Shochiku Co., Ltd.	26,000	228,288
Shoko Co., Ltd. (b)	27,000	33,582
Showa Aircraft Industry Co., Ltd.	1,000	8,377
Showa Corp. (b)	22,600	137,733
Showa Sangyo Co., Ltd.	36,000	119,361
Siix Corp.	9,300	77,401
Sinanen Co., Ltd.	17,000	90,697
Sintokogio, Ltd.	23,700	180,198
SKY Perfect JSAT Holdings, Inc. (b)	554	255,555
SMK Corp. (b)	27,000	173,487
Snow Brand Milk Products Co., Ltd.	58,500	218,954
SNT Corp.	8,200	23,721
So-net Entertainment Corp. (b)	24	49,445
So-net M3, Inc. (b)	29	101,866
Soda Nikka Co., Ltd.	3,000	10,487
Sodick Co., Ltd.	22,500	50,535
Soft99 Corp.	300	1,924
Sogo Medical Co., Ltd.	2,400	63,058
Sohgo Security Services Co., Ltd. (b)	19,600	232,339
Sorun Corp.	8,100	41,787
Sotoh Co., Ltd.	3,600	42,525
Space Co., Ltd.	200	1,563
SRA Holdings	4,200	37,828
SRI Sports, Ltd.	41	40,304
SSP Co., Ltd.	20,000	110,010
ST Corp.	3,700	45,315
St. Marc Holdings Co., Ltd. (b)	2,700	85,716
Star Micronics Co., Ltd.	14,800	137,165
Starzen Co., Ltd.	28,000	74,472
Stella Chemifa Corp. (b)	2,400	132,032
Subaru Enterprise Co., Ltd.	1,000	3,145
Sugi Holdings Co., Ltd. (b)	8,700	185,110
Sugimoto & Co., Ltd.	3,800	39,761
Sumida Corp.	7,400	49,424
Suminoe Textile Co., Ltd.	18,000	28,839
Sumisho Computer Systems Corp.	6,800	113,570
Sumitomo Bakelite Co., Ltd. (b)	39,000	205,978
Sumitomo Densetsu Co., Ltd.	10,500	53,982
Sumitomo Light Metal Industries, Ltd.	125,000	124,722
Sumitomo Mitsui Construction Co., Ltd. (a)	107,000	100,217
Sumitomo Osaka Cement Co., Ltd. (b)	139,000	262,216
Sumitomo Pipe & Tube Co., Ltd.	11,100	64,976
Sumitomo Precision Products Co., Ltd. (b)	12,000	44,340
Sumitomo Real Estate Sales Co., Ltd.	2,530	89,830
Sumitomo Seika Chemicals Co., Ltd.	20,000	85,834
Sunx, Ltd.	12,600	44,851
SWCC Showa Holdings Co., Ltd.	112,000	116,411
SxL Corp. (a)	40,000	24,103
SystemPro Co., Ltd.	50	24,572

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
T Hasegawa Co., Ltd.	9,100	$154,398
T RAD Co., Ltd.	29,000	74,378
T-GAIA Corp. (b)	61	97,818
Tachi-S Co., Ltd.	10,800	90,016
Tachibana Eletech Co., Ltd.	6,700	53,652
Tadano, Ltd. (b)	47,000	230,726
Taihei Dengyo Kaisha, Ltd.	14,000	169,791
Taihei Kogyo Co., Ltd.	22,000	67,351
Taiho Kogyo Co., Ltd.	11,900	90,749
Taikisha, Ltd. (b)	10,900	146,273
Taisei Lamick Co., Ltd.	1,900	47,543
Taisei Rotec Corp.	38,000	52,900
Taiyo Ink Manufacturing Co., Ltd.	2,300	58,526
Taiyo Yuden Co., Ltd. (b)	27,000	316,623
Takamatsu Construction Group Co., Ltd.	6,000	96,215
Takano Co., Ltd.	6,600	43,411
Takaoka Electric Manufacturing Co., Ltd. (b)	30,000	102,985
Takara Holdings, Inc.	7,000	48,302
Takara Printing Co., Ltd.	3,100	27,209
Takara Standard Co., Ltd. (b)	35,000	211,125
Takasago International Corp. (b)	29,000	163,696
Takasago Thermal Engineering Co., Ltd. (b)	20,000	173,221
Takata Corp.	10,800	196,652
Takiron Co., Ltd. (b)	19,000	55,710
Takuma Co., Ltd.	30,000	84,823
Tamura Corp.	27,000	93,008
Tatsuta Electric Wire and Cable Co., Ltd.	30,000	77,718
Tayca Corp.	12,000	37,448
TCM Corp.	37,000	78,872
Teac Corp. (a)	62,000	27,410
TECHNO ASSOCIE Co., Ltd.	300	2,410
Techno Ryowa, Ltd.	4,700	27,009
Tecmo Koei Holdings Co., Ltd.	13,700	110,706
Teikoku Electric Manufacturing Co., Ltd. (b)	3,700	71,091
Teikoku Piston Ring Co., Ltd.	7,900	37,555
Teikoku Sen-I Co., Ltd.	8,000	46,304
Teikoku Tsushin Kogyo Co., Ltd.	20,000	53,268
Tekken Corp.	59,000	50,678
Ten Allied Co., Ltd.	2,600	9,094
Tenma Corp.	9,100	111,207
Teraoka Seisakusho Co., Ltd.	100	479
The Aichi Bank, Ltd.	3,000	269,598
The Akita Bank, Ltd.	64,000	259,482
The Aomori Bank, Ltd. (b)	54,000	216,299
The Awa Bank, Ltd. (b)	72,000	414,420
The Bank of Iwate, Ltd.	5,100	275,813
The Bank of Nagoya, Ltd.	60,000	259,178
The Bank of Okinawa, Ltd.	6,400	226,904
The Bank of Saga, Ltd.	54,000	167,767
The Chiba Kogyo Bank, Ltd. (a)	17,000	138,429
The Chukyo Bank, Ltd.	57,000	179,451
The Daiei, Inc. (a) (b)	22,550	91,611
The Daisan Bank, Ltd.	56,000	132,948
The Daito Bank, Ltd.	46,000	37,819
The Ehime Bank, Ltd. (b)	54,000	150,382
The Eighteenth Bank, Ltd. (b)	71,000	212,059
The Fuji Fire & Marine Insurance Co., Ltd.	78,000	91,841

Security Description	Shares	Value

Japan—(Continued)
The Fukui Bank, Ltd.	77,000	$251,541
The Fukushima Bank, Ltd.	90,000	53,894
The Higashi-Nippon Bank, Ltd.	62,000	129,831
The Higo Bank, Ltd.	34,000	200,781
The Hokkoku Bank, Ltd.	107,000	447,742
The Hokuetsu Bank, Ltd. (b)	73,000	139,818
The Hyakugo Bank, Ltd.	77,000	396,319
The Hyakujushi Bank, Ltd.	33,000	149,109
The Japan Wool Textile Co., Ltd. (b)	30,000	227,301
The Juroku Bank, Ltd.	114,000	390,376
The Keihin Co., Ltd.	22,000	29,249
The Keiyo Bank, Ltd.	20,000	102,183
The Kita-Nippon Bank, Ltd.	3,200	98,903
The Maruetsu, Inc. (a)	32,000	156,785
The Michinoku Bank, Ltd.	56,000	127,706
The Minato Bank, Ltd.	76,000	105,901
The Miyazaki Bank, Ltd. (b)	49,000	204,624
The Musashino Bank, Ltd.	10,700	324,496
The Nagano Bank, Ltd.	27,000	60,397
The Nippon Road Co., Ltd.	36,000	82,352
The Nippon Synthetic Chemical Industry Co., Ltd.	28,000	191,169
The Nisshin Oillio Group, Ltd. (b)	38,000	207,123
The Ogaki Kyoritsu Bank, Ltd. (b)	75,000	258,521
The Oita Bank, Ltd.	46,000	179,787
The Okinawa Electric Power Co., Inc.	5,000	298,681
The Pack Corp.	4,600	70,161
The Sankei Building Co., Ltd.	13,100	87,770
The Shibusawa Warehouse Co., Ltd. (b)	17,000	64,573
The Shikoku Bank, Ltd. (b)	58,000	207,054
The Shimizu Bank, Ltd.	3,200	131,595
The Sumitomo Warehouse Co., Ltd. (b)	50,000	241,407
The Tochigi Bank, Ltd.	46,000	223,175
The Toho Bank, Ltd. (b)	63,000	280,463
The Tohoku Bank, Ltd.	25,000	40,009
The Tokushima Bank, Ltd. (b)	34,000	139,311
The Tokyo Tomin Bank, Ltd.	11,100	180,568
The Torigoe Co., Ltd.	8,200	70,984
The Tottori Bank, Ltd.	25,000	68,900
The Towa Bank, Ltd.	90,000	58,862
The Yachiyo Bank, Ltd. (b)	7,300	222,546
The Yamagata Bank, Ltd.	48,000	247,330
The Yamanashi Chuo Bank, Ltd.	52,000	251,403
The Yasuda Warehouse Co., Ltd.	5,800	43,637
Tigers Polymer Corp.	2,200	10,330
TKC	5,800	126,665
Toa Corp.	80,000	91,456
Toa Oil Co., Ltd.	37,000	50,191
Toagosei Co., Ltd.	76,000	258,160
Tobishima Corp. (a)	207,000	73,546
Tobu Store Co., Ltd.	14,000	45,740
TOC Co., Ltd.	39,500	173,031
Tocalo Co., Ltd.	5,300	95,872
Toda Corp.	81,000	285,104
Toda Kogyo Corp. (b)	20,000	161,129
Toei Co., Ltd.	20,000	112,479
Toenec Corp.	16,000	99,284
Toho Co., Ltd.	17,000	64,252

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toho Holdings Co., Ltd.	10,300	$142,126
Toho Real Estate Co., Ltd.	5,400	31,063
Toho Titanium Co., Ltd. (b)	10,000	134,807
Toho Zinc Co., Ltd.	61,000	290,536
Tokai Carbon Co., Ltd.	28,000	131,796
Tokai Corp.	14,000	71,264
Tokai Rika Co., Ltd.	8,900	158,810
Tokai Rubber Industries, Inc. (b)	12,100	133,856
Tokai Tokyo Securities Co., Ltd. (b)	73,000	228,568
Token Corp.	630	20,446
Toko, Inc.	37,000	58,898
Tokushu Tokai Holdings Co., Ltd.	56,000	152,265
Tokyo Dome Corp. (b)	76,000	232,874
Tokyo Electron Device, Ltd.	8	10,567
Tokyo Energy & Systems, Inc.	12,000	97,913
Tokyo Kaikan Co., Ltd.	3,000	12,906
Tokyo Keiki, Inc.	30,000	40,714
Tokyo Kikai Seisakusho, Ltd. (b)	19,000	32,129
Tokyo Ohka Kogyo Co., Ltd. (b)	13,000	292,156
Tokyo Rakutenchi Co., Ltd.	15,000	62,426
Tokyo Rope Manufacturing Co., Ltd. (b)	57,000	203,924
Tokyo Sangyo Co., Ltd.	9,500	30,879
Tokyo Seimitsu Co.	15,700	210,282
Tokyo Style Co., Ltd.	21,000	180,676
Tokyo Tekko Co., Ltd.	23,000	79,211
Tokyo Theatres Co., Inc.	17,000	32,763
Tokyotokeiba Co., Ltd.	53,000	92,603
Tokyu Community Corp.	4,300	98,248
Tokyu Construction Co., Ltd.	31,280	92,732
Tokyu Livable, Inc.	5,100	42,788
Toli Corp.	22,000	48,586
Tomato Bank, Ltd.	33,000	80,232
Tomen Electronics Corp.	5,000	56,293
Tomoe Corp.	13,400	35,760
Tomoegawa Co., Ltd.	11,000	27,606
Tomoku Co., Ltd.	32,000	74,610
Tomy Co., Ltd. (b)	21,000	173,535
TONAMI HOLDINGS Co., Ltd.	33,000	89,739
Topcon Corp. (b)	15,800	72,220
Topre Corp.	16,700	154,848
Topy Industries, Ltd.	90,000	198,307
Torii Pharmaceutical Co., Ltd.	6,000	114,962
Torishima Pump Manufacturing Co., Ltd. (b)	5,200	84,989
Toshiba Machine Co., Ltd. (b)	53,000	194,807
Toshiba Plant Systems & Services Corp. (b)	13,000	173,174
Toshiba TEC Corp.	42,000	196,584
Tosho Printing Co., Ltd.	29,000	74,319
Totetsu Kogyo Co., Ltd.	7,000	49,437
Toukei Computer Co., Ltd.	2,400	31,820
Towa Pharmaceutical Co., Ltd. (b)	3,200	157,378
Toyo Construction Co., Ltd. (a)	93,000	48,580
Toyo Corp.	9,600	98,553
Toyo Electric Manufacturing Co., Ltd.	12,000	112,004
Toyo Engineering Corp. (b)	41,000	139,005
Toyo Ink Manufacturing Co., Ltd.	69,000	257,383
Toyo Kanetsu K K	50,000	94,986
Toyo Kohan Co., Ltd.	25,000	108,867

Security Description	Shares	Value

Japan—(Continued)
Toyo Securities Co., Ltd.	31,000	$63,642
Toyo Sugar Refining Co., Ltd.	9,000	13,303
Toyo Tanso Co., Ltd. (b)	3,500	180,388
Toyo Tire & Rubber Co., Ltd.	60,000	143,577
Toyo Wharf & Warehouse Co., Ltd.	27,000	51,033
Toyobo Co., Ltd. (b)	189,000	323,508
Trans Cosmos, Inc.	9,800	89,955
Trinity Industrial Corp.	1,000	5,359
Trusco Nakayama Corp.	7,500	129,556
TS Tech Co., Ltd.	8,900	156,509
Tsubakimoto Chain Co	61,000	247,578
Tsugami Corp.	23,000	43,883
Tsukishima Kikai Co., Ltd.	11,000	71,155
Tsuruha Holdings, Inc.	4,200	174,735
Tsurumi Manufacturing Co., Ltd.	10,000	75,199
Tsutsumi Jewelry Co., Ltd.	4,200	98,192
TV Tokyo Corp.	1,300	37,389
TYK Corp.	6,000	13,361
U-Shin, Ltd.	12,700	66,645
Ube Material Industries, Ltd.	15,000	40,394
Uchida Yoko Co., Ltd.	23,000	76,039
Ulvac, Inc. (b)	10,000	262,498
Unicafe, Inc.	700	7,810
Unicharm Petcare Corp.	4,500	167,431
Uniden Corp. (b)	29,000	67,462
Unimat Life Corp.	7,600	81,545
Union Tool Co. (b)	3,700	117,974
United Arrows, Ltd.	1,700	14,957
Unitika, Ltd.	159,000	141,675
Uoriki Co., Ltd.	1,500	18,100
Utoc Corp.	8,600	25,789
Valor Co., Ltd.	14,200	129,360
Vital KSK Holdings, Inc.	13,300	78,076
Wacom Co., Ltd. (b)	79	187,359
Wakamoto Pharmaceutical Co., Ltd.	9,000	35,957
Warabeya Nichiyo Co., Ltd.	5,000	65,562
Watabe Wedding Corp.	2,600	37,152
WATAMI Co., Ltd. (b)	7,200	151,513
Weathernews, Inc.	2,700	43,118
Wood One Co., Ltd.	15,000	48,588
Xebio Co., Ltd. (b)	8,700	204,382
Yahagi Construction Co., Ltd. (b)	13,000	88,619
Yaizu Suisankagaku Industry Co., Ltd.	4,400	56,958
YAMABIKO Corp.	3,600	48,510
Yamatane Corp.	38,000	57,811
Yamato Corp.	12,000	41,374
Yamazen Corp. (b)	20,200	74,617
Yaoko Co., Ltd.	3,200	115,963
Yellow Hat, Ltd.	7,000	69,812
Yodogawa Steel Works, Ltd.	43,000	180,610
Yokogawa Bridge Holdings Corp.	14,000	112,734
Yokohama Reito Co., Ltd.	15,000	105,887
Yokowo Co., Ltd.	7,700	50,501
Yomeishu Seizo Co., Ltd.	6,000	58,887
Yomiuri Land Co., Ltd. (b)	13,000	47,783
Yondenko Corp.	12,000	64,618
Yonekyu Corp.	7,500	77,578

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yonex Co., Ltd.	5,900	$44,806
Yorozu Corp.	8,600	115,373
Yoshimoto Kogyo Co., Ltd.	10,100	150,973
Yoshinoya Holdings Co., Ltd.	153	184,609
Yuasa Trading Co., Ltd.	74,000	81,398
Yuken Kogyo Co., Ltd.	16,000	24,559
Yuki Gosei Kogyo Co., Ltd.	6,000	18,416
Yukiguni Maitake Co., Ltd.	8,200	38,453
Yurtec Corp.	17,000	111,396
Yusen Air & Service Co., Ltd. (b)	4,900	63,432
Yushin Precision Equipment Co., Ltd.	3,100	54,037
Yushiro Chemical Industry Co., Ltd. (b)	3,400	49,212
Zenrin Co., Ltd. (b)	7,800	113,755
Zensho Co., Ltd. (b)	21,500	149,144
Zeon Corp. (b)	42,000	191,175
ZERIA Pharmaceutical Co., Ltd. (b)	10,000	109,515
Zuken, Inc.	7,800	60,501

		112,562,962

Jersey—0.8%
Beazley, Plc.	386,682	730,470
Charter International, Plc.	37,763	414,835
Henderson Group, Plc.	436,102	902,634
Informa, Plc.	316,626	1,597,943
Regus, Plc.	61,047	97,966

		3,743,848

Luxembourg—0.2%
Acergy S.A. (NOK)	28,200	356,312
Colt Telecom Group S.A. (GBP) (a)	208,005	395,712
Oriflame Cosmetics S.A. (SEK)	804	41,135

		793,159

Netherlands—3.0%
Accell Group	4,082	194,434
Arcadis NV	21,457	393,835
ASM International NV	23,464	432,166
Beter BED Holding NV	7,862	151,812
Brunel International	5,017	171,442
Crucell NV (a)	24,685	566,403
Draka Holding	8,139	151,483
Exact Holding NV	5,521	144,784
Fugro NV	39,425	2,280,093
Gemalto NV (a)	41,332	1,927,212
Grontmij	5,982	162,001
ICT Automatisering NV	455	2,709
Imtech NV	25,946	662,146
Innoconcepts (b)	9,190	31,846
KAS Bank NV	5,561	104,259
Kendrion NV	2,301	32,829
Koninklijke BAM Groep NV	52,577	607,905
Koninklijke Boskalis Westminster NV	11,364	388,724
Koninklijke Vopak NV	17,404	1,131,172
Macintosh Retail Group NV	1,117	23,152
Nederland Apparatenfabriek	697	17,691
Nutreco Holdings NV (b)	13,651	664,325

Security Description	Shares	Value

Netherlands—(Continued)
OPG Groep NV	23,857	$395,560
Pharming Group NV (a)	42,017	33,720
Punch Graphix NV	10,815	23,480
SBM Offshore NV	83,663	1,781,734
Sligro Food Group NV	9,470	276,691
SNS Reaal	4,862	39,301
Super De Boer (a)	28,602	173,374
Telegraaf Media Groep NV	4,939	93,998
Ten Cate NV (b)	11,470	252,650
TKH Group NV	13,266	221,370
Unit 4 Agresso NV	11,050	238,398
USG People NV	26,627	553,362
Wavin NV	9,752	21,254

		14,347,315

New Zealand—0.6%
Air New Zealand, Ltd.	118,686	103,585
Auckland International Airport, Ltd.	353,773	474,852
Ebos Group, Ltd.	8,438	35,944
Fisher & Paykel Appliances Holdings, Ltd.	203,400	101,198
Fisher & Paykel Healthcare Corp., Ltd.	90,512	214,498
Freightways, Ltd. (b)	54,979	121,700
Infratil, Ltd.	153,002	185,608
Mainfreight, Ltd.	39,750	152,651
Michael Hill International, Ltd.	13,427	6,781
New Zealand Oil & Gas, Ltd. (a)	136,327	160,373
Nuplex Industries, Ltd.	21,000	37,034
NZX, Ltd.	7,095	41,801
PGG Wrightson, Ltd. (b)	58,658	27,147
Pike River Coal, Ltd. (a)	49,009	36,135
Port of Tauranga, Ltd.	32,005	156,596
Rubicon, Ltd. (a)	1,637	1,361
Ryman Healthcare, Ltd.	93,887	124,222
Sanford, Ltd.	314	1,134
Sky City Entertainment, Ltd.	213,357	501,270
Sky Network Television, Ltd.	40,652	139,314
The New Zealand Refining Co., Ltd.	23,241	77,589
The Warehouse Group, Ltd. (b)	42,287	128,254
Tower, Ltd. (a)	53,301	64,240
Vector, Ltd.	96,678	131,993

		3,025,280

Norway—1.0%
Aktiv Kapital ASA	4,667	32,355
Austevoll Seafood ASA	16,130	95,771
Blom AS (a)	19,000	49,429
Bonheur ASA	200	5,705
Camillo Eitzen & Co. ASA	4,200	4,990
Cermaq ASA	33,976	275,712
Copeinca ASA (a)	12,800	62,834
Deep Sea Supply, Plc. (a)	14,000	21,705
Det Norske Oljeselskap ASA (a)	7,000	60,982
DNO International ASA (b)	462,000	324,355
DOF ASA	18,020	110,457
Eitzen Chemical ASA (a)	42,083	15,763
Ekornes ASA	3,531	60,489

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Ementor ASA (a)	33,800	$213,834
Farstad Shipping ASA	2,200	48,689
Ganger Rolf ASA	8,800	228,646
Leroy Seafood Group ASA	2,700	47,964
Nordic Semiconductor ASA	1,000	6,921
Norse Energy Corp. ASA (a)	48,000	33,988
Norske Skogindustrier ASA (b)	87,500	173,843
Norwegian Air Shuttle AS (a)	8,200	161,932
Odfjell SE (Series A)	1,800	14,514
ODIM ASA (a)	12,900	72,661
Opera Software ASA (b)	10,600	41,302
Petroleum Geo-Services ASA (a)	71,000	695,329
Petrolia Drilling ASA (a)	330,000	29,714
Pronova BioPharma AS (a)	45,283	137,394
Q-Free ASA (a)	8,000	28,944
Scana Industrier	51,722	67,354
Sevan Marine ASA (a)	119,800	185,442
Solstad Offshore ASA	4,500	75,168
SpareBank 1 SMN	28,459	238,968
TGS Nopec Geophysical Co. ASA (a)	38,800	580,296
Tomra Systems ASA	45,000	210,627
Veidekke ASA	64,000	479,937
Wilh Wilhelmsen ASA	900	19,482

		4,913,496

Portugal—0.7%
Altri SGPS S.A. (b)	32,303	194,850
Banco BPI S.A.	96,671	341,530
Banif S.A. (b)	13,296	26,665
Finibanco Holding SGPS S.A.	16,163	40,211
Inapa-Invest Particip Gesta	63,187	63,711
Mota Engil SGPS S.A.	30,466	169,569
Novabase SGPS S.A. (a)	7,827	54,982
Portucel Empresa Produtora de Pasta e Papel S.A.	118,253	363,584
REN - Redes Energeticas Nacionais S.A.	37,103	162,658
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	28,892
Semapa-Sociedade de Investimento e Gestao	28,354	321,370
Sonae Industria SGPS S.A. (a) (b)	24,230	89,708
Sonae SGPS S.A.	621,500	860,270
Sonaecom SGPS S.A. (a)	42,420	126,626
Teixeira Duarte-Engenharia Construcoes S.A.	101,510	162,477
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (b)	57,902	392,919

		3,400,022

Singapore—1.5%
Allgreen Properties, Ltd.	324,000	256,883
ASL Marine Holdings, Ltd.	48,000	35,198
Bukit Sembawang Estates, Ltd.	23,000	81,159
Cerebos Pacific, Ltd.	38,000	89,164
Chartered Semiconductor Manufacturing, Ltd. (a) (b)	168,830	310,026
China Energy, Ltd.	185,000	36,493
Chuan Hup Holdings, Ltd.	125,000	27,778
Cosco Corp. Singapore, Ltd. (b)	290,000	244,586
Creative Technology, Ltd.	28,450	124,902

Security Description	Shares	Value

Singapore—(Continued)
CSE Global, Ltd. (a)	194,000	$108,721
CWT, Ltd.	78,000	36,003
Ezra Holdings, Ltd.	214,000	283,396
Food Empire Holdings, Ltd.	43,000	10,223
Gallant Venture, Ltd. (a)	325,000	84,014
Goodpack, Ltd. (b)	117,000	83,370
Guocoland, Ltd. (b)	37,000	56,808
Hi-P International, Ltd.	132,000	66,710
Ho Bee Investment, Ltd.	161,000	159,474
Hong Leong Asia, Ltd.	6,000	9,098
Hotel Plaza, Ltd.	84,000	85,268
Hotel Properties, Ltd.	100,000	164,144
Hyflux, Ltd. (b)	160,000	344,676
Jaya Holdings, Ltd.	154,000	49,903
K1 Ventures, Ltd. (a)	483,000	64,762
Keppel Telecommunications & Transportation, Ltd.	67,000	68,571
Kim Eng Holdings, Ltd.	148,000	209,782
KS Energy Services, Ltd.	72,000	61,813
Low Keng Huat Singapore, Ltd.	123,000	32,201
MediaRing, Ltd. (a)	261,000	42,160
Metro Holdings, Ltd.	195,000	99,739
Midas Holdings, Ltd.	187,000	112,869
MobileOne, Ltd.	142,000	178,251
Orchard Parade Holdings, Ltd.	35,000	26,659
Parkway Holdings, Ltd.	265,000	387,836
Petra Foods, Ltd. (b)	75,000	44,959
Raffles Education Corp., Ltd.	480,437	172,527
Raffles Medical Group, Ltd.	45,000	43,381
SC Global Developments, Ltd. (b)	106,000	120,205
Singapore Land, Ltd.	42,000	161,094
Singapore Post, Ltd.	467,000	306,118
SMRT Corp., Ltd.	256,000	305,064
Stamford Land Corp., Ltd.	86,000	25,325
Straits Asia Resources, Ltd. (b)	218,000	326,309
Tat Hong Holdings, Ltd. (b)	124,000	91,762
United Engineers, Ltd.	82,000	98,371
UOB-Kay Hian Holdings, Ltd.	99,000	105,673
UOL Group, Ltd.	207,000	501,899
Venture Corp., Ltd.	81,000	514,682
WBL Corp, Ltd.	1,000	3,378
Wheelock Properties S, Ltd.	130,000	161,347
Wing Tai Holdings, Ltd.	284,000	335,656

		7,350,390

Spain—2.4%
Abengoa S.A. (b)	18,306	529,300
Amper S.A.	9,031	100,555
Antena 3 de Television S.A. (b)	36,795	389,528
Avanzit S.A.	61,530	84,307
Azkoyen S.A. (a) (b)	1,608	8,056
Banco Guipuzcoano S.A.	47,543	389,506
Banco Pastor S.A. (b)	57,319	469,233
Baron de Ley (a)	1,446	77,935
Bolsas y Mercados Espanoles	43,161	1,681,233
Campofrio Alimentacion S.A.	13,123	137,106
Cementos Portland Valderrivas S.A.	5,084	265,789
Construcciones y Auxiliar de Ferrocarriles S.A.	806	410,447

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Corp. Dermoestetica (a)	5,190	$27,730
Duro Felguera S.A.	27,918	297,748
Ebro Puleva S.A.	53,361	1,014,936
Elecnor S.A.	1,881	34,464
Ercros S.A. (a)	508,403	142,696
Faes Farma S.A. (b)	54,495	349,139
General de Alquiler de Maquinaria (a)	2,424	25,277
Gestevision Telecino S.A. (b)	31,078	392,352
Grupo Catalana Occidente S.A.	29,746	729,095
Grupo Empresarial Ence S.A. (b)	41,033	185,614
La Seda de Barcelona S.A. (b)	328,744	163,507
Laboratorios Almirall S.A. (a)	35,719	463,637
Mecalux S.A.	2,029	32,955
Miquel y Costas & Miquel S.A.	3,963	93,195
Natra S.A.	7,533	36,483
Natraceutical S.A. (a)	73,246	56,159
NH Hoteles S.A. (b)	45,304	300,478
Obrascon Huarte Lain S.A.	14,969	417,335
Papeles y Cartones de Europa S.A.	16,521	97,252
Pescanova S.A.	2,450	89,323
Prim S.A.	3,013	32,794
Prosegur Cia de Seguridad S.A.	7,369	293,275
Realia Business S.A.	74,911	216,522
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a)	34,412	86,606
Sol Melia S.A.	29,329	296,509
SOS Cuetara S.A. (b)	17,337	85,695
Telecomunicaciones y Energia (a)	13,592	67,300
Tubacex S.A.	6,426	31,772
Tubos Reunidos S.A.	6,961	24,860
Unipapel S.A.	558	9,043
Vidrala S.A.	7,759	200,340
Viscofan S.A.	15,913	387,411
Zeltia S.A. (b)	56,742	401,561

		11,626,058

Sweden—2.5%
AarhusKarlshamn AB	12,245	235,445
Acando AB (b)	35,170	72,113
Active Biotech AB (a)	18,626	155,029
AddTech AB	2,452	34,810
AF AB	7,996	197,089
Axfood AB	12,514	346,271
Axis Communications AB	20,453	216,632
B&B Tools AB	8,370	94,162
BE Group AB	7,115	45,065
Beijer AB G&L	2,929	74,965
Beijer Alma AB	9,174	105,283
Bilia AB	297	2,256
Billerud AB (b)	26,100	140,447
Billerud AB (Subscription Shares) (a)	26,100	139,518
BioGaia AB (a)	5,910	71,060
Biotage AB (a)	9,068	9,038
Biovitrum AB (a)	13,716	117,916
Boliden AB	111,995	1,205,642
Cardo AB	7,973	195,080

Security Description	Shares	Value

Sweden—(Continued)
Clas Ohlson AB	12,321	$220,050
Concordia Maritime AB	1,978	5,474
Elekta AB (b)	32,280	625,563
Enea AB (a)	3,097	18,906
Eniro AB	37,693	197,127
Fagerhult AB	1,178	21,941
Gunnebo AB	1,759	8,674
Hakon Invest AB	8,942	139,238
Haldex AB	9,122	84,747
Hexagon AB	58,435	698,230
HIQ International AB	18,611	78,632
Hoganas AB	11,748	196,794
Holmen AB (Series B)	5,453	150,195
Industrial & Financial Systems	11,624	104,629
Indutrade AB	4,282	83,356
Intrum Justitia AB (b)	32,250	360,785
JM AB (b)	22,829	281,867
KappAhl Holding AB	25,400	181,218
Lindab International AB	25,745	318,513
Loomis AB (b)	7,463	73,320
Lundin Petroleum AB (a)	13,522	109,700
Meda AB	48,129	431,304
Medivir AB (a)	4,728	44,087
Mekonomen AB	6,461	118,498
Modern Times Group AB	8,453	365,597
Munters AB	22,041	158,121
NCC AB	35,429	540,486
Net Insight AB (a)	3,002	2,237
Nibe Industrier AB	33,200	336,964
Nobia AB	56,746	311,612
Nolato AB	7,298	57,314
ORC Software AB	1,967	37,538
PA Resources AB (a) (b)	31,913	122,968
Peab AB	64,294	440,330
Proffice AB (a)	32,500	101,024
Q-Med AB	29,800	175,137
Rederi AB Transatlantic	6,507	24,830
Rezidor Hotel Group AB	48,455	173,358
rnb Retail & Brands AB (b)	25,760	27,444
SAS AB (a) (b)	630,000	447,848
Seco Tools	1,054	14,662
Sensys Traffic AB	69,928	28,261
Skanditek Industriforvaltning AB	2,946	8,403
SkiStar AB	8,016	144,780
Studsvik AB	3,095	27,555
Sweco AB	15,485	128,871
Trelleborg AB	9,474	54,840

		11,740,849

Switzerland—4.7%
Acino Holding AG	1,088	200,686
Advanced Digital Broadcast Holdings S.A. (a)	1,435	77,312
Affichage Holding Genf	238	28,243
AFG Arbonia-Forster Holding	587	12,734
Allreal Holding AG	3,914	480,088
Aryzta AG	17,492	709,378

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Ascom Holding AG	5,888	$72,218
Bachem Holding AG	1,216	82,133
Bank Coop AG	1,165	83,837
Bank Sarasin & Cie AG	17,000	707,066
Banque Cantonale de Geneve	98	22,663
Banque Cantonale Vaudoise	2,412	993,117
Banque Privee Edmond de Rothschild S.A.	3	81,860
Barry Callebaut AG	625	370,185
Basilea Pharmaceutica (a) (b)	3,755	378,064
Belimo Holding AG	12	11,851
Bell Holding AG	30	44,824
Bellevue Group AG	2,312	89,809
Berner Kantonalbank AG	1,577	354,177
Bobst group AG	4,586	176,340
Bossard Holding AG	312	18,802
Bucher Industries AG	1,360	151,354
Burckhardt Compression Holding AG	75	12,293
Card Guard AG (a)	4,907	99,158
Centralschweizerische Kraftwerke AG	183	63,438
Charles Voegele Holding AG	848	37,168
Clariant AG	120,115	1,090,892
Compagnie Financiere Tradition S.A.	116	14,787
Conzzeta AG	29	51,400
Cytos Biotechnology AG (a)	2,344	44,065
Daetwyler Holding AG	2,001	115,613
Dufry Group	4,487	251,001
Edipresse S.A.	41	10,164
EFG International AG (b)	21,443	386,349
Elektrizitaets-Gesellschaft Laufenburg AG	98	103,898
Emmi AG	550	67,136
EMS-Chemie Holding AG	4,437	492,872
Energiedienst Holding AG	2,585	150,038
Flughafen Zuerich AG	1,441	419,486
Forbo Holding AG	1,281	347,030
Galenica AG (b)	2,299	808,732
Georg Fischer AG (a) (b)	2,055	538,893
Gurit Holding AG	212	137,555
Helvetia Holding AG	2,268	762,196
Interroll Holding AG	66	19,161
Kaba Holding AG	73	17,878
Kardex AG	1,981	67,803
Komax Holding AG	1,309	98,430
Kudelski S.A.	24,724	573,973
Kuoni Reisen Holding AG	174	64,547
LEM Holding S.A.	133	33,312
Logitech International S.A. (a) (b)	33,490	611,946
Luzerner Kantonalbank AG	719	192,641
Metall Zug AG	25	60,953
Meyer Burger Technology AG (a)	241	58,175
Micronas Semiconductor Holding AG	7,220	30,783
Mikron Holding AG (a)	474	3,162
Mobilezone Holding AG	2,961	22,431
Mobimo Holding AG (a)	1,420	224,854
Nobel Biocare Holding AG	50,446	1,669,980
OC Oerlikon Corp. AG (a) (b)	5,941	485,221
Orell Fuessli Holding AG	86	11,973
Panalpina Welttransport Holding AG	5,159	426,208

Security Description	Shares	Value

Switzerland—(Continued)
Partners Group Holding AG (b)	7,688	$937,403
Petroplus Holdings AG (b)	12,854	323,588
Phoenix Mecano AG	179	71,564
Precious Woods Holding AG (a)	752	30,057
PubliGroupe AG	30	3,436
Rieter Holding AG	205	46,419
Romande Energie Holding S.A.	95	196,750
Schaffner Holding AG	238	38,970
Schulthess Group	4,176	248,887
Schweizerische National-Versicherungs-Gesellschaft	4,473	132,395
Siegfried Holding AG	826	75,656
Sika AG	483	652,060
St. Galler Kantonalbank	839	382,630
Straumann Holding AG (b)	1,231	319,476
Sulzer AG	5,660	488,580
Swisslog Holding AG (a)	159,223	144,206
Swissquote Group Holding S.A.	6,915	368,128
Tamedia AG	242	18,431
Tecan Group AG	3,856	237,944
Temenos Group AG (a) (b)	30,376	712,929
Valiant Holding	830	162,782
Valora Holding AG	1,021	243,083
Vaudoise Assurances Holding S.A.	57	10,681
Verwaltungs- und Privat-Bank AG	2,343	272,829
Von Roll Holding AG (b)	3,690	27,701
Vontobel Holding AG	8,913	297,390
VZ Holding AG	171	12,389
Walliser Kantonalbank	96	51,814
Walter Meier AG	50	4,330
Ypsomed Holding AG (a)	273	17,898
Zehnder Group AG	73	83,100
Zuger Kantonalbank AG	1	4,096

		22,441,938

United Kingdom—16.1%
A.G.BARR, Plc.	438	5,684
Aberdeen Asset Management, Plc. (b)	482,394	1,158,435
Aegis Group, Plc.	169,785	305,135
Aga Rangemaster Group, Plc.	10,039	23,090
Aggreko, Plc. (b)	57,424	645,673
Air Partner, Plc.	992	9,480
Alterian, Plc. (a)	16,484	46,531
Anglo Pacific Group, Plc.	20,324	67,244
Anite, Plc.	88,686	50,327
Antisoma, Plc. (a)	417,909	235,794
Arena Leisure, Plc.	56,506	24,188
Ark Therapeutics Group, Plc. (a) (b)	62,448	42,755
ARM Holdings, Plc.	194,405	449,187
Arriva, Plc.	50,769	407,518
Ashmore Group, Plc.	52,816	212,021
Ashtead Group, Plc.	87,993	121,093
Atkins WS, Plc.	76,087	765,143
Aveva Group, Plc.	36,046	529,989
Axis-Shield, Plc. (a)	9,780	66,384
Babcock International Group (b)	150,101	1,367,507
Balfour Beatty, Plc.	21,040	108,362

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Barratt Developments, Plc. (a)	14,450	$56,744
BBA Avation, Plc.	86,006	218,134
Bellway, Plc.	34,536	459,225
Berkeley Group Holdings, Plc.	66,819	948,601
Bioquell, Plc. (a)	5,000	11,349
Bloomsbury Publishing, Plc.	32,198	63,644
BlueBay Asset Management, Plc. (a)	30,165	142,387
Bodycote, Plc.	51,159	136,305
Bovis Homes Group, Plc.	38,257	286,171
Braemar Shipping Services, Plc.	1,225	7,654
Brammer, Plc.	16,875	47,301
Brewin Dolphin Holdings, Plc.	32,352	84,385
Brit Insurance Holdings, Plc.	236,057	770,726
British Polythene Industries	3,434	12,652
Britvic, Plc.	107,339	605,468
BSS Group, Plc.	10,132	47,012
BTG, Plc. (a)	68,329	198,584
Business Post Group, Plc.	1,868	8,863
Care UK, Plc.	4,120	24,860
Carillion, Plc.	238,276	1,050,070
Carpetright, Plc. (b)	22,006	282,195
Carphone Warehouse Group, Plc.	169,209	518,025
Centaur Media, Plc.	92,526	62,926
Charles Stanley Group, Plc.	548	2,364
Charles Taylor Consulting, Plc.	428	1,551
Chemring Group, Plc.	19,679	770,053
Chesnara, Plc.	18,755	50,793
Chloride Group (b)	145,380	423,996
Close Brothers Group, Plc.	98,159	1,250,309
Collins Stewart, Plc.	37,190	44,962
Computacenter, Plc.	42,354	217,102
Connaught, Plc.	68,406	443,481
Consort Medical, Plc.	18,608	129,528
Cookson Group, Plc.	57,246	376,915
Corin Group, Plc.	16,154	17,582
Costain Group, Plc. (a)	63,612	29,267
Cranswick, Plc.	1,476	15,943
Croda International (b)	78,047	818,880
CSR, Plc. (a)	92,553	695,319
Daily Mail & General Trust (b)	205,019	1,509,295
Dairy Crest Group, Plc.	49,843	305,838
Dana Petroleum, Plc. (a)	39,556	888,529
Davis Service Group, Plc.	52,832	339,097
De La Rue, Plc.	9,434	135,565
Debenhams, Plc.	598,241	729,327
Dechra Pharmaceuticals, Plc.	9,506	65,090
Delta, Plc.	33,416	96,018
Development Securities, Plc.	4,832	26,173
Development Securities, Plc. (New Share Issue) (a)	2,973	16,104
Devro, Plc.	25,818	56,187
Dignity, Plc.	34,648	322,542
Dimension Data Holdings, Plc.	1,102,265	1,116,016
Diploma, Plc.	25,948	71,845
Domino Printing Sciences	70,471	328,393
DS Smith, Plc.	66,460	114,221
DSG International, Plc.	378,482	162,266
Dunelm Group, Plc.	8,929	44,495

Security Description	Shares	Value

United Kingdom—(Continued)
E2V Technologies, Plc.	5,594	$6,856
eaga, Plc.	33,875	78,536
easyJet, Plc. (a)	46,287	281,146
Electrocomponents, Plc.	163,276	401,926
Elementis, Plc.	42,661	38,335
Emerald Energy, Plc.	16,500	197,558
Enterprise Inns, Plc.	53,330	106,350
Euromoney Institutional Investor, Plc.	15,106	90,348
Evolution Group, Plc.	143,415	314,170
F&C Asset Management, Plc. (b)	8,211	10,200
Fidessa Group, Plc.	14,827	278,369
Filtrona, Plc.	129,023	348,509
Forth Ports, Plc.	22,910	443,436
Fortune Oil, Plc. (a)	50,000	6,726
Galiform, Plc.	345,962	438,869
Galliford Try, Plc.	48,725	45,612
Game Group, Plc.	36,827	94,171
Gem Diamonds, Ltd.	9,706	36,994
Genus, Plc.	36,981	405,658
GKN, Plc.	500,911	913,192
Go-Ahead Group, Plc.	15,144	343,630
Goldshield Group, Plc.	2,518	19,014
Greene King, Plc.	26,517	179,076
Greggs, Plc.	51,680	330,959
Halfords Group, Plc.	20,077	113,195
Halma, Plc.	198,998	691,050
Hampson Industries, Plc.	25,735	29,981
Hansard Global, Plc.	5,368	14,255
Hardy Oil & Gas, Plc.	562	4,267
Hardy Underwriting Bermuda, Ltd.	4,477	21,958
Hargreaves Lansdown, Plc.	121,563	555,387
Hays, Plc.	900,038	1,499,748
Headlam Group, Plc.	56,842	280,309
Helical Bar, Plc.	19,239	115,534
Helphire, Plc.	75,037	52,882
Heritage Oil, Plc. (a)	50,948	401,033
Hikma Pharmaceuticals, Plc.	82,141	616,332
Hill & Smith Holdings, Plc.	14,160	70,696
HMV Group, Plc. (b)	209,159	351,241
Hochschild Mining, Plc.	24,362	122,020
Hogg Robinson Group, Plc.	59,231	33,884
Holidaybreak, Plc.	6,269	30,137
Homeserve, Plc.	34,128	870,281
Hornby, Plc.	1,884	4,080
Hunting, Plc.	38,110	328,511
Huntsworth, Plc.	10,759	12,869
Hyder Consulting, Plc.	15,837	73,366
IG Group Holdings, Plc.	112,340	600,031
Imagination Technologies Group, Plc. (a)	17,117	45,195
IMI, Plc.	128,598	921,580
Inchcape, Plc.	840,573	378,905
Intermediate Capital Group, Plc.	38,841	185,876
International Personal Finance, Plc.	167,310	436,942
Interserve, Plc.	78,421	289,002
IP Group, Plc. (a)	67,003	62,210
ITE Group, Plc. (b)	11,205	21,921
ITV, Plc.	147,837	104,582

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
James Fisher & Sons, Plc.	3,380	$27,151
Jardine Lloyd Thompson Group, Plc. (b)	95,216	740,460
JJB Sports, Plc.	47,586	24,600
JKX Oil & Gas, Plc.	21,089	93,871
John Menzies, Plc.	6,010	32,410
John Wood Group, Plc.	119,043	580,516
Johnston Press, Plc.	182,050	109,244
Kcom Group, Plc.	394,746	233,719
Keller Group, Plc.	15,493	180,069
Kier Group, Plc.	3,572	67,663
Kofax, Plc.	6,198	15,571
Ladbrokes, Plc.	336,398	1,010,136
Laird, Plc.	41,419	138,025
Lamprell, Plc.	8,434	23,424
Latchways, Plc.	918	9,475
Lavendon Group, Plc.	276	804
Logica, Plc.	628,299	1,309,462
Marshalls, Plc.	7,931	15,832
Marston’s, Plc.	125,152	195,323
Mcbride, Plc.	112,043	343,656
Meggitt, Plc.	558,568	2,084,682
Melrose Resources, Plc.	8,144	44,356
Michael Page International, Plc.	93,722	502,623
Micro Focus International, Plc.	69,300	394,743
Millennium & Copthorne Hotels, Plc.	41,697	249,222
Misys, Plc.	241,100	798,877
Mitchells & Butlers, Plc. (b)	59,911	249,740
Mitie Group	176,827	713,904
Mondi, Plc.	308,541	1,529,114
Moneysupermarket.com Group, Plc.	33,279	42,982
Morgan Crucible Co.	169,517	466,910
Morgan Sindall, Plc.	9,574	101,730
Mothercare, Plc.	53,760	484,956
Mouchel Group, Plc.	32,678	122,723
N. Brown Group, Plc.	32,130	126,481
National Express Group, Plc. (b)	95,515	731,583
NCC Group, Plc.	6,751	45,502
Northern Foods, Plc.	336,015	379,423
Northumbrian Water Group, Plc.	15,871	62,628
Novae Group, Plc.	12,630	68,716
Optos, Plc. (a)	15,883	21,254
Oxford Instruments, Plc.	10,252	32,888
PayPoint, Plc.	16,746	120,586
Pennon Group, Plc.	20,339	154,791
Persimmon, Plc.	130,130	951,955
Peter Hambro Mining, Plc.	8,312	120,759
Phoenix IT Group, Ltd.	17,631	63,762
Premier Farnell, Plc. (b)	194,041	461,592
Premier Foods, Plc.	145,694	98,019
Premier Oil, Plc.	31,897	618,196
Prostrakan Group, Plc. (a)	21,679	42,910
Provident Financial, Plc.	84,106	1,223,424
Psion, Plc.	46,835	82,440
Punch Taverns, Plc.	143,680	277,746
PV Crystalox Solar, Plc. (a)	147,211	174,616
PZ Cussons, Plc.	133,219	535,786
QinetiQ, Plc.	197,897	445,878

Security Description	Shares	Value

United Kingdom—(Continued)
Quintain Estates & Development, Plc. (a)	16,142	$54,506
Rank Group, Plc.	256,906	367,154
Rathbone Brothers	24,973	347,880
REA Holdings, Plc.	1,120	6,873
Redrow, Plc.	50,595	174,663
Renishaw, Plc.	21,312	188,818
Renovo Group, Plc.	13,825	5,752
Rensburg Sheppards, Plc.	6,176	63,769
Rentokil Initial, Plc.	93,310	170,132
Restaurant Group, Plc.	107,334	331,489
Rightmove, Plc.	51,550	457,718
RM, Plc.	49,467	124,277
Robert Walters, Plc.	12,652	41,858
Robert Wiseman Dairies, Plc.	5,551	37,579
ROK, Plc.	91,430	79,005
Rotork, Plc.	45,982	832,536
RPS Group, Plc.	53,643	193,299
Salamander Energy, Plc. (a)	37,900	136,744
Savills, Plc.	28,613	152,270
SDL, Plc. (a)	17,220	99,613
Senior, Plc.	2,841	2,807
Severfield-Rowen, Plc.	18,156	51,915
Shanks Group, Plc.	89,836	142,606
Skyepharma, Plc. (a)	3,000	4,249
Smiths News, Plc.	30,398	58,110
Soco International, Plc. (a) (b)	6,499	147,149
Spectris, Plc.	75,025	849,096
Spirax-Sarco Engineering, Plc.	42,679	714,051
Spirent Communications, Plc.	237,554	331,926
Sportech, Plc. (a)	6,604	7,824
Sports Direct International, Plc.	39,416	64,652
SSL International, Plc.	124,284	1,274,088
ST Modwen Properties, Plc.	20,598	73,212
St. James’s Place, Plc.	86,208	360,288
Stagecoach Group, Plc.	8,686	22,628
Sthree, Plc.	36,383	150,836
T. Clarke, Plc.	1,419	3,048
Ted Baker, Plc.	2,338	16,190
Telecity Group, Plc. (a)	18,904	96,994
Telecom Plus, Plc.	6,811	34,569
The Vitec Group, Plc.	7,072	41,306
The Weir Group, Plc.	78,900	856,945
Thorntons, Plc.	42,472	82,236
Tomkins, Plc.	739,996	2,236,193
Topps Tiles, Plc.	106,295	161,536
Travis Perkins, Plc.	20,773	277,620
Tribal Group, Plc.	14,405	22,987
Trinity Mirror, Plc.	17,962	33,859
TT electronics, Plc.	52,537	54,624
Tullett Prebon, Plc.	112,046	702,076
UK Coal, Plc. (Subscription Shares) (a)	21,455	39,654
UK Coal, Plc. (a)	39,010	72,126
United Business Media, Ltd.	152,069	1,139,664
UTV Media, Plc.	54,341	86,560
Vectura Group, Plc. (a)	35,104	47,804
Victrex, Plc.	43,917	535,997
Vislink, Plc.	79,800	31,924

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
VT Group, Plc.	71,633	$646,497
WH Smith, Plc.	85,603	618,013
Whitbread, Plc.	6,816	132,629
William Hill, Plc.	379,572	1,071,805
Wincanton, Plc.	67,693	256,182
Wolfson Microelectronics, Plc. (a)	84,440	186,805
WSP Group, Plc.	13,720	79,079
Xaar, Plc.	12,846	19,402
Xchanging, Plc.	127,657	450,936
Yell Group, Plc. (a)	43,101	40,554
Yule Catto & Co., Plc.	46,758	102,757

		77,127,618

Total Common Stock (Identified Cost $338,166,959)		475,721,996

Rights—0.1%

Australia—0.0%
AWB, Ltd. (a) (c)	208,550	50,592
United Mineral Corp. (a) (d)	663	0

		50,592

Belgium—0.0%
Deceuninck NV (a)	4,353	10,189

Finland—0.0%
Amer Sports Oyj (a) (c)	28,334	72,397

Germany—0.1%
Deutsche Wohnen AG (a)	11,706	79,627

Portugal—0.0%
Banif SGPS S.A. (a) (c)	13,296	1,439

Sweden—0.0%
rnb Retail & Brands AB (a) (b) (c)	25,760	659

Total Rights (Identified Cost $161,884)		214,903

Warrants—0.0%

Australia—0.0%
UXC, Ltd. (a)	4,231	1,698

Total Warrants (Identified Cost $0)		1,698

Short Term Investments—9.9%
Security Description	Shares/Par Amount	Value

United States—9.9%
State Street Navigator Securities Lending Prime Portfolio (e)	46,081,733	$46,081,733
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $1,361,000 on 10/01/09, collateralized by $1,340,000 Federal Home Loan Bank 4.375% due 09/17/10 with a value of $1,391,724.	$1,361,000	1,361,000

Total Short Term Investments (Identified Cost $47,442,733)		47,442,733

Total Investments—109.4% (Identified Cost $385,771,576) (f)		523,381,330
Liabilities in excess of other assets		(44,813,965)

Net Assets—100%		$478,567,365

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $44,262,452 and the collateral received consisted of cash in the amount of $46,081,733 and non-cash collateral with a value of $282,605. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Zero Valued Security.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $385,771,576 and the composition of unrealized appreciation and depreciation of investment securities was $144,795,668 and $(7,185,914), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone

Ten Largest Industries as of September 30, 2009	Percentage of Net Assets
Metals & Mining	5.3%
Machinery	5.2%
Commercial Banks	4.4%
Construction & Engineering	4.3%
Oil, Gas & Consumable Fuels	4.0%
Media	3.8%
Chemicals	3.6%
Food Products	3.1%
Capital Markets	3.1%
Specialty Retail	3.0%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$32,949,379	$415,294	$33,364,673
Austria	—	5,929,089	—	5,929,089
Belgium	—	6,102,662	—	6,102,662
Bermuda	—	7,127,719	—	7,127,719
Canada	—	43,502,863	—	43,502,863
Cayman Islands	—	2,818,939	—	2,818,939
Cyprus	—	582,810	—	582,810
Denmark	—	4,977,906	—	4,977,906
Finland	—	14,667,374	—	14,667,374
France	—	23,965,988	—	23,965,988
Germany	—	25,788,812	—	25,788,812
Greece	—	7,975,621	—	7,975,621
Hong Kong	—	3,839,163	—	3,839,163
Ireland	—	5,222,358	—	5,222,358
Italy	—	16,783,084	—	16,783,084
Japan	—	112,562,962	—	112,562,962
Jersey	—	3,743,848	—	3,743,848
Luxembourg	—	793,159	—	793,159
Netherlands	—	14,347,315	—	14,347,315
New Zealand	—	3,025,280	—	3,025,280
Norway	—	4,913,496	—	4,913,496
Portugal	—	3,400,022	—	3,400,022
Singapore	—	7,350,390	—	7,350,390
Spain	—	11,626,058	—	11,626,058
Sweden	—	11,740,849	—	11,740,849
Switzerland	—	22,441,938	—	22,441,938
United Kingdom	—	77,127,618	—	77,127,618
Total Common Stock	—	475,306,702	415,294	475,721,996
Rights
Australia	—	—	50,592	50,592
Belgium	—	10,189	—	10,189
Finland	—	—	72,397	72,397
Germany	—	79,627	—	79,627
Portugal	—	—	1,439	1,439
Sweden	—	—	659	659
Total Rights	—	89,816	125,087	214,903
Warrants
Australia	1,698	—	—	1,698
Short Term Investments
United States	46,081,733	1,361,000	—	47,442,733
Total Investments	$46,083,431	$476,757,518	$540,381	$523,381,330

MSF-104

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights	Total
Balance as of December 31, 2008	$0	$0	$0
Transfers In (Out) of Level 3	55,581	0	55,581
Accrued discounts/premiums	0	0	0
Realized Gain (Loss)	0	0	0
Change in unrealized appreciation (depreciation)	107,009	24,236	131,245
Net Purchases (Sales)	252,704	100,851	353,555
Balance as of September 30, 2009	$415,294	$125,087	$540,381

MSF-105

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	878,884	$8,120,889
BlackRock Large Cap Value Portfolio, (Class A) (a)	2,233,477	20,145,971
Clarion Global Real Estate Portfolio, (Class A) (b)	701,865	6,415,046
Davis Venture Value Portfolio, (Class A) (a)	616,147	16,278,604
Dreman Small Cap Value Portfolio, (Class A) (b)	526,287	6,236,501
FI Mid Cap Opportunities Portfolio, (Class A) (a)	349,189	4,151,852
Harris Oakmark International Portfolio, (Class A) (b)	893,478	10,301,806
Janus Forty Portfolio, (Class A) (b)	126,664	7,844,315
Jennison Growth Portfolio, (Class A) (a)	1,582,977	15,845,601
Lazard Mid-Cap Portfolio, (Class A) (b)	471,896	4,157,407
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	941,454	10,120,635
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	58,919	8,134,931
Met/Dimensional International Small Company Portfolio, (Class A) (a)	435,810	6,336,673
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,828,804	14,228,098
MFS Emerging Markets Equity Portfolio, (Class A) (b)	699,343	6,203,170
MFS Research International Portfolio, (Class A) (b)	901,913	8,270,541
MFS Value Portfolio, (Class A) (a)	1,311,250	13,977,927
Pioneer Fund Portfolio, (Class A) (b)	1,038,663	11,819,986

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,354,289	$16,007,698
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	561,624	4,139,172
Van Eck Global Natural Resources Portfolio, (Class A) (a)	289,747	4,094,129

Total Mutual Funds (Identified Cost $213,302,632)		202,830,952

Total Investments—100.0% (Identified Cost $213,302,632) (c)		202,830,952
Other assets less liabilities		799

Net Assets—100%		$202,831,751

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $213,302,632 and the composition of unrealized appreciation and depreciation of investment securities was $12,385,122 and $(22,856,802), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds	$202,830,952	$—	$—	$202,830,952
Total Investments	$202,830,952	$—	$—	$202,830,952

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	427,978	$3,954,515
BlackRock Bond Income Portfolio, (Class A) (a)	722,957	75,136,907
BlackRock High Yield Portfolio, (Class A) (b)	1,038,490	7,809,442
BlackRock Large Cap Value Portfolio, (Class A) (a)	1,740,574	15,699,973
Davis Venture Value Portfolio, (Class A) (a)	300,290	7,933,658
Dreman Small Cap Value Portfolio, (Class A) (b)	341,661	4,048,687
Harris Oakmark International Portfolio, (Class A) (b)	347,639	4,008,283
Jennison Growth Portfolio, (Class A) (a)	385,784	3,861,701
Lazard Mid-Cap Portfolio, (Class A) (b)	459,308	4,046,504
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	997,516	11,601,114
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	28,702	3,962,877
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	1,526,725	11,877,920
Met/Templeton International Bond Fund Portfolio, (Class A) (b)	1,759,470	18,738,356
MFS Research International Portfolio, (Class A) (b)	438,709	4,022,959
MFS Value Portfolio, (Class A) (a)	1,460,449	15,568,385
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,085,044	22,810,385
PIMCO Total Return Portfolio, (Class A) (b)	7,707,036	91,251,309

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	330,153	$3,902,406
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	4,288,352	50,473,903
Western Asset Management U.S. Government Portfolio, (Class A) (a)	1,902,557	22,469,196

Total Mutual Funds (Identified Cost $372,592,247)		383,178,480

Total Investments—100.0% (Identified Cost $372,592,247) (c)		383,178,480
Liabilities in excess of other assets		(44,239)

Net Assets—100%		$383,134,241

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30,2009 was $372,592,247 and the composition of unrealized appreciation and depreciation of investment securities was $12,696,276 and $(2,110,043), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds	$383,178,480	$—	$—	$383,178,480
Total Investments	$383,178,480	$—	$—	$383,178,480

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	2,228,242	$20,588,960
BlackRock Bond Income Portfolio, (Class A) (a)	1,034,387	107,503,806
BlackRock High Yield Portfolio, (Class A) (b)	2,702,293	20,321,242
BlackRock Large Cap Value Portfolio, (Class A) (a)	5,664,066	51,089,876
Clarion Global Real Estate Portfolio, (Class A) (b)	1,188,522	10,863,088
Davis Venture Value Portfolio, (Class A) (b)	1,563,178	41,299,174
Dreman Small Cap Value Portfolio, (Class A) (b)	890,997	10,558,319
Harris Oakmark International Portfolio, (Class A) (b)	1,811,255	20,883,772
Jennison Growth Portfolio, (Class A) (a)	2,007,230	20,092,374
Lazard Mid-Cap Portfolio, (Class A) (b)	1,196,129	10,537,892
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,730,172	20,121,898
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	955,777	10,274,599
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	149,471	20,637,462
Met/Dimensional International Small Company Portfolio, (Class A) (a)	736,244	10,704,985
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	6,625,655	51,547,593
Met/Templeton International Bond Fund Portfolio, (Class A) (b)	4,574,436	48,717,747
MFS Research International Portfolio, (Class A) (b)	2,285,776	20,960,563
MFS Value Portfolio, (Class A) (a)	4,751,183	50,647,613
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,712,531	29,675,089

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio, (Class A) (b)	18,384,972	$217,678,064
Pioneer Fund Portfolio, (Class A) (b)	2,635,255	29,989,204
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,717,849	20,304,971
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,424,638	10,499,579
Van Eck Global Natural Resources Portfolio, (Class A) (a)	734,582	10,379,640
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	8,586,342	101,061,242
Western Asset Management U.S. Government Portfolio, (Class A) (a)	3,299,331	38,965,100

Total Mutual Funds (Identified Cost $990,107,714)		1,005,903,852

Total Investments—100.0% (Identified Cost $990,107,714) (c)		1,005,903,852
Liabilities in excess of other assets		(225,680)

Net Assets—100%		$1,005,678,172

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $990,107,714 and the composition of unrealized appreciation and depreciation of investment securities was $43,307,715 and $(27,511,577), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds	$1,005,903,852	$—	$—	$1,005,903,852
Total Investments	$1,005,903,852	$—	$—	$1,005,903,852

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—94.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Alliant Techsystems, Inc. (a) (b)	16,097	$1,253,151
BE Aerospace, Inc. (b)	49,454	996,004

		2,249,155

Airlines—0.3%
Airtran Holdings, Inc. (a) (b)	58,742	367,137
Alaska Air Group, Inc. (b)	17,169	459,958
JetBlue Airways Corp. (b)	104,814	626,788

		1,453,883

Auto Components—0.6%
BorgWarner, Inc. (a) (b)	57,034	1,725,849
Gentex Corp. (a)	67,344	952,917

		2,678,766

Automobiles—0.1%
Thor Industries, Inc.	17,348	536,921

Beverages—0.5%
Hansen Natural Corp. (b)	35,448	1,302,360
PepsiAmericas, Inc.	27,393	782,344

		2,084,704

Biotechnology—1.2%
OSI Pharmaceuticals, Inc. (a) (b)	28,370	1,001,461
United Therapeutics Corp. (b)	22,874	1,120,597
Vertex Pharmaceuticals, Inc. (b)	88,327	3,347,594

		5,469,652

Building Products—0.2%
Lennox International, Inc. (a)	23,739	857,453

Capital Markets—2.0%
Affiliated Managers Group, Inc. (a) (b)	20,378	1,324,774
Apollo Investment Corp.	80,038	764,363
Eaton Vance Corp.	57,428	1,607,410
Jefferies Group, Inc.	59,898	1,631,023
Raymond James Financial, Inc.	48,297	1,124,354
SEI Investments Co.	63,514	1,249,955
Waddell & Reed Financial, Inc. (Class A)	41,985	1,194,473

		8,896,352

Chemicals—3.1%
Albemarle Corp.	44,760	1,548,696
Ashland Inc.	36,390	1,572,776
Cabot Corp.	31,966	738,734
Cytec Industries, Inc.	23,700	769,539
Lubrizol Corp.	33,065	2,362,825
Minerals Technologies, Inc.	9,157	435,507
Olin Corp. (a)	38,249	667,063
RPM International, Inc.	63,028	1,165,388
Sensient Technologies Corp.	23,845	662,176
Terra Industries, Inc.	48,787	1,691,445
The Scotts Miracle-Gro Co. (a)	21,860	938,887

Security Description	Shares	Value

Chemicals—(Continued)
Valspar Corp. (a)	49,297	$1,356,160

		13,909,196

Commercial Banks—3.1%
Associated Banc-Corp. (a)	62,514	713,910
BancorpSouth, Inc. (a)	35,885	875,953
Bank Hawaii Corp.	23,411	972,493
Cathay General Bancorp (a)	24,238	196,085
City National Corp. (a)	21,139	822,941
Commerce Bancshares, Inc.	33,990	1,265,788
Cullen/Frost Bankers, Inc.	29,179	1,506,804
FirstMerit Corp.	41,691	793,374
Fulton Financial Corp. (a)	86,067	633,453
International Bancshares Corp. (a)	25,342	413,328
PacWest Bancorp (a)	13,378	254,851
SVB Financial Group (a) (b)	16,219	701,796
Synovus Financial Corp.	234,863	880,736
TCF Financial Corp. (a)	54,626	712,323
Trustmark Corp. (a)	24,987	476,002
Valley National Bancorp	69,919	859,304
Webster Finanical Corp.	31,348	390,910
Westamerica Bancorp (a)	14,282	742,664
Wilmington Trust Corp. (a)	33,885	481,167

		13,693,882

Commercial Services & Supplies—1.6%
Clean Harbors, Inc. (b)	11,146	627,074
Copart, Inc. (b)	32,903	1,092,709
Corrections Corp. of America (b)	56,319	1,275,625
Deluxe Corp.	25,001	427,517
Herman Miller, Inc.	27,322	462,015
HNI Corp.	21,994	519,058
Mine Safety Appliances Co. (a)	14,769	406,295
Rollins, Inc.	21,333	402,127
The Brink’s Co.	22,282	599,609
Waste Connections, Inc. (b)	39,165	1,130,302

		6,942,331

Communications Equipment—1.9%
3Com Corp. (b)	191,199	999,971
ADC Telecommunications, Inc. (b)	47,241	393,990
Adtran, Inc. (a)	27,320	670,706
Avocent Corp. (b)	21,684	439,535
CommScope, Inc. (a) (b)	45,764	1,369,716
F5 Networks, Inc. (b)	38,492	1,525,438
Palm, Inc. (a) (b)	78,318	1,365,083
Plantronics, Inc.	23,902	640,812
Polycom, Inc. (a) (b)	41,099	1,099,398

		8,504,649

Computers & Peripherals—0.5%
Diebold, Inc.	32,394	1,066,735
Imation Corp. (a)	14,700	136,269
NCR Corp. (b)	77,688	1,073,648

		2,276,652

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—1.6%
Aecom Technology Corp. (b)	53,937	$1,463,850
Dycom Industries, Inc. (b)	19,067	234,524
Granite Construction, Inc. (a)	16,450	508,963
KBR, Inc.	78,426	1,826,542
The Shaw Group, Inc. (b)	40,860	1,311,198
URS Corp. (b)	41,222	1,799,340

		7,144,417

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	21,776	2,004,916

Consumer Finance—0.2%
AmeriCredit Corp. (a) (b)	46,916	740,804

Containers & Packaging—1.2%
AptarGroup, Inc.	33,094	1,236,392
Greif, Inc.	16,725	920,711
Packaging Corp. of America	50,327	1,026,671
Sonoco Products Co.	48,839	1,345,026
Temple-Inland, Inc. (a)	52,073	855,039

		5,383,839

Distributors—0.3%
LKQ Corp. (b)	68,820	1,275,923

Diversified Consumer Services—1.8%
Brink’s Home Security Holdings, Inc. (b)	22,377	688,988
Career Education Corp. (a) (b)	33,725	822,215
Corinthian Colleges, Inc. (a) (b)	42,591	790,489
ITT Educational Services, Inc. (a) (b)	15,487	1,709,920
Matthews International Corp.	14,834	524,827
Regis Corp.	27,918	432,729
Service Corp. International	122,719	860,260
Sotheby’s (a)	32,704	563,490
Strayer Education, Inc. (a)	6,842	1,489,367

		7,882,285

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. (a) (b)	103,629	362,701

Electric Utilities—1.6%
Cleco Corp.	29,568	741,565
DPL, Inc. (a)	56,701	1,479,896
Great Plains Energy, Inc.	66,095	1,186,405
Hawaiian Electric Industries, Inc. (a)	44,764	811,124
IDACORP, Inc.	23,100	665,049
NV Energy, Inc.	114,708	1,329,466
Westar Energy, Inc.	53,222	1,038,361

		7,251,866

Electrical Equipment—1.5%
Ametek, Inc.	52,567	1,835,114
Hubbell, Inc. (Class B)	27,574	1,158,108
Roper Industries, Inc. (a)	44,405	2,263,767
Thomas & Betts Corp. (b)	25,840	777,267

Security Description	Shares	Value

Electrical Equipment—(Continued)
Woodward Governor Co.	27,564	$668,703

		6,702,959

Electronic Equipment, Instruments & Components—2.6%
Arrow Electronics, Inc. (b)	58,489	1,646,465
Avnet, Inc. (a) (b)	73,866	1,918,300
Ingram Micro, Inc. (b)	79,707	1,343,063
Itron, Inc. (a) (b)	19,554	1,254,194
Mettler Toledo International, Inc. (b)	16,480	1,492,923
National Instruments Corp. (a)	27,705	765,489
Tech Data Corp. (b)	24,581	1,022,816
Trimble Navigation, Ltd. (b)	58,575	1,400,528
Vishay Intertechnology, Inc. (b)	91,248	720,859

		11,564,637

Energy Equipment & Services—2.6%
Exterran Holdings, Inc. (a) (b)	30,550	725,257
Helix Energy Solutions Group, Inc. (b)	44,497	666,565
Helmerich & Payne, Inc. (a)	51,558	2,038,088
Oceaneering International, Inc. (b)	26,825	1,522,319
Patterson-UTI Energy, Inc. (a)	75,104	1,134,070
Pride International, Inc. (a) (b)	84,875	2,583,595
Superior Energy Services, Inc. (b)	38,226	860,849
Tidewater, Inc.	25,278	1,190,341
Unit Corp. (b)	19,747	814,564

		11,535,648

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. (a) (b)	27,139	982,974
Ruddick Corp. (a)	19,930	530,537

		1,513,511

Food Products—1.2%
Corn Products International, Inc.	36,494	1,040,809
Flowers Foods, Inc.	37,883	995,944
Lancaster Colony Corp.	9,480	486,040
Ralcorp Holdings, Inc. (b)	27,677	1,618,274
Smithfield Foods, Inc. (a) (b)	68,854	950,185
Tootsie Roll Industries, Inc. (a)	12,874	306,144

		5,397,396

Gas Utilities—1.9%
AGL Resources, Inc.	37,783	1,332,607
Energen Corp.	35,062	1,511,172
National Fuel Gas Co.	39,228	1,797,035
ONEOK, Inc.	51,529	1,886,992
UGI Corp.	53,006	1,328,330
WGL Holdings, Inc. (a)	24,515	812,427

		8,668,563

Health Care Equipment & Supplies—3.6%
Beckman Coulter, Inc.	33,515	2,310,524
Edwards Lifesciences Corp. (b)	27,584	1,928,397
Gen-Probe, Inc. (a) (b)	24,611	1,019,880

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Hill-Rom Holdings, Inc.	30,619	$666,882
Hologic, Inc. (b)	125,471	2,050,196
IDEXX Laboratories, Inc. (a) (b)	28,650	1,432,500
Immucor, Inc. (b)	34,461	609,960
Kinetic Concepts, Inc. (a) (b)	30,227	1,117,794
Masimo Corp. (a) (b)	25,352	664,222
ResMed, Inc. (b)	36,935	1,669,462
STERIS Corp.	28,650	872,393
Teleflex, Inc.	19,421	938,229
Thoratec Corp. (b)	27,662	837,329

		16,117,768

Health Care Providers & Services—3.1%
Community Health Systems, Inc. (a) (b)	45,336	1,447,579
Health Management Associates, Inc. (Class A) (b)	120,584	903,174
Health Net, Inc. (b)	50,776	781,950
Henry Schein, Inc. (b)	44,095	2,421,256
Kindred Healthcare, Inc. (b)	19,083	309,717
LifePoint Hospitals, Inc. (b)	26,785	724,802
Lincare Holdings, Inc. (a) (b)	33,178	1,036,813
Omnicare, Inc.	58,356	1,314,177
Owens & Minor, Inc.	20,425	924,231
Psychiatric Solutions, Inc. (b)	27,501	735,927
Universal Health Services, Inc. (Class B)	24,003	1,486,506
VCA Antech, Inc. (a) (b)	41,518	1,116,419
Wellcare Health Plans, Inc. (b)	20,639	508,751

		13,711,302

Health Care Technology—0.5%
Cerner Corp. (a) (b)	32,886	2,459,873

Hotels, Restaurants & Leisure—1.7%
Bob Evans Farms, Inc.	15,152	440,317
Boyd Gaming Corp. (b)	26,943	294,487
Brinker International, Inc.	49,939	785,540
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	15,470	1,501,364
International Speedway Corp. (Class A)	15,009	413,798
Life Time Fitness, Inc. (a) (b)	20,175	565,909
Panera Bread Co. (a) (b)	15,254	838,970
Scientific Games Corp. (b)	31,740	502,444
The Cheesecake Factory (a) (b)	29,410	544,673
Wendy’s/Arby’s Group, Inc.	179,594	849,480
WMS Industries, Inc. (a)	22,213	989,811

		7,726,793

Household Durables—1.6%
American Greetings Corp. (Class A)	19,272	429,766
Blyth, Inc.	2,917	112,975
M.D.C. Holdings, Inc.	18,369	638,139
Mohawk Industries, Inc. (a) (b)	27,443	1,308,757
NVR, Inc. (a) (b)	2,841	1,810,768
Ryland Group, Inc. (a)	21,417	451,256
Toll Brothers, Inc. (b)	67,038	1,309,922
Tupperware Brands Corp.	30,789	1,229,097

		7,290,680

Security Description	Shares	Value

Household Products—0.9%
Church & Dwight Co., Inc.	34,372	$1,950,267
Energizer Holdings, Inc. (a) (b)	33,933	2,251,115

		4,201,382

Industrial Conglomerates—0.2%
Carisle Cos., Inc.	29,945	1,015,435

Insurance—4.4%
American Financial Group, Inc.	38,585	983,917
Arthur J. Gallagher & Co.	49,478	1,205,779
Brown & Brown, Inc.	57,411	1,099,995
Everest Re Group, Ltd.	29,753	2,609,338
Fidelity National Financial, Inc.	112,755	1,700,345
First American Corp.	45,648	1,477,626
HCC Insurance Holdings, Inc.	54,905	1,501,652
Horace Mann Educators Corp.	19,154	267,581
Mercury General Corp.	17,406	629,749
Old Republic International Corp.	117,625	1,432,672
Protective Life Corp.	41,841	896,234
Reinsurance Group of America Inc	35,581	1,586,913
StanCorp Financial Group, Inc.	24,034	970,253
The Hanover Insurance Group, Inc.	24,866	1,027,712
Unitrin, Inc.	24,403	475,614
W.R. Berkley Corp.	65,742	1,661,958

		19,527,338

Internet & Catalog Retail—1.0%
Netflix, Inc. (a) (b)	22,177	1,023,912
priceline.com, Inc. (a) (b)	20,668	3,427,168

		4,451,080

Internet Software & Services—0.7%
Digital River, Inc. (b)	18,859	760,395
Equinix, Inc. (a) (b)	18,878	1,736,776
ValueClick, Inc. (b)	42,610	562,026

		3,059,197

IT Services—3.3%
Acxiom Corp. (a) (b)	38,574	364,910
Alliance Data Systems Corp. (a) (b)	25,982	1,586,981
Broadridge Financial Solutions, Inc.	68,104	1,368,890
DST Systems, Inc. (b)	19,205	860,384
Gartner, Inc. (Class A) (b)	29,223	533,904
Global Payments, Inc.	39,375	1,838,812
Hewitt Associates, Inc. (b)	40,498	1,475,342
Lender Processing Services, Inc.	47,003	1,794,105
Mantech International Corp. (b)	10,794	509,045
Metavante Technologies, Inc. (b)	44,030	1,518,154
NeuStar, Inc. (a) (b)	36,348	821,465
SAIC, Inc. (b)	102,565	1,798,990
SRA International, Inc. (b)	20,898	451,188

		14,922,170

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.1%
Callaway Golf Co. (a)	31,523	$239,890

Life Sciences Tools & Services—1.6%
Affymetrix, Inc. (b)	34,526	303,138
Bio-Rad Laboratories, Inc. (b)	9,385	862,294
Charles River Laboratories International, Inc. (b)	32,216	1,191,348
Covance, Inc. (a) (b)	31,277	1,693,650
Pharmaceutical Product Development, Inc.	57,767	1,267,408
Techne Corp. (b)	18,210	1,139,035
Varian, Inc. (b)	14,132	721,580

		7,178,453

Machinery—4.9%
AGCO Corp. (b)	45,200	1,248,876
Bucyrus International, Inc.	36,733	1,308,430
Crane Co.	22,871	590,301
Donaldson Co., Inc. (a)	37,732	1,306,659
Federal Signal Corp.	23,835	171,374
Graco, Inc. (a)	29,298	816,535
Harsco Corp.	39,267	1,390,445
IDEX Corp.	39,462	1,102,963
Joy Global, Inc.	50,027	2,448,321
Kennametal, Inc.	39,745	978,124
Lincoln Electric Holdings, Inc.	20,791	986,533
Nordson Corp. (a)	16,426	921,334
Oshkosh Corp.	43,706	1,351,827
Pentair, Inc.	48,068	1,418,967
SPX Corp.	23,997	1,470,296
Terex Corp. (a)	52,802	1,094,586
Timkin Co.	38,815	909,435
Trinity Industries, Inc. (a)	38,760	666,284
Valmont Industries, Inc.	9,760	831,357
Wabtec Corp. (a)	23,253	872,685

		21,885,332

Marine—0.4%
Alexander & Baldwin, Inc.	20,066	643,918
Kirby Corp. (b)	26,294	968,145

		1,612,063

Media—1.0%
DreamWorks Animation SKG, Inc. (b)	36,884	1,311,964
Harte-Hanks, Inc.	18,648	257,902
John Wiley & Sons, Inc.	20,840	724,815
Lamar Advertising Co. (Class A) (a) (b)	26,018	713,934
Marvel Entertainment, Inc. (b)	23,794	1,180,658
Scholastic Corp.	12,455	303,155

		4,492,428

Metals & Mining—1.5%
Carpenter Technology Corp.	21,526	503,493
Cliffs Natural Resources, Inc.	64,044	2,072,464
Commercial Metals Co.	55,018	984,822
Reliance Steel & Aluminum Co.	31,253	1,330,128
Steel Dynamics, Inc.	105,196	1,613,707

Security Description	Shares	Value

Metals & Mining—(Continued)
Worthington Industries, Inc.	29,775	$413,872

		6,918,486

Multi-Utilities—1.9%
Alliant Energy Corp.	54,085	1,506,267
Black Hills Corp. (a)	18,990	477,978
MDU Resources Group, Inc.	89,996	1,876,417
NSTAR (a)	52,220	1,661,640
OGE Energy Corp.	47,212	1,561,773
PNM Resources, Inc.	42,375	494,940
Vectren Corp.	39,646	913,444

		8,492,459

Multiline Retail—0.6%
99 Cents Only Stores (a) (b)	22,096	297,191
Dollar Tree, Inc. (b)	43,705	2,127,560
Saks, Inc. (a) (b)	70,656	481,874

		2,906,625

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a) (b)	28,889	749,092

Oil, Gas & Consumable Fuels—3.6%
Arch Coal, Inc.	79,434	1,757,874
Bill Barrett Corp. (a) (b)	18,890	619,403
Cimarex Energy Co. (a)	40,776	1,766,416
Comstock Resources, Inc. (b)	22,793	913,543
Encore Aquisition Co. (b)	27,161	1,015,821
Forest Oil Corp. (b)	54,878	1,073,963
Frontier Oil Corp.	51,172	712,314
Mariner Energy, Inc. (b)	49,793	706,065
Newfield Exploration Co. (b)	64,858	2,760,357
Overseas Shipholding Group, Inc. (a)	11,427	427,027
Patriot Coal Corp. (a) (b)	36,650	431,004
Plains Exploration & Production Co. (b)	68,084	1,883,203
Quicksilver Resources, Inc. (a) (b)	57,908	821,715
Southern Union Co.	60,653	1,260,976

		16,149,681

Paper & Forest Products—0.1%
Louisiana-Pacific Corp. (a) (b)	59,541	397,138

Personal Products—0.5%
Alberto-Culver Co.	41,748	1,155,585
NBTY, Inc. (b)	30,251	1,197,334

		2,352,919

Pharmaceuticals—1.2%
Endo Pharmaceuticals Holdings, Inc. (b)	57,290	1,296,472
Medicis Pharmaceutical Corp. (a)	28,094	599,807
Perrigo Co. (a)	38,782	1,318,200
Sepracor, Inc. (b)	54,263	1,242,623
Valeant Pharmaceuticals International (a) (b)	32,962	924,914

		5,382,016

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—1.3%
FTI Consulting, Inc. (a) (b)	25,290	$1,077,607
Kelly Services, Inc. (Class A)	12,982	159,679
Korn/Ferry International (b)	22,325	325,722
Manpower, Inc.	38,323	2,173,297
MPS Group, Inc. (b)	45,538	479,060
Navigant Consulting, Inc. (b)	23,680	319,680
The Corporate Executive Board Co.	16,686	415,481
Watson Wyatt Worldwide, Inc.	20,866	908,923

		5,859,449

Real Estate Investment Trusts—6.3%
Alexandria Real Estate Equities, Inc. (a)	21,234	1,154,068
AMB Property Corp.	71,502	1,640,971
BRE Properties, Inc. (a)	25,825	808,323
Camden Property Trust	31,350	1,263,405
Corporate Office Properties Trust SBI	28,365	1,046,101
Cousins Properties, Inc. (a)	45,455	376,367
Duke Realty Corp.	109,501	1,315,107
Equity One, Inc. (a)	16,038	251,315
Essex Property Trust, Inc. (a)	13,785	1,097,010
Federal Realty Investment Trust (a)	29,910	1,835,577
Highwoods Properties, Inc.	34,645	1,089,585
Hospitality Properties Trust	59,710	1,216,293
Liberty Property Trust	54,588	1,775,748
Mack-Cali Realty Corp.	38,300	1,238,239
Nationwide Health Properties, Inc.	52,190	1,617,368
Omega Healthcare Investors, Inc.	40,709	652,158
Potlatch Corp.	19,432	552,840
Rayonier, Inc.	38,714	1,583,790
Realty Income Corp. (a)	50,985	1,307,765
Regency Centers Corp. (a)	39,255	1,454,398
SL Green Realty Corp (a)	37,565	1,647,225
The Macerich Co. (a)	40,239	1,220,449
UDR, Inc. (a)	73,609	1,158,606
Weingarten Realty Investors	50,952	1,014,964

		28,317,672

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc. (a)	20,425	967,532

Road & Rail—1.1%
Con-Way, Inc.	23,968	918,454
J.B. Hunt Transport Services, Inc.	42,792	1,374,907
Kansas City Southern (a) (b)	46,385	1,228,738
Landstar System, Inc.	25,088	954,849
Werner Enterprises, Inc. (a)	21,395	398,589

		4,875,537

Semiconductors & Semiconductor Equipment—2.2%
Atmel Corp. (b)	220,561	924,151
Cree, Inc. (a) (b)	49,267	1,810,562
Fairchild Semiconductor International, Inc. (b)	60,581	619,744
Integrated Device Technology, Inc. (b)	80,950	547,222
International Rectifier Corp. (b)	34,818	678,603
Intersil Corp.	59,792	915,416

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Lam Research Corp. (b)	61,915	$2,115,016
RF Micro Devices, Inc. (b)	130,594	709,125
Semtech Corp. (b)	30,038	510,946
Silicon Laboratories, Inc. (a) (b)	21,931	1,016,721

		9,847,506

Software—3.3%
ACI Worldwide, Inc. (b)	16,633	251,657
Advent Software, Inc. (a) (b)	7,602	305,981
Ansys, Inc. (b)	43,066	1,613,683
Cadence Design Systems, Inc. (b)	130,245	955,998
FactSet Research Systems, Inc.	20,517	1,359,046
Fair Isaac Corp.	23,886	513,310
Informatica Corp. (b)	43,203	975,524
Jack Henry & Associates, Inc.	41,164	966,119
Mentor Graphics Corp. (b)	47,984	446,731
Micros Systems, Inc. (b)	39,100	1,180,429
Parametric Technology Corp. (b)	56,802	785,004
Quest Software, Inc. (b)	29,759	501,439
Rovi Corp. (b)	49,718	1,670,525
Sybase, Inc. (a) (b)	39,572	1,539,351
Synopsys, Inc. (b)	71,255	1,597,537

		14,662,334

Specialty Retail—5.0%
Aaron’s, Inc. (a)	26,520	700,128
Advance Auto Parts, Inc.	46,666	1,833,040
Aeropostale, Inc. (b)	32,842	1,427,642
American Eagle Outfitters, Inc.	101,389	1,709,419
AnnTaylor Stores Corp. (b)	28,710	456,202
Barnes & Noble, Inc. (a)	19,288	428,579
Carmax, Inc. (a) (b)	107,705	2,251,034
Chico’s FAS, Inc. (b)	86,955	1,130,415
Coldwater Creek, Inc. (a) (b)	28,168	230,978
Collective Brands, Inc. (a) (b)	31,318	542,741
Dick’s Sporting Goods, Inc. (a) (b)	42,945	961,968
Foot Locker, Inc.	76,474	913,864
Guess?, Inc.	28,380	1,051,195
J. Crew Group, Inc. (b)	27,212	974,734
PetSmart, Inc.	61,125	1,329,469
Rent-A-Center, Inc. (b)	32,288	609,597
Ross Stores, Inc.	61,161	2,921,661
Urban Outfitters, Inc. (b)	63,362	1,911,632
Williams-Sonoma, Inc.	51,691	1,045,709

		22,430,007

Textiles, Apparel & Luxury Goods—1.0%
Fossil, Inc. (b)	23,467	667,636
Hanesbrands, Inc. (a) (b)	46,319	991,227
Phillips-Van Heusen Corp.	25,250	1,080,447
The Warnaco Group, Inc. (b)	22,208	974,043
Timberland Co. (Class A) (b)	21,937	305,363
Under Armour, Inc. (a) (b)	18,330	510,124

		4,528,840

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—1.1%
Astoria Financial Corp. (a)	39,855	$439,999
First Niagara Financial Group, Inc.	89,539	1,104,016
New York Community Bancorp, Inc. (a)	171,103	1,953,996
NewAlliance Bancshares, Inc.	52,210	558,647
Washington Federal, Inc.	53,315	898,891

		4,955,549

Tobacco—0.1%
Universal Corp. (a)	12,134	507,444

Trading Companies & Distributors—0.4%
GATX Corp. (a)	22,490	628,596
MSC Industrial Direct Co.	21,425	933,701
United Rentals, Inc. (b)	29,397	302,789

		1,865,086

Water Utilities—0.3%
Aqua America, Inc. (a)	66,452	1,172,213

Wireless Telecommunication Services—0.5%
Syniverse Holdings, Inc. (b)	33,616	588,280
Telephone & Data Systems, Inc.	46,401	1,438,895

		2,027,175

Total Common Stock (Identified Cost $451,555,500)		422,239,005

Mutual Funds—3.4%
Security Description	Shares	Value

Exchange Traded Funds—3.4%
MidCap SPDR Trust, Series 1 (a)	120,300	15,071,184

Total Mutual Funds (Identified Cost $13,394,714)		15,071,184

Short Term Investments—12.4%
Security Description	Shares/Par Amount	Value

Discount Notes—2.5%
Federal Home Loan Bank 0.010%, 10/28/09	$2,675,000	$2,674,860
Federal Home Loan Mortgage Corp. 0.010%, 11/16/09	8,550,000	8,547,979

		11,222,839

Mutual Funds—9.9%
State Street Navigator Securities Lending Prime Portfolio (c)	44,557,562	44,557,562

Total Short Term Investments (Identified Cost $55,780,401)		55,780,401

Total Investments—110.1% (Identified Cost $520,730,615) (d)		493,090,590
Liabilities in excess of other assets		(45,349,587)

Net Assets—100%		$447,741,003

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $44,234,697 and the collateral received consisted of cash in the amount of $44,557,562 and non-cash collateral with a value of $940,914. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $522,555,744 and the composition of unrealized appreciation and depreciation of investment securities was $51,268,369 and $(80,733,523), respectively.

Futures Contracts
Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Net Unrealized Appreciation
S&P MidCap 400 Index Futures	Morgan Stanley	12/17/2009	31	$10,457,230	$10,682,600	$225,370

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$422,239,005	$—	$—	$422,239,005
Total Mutual Funds	15,071,184	—	—	15,071,184
Short Term Investments
Discount Notes	—	11,222,839	—	11,222,839
Mutual Funds	44,557,562	—	—	44,557,562
Total Short Term Investments	44,557,562	11,222,839	—	55,780,401
Total Investments	$481,867,751	$11,222,839	$—	$493,090,590
Futures Contracts*
Futures Contracts Long (Appreciation)	$225,370	$—	$—	$225,370

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-115

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	6,419,269	$59,314,050
BlackRock Bond Income Portfolio, (Class A) (a)	812,609	84,454,505
BlackRock High Yield Portfolio, (Class A) (b)	3,891,124	29,261,256
BlackRock Large Cap Value Portfolio, (Class A) (a)	19,575,271	176,568,941
Clarion Global Real Estate Portfolio, (Class A) (b)	3,420,390	31,262,364
Davis Venture Value Portfolio, (Class A) (a)	6,749,981	178,334,497
Dreman Small Cap Value Portfolio, (Class A) (b)	5,127,046	60,755,492
Harris Oakmark International Portfolio, (Class A) (b)	7,825,587	90,229,019
Jennison Growth Portfolio, (Class A) (a)	14,452,865	144,673,179
Lazard Mid-Cap Portfolio, (Class A) (b)	3,449,869	30,393,343
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,982,841	57,950,438
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	5,502,036	59,146,886
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	645,580	89,135,298
Met/Dimensional International Small Company Portfolio, (Class A) (a)	4,240,525	61,657,229
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	22,895,481	178,126,839
Met/Templeton International Bond Fund Portfolio, (Class A) (b)	10,539,498	112,245,656
MFS Emerging Markets Equity Portfolio, (Class A) (b)	3,404,935	30,201,769
MFS Research International Portfolio, (Class A) (b)	6,583,714	60,372,656

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Value Portfolio, (Class A) (a)	16,417,813	$175,013,886
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,604,429	28,492,452
PIMCO Total Return Portfolio, (Class A) (b)	50,549,567	598,506,879
Pioneer Fund Portfolio, (Class A) (b)	12,647,377	143,927,146
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	12,365,469	146,159,849
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	8,204,656	60,468,317
Van Eck Global Natural Resources Portfolio, (Class A) (a)	4,231,732	59,794,379
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	9,892,459	116,434,237
Western Asset Management U.S. Government Portfolio, (Class A) (a)	4,751,752	56,118,194

Total Mutual Funds (Identified Cost $2,905,306,539)		2,918,998,756

Total Investments—100.0% (Identified Cost $2,905,306,539) (c)		2,918,998,756
Liabilities in excess of other assets		(605,181)

Net Assets—100%		$2,918,393,575

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $2,905,306,539 and the composition of unrealized appreciation and depreciation of investment securities was $164,579,892 and $(150,887,675), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds	$2,918,998,756	$—	$—	$2,918,998,756
Total Investments	$2,918,998,756	$—	$—	$2,918,998,756

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio, (Class A) (a)	11,127,317	$102,816,409
BlackRock High Yield Portfolio, (Class A) (b)	3,370,967	25,349,673
BlackRock Large Cap Value Portfolio, (Class A) (a)	25,453,538	229,590,911
Clarion Global Real Estate Portfolio, (Class A) (b)	5,934,404	54,240,450
Davis Venture Value Portfolio, (Class A) (a)	6,829,276	180,429,459
Dreman Small Cap Value Portfolio, (Class A) (b)	6,663,919	78,967,437
FI Mid Cap Opportunities Portfolio, (Class A) (a)	2,211,623	26,296,193
Harris Oakmark International Portfolio, (Class A) (b)	9,049,720	104,343,268
Janus Forty Portfolio, (Class A) (b)	801,767	49,653,419
Jennison Growth Portfolio, (Class A) (a)	17,534,380	175,519,141
Lazard Mid-Cap Portfolio, (Class A) (b)	5,975,080	52,640,455
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,317,605	50,213,746
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	7,153,526	76,900,401
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	559,692	77,276,729
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,679,337	53,497,558
Met/Franklin Mutual Shares Portfolio, (Class A) (b)	19,850,407	154,436,169
Met/Templeton International Bond Fund Portfolio, (Class A) (b)	6,847,258	72,923,297

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Emerging Markets Equity Portfolio, (Class A) (b)	5,903,695	$52,365,777
MFS Research International Portfolio, (Class A) (b)	8,565,269	78,543,519
MFS Value Portfolio, (Class A) (a)	14,231,766	151,710,623
PIMCO Total Return Portfolio, (Class A) (b)	25,036,254	296,429,253
Pioneer Fund Portfolio, (Class A) (b)	10,960,373	124,729,040
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	15,004,056	177,347,943
T.Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	7,113,548	52,426,850
Van Eck Global Natural Resources Portfolio, (Class A) (a)	3,668,965	51,842,472

Total Mutual Funds (Identified Cost $2,658,622,593)		2,550,490,192

Total Investments—100.0% (Identified Cost $2,658,622,593) (c)		2,550,490,192
Liabilities in excess of other assets		(577,369)

Net Assets—100%		$2,549,912,823

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $2,658,622,593 and the composition of unrealized appreciation and depreciation of investment securities was $142,544,656 and $(250,677,057), respectively.

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds	$2,550,490,192	$—	$—	$2,550,490,192
Total Investments	$2,550,490,192	$—	$—	$2,550,490,192

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Boeing Co.	351,410	$19,028,851
General Dynamics Corp.	186,287	12,034,140
Goodrich Corp.	59,977	3,259,150
Honeywell International, Inc.	363,805	13,515,356
L-3 Communications Holdings, Inc.	56,394	4,529,566
Lockheed Martin Corp.	156,182	12,194,691
Northrop Grumman Corp.	153,884	7,963,497
Precision Castparts Corp.	67,831	6,909,944
Raytheon Co.	188,366	9,035,917
Rockwell Collins, Inc.	76,261	3,874,059
United Technologies Corp.	455,340	27,743,866

		120,089,037

Air Freight & Logistics—1.0%
C. H. Robinson Worldwide, Inc.	81,454	4,703,969
Expeditors International of Washington, Inc.	102,618	3,607,023
FedEx Corp.	151,091	11,365,065
United Parcel Service, Inc. (Class B)	481,067	27,165,853

		46,841,910

Airlines—0.1%
Southwest Airlines Co.	358,673	3,443,261

Auto Components—0.2%
Johnson Controls, Inc. (a)	288,051	7,362,584
The Goodyear Tire & Rubber Co. (b)	117,015	1,992,765

		9,355,349

Automobiles—0.3%
Ford Motor Co. (b)	1,558,294	11,235,300
Harley-Davidson, Inc. (a)	113,473	2,609,879

		13,845,179

Beverages—2.7%
Brown-Forman Corp. (Class B) (a)	53,155	2,563,134
Coca-Cola Enterprises, Inc.	153,428	3,284,894
Constellation Brands, Inc. (b)	96,123	1,456,263
Dr. Pepper Snapple Group, Inc. (b)	122,885	3,532,944
Molson Coors Brewing Co.	75,854	3,692,573
Pepsi Bottling Group, Inc.	69,684	2,539,285
PepsiCo, Inc.	753,612	44,206,880
The Coca-Cola Co.	1,121,059	60,200,868

		121,476,841

Biotechnology—1.7%
Amgen, Inc. (b)	491,236	29,587,144
Biogen Idec, Inc. (b)	139,734	7,059,362
Celgene Corp. (b)	221,858	12,401,862
Cephalon, Inc. (a) (b)	36,111	2,103,105
Genzyme Corp. (b)	130,761	7,418,072
Gilead Sciences, Inc. (b)	437,435	20,375,722

		78,945,267

Building Products—0.1%
Masco Corp.	173,762	2,245,005

Security Description	Shares	Value

Capital Markets—3.0%
Ameriprise Financial, Inc.	123,356	$4,481,523
E*Trade Financial Corp. (b)	448,416	784,728
Federated Investors, Inc. (Class B) (a)	42,798	1,128,583
Franklin Resources, Inc.	72,424	7,285,854
Invesco, Ltd.	201,265	4,580,791
Janus Capital Group, Inc.	88,100	1,249,258
Legg Mason, Inc.	78,557	2,437,624
Morgan Stanley	657,495	20,303,446
Northern Trust Corp.	116,778	6,791,809
State Street Corp.	239,208	12,582,341
T. Rowe Price Group, Inc. (a)	123,899	5,662,184
The Bank of New York Mellon Corp.	581,866	16,868,295
The Charles Schwab Corp.	460,479	8,818,173
The Goldman Sachs Group, Inc.	247,310	45,591,599

		138,566,208

Chemicals—2.0%
Air Products & Chemicals, Inc.	101,627	7,884,223
Airgas, Inc.	39,504	1,910,808
CF Industries Holdings, Inc.	23,441	2,021,317
E. I. du Pont de Nemours & Co.	437,119	14,049,005
Eastman Chemical Co. (a)	35,152	1,882,038
Ecolab, Inc.	114,564	5,296,294
FMC Corp.	35,069	1,972,631
International Flavors & Fragrances, Inc.	38,212	1,449,381
Monsanto Co.	264,085	20,440,179
PPG Industries, Inc.	79,775	4,643,703
Praxair, Inc.	148,413	12,123,858
Sigma-Aldrich Corp. (a)	58,927	3,180,879
The Dow Chemical Co.	553,224	14,422,550

		91,276,866

Commercial Banks—2.8%
BB&T Corp.	329,717	8,981,491
Comerica, Inc.	73,101	2,168,906
Fifth Third Bancorp	384,731	3,897,325
First Horizon National Corp. (b)	105,761	1,399,223
Huntington Bancshares, Inc.	321,313	1,513,384
KeyCorp.	424,994	2,762,461
M&T Bank Corp. (a)	39,943	2,489,248
Marshall & Ilsley Corp.	178,075	1,437,065
PNC Financial Services Group, Inc.	223,203	10,845,434
Regions Financial Corp.	574,785	3,569,415
SunTrust Banks, Inc.	241,307	5,441,473
U.S. Bancorp	924,914	20,218,620
Wells Fargo & Co.	2,259,883	63,683,503
Zions Bancorp (a)	61,163	1,099,099

		129,506,647

Commercial Services & Supplies—0.5%
Avery Dennison Corp. (a)	54,540	1,963,985
Cintas Corp.	63,564	1,926,625
Iron Mountain, Inc. (b)	87,184	2,324,326
Pitney Bowes, Inc.	100,161	2,489,001
R.R. Donnelley & Sons Co.	99,313	2,111,394
Republic Services, Inc.	155,920	4,142,795

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Stericycle, Inc. (b)	41,143	$1,993,378
Waste Management, Inc.	238,338	7,107,239

		24,058,743

Communications Equipment—2.7%
Ciena Corp. (a) (b)	44,279	720,862
Cisco Systems, Inc. (b)	2,790,203	65,681,379
Harris Corp.	63,405	2,384,028
JDS Uniphase Corp. (b)	104,974	746,365
Juniper Networks, Inc. (b)	253,588	6,851,948
Motorola, Inc. (b)	1,110,378	9,538,147
QUALCOMM, Inc.	804,140	36,170,217
Tellabs, Inc. (b)	191,649	1,326,211

		123,419,157

Computers & Peripherals—5.7%
Apple, Inc. (b)	433,350	80,330,090
Dell, Inc. (b)	832,506	12,704,042
EMC Corp. (b)	978,162	16,667,881
Hewlett-Packard Co.	1,147,000	54,149,870
International Business Machines Corp.	634,138	75,849,246
Lexmark International, Inc. (Class A) (a) (b)	37,775	813,674
NetApp, Inc. (b)	162,715	4,341,236
QLogic Corp. (b)	57,130	982,636
SanDisk Corp. (b)	109,839	2,383,506
Sun Microsystems, Inc. (b)	364,438	3,312,741
Teradata Corp. (b)	83,108	2,287,132
Western Digital Corp. (b)	108,691	3,970,482

		257,792,536

Construction & Engineering—0.2%
Fluor Corp.	87,010	4,424,458
Jacobs Engineering Group, Inc. (b)	59,942	2,754,335
Quanta Services, Inc. (a) (b)	95,939	2,123,130

		9,301,923

Construction Materials—0.1%
Vulcan Materials Co.	60,463	3,269,234

Consumer Finance—0.7%
American Express Co.	575,275	19,501,823
Capital One Financial Corp.	220,089	7,863,780
Discover Financial Services	259,145	4,205,923
SLM Corp. (b)	226,204	1,972,499

		33,544,025

Containers & Packaging—0.2%
Ball Corp.	45,530	2,240,076
Bemis Co., Inc.	52,242	1,353,590
Owens-Illinois, Inc. (b)	81,454	3,005,653
Pactiv Corp. (b)	63,837	1,662,954
Sealed Air Corp.	76,808	1,507,741

		9,770,014

Security Description	Shares	Value

Distributors—0.1%
Genuine Parts Co.	77,173	$2,937,204

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (b)	61,708	4,546,029
DeVry, Inc.	29,951	1,656,889
H&R Block, Inc.	162,203	2,981,291

		9,184,209

Diversified Financial Services—4.5%
Bank of America Corp.	4,185,195	70,813,499
Citigroup, Inc.	6,308,937	30,535,255
CME Group, Inc.	32,134	9,903,378
IntercontinentalExchange, Inc. (b)	35,396	3,440,137
JPMorgan Chase & Co.	1,902,376	83,362,116
Leucadia National Corp.	91,952	2,273,054
Moody’s Corp. (a)	94,877	1,941,183
NYSE Euronext	125,774	3,633,611
The NASDAQ OMX Group, Inc. (b)	68,652	1,445,125

		207,347,358

Diversified Telecommunication Services—2.8%
AT&T, Inc.	2,854,116	77,089,673
CenturyTel, Inc.	143,799	4,831,646
Frontier Communications Corp.	151,103	1,139,317
Qwest Communications International, Inc. (a)	717,139	2,732,300
Verizon Communications, Inc.	1,374,142	41,595,278
Windstream Corp.	211,257	2,140,033

		129,528,247

Electric Utilities—2.1%
Allegheny Energy, Inc.	81,987	2,174,295
American Electric Power Co., Inc.	230,647	7,147,750
Duke Energy Corp.	627,288	9,873,513
Edison International	157,610	5,292,544
Entergy Corp.	94,714	7,563,860
Exelon Corp.	318,829	15,820,295
FirstEnergy Corp.	147,464	6,742,054
FPL Group, Inc.	199,044	10,993,200
Northeast Utilities	84,792	2,012,962
Pepco Holdings, Inc.	106,821	1,589,496
Pinnacle West Capital Corp.	48,956	1,606,736
PPL Corp.	182,170	5,527,038
Progress Energy, Inc.	135,110	5,277,397
Southern Co.	385,089	12,195,769

		93,816,909

Electrical Equipment—0.4%
Emerson Electric Co.	363,580	14,572,286
Rockwell Automation, Inc. (a)	68,671	2,925,385

		17,497,671

Electronic Equipment, Instruments & Components—0.5%
Agilent Technologies, Inc. (b)	166,947	4,646,135
Amphenol Corp. (Class A)	82,924	3,124,576
Corning, Inc.	752,028	11,513,549

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
FLIR Systems, Inc. (a) (b)	73,278	$2,049,585
Jabil Circuit, Inc.	89,202	1,196,199
Molex, Inc. (a)	65,750	1,372,860

		23,902,904

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	149,903	6,394,862
BJ Services Co.	141,314	2,745,731
Cameron International Corp. (b)	106,353	4,022,271
Diamond Offshore Drilling, Inc. (a)	33,622	3,211,573
ENSCO International, Inc.	68,908	2,931,346
FMC Technologies, Inc. (b)	59,237	3,094,541
Halliburton Co.	436,203	11,829,825
Nabors Industries, Ltd. (a) (b)	137,404	2,871,744
National Oilwell Varco, Inc. (b)	202,303	8,725,328
Rowan Cos., Inc. (a) (b)	55,024	1,269,404
Schlumberger, Ltd.	579,445	34,534,922
Smith International, Inc. (a)	106,684	3,061,831

		84,693,378

Food & Staples Retailing—2.8%
Costco Wholesale Corp.	210,373	11,877,660
CVS Caremark Corp.	698,161	24,952,274
Safeway, Inc.	201,481	3,973,205
SUPERVALU, Inc. (a)	102,549	1,544,388
Sysco Corp.	285,903	7,104,690
The Kroger Co.	315,137	6,504,428
Wal-Mart Stores, Inc.	1,044,811	51,289,772
Walgreen Co.	480,062	17,987,923
Whole Foods Market, Inc. (b)	67,956	2,071,978

		127,306,318

Food Products—1.6%
Archer-Daniels-Midland Co.	310,586	9,075,323
Campbell Soup Co.	93,206	3,040,380
ConAgra Foods, Inc.	213,861	4,636,507
Dean Foods Co. (b)	87,212	1,551,501
General Mills, Inc.	157,420	10,134,700
H.J. Heinz Co.	152,472	6,060,762
Hormel Foods Corp.	33,761	1,199,191
Kellogg Co.	124,084	6,108,655
Kraft Foods, Inc. (Class A)	713,512	18,743,960
McCormick & Co., Inc.	63,219	2,145,653
Sara Lee Corp.	336,523	3,748,866
The Hershey Co.	80,221	3,117,388
The J. M. Smucker Co.	57,542	3,050,301
Tyson Foods, Inc. (Class A)	147,697	1,865,413

		74,478,600

Gas Utilities—0.2%
EQT Corp.	63,325	2,697,645
Nicor, Inc. (a)	21,876	800,443
Questar Corp.	84,282	3,165,632

		6,663,720

Security Description	Shares	Value

Health Care Equipment & Supplies—2.0%
Baxter International, Inc.	291,561	$16,621,893
Becton, Dickinson & Co.	115,805	8,077,399
Boston Scientific Corp. (b)	729,250	7,722,757
C.R. Bard, Inc.	47,222	3,712,121
CareFusion Corp. (b)	87,079	1,898,322
Dentsply International, Inc. (a)	71,881	2,482,770
Hospira, Inc. (b)	77,926	3,475,500
Intuitive Surgical, Inc. (b)	18,351	4,812,550
Medtronic, Inc.	535,415	19,703,272
St. Jude Medical, Inc. (b)	168,335	6,566,748
Stryker Corp.	136,542	6,203,103
Varian Medical Systems, Inc. (b)	60,725	2,558,344
Zimmer Holdings, Inc. (b)	103,669	5,541,108

		89,375,887

Health Care Providers & Services—2.0%
Aetna, Inc.	211,156	5,876,471
AmerisourceBergen Corp.	143,797	3,218,177
Cardinal Health, Inc.	173,996	4,663,093
CIGNA Corp.	131,920	3,705,633
Coventry Health Care, Inc. (b)	72,356	1,444,226
DaVita, Inc. (b)	50,310	2,849,558
Express Scripts, Inc. (b)	132,748	10,298,590
Humana, Inc. (b)	82,071	3,061,248
Laboratory Corp. of America Holdings (a) (b)	52,390	3,442,023
McKesson Corp.	128,745	7,666,765
Medco Health Solutions, Inc. (b)	229,172	12,675,503
Patterson Cos., Inc. (a) (b)	44,969	1,225,405
Quest Diagnostics, Inc.	75,478	3,939,197
Tenet Healthcare Corp. (b)	209,451	1,231,572
UnitedHealth Group, Inc.	562,319	14,080,468
WellPoint, Inc. (b)	229,808	10,883,707

		90,261,636

Health Care Technology—0.0%
IMS Health, Inc.	88,229	1,354,315

Hotels, Restaurants & Leisure—1.5%
Carnival Corp. (b)	211,959	7,053,995
Darden Restaurants, Inc.	67,453	2,302,171
International Game Technology	143,334	3,078,814
Marriott International, Inc. (a)	121,601	3,354,972
McDonald’s Corp.	527,938	30,129,422
Starbucks Corp. (b)	356,571	7,363,191
Starwood Hotels & Resorts Worldwide, Inc. (a)	90,380	2,985,251
Wyndham Worldwide Corp.	86,405	1,410,130
Wynn Resorts, Ltd. (b)	33,352	2,364,323
Yum! Brands, Inc.	225,697	7,619,531

		67,661,800

Household Durables—0.4%
Black & Decker Corp.	29,106	1,347,317
D.R. Horton, Inc. (a)	133,454	1,522,710
Fortune Brands, Inc.	72,682	3,123,872
Harman International Industries, Inc.	33,538	1,136,267

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
KB Home (a)	35,788	$594,439
Leggett & Platt, Inc. (a)	75,531	1,465,301
Lennar Corp. (Class A)	74,600	1,063,050
Newell Rubbermaid, Inc.	134,336	2,107,732
Pulte Homes, Inc. (a) (b)	152,900	1,680,371
Snap-On, Inc.	27,919	970,464
The Stanley Works	38,388	1,638,784
Whirlpool Corp. (a)	35,812	2,505,408

		19,155,715

Household Products—2.5%
Clorox Co. (a)	67,409	3,964,997
Colgate-Palmolive Co.	241,114	18,392,176
Kimberly-Clark Corp.	200,510	11,826,080
Procter & Gamble Co.	1,412,009	81,783,561

		115,966,814

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.	97,054	3,141,638
Dynegy, Inc. (b)	245,251	625,390
The AES Corp. (b)	322,663	4,781,866

		8,548,894

Industrial Conglomerates—2.5%
3M Co.	337,812	24,930,526
General Electric Co.	5,140,718	84,410,590
Textron, Inc. (a)	130,726	2,481,179

		111,822,295

Insurance—2.6%
Aflac, Inc.	226,164	9,666,249
American International Group, Inc. (a)	65,101	2,871,605
AON Corp.	132,780	5,402,818
Assurant, Inc.	57,047	1,828,927
Cincinnati Financial Corp.	78,674	2,044,737
Genworth Financial, Inc. (Class A) (b)	232,785	2,781,781
Lincoln National Corp.	146,137	3,786,410
Loews Corp.	175,960	6,026,630
Marsh & McLennan Cos., Inc.	253,399	6,266,557
MBIA, Inc. (a) (b)	76,469	593,399
MetLife, Inc. (c)	396,015	15,076,291
Principal Financial Group, Inc.	154,284	4,225,839
Prudential Financial, Inc.	223,976	11,178,642
The Allstate Corp.	259,476	7,945,155
The Chubb Corp.	169,265	8,532,649
The Hartford Financial Services Group, Inc.	185,888	4,926,032
The Progressive Corp. (b)	328,272	5,442,750
The Travelers Cos., Inc.	274,557	13,516,441
Torchmark Corp.	40,023	1,738,199
Unum Group	160,321	3,437,282
XL Capital, Ltd. (Class A)	165,525	2,890,067

		120,178,460

Security Description	Shares	Value

Internet & Catalog Retail—0.4%
Amazon.com, Inc. (b)	160,842	$15,016,209
Expedia, Inc. (b)	101,866	2,439,691

		17,455,900

Internet Software & Services—1.9%
Akamai Technologies, Inc. (a) (b)	83,398	1,641,272
eBay, Inc. (b)	543,080	12,822,119
Google, Inc. (Class A) (b)	116,387	57,710,494
VeriSign, Inc. (a) (b)	93,300	2,210,277
Yahoo!, Inc. (a) (b)	577,054	10,277,332

		84,661,494

IT Services—1.1%
Affiliated Computer Services, Inc. (Class A) (b)	47,234	2,558,666
Automatic Data Processing, Inc.	242,915	9,546,560
Cognizant Technology Solutions Corp. (Class A) (b)	141,840	5,483,534
Computer Sciences Corp. (b)	73,385	3,868,123
Convergys Corp. (b)	59,428	590,714
Fidelity National Information Services, Inc. (a)	92,799	2,367,303
Fiserv, Inc. (b)	74,681	3,599,624
MasterCard, Inc. (a)	46,416	9,382,994
Paychex, Inc. (a)	155,413	4,514,748
The Western Union Co.	339,372	6,420,918
Total Systems Services, Inc. (a)	95,369	1,536,395

		49,869,579

Leisure Equipment & Products—0.1%
Eastman Kodak Co. (a) (b)	129,742	620,167
Hasbro, Inc.	60,906	1,690,141
Mattel, Inc.	174,133	3,214,495

		5,524,803

Life Sciences Tools & Services—0.4%
Life Technologies Corp. (b)	85,304	3,970,901
Millipore Corp. (b)	26,870	1,889,767
PerkinElmer, Inc.	56,454	1,086,175
Thermo Fisher Scientific, Inc. (b)	197,443	8,622,336
Waters Corp. (b)	46,207	2,581,123

		18,150,302

Machinery—1.6%
Caterpillar, Inc. (a)	300,550	15,427,231
Cummins, Inc.	97,623	4,374,487
Danaher Corp.	125,285	8,434,186
Deere & Co.	204,600	8,781,432
Dover Corp.	90,042	3,490,028
Eaton Corp.	80,109	4,533,368
Flowserve Corp.	27,055	2,666,000
Illinois Tool Works, Inc.	186,297	7,956,745
ITT Corp.	88,236	4,601,507
PACCAR, Inc. (a)	175,755	6,627,721
Pall Corp.	57,049	1,841,542
Parker Hannifin Corp.	77,650	4,025,376

		72,759,623

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—2.6%
CBS Corp. (Class B)	327,847	$3,950,556
Comcast Corp. (Class A)	1,388,258	23,447,678
Gannett Co., Inc. (a)	113,560	1,420,636
Interpublic Group of Cos., Inc. (b)	235,155	1,768,365
Meredith Corp.	17,615	527,393
News Corp. (Class A)	1,087,616	13,040,516
Omnicom Group, Inc.	150,333	5,553,301
Scripps Networks Interactive, Inc.	43,160	1,594,762
The DIRECTV Group, Inc. (a) (b)	217,469	5,997,795
The McGraw-Hill Cos., Inc.	152,284	3,828,420
The New York Times Co. (Class A)	55,917	454,046
The Walt Disney Co.	899,074	24,688,572
The Washington Post Co. (Class B)	3,002	1,405,176
Time Warner Cable, Inc. (b)	170,455	7,344,906
Time Warner, Inc.	573,538	16,506,424
Viacom, Inc. (Class B) (b)	293,571	8,231,731

		119,760,277

Metals & Mining—1.0%
AK Steel Holding Corp.	52,918	1,044,072
Alcoa, Inc.	471,350	6,184,112
Allegheny Technologies, Inc. (a)	47,443	1,660,031
Freeport-McMoRan Copper & Gold, Inc. (b)	199,205	13,667,455
Newmont Mining Corp.	237,036	10,434,325
Nucor Corp.	152,223	7,156,003
Titanium Metals Corp.	41,054	393,708
United States Steel Corp.	69,333	3,076,305

		43,616,011

Multi-Utilities—1.3%
Ameren Corp.	112,893	2,853,935
Centerpoint Energy, Inc.	186,920	2,323,416
CMS Energy Corp. (a)	110,738	1,483,889
Consolidated Edison, Inc.	133,024	5,446,003
Dominion Resources, Inc.	287,952	9,934,344
DTE Energy Co.	79,563	2,795,844
Integrys Energy Group, Inc. (a)	36,969	1,326,817
NiSource, Inc.	133,194	1,850,065
PG&E Corp.	179,319	7,260,626
Public Service Enterprise Group, Inc.	244,768	7,695,506
SCANA Corp.	53,341	1,861,601
Sempra Energy	118,682	5,911,550
TECO Energy, Inc.	103,398	1,455,844
Wisconsin Energy Corp.	56,556	2,554,635
Xcel Energy, Inc.	220,456	4,241,573

		58,995,648

Multiline Retail—0.9%
Big Lots, Inc. (b)	39,969	1,000,024
Family Dollar Stores, Inc.	67,591	1,784,402
J.C. Penney Co., Inc.	114,101	3,850,909
Kohl’s Corp. (b)	147,825	8,433,416
Macy’s, Inc.	203,427	3,720,680
Nordstrom, Inc. (a)	79,690	2,433,733
Sears Holdings Corp. (a) (b)	24,140	1,576,583
Target Corp.	363,711	16,978,030

		39,777,777

Security Description	Shares	Value

Office Electronics—0.1%
Xerox Corp.	420,416	$3,254,020

Oil, Gas & Consumable Fuels—9.7%
Anadarko Petroleum Corp.	237,291	14,885,264
Apache Corp.	162,417	14,914,753
Cabot Oil & Gas Corp.	50,138	1,792,433
Chesapeake Energy Corp.	310,398	8,815,303
Chevron Corp.	970,164	68,328,651
ConocoPhillips	717,352	32,395,616
Consol Energy, Inc.	87,414	3,943,246
Denbury Resources, Inc. (a) (b)	120,665	1,825,661
Devon Energy Corp.	214,688	14,454,943
El Paso Corp.	339,202	3,500,565
EOG Resources, Inc.	121,872	10,177,531
Exxon Mobil Corp.	2,324,794	159,504,116
Hess Corp.	140,808	7,527,596
Marathon Oil Corp.	342,361	10,921,316
Massey Energy Co.	41,346	1,153,140
Murphy Oil Corp.	92,308	5,314,172
Noble Energy, Inc.	83,880	5,532,725
Occidental Petroleum Corp.	392,212	30,749,421
Peabody Energy Corp.	129,475	4,819,059
Pioneer Natural Resources Co.	55,662	2,019,974
Range Resources Corp. (a)	76,072	3,754,914
Southwestern Energy Co. (b)	166,646	7,112,451
Spectra Energy Corp.	312,456	5,917,917
Sunoco, Inc. (a)	56,550	1,608,847
Tesoro Corp. (a)	67,507	1,011,255
The Williams Cos., Inc.	282,008	5,039,483
Valero Energy Corp.	272,234	5,278,617
XTO Energy, Inc.	280,671	11,597,326

		443,896,295

Paper & Forest Products—0.2%
International Paper Co.	209,347	4,653,784
MeadWestvaco Corp.	82,776	1,846,732
Weyerhaeuser Co.	102,244	3,747,243

		10,247,759

Personal Products—0.2%
Avon Products, Inc.	206,536	7,013,963
The Estee Lauder Cos., Inc. (Class A) (a)	57,092	2,116,971

		9,130,934

Pharmaceuticals—6.9%
Abbott Laboratories	747,833	36,995,298
Allergan, Inc.	148,759	8,443,561
Bristol-Myers Squibb Co.	958,269	21,580,218
Eli Lilly & Co.	489,137	16,156,195
Forest Laboratories, Inc. (b)	145,936	4,296,356
Johnson & Johnson	1,333,121	81,173,738
King Pharmaceuticals, Inc. (b)	120,035	1,292,777
Merck & Co., Inc. (a)	1,020,160	32,267,661
Mylan, Inc. (a) (b)	147,703	2,364,725
Pfizer, Inc.	3,264,887	54,033,880
Schering-Plough Corp.	790,415	22,329,224

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Watson Pharmaceuticals, Inc. (b)	51,146	$1,873,989
Wyeth	645,832	31,374,518

		314,182,140

Professional Services—0.1%
Dun & Bradstreet Corp.	25,524	1,922,468
Equifax, Inc.	61,133	1,781,416
Monster Worldwide, Inc. (a) (b)	60,904	1,064,602
Robert Half International, Inc. (a)	73,465	1,838,094

		6,606,580

Real Estate Investment Trusts—1.1%
Apartment Investment & Management Co.	56,619	835,130
AvalonBay Communities, Inc.	38,669	2,812,396
Boston Properties, Inc. (a)	67,040	4,394,472
Equity Residential	132,535	4,068,825
HCP, Inc.	141,785	4,074,901
Health Care REIT, Inc.	57,996	2,413,794
Host Hotels & Resorts, Inc.	292,134	3,438,417
Kimco Realty Corp.	182,066	2,374,141
Plum Creek Timber Co., Inc. (a)	78,760	2,413,206
ProLogis (a)	214,202	2,553,288
Public Storage	65,602	4,935,894
Simon Property Group, Inc.	136,936	9,507,466
Ventas, Inc.	75,725	2,915,413
Vornado Realty Trust	75,524	4,864,501

		51,601,844

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a) (b)	116,183	1,363,988

Road & Rail—0.9%
Burlington Northern Santa Fe Corp.	126,655	10,110,869
CSX Corp.	189,642	7,938,414
Norfolk Southern Corp.	177,844	7,666,855
Ryder System, Inc.	27,067	1,057,237
Union Pacific Corp.	243,957	14,234,891

		41,008,266

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a) (b)	271,285	1,535,473
Altera Corp.	142,311	2,918,799
Analog Devices, Inc.	141,036	3,889,773
Applied Materials, Inc.	645,182	8,645,439
Broadcom Corp. (b)	208,705	6,405,156
Intel Corp.	2,708,023	52,996,010
KLA-Tencor Corp. (a)	82,560	2,960,602
Linear Technology Corp. (a)	107,533	2,971,137
LSI Corp. (a) (b)	315,362	1,731,337
MEMC Electronic Materials, Inc. (b)	108,142	1,798,401
Microchip Technology, Inc. (a)	88,502	2,345,303
Micron Technology, Inc. (a) (b)	409,659	3,359,204
National Semiconductor Corp. (a)	113,225	1,615,721
Novellus Systems, Inc. (b)	47,207	990,403
NVIDIA Corp. (b)	264,997	3,982,905

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Teradyne, Inc. (a) (b)	84,449	$781,153
Texas Instruments, Inc.	610,212	14,455,922
Xilinx, Inc.	133,521	3,127,062

		116,509,800

Software—4.0%
Adobe Systems, Inc. (b)	253,967	8,391,070
Autodesk, Inc. (b)	111,133	2,644,965
BMC Software, Inc. (b)	89,004	3,340,320
CA, Inc.	192,574	4,234,702
Citrix Systems, Inc. (b)	88,547	3,473,699
Compuware Corp. (b)	114,908	842,276
Electronic Arts, Inc. (a) (b)	156,503	2,981,382
Intuit, Inc. (b)	156,281	4,454,008
McAfee, Inc. (b)	76,045	3,330,011
Microsoft Corp.	3,750,156	97,091,539
Novell, Inc. (b)	167,762	756,607
Oracle Corp.	1,889,347	39,373,991
Red Hat, Inc. (b)	90,948	2,513,803
Salesforce.com, Inc. (a) (b)	52,787	3,005,164
Symantec Corp. (b)	394,015	6,489,427

		182,922,964

Specialty Retail—1.9%
Abercrombie & Fitch Co. (Class A) (a)	42,548	1,398,978
AutoNation, Inc. (a) (b)	45,642	825,207
AutoZone, Inc. (b)	15,597	2,280,593
Bed Bath & Beyond, Inc. (b)	126,690	4,755,943
Best Buy Co., Inc. (a)	165,159	6,196,766
GameStop Corp. (Class A) (a) (b)	79,661	2,108,627
Home Depot, Inc.	824,577	21,966,731
Limited Brands, Inc.	129,162	2,194,462
Lowe’s Cos., Inc.	714,766	14,967,200
O’Reilly Automotive, Inc. (a) (b)	66,148	2,390,589
Office Depot, Inc. (b)	132,903	879,818
RadioShack Corp.	60,552	1,003,347
Staples, Inc.	349,431	8,113,788
The Gap, Inc.	232,929	4,984,681
The Sherwin-Williams Co. (a)	47,253	2,842,740
The TJX Cos., Inc.	205,039	7,617,199
Tiffany & Co.	60,038	2,313,264

		86,839,933

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	153,872	5,065,466
Nike, Inc. (a)	188,055	12,167,158
Polo Ralph Lauren Corp. (a)	27,972	2,143,215
VF Corp. (a)	43,132	3,124,051

		22,499,890

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	228,170	3,000,436
People’s United Financial, Inc. (a)	168,524	2,622,233

		5,622,669

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—1.6%
Altria Group, Inc.	1,002,016	$17,845,905
Lorillard, Inc.	79,894	5,936,124
Philip Morris International, Inc.	935,791	45,610,453
Reynolds American, Inc.	81,748	3,639,421

		73,031,903

Trading Companies & Distributors—0.1%
Fastenal Co. (a)	63,948	2,474,788
W.W. Grainger, Inc. (a)	30,273	2,705,195

		5,179,983

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (b)	190,903	6,948,869
MetroPCS Communications, Inc. (a) (b)	126,060	1,179,921
Sprint Nextel Corp. (b)	1,391,187	5,495,189

		13,623,979

Total Common Stock (Identified Cost $4,791,694,380)		4,516,523,897

Mutual Funds—0.5%

Exchange Traded Funds—0.5%
SPDR Trust, Series 1	225,000	23,751,000

Total Mutual Funds (Identified Cost $23,501,677)		23,751,000

Short Term Investments—2.9%
Security Description	Shares/Par Amount	Value

Discount Notes—0.3%
Federal Home Loan Bank 0.010%, 10/28/09	$14,025,000	$14,024,264
Federal Home Loan Mortgage Corp. 0.010%, 11/16/09	900,000	899,787

		14,924,051

Mutual Funds—2.6%
State Street Navigator Securities Lending Prime Portfolio (d)	116,399,663	116,399,663

Total Short Term Investments (Identified Cost $131,323,714)		131,323,714

Total Investments—102.4% (Identified Cost $4,946,519,771) (e)		4,671,598,611
Liabilities in excess of other assets		(109,672,647)

Net Assets—100%		$4,561,925,964

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $115,916,938 and the collateral received consisted of cash in the amount of $116,399,663 and non-cash collateral with a value of $2,982,728. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $4,947,529,557 and the composition of unrealized appreciation and depreciation of investment securities was $621,693,122 and $(897,624,068), respectively.

Futures Contracts
Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Net Unrealized Appreciation
S&P 500 Index Futures	Morgan Stanley	12/17/2009	82	$21,266,085	$21,584,450	$318,365

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2008	Shares Purchased Since 12/31/2008	Shares Sold Since 12/31/2008	Number of Shares Held at 9/30/2009	Realized Gain/Loss on Shares Sold	Income For Period Ended 9/30/2009
MetLife, Inc.	360,654	72,832	37,471	396,015	$(56,670)	$0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2		Level 3		Total
Total Common Stock	$4,516,523,897	$		$		$4,516,523,897
Total Mutual Funds	23,751,000		—		—	23,751,000
Short Term Investments
Discount Notes	—		14,924,051		—	14,924,051
Mutual Funds	116,399,663		—		—	116,399,663
Total Short Term Investments	116,399,663		14,924,051		—	131,323,714
Total Investments	$4,656,674,560		$14,924,051		$—	$4,671,598,611

Futures Contracts*
Futures Contracts Long (Appreciation)	$318,365		$—		$—	$318,365

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-125

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—60.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Goodrich Corp. (a)	14,320	$778,149
Lockheed Martin Corp.	315,709	24,650,559
Northrop Grumman Corp. (a)	241,156	12,479,823
United Technologies Corp.	237,920	14,496,465

		52,404,996

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B) (a)	40,280	2,274,612

Auto Components—0.2%
Johnson Controls, Inc. (a)	121,230	3,098,639

Beverages—1.6%
Diageo, Plc. (GBP)	505,636	7,777,263
Heineken NV (EUR)	46,720	2,154,733
PepsiCo, Inc.	166,215	9,750,172

		19,682,168

Biotechnology—0.2%
Genzyme Corp. (a) (b)	47,950	2,720,203

Capital Markets—4.8%
Franklin Resources, Inc. (a)	21,960	2,209,176
Invesco, Ltd.	53,810	1,224,716
Northern Trust Corp.	19,140	1,113,182
State Street Corp.	249,360	13,116,336
The Bank of New York Mellon Corp.	654,870	18,984,681
The Charles Schwab Corp. (a)	149,450	2,861,968
The Goldman Sachs Group, Inc.	107,420	19,802,877

		59,312,936

Chemicals—1.4%
Air Products & Chemicals, Inc.	90,944	7,055,436
PPG Industries, Inc. (a)	171,310	9,971,955

		17,027,391

Commercial Banks—1.7%
PNC Financial Services Group, Inc. (a)	125,820	6,113,594
Regions Financial Corp. (a)	456,640	2,835,734
Wells Fargo & Co. (a)	420,820	11,858,708

		20,808,036

Communications Equipment—0.3%
Cisco Systems, Inc. (a) (b)	55,440	1,305,057
Nokia Oyj (ADR) (a)	136,940	2,002,063

		3,307,120

Computers & Peripherals—1.4%
Dell, Inc. (a) (b)	112,600	1,718,276
Hewlett-Packard Co. (a)	150,010	7,081,972
International Business Machines Corp.	74,110	8,864,297

		17,664,545

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (b)	35,150	2,589,501

Security Description	Shares	Value

Diversified Financial Services—2.7%
Bank of America Corp. (a)	255,630	$4,325,260
Deutsche Boerse AG (EUR)	12,780	1,044,133
JPMorgan Chase & Co.	632,520	27,717,026

		33,086,419

Diversified Telecommunication Services—2.3%
AT&T, Inc.	866,694	23,409,405
CenturyTel, Inc. (a)	57,954	1,947,254
Koninklijke KPN NV (EUR)	135,460	2,247,216

		27,603,875

Electric Utilities—1.7%
Allegheny Energy, Inc. (a)	52,060	1,380,631
American Electric Power Co., Inc.	76,550	2,372,285
Entergy Corp.	31,818	2,540,985
FPL Group, Inc.	139,840	7,723,363
Northeast Utilities	27,450	651,663
PPL Corp. (a)	155,036	4,703,792
Progress Energy, Inc. (a)	42,680	1,667,081

		21,039,800

Electrical Equipment—0.2%
First Solar, Inc. (a) (b)	6,210	949,261
Rockwell Automation, Inc. (a)	31,550	1,344,030

		2,293,291

Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc. (a) (b)	44,370	1,234,817
Tyco Electronics, Ltd.	110,160	2,454,365

		3,689,182

Energy Equipment & Services—0.4%
Halliburton Co.	47,670	1,292,810
National Oilwell Varco, Inc. (b)	62,020	2,674,923
Noble Corp.	39,030	1,481,579

		5,449,312

Food & Staples Retailing—2.0%
CVS Caremark Corp.	349,133	12,478,013
The Kroger Co.	271,330	5,600,251
Wal-Mart Stores, Inc.	27,350	1,342,612
Walgreen Co.	131,170	4,914,940

		24,335,816

Food Products—2.3%
Campbell Soup Co. (a)	79,300	2,586,766
General Mills, Inc.	66,880	4,305,734
Groupe Danone (EUR)	33,365	2,017,766
Kellogg Co. (a)	64,590	3,179,766
Nestle S.A. (CHF)	307,113	13,084,322
The J. M. Smucker Co. (a)	59,146	3,135,330

		28,309,684

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—1.0%
Becton, Dickinson & Co.	60,060	$4,189,185
Medtronic, Inc.	221,920	8,166,656

		12,355,841

Health Care Providers & Services—0.3%
WellPoint, Inc. (b)	75,790	3,589,414

Hotels, Restaurants & Leisure—0.1%
Starwood Hotels & Resorts Worldwide, Inc. (a)	30,800	1,017,324

Household Durables—0.1%
Pulte Homes, Inc. (a) (b)	145,670	1,600,913

Household Products—1.2%
Clorox Co. (a)	39,890	2,346,330
Kimberly-Clark Corp.	20,000	1,179,600
Procter & Gamble Co.	190,792	11,050,672

		14,576,602

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	92,020	2,594,044

Industrial Conglomerates—0.7%
3M Co. (a)	112,560	8,306,928

Insurance—2.8%
AON Corp. (a)	81,310	3,308,504
Prudential Financial, Inc. (a)	90,030	4,493,397
The Allstate Corp.	350,856	10,743,211
The Chubb Corp.	54,720	2,758,435
The Travelers Cos., Inc. (a)	261,110	12,854,445

		34,157,992

Internet Software & Services—0.1%
Google, Inc. (Class A) (b)	3,360	1,666,056

IT Services—1.1%
Accenture, Plc.	208,459	7,769,267
Automatic Data Processing, Inc. (a)	26,250	1,031,625
The Western Union Co.	192,920	3,650,046
Visa, Inc. (a)	24,410	1,686,975

		14,137,913

Leisure Equipment & Products—0.2%
Hasbro, Inc. (a)	85,910	2,384,003

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc. (a) (b)	32,890	1,436,306
Waters Corp. (a) (b)	66,080	3,691,229

		5,127,535

Machinery—0.9%
Danaher Corp. (a)	79,190	5,331,071
Eaton Corp. (a)	92,550	5,237,404

		10,568,475

Security Description	Shares	Value

Media—1.5%
Omnicom Group, Inc. (a)	211,060	$7,796,556
The Walt Disney Co. (a)	308,890	8,482,120
WPP, Plc. (GBP)	216,553	1,863,766

		18,142,442

Metals & Mining—0.1%
Alcoa, Inc. (a)	61,770	810,422

Multi-Utilities—1.7%
CMS Energy Corp. (a)	69,980	937,732
Dominion Resources, Inc. (a)	152,322	5,255,109
PG&E Corp. (a)	111,900	4,530,831
Public Service Enterprise Group, Inc. (a)	205,610	6,464,378
Sempra Energy	66,810	3,327,806

		20,515,856

Multiline Retail—0.7%
Macy’s, Inc. (a)	250,280	4,577,621
Target Corp. (a)	78,660	3,671,849

		8,249,470

Oil, Gas & Consumable Fuels—7.9%
Anadarko Petroleum Corp. (a)	56,830	3,564,946
Apache Corp.	159,550	14,651,476
Chevron Corp.	171,376	12,070,012
ConocoPhillips	37,010	1,671,372
Devon Energy Corp. (a)	65,694	4,423,177
EOG Resources, Inc. (a)	71,010	5,930,045
Exxon Mobil Corp.	311,024	21,339,357
Hess Corp.	113,280	6,055,949
Marathon Oil Corp.	115,560	3,686,364
Noble Energy, Inc. (a)	53,880	3,553,925
Occidental Petroleum Corp. (a)	35,250	2,763,600
The Williams Cos., Inc.	106,090	1,895,828
Total S.A. (ADR)	261,040	15,469,230

		97,075,281

Pharmaceuticals—4.7%
Abbott Laboratories	200,558	9,921,604
GlaxoSmithKline, Plc. (GBP)	98,410	1,939,001
Johnson & Johnson	220,868	13,448,653
Merck & Co., Inc. (a)	359,243	11,362,856
Merck KGaA (EUR)	22,530	2,239,970
Pfizer, Inc. (a)	483,470	8,001,428
Roche Holding AG (CHF)	9,570	1,547,149
Wyeth	198,600	9,647,988

		58,108,649

Professional Services—0.1%
Dun & Bradstreet Corp. (a)	17,230	1,297,764

Road & Rail—0.1%
Burlington Northern Santa Fe Corp. (a)	7,405	591,141
Canadian National Railway Co.	3,490	170,975

		762,116

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—0.7%
Intel Corp. (a)	435,670	$8,526,062

Software—0.7%
Oracle Corp.	386,240	8,049,242

Specialty Retail—0.9%
Abercrombie & Fitch Co. (Class A) (a)	27,780	913,406
Home Depot, Inc. (a)	60,600	1,614,384
Staples, Inc. (a)	192,170	4,462,188
The Sherwin-Williams Co. (a)	60,050	3,612,608

		10,602,586

Textiles, Apparel & Luxury Goods—0.9%
Nike, Inc. (a)	173,940	11,253,918

Tobacco—1.9%
Altria Group, Inc. (a)	42,036	748,661
Lorillard, Inc.	32,090	2,384,287
Philip Morris International, Inc.	403,440	19,663,666

		22,796,614

Trading Companies & Distributors—0.4%
W.W. Grainger, Inc. (a)	53,820	4,809,355

Wireless Telecommunication Services—0.8%
Vodafone Group, Plc. (GBP)	4,328,510	9,727,452

Total Common Stock (Identified Cost $709,008,849)		739,507,795

Fixed Income—38.1%
Security Description	Par Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	1,791,446

Asset Backed—0.5%
Bayview Financial Revolving Mortgage Loan Trust (144A)
1.046%, 12/28/40 (c) (d)	1,510,000	638,881
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35 (d)	1,600,000	864,000
Connecticut RRB Special Purpose Trust CL&P 6.210%, 12/30/11 (c)	228,707	237,614
Countrywide Asset-Backed Certificates 4.575%, 07/25/35 (c)	729	724
4.823%, 08/25/35 (c)	14,908	14,627
5.689%, 10/25/36 (c)	930,000	449,815
GMAC Mortgage Corp. Loan Trust 5.805%, 10/25/36 (c)	1,077,000	498,974
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,190,000	388,314
Small Business Administration Participation Certificates
4.350%, 07/01/23 (c)	1,241,999	1,293,988

Security Description	Par Amount	Value

Asset Backed—(Continued)
4.770%, 04/01/24	$66,664	$70,146
4.950%, 03/01/25 (c)	377,343	399,815
4.990%, 09/01/24 (c)	210,169	221,717
5.110%, 08/01/25 (c)	546,130	578,284
5.180%, 05/01/24 (c)	107,399	113,917
5.520%, 06/01/24 (c)	373,974	399,016
Structured Asset Securities Corp. 4.670%, 03/25/35 (c)	237,616	204,875

		6,374,707

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. (144A) 8.000%, 11/15/39	1,270,000	1,643,420
Dr. Pepper Snapple Group, Inc. 6.120%, 05/01/13	430,000	469,310
6.820%, 05/01/18	533,000	605,905
Miller Brewing Co. (144A) 5.500%, 08/15/13	1,311,000	1,385,512

		4,104,147

Capital Markets—0.7%
Merrill Lynch & Co., Inc. 6.110%, 01/29/37	1,270,000	1,207,971
6.150%, 04/25/13	1,160,000	1,227,395
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,173,015
6.625%, 04/01/18	1,270,000	1,342,927
7.300%, 05/13/19	350,000	385,096
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,361,043
6.000%, 05/01/14	840,000	913,530
7.500%, 02/15/19	1,212,000	1,386,542

		8,997,519

Collateralized-Mortgage Obligation—0.1%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	94,168	13,654
RAAC Series 4.971%, 09/25/34	752,000	556,024

		569,678

Commercial Banks—1.4%
Banco Bradesco S.A. (144A) 6.750%, 09/29/19	613,000	632,148
Bank One Corp. 8.000%, 04/29/27	100,000	119,213
Barclays Bank, Plc. 5.000%, 09/22/16	480,000	486,129
BNP Paribas (144A) 7.195%, 12/31/49 (c)	500,000	435,000
Credit Suisse (New York) 5.500%, 05/01/14	1,470,000	1,579,631
ING Bank NV (144A) 3.900%, 03/19/14	1,280,000	1,317,453

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Kreditanstalt fuer Wiederaufbau 4.875%, 06/17/19	$1,290,000	$1,402,764
Nordea Bank AB (144A) 5.424%, 12/29/49 (c)	359,000	294,380
Societe Financement de l’Economie Francaise (144A)
3.375%, 05/05/14	730,000	753,420
Svenska Handelsbanken AB (144A) 4.875%, 06/10/14	1,330,000	1,391,292
The Royal Bank of Scotland, Plc. (144A) 2.625%, 05/11/12	2,290,000	2,306,922
U.S. Bancorp 7.500%, 06/01/26	400,000	417,464
Wachovia Corp. 5.250%, 08/01/14	3,334,000	3,385,890
WOORI Bank (144A) 6.125%, 05/03/16 (c)	2,620,000	2,553,182

		17,074,888

Commercial Mortgage-Backed Securities—2.1%
Banc of America Commercial Mortgage, Inc. 5.634%, 07/10/46	349,000	323,531
Citigroup Commercial Mortgage Trust 5.888%, 12/10/49 (c)	3,630,000	3,159,997
Credit Suisse Mortgage Capital Certificates 5.695%, 09/15/40 (c)	1,735,738	1,367,942
FHLMC Multifamily Structured Pass Through Certificates
4.952%, 03/19/19	1,226,000	1,319,262
GE Capital Commercial Mortgage Corp. 5.515%, 03/10/44 (c)	1,000,000	755,405
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	35,013
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36 (c)	500,000	503,898
5.475%, 02/10/17	3,025,000	2,181,103
JPMorgan Chase Commercial Mortgage Securities Corp.
5.401%, 05/15/41 (c)	1,292,933	1,294,780
5.420%, 01/15/49	741,698	625,213
5.475%, 04/15/43 (c)	2,260,000	2,114,490
5.552%, 05/12/45	949,000	878,630
6.007%, 06/15/49 (c)	1,900,000	1,660,733
6.065%, 04/15/45 (c)	2,260,000	2,101,719
Merrill Lynch Mortgage Trust 6.022%, 07/12/17 (c)	929,000	209,380
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.649%, 02/12/39 (c)	560,000	426,847
5.810%, 06/12/50 (c)	1,735,738	1,351,307
Morgan Stanley Capital I (144A) 1.047%, 11/15/30 (c) (e)	6,342,730	174,747
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,204,287	742,492
Wachovia Bank Commercial Mortgage Trust 5.795%, 07/15/45 (c)	609,448	461,353
6.100%, 02/15/51 (c)	3,000,000	2,470,254
6.158%, 06/15/45 (c)	1,530,000	1,165,408

		25,323,504

Security Description	Par Amount	Value

Commercial Services & Supplies—0.2%
The Western Union Co. 5.400%, 11/17/11	$1,721,000	$1,833,350

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	1,149,000	1,230,890

Consumer Finance—0.3%
American Express Co. 5.500%, 09/12/16	1,997,000	1,979,802
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,306,052

		3,285,854

Diversified Financial Services—2.4%
Asian Development Bank 2.750%, 05/21/14	970,000	966,328
Bank of America Corp. 5.490%, 03/15/19	696,000	648,626
7.375%, 05/15/14	510,000	567,459
7.625%, 06/01/19	710,000	800,022
BPCE S.A. (144A) 12.500%, 06/29/49 (c)	1,375,000	1,512,500
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,051,501
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	805,000	811,038
Diageo Finance BV 5.500%, 04/01/13	1,182,000	1,284,010
EDP Finance BV (144A) 6.000%, 02/02/18	1,061,000	1,146,769
Enel Finance International S.A. (144A) 5.125%, 10/07/19	1,060,000	1,055,336
6.250%, 09/15/17	1,494,000	1,609,172
General Electric Capital Corp. 5.450%, 01/15/13	572,000	602,813
GG1C Funding Corp. (144A) 5.129%, 01/15/14	510,561	506,190
HSBC Finance Corp. 5.250%, 01/14/11	1,300,000	1,336,443
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,320,990
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	807,719
MUFG Capital Finance I, Ltd. 6.346%, 07/29/49 (c)	653,000	603,228
ORIX Corp. 5.480%, 11/22/11	1,650,000	1,569,528
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,062,705
Qtel International Finance, Ltd. (144A) 7.875%, 06/10/19	944,000	1,079,219
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,477,509
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	792,114

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	$2,180,000	$1,639,360
UFJ Finance Aruba AEC 6.750%, 07/15/13	1,320,000	1,466,817
Unicredit Luxembourg Finance S.A. (144A) 6.000%, 10/31/17	1,520,000	1,467,324
UniCredito Italiano Capital Trust II (144A) 9.200%, 10/05/49 (c)	1,412,000	1,284,920
W3A Funding Corp. 8.090%, 01/02/17	629,562	656,935
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	146,000	118,426
6.500%, 05/09/37 (c)	491,000	397,710

		29,642,711

Diversified Telecommunication Services—0.4%
AT&T, Inc. 6.550%, 02/15/39	1,290,000	1,406,412
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	374,640
Telefonica Europe BV 7.750%, 09/15/10	488,000	516,204
Verizon New York, Inc. 6.875%, 04/01/12	2,172,000	2,362,311

		4,659,567

Electric Utilities—0.8%
Bruce Mansfield Unit 6.850%, 06/01/34	2,370,317	2,326,191
Exelon Generation Co., LLC 5.200%, 10/01/19	660,000	667,223
6.250%, 10/01/39	1,020,000	1,041,075
MidAmerican Energy Holdings Co. 5.875%, 10/01/12	768,000	836,757
Oncor Electric Delivery Co. 7.000%, 09/01/22	1,825,000	2,082,949
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	107,175
PSEG Power, LLC 5.500%, 12/01/15	977,000	1,049,591
6.950%, 06/01/12	1,000,000	1,097,766
United Energy Distribution Holdings, Ltd. (144A)
5.450%, 04/15/16	50,000	50,034

		9,258,761

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,385,000	1,449,844

Energy Equipment & Services—0.2%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	1,202,000	1,274,696
7.750%, 03/15/32	625,000	702,953

		1,977,649

Security Description	Par Amount	Value

Federal Agencies—14.9%
Federal Home Loan Mortgage Corp. 4.125%, 11/18/09	$3,100,000	$3,115,168
4.500%, 05/01/18	303,821	320,944
4.500%, 08/01/18	490,702	518,357
4.500%, 11/01/18	473,517	500,203
4.500%, 01/01/19	886,447	936,405
4.500%, 08/01/19	47,779	50,292
4.500%, 02/01/20	315,882	332,499
4.500%, 08/01/24	3,484,380	3,611,063
4.500%, 04/01/35	1,075,322	1,093,629
4.500%, 06/01/39	4,352,016	4,408,683
5.000%, 12/01/17	18,939	20,169
5.000%, 05/01/18	200,913	213,587
5.000%, 06/01/18	30,322	32,281
5.000%, 09/01/18	472,182	502,689
5.000%, 12/01/18	66,244	70,524
5.000%, 02/01/19	534,507	567,371
5.000%, 06/01/19	228,751	242,816
5.000%, 09/01/33	2,006,371	2,083,575
5.000%, 11/01/33	1,174,702	1,219,903
5.000%, 03/01/34	333,265	345,880
5.000%, 04/01/34	365,285	379,113
5.000%, 08/01/35	1,083,639	1,123,644
5.000%, 10/01/35	3,249,465	3,369,425
5.000%, 11/01/35	362,008	375,372
5.500%, 01/01/19	107,760	115,092
5.500%, 04/01/19	64,744	69,433
5.500%, 06/01/19	46,575	49,744
5.500%, 07/01/19	146,755	156,741
5.500%, 08/01/19	47,559	50,795
5.500%, 12/01/19	91,946	98,203
5.500%, 02/01/20	24,133	25,632
5.500%, 10/01/24	433,682	459,836
5.500%, 06/01/25	879,934	932,034
5.500%, 07/01/25	408,109	432,272
5.500%, 08/01/25	640,856	678,800
5.500%, 05/01/33	923,336	971,715
5.500%, 12/01/33	1,541,264	1,622,020
5.500%, 01/01/34	1,422,562	1,497,098
5.500%, 04/01/34	242,810	255,304
5.500%, 11/01/34	201,606	211,980
5.500%, 12/01/34	306,091	321,842
5.500%, 05/01/35	136,082	142,957
5.500%, 09/01/35	340,612	357,820
5.500%, 10/01/35	556,139	584,236
6.000%, 04/01/16	61,848	66,366
6.000%, 04/01/17	131,408	140,925
6.000%, 07/01/17	67,018	71,871
6.000%, 10/01/17	96,291	103,264
6.000%, 08/01/19	378,936	405,312
6.000%, 09/01/19	170,984	182,886
6.000%, 11/01/19	112,350	120,241
6.000%, 05/01/21	230,225	245,747
6.000%, 10/01/21	279,204	298,028
6.000%, 02/01/23	607,789	651,639
6.000%, 12/01/25	254,548	271,753

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 6.000%, 02/01/26	$249,391	$266,247
6.000%, 04/01/34	157,494	167,298
6.000%, 07/01/34	489,187	519,639
6.000%, 08/01/34	2,799,898	2,974,192
6.000%, 09/01/34	72,014	76,497
6.000%, 07/01/35	304,556	322,849
6.000%, 08/01/35	379,528	402,323
6.000%, 11/01/35	945,305	1,002,083
6.000%, 03/01/36	438,688	464,351
6.000%, 10/01/36	698,323	741,794
6.000%, 03/01/37	553,318	585,341
6.000%, 05/01/37	718,419	759,998
6.000%, 06/01/37	1,019,775	1,078,795
6.500%, 05/01/34	128,720	137,936
6.500%, 06/01/34	171,935	184,246
6.500%, 08/01/34	713,944	765,065
6.500%, 10/01/34	598,085	643,154
6.500%, 11/01/34	280,179	300,241
6.500%, 05/01/37	342,997	366,091
6.500%, 07/01/37	1,116,769	1,191,959
Federal National Mortgage Association 3.000%, 07/12/10	787,000	802,690
4.010%, 08/01/13 (c)	144,099	149,594
4.020%, 08/01/13 (c)	572,170	594,931
4.500%, 04/01/18	365,039	385,611
4.500%, 06/01/18	848,846	896,685
4.500%, 07/01/18	491,433	519,129
4.500%, 03/01/19	543,639	572,578
4.500%, 06/01/19	593,036	624,605
4.500%, 04/01/20	458,747	483,167
4.500%, 07/01/20	246,658	259,788
4.500%, 08/01/33	1,808,108	1,844,082
4.500%, 02/01/35	428,178	436,430
4.500%, 09/01/35	598,646	609,434
4.582%, 05/01/14 (c)	803,389	848,047
4.630%, 04/01/14	358,279	378,524
4.700%, 03/01/15	601,681	636,489
4.767%, 04/01/13 (c)	63,865	67,499
4.840%, 08/01/14 (c)	877,088	932,479
4.845%, 06/01/13	90,084	95,853
4.872%, 02/01/14 (c)	643,064	681,598
4.880%, 03/01/20	420,077	447,139
4.940%, 08/01/15	50,000	52,639
5.000%, 11/01/17	514,599	547,043
5.000%, 02/01/18	1,826,074	1,941,190
5.000%, 12/01/18	1,429,654	1,518,896
5.000%, 07/01/19	806,606	854,939
5.000%, 07/01/20	605,485	640,253
5.000%, 08/01/20	192,949	204,028
5.000%, 11/01/33	832,790	864,574
5.000%, 03/01/34	1,156,698	1,200,555
5.000%, 04/01/34	327,101	339,279
5.000%, 05/01/34	357,764	371,084
5.000%, 08/01/34	408,717	423,933
5.000%, 09/01/34	1,417,779	1,470,561
5.000%, 12/01/34	206,718	214,414

Security Description	Par Amount	Value

Federal Agencies—(Continued)
5.000%, 01/01/35	$403,151	$418,160
5.000%, 06/01/35	1,506,124	1,561,254
5.000%, 07/01/35	4,360,449	4,520,059
5.000%, 08/01/35	891,904	924,551
5.000%, 08/01/36	436,684	452,669
5.000%, 03/01/38	3,377,922	3,494,517
5.000%, 05/01/38	3,471,277	3,591,094
5.370%, 02/01/13 (c)	376,983	406,409
5.370%, 05/01/18	630,000	688,527
5.466%, 11/01/15 (c)	425,066	465,071
5.500%, 11/01/17	819,224	877,785
5.500%, 12/01/17	153,299	164,258
5.500%, 01/01/18	502,137	538,032
5.500%, 02/01/18	486,262	520,414
5.500%, 06/01/19	632,151	674,969
5.500%, 07/01/19	528,332	564,118
5.500%, 08/01/19	160,209	171,061
5.500%, 09/01/19	561,802	599,855
5.500%, 01/01/21	251,245	267,242
5.500%, 03/01/21	71,188	75,521
5.500%, 02/01/33	492,380	518,025
5.500%, 05/01/33	45,413	47,778
5.500%, 06/01/33	1,617,750	1,702,007
5.500%, 07/01/33	2,022,458	2,127,794
5.500%, 11/01/33	1,175,399	1,236,618
5.500%, 12/01/33	249,533	262,530
5.500%, 01/01/34 (c)	369,958	389,227
5.500%, 01/01/34	558,736	587,837
5.500%, 02/01/34	1,375,572	1,446,782
5.500%, 03/01/34	179,858	189,116
5.500%, 04/01/34	444,664	467,267
5.500%, 05/01/34	1,977,459	2,077,980
5.500%, 06/01/34	2,509,469	2,637,033
5.500%, 07/01/34	1,274,106	1,338,872
5.500%, 09/01/34	3,786,048	3,978,505
5.500%, 10/01/34	4,099,383	4,307,768
5.500%, 11/01/34	5,265,415	5,533,074
5.500%, 12/01/34	2,457,393	2,582,311
5.500%, 01/01/35	1,953,290	2,052,582
5.500%, 02/01/35	306,895	322,495
5.500%, 04/01/35	411,286	431,936
5.500%, 07/01/35	446,005	468,398
5.500%, 08/01/35	541,362	568,543
5.500%, 09/01/35 (c)	1,194,944	1,254,940
6.000%, 05/15/11	1,473,000	1,594,855
6.000%, 07/01/16	268,604	288,560
6.000%, 01/01/17	344,034	369,487
6.000%, 02/01/17 (c)	318,443	342,103
6.000%, 07/01/17	499,012	536,087
6.000%, 08/01/17	54,594	58,634
6.000%, 09/01/17	290,446	311,935
6.000%, 03/01/18	46,017	49,422
6.000%, 11/01/18	273,491	293,811
6.000%, 01/01/21	272,610	291,246
6.000%, 05/01/21	160,597	171,575
6.000%, 11/01/25	134,170	143,207

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 6.000%, 02/01/32	$1,097,253	$1,169,329
6.000%, 03/01/34	112,539	120,601
6.000%, 04/01/34	1,748,011	1,858,081
6.000%, 06/01/34	1,669,816	1,774,284
6.000%, 07/01/34	1,939,391	2,060,724
6.000%, 08/01/34	3,243,279	3,446,186
6.000%, 10/01/34	1,505,561	1,599,753
6.000%, 11/01/34	240,263	255,295
6.000%, 12/01/34	118,988	126,432
6.000%, 08/01/35	378,491	401,224
6.000%, 09/01/35 (c)	496,166	530,915
6.000%, 10/01/35	681,857	722,811
6.000%, 11/01/35	297,029	314,869
6.000%, 12/01/35	986,137	1,045,368
6.000%, 02/01/36	716,058	759,066
6.000%, 04/01/36	1,476,922	1,562,860
6.000%, 06/01/36	510,427	540,793
6.000%, 03/01/37	640,194	676,845
6.000%, 07/01/37	797,177	842,815
6.330%, 03/01/11 (c)	156,365	165,218
6.500%, 06/01/31	285,468	308,229
6.500%, 07/01/31	143,968	155,446
6.500%, 08/01/31	86,140	93,008
6.500%, 09/01/31	387,164	418,032
6.500%, 02/01/32	284,769	307,474
6.500%, 07/01/32	657,992	710,735
6.500%, 08/01/32	616,261	665,009
6.500%, 01/01/33	265,557	286,564
6.500%, 04/01/34	407,240	438,449
6.500%, 06/01/34	191,748	206,137
6.500%, 08/01/34	225,822	242,768
6.500%, 04/01/36	314,723	337,111
6.500%, 05/01/36	485,389	519,917
6.500%, 02/01/37	1,495,636	1,601,093
6.500%, 05/01/37	821,144	879,043
6.500%, 07/01/37	716,289	766,794
7.500%, 10/01/29	83,022	93,000
7.500%, 02/01/30	45,221	50,636
7.500%, 11/01/31	167,560	187,763
7.500%, 02/01/32	50,916	57,057
Government National Mortgage Association 4.500%, 07/20/33	112,715	114,953
4.500%, 09/15/33	485,861	496,640
4.500%, 09/20/33	59,646	60,830
4.500%, 12/20/34	60,096	61,203
4.500%, 03/20/35	290,872	296,035
5.000%, 07/20/33	215,997	225,013
5.000%, 03/15/34	205,996	214,475
5.000%, 06/15/34	347,024	361,307
5.000%, 12/15/34	201,340	209,626
5.000%, 06/15/35	75,894	78,934
5.000%, 05/15/39	3,454,233	3,581,937
5.000%, 09/15/39	4,100,000	4,252,084
5.500%, 11/15/32	546,773	577,870
5.500%, 08/15/33	2,216,921	2,342,662
5.500%, 12/15/33	851,108	899,472

Security Description	Par Amount	Value

Federal Agencies—(Continued)
5.500%, 09/15/34	$816,534	$861,827
5.500%, 10/15/35	249,558	263,089
6.000%, 12/15/28	166,270	177,441
6.000%, 12/15/31	162,241	173,141
6.000%, 03/15/32	7,341	7,834
6.000%, 10/15/32	612,034	653,155
6.000%, 01/15/33	110,685	118,053
6.000%, 02/15/33	5,938	6,333
6.000%, 04/15/33	662,153	706,228
6.000%, 08/15/33	5,252	5,601
6.000%, 07/15/34	498,898	530,469
6.000%, 09/15/34	372,918	396,517
6.000%, 01/20/35	222,456	236,468
6.000%, 02/20/35	116,858	124,218
6.000%, 04/20/35	182,181	193,656
6.000%, 01/15/38	967,268	1,023,188

		182,388,916

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.125%, 08/15/16	1,080,000	1,184,050
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,832,483

		3,016,533

Foreign Government—0.3%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,024,449
MDC-GMTN B.V. (144A) 7.625%, 05/06/19	1,290,000	1,445,328
Peruvian Government International Bond 7.350%, 07/21/25	103,000	120,253

		3,590,030

Government Agency—0.8%
California Educational Facilities Authority 5.000%, 03/15/39	730,000	865,546
Financing Corp. (FICO) 9.650%, 11/02/18	430,000	598,412
Massachusetts Health & Educational Facilities Authority
5.500%, 06/01/30	735,000	911,466
5.500%, 07/01/32	2,145,000	2,785,840
Metropolitan Transportation Authority 7.336%, 11/15/39	1,075,000	1,330,528
New Jersey State Turnpike Authority 7.414%, 01/01/40	1,050,000	1,294,440
State of California 7.500%, 04/01/34	380,000	417,308
7.550%, 04/01/39	1,065,000	1,183,716
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	93,000	93,551

		9,480,807

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Health Care Equipment & Supplies—0.2%
CareFusion Corp. (144A) 6.375%, 08/01/19	$1,110,000	$1,203,860
Hospira, Inc. 5.550%, 03/30/12	530,000	562,418
6.050%, 03/30/17 (c)	979,000	1,025,184

		2,791,462

Health Care Providers & Services—0.1%
Cardinal Health, Inc. 5.800%, 10/15/16	793,000	827,377

Hotels, Restaurants & Leisure—0.1%
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	969,646

Household Durables—0.1%
Fortune Brands, Inc. 5.125%, 01/15/11	1,396,000	1,431,538

Insurance—0.3%
Chubb Corp. 6.375%, 03/29/67 (c)	2,110,000	1,899,000
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	102,667
ING Groep NV 5.775%, 12/29/49 (c)	1,250,000	800,000
The Allstate Corp. 5.550%, 05/09/35	1,236,000	1,242,985

		4,044,652

Machinery—0.2%
Atlas Copco AB (144A) 5.600%, 05/22/17	910,000	932,107
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,353,632

		2,285,739

Media—0.3%
Cox Communications, Inc. 4.625%, 06/01/13	1,058,000	1,099,093
DirecTV Holdings, LLC (144A) 5.875%, 10/01/19	300,000	300,346
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	161,043
News America Holdings, Inc. 8.500%, 02/23/25	722,000	798,053
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,490,330

		3,848,865

Metals & Mining—0.1%
ArcelorMittal 6.125%, 06/01/18	1,727,000	1,701,364

Security Description	Par Amount	Value

Multi-Utilities—0.1%
CenterPoint Energy Resources Corp. 7.875%, 04/01/13	$1,293,000	$1,455,990

Oil, Gas & Consumable Fuels—0.9%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,330,000	1,373,216
Devon OEI Operating, Inc. 7.250%, 10/01/11	2,215,000	2,414,711
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	991,422
Hess Corp. 8.125%, 02/15/19	300,000	360,404
Husky Energy, Inc. 5.900%, 06/15/14	771,000	831,713
7.250%, 12/15/19 (a)	787,000	902,642
Pemex Project Funding Master Trust 9.125%, 10/13/10	35,000	37,275
Petroleos Mexicanos 8.000%, 05/03/19	759,000	866,778
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A)
5.832%, 09/30/16	970,000	1,008,383
Valero Energy Corp. 6.875%, 04/15/12	2,023,000	2,177,195

		10,963,739

Pharmaceuticals—0.3%
Allergan, Inc. 5.750%, 04/01/16	1,430,000	1,532,873
Pfizer, Inc. 7.200%, 03/15/39	540,000	679,650
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	1,760,000	1,952,417

		4,164,940

Real Estate Investment Trusts—0.4%
Boston Properties, Inc. 5.000%, 06/01/15	200,000	195,843
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,629,223
Prologis 5.750%, 04/01/16	1,493,000	1,335,457
Simon Property Group, L.P. 5.875%, 03/01/17 (a)	1,328,000	1,354,304
Vornado Realty, L.P. 4.750%, 12/01/10	530,000	534,916

		5,049,743

Road & Rail—0.0%
CSX Corp. 6.750%, 03/15/11	92,000	98,462
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	453,899

		552,361

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Specialty Retail—0.1%
Home Depot, Inc. 5.875%, 12/16/36	$504,000	$488,984
Limited Brands, Inc. 5.250%, 11/01/14	1,028,000	953,707

		1,442,691

Tobacco—0.1%
Philip Morris International, Inc. 4.875%, 05/16/13	826,000	877,482

U.S. Treasury—8.4%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	293,000	314,700
5.000%, 05/15/37 (a)	2,857,000	3,310,994
5.375%, 02/15/31 (a)	9,533,000	11,326,396
6.250%, 08/15/23 (a)	1,251,000	1,568,051
8.500%, 02/15/20 (a)	1,104,000	1,584,930
U.S. Treasury Inflation Indexed Notes (TII) 1.625%, 01/15/15	4,569,332	4,655,006
U.S. Treasury Notes 0.875%, 02/28/11 (a)	7,654,000	7,683,300
1.500%, 10/31/10 (a)	11,093,000	11,216,931
1.500%, 12/31/13 (a)	3,886,000	3,804,942
2.000%, 11/30/13 (a)	2,098,000	2,100,950
2.625%, 02/29/16	800,000	791,500
2.750%, 10/31/13 (a)	6,744,000	6,960,017
3.125%, 09/30/13 (a)	10,194,000	10,682,201
3.500%, 05/31/13 (a)	3,900,000	4,145,275
3.750%, 11/15/18 (a)	4,488,000	4,644,030
3.875%, 02/15/13 (a)	5,448,000	5,854,470
4.125%, 08/31/12 (a)	7,209,000	7,775,022
4.125%, 05/15/15 (a)	125,000	135,351
4.500%, 04/30/12 (a)	3,651,000	3,955,632
4.750%, 08/15/17 (a)	2,444,000	2,723,342
5.125%, 06/30/11 (a)	764,000	821,389
6.500%, 02/15/10	6,277,000	6,424,610

		102,479,039

Wireless Telecommunication Services—0.2%
AT&T Mobility, LLC 6.500%, 12/15/11	900,000	989,356
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,664,306

		2,653,662

Yankee—0.2%
Nexen, Inc. 5.875%, 03/10/35	462,000	423,129
Petro-Canada 6.050%, 05/15/18	1,664,000	1,742,371
StatoilHydro ASA 7.750%, 06/15/23	100,000	124,760

		2,290,260

Total Fixed Income (Identified Cost $457,517,030)		465,881,351

Short Term Investments—9.5%
Security Description	Par Amount	Value

Commercial Paper—1.3%
HSBC America, Inc. 1.000%, 10/01/09	$15,888,000	$15,888,000

Mutual Funds—8.2%
State Street Navigator Securities Lending Prime Portfolio (f)	99,895,675	99,895,675

Total Short Term Investments (Identified Cost $115,783,675)		115,783,675

Total Investments—108.0% (Identified Cost $1,282,309,554) (g)		1,321,172,821
Liabilities in excess of other assets		(97,830,196)

Net Assets—100%		$1,223,342,625

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $97,618,907 and the collateral received consisted of cash in the amount of $99,895,675 and non-cash collateral with a value of $518,962. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,282,309,554 and the composition of unrealized appreciation and depreciation of investment securities was $92,255,752 and $(53,392,485), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, the market value of 144A securities was $34,854,041, which is 2.8% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$52,404,996	$—	$—	$52,404,996
Air Freight & Logistics	2,274,612	—	—	2,274,612
Auto Components	3,098,639	—	—	3,098,639
Beverages	9,750,172	9,931,996	—	19,682,168
Biotechnology	2,720,203	—	—	2,720,203
Capital Markets	59,312,936	—	—	59,312,936
Chemicals	17,027,391	—	—	17,027,391
Commercial Banks	20,808,036	—	—	20,808,036
Communications Equipment	3,307,120	—	—	3,307,120
Computers & Peripherals	17,664,545	—	—	17,664,545
Diversified Consumer Services	2,589,501	—	—	2,589,501
Diversified Financial Services	32,042,286	1,044,133	—	33,086,419
Diversified Telecommunication Services	25,356,659	2,247,216	—	27,603,875
Electric Utilities	21,039,800	—	—	21,039,800
Electrical Equipment	2,293,291	—	—	2,293,291
Electronic Equipment, Instruments & Components	3,689,182	—	—	3,689,182
Energy Equipment & Services	5,449,312	—	—	5,449,312
Food & Staples Retailing	24,335,816	—	—	24,335,816
Food Products	13,207,596	15,102,088	—	28,309,684
Health Care Equipment & Supplies	12,355,841	—	—	12,355,841
Health Care Providers & Services	3,589,414	—	—	3,589,414
Hotels, Restaurants & Leisure	1,017,324	—	—	1,017,324
Household Durables	1,600,913	—	—	1,600,913
Household Products	14,576,602	—	—	14,576,602
Independent Power Producers & Energy Traders	2,594,044	—	—	2,594,044
Industrial Conglomerates	8,306,928	—	—	8,306,928
Insurance	34,157,992	—	—	34,157,992
Internet Software & Services	1,666,056	—	—	1,666,056
IT Services	14,137,913	—	—	14,137,913
Leisure Equipment & Products	2,384,003	—	—	2,384,003
Life Sciences Tools & Services	5,127,535	—	—	5,127,535
Machinery	10,568,475	—	—	10,568,475
Media	16,278,676	1,863,766	—	18,142,442
Metals & Mining	810,422	—	—	810,422
Multi-Utilities	20,515,856	—	—	20,515,856
Multiline Retail	8,249,470	—	—	8,249,470
Oil, Gas & Consumable Fuels	97,075,281	—	—	97,075,281
Pharmaceuticals	52,382,529	5,726,120	—	58,108,649
Professional Services	1,297,764	—	—	1,297,764
Road & Rail	762,116	—	—	762,116
Semiconductors & Semiconductor Equipment	8,526,062	—	—	8,526,062
Software	8,049,242	—	—	8,049,242
Specialty Retail	10,602,586	—	—	10,602,586
Textiles, Apparel & Luxury Goods	11,253,918	—	—	11,253,918
Tobacco	22,796,614	—	—	22,796,614
Trading Companies & Distributors	4,809,355	—	—	4,809,355
Wireless Telecommunication Services	—	9,727,452	—	9,727,452
Total Common Stock	693,865,024	45,642,771	—	739,507,795

MSF-135

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Description	Level 1	Level 2	Level 3	Total
Fixed Income
Aerospace & Defense	$—	$1,791,446	$—	$1,791,446
Asset Backed	—	4,871,826	1,502,881	6,374,707
Beverages	—	4,104,147	—	4,104,147
Capital Markets	—	8,997,519	—	8,997,519
Collateralized-Mortgage Obligation	—	569,678	—	569,678
Commercial Banks	—	17,074,888	—	17,074,888
Commercial Mortgage-Backed Securities	—	25,323,504	—	25,323,504
Commercial Services & Supplies	—	1,833,350	—	1,833,350
Construction & Engineering	—	1,230,890	—	1,230,890
Consumer Finance	—	3,285,854	—	3,285,854
Diversified Financial Services	—	29,642,711	—	29,642,711
Diversified Telecommunication Services	—	4,659,567	—	4,659,567
Electric Utilities	—	9,258,761	—	9,258,761
Electronic Equipment, Instruments & Components	—	1,449,844	—	1,449,844
Energy Equipment & Services	—	1,977,649	—	1,977,649
Federal Agencies	—	182,388,916	—	182,388,916
Food & Staples Retailing	—	3,016,533	—	3,016,533
Foreign Government	—	3,590,030	—	3,590,030
Government Agency	—	9,480,807	—	9,480,807
Health Care Equipment & Supplies	—	2,791,462	—	2,791,462
Health Care Providers & Services	—	827,377	—	827,377
Hotels, Restaurants & Leisure	—	969,646	—	969,646
Household Durables	—	1,431,538	—	1,431,538
Insurance	—	4,044,652	—	4,044,652
Machinery	—	2,285,739	—	2,285,739
Media	—	3,848,865	—	3,848,865
Metals & Mining	—	1,701,364	—	1,701,364
Multi-Utilities	—	1,455,990	—	1,455,990
Oil, Gas & Consumable Fuels	—	10,963,739	—	10,963,739
Pharmaceuticals	—	4,164,940	—	4,164,940
Real Estate Investment Trusts	—	5,049,743	—	5,049,743
Road & Rail	—	552,361	—	552,361
Specialty Retail	—	1,442,691	—	1,442,691
Tobacco	—	877,482	—	877,482
U.S. Treasury	—	102,479,039	—	102,479,039
Wireless Telecommunication Services	—	2,653,662	—	2,653,662
Yankee	—	2,290,260	—	2,290,260
Total Fixed Income	—	464,378,470	1,502,881	465,881,351
Short Term Investments
Commercial Paper	—	15,888,000	—	15,888,000
Mutual Funds	99,895,675	—	—	99,895,675
Total Short Term Investments	99,895,675	15,888,000	—	115,783,675
Total Investments	$793,760,699	$525,909,241	$1,502,881	$1,321,172,821

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Fixed Income	Total
Balance as of December 31, 2008	$2,751,986	$2,751,986
Transfers In (Out) of Level 3	(883,354)	(883,354)
Accrued discounts/premiums	0	0
Realized Gain (Loss)	(346,783)	(346,783)
Change in unrealized appreciation (depreciation)	(19,255)	(19,255)
Net Purchases (Sales)	287	287
Balance as of September 30, 2009	$1,502,881	$1,502,881

MSF-136

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.8%
Lockheed Martin Corp.	1,106,440	$86,390,835
Northrop Grumman Corp.	895,590	46,346,783
United Technologies Corp.	643,440	39,204,799

		171,942,417

Auto Components—0.4%
Johnson Controls, Inc. (a)	295,650	7,556,814

Beverages—2.3%
Diageo, Plc. (GBP)	1,617,900	24,885,162
PepsiCo, Inc.	330,530	19,388,890

		44,274,052

Capital Markets—8.0%
Northern Trust Corp.	97,170	5,651,407
State Street Corp.	732,670	38,538,442
The Bank of New York Mellon Corp.	1,794,886	52,033,745
The Goldman Sachs Group, Inc.	327,300	60,337,755

		156,561,349

Chemicals—2.4%
Air Products & Chemicals, Inc.	223,470	17,336,803
PPG Industries, Inc. (a)	501,800	29,209,778

		46,546,581

Commercial Banks—3.1%
PNC Financial Services Group, Inc.	364,690	17,720,287
Regions Financial Corp.	1,061,300	6,590,673
Wells Fargo & Co.	1,288,960	36,322,893

		60,633,853

Computers & Peripherals—1.9%
Hewlett-Packard Co.	141,430	6,676,910
International Business Machines Corp.	260,280	31,132,091

		37,809,001

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (b)	58,970	4,344,320

Diversified Financial Services—2.9%
JPMorgan Chase & Co.	1,298,810	56,913,854

Diversified Telecommunication Services—3.5%
AT&T, Inc.	2,542,140	68,663,201

Electric Utilities—2.0%
Entergy Corp.	156,000	12,458,160
FPL Group, Inc.	221,770	12,248,357
PPL Corp.	468,400	14,211,256

		38,917,773

Energy Equipment & Services—0.7%
National Oilwell Varco, Inc. (b)	318,030	13,716,634

Security Description	Shares	Value

Food & Staples Retailing—2.3%
CVS Caremark Corp.	804,318	$28,746,325
The Kroger Co.	808,390	16,685,170

		45,431,495

Food Products—3.4%
Campbell Soup Co.	119,510	3,898,416
General Mills, Inc.	129,120	8,312,745
Kellogg Co.	324,690	15,984,489
Nestle S.A. (CHF)	726,974	30,972,190
The J. M. Smucker Co.	147,760	7,832,758

		67,000,598

Health Care Equipment & Supplies—2.0%
Becton, Dickinson & Co.	211,170	14,729,108
Medtronic, Inc.	657,770	24,205,936

		38,935,044

Health Care Providers & Services—0.2%
WellPoint, Inc. (b)	87,740	4,155,366

Household Durables—0.4%
Pulte Homes, Inc. (b)	718,390	7,895,106

Household Products—1.4%
Kimberly-Clark Corp.	103,110	6,081,428
Procter & Gamble Co.	356,665	20,658,037

		26,739,465

Industrial Conglomerates—1.0%
3M Co.	263,880	19,474,344

Insurance—7.1%
AON Corp.	419,530	17,070,676
Prudential Financial, Inc.	350,030	17,469,997
The Allstate Corp.	1,598,550	48,947,601
The Chubb Corp.	484,700	24,433,727
The Travelers Cos., Inc.	620,430	30,543,769

		138,465,770

IT Services—2.4%
Accenture, Plc.	1,054,890	39,315,750
The Western Union Co.	407,560	7,711,035

		47,026,785

Leisure Equipment & Products—0.3%
Hasbro, Inc.	198,150	5,498,663

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc. (b)	166,840	7,285,903
Waters Corp. (b)	153,760	8,589,033

		15,874,936

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—1.3%
Danaher Corp. (a)	135,110	$9,095,605
Eaton Corp.	276,950	15,672,601

		24,768,206

Media—3.3%
Omnicom Group, Inc.	689,470	25,469,022
The Walt Disney Co.	1,092,851	30,009,688
WPP, Plc. (GBP)	1,111,223	9,563,753

		65,042,463

Multi-Utilities—2.9%
Dominion Resources, Inc.	669,624	23,102,028
PG&E Corp.	440,720	17,844,753
Public Service Enterprise Group, Inc.	459,210	14,437,562

		55,384,343

Multiline Retail—0.4%
Macy’s, Inc. (a)	446,980	8,175,264

Oil, Gas & Consumable Fuels—12.7%
Apache Corp.	307,010	28,192,728
Chevron Corp.	583,144	41,070,832
ConocoPhillips	187,417	8,463,752
Devon Energy Corp.	330,800	22,272,764
EOG Resources, Inc.	228,670	19,096,232
Exxon Mobil Corp.	606,290	41,597,557
Hess Corp.	446,290	23,858,663
Occidental Petroleum Corp.	181,280	14,212,352
Total S.A. (ADR) (a)	838,730	49,703,140

		248,468,020

Pharmaceuticals—8.6%
Abbott Laboratories	623,760	30,857,407
GlaxoSmithKline, Plc. (GBP)	476,820	9,394,926
Johnson & Johnson	548,020	33,368,938
Merck & Co., Inc. (a)	1,248,160	39,479,301
Pfizer, Inc.	2,004,390	33,172,654
Roche Holding AG (CHF)	45,450	7,347,743
Wyeth	284,360	13,814,209

		167,435,178

Professional Services—0.3%
Dun & Bradstreet Corp.	86,990	6,552,087

Road & Rail—0.3%
Burlington Northern Santa Fe Corp.	53,060	4,235,780
Canadian National Railway Co.	17,660	865,163

		5,100,943

Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	1,393,780	27,276,275

Software—1.3%
Oracle Corp.	1,200,090	25,009,876

Security Description	Shares	Value

Specialty Retail—1.9%
Abercrombie & Fitch Co. (Class A) (a)	138,950	$4,568,676
Home Depot, Inc.	129,190	3,441,622
Staples, Inc.	398,300	9,248,526
The Sherwin-Williams Co. (a)	309,200	18,601,472

		35,860,296

Textiles, Apparel & Luxury Goods—1.5%
Nike, Inc. (a)	435,960	28,206,612

Tobacco—3.4%
Altria Group, Inc.	216,660	3,858,715
Lorillard, Inc.	39,750	2,953,425
Philip Morris International, Inc.	1,227,780	59,841,997

		66,654,137

Trading Companies & Distributors—0.5%
W.W. Grainger, Inc. (a)	114,640	10,244,230

Wireless Telecommunication Services—1.5%
Vodafone Group, Plc. (GBP)	12,844,165	28,864,667

Total Common Stock (Identified Cost $1,784,467,297)		1,927,420,018

Short Term Investments—2.7%
Security Description	Shares/Par Amount	Value

Commercial Paper—1.0%
ConocoPhillips 1.000%, 10/01/09	$9,784,000	9,784,000
JPMorgan Chase & Co. 0.010%, 10/01/09	10,326,000	10,326,000

		20,110,000

Mutual Funds—1.7%
State Street Navigator Securities Lending Prime Portfolio (c)	33,123,984	33,123,984

Total Short Term Investments (Identified Cost $53,233,984)		53,233,984

Total Investments—101.5% (Identified Cost $1,837,701,281) (d)		1,980,654,002
Liabilities in excess of other assets		(29,555,264)

Net Assets—100%		$1,951,098,738

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $32,451,798 and the collateral received consisted of cash in the amount of $33,123,984. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,837,701,281 and the composition of unrealized appreciation and depreciation of investment securities was $173,211,366 and $(30,258,645), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

MFS Value Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$171,942,417	$—	$—	$171,942,417
Auto Components	7,556,814	—	—	7,556,814
Beverages	19,388,890	24,885,162	—	44,274,052
Capital Markets	156,561,349	—	—	156,561,349
Chemicals	46,546,581	—	—	46,546,581
Commercial Banks	60,633,853	—	—	60,633,853
Computers & Peripherals	37,809,001	—	—	37,809,001
Diversified Consumer Services	4,344,320	—	—	4,344,320
Diversified Financial Services	56,913,854	—	—	56,913,854
Diversified Telecommunication Services	68,663,201	—	—	68,663,201
Electric Utilities	38,917,773	—	—	38,917,773
Energy Equipment & Services	13,716,634	—	—	13,716,634
Food & Staples Retailing	45,431,495	—	—	45,431,495
Food Products	36,028,408	30,972,190	—	67,000,598
Health Care Equipment & Supplies	38,935,044	—	—	38,935,044
Health Care Providers & Services	4,155,366	—	—	4,155,366
Household Durables	7,895,106	—	—	7,895,106
Household Products	26,739,465	—	—	26,739,465
Industrial Conglomerates	19,474,344	—	—	19,474,344
Insurance	138,465,770	—	—	138,465,770
IT Services	47,026,785	—	—	47,026,785
Leisure Equipment & Products	5,498,663	—	—	5,498,663
Life Sciences Tools & Services	15,874,936	—	—	15,874,936
Machinery	24,768,206	—	—	24,768,206
Media	55,478,710	9,563,753	—	65,042,463
Multi-Utilities	55,384,343	—	—	55,384,343
Multiline Retail	8,175,264	—	—	8,175,264
Oil, Gas & Consumable Fuels	248,468,020	—	—	248,468,020
Pharmaceuticals	150,692,509	16,742,669	—	167,435,178
Professional Services	6,552,087	—	—	6,552,087
Road & Rail	5,100,943	—	—	5,100,943
Semiconductors & Semiconductor Equipment	27,276,275	—	—	27,276,275
Software	25,009,876	—	—	25,009,876
Specialty Retail	35,860,296	—	—	35,860,296
Textiles, Apparel & Luxury Goods	28,206,612	—	—	28,206,612
Tobacco	66,654,137	—	—	66,654,137
Trading Companies & Distributors	10,244,230	—	—	10,244,230
Wireless Telecommunication Services	—	28,864,667	—	28,864,667
Total Common Stock	1,816,391,577	111,028,441	—	1,927,420,018
Short Term Investments
Commercial Paper	—	20,110,000	—	20,110,000
Mutual Funds	33,123,984	—	—	33,123,984
Total Short Term Investments	33,123,984	20,110,000	—	53,233,984
Total Investments	$1,849,515,561	$131,138,441	$—	$1,980,654,002

MSF-140

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—98.2% of Net Assets

Security Description	Shares	Value

Australia—8.1%
AGL Energy, Ltd.	27,513	$331,720
Alumina, Ltd.	143,169	227,705
Amcor, Ltd.	82,560	398,827
AMP, Ltd.	133,697	765,802
Arrow Energy, Ltd. (a)	40,449	152,140
Asciano Group	176,800	256,498
ASX, Ltd.	11,184	346,281
Australia & New Zealand Banking Group, Ltd.	154,087	3,304,449
AXA Asia Pacific Holdings, Ltd.	68,772	263,827
Bendigo Bank, Ltd.	16,859	139,440
BGP Holdings Plc. (b)	713,624	0
BHP Billiton, Ltd.	220,937	7,303,869
Billabong International, Ltd. (c)	13,968	147,217
BlueScope Steel, Ltd.	108,435	277,871
Boral, Ltd. (c)	33,631	179,986
Brambles, Ltd.	89,667	636,411
CFS Retail Property Trust (REIT)	95,649	169,095
Coca-Cola Amatil, Ltd.	42,510	367,522
Cochlear, Ltd. (c)	4,856	285,799
Commonwealth Bank of Australia	99,602	4,530,646
Computershare, Ltd.	29,681	291,393
Crown, Ltd. (c)	29,464	231,260
CSL, Ltd.	42,082	1,239,247
CSR, Ltd.	92,548	152,857
DB RREEF Trust (REIT)	410,675	305,178
Fairfax Media, Ltd. (c)	150,980	228,858
Fortescue Metals Group, Ltd. (a) (c)	82,630	276,998
Foster’s Group, Ltd.	131,472	642,131
Goodman Group (REIT)	413,385	240,907
GPT Group (REIT)	713,624	429,695
Incitec Pivot, Ltd.	104,676	260,343
Insurance Australia Group, Ltd.	133,405	443,744
Leighton Holdings, Ltd. (c)	9,786	311,257
Lend Lease Corp., Ltd.	30,661	285,559
Lion Nathan, Ltd.	21,432	216,555
Macquarie Group, Ltd.	20,374	1,049,786
Macquarie Infrastructure Group	183,237	237,723
Metcash, Ltd.	49,589	196,756
Mirvac Group (REIT)	174,584	257,738
National Australia Bank, Ltd.	126,608	3,423,516
Newcrest Mining, Ltd.	30,833	867,196
Nufarm, Ltd. (c)	10,010	100,150
OneSteel, Ltd.	95,679	254,245
Orica, Ltd.	24,272	501,791
Origin Energy, Ltd.	62,231	892,154
Oxiana, Ltd.	189,734	189,560
Paladin Energy, Ltd. (a)	39,416	155,294
Qantas Airways, Ltd.	58,796	148,088
QBE Insurance Group, Ltd.	65,898	1,394,462
Rio Tinto, Ltd.	29,640	1,542,470
Santos, Ltd.	51,562	687,956
Sims Group, Ltd. (c)	9,738	194,565
Sonic Healthcare, Ltd.	24,290	303,232
Stockland (REIT)	170,116	609,731
Suncorp-Metway, Ltd.	85,502	666,909
TABCORP Holdings, Ltd.	39,512	248,916
Tattersall’s, Ltd.	76,330	170,770

Security Description	Shares	Value

Australia—(Continued)
Telstra Corp., Ltd.	286,849	$826,606
Toll Holdings, Ltd. (c)	41,980	314,416
Transurban Group	86,903	313,733
Wesfarmers, Ltd.	66,995	1,560,660
Wesfarmers, Ltd. (Price Protected Shares) (a)	11,090	260,382
Westfield Group (REIT)	131,549	1,602,431
Westpac Banking Corp.	191,938	4,423,850
Woodside Petroleum, Ltd.	32,342	1,480,842
Woolworths, Ltd.	81,071	2,089,667
WorleyParsoms, Ltd.	10,634	278,337

		52,885,019

Austria—0.3%
Erste Bank der oesterreichischen Sparkassen AG (c)	12,016	537,055
OMV AG	9,072	365,369
Raiffeisen International Bank Holding AG (c)	3,451	225,022
Telekom Austria AG	23,731	427,775
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A)	5,457	276,073
Voestalpine AG	7,335	262,392
Wiener Staedtische Versicherung AG	2,911	166,141

		2,259,827

Belgium—1.0%
Anheuser-Busch InBev NV	47,387	2,164,361
Anheuser-Busch InBev NV (VVPR Strip) (a)	17,553	77
Belgacom S.A.	10,680	415,677
Colruyt S.A. (c)	1,086	255,032
Delhaize Group	6,756	468,444
Dexia S.A.	32,440	298,973
Fortis	137,599	645,238
Fortis Bank S.A. (a) (b) (d)	5	0
Groupe Bruxelles Lambert S.A.	5,116	472,368
KBC Groep NV	10,239	514,926
Mobistar S.A.	1,944	134,499
Nationale A Portefeuille	2,443	132,778
Solvay S.A.	3,502	363,309
UCB S.A. (c)	6,793	287,779
Umicore S.A.	10,128	303,418

		6,456,879

Bermuda—0.4%
Cheung Kong Infrastructure Holdings, Ltd. (HKD)	33,000	118,227
Esprit Holdings, Ltd. (HKD)	76,100	510,356
Kerry Properties, Ltd. (HKD)	46,500	249,750
Li & Fung, Ltd. (HKD)	150,800	615,082
Noble Group, Ltd. (SGD)	69,000	118,808
NWS Holdings, Ltd. (HKD)	63,000	122,136
SeaDrill, Ltd. (NOK) (c)	18,268	379,230
Shangri-La Asia, Ltd. (HKD)	101,114	190,494
Yue Yuen Industrial Holdings, Ltd. (HKD) (c)	50,500	141,543

		2,445,626

Cyprus—0.0%
Bank of Cyprus Public Co., Ltd.	36,625	280,431

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—0.9%
AP Moller-Maersk A/S (Series A)	35	$235,115
AP Moller-Maersk A/S (Series B)	72	497,699
Carlsberg A/S (Class B)	7,030	511,177
Coloplast A/S	1,846	154,799
Danske Bank A/S	29,850	782,763
DSV A/S	12,153	217,645
Novo Nordisk A/S	29,410	1,845,006
Novozymes A/S (Series B) (c)	3,213	302,696
Topdanmark A/S	1,150	173,749
Vestas Wind Systems A/S (a)	13,387	971,299

		5,691,948

Finland—1.2%
Elisa Oyj	9,437	193,579
Fortum Oyj	29,587	758,714
Kesko Oyj (c)	4,472	150,004
Kone Oyj	10,280	377,979
Metso Oyj	8,217	231,620
Neste Oil Oyj	7,224	133,465
Nokia Oyj	250,463	3,679,322
Nokian Renkaat Oyj (c)	7,322	170,721
Outokumpu Oyj	11,843	222,276
Rautaruukki Oyj (c)	5,366	128,512
Sampo Oyj	27,863	701,287
Stora Enso Oyj	40,497	282,552
UPM-Kymmene Oyj	32,997	395,063
Wartsila Oyj (c)	5,341	214,207

		7,639,301

France—10.3%
Accor S.A.	9,539	530,767
Aeroports de Paris	2,209	198,751
Air France-KLM	7,711	140,342
Air Liquide S.A.	16,854	1,914,444
Alcatel-Lucent	146,253	654,584
Alstom	12,763	932,326
Atos Origin S.A.	3,177	160,428
AXA S.A.	103,324	2,792,661
BNP Paribas (c)	55,068	4,399,504
Bouygues	15,053	766,320
Bureau Veritas S.A. (a)	4,334	244,346
Cap Gemini S.A.	9,755	510,976
Carrefour S.A.	41,089	1,863,333
Casino Guichard-Perrachon S.A. (a)	3,089	245,679
Christian Dior S.A.	4,271	421,960
Cie de Saint-Gobain	23,765	1,234,661
Cie Generale d’Optique Essilor International S.A. (c)	13,981	796,128
Cie Generale de Geophysique-Veritas (a) (c)	8,270	193,336
CNP Assurances	2,630	267,750
Compagnie Générale des Etablissements Michelin (Class B)	9,437	741,676
Credit Agricole S.A.	60,620	1,266,356
Dassault Systemes S.A. (c)	4,077	227,371
EDF S.A.	15,693	931,642
Eiffage S.A. (c)	2,346	149,376

Security Description	Shares	Value

France—(Continued)
Eramet	363	$125,672
Eutelsat Communications (a)	5,527	168,130
Fonciere Des Regions	1,625	189,108
France Telecom S.A.	120,545	3,220,775
Gaz de France S.A.	79,464	3,548,813
Gecina S.A. (REIT)	1,319	157,350
Groupe Danone (c)	35,611	2,151,901
Hermes International (c)	3,409	502,866
ICADE	1,079	115,484
Imerys S.A. (a) (c)	2,253	129,386
Klepierre (REIT)	5,150	204,090
L’Oreal S.A. (c)	15,817	1,579,249
Lafarge S.A. (c)	13,215	1,180,058
Lagardere S.C.A.	8,303	386,990
Legrand S.A. (c)	5,988	166,623
lliad S.A. (c)	1,063	119,827
LVMH Moet Hennessy Louis Vuitton S.A.	16,180	1,627,624
Natixis	61,277	369,505
Neopost S.A.	1,997	179,091
Pernod-Ricard S.A. (c)	12,848	1,020,729
Peugoet S.A.	11,483	350,647
Pinault-Printemps-Redoute S.A. (c)	4,886	626,397
Publicis Groupe	7,880	316,217
Renault S.A. (c)	11,630	543,339
Safran S.A.	14,320	268,039
Sanofi-Aventis S.A.	69,270	5,079,786
Schneider Electric S.A.	15,429	1,563,454
Scor SE	11,686	319,194
Societe Des Autoroutes Paris-Rhin-Rhone	1,469	111,885
Societe Television Francaise 1	8,156	143,402
Société BIC S.A.	1,753	124,581
Société Générale	30,650	2,467,010
Sodexho Alliance S.A.	5,937	356,472
Suez Environment S.A. (a)	16,270	372,659
Technip S.A.	6,403	409,402
Thales S.A.	6,811	337,651
Total S.A. (c)	140,400	8,348,807
Unibail-Rodamco (REIT) (c)	5,536	1,150,279
Vallourec S.A.	3,983	674,772
Veolia Environnement	25,072	962,031
Vinci S.A.	27,904	1,579,688
Vivendi	76,497	2,369,468

		67,203,168

Germany—7.6%
Adidas AG (c)	12,448	658,234
Allianz SE	29,839	3,724,139
BASF AG	60,819	3,216,398
Bayer AG (c)	49,768	3,443,029
Bayerische Motoren Werke AG	22,590	1,089,235
Beiersdorf AG	5,572	327,075
Celesio AG (c)	5,284	145,256
Commerzbank AG (c)	47,713	604,765
Daimler AG (c)	59,444	2,989,943
Deutsche Bank AG (c)	38,893	2,982,596
Deutsche Boerse AG	12,893	1,052,536

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Deutsche Lufthansa AG	17,782	$315,344
Deutsche Post AG	58,431	1,093,550
Deutsche Postbank AG	5,103	180,318
Deutsche Telekom AG (c)	184,952	2,525,879
E.ON AG	125,109	5,306,530
Fraport AG Frankfurt Airport Services	2,305	122,495
Fresenius Medical Care AG (c)	13,758	684,584
GEA Group AG	10,696	222,924
Hannover Rueckversicherung AG	3,778	173,180
Henkel AG & Co. KGaA	9,848	357,435
Hochtief AG	3,848	293,264
Infineon Technologies AG (a) (c)	73,323	413,358
K&S AG	9,505	518,131
Linde AG	10,046	1,089,349
MAN AG (c)	7,819	644,697
Merck KGaA	4,173	414,560
Metro AG	7,039	397,753
Müenchener Rüeckversicherungs AG (c)	13,612	2,169,317
RWE AG (c)	28,498	2,647,170
Salzgitter AG	2,440	233,606
SAP AG (c)	56,543	2,752,043
Siemens AG	54,158	5,014,543
Solarworld AG (c)	4,671	113,375
ThyssenKrupp AG (c)	22,242	765,216
United Internet AG (c)	8,781	132,492
Volkswagen AG (c)	5,832	956,706
Wacker Chemie AG	978	152,303

		49,923,328

Greece—0.6%
Alpha Bank A.E.	23,734	439,008
Coca-Cola Hellenic Bottling Co. S.A.	11,079	294,868
EFG Eurobank Ergasias S.A.	22,006	348,331
Hellenic Telecommunications Organization S.A.	17,555	290,957
Marfin Investment Group S.A.	42,239	182,519
National Bank of Greece S.A.	40,080	1,447,702
OPAP S.A.	15,100	390,033
Piraeus Bank S.A.	20,149	375,311
Public Power Corp. S.A.	7,286	162,631
Titan Cement Co. S.A.	3,934	136,233

		4,067,593

Hong Kong—1.9%
Bank of East Asia, Ltd.	111,320	399,027
BOC Hong Kong Holdings, Ltd. (c)	253,965	555,258
Cathay Pacific Airways, Ltd.	87,000	137,529
Cheung Kong Holdings, Ltd.	96,000	1,209,406
CLP Holdings, Ltd.	130,877	890,503
Hang Lung Group, Ltd.	60,000	297,789
Hang Lung Properties, Ltd.	157,000	575,543
Hang Seng Bank, Ltd.	49,400	706,995
Henderson Land Development Co., Ltd.	73,000	467,133
Hong Kong & China Gas Co.	257,195	649,036
Hong Kong Electric Holdings	93,049	510,460
Hong Kong Exchanges & Clearing, Ltd.	67,500	1,212,429
Hopewell Holdings	50,000	156,295

Security Description	Shares	Value

Hong Kong—(Continued)
Hutchison Whampoa, Ltd.	139,000	$995,695
MTR Corp.	95,000	327,674
New World Development, Ltd.	174,354	368,446
Sino Land Co.	120,000	213,544
Sun Hung Kai Properties, Ltd.	91,000	1,336,105
Swire Pacific, Ltd.	53,817	631,529
The Link (REIT)	148,141	326,682
Wharf Holdings, Ltd.	95,433	503,481
Wheelock & Co., Ltd.	68,000	221,814
Wing Hang Bank, Ltd.	13,500	132,718

		12,825,091

Ireland—0.3%
CRH, Plc.	44,684	1,237,058
Elan Corp., Plc.	32,780	234,287
Kerry Group, Plc.	9,378	267,989

		1,739,334

Italy—3.6%
A2A S.p.A.	83,970	165,091
Alleanza Assicurazioni S.p.A.	34,088	307,333
Assicuraziono Generali S.p.A.	71,536	1,959,634
Atlantia S.p.A.	16,870	408,834
Banca Carige S.p.A.	49,591	148,071
Banca Monte dei Paschi di Siena S.p.A. (c)	158,272	338,830
Banca Popolare di Milano Scarl	27,586	209,804
Banco Popolare Scarl	42,175	404,434
Enel S.p.A.	430,184	2,728,837
Eni S.p.A.	172,104	4,304,101
FIAT S.p.A.	53,237	685,876
Finmeccanica S.p.A. (a)	28,782	508,682
Intesa Sanpaolo S.p.A.	512,876	2,267,774
Intesa Sanpaolo S.p.A. - RNC	59,735	212,445
Luxottica Group S.p.A. (c)	9,343	241,989
Mediaset S.p.A.	51,298	359,290
Mediobanca S.p.A.	33,548	458,651
Parmalat S.p.A.	110,301	305,280
Prysmian S.p.A.	8,255	154,988
Saipem S.p.A.	16,955	509,762
Snam Rete Gas S.p.A.	109,996	534,799
Telecom Italia S.p.A.	676,598	1,187,323
Telecom Italia S.p.A. - RNC	396,854	487,577
Terna Rete Elettrica Nazionale S.p.A.	92,170	359,180
UniCredit S.p.A.	956,460	3,744,283
Unione di Banche Italiane SCPA	40,784	626,441

		23,619,309

Japan—21.1%
Advantest Corp. (c)	11,800	323,137
Aeon Co., Ltd. (c)	40,400	385,503
Aeon Mall Co., Ltd.	6,100	126,145
Aioi Insurance Co., Ltd.	32,000	162,521
Aisin Seiki Co., Ltd.	11,900	288,239
Ajinomoto Co., Inc.	50,000	500,988
All Nippon Airways Co., Ltd.	59,000	169,572
Amada Co., Ltd. (c)	27,000	180,791

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Asahi Breweries, Ltd. (c)	24,300	$444,648
Asahi Glass Co., Ltd.	72,000	578,184
Asahi Kasei Corp. (c)	79,000	400,184
Astellas Pharma, Inc.	29,500	1,215,323
Benesse Corp. (c)	5,000	245,021
Bridgestone Corp. (c)	40,900	730,212
Brother Industries, Ltd.	16,400	197,053
Canon, Inc.	69,800	2,799,435
Casio Computer Co., Ltd. (c)	18,100	148,061
Central Japan Railway Co.	100	719,452
Chubu Electric Power Co., Inc. (c)	44,700	1,087,388
Chugai Pharmaceutical Co., Ltd.	15,100	312,683
Chuo Mitsui Trust Holdings, Inc.	60,262	221,811
Citizen Holdings Co., Ltd.	22,600	126,268
Cosmo Oil Co., Ltd. (c)	37,000	102,499
Credit Saison Co., Ltd. (c)	10,500	123,087
Dai Nippon Printing Co., Ltd.	40,000	548,738
Daicel Chemical Industries, Ltd.	20,000	120,063
Daihatsu Motor Co., Ltd. (c)	14,000	142,895
Daiichi Sankyo Co., Ltd.	44,700	924,521
Daikin Industries, Ltd. (c)	16,800	602,510
Dainippon Sumitomo Pharma Co., Ltd.	11,900	129,498
Daito Trust Construction Co., Ltd.	5,000	218,191
Daiwa House Industry Co., Ltd.	33,000	346,721
Daiwa Securities Group, Inc.	110,000	567,334
Denki Kagaku Kogyo K.K. (c)	35,000	143,771
Denso Corp. (c)	33,200	967,462
Dentsu, Inc. (c)	12,700	294,308
East Japan Railway Co.	22,500	1,619,941
Eisai Co., Ltd. (c)	16,600	623,739
Electric Power Development Co., Ltd.	8,800	279,319
Elpida Memory, Inc. (a)	8,800	114,042
FamilyMart Co., Ltd. (c)	4,300	138,694
Fanuc, Ltd. (c)	12,800	1,146,547
Fast Retailing Co., Ltd.	3,100	391,870
Fuji Heavy Industries, Ltd. (c)	42,000	162,109
FUJIFILM Holdings Corp. (c)	32,600	971,974
Fujitsu, Ltd. (c)	125,000	811,671
Fukuoka Financial Group, Inc. (c)	53,000	219,349
GS Yuasa Corp. (c)	22,000	200,357
Hankyu Hanshin Holdings, Inc.	76,000	365,288
Hirose Electric Co., Ltd. (c)	2,200	247,945
Hisamitsu Pharmaceutical Co., Inc. (c)	4,700	190,473
Hitachi Chemical Co., Ltd. (c)	7,300	148,461
Hitachi Construction Machinary Co., Ltd. (c)	6,400	136,578
Hitachi Metals, Ltd. (c)	12,000	122,024
Hitachi, Ltd.	241,000	738,768
Hokkaido Electric Power Co., Inc. (c)	15,300	319,086
Hokuhoku Financial Group, Inc. (c)	76,000	177,161
Hokuriku Electric Power Co. (c)	12,000	305,941
Honda Motor Co., Ltd. (c)	109,000	3,313,586
Hoya Corp.	26,300	618,459
Ibiden Co., Ltd.	8,100	299,349
Idemitsu Kosan Co., Ltd. (c)	1,600	131,415
Ihi Corp.	99,000	199,691
Inpex Holdings, Inc.	53	450,592
Isetan Mitsukoshi Holdings, Ltd. (c)	22,400	256,288

Security Description	Shares	Value

Japan—(Continued)
Isuzu Motors, Ltd. (c)	84,000	$176,388
Itochu Corp.	106,000	697,060
J Front Retailing Co., Ltd. (c)	30,000	180,184
Japan Airlines Corp. (c)	60,000	88,224
Japan Real Estate Investment Corp. (REIT)	27	220,844
Japan Retail Fund Investment Corp. (REIT)	24	130,571
Japan Tobacco, Inc.	316	1,078,835
JFE Holdings, Inc.	32,700	1,114,174
JGC Corp.	13,000	264,139
JS Group Corp.	16,900	295,296
JSR Corp. (c)	11,300	230,926
JTEKT Corp. (c)	12,600	145,920
Jupiter Telecommunications Co., Ltd. (a)	191	185,290
Kajima Corp. (c)	59,000	150,695
Kamigumi Co., Ltd.	17,000	138,235
Kaneka Corp.	20,000	143,639
Kansai Paint Co., Ltd.	15,000	116,626
Kao Corp.	36,000	889,753
Kawasaki Heavy Industries, Ltd. (c)	96,000	242,533
Kawasaki Kisen Kaisha, Ltd. (c)	41,000	151,551
KDDI Corp.	194	1,094,057
Keihin Electric Express Railway Co., Ltd. (c)	36,000	306,191
Keio Corp. (c)	45,000	306,759
Keisei Electric Railway Co., Ltd. (c)	19,000	126,042
Keyence Corp.	3,000	639,519
Kikkoman Corp. (c)	11,000	136,472
Kintetsu Corp. (c)	121,120	469,656
Kirin Holdings Co., Ltd.	56,000	858,185
Kobe Steel, Ltd. (c)	177,000	308,311
Komatsu, Ltd. (c)	63,200	1,176,596
Konami Corp. (c)	8,300	168,624
Konica Minolta Holdings, Inc.	37,000	349,573
Kubota Corp. (c)	70,000	581,239
Kuraray Co., Ltd.	24,500	266,569
Kurita Water Industries, Ltd. (c)	7,100	254,556
Kyocera Corp. (c)	11,100	1,023,168
Kyowa Hakko Kogyo Co., Ltd. (c)	20,000	252,909
Kyushu Electric Power Co., Inc. (c)	25,500	578,530
Lawson, Inc.	4,900	228,340
Makita Corp.	9,400	296,537
Marubeni Corp.	112,000	562,652
Matsushita Electric Industrial Co., Ltd. (c)	129,800	1,904,037
Matsushita Electric Works, Ltd. (c)	24,000	285,553
Mazda Motor Corp. (c)	62,000	138,082
Mediceo Paltac Holdings Co., Ltd. (c)	11,100	156,102
MEIJI Holdings Co., Ltd.	5,100	217,481
Minebea Co., Ltd. (c)	25,000	114,236
Mitsubishi Chemical Holdings Corp. (c)	88,000	363,610
Mitsubishi Corp.	89,800	1,808,130
Mitsubishi Electric Corp.	137,000	1,031,659
Mitsubishi Estate Co., Ltd.	78,000	1,222,349
Mitsubishi Gas & Chemical Co., Inc. (c)	26,000	140,634
Mitsubishi Heavy Industries, Ltd. (c)	204,000	769,334
Mitsubishi Materials Corp.	79,000	217,264
Mitsubishi Motors Corp. (a) (c)	237,000	389,349
Mitsubishi Rayon Co., Ltd. (c)	38,000	129,308
Mitsubishi Tanabe Pharma Corp. (c)	15,000	200,052

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi UFJ Financial Group, Inc.	613,488	$3,290,145
Mitsubishi UFJ Lease & Finance Co., Ltd. (c)	4,150	124,652
Mitsui & Co., Ltd.	114,917	1,499,444
Mitsui Chemicals, Inc. (c)	56,000	199,282
Mitsui Engineering & Shipbuilding Co., Ltd. (c)	50,000	129,063
Mitsui Fudosan Co., Ltd. (c)	56,000	941,057
Mitsui Mining & Smelting Co., Ltd. (c)	43,000	110,016
Mitsui OSK Lines, Ltd. (c)	75,000	442,738
Mitsui Sumitomo Insurance Group	28,100	775,846
Mitsumi Electric Co., Ltd.	5,700	122,709
Mizuho Financial Group, Inc. (c)	852,500	1,689,414
Mizuho Trust & Banking Co., Ltd. (c)	107,000	112,486
Murata Manufacturing Co., Ltd.	14,100	666,358
Namco Bandai Holdings, Inc. (c)	12,500	128,073
NEC Corp. (c)	142,000	443,244
NGK Insulators, Ltd. (c)	17,000	392,368
NGK Spark Plug Co., Ltd. (c)	10,000	126,720
Nidec Corp.	7,100	577,168
Nikon Corp. (c)	23,000	419,076
Nintendo Co., Ltd.	6,600	1,691,939
Nippon Building Fund, Inc. (REIT)	35	312,485
Nippon Electric Glass Co., Ltd.	23,000	208,703
Nippon Express Co., Ltd.	59,000	238,964
Nippon Meat Packers, Inc. (c)	14,000	179,536
Nippon Mining Holdings, Inc.	67,000	327,270
Nippon Oil Corp.	90,000	502,839
Nippon Paper Group, Inc. (c)	6,300	181,991
Nippon Sheet Glass Co., Ltd. (c)	35,000	116,604
Nippon Steel Corp. (c)	343,000	1,245,920
Nippon Telephone & Telegraph Corp.	34,400	1,592,040
Nippon Yusen K.K. (c)	75,000	289,472
NIPPONKOA Insurance Co., Ltd. (c)	44,000	274,225
Nissan Chemical Industries, Ltd. (c)	10,000	143,812
Nissan Motor Co., Ltd.	165,600	1,115,009
Nisshin Seifun Group, Inc.	13,000	181,370
Nissin Food Products Co., Ltd.	4,700	180,683
Nitori Co., Ltd.	2,650	225,896
Nitto Denko Corp.	13,200	402,514
Nomura Holdings, Inc. (c)	172,300	1,055,329
Nomura Real Estate Holdings, Inc. (c)	6,900	112,128
Nomura Real Estate Office Fund, Inc. (REIT)	20	133,006
Nomura Research Institute, Ltd. (c)	6,200	147,764
NSK, Ltd. (c)	30,000	185,273
NTN Corp. (c)	25,000	103,316
NTT Data Corp.	80	255,937
NTT DoCoMo, Inc.	1,041	1,663,104
Obayashi Corp. (c)	39,000	170,586
Odakyu Electric Railway Co., Ltd. (c)	40,000	361,029
OJI Paper Co., Ltd. (c)	68,000	306,903
Olympus Corp. (c)	16,000	422,267
Omron Corp. (c)	13,600	256,174
Ono Pharmaceutical Co., Ltd.	6,400	332,687
Oriental Land Co., Ltd. (c)	3,400	239,814
ORIX Corp. (c)	7,060	430,357
Osaka Gas Co., Ltd.	146,000	513,344
Rakuten, Inc. (c)	495	329,895
Resona Holdings, Inc.	32,900	423,862

Security Description	Shares	Value

Japan—(Continued)
Ricoh Co., Ltd. (c)	45,000	$650,610
Rinnai Corp. (c)	2,800	132,020
Rohm Co., Ltd.	7,400	516,037
Sankyo Co., Ltd. (c)	3,600	225,320
Santen Pharmaceutical Co., Ltd.	5,500	202,638
Sanyo Electric Co., Ltd. (c)	110,000	259,146
SBI Holdings, Inc. (c)	1,149	225,472
Secom Co., Ltd.	13,500	678,343
Sega Sammy Holdings, Inc. (c)	13,400	174,842
Seiko Epson Corp. (c)	8,600	128,706
Sekisui Chemical Co., Ltd.	27,000	156,242
Sekisui House, Ltd.	35,000	314,281
Seven & I Holdings Co., Ltd.	52,900	1,264,189
Sharp Corp. (c)	65,000	718,792
Shikoku Electric Power Co., Inc. (c)	11,700	357,847
Shimadzu Corp. (c)	18,000	130,006
Shimamura Co., Ltd.	1,400	137,982
Shimano, Inc. (c)	6,200	267,192
Shimizu Corp. (c)	37,000	144,989
Shin-Etsu Chemical Co., Ltd.	27,200	1,666,794
Shinko Securities Co., Ltd. (c)	37,000	133,649
Shionogi & Co., Ltd.	19,000	449,881
Shiseido Co., Ltd. (c)	24,000	419,080
Showa Denko K.K. (c)	83,000	168,293
Showa Shell Sekiyu K.K. (c)	14,000	152,836
SMC Corp.	3,700	453,755
Softbank Corp. (c)	52,700	1,153,509
Sojitz Corp. (c)	113,600	214,661
Sompo Japan Insurance, Inc.	60,000	401,231
Sony Corp.	66,500	1,950,072
Sony Financial Holdings, Inc.	64	183,658
Stanley Electric Co., Ltd.	11,800	237,971
Sumco Corp. (c)	8,200	185,472
Sumitomo Chemical Co., Ltd.	100,000	414,306
Sumitomo Corp. (c)	76,600	784,593
Sumitomo Electric Industries, Ltd.	48,434	629,906
Sumitomo Heavy Industries, Ltd. (c)	39,000	188,794
Sumitomo Metal Industries, Ltd. (c)	239,000	584,489
Sumitomo Metal Mining Co., Ltd. (c)	34,000	555,045
Sumitomo Mitsui Financial Group, Inc. (c)	60,000	2,082,389
Sumitomo Realty & Development Co., Ltd. (c)	25,000	453,994
Sumitomo Rubber Industries, Ltd.	12,700	119,120
Suruga Bank, Ltd.	17,000	160,372
Suzuken Co., Ltd. (c)	5,574	192,602
Suzuki Motor Corp. (c)	22,700	528,743
T&D Holdings, Inc. (c)	14,950	401,988
Taisei Corp. (c)	69,000	136,308
Taisho Pharmaceutical Co., Ltd. (c)	10,000	202,621
Taiyo Nippon Sanso Corp. (c)	18,000	213,453
Takashimaya Co., Ltd. (c)	17,000	135,451
Takeda Pharmaceutical Co., Ltd.	49,600	2,071,458
TDK Corp.	9,100	522,959
Teijin, Ltd. (c)	66,000	205,017
Terumo Corp. (c)	10,800	593,004
The 77 Bank, Ltd. (c)	20,000	114,207
The Bank of Kyoto, Ltd. (c)	22,000	202,096
The Bank of Yokohama, Ltd.	83,000	404,817

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Chiba Bank, Ltd.	47,000	$290,080
The Chugoku Bank, Ltd. (c)	12,000	151,738
The Chugoku Electric Power Co., Inc. (c)	18,300	403,352
The Furukawa Electric Co., Ltd. (c)	38,000	153,622
The Gunma Bank, Ltd.	26,000	142,788
The Hachijuni Bank, Ltd.	30,000	166,480
The Hiroshima Bank, Ltd. (c)	38,000	156,551
The Iyo Bank, Ltd. (c)	17,000	153,290
The Japan Steel Works, Ltd. (c)	21,000	240,325
The Joyo Bank, Ltd. (c)	54,000	264,604
The Kansai Electric Power Co., Inc.	50,800	1,230,707
The Nishi-Nippon Bank, Ltd.	52,000	131,632
The Shizuoka Bank, Ltd. (c)	41,000	431,849
The Sumitomo Trust & Banking Co., Ltd. (c)	91,000	479,652
The Tokyo Electric Power Co., Inc. (c)	80,100	2,106,132
THK Co., Ltd. (c)	7,700	149,934
Tobu Railway Co., Ltd. (c)	52,000	318,469
Toho Co., Ltd. (c)	6,367	108,216
Toho Gas Co., Ltd.	31,000	141,756
Tohoku Electric Power Co., Inc. (c)	29,800	664,875
Tokio Marine Holdings, Inc. (c)	48,000	1,391,044
Tokuyama Corp. (c)	15,000	109,848
Tokyo Electron, Ltd.	11,400	722,429
Tokyo Gas Co., Ltd.	147,000	611,495
Tokyo Tatemono Co., Ltd. (c)	21,000	101,939
Tokyu Corp.	76,000	364,185
Tokyu Land Corp. (c)	29,000	115,554
TonenGeneral Sekiyu K.K. (c)	18,000	175,743
Toppan Printing Co., Ltd. (c)	41,000	386,903
Toray Industries, Inc. (c)	101,000	609,782
Toshiba Corp. (c)	254,000	1,324,528
Toto, Ltd. (c)	19,000	118,517
Toyo Seikan Kaisha, Ltd. (c)	10,200	195,807
Toyo Suisan Kaisha, Ltd.	6,000	162,992
Toyoda Gosei Co., Ltd. (c)	4,700	136,545
Toyota Industries Corp. (c)	12,600	344,201
Toyota Motor Corp.	181,600	7,165,399
Toyota Tsusho Corp. (c)	14,200	213,403
Trend Micro, Inc. (c)	7,000	260,828
Tsumura & Co (c)	3,900	140,765
Ube Industries, Ltd.	68,000	178,522
Unicharm Corp. (c)	3,200	304,247
Ushio, Inc.	8,700	151,017
West Japan Railway Co.	109	413,529
Yahoo! Japan Corp. (c)	900	304,832
Yakult Honsha Co., Ltd. (c)	5,300	141,031
Yamada Denki Co., Ltd.	5,590	380,103
Yamaguchi Financial Group, Inc.	15,000	155,535
Yamaha Corp. (c)	11,500	135,801
Yamaha Motor Co., Ltd. (c)	13,100	160,521
Yamato Holdings Co., Ltd. (c)	27,000	441,742
Yamazaki Baking Co., Ltd.	9,000	121,787
Yaskawa Electric Corp.	18,000	129,268
Yokogawa Electric Corp. (c)	16,700	147,081

		138,107,611

Security Description	Shares	Value

Luxembourg—0.5%
ArcelorMittal (c)	56,699	$2,113,649
Millicom International Cellular S.A. (SEK) (a)	5,885	429,338
SES (FDR)	18,798	426,188
Tenaris S.A.	31,061	552,733

		3,521,908

Mauritius—0.0%
Golden Agri-Resources, Ltd.	492,569	148,958

Netherlands—2.7%
Aegon NV	102,173	869,477
Akzo Nobel NV	14,996	929,154
ASML Holding NV (a) (c)	30,827	908,031
Corio NV (REIT)	3,133	215,913
European Aeronautic Defense & Space Co. NV (c)	27,187	610,214
Fugro NV	3,571	206,362
Heineken Holding NV	6,799	276,946
Heineken NV	15,183	699,691
ING Groep NV	128,803	2,298,897
James Hardie Industries NV (AUD)	30,172	208,023
Koninklijke Ahold NV	80,218	964,150
Koninklijke Boskalis Westminster NV	3,508	119,902
Koninklijke DSM NV	10,134	422,665
Koninklijke KPN NV	112,246	1,860,642
Koninklijke Philips Electronics NV	63,499	1,546,089
QIAGEN NV (a)	12,040	255,307
Randstad Holding NV (c)	7,076	305,999
Reed Elsevier NV	43,414	489,772
SBM Offshore NV	10,101	214,947
STMicroelectronics NV	44,693	421,924
TNT NV	24,146	648,414
Unilever NV	107,051	3,086,768
Wolters Kluwer NV	17,885	382,316

		17,941,603

New Zealand—0.1%
Fletcher Building, Ltd.	59,357	357,556
Telecom Corp. of New Zealand, Ltd.	179,842	346,069

		703,625

Norway—0.6%
DnB NOR ASA	48,456	559,877
Norsk Hydro ASA (c)	45,479	302,508
Orkla ASA	54,230	509,932
Renewable Energy ASA (a) (c)	21,778	191,913
StatoilHydro ASA	73,849	1,652,183
Telenor ASA	58,438	675,430
Yara International ASA	10,675	334,013

		4,225,856

Portugal—0.3%
Banco Comercial Portugues S.A.	163,646	241,963
Banco Espirito Santo S.A.	39,907	282,990
Cimpor Cimentos de Portugal, SGPS, S.A.	17,988	148,554
Energias de Portugal S.A.	120,505	551,572

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Portugal—(Continued)
Galp Energia, SGPS, S.A. (c)	12,522	$216,253
Jeronimo Martins, SGPS, S.A.	16,067	140,603
Portugal Telecom, SGPS, S.A.	42,778	453,130

		2,035,065

Singapore—1.3%
CapitaLand, Ltd. (a) (c)	174,000	455,343
CapitaMall Trust (REIT)	186,200	242,907
City Developments, Ltd.	40,000	290,293
ComfortDelGro Corp., Ltd.	153,000	173,921
DBS Group Holdings, Ltd.	112,467	1,052,280
Fraser & Neave, Ltd. (c)	76,000	212,582
Genting Singapore, Plc. (a) (c)	281,000	221,359
Jardine Cycle & Carriage, Ltd.	11,000	188,540
Keppel Corp., Ltd.	79,000	451,149
Olam International, Ltd. (c)	90,000	158,299
Oversea-Chinese Banking Corp., Ltd. (c)	170,880	946,026
SembCorp Industries, Ltd.	71,000	169,556
SembCorp Marine, Ltd. (c)	63,000	140,937
Singapore Airlines, Ltd.	36,940	361,134
Singapore Exchange, Ltd. (c)	54,000	320,715
Singapore Press Holdings, Ltd. (c)	117,250	319,449
Singapore Technologies Engineering, Ltd. (c)	83,000	161,362
Singapore Telecommunications, Ltd.	529,820	1,216,086
United Overseas Bank, Ltd.	80,392	950,638
Wilmar International, Ltd.	87,000	387,713

		8,420,289

Spain—4.7%
Abertis Infraestructuras S.A.	18,578	421,470
Acciona S.A. (c)	2,292	311,309
Acerinox S.A. (c)	12,363	265,920
ACS Actividades de Construccion y Servicios S.A. (c)	9,579	499,359
Banco Bilbao Vizcaya Argentaria S.A. (c)	234,648	4,171,112
Banco de Sabadell S.A. (c)	57,638	425,972
Banco de Valencia S.A. (c)	13,568	127,182
Banco Popular Espanol S.A. (c)	63,680	638,048
Banco Santander S.A.	536,723	8,661,409
Bankinter S.A. (a)	19,806	249,851
Cintra Concesiones de Infraestructuras de Transporte S.A.	14,573	169,540
Criteria Caixacorp S.A. (a)	53,350	273,861
EDP Renovaveis S.A. (c)	14,440	158,632
Enagas S.A.	10,769	224,975
Gamesa Corp. Tecnologica S.A.	10,521	235,731
Gas Natural SDG S.A.	15,186	335,471
Grifols S.A.	8,240	156,864
Grupo Ferrovial S.A. (c)	4,336	207,629
Iberdrola Renovables (a)	51,000	250,873
Iberdrola S.A. (c)	241,929	2,375,080
Inditex S.A.	13,792	791,211
Indra Sistemas S.A.	8,289	206,493
Mapfre S.A.	47,190	210,949
Red Electrica de Espana	6,962	356,023
Repsol YPF S.A.	49,126	1,336,950

Security Description	Shares	Value

Spain—(Continued)
Telefonica S.A.	278,658	$7,682,937
Zardoya Otis S.A.	7,611	165,048

		30,909,899

Sweden—2.4%
Alfa Laval AB (c)	26,060	305,367
Assa Abloy AB (Series B)	20,057	324,545
Atlas Copco AB (Series A) (c)	47,555	612,316
Atlas Copco AB (Series B)	26,061	297,057
Electrolux AB (c)	17,118	391,460
Getinge AB (Class B) (c)	13,484	226,188
Hennes & Mauritz AB (Series B) (c)	33,439	1,873,325
Husqvarna AB (Series B) (c)	25,677	178,019
Investor AB	28,200	513,923
Lundin Petroleum AB (a) (c)	14,948	121,008
Nordea Bank AB (c)	212,589	2,135,488
Sandvik AB (c)	66,936	738,544
Scania AB	21,772	269,831
Securitas AB (c)	21,462	206,723
Skandinaviska Enskilda Banken AB (Series A) (c)	94,431	635,270
Skanska AB (c)	25,167	367,880
SKF AB	29,555	463,398
SSAB AB (Series A) (c)	11,498	177,281
Svenska Cellulosa AB	34,876	472,127
Svenska Handelsbanken AB	32,448	826,765
Swedbank AB (c)	22,400	213,207
Swedish Match AB	18,278	366,862
Tele2 AB	17,423	230,898
Telefonaktiebolaget LM Ericsson (Class B) (c)	195,431	1,954,593
TeliaSonera AB	142,758	935,780
Volvo AB (Series A)	28,429	254,303
Volvo AB (Series B) (c)	69,624	643,711

		15,735,869

Switzerland—7.6%
ABB, Ltd.	144,695	2,903,969
Actelion, Ltd. (a)	6,285	390,223
Adecco S.A.	8,604	457,532
Aryzta AG	7,143	289,680
Baloise Holdings AG	3,194	305,222
Compagnie Financiere Richemont S.A.	34,383	972,303
Credit Suisse Group AG	73,996	4,113,278
Geberit AG (c)	3,089	474,265
Givaudan S.A.	472	354,434
Holcim, Ltd. (c)	15,531	1,067,039
Julius Baer Holding AG	13,088	654,426
Kuehne & Nagel International AG	3,252	282,740
Lindt & Spruengli AG	7	194,403
Lindt & Spruengli AG (Participation Certificate)	55	133,494
Logitech International S.A. (a) (c)	10,725	195,973
Lonza Group AG (c)	2,935	319,542
Nestle S.A.	239,155	10,189,022
Nobel Biocare Holding AG	8,030	265,828
Novartis AG	139,025	6,970,043
Pargesa Holding S.A.	1,694	146,395
Roche Holding AG	46,183	7,466,245

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
SGS S.A.	302	$406,279
Sonova Holding AG (c)	3,787	381,826
Straumann Holding AG (c)	534	138,587
Swatch Group AG (Class A)	3,213	146,117
Swatch Group AG (Class B)	2,093	493,392
Swiss Life Holding	2,159	255,700
Swiss Reinsurance	22,745	1,026,565
Swisscom AG	1,500	536,576
Syngenta AG	6,316	1,448,140
UBS AG	232,942	4,263,889
Zurich Financial Services AG	9,612	2,287,747

		49,530,874

United Kingdom—20.6%
3i Group, Plc. (a)	63,549	293,611
Admiral Group, Plc.	11,691	216,557
AMEC, Plc.	19,703	238,200
Anglo American, Plc.	86,571	2,757,893
Antofagasta, Plc.	24,514	297,509
Associated British Foods, Plc.	22,128	299,933
AstraZeneca, Plc.	95,170	4,270,303
Autonomy Corp., Plc. (a)	13,555	353,957
Aviva, Plc.	174,928	1,254,957
BAE Systems, Plc.	232,106	1,296,296
Balfour Beatty, Plc.	30,333	156,140
Barclays, Plc.	724,260	4,283,589
Berkeley Group Holdings, Plc.	8,248	117,031
BG Group, Plc.	220,736	3,844,430
BHP Billiton, Plc.	145,102	3,990,682
BP, Plc.	1,231,661	10,916,979
British Airways, Plc. (c)	41,370	146,199
British American Tobacco, Plc.	131,243	4,127,814
British Land Co., Plc. (REIT)	62,096	472,267
British Sky Broadcasting, Plc.	73,950	676,605
BT Group, Plc.	513,648	1,069,262
Bunzl, Plc.	22,401	227,384
Burberry Group, Plc.	26,876	216,608
Cable & Wireless, Plc.	157,710	362,223
Cadbury, Plc.	86,947	1,116,641
Cairn Energy, Plc. (a)	10,393	463,860
Capita Group, Plc.	39,413	455,601
Carnival, Plc. (c)	11,804	402,847
Centrica, Plc.	336,050	1,353,122
Cobham, Plc.	73,272	256,654
Compass Group, Plc.	121,661	744,763
Diageo, Plc.	164,371	2,526,873
Drax Group	21,005	158,397
Eurasian Natural Resources Corp. (a)	21,266	297,878
Experian Group, Ltd.	72,050	606,703
FirstGroup, Plc.	30,753	203,823
Fresnillo, Plc.	11,783	145,408
Friends Provident Group, Plc.	183,982	244,882
G4S, Plc.	83,089	293,489
GlaxoSmithKline, Plc.	341,036	6,715,966
Hammerson, Plc. (REIT) (a)	42,216	266,640
Home Retail Group, Plc. (a)	54,363	236,862

Security Description	Shares	Value

United Kingdom—(Continued)
HSBC Holdings, Plc.	1,130,805	$12,954,911
ICAP, Plc.	36,213	244,948
Imperial Tobacco Group, Plc.	66,840	1,932,762
Intercontinental Hotels Group, Plc.	22,056	286,219
International Power, Plc.	93,731	433,794
Invensys, Plc.	47,928	223,774
Investec, Plc.	26,347	193,075
J. Sainsbury, Plc.	74,987	391,144
Johnson Matthey, Plc.	14,556	322,877
Kazakhmys, Plc.	13,920	239,975
Kingfisher, Plc.	152,400	519,230
Ladbrokes, Plc.	47,638	142,971
Land Securities Group, Plc. (REIT)	46,385	463,907
Legal & General Group, Plc.	357,048	501,726
Liberty International, Plc. (REIT) (c)	30,011	230,486
Lloyds Banking Group, Plc.	1,054,093	1,751,708
London Stock Exchange Group, Plc. (c)	9,645	132,256
Lonmin, Plc.	11,828	317,775
Man Group, Plc.	108,024	573,444
Marks & Spencer Group, Plc.	96,429	559,269
National Grid, Plc.	159,749	1,547,309
Next, Plc.	13,648	392,478
Old Mutual, Plc.	381,581	611,391
Pearson, Plc.	50,438	621,950
Petrofac, Ltd.	13,680	216,484
Prudential, Plc.	164,305	1,582,338
Randgold Resources, Ltd.	5,063	354,094
Reckitt Benckiser Group, Plc.	39,629	1,938,180
Reed Elsevier Plc.	79,515	595,958
Rexam, Plc.	57,692	240,851
Rio Tinto, Plc.	90,110	3,869,629
Rolls-Royce Group, Plc.	116,566	878,269
Royal Bank of Scotland Group, Plc.	1,125,807	954,756
Royal Dutch Shell, Plc. (Class A) (c)	233,065	6,644,764
Royal Dutch Shell, Plc. (Class B)	177,215	4,927,119
SABMiller, Plc.	61,757	1,491,809
Sage Group, Ltd.	78,702	293,979
Schroders, Plc.	11,672	204,304
Scottish & Southern Energy, Plc.	60,565	1,136,441
Segro, Plc. (REIT)	40,648	239,180
Serco Group, Plc.	34,317	277,275
Severn Trent, Plc.	14,349	222,754
Shire, Ltd.	34,646	602,236
Smith & Nephew, Plc.	56,488	506,379
Smiths Group, Plc.	25,680	365,186
Standard Chartered, Plc.	131,517	3,245,166
Standard Life, Plc.	141,054	494,677
Tesco, Plc.	525,424	3,364,558
Tomkins, Plc.	54,938	165,929
TUI Travel, Plc.	44,767	182,404
Tullow Oil, Plc.	55,886	1,010,326
Unilever, Plc.	84,407	2,412,884
United Utilities G	48,207	352,257
Vendeta Resources, Plc.	9,571	292,031
Vodafone Group, Plc.	3,449,452	7,747,831
Whitbread, Plc.	14,577	283,495
WM Morrison Supermarkets, Plc.	149,552	664,791

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Wolseley, Plc. (a)	18,230	$440,377
WPP, Plc.	82,700	711,381
Xstrata, Plc.	126,751	1,868,080

		134,744,389

United States—0.1%
Synthes, Inc. (CHF) (a)	3,629	437,151

Total Common Stock (Identified Cost $654,686,182)		643,499,951

Mutual Funds—1.1%

United States—1.1%
iShares MSCI EAFE Index Fund	133,000	7,275,100

Total Mutual Funds (Identified Cost $7,038,184)		7,275,100

Preferred Stock—0.4%

Germany—0.4%
Fresenius SE	4,821	282,143
Henkel KGaA	10,747	463,064
Porsche Automobil Holding SE	5,610	440,819
RWE AG	2,982	245,184
Volkswagen AG	6,775	788,205

		2,219,415

Switzerland—0.0%
Schindler Holding AG	3,222	220,998

Total Preferred Stock (Identified Cost $2,217,043)		2,440,413

Rights—0.0%

Belgium—0.0%
Fortis (a) (b)	137,599	0

France—0.0%
BNP Paribas (a) (c)	55,068	119,130

Japan—0.0%
Dowa Mining Co., Ltd. (a)	16,000	4,852

Singapore—0.0%
Genting Singapore, Plc. (a) (c)	56,200	12,763

Sweden—0.0%
Swedbank AB (a) (c)	22,400	44,045

Total Rights (Identified Cost $105,783)		180,790

Warrants—0.0%
Security Description	Shares	Value

Italy—0.0%
Mediobanca S.p.A. (a)	31,951	$2,268
Unione di Banche Italiane SCPA (a)	40,784	4,853

		7,121

Mauritius—0.0%
Golden Agri-Resources, Ltd. (a)	28,627	2,641

Total Warrants (Identified Cost $0)		9,762

Short Term Investments—19.7%
Security Description	Shares/Par Amount	Value

United States—19.7%
Federal Home Loan Bank 0.010%, 10/28/09	$975,000	974,949
State Street Navigator Securities Lending Prime Portfolio (e)	127,988,640	127,988,640

Total Short Term Investments (Identified Cost $128,963,589)		128,963,589

Total Investments—119.4% (Identified Cost $793,010,781) (f)		782,369,605
Liabilities in excess of other assets		(127,391,058)

Net Assets—100%		$654,978,547

(a)	Non-Income Producing.
(b)	Zero Valued Security.
(c)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $122,153,086 and the collateral received consisted of cash in the amount of $127,988,640 and non-cash collateral with a value of $229,489. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $792,995,780 and the composition of unrealized appreciation and depreciation of investment securities was $76,674,987 and $(87,301,162), respectively.
(FDR)—	Fiduciary Depository Receipt
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(VVPR	The VVPR Strip is a coupon which, if presented along with the
Strip)—	corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Ten Largest Industries as of September 30, 2009	Percentage of Net Assets
Commercial Banks	14.8%
Oil, Gas & Consumable Fuels	8.1%
Metals & Mining	5.3%
Pharmaceuticals	4.8%
Diversified Telecommunication Services	4.7%
Insurance	4.5%
Electric Utilities	3.8%
Food Products	3.5%
Automobiles	3.2%
Chemicals	2.9%

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$—	$643,499,951	$—	$643,499,951
Total Mutual Funds	7,275,100	—	—	7,275,100
Total Preferred Stock	—	2,440,413	—	2,440,413
Total Rights	—	180,790	—	180,790
Total Warrants	—	9,762	—	9,762
Short Term Investments
United States	127,988,640	974,949	—	128,963,589
Total Investments	$135,263,740	$647,105,865	$—	$782,369,605

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Empresa Brasileira de Aeronautica S.A. (ADR)	292,500	$6,709,950
L-3 Communications Holdings, Inc.	80,300	6,449,696

		13,159,646

Auto Components—1.7%
Johnson Controls, Inc. (a)	150,700	3,851,892
WABCO Holdings, Inc.	270,900	5,688,900

		9,540,792

Automobiles—1.7%
Harley-Davidson, Inc. (a)	407,400	9,370,200

Beverages—1.8%
Dr. Pepper Snapple Group, Inc. (b)	346,100	9,950,375

Building Products—2.3%
Masco Corp.	354,900	4,585,308
Owens Corning (a) (b)	378,500	8,497,325

		13,082,633

Capital Markets—2.6%
Invesco, Ltd.	427,700	9,734,452
Jefferies Group, Inc.	168,600	4,590,978

		14,325,430

Commercial Banks—7.0%
Comerica, Inc.	241,900	7,177,173
Fifth Third Bancorp	668,900	6,775,957
First Horizon National Corp. (a) (b)	324,976	4,299,426
KeyCorp.	738,600	4,800,900
Regions Financial Corp.	925,500	5,747,355
SunTrust Banks, Inc.	218,100	4,918,155
Zions Bancorp (a)	296,000	5,319,120

		39,038,086

Construction & Engineering—1.6%
Chicago Bridge & Iron Co. NV (b)	488,600	9,127,048

Diversified Financial Services—1.4%
Moody’s Corp. (a)	394,400	8,069,424

Electric Utilities—4.6%
Allegheny Energy, Inc.	206,400	5,473,728
DPL, Inc. (a)	285,800	7,459,380
Entergy Corp.	48,500	3,873,210
NV Energy, Inc.	511,700	5,930,603
PPL Corp.	91,700	2,782,178

		25,519,099

Electronic Equipment, Instruments & Components—2.2%
Anixter International, Inc. (a) (b)	181,800	7,291,998
Avnet, Inc. (a) (b)	198,100	5,144,657

		12,436,655

Security Description	Shares	Value

Energy Equipment & Services—3.6%
National Oilwell Varco, Inc. (b)	207,200	$8,936,536
Noble Corp.	213,400	8,100,664
Oceaneering International, Inc. (b)	54,700	3,104,225

		20,141,425

Food Products—1.1%
ConAgra Foods, Inc.	143,800	3,117,584
The J. M. Smucker Co.	61,600	3,265,416

		6,383,000

Health Care Providers & Services—4.7%
Aetna, Inc.	192,000	5,343,360
AmerisourceBergen Corp.	220,400	4,932,552
CIGNA Corp.	147,000	4,129,230
Coventry Health Care, Inc. (b)	145,750	2,909,170
Mednax, Inc. (b)	163,500	8,979,420

		26,293,732

Health Care Technology—0.5%
IMS Health, Inc.	193,200	2,965,620

Household Durables—3.3%
KB Home (a)	169,600	2,817,056
NVR, Inc. (a) (b)	3,900	2,485,743
Whirlpool Corp. (a)	183,900	12,865,644

		18,168,443

Household Products—1.6%
Energizer Holdings, Inc. (a) (b)	130,600	8,664,004

Independent Power Producers & Energy Traders—1.7%
NRG Energy, Inc. (b)	327,700	9,237,863

Industrial Conglomerates—0.9%
McDermott International, Inc. (b)	193,500	4,889,745

Insurance—7.7%
Assurant, Inc.	296,160	9,494,890
Fidelity National Financial, Inc.	181,800	2,741,544
PartnerRe, Ltd.	79,900	6,147,506
Principal Financial Group, Inc.	310,100	8,493,639
StanCorp Financial Group, Inc.	227,600	9,188,212
W.R. Berkley Corp.	275,850	6,973,488

		43,039,279

IT Services—4.1%
Affiliated Computer Services, Inc. (Class A) (a) (b)	107,800	5,839,526
Fidelity National Information Services, Inc. (a)	270,100	6,890,251
Lender Processing Services, Inc.	260,399	9,939,430

		22,669,207

Machinery—6.3%
AGCO Corp. (b)	154,300	4,263,309
Bucyrus International, Inc.	186,500	6,643,130

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll-Rand, Plc.	259,200	$7,949,664
Navistar International Corp. (b)	82,900	3,102,118
SPX Corp.	60,600	3,712,962
Terex Corp. (a)	460,400	9,544,092

		35,215,275

Marine—0.5%
Genco Shipping & Trading, Ltd. (a) (b)	137,600	2,859,328

Media—2.9%
Cablevision Systems Corp. (Class A) (b)	329,146	7,817,217
The McGraw-Hill Cos., Inc.	328,500	8,258,490

		16,075,707

Metals & Mining—5.7%
Cliffs Natural Resources, Inc.	183,500	5,938,060
Freeport-McMoRan Copper & Gold, Inc. (b)	113,200	7,766,652
Sterlite Industries India, Ltd. (ADR) (a) (b)	234,800	3,749,756
Teck Cominco, Ltd. (Class B) (CAD) (a) (b)	513,300	14,151,681

		31,606,149

Multi-Utilities—1.8%
CMS Energy Corp. (a)	493,000	6,606,200
DTE Energy Co.	98,100	3,447,234

		10,053,434

Multiline Retail—3.2%
J.C. Penney Co., Inc.	297,700	10,047,375
Macy’s, Inc.	416,900	7,625,101

		17,672,476

Oil, Gas & Consumable Fuels—8.3%
Apache Corp.	24,500	2,249,835
Denbury Resources, Inc. (b)	224,700	3,399,711
Newfield Exploration Co. (b)	34,300	1,459,808
Noble Energy, Inc.	125,900	8,304,364
Ship Finance International, Ltd. (a)	226,426	2,782,776
Southwestern Energy Co. (b)	173,900	7,422,052
Talisman Energy, Inc.	511,460	8,868,716
Whiting Petroleum Corp. (b)	206,910	11,913,878

		46,401,140

Paper & Forest Products—0.4%
Louisiana-Pacific Corp. (b)	375,400	2,503,918

Personal Products—2.6%
NBTY, Inc. (b)	372,415	14,740,186

Pharmaceuticals—1.5%
Shire, Plc. (ADR)	163,000	8,523,270

Real Estate Investment Trusts—5.5%
Alexandria Real Estate Equities, Inc. (a)	70,400	3,826,240
Annaly Capital Management, Inc.	270,720	4,910,861

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Boston Properties, Inc. (a)	117,500	$7,702,125
The Macerich Co. (a)	198,968	6,034,699
Vornado Realty Trust	128,686	8,288,665

		30,762,590

Specialty Retail—0.5%
GameStop Corp. (Class A) (a) (b)	105,300	2,787,291

Total Common Stock (Identified Cost $515,202,884)		545,272,470

Short Term Investments—13.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—10.9%
State Street Navigator Securities Lending Prime Portfolio (c)	61,052,101	61,052,101

Repurchase Agreement – 2.2%
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $12,038,003 on 10/01/09, collateralized by $12,265,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $12,280,331.	$12,038,000	12,038,000

Total Short Term Investments (Identified Cost $73,090,101)		73,090,101

Total Investments—110.8% (Identified Cost $588,292,985) (d)		618,362,571
Liabilities in excess of other assets		(60,250,160)

Net Assets—100%		$558,112,411

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $59,361,471 and the collateral received consisted of cash in the amount of $61,052,101 and non-cash collateral with a value of $32,416. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $588,292,985 and the composition of unrealized appreciation and depreciation of investment securities was $84,891,474 and $(54,821,888), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-152

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$13,159,646	$—	$—	$13,159,646
Auto Components	9,540,792	—	—	9,540,792
Automobiles	9,370,200	—	—	9,370,200
Beverages	9,950,375	—	—	9,950,375
Building Products	13,082,633	—	—	13,082,633
Capital Markets	14,325,430	—	—	14,325,430
Commercial Banks	39,038,086	—	—	39,038,086
Construction & Engineering	9,127,048	—	—	9,127,048
Diversified Financial Services	8,069,424	—	—	8,069,424
Electric Utilities	25,519,099	—	—	25,519,099
Electronic Equipment, Instruments & Components	12,436,655	—	—	12,436,655
Energy Equipment & Services	20,141,425	—	—	20,141,425
Food Products	6,383,000	—	—	6,383,000
Health Care Providers & Services	26,293,732	—	—	26,293,732
Health Care Technology	2,965,620	—	—	2,965,620
Household Durables	18,168,443	—	—	18,168,443
Household Products	8,664,004	—	—	8,664,004
Independent Power Producers & Energy Traders	9,237,863	—	—	9,237,863
Industrial Conglomerates	4,889,745	—	—	4,889,745
Insurance	43,039,279	—	—	43,039,279
IT Services	22,669,207	—	—	22,669,207
Machinery	35,215,275	—	—	35,215,275
Marine	2,859,328	—	—	2,859,328
Media	16,075,707	—	—	16,075,707
Metals & Mining	17,454,468	14,151,681	—	31,606,149
Multi-Utilities	10,053,434	—	—	10,053,434
Multiline Retail	17,672,476	—	—	17,672,476
Oil, Gas & Consumable Fuels	46,401,140	—	—	46,401,140
Paper & Forest Products	2,503,918	—	—	2,503,918
Personal Products	14,740,186	—	—	14,740,186
Pharmaceuticals	8,523,270	—	—	8,523,270
Real Estate Investment Trusts	30,762,590	—	—	30,762,590
Specialty Retail	2,787,291	—	—	2,787,291
Total Common Stock	531,120,789	14,151,681	—	545,272,470
Short Term Investments
Mutual Funds	61,052,101	—	—	61,052,101
Repurchase Agreement	—	12,038,000	—	12,038,000
Total Short Term Investments	61,052,101	12,038,000	—	73,090,101
Total Investments	$592,172,890	$26,189,681	$—	$618,362,571

MSF-153

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—97.9% of Net Assets

Security Description	Shares	Value

Australia—0.1%
Aristocrat Leisure, Ltd. (a)	118,867	$547,473

Brazil—2.0%
Companhia de Bebidas das Americas (ADR) (a)	94,550	7,777,683
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	229,710	5,269,547

		13,047,230

Canada—0.7%
Husky Energy, Inc. (b)	178,000	5,003,889

Cayman Islands—1.0%
XL Capital, Ltd. (Class A) (USD)	388,310	6,779,893

Finland—0.9%
Fortum Oyj	239,480	6,145,933

France—6.8%
LVMH Moet Hennessy Louis Vuitton S.A.	140,471	14,141,778
NicOx S.A. (b)	49,495	644,400
Sanofi-Aventis S.A.	90,312	6,628,074
Société Générale	66,941	5,392,303
Technip S.A. (a)	141,160	9,032,755
Total S.A. (a)	158,878	9,455,026

		45,294,336

Germany—7.1%
Allianz SE	77,265	9,650,862
Bayer AG	37,432	2,591,643
Bayerische Motoren Werke AG (a)	99,081	4,781,206
Linde AG	15,423	1,673,725
SAP AG (a)	244,826	11,925,472
Siemens AG	180,058	16,684,869

		47,307,777

India—2.6%
Dish TV India, Ltd. (b)	343,314	319,946
HDFC Bank, Ltd.	35,400	1,214,349
Infosys Technologies, Ltd.	270,026	12,926,181
Zee Telefilms, Ltd.	540,560	2,668,718

		17,129,194

Italy—1.5%
Bulgari S.p.A. (a)	471,300	3,646,918
Lottomatica S.p.A.	18,400	412,303
Prysmian S.p.A.	23,300	437,803
Tod’s S.p.A.	79,700	5,448,002

		9,945,026

Japan—9.5%
Fanuc, Ltd. (a)	31,700	2,840,447
Hoya Corp.	258,800	6,087,866
KDDI Corp.	1,426	8,044,577
Keyence Corp.	24,100	5,139,195
Kyocera Corp. (a)	40,500	3,734,433
Murata Manufacturing Co., Ltd. (a)	145,500	6,878,551

Security Description	Shares	Value

Japan—(Continued)
Nidec Corp. (a)	41,900	$3,407,244
Nintendo Co., Ltd.	15,400	3,949,181
Secom Co., Ltd.	100,100	5,031,470
Seven & I Holdings Co., Ltd.	104,191	2,490,762
Sony Corp.	341,828	10,027,255
Sumitomo Mitsui Financial Group, Inc. (a)	166,300	5,773,623

		63,404,604

Mexico—2.8%
Fomento Economico Mexicano S.A. de C.V. (a)	2,013,060	7,673,564
Grupo Modelo S.A. de C.V.	987,710	3,706,431
Grupo Televisa S.A. (ADR)	406,170	7,550,700

		18,930,695

Netherlands—3.2%
European Aeronautic Defense & Space Co. NV (a)	359,497	8,075,289
Koninklijke Philips Electronics NV	294,548	7,177,372
TNT NV	235,065	6,317,373

		21,570,034

Norway—0.6%
Tandberg ASA (a)	166,970	4,002,056

Panama—1.6%
Carnival Corp. (b)	310,870	10,345,754

Spain—1.2%
Inditex S.A.	141,390	8,117,562

Sweden—6.7%
Assa Abloy AB (Series B) (a)	624,700	10,130,148
Investor AB	401,725	7,336,922
Telefonaktiebolaget LM Ericsson (Class B) (a)	2,720,096	27,263,569

		44,730,639

Switzerland—7.8%
Basilea Pharmaceutica (a) (b)	7,538	758,947
Credit Suisse Group AG	281,541	15,650,256
Nestle S.A.	96,410	4,107,477
Roche Holding AG	98,697	15,956,000
Transocean, Ltd. (USD) (b)	96,858	8,284,265
UBS AG	385,108	7,049,213

		51,806,158

Taiwan—2.0%
MediaTek, Inc.	398,257	6,643,321
Taiwan Semiconductor Manufacturing Co., Ltd.	3,311,498	6,648,096

		13,291,417

Turkey—0.6%
Turkcell Iletisim Hizmet AS (ADR) (b)	210,585	3,763,154

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-154

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—9.1%
3i Group, Plc. (b)	643,709	$2,975,662
Burberry Group, Plc.	294,253	2,372,804
Cadbury, Plc.	537,718	6,909,463
Diageo, Plc.	246,752	3,795,330
HSBC Holdings, Plc. (HKD)	966,814	11,111,015
Prudential, Plc.	733,052	7,063,400
Reckitt Benckiser Group, Plc.	132,938	6,505,202
RT Group, Plc. (c) (d) (e)	282,264	0
Tesco, Plc.	1,190,559	7,627,806
Unilever, Plc.	210,907	6,032,255
Vodafone Group, Plc.	2,791,111	6,272,458

		60,665,395

United States—30.1%
3M Co.	125,370	9,252,306
Adobe Systems, Inc. (b)	246,370	8,140,065
Aetna, Inc.	259,500	7,221,885
Aflac, Inc.	176,100	7,526,514
Altera Corp.	335,530	6,881,720
Automatic Data Processing, Inc.	218,310	8,579,583
Boeing Co.	57,460	3,111,459
Colgate-Palmolive Co. (a)	112,600	8,589,128
Corning, Inc.	431,010	6,598,763
eBay, Inc. (b)	567,530	13,399,383
Emerson Electric Co.	121,600	4,873,728
InterMune, Inc. (a) (b)	84,700	1,349,271
International Game Technology (a)	49,470	1,062,616
Intuit, Inc. (a) (b)	387,520	11,044,320
Juniper Networks, Inc. (a) (b)	552,400	14,925,848
Linear Technology Corp. (a)	95,210	2,630,652
Lockheed Martin Corp.	46,380	3,621,350
Maxim Integrated Products, Inc.	340,790	6,181,931
McDonald’s Corp.	163,200	9,313,824
Microsoft Corp.	486,560	12,597,038
Raytheon Co.	112,550	5,399,024
Regeneron Pharmaceuticals, Inc. (a) (b)	51,890	1,001,477
Schering-Plough Corp.	20,200	570,650
Seattle Genetics, Inc. (a) (b)	190,826	2,677,289
Shuffle Master, Inc. (a) (b)	156,100	1,470,462
SIRIUS XM Radio, Inc. (a) (b)	3,404,860	2,162,086
SLM Corp. (b)	728,400	6,351,648
The Walt Disney Co.	341,860	9,387,476
Theravance, Inc. (a) (b)	144,980	2,122,507
Tiffany & Co. (a)	230,800	8,892,724
Wal-Mart Stores, Inc.	177,610	8,718,875
WellPoint, Inc. (b)	101,800	4,821,248

		200,476,850

Total Common Stock (Identified Cost $714,909,221)		652,305,069

Preferred Stock—0.7%
Security Description	Shares	Value

Germany—0.7%
Bayerische Motoren Werke AG	134,383	$4,463,997

Total Preferred Stock (Identified Cost $4,115,801)		4,463,997

Fixed Income - Convertible—0.1%
Security Description	Par Amount	Value

United States—0.1%
Theravance, Inc. 3.000%, 01/15/15	$699,000	591,529

Total Fixed Income - Convertible (Identified Cost $699,000)		591,529

Rights—0.0%
Security Description	Shares	Value

India—0.0%
Wire & Wireless India, Ltd. (b)	547,757	35,461

Total Rights (Identified Cost $0)		35,461

Short Term Investments—17.9%
Security Description	Shares/Par Amount	Value

United States—17.9%
State Street Navigator Securities Lending Prime Portfolio (f)	112,811,542	112,811,542
State Street Repurchase Agreement dated 09/30/09 at 0.010% to be repurchased at $6,793,002 on 10/01/09, collateralized by $6,925,000 Federal Home Loan Mortgage Corp. due 04/01/11 with a value of $6,933,656.	$6,793,000	6,793,000

Total Short Term Investments (Identified Cost $119,604,542)		119,604,542

Total Investments—116.6% (Identified Cost $839,328,564) (g)		777,000,598
Liabilities in excess of other assets		(110,831,856)

Net Assets—100%		$666,168,742

(a)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $107,955,334 and the collateral received consisted of cash in the amount of $112,811,542. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-155

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(e)	Zero Valued Security.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $839,332,476 and the composition of unrealized appreciation and depreciation of investment securities was $41,103,608 and $(103,435,486), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(HKD)—	Hong Kong Dollar
(USD)—	United States Dollar

Ten Largest Industries as of September 30, 2009	Percentage of Net Assets
Software	7.2%
Communications Equipment	6.9%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.7%
Industrial Conglomerates	3.9%
Capital Markets	3.9%
Textiles, Apparel & Luxury Goods	3.8%
Aerospace & Defense	3.8%
Electronic Equipment, Instruments & Components	3.7%
Commercial Banks	3.5%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-156

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$547,473	$—	$547,473
Brazil	13,047,230	—	—	13,047,230
Canada	—	5,003,889	—	5,003,889
Cayman Islands	6,779,893	—	—	6,779,893
Finland	—	6,145,933	—	6,145,933
France	—	45,294,336	—	45,294,336
Germany	—	47,307,777	—	47,307,777
India	—	17,129,194	—	17,129,194
Italy	—	9,945,026	—	9,945,026
Japan	—	63,404,604	—	63,404,604
Mexico	7,550,700	11,379,995	—	18,930,695
Netherlands	—	21,570,034	—	21,570,034
Norway	—	4,002,056	—	4,002,056
Panama	10,345,754	—	—	10,345,754
Spain	—	8,117,562	—	8,117,562
Sweden	—	44,730,639	—	44,730,639
Switzerland	8,284,265	43,521,893	—	51,806,158
Taiwan	—	13,291,417	—	13,291,417
Turkey	3,763,154	—	—	3,763,154
United Kingdom	—	60,665,395	—	60,665,395
United States	200,476,850	—	—	200,476,850
Total Common Stock	250,247,846	402,057,223	—	652,305,069
Preferred Stock
Germany	—	4,463,997	—	4,463,997
Rights
India	—	35,461	—	35,461
Fixed Income - Convertible
United States	—	591,529	—	591,529
Short Term Investments
United States	112,811,542	6,793,000	—	119,604,542
Total Investments	$363,059,388	$413,941,210	$—	$777,000,598

MSF-157

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp. (a)	21,887	$480,201
AeroVironment, Inc. (a)	7,419	208,400
American Science & Engineering, Inc.	5,081	345,711
Applied Signal Technology, Inc.	6,551	152,442
Argon, Inc. (a)	7,884	150,190
Ascent Solar Technologies, Inc. (a) (b)	9,885	74,533
Astronics Corp. (b)	5,700	53,580
Ceradyne, Inc. (a)	14,365	263,310
Cubic Corp.	8,851	349,349
Curtiss-Wright Corp.	25,826	881,441
DigitalGlobe, Inc. (a)	8,739	195,491
Ducommun, Inc.	7,298	138,005
DynCorp International, Inc. (a)	15,363	276,534
Esterline Technologies Corp. (a)	16,523	647,867
GenCorp, Inc. (a)	19,374	103,845
HEICO Corp. (Class B) (b)	13,236	573,913
Herley Industries, Inc. (a)	9,374	122,331
Hexcel Corp. (a)	53,901	616,627
Ladish, Inc. (a)	11,078	167,610
Moog, Inc. (a)	23,841	703,310
Orbital Sciences Corp. (a)	32,822	491,345
Stanley, Inc. (a) (b)	5,973	153,626
Taser International, Inc. (a)	34,479	162,741
Teledyne Technologies, Inc. (a)	20,590	741,034
Todd Shipyards Corp.	3,559	58,510
Triumph Group, Inc. (b)	9,302	446,403

		8,558,349

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a) (b)	34,090	117,951
Atlas Air Worldwide Holdings, Inc. (a)	9,949	318,070
Dynamex, Inc. (a)	6,006	98,078
Forward Air Corp. (b)	16,406	379,799
HUB Group, Inc. (Class A) (a)	20,780	474,823

		1,388,721

Airlines—0.8%
Airtran Holdings, Inc. (a) (b)	65,775	411,094
Alaska Air Group, Inc. (a)	20,343	544,989
Allegiant Travel Co. (a) (b)	8,855	337,287
Hawaiian Holdings, Inc. (a)	26,730	220,790
JetBlue Airways Corp. (a) (b)	144,973	866,938
Republic Airways Holdings, Inc. (a)	23,593	220,123
Skywest, Inc.	32,899	545,465
UAL Corp. (a) (b)	77,338	713,056
US Airways Group, Inc. (a) (b)	77,151	362,610

		4,222,352

Auto Components—0.7%
American Axle & Manufacturing Holdings, Inc.	26,044	184,392
Amerigon, Inc. (a) (b)	13,640	100,254
ArvinMeritor, Inc. (b)	43,375	339,193
Cooper Tire & Rubber Co.	36,658	644,448
Dana Holding Corp. (a)	61,145	416,397
Dorman Products, Inc.	7,851	117,922
Drew Industries, Inc. (a)	11,444	248,220

Security Description	Shares	Value

Auto Components—(Continued)
Exide Technologies (a)	30,097	$239,873
Fuel System Solutions, Inc. (b)	7,974	286,984
Modine Manufacturing Co. (a)	20,814	192,946
Raser Technologies, Inc. (a) (b)	30,438	46,570
Spartan Motors, Inc. (b)	19,530	100,384
Standard Motor Products, Inc.	9,638	146,498
Superior Industries International, Inc.	13,180	187,156
Tenneco, Inc. (a)	27,377	356,996
Wonder Auto Technology, Inc. (a)	9,356	112,272

		3,720,505

Automobiles—0.1%
Winnebago Industries (a) (b)	20,312	298,790

Beverages—0.1%
Coca-Cola Bottling Co. Consolidated	2,746	132,989
Heckmann Corp. (a)	45,427	208,056
National Beverage Corp.	7,440	85,634
The Boston Beer Co., Inc. (a) (b)	4,936	183,027

		609,706

Biotechnology—3.6%
Acorda Therapeutics, Inc. (a)	21,821	507,993
Affymax, Inc. (a) (b)	7,931	189,472
Alkermes, Inc. (a)	53,621	492,777
Allos Therapeutics, Inc. (a) (b)	36,255	262,849
Alnylam Pharmaceuticals, Inc. (a) (b)	19,999	453,577
Amicus Therapeutics, Inc. (a) (b)	9,301	81,384
Arena Pharmaceuticals, Inc. (a) (b)	46,755	208,995
Ariad Pharmaceuticals, Inc. (a) (b)	51,682	114,734
Arqule, Inc. (a) (b)	24,595	111,661
Array Biopharma, Inc. (a)	29,351	69,855
AVI BioPharma, Inc. (a) (b)	47,862	82,323
Celera Corp. (a)	44,957	280,082
Cell Therapeutics, Inc. (a) (b)	266,500	327,795
Celldex Therapeutics, Inc. (a) (b)	8,906	48,894
Cepheid (a) (b)	31,839	420,912
Chelsea Therapeutics International, Inc. (a)	14,827	37,216
Cubist Pharmaceuticals, Inc. (a)	33,081	668,236
Curis, Inc. (a) (b)	40,668	95,163
Cytokinetics, Inc. (a)	27,231	144,052
Cytori Therapeutics, Inc. (a) (b)	17,135	67,683
Dyax Corp. (a)	36,482	130,970
Emergent Biosolutions, Inc. (a) (b)	9,176	162,048
Enzon Pharmaceuticals, Inc. (a) (b)	27,534	227,155
Facet Biotech Corp. (a)	16,272	281,343
Genomic Health, Inc. (a) (b)	7,360	160,890
Geron Corp. (a) (b)	51,547	338,148
GTx, Inc. (a) (b)	12,605	161,344
Halozyme Therapeutics, Inc. (a) (b)	36,602	260,240
Hemispherx Biopharma, Inc. (a) (b)	65,968	131,936
Human Genome Sciences, Inc. (a)	94,635	1,781,031
Idenix Pharmaceuticals, Inc. (a) (b)	17,725	54,770
Idera Pharmaceuticals, Inc. (a) (b)	14,570	107,964
Immunogen, Inc. (a)	28,014	227,193
Immunomedics, Inc. (a) (b)	39,907	220,287

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-158

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Incyte Corp., Ltd. (a) (b)	42,417	$286,315
Infinity Pharmaceuticals, Inc. (a)	11,380	70,897
Insmed, Inc. (a)	73,658	60,400
InterMune, Inc. (a) (b)	20,699	329,735
Isis Pharmaceuticals, Inc. (a) (b)	53,285	776,362
Lexicon Pharmaceuticals, Inc. (a) (b)	50,712	108,017
Ligand Pharmaceuticals, Inc. (a)	66,415	153,419
MannKind Corp. (a) (b)	30,644	301,843
Martek Biosciences Corp. (a)	18,510	418,141
Maxygen, Inc. (a)	17,352	116,085
Metabolix, Inc. (a) (b)	12,459	128,078
Micromet, Inc. (a) (b)	33,943	226,060
Molecular Insight Pharmaceuticals, Inc. (a) (b)	10,809	59,774
Momenta Pharmaceuticals, Inc. (a) (b)	20,615	218,725
Myriad Pharmaceuticals, Inc. (a)	24,898	145,902
Nabi Biopharmaceuticals (a)	31,666	113,681
Neurocrine Biosciences, Inc. (a)	21,044	64,184
Novavax, Inc. (a) (b)	37,702	149,300
NPS Pharmaceuticals, Inc. (a)	28,355	113,987
OncoGenex Pharmaceutical, Inc. (a)	2,560	92,160
Onyx Pharmaceuticals, Inc. (a)	35,271	1,057,072
Orexigen Therapeutics, Inc. (a) (b)	12,587	123,982
Osiris Therapeutics, Inc. (a) (b)	11,221	74,732
PDL BioPharma, Inc. (a)	66,828	526,605
Pharmasset, Inc. (a) (b)	11,069	233,999
Poniard Pharmaceuticals, Inc. (a)	14,423	107,884
Progenics Pharmaceuticals, Inc. (a) (b)	12,976	67,994
Protalix BioTherapeutics, Inc. (a)	21,317	176,078
Regeneron Pharmaceuticals, Inc. (a)	34,749	670,656
Repligen Corp. (a)	18,735	93,862
Rigel Pharmaceuticals, Inc. (a)	24,433	200,351
Sangamo Biosciences, Inc. (a) (b)	24,849	204,010
Savient Pharmaceuticals, Inc. (a)	35,468	539,114
Seattle Genetics, Inc. (a) (b)	47,894	671,953
SIGA Technologies, Inc. (a) (b)	15,576	122,895
Spectrum Pharmaceuticals, Inc. (a) (b)	19,664	132,339
Stemcells, Inc. (a) (b)	62,628	102,084
Theravance, Inc. (a) (b)	29,033	425,043
Vanda Pharmaceuticals, Inc. (a)	15,676	182,469
Zymogenetics, Inc. (a) (b)	22,664	136,890

		18,694,049

Building Products—0.6%
AAON, Inc.	7,694	154,496
American Woodmark Corp. (b)	6,163	119,193
Ameron International Corp.	5,201	363,966
Apogee Enterprises, Inc.	17,370	260,898
Gibraltar Industries, Inc.	18,286	242,655
Griffon Corp. (a)	30,404	306,168
Insteel Industries, Inc.	12,134	145,001
Quanex Building Products Corp. (a)	22,520	323,387
Simpson Manufacturing Co., Inc. (b)	20,915	528,313
Trex Co., Inc. (a) (b)	12,252	222,986
Universal Forest Products, Inc. (b)	11,105	438,203

		3,105,266

Security Description	Shares	Value

Capital Markets—2.5%
Allied Capital Corp. (a)	104,281	$320,143
American Capital, Ltd. (b)	161,401	521,325
Apollo Investment Corp.	91,619	874,961
Ares Capital Corp.	54,846	604,403
BGC Partners, Inc.	28,307	121,154
Broadpoint Gleacher Securities, Inc. (b)	21,740	181,312
Calamos Asset Management, Inc.	11,175	145,946
Capital Southwest Corp.	2,039	156,493
Cohen & Steers, Inc. (b)	10,675	256,200
Diamond Hill Investment Group, Inc. (a)	1,546	89,622
E*Trade Financial Corp. (a)	799,384	1,398,922
Evercore Partners, Inc.	6,900	201,618
FCStone Group, Inc. (a)	17,471	84,210
Fifth Street Finance Corp.	11,956	130,679
GAMCO Investors, Inc.	4,186	191,300
GFI Group, Inc.	37,777	273,128
Gladstone Capital Corp.	14,623	130,583
Gladstone Investment Corp.	14,338	69,539
Harris & Harris Group, Inc. (a) (b)	16,079	100,494
Hercules Technology Growth Capital, Inc.	20,027	196,665
JMP Group, Inc.	9,323	90,060
Kayne Anderson Energy Development Co.	6,111	80,849
KBW, Inc. (a)	20,051	646,043
Knight Capital Group, Inc. (a)	52,382	1,139,309
Kohlberg Capital Corp. (b)	11,639	70,183
LaBranche & Co., Inc. (a)	33,273	113,128
Main Street Capital Corp.	4,582	65,202
MCG Capital Corp. (a)	45,678	191,391
MF Global, Ltd. (a)	56,261	409,017
MVC Capital, Inc.	15,052	132,157
NGP Capital Resources Co.	13,570	98,518
Oppenheimer Holdings, Inc.	5,749	139,988
optionsXpress Holdings, Inc.	23,378	403,972
PennantPark Investment Corp.	12,852	104,230
Penson Worldwide, Inc. (a)	11,822	115,146
Piper Jaffray Cos. (a)	11,057	527,640
Prospect Capital Corp. (b)	25,145	269,303
RiskMetrics Group, Inc. (a) (b)	11,900	173,978
Safeguard Scientifics, Inc. (a)	11,857	130,071
Sanders Morris Harris Group, Inc.	12,270	72,516
Stifel Financial Corp. (a)	15,707	862,314
SWS Group, Inc.	13,234	190,570
Thomas Weisel Partners Group, Inc. (a)	12,053	64,363
TICC Capital Corp. (b)	16,741	84,375
TradeStation Group, Inc. (a)	19,835	161,655
U.S. Global Investors, Inc. (b)	8,186	100,933
Westwood Holdings Group, Inc. (b)	3,352	116,314

		12,601,922

Chemicals—2.1%
A. Schulman, Inc.	13,296	264,989
American Vanguard Corp. (b)	13,990	116,257
Arch Chemicals, Inc.	14,075	422,109
Balchem Corp.	10,198	268,207
Calgon Carbon Corp. (a) (b)	30,355	450,165
Ferro Corp. (a) (b)	28,268	251,585

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-159

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
GenTek, Inc. (a) (b)	5,631	$214,203
H.B. Fuller Co.	27,235	569,211
Hawkins, Inc. (b)	5,274	123,201
Innophos Holdings, Inc.	10,273	190,051
Innospec, Inc.	14,121	208,285
Koppers Holdings, Inc.	11,847	351,264
Landec Corp. (a)	16,296	104,294
LSB Industries, Inc. (a)	11,999	186,824
Minerals Technologies, Inc.	10,657	506,847
NewMarket Corp.	5,824	541,865
Olin Corp. (b)	44,903	783,108
OM Group, Inc. (a)	17,169	521,766
Omnova Solutions, Inc.	27,556	178,563
PolyOne Corp. (a)	51,999	346,833
Quaker Chemical Corp.	7,230	158,554
Rockwood Holdings, Inc. (a)	28,481	585,854
Sensient Technologies Corp.	26,910	747,291
ShengdaTech, Inc. (a) (b)	17,867	113,634
Solutia, Inc. (a)	64,962	752,260
Spartech Corp.	18,201	196,025
Stepan Co.	4,458	267,837
W.R. Grace & Co. (a) (b)	40,791	886,796
Westlake Chemical Corp. (b)	10,662	274,013
Zep, Inc.	14,264	231,790
Zoltek Cos., Inc. (a) (b)	18,207	191,174

		11,004,855

Commercial Banks—5.6%
1st Source Corp.	8,143	132,731
Alliance Financial Corp.	2,584	69,897
American National Bankshares, Inc. (b)	3,852	84,051
Ames National Corp. (b)	4,449	107,265
Arrow Financial Corp. (b)	5,074	138,463
Bancfirst Corp.	4,227	156,103
Banco Latinoamericano de Exportaciones S.A.	17,785	252,903
Bank of Marin Bancorp	3,199	100,225
Bank of the Ozarks, Inc. (b)	7,390	196,057
Boston Private Financial Holdings, Inc. (b)	40,232	261,910
Bridge Bancorp, Inc.	3,797	92,381
Bryn Mawr Bank Corp.	4,797	83,804
Camden National Corp.	3,953	130,607
Cape Bancorp, Inc. (a)	7,512	57,692
Capital City Bank Group, Inc. (b)	7,854	111,527
Cardinal Financial Corp.	17,067	140,461
Cathay General Bancorp (b)	27,900	225,711
Center Bancorp, Inc.	7,980	60,089
Central Pacific Financial Corp. (b)	18,112	45,642
Chemical Financial Corp. (b)	13,462	293,337
Citizens & Northern Corp. (b)	6,716	99,330
Citizens Holding Co.	2,497	66,071
Citizens Republic Bancorp, Inc. (a)	57,123	43,413
City Holdings Co. (b)	8,871	264,445
CNB Financial Corp. (b)	5,439	93,388
CoBiz Financial, Inc.	12,936	64,421
Columbia Banking System, Inc.	15,970	264,304
Community Bank System, Inc. (b)	18,418	336,497

Security Description	Shares	Value

Commercial Banks—(Continued)
Community Trust Bancorp, Inc.	8,496	$222,340
CVB Financial Corp.	37,585	285,270
East West Bancorp, Inc.	52,100	432,430
Enterprise Financial Services Corp. (b)	8,030	74,278
Farmers Capital Bank Corp.	4,290	76,705
Financial Institutions, Inc.	8,161	81,365
First Bancorp (b)	10,486	189,272
First Bancorp (Puerto Rico)	47,317	144,317
First Bancorp, Inc.	5,982	111,265
First Busey Corp. (b)	16,930	79,571
First Commonwealth Financial Corp. (b)	47,729	271,101
First Community Bancshares, Inc.	6,026	76,048
First Financial Bancorp	29,205	351,920
First Financial Bankshares, Inc. (b)	11,621	574,775
First Financial Corp. (b)	6,926	212,213
First Merchants Corp.	11,118	77,492
First Midwest Bancorp, Inc. (b)	27,322	307,919
First of Long Island Corp.	3,358	89,289
FirstMerit Corp.	47,300	900,113
FNB Corp. (b)	61,268	435,616
German American Bancorp, Inc.	6,759	104,832
Glacier Bancorp, Inc. (b)	33,965	507,437
Great Southern Bancorp, Inc. (b)	6,069	143,896
Guaranty Bancorp (a)	33,700	49,876
Hampton Roads Bankshares, Inc. (b)	11,422	32,895
Hancock Holding Co. (b)	14,397	540,895
Harleysville National Corp. (b)	23,262	123,986
Heartland Financial USA, Inc. (b)	7,703	113,619
Home Bancorp, Inc. (a) (b)	5,670	69,004
Home Bancshares, Inc. (b)	8,887	194,803
Iberiabank Corp.	11,486	523,302
Independent Bank Corp. (b)	11,835	261,909
International Bancshares Corp.	28,704	468,162
Investors Bancorp, Inc. (a)	27,454	291,287
Lakeland Bancorp, Inc. (b)	12,623	94,673
Lakeland Financial Corp.	7,109	146,801
MainSource Financial Group, Inc.	12,856	87,421
MB Financial, Inc.	26,896	564,009
Merchants Bancshares, Inc.	3,052	65,191
Metro Bancorp, Inc. (a) (b)	3,609	43,922
Nara Bancorp, Inc. (b)	14,528	100,970
National Bankshares, Inc.	4,218	107,348
National Penn Bancshares, Inc.	44,681	273,001
NBT Bancorp, Inc.	19,197	432,700
Northfield Bancorp, Inc. (a) (b)	14,322	183,322
Northrim Bancorp, Inc. (b)	4,105	62,601
Ohio Valley Banc Corp. (b)	2,502	66,303
Old National Bancorp	47,419	531,093
Oriental Financial Group, Inc.	14,047	178,397
Orrstown Financial Services, Inc.	3,094	119,552
Pacific Capital Bancorp (b)	23,856	34,353
Pacific Continental Corp. (b)	7,392	77,838
PacWest Bancorp (b)	15,528	295,808
Park National Corp. (b)	6,207	362,116
Peapack Gladstone Financial Corp.	6,344	101,885
Penns Woods Bancorp, Inc. (b)	2,416	77,336
People’s Bancorp, Inc. (b)	5,816	75,899

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-160

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Pinnacle Financial Partners, Inc. (a) (b)	13,209	$167,886
PrivateBancorp, Inc.	20,160	493,114
Prosperity Bancshares, Inc. (b)	26,427	919,395
Republic Bancorp, Inc. (Class A)	6,675	133,233
S&T Bancorp, Inc. (b)	13,465	174,506
S.Y. Bancorp, Inc. (b)	7,089	163,685
Sandy Spring Bancorp, Inc. (b)	11,016	179,340
SCBT Financial Corp.	7,106	199,679
Shore Bancshares, Inc.	6,207	103,843
Sierra Bancorp (b)	5,140	61,731
Signature Bank (a)	22,622	656,038
Simmons First National Corp. (b)	8,478	244,251
Smithtown Bancorp, Inc.	7,342	84,727
Southside Bancshares, Inc.	7,078	159,397
Southwest Bancorp, Inc.	10,385	145,805
State Bancorp, Inc. (b)	10,603	89,595
StellarOne Corp. (b)	15,621	230,410
Sterling Bancorp	13,033	94,098
Sterling Bancshares, Inc.	47,903	350,171
Sterling Financial Corp. (b)	32,237	64,474
Suffolk Bancorp (b)	6,431	190,422
Susquehanna Bancshares, Inc. (b)	48,338	284,711
SVB Financial Group (a) (b)	18,983	821,394
Texas Capital Bancshares, Inc. (a)	20,709	348,740
The South Financial Group, Inc. (b)	54,075	79,490
Tompkins Financial Corp. (b)	4,838	211,421
Tower Bancorp, Inc.	2,214	58,162
TowneBank (b)	11,846	151,037
TriCo Bancshares	9,316	152,782
Trustmark Corp.	32,948	627,659
UCBH Holdings, Inc. (b)	73,870	59,096
UMB Financial Corp.	18,475	747,129
Umpqua Holdings Corp.	48,821	517,503
Union Bankshares Corp. (b)	9,069	112,909
United Bankshares, Inc. (b)	21,190	415,112
United Community Banks, Inc. (b)	25,912	129,559
United Security Bancshares	3,778	83,834
Univest Corp. of Pennsylvania	7,788	168,766
Washington Banking Co.	6,178	57,208
Washington Trust Bancorp, Inc. (b)	9,162	160,518
Webster Finanical Corp.	39,567	493,401
WesBanco, Inc.	14,990	231,745
Westamerica Bancorp (b)	16,720	869,440
Western Alliance BanCorp (a)	27,163	171,399
Wilshire Bancorp, Inc. (b)	12,160	89,254
Wintrust Financial Corp. (b)	13,429	375,475

		28,798,010

Commercial Services & Supplies—2.5%
ABM Industries, Inc. (b)	26,634	560,379
ACCO Brands Corp. (a)	32,573	235,177
American Ecology Corp.	10,910	204,017
American Reprographics Co. (a)	21,042	200,320
APAC Customer Service, Inc. (a) (b)	16,478	97,385
ATC Technology Corp. (a)	10,188	201,315
Bowne & Co., Inc.	16,773	129,152

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Cenveo, Inc. (a) (b)	29,691	$205,462
Clean Harbors, Inc. (a)	11,646	655,204
Comfort Systems USA, Inc.	24,012	278,299
Consolidated Graphics, Inc. (a)	5,130	127,994
Cornell Companies, Inc. (a)	7,626	171,127
Courier Corp.	6,154	93,233
Deluxe Corp.	28,857	493,455
EnergySolutions, Inc.	43,403	400,176
EnerNOC, Inc. (a)	6,221	206,288
Ennis, Inc.	15,615	251,870
Fuel Tech, Inc. (a) (b)	10,672	119,526
G&K Services, Inc.	10,384	230,109
GeoEye, Inc. (a) (b)	10,978	294,210
Healthcare Services Group, Inc.	24,305	446,240
Herman Miller, Inc.	31,513	532,885
HNI Corp.	25,028	590,661
Innerworkings, Inc. (a) (b)	12,474	61,622
Interface, Inc.	28,738	238,525
Kimball International, Inc. (Class B)	18,813	143,543
Knoll, Inc.	30,139	314,350
M&F Worldwide Corp. (a)	8,341	168,822
McGrath Rentcorp	13,375	284,486
Metalico, Inc. (a) (b)	16,397	68,376
Mine Safety Appliances Co.	17,426	479,389
Mobile Mini, Inc. (a) (b)	19,466	337,930
Multi-Color Corp.	6,895	106,390
Perma-Fix Environmental Services (a)	32,728	76,584
Rollins, Inc.	25,453	479,789
Schawk, Inc.	10,309	120,306
Standard Parking Corp. (a)	5,891	103,034
Steelcase, Inc. (b)	41,383	256,988
SYKES Enterprises, Inc. (a)	20,294	422,521
Team, Inc. (a)	12,181	206,468
Tetra Tech, Inc. (a)	34,525	915,948
The GEO Group, Inc. (a)	28,585	576,559
United Stationers, Inc. (a)	13,129	625,072
Viad Corp.	11,786	234,659
Waste Services, Inc.	8,534	39,427

		12,985,272

Communications Equipment—3.5%
3Com Corp. (a)	223,894	1,170,966
Acme Packet, Inc. (a)	22,418	224,404
ADC Telecommunications, Inc. (a)	55,445	462,411
Adtran, Inc.	31,237	766,868
Airvana, Inc. (a)	14,798	100,182
Anaren, Inc. (a)	8,343	141,831
Arris Group, Inc. (a)	70,728	920,171
Aruba Networks, Inc. (a) (b)	33,820	298,969
Avocent Corp. (a)	24,991	506,568
Bel Fuse, Inc. (Class B)	7,133	135,741
BigBand Networks, Inc. (a)	20,770	83,288
Black Box Corp.	9,812	246,183
Blue Coat Systems, Inc. (a)	22,625	511,099
Cogo Group, Inc. (a)	11,678	71,469
Comtech Telecommunications Corp. (a) (b)	15,803	524,976

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-161

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
DG FastChannel, Inc. (a)	10,125	$212,017
Digi International, Inc. (a)	14,316	121,972
EMS Technologies, Inc. (a)	8,800	183,216
Emulex Corp. (a)	47,015	483,784
Extreme Networks, Inc. (a)	46,869	131,233
Globecomm Systems, Inc. (a)	14,070	102,289
Harmonic, Inc. (a)	52,317	349,478
Harris Stratex Networks, Inc. (a)	31,258	218,806
Hughes Communications, Inc. (a)	5,195	157,616
Infinera Corp. (a) (b)	51,760	411,492
InterDigital, Inc. (a) (b)	25,220	584,095
Ixia (a)	17,936	123,041
KVH Industries, Inc. (a)	8,413	84,046
Loral Space & Communications, Inc. (a)	6,397	175,790
Netgear, Inc. (a)	21,529	395,057
Network Equipment Technologies, Inc. (a) (b)	17,424	125,975
Neutral Tandem, Inc. (a)	18,738	426,477
Oplink Communications, Inc. (a)	14,091	204,601
Palm, Inc. (a) (b)	91,013	1,586,357
ParkerVision, Inc. (a) (b)	17,775	72,700
PC-Tel, Inc. (a)	11,316	70,725
Plantronics, Inc.	27,342	733,039
Polycom, Inc. (a) (b)	48,625	1,300,719
Powerwave Technologies, Inc. (a) (b)	80,441	128,706
Riverbed Technology, Inc. (a)	31,210	685,372
SeaChange International, Inc. (a)	18,494	138,705
ShoreTel, Inc. (a)	25,559	199,616
Sonus Networks, Inc. (a)	114,682	243,126
Starent Networks Corp. (a)	22,365	568,518
Sycamore Networks, Inc. (a)	106,967	323,040
Symmetricom, Inc. (a)	25,522	132,204
Tekelec, Inc. (a) (b)	37,991	624,192
UTStarcom, Inc. (a) (b)	67,063	140,162
ViaSat, Inc. (a)	14,161	376,399

		17,979,691

Computers & Peripherals—0.9%
3PAR, Inc. (a)	15,885	175,212
ActivIdentity Corp. (a)	27,366	75,804
Adaptec, Inc. (a)	81,124	270,954
Avid Technology, Inc. (a)	17,001	239,544
Compellent Technologies, Inc. (a) (b)	9,865	178,063
Cray, Inc. (a)	19,023	158,462
Electronics for Imaging, Inc. (a)	28,374	319,775
Imation Corp.	16,653	154,373
Immersion Corp. (a) (b)	16,446	70,389
Intermec, Inc. (a)	34,336	484,138
Intevac, Inc. (a)	14,334	192,649
Isilon Systems, Inc. (a) (b)	15,516	94,648
Netezza Corp. (a) (b)	27,206	305,796
Novatel Wireless, Inc. (a) (b)	18,653	211,898
Quantum Corp. (a)	116,316	146,558
Rimage Corp. (a)	6,814	116,451
Silicon Graphics International Corp. (a)	18,071	121,256
STEC, Inc. (a) (b)	14,165	416,309
Stratasys, Inc. (a) (b)	11,733	201,338

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Super Micro Computer, Inc. (a)	15,529	$131,375
Synaptics, Inc. (a) (b)	18,915	476,658

		4,541,650

Construction & Engineering—0.9%
Argan, Inc. (a)	4,795	64,445
Dycom Industries, Inc. (a)	22,810	280,563
EMCOR Group, Inc. (a)	37,895	959,501
Furmanite Corp. (a)	22,513	97,031
Granite Construction, Inc. (b)	19,668	608,528
Great Lakes Dredge & Dock Corp.	24,112	168,302
Insituform Technologies, Inc. (a)	22,484	430,344
Layne Christensen Co. (a)	10,438	334,538
MasTec, Inc. (a)	29,193	354,695
Michael Baker Corp.	4,638	168,545
MYR Group, Inc. (a)	10,138	213,810
Northwest Pipe Co. (a)	4,794	160,743
Orion Marine Group, Inc. (a)	17,225	353,801
Pike Electric Corp. (a)	10,661	127,719
Sterling Construction Co., Inc. (a)	8,227	147,346
Tutor Perini Corp. (a)	15,024	320,011

		4,789,922

Construction Materials—0.1%
Headwaters, Inc. (a)	26,175	101,297
Texas Industries, Inc. (b)	13,158	552,505

		653,802

Consumer Finance—0.4%
Advance America Cash Advance Centers, Inc.	24,733	138,505
Cash America International, Inc.	16,395	494,473
Credit Acceptance Corp. (a)	3,586	115,433
Dollar Financial Corp. (a)	16,563	265,339
Ezcorp., Inc. (a)	25,729	351,458
First Cash Financial Services, Inc. (a)	12,600	215,838
Nelnet, Inc. (a)	10,868	135,198
The First Marblehead Corp. (a)	41,501	91,302
World Acceptance Corp. (a) (b)	9,274	233,798

		2,041,344

Containers & Packaging—0.5%
AEP Industries, Inc. (a)	4,004	159,760
Bway Holding Co. (a)	4,728	87,515
Graphic Packaging Holding Co. (a)	74,510	172,118
Myers Industries, Inc.	18,780	202,261
Rock-Tenn Co.	21,966	1,034,818
Silgan Holdings, Inc.	15,329	808,298

		2,464,770

Distributors—0.1%
Audiovox Corp. (a)	12,365	84,700
Core-Mark Holding Co., Inc. (a)	5,639	161,276

		245,976

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-162

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—1.2%
American Public Education, Inc. (a) (b)	10,558	$366,785
Bridgepoint Education, Inc. (a)	8,456	129,039
Capella Education Co. (a) (b)	8,875	597,642
ChinaCast Education Corp. (a) (b)	18,085	131,478
Coinstar, Inc. (a) (b)	16,796	553,932
Corinthian Colleges, Inc. (a) (b)	47,510	881,786
CPI Corp.	3,367	41,986
Grand Canyon Education, Inc. (a) (b)	9,558	170,419
Jackson Hewitt Tax Service, Inc.	17,904	91,310
K12, Inc. (a)	13,883	228,792
Lincoln Educational Services Corp. (a) (b)	5,975	136,708
Mac-Gray Corp. (a)	7,254	78,198
Matthews International Corp.	17,457	617,629
Pre-Paid Legal Services, Inc. (a) (b)	4,860	246,888
Regis Corp.	34,233	530,612
Sotheby’s (b)	37,789	651,104
Steiner Leisure, Ltd. (a)	8,240	294,662
Stewart Enterprises, Inc. (b)	47,112	246,396
Universal Technical Institute, Inc. (a)	14,118	278,125

		6,273,491

Diversified Financial Services—0.5%
Asset Acceptence Capital Corp. (a) (b)	9,156	66,381
Compass Diversified Holdings	13,889	145,418
Encore Capital Group, Inc. (b)	9,815	132,012
Financial Federal Corp. (b)	14,349	354,133
Life Partners Holdings, Inc. (b)	5,041	90,234
MarketAxess Holdings, Inc. (a)	17,769	214,116
Medallion Financial Corp.	10,546	88,165
PHH Corp. (a) (b)	30,324	601,628
Pico Holdings, Inc. (a)	13,072	435,951
Portfolio Recovery Associates, Inc. (a) (b)	8,582	389,022
Teton Advisors, Inc. (a) (c)	78	0

		2,517,060

Diversified Telecommunication Services—0.8%
AboveNet, Inc. (a)	7,244	353,217
Alaska Communication Systems Group, Inc. (b)	28,336	262,108
Atlantic Tele-Network, Inc.	5,823	311,065
Cbeyond, Inc. (a) (b)	13,419	216,448
Cincinnati Bell, Inc. (a)	128,661	450,314
Cogent Communications Group, Inc. (a) (b)	24,794	280,172
Consolidated Communications Holdings, Inc.	14,378	230,192
D&E Communications, Inc. (b)	8,481	97,447
General Communication, Inc. (a)	25,459	174,649
Global Crossing, Ltd. (a)	16,822	240,555
HickoryTech Corp.	7,826	66,912
Iowa Telecommunications Services, Inc. (b)	17,513	220,664
NTELOS Holdings Corp.	16,740	295,628
PAETEC Holding Corp. (a)	65,390	253,059
Premiere Global Services, Inc. (a)	33,133	275,335
Shenandoah Telecommunications Co. (b)	12,542	225,129
SureWest Communications (b)	8,437	104,788

		4,057,682

Security Description	Shares	Value

Electric Utilities—1.1%
Allete, Inc.	17,044	$572,167
Central Vermont Public Service Corp.	7,804	150,617
Cleco Corp.	35,743	896,435
El Paso Electric Co. (a)	25,023	442,156
IDACORP, Inc.	26,890	774,163
MGE Energy, Inc.	13,201	481,573
Portland General Electric Co.	41,753	823,369
The Empire District Electric Co. (b)	18,899	341,883
UIL Holdings Corp.	16,792	443,141
Unisource Energy Corp.	20,334	625,271
Unitil Corp.	6,123	137,461

		5,688,236

Electrical Equipment—2.2%
A.O. Smith Corp.	12,602	480,136
Acuity Brands, Inc. (b)	22,732	732,198
Advanced Battery Technologies, Inc. (a) (b)	28,577	124,024
American Superconductor Corp. (a) (b)	24,826	832,664
AZZ, Inc. (a) (b)	7,338	294,768
Baldor Electric Co. (b)	25,838	706,411
Belden, Inc.	26,162	604,342
Brady Corp.	28,161	808,784
Broadwind Energy, Inc. (a)	18,719	147,693
China BAK Battery, Inc. (a)	22,911	113,410
Encore Wire Corp. (b)	10,441	233,252
Ener1, Inc. (a)	24,918	172,433
Energy Conversion Devices, Inc. (a) (b)	25,840	299,227
EnerSys (a)	23,161	512,321
Evergreen Solar, Inc. (a) (b)	110,081	211,356
Franklin Electric Co., Inc. (b)	12,942	371,047
FuelCell Energy, Inc. (a) (b)	35,484	151,517
Fushi Copperweld, Inc. (a) (b)	9,883	83,610
GrafTech International, Ltd. (a)	66,934	983,930
GT Solar International, Inc. (a) (b)	19,090	110,913
Harbin Electric Inc. (a)	6,752	113,974
II-VI, Inc. (a)	13,651	347,281
LaBarge, Inc. (a)	8,720	98,100
Microvision, Inc. (a) (b)	39,849	219,568
Polypore International, Inc. (a) (b)	13,563	175,098
Powell Industries, Inc. (a)	4,404	169,070
Power-One, Inc. (a)	46,122	89,938
Preformed Line Products Co.	2,003	80,220
Regal-Beloit Corp. (b)	20,451	934,815
Valence Technology, Inc. (a) (b)	30,823	55,481
Vicor Corp.	11,742	90,648
Woodward Governor Co.	34,467	836,169

		11,184,398

Electronic Equipment, Instruments & Components—2.1%
Anixter International, Inc. (a) (b)	16,615	666,428
Benchmark Electronics, Inc. (a)	37,603	676,854
Brightpoint, Inc. (a)	30,518	267,032
Checkpoint Systems, Inc. (a)	22,211	365,149
China Security & Surveillance Technology, Inc. (a) (b)	18,338	130,933
Cogent, Inc. (a)	22,887	231,159

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-163

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Cognex Corp.	22,359	$366,240
Coherent, Inc. (a) (b)	12,931	301,551
Comverge, Inc. (a) (b)	10,140	123,809
CTS Corp.	24,167	224,753
Daktronics, Inc. (b)	18,513	158,656
DTS, Inc. (a)	9,982	273,307
Echelon Corp. (a) (b)	16,807	216,306
Electro Rent Corp.	15,175	174,816
Electro Scientific Industries, Inc. (a)	17,241	230,857
FARO Technologies, Inc. (a) (b)	11,147	191,505
Insight Enterprises, Inc. (a)	27,038	330,134
IPG Photonics Corp. (a) (b)	12,833	195,062
L-1 Identity Solutions, Inc. (a) (b)	39,842	278,496
Littelfuse, Inc. (a)	13,779	361,561
Maxwell Technologies, Inc. (a) (b)	11,613	214,028
Measurement Specialties, Inc. (a)	10,016	102,263
Mercury Computer Systems, Inc. (a)	12,071	119,020
Methode Electronics, Inc.	22,249	192,899
MTS Systems Corp.	10,030	292,976
Multi-Fineline Electronix, Inc. (a)	5,936	170,423
Newport Corp. (a)	17,432	152,704
NVE Corp.	3,316	176,279
OSI Systems, Inc. (a)	10,131	185,296
Park Electrochemical Corp.	12,787	315,200
Plexus Corp. (a)	22,241	585,828
RadiSys Corp. (a)	14,648	127,291
Rofin-Sinar Technologies, Inc. (a)	16,592	380,952
Rogers Corp. (a)	8,965	268,681
SatCon Technology Corp. (a)	31,559	53,966
Scansource, Inc. (a) (b)	14,516	411,093
Smart Modular Technologies WWH, Inc. (a)	25,955	123,546
Spectrum Control, Inc.	7,518	63,828
SYNNEX Corp. (a) (b)	11,066	337,292
Technitrol, Inc.	23,824	219,419
TTM Technologies, Inc. (a)	26,267	301,282
Universal Display Corp. (a) (b)	19,791	236,305

		10,795,179

Energy Equipment & Services—1.8%
Allis-Chalmers Energy, Inc. (a)	36,935	161,037
Basic Energy Services, Inc. (a)	13,899	118,002
Bolt Technology Corp. (a) (b)	6,295	79,128
Boots & Coots, Inc. (a) (b)	49,913	80,360
Bristow Group, Inc. (b)	16,728	496,654
Bronco Drilling Co., Inc. (a) (b)	17,183	112,549
Cal Dive International, Inc. (a)	26,149	258,614
CARBO Ceramics, Inc. (b)	11,786	607,568
Complete Production Services, Inc. (a)	37,636	425,287
Dawson Geophysical Co. (a) (b)	5,124	140,295
Dril-Quip, Inc. (a)	17,567	872,026
ENGlobal Corp. (a)	16,198	66,736
Global Industries, Ltd. (a)	57,999	550,990
Gulf Island Fabrication, Inc.	8,075	151,325
Gulfmark Offshore, Inc. (a)	12,746	417,304
Hercules Offshore, Inc. (a) (b)	52,096	255,791
Hornbeck Offshore Services, Inc. (a)	13,379	368,725

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
ION Geophysical Corp. (a)	52,448	$184,617
Key Energy Services, Inc. (a)	71,617	623,068
Lufkin Industries, Inc.	8,614	458,092
Matrix Service Co. (a)	14,196	154,311
NATCO Group, Inc. (a)	11,081	490,667
Natural Gas Services Group, Inc. (a)	8,238	145,154
Newpark Resources, Inc. (a)	44,275	142,123
OYO Geospace Corp. (a) (b)	2,616	67,571
Parker Drilling Co. (a)	67,607	369,134
PHI, Inc. (a)	8,963	181,770
Pioneer Drilling Co. (a)	27,178	199,487
RPC, Inc. (b)	17,533	183,746
Superior Well Services, Inc. (a) (b)	10,543	102,056
T-3 Energy Services, Inc. (a)	8,164	160,831
Tetra Technologies, Inc. (a)	43,732	423,763
Willbros Group, Inc. (a)	25,158	383,156

		9,431,937

Food & Staples Retailing—0.9%
Arden Group, Inc.	719	85,920
Casey’s General Stores, Inc.	30,139	945,762
Great Atlantic & Pacific Tea Co. (a) (b)	16,807	149,750
Ingles Markets, Inc.	7,334	116,097
Nash Finch Co.	6,720	183,725
Pricesmart, Inc.	8,493	159,244
Ruddick Corp.	24,637	655,837
Spartan Stores, Inc.	11,884	167,921
Susser Holdings Corp.	5,337	67,086
The Andersons, Inc.	10,396	365,939
The Pantry, Inc. (a)	12,441	195,075
United Natural Foods, Inc. (a)	23,882	571,257
Village Supermarket, Inc.	4,312	127,075
Weis Markets, Inc. (b)	6,205	198,250
Winn-Dixie Stores, Inc. (a)	30,224	396,539

		4,385,477

Food Products—1.3%
AgFeed Industries, Inc. (a) (b)	14,959	79,881
Alico, Inc. (b)	2,563	75,327
American Dairy, Inc. (a) (b)	4,895	138,675
American Italian Pasta Co. (Class A) (a) (b)	12,089	328,579
B&G Foods, Inc.	10,976	89,894
Cal-Maine Foods, Inc. (b)	7,468	199,919
Calavo Growers, Inc.	7,587	144,001
Chiquita Brands International, Inc. (a)	25,876	418,156
Darling International, Inc. (a)	44,755	328,949
Diamond Foods, Inc.	9,023	286,210
Farmer Bros. Co.	4,569	94,578
Fresh Del Monte Produce, Inc. (a)	23,723	536,377
Griffin Land & Nurseries, Inc.	2,418	77,376
Hain Celestial Group, Inc. (a)	22,648	434,162
Imperial Sugar Co. (b)	7,388	93,680
J&J Snack Foods Corp.	7,928	342,410
Lancaster Colony Corp.	11,152	571,763
Lance, Inc.	16,482	425,565
Sanderson Farms, Inc. (b)	11,420	429,849

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-164

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Seneca Foods Corp. (a)	3,843	$105,298
Smart Balance, Inc. (a)	35,186	216,042
Synutra International, Inc. (a) (b)	10,851	148,767
Tootsie Roll Industries, Inc. (b)	13,708	325,976
TreeHouse Foods, Inc. (a) (b)	17,403	620,765
Zhongpin, Inc. (a) (b)	11,673	171,827

		6,684,026

Gas Utilities—1.2%
Chesapeake Utilities Corp.	4,668	144,661
New Jersey Resources Corp.	24,011	871,840
Nicor, Inc. (b)	26,519	970,330
Northwest Natural Gas Co.	14,697	612,277
Piedmont Natural Gas Co.	41,852	1,001,937
South Jersey Industries, Inc.	16,545	584,039
Southwest Gas Corp.	25,528	653,006
The Laclede Group, Inc.	12,170	391,387
WGL Holdings, Inc.	28,567	946,710

		6,176,187

Health Care Equipment & Supplies—3.7%
Abaxis, Inc. (a) (b)	14,594	390,390
ABIOMED, Inc. (a) (b)	16,820	163,322
Accuray, Inc. (a) (b)	23,419	152,224
Align Technology, Inc. (a) (b)	33,035	469,758
Alphatec Holdings, Inc. (a)	19,158	88,127
American Medical Systems Holdings, Inc. (a) (b)	42,303	715,767
Analogic Corp.	7,574	280,389
Angiodynamics, Inc. (a)	16,977	233,943
Aspect Medical Systems, Inc. (a) (b)	11,044	132,307
Atrion Corp.	718	103,679
ATS Medical, Inc. (a)	29,028	77,795
Bovie Medical Corp. (a) (b)	10,385	81,522
Cantel Medical Corp.	8,706	131,112
Conceptus, Inc. (a) (b)	16,733	310,230
Conmed Corp. (a)	19,090	365,955
CryoLife, Inc. (a)	17,220	137,243
Cutera, Inc. (a)	8,327	72,029
Cyberonics, Inc. (a) (b)	16,539	263,632
DexCom, Inc. (a)	23,916	189,654
Electro-Optical Sciences, Inc. (a)	10,861	104,048
Endologix, Inc. (a)	26,953	166,839
ev3, Inc. (a)	39,569	487,094
Exactech, Inc. (a)	5,322	83,768
Greatbatch, Inc. (a) (b)	12,931	290,560
Haemonetics Corp. (a)	14,343	804,929
Hansen Medical, Inc. (a)	12,148	42,518
HeartWare International, Inc. (a) (b)	2,910	87,271
I-Flow Corp. (a)	9,812	111,759
ICU Medical, Inc. (a)	7,376	271,879
Immucor, Inc. (a)	39,096	691,999
Insulet Corp. (a) (b)	12,961	145,552
Integra LifeSciences Holdings Corp. (a)	10,937	373,499
Invacare Corp. (b)	18,133	404,003
IRIS International, Inc. (a)	13,110	148,143
Kensey Nash Corp. (a)	5,237	151,611

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
MAKO Surgical Corp. (a) (b)	8,125	$71,175
Masimo Corp. (a) (b)	29,073	761,713
Medical Action Industries, Inc. (a)	10,034	121,110
Meridian Bioscience, Inc. (b)	22,552	564,026
Merit Medical Systems, Inc. (a)	15,410	267,055
Micrus Endovascular Corp. (a)	9,469	122,624
Natus Medical, Inc. (a)	16,472	254,163
Neogen Corp. (a) (b)	7,993	258,094
NuVasive, Inc. (a) (b)	20,847	870,571
NxStage Medical, Inc. (a) (b)	14,385	96,236
OraSure Technologies, Inc. (a)	21,148	61,329
Orthofix International NV (a)	11,410	335,340
Orthovita, Inc. (b)	38,802	170,341
Palomar Medical Technologies, Inc. (a)	11,206	181,649
Quidel Corp. (a) (b)	15,087	244,862
Rochester Medical Corp. (a)	6,166	74,239
Rockwell Medical Technologies, Inc. (a) (b)	8,964	69,740
RTI Biologics, Inc. (a)	32,270	140,375
Sirona Dental Systems, Inc. (a)	10,033	298,482
Somanetics Corp. (a)	9,278	149,561
SonoSite, Inc. (a) (b)	10,253	271,294
Spectranetics Corp. (a)	19,030	121,982
Stereotaxis, Inc. (a) (b)	16,444	73,340
STERIS Corp.	32,634	993,705
SurModics, Inc. (a) (b)	9,719	239,087
Symmetry Medical, Inc. (a)	21,060	218,392
Synovis Life Technologies, Inc. (a)	6,702	92,488
Thoratec Corp. (a)	32,314	978,145
TomoTherapy, Inc. (a)	28,520	123,492
Vascular Solutions Inc. (a)	9,953	82,311
Volcano Corp. (a)	26,540	446,403
West Pharmaceutical Services, Inc. (b)	18,062	733,498
Wright Medical Group, Inc. (a) (b)	20,976	374,631
Young Innovations, Inc.	3,398	89,401
Zoll Medical Corp. (a)	13,957	300,355

		18,975,759

Health Care Providers & Services—3.4%
Air Methods Corp. (a) (b)	6,724	219,001
Alliance Imaging, Inc. (a)	16,629	94,120
Allied Healthcare International, Inc. (b)	28,785	80,598
Allion Healthcare, Inc. (a)	12,396	72,517
Almost Family, Inc. (a)	4,862	144,645
Amedisys, Inc. (a) (b)	15,733	686,431
America Service Group, Inc. (a)	5,143	85,065
American Dental Partners, Inc. (a)	8,086	113,204
AMERIGROUP Corp. (a)	29,811	660,910
AMN Healthcare Services, Inc. (a)	21,359	203,124
AmSurg Corp. (a)	17,693	375,622
Assisted Living Concepts, Inc. (a)	7,521	155,835
Bio-Reference Labs, Inc. (a)	7,862	270,453
BioScrip, Inc. (a)	24,999	168,993
BMP Sunstone Corp. (a) (b)	19,887	80,940
Capital Senior Living Corp. (a)	14,260	86,986
CardioNet, Inc. (a) (b)	13,882	93,287
Catalyst Health Solutions, Inc. (a)	21,100	615,065

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-165

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Centene Corp. (a)	24,322	$460,659
Chemed Corp.	12,513	549,196
Chindex International, Inc. (a)	6,872	86,450
Clarient, Inc. (a)	19,016	80,057
Corvel Corp. (a)	5,760	163,584
Cross Country Healthcare, Inc. (a)	16,639	154,909
Emergency Medical Services Corp. (a)	6,333	294,485
Emeritus Corp. (a) (b)	13,754	301,900
Genoptix, Inc. (a) (b)	9,765	339,627
Gentiva Health Services, Inc. (a)	16,839	421,143
Hanger Orthopedic Group, Inc. (a)	17,104	237,232
Health Grades, Inc. (a)	15,931	78,858
Healthsouth Corp. (a)	49,308	771,177
Healthspring, Inc. (a)	27,956	342,461
Healthways, Inc. (a)	18,606	285,044
HMS Holdings Corp. (a)	14,846	567,563
inVentiv Health, Inc. (a)	21,700	363,041
IPC The Hospitalist Co., Inc. (a)	9,377	294,907
Kindred Healthcare, Inc. (a)	22,687	368,210
Landauer, Inc.	5,165	283,972
LHC Group, Inc. (a) (b)	8,340	249,616
Magellan Health Services, Inc. (a)	20,435	634,711
Medcath Corp. (a)	11,258	98,733
Molina Healthcare, Inc. (a) (b)	8,887	183,872
MWI Veterinary Supply, Inc. (a)	6,398	255,600
National Healthcare Corp. (b)	4,998	186,375
Odyssey HealthCare, Inc. (a)	18,943	236,788
Owens & Minor, Inc.	23,801	1,076,995
PharMerica Corp. (a) (b)	17,146	318,401
PSS World Medical, Inc. (a)	34,671	756,868
Psychiatric Solutions, Inc. (a) (b)	32,220	862,207
RehabCare Group, Inc. (a)	10,778	233,775
Res-Care, Inc. (a)	16,070	228,355
Skilled Healthcare Group, Inc. (a)	8,777	70,479
Sun Healthcare Group, Inc. (a)	26,563	229,504
Sunrise Senior Living, Inc. (a)	28,669	86,867
The Ensign Group, Inc.	5,940	83,338
The Providence Service Corp. (a)	7,703	89,817
Triple-S Management Corp. (a)	12,074	202,481
U.S. Physical Therapy, Inc. (a)	8,827	133,023
Universal American Corp. (a)	16,141	152,048
Wellcare Health Plans, Inc. (a)	24,340	599,981

		17,621,105

Health Care Technology—0.6%
Amicas, Inc. (a)	21,254	76,514
athenahealth, Inc. (a)	19,204	736,857
Computer Programs & Systems, Inc. (b)	5,856	242,497
Eclipsys Corp. (a)	32,258	622,579
MedAssets, Inc. (a)	22,738	513,197
Merge Healthcare, Inc. (a)	15,578	64,026
Omnicell, Inc. (a)	20,699	230,587
Phase Forward, Inc. (a)	24,083	338,125
Transcend Services, Inc. (a)	4,008	70,020
Vital Images, Inc. (a)	10,111	126,590

		3,020,992

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.4%
AFC Enterprises, Inc. (a)	12,648	$106,496
Ambassadors Group, Inc.	11,473	179,553
Ameristar Casinos, Inc. (b)	14,216	224,329
Bally Technologies, Inc. (a)	32,218	1,236,205
BJ’s Restaurants, Inc. (a) (b)	13,390	200,716
Bob Evans Farms, Inc.	17,404	505,760
Buffalo Wild Wings, Inc. (a) (b)	10,005	416,308
California Pizza Kitchen, Inc. (a)	11,398	178,037
CEC Entertainment, Inc. (a)	13,407	346,705
Churchill Downs, Inc.	5,476	210,826
CKE Restaurants, Inc.	29,629	310,808
Cracker Barrel Old Country Store, Inc.	12,444	428,074
Denny’s Corp. (a)	50,069	133,184
DineEquity, Inc. (a) (b)	10,324	255,519
Domino’s Pizza, Inc. (a) (b)	20,990	185,552
Gaylord Entertainment Co. (a) (b)	23,052	463,345
Interval Leisure Group, Inc. (a)	23,498	293,255
Isle of Capri Casinos, Inc. (a) (b)	9,399	110,814
Jack in the Box, Inc. (a)	32,760	671,252
Krispy Kreme Doughnuts, Inc. (a)	36,447	130,116
Life Time Fitness, Inc. (a) (b)	23,367	655,444
Marcus Corp.	11,702	149,669
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	9,869	73,425
Multimedia Games, Inc. (a) (b)	17,217	88,151
O’Charleys, Inc. (a)	10,917	102,292
Orient-Express Hotels, Ltd. (Class A) (a) (b)	44,830	515,993
P.F. Chang’s China Bistro, Inc. (a) (b)	13,573	461,075
Papa John’s International, Inc. (a)	13,946	342,653
Peet’s Coffee & Tea, Inc. (a) (b)	6,988	197,271
Pinnacle Entertainment, Inc. (a)	33,689	343,291
Red Robin Gourmet Burgers, Inc. (a) (b)	8,813	179,962
Ruby Tuesday, Inc.	29,469	248,129
Shuffle Master, Inc. (a)	32,034	301,760
Sonic Corp. (a) (b)	33,333	368,663
Speedway Motorsports, Inc. (b)	8,883	127,826
Texas Roadhouse, Inc. (a) (b)	27,442	291,434
The Cheesecake Factory (a) (b)	33,398	618,531
The Steak N Shake Co. (a) (b)	15,973	188,002
Universal Travel Group (a)	6,613	85,308
Vail Resorts, Inc. (a)	16,639	558,072
Youbet.com, Inc. (a)	20,072	42,151

		12,525,956

Household Durables—1.2%
American Greetings Corp. (Class A)	23,345	520,593
Blyth, Inc.	3,831	148,375
Cavco Industries Inc. (a) (b)	4,504	159,892
CSS Industries, Inc.	4,704	92,998
Ethan Allen Interiors, Inc.	15,394	254,001
Furniture Brands International, Inc. (a) (b)	26,708	147,695
Helen of Troy, Ltd. (a)	16,936	329,066
Hooker Furniture Corp.	5,647	76,235
Hovnanian Enterprises, Inc. (Class A) (a) (b)	31,452	120,776
iRobot Corp. (a) (b)	12,683	156,128
La-Z-Boy, Inc. (b)	31,411	271,705

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-166

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
M/I Homes, Inc. (a)	8,667	$117,785
Meritage Homes Corp. (a)	17,293	351,048
National Presto Industries, Inc.	2,572	222,504
Ryland Group, Inc. (b)	23,729	499,970
Sealy Corp. (a) (b)	30,220	96,704
Skyline Corp.	4,895	110,431
Standard Pacific Corp. (a)	46,997	173,419
Stanley Furniture Co., Inc. (b)	6,762	70,122
Tempur-Pedic International, Inc. (a)	41,810	791,881
Tupperware Brands Corp.	35,928	1,434,246
Universal Electronics, Inc. (a)	9,803	200,177

		6,345,751

Household Products—0.1%
Central Garden & Pet Co. (a)	36,297	396,726
Orchids Paper Products Co. (a) (b)	3,269	65,380
WD-40 Co.	8,908	252,987

		715,093

Industrial Conglomerates—0.3%
Otter Tail Corp. (b)	19,686	471,086
Raven Industries, Inc. (b)	10,703	286,091
Seaboard Corp.	186	241,804
Standex International Corp.	7,412	146,980
Tredegar Industries, Inc. (b)	17,329	251,270

		1,397,231

Insurance—3.3%
AMBAC Financial Group, Inc. (a) (b)	150,247	252,415
American Equity Investment Life Holding Co.	27,888	195,774
American Physicians Capital, Inc.	5,800	167,098
American Physicians Service Group, Inc.	3,958	91,192
American Safety Insurance Holdings Ltd.	7,486	118,279
Amerisafe, Inc. (a)	11,822	203,930
Amtrust Financial Services, Inc.	13,564	154,765
Argo Group International Holdings, Ltd. (a)	17,207	579,532
Assured Guaranty, Ltd. (b)	59,833	1,161,957
Baldwin & Lyons, Inc. (Class B)	6,414	150,408
Citizens, Inc. (a) (b)	22,172	140,570
CNA Surety Corp. (a)	9,923	160,753
Conseco, Inc. (a)	108,651	571,504
Crawford & Co. (Class B) (a)	9,747	42,984
Delphi Financial Group, Inc.	24,752	560,138
Donegal Group, Inc.	8,649	133,541
eHealth, Inc. (a)	14,089	204,572
EMC Insurance Group, Inc. (b)	4,088	86,379
Employers Holdings, Inc.	28,080	434,678
Enstar Group, Ltd. (a)	3,911	243,538
FBL Financial Group, Inc. (b)	8,303	161,327
First Mercury Financial Corp. (a)	10,341	137,742
Flagstone Reinsurance Holdings, Ltd.	22,943	258,797
FPIC Insurance Group, Inc. (a)	4,441	148,996
Greenlight Capital Re, Ltd. (a)	16,142	303,470
Harleysville Group, Inc.	8,462	267,822
Hilltop Holdings, Inc. (a)	23,109	283,316
Horace Mann Educators Corp.	21,022	293,677

Security Description	Shares	Value

Insurance—(Continued)
Infinity Property & Casualty Corp.	8,104	$344,258
Kansas City Life Insurance Co.	3,354	104,444
Maiden Holdings, Ltd.	29,541	214,763
Max Capital Group, Ltd.	26,581	568,036
Meadowbrook Insurance Group, Inc.	33,741	249,683
Mercer Insurance Group, Inc.	3,619	65,395
Montpelier Re Holdings, Ltd.	48,263	787,652
National Financial Partners Corp. (a)	24,361	212,428
National Interstate Corp.	4,305	75,338
National Western Life Insurance Co.	1,212	213,288
Navigators Group, Inc. (a)	7,422	408,210
Platinum Underwriters Holdings, Ltd.	29,632	1,062,011
PMA Capital Corp. (a)	16,258	92,508
Presidential Life Corp.	15,310	158,612
ProAssurance Corp. (a)	18,941	988,531
RLI Corp.	10,453	551,709
Safety Insurance Group, Inc.	9,087	299,144
SeaBright Insurance Holdings, Inc. (a)	12,481	142,533
Selective Insurance Group	29,989	471,727
State Auto Financial Corp.	9,434	169,152
Stewart Information Services Corp.	9,368	115,882
The Phoenix Cos., Inc. (b)	87,690	284,993
Tower Group, Inc.	23,256	567,214
United America Indemity, Ltd. (a)	19,816	146,440
United Fire & Casualty Co.	14,209	254,341
Zenith National Insurance Corp.	20,848	644,203

		16,701,649

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a)	7,539	468,323
Drugstore.com (a)	54,784	133,125
HSN, Inc. (a)	23,532	383,101
NutriSystem, Inc. (b)	17,277	263,647
Overstock.com, Inc. (a) (b)	10,438	153,125
PetMed Express, Inc. (b)	13,291	250,535
Shutterfly, Inc. (a)	12,478	207,509
Stamps.com, Inc. (a)	10,227	94,600
Ticketmaster Entertainment, Inc. (a)	22,920	267,935

		2,221,900

Internet Software & Services—2.2%
Art Technology Group, Inc. (a)	72,797	280,996
AsiaInfo Holdings, Inc. (a) (b)	16,393	327,368
Chordiant Software, Inc. (a)	17,663	68,709
comScore, Inc. (a) (b)	11,964	215,472
Constant Contact, Inc. (a)	13,574	261,300
DealerTrack Holdings, Inc. (a)	22,254	420,823
Digital River, Inc. (a)	21,765	877,565
DivX, Inc. (a)	14,635	79,907
EarthLink, Inc. (a)	61,547	517,610
GSI Commerce, Inc. (a) (b)	12,809	247,342
Infospace, Inc. (a)	19,526	151,131
Internap Network Services Corp. (a) (b)	29,790	95,626
Internet Brands, Inc. (a) (b)	16,026	127,888
Internet Capital Group, Inc. (a)	20,148	168,437
j2 Global Communications, Inc. (a)	24,712	568,623

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-167

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Keynote Systems, Inc. (a)	10,145	$95,667
Limelight Networks, Inc. (a)	16,671	67,684
Liquidity Services, Inc. (a)	10,729	110,723
LivePerson, Inc. (a)	24,433	123,142
LoopNet, Inc. (a) (b)	16,925	153,002
MercadoLibre, Inc. (a) (b)	14,336	551,363
ModusLink Global Solutions, Inc. (a)	26,440	213,900
Move, Inc. (a) (b)	92,344	249,329
NIC, Inc. (a)	29,096	258,664
Omniture, Inc. (a)	38,617	827,949
Openwave Systems, Inc. (a)	48,863	127,044
Perficient, Inc. (a)	18,173	150,291
Rackspace Hosting, Inc. (a) (b)	37,947	647,376
RealNetworks, Inc. (a)	46,472	172,876
S1 Corp. (a)	31,051	191,895
Saba Software, Inc. (a)	14,832	62,443
SAVVIS, Inc. (a)	20,558	325,228
SonicWall, Inc. (a)	30,108	252,907
support.com, Inc. (a)	27,806	66,734
Switch & Data Facilities Co., Inc. (a)	13,728	186,838
Terremark Worldwide, Inc. (a) (b)	29,552	183,813
The Knot, Inc. (a)	17,057	186,262
United Online, Inc.	48,001	385,928
ValueClick, Inc. (a)	48,533	640,150
Vocus, Inc. (a)	10,601	221,455
Web.com Group, Inc. (a)	16,114	114,248
Websense, Inc. (a)	25,168	422,822
Zix Corp. (a)	38,280	84,216

		11,482,746

IT Services—2.4%
Acxiom Corp. (a)	38,824	367,275
CACI International, Inc. (Class A) (a)	16,752	791,867
Cass Information Systems, Inc. (b)	4,901	146,344
Ciber, Inc. (a)	32,578	130,312
CSG Systems International, Inc. (a)	19,568	313,284
Cybersource Corp. (a)	38,596	643,395
Euronet Worldwide, Inc. (a)	27,991	672,624
ExlService Holdings, Inc. (a)	8,515	126,533
Forrester Research, Inc. (a)	8,890	236,830
Gartner, Inc. (Class A) (a)	33,010	603,093
Global Cash Access Holdings, Inc. (a)	23,261	170,038
Heartland Payment Systems, Inc.	22,136	321,193
iGate Corp. (a)	13,393	114,912
infoGROUP, Inc.	19,955	139,885
Integral Systems, Inc. (a)	7,422	51,212
Lionbridge Technologies (a)	34,644	90,074
Mantech International Corp. (a)	12,506	589,783
Maximus, Inc.	9,922	462,365
MoneyGram International, Inc. (b)	51,641	162,153
NCI, Inc. (a) (b)	4,528	129,772
Ness Technologies, Inc. (a)	22,874	180,476
Online Resources Corp. (a)	15,652	96,573
Perot Systems Corp. (a)	48,089	1,428,243
RightNow Technologies, Inc. (a)	12,668	182,926
Sapient Corp. (a)	48,606	390,792

Security Description	Shares	Value

IT Services—(Continued)
SRA International, Inc. (a)	23,748	$512,719
Syntel, Inc. (b)	7,885	376,351
TeleTech Holdings, Inc. (a)	20,604	351,504
Tier Technologies, Inc. (a)	10,389	88,099
TNS, Inc. (a)	13,622	373,243
Unisys Corp. (a) (b)	212,406	567,124
VeriFone Holdings, Inc. (a) (b)	44,469	706,612
Virtusa Corp. (a)	7,925	75,208
Wright Express Corp. (a)	21,731	641,282

		12,234,096

Leisure Equipment & Products—0.7%
Brunswick Corp. (b)	48,003	575,076
Callaway Golf Co. (b)	35,357	269,067
Eastman Kodak Co. (a) (b)	155,874	745,078
Jakks Pacific, Inc. (a)	16,889	241,850
Polaris Industries, Inc.	16,749	683,024
Pool Corp. (b)	26,816	595,852
RC2 Corp. (a)	10,877	154,997
Smith & Wesson Holding Corp. (a)	32,012	167,423
Sturm Ruger & Co., Inc. (a) (b)	11,619	150,350

		3,582,717

Life Sciences Tools & Services—1.1%
Accelrys, Inc.	16,620	96,396
Affymetrix, Inc. (a)	41,239	362,079
Albany Molecular Research, Inc. (a)	13,735	118,945
AMAG Pharmaceuticals, Inc. (a) (b)	9,530	416,270
Bruker Corp. (a)	28,820	307,509
Cambrex Corp.	18,193	114,616
Clinical Data, Inc. (b)	8,228	137,161
Dionex Corp. (a)	10,238	665,163
Enzo Biochem, Inc. (a)	20,237	143,278
eResearch Technology, Inc. (a)	26,533	185,731
Exelixis, Inc. (a) (b)	59,194	377,658
Kendle International, Inc. (a)	8,850	147,972
Luminex Corp. (a) (b)	23,156	393,652
Medivation, Inc. (b)	16,585	450,117
Nektar Therapeutics (a) (b)	52,134	507,785
Parexel International Corp. (a)	31,915	433,725
Sequenom, Inc. (a) (b)	33,964	109,704
Varian, Inc. (a)	16,540	844,532

		5,812,293

Machinery—2.7%
3D Systems Corp. (a)	11,338	104,650
Actuant Corp.	31,476	505,505
Albany International Corp. (Class A)	19,528	378,843
Altra Holdings, Inc. (a)	15,718	175,884
AMPCO-Pittsburgh Corp.	5,636	149,861
Astec Industries, Inc. (a) (b)	10,213	260,125
Badger Meter, Inc. (b)	8,245	318,999
Barnes Group, Inc.	26,953	460,627
Blount International, Inc. (a)	22,297	211,153
Briggs & Stratton Corp. (b)	27,870	540,957

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-168

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Cascade Corp.	5,291	$141,481
Chart Industries, Inc. (a)	18,382	396,867
China Fire & Security Group, Inc. (a) (b)	8,361	160,531
Circor International, Inc.	9,435	266,633
Clarcor, Inc. (b)	29,155	914,301
Colfax Corp. (a)	14,330	152,328
Columbus McKinnon Corp. (a)	11,301	171,210
Dynamic Materials Corp.	7,259	144,890
Energy Recovery, Inc. (a) (b)	19,728	114,817
EnPro Industries, Inc. (a) (b)	11,522	263,393
ESCO Technologies, Inc. (a)	14,512	571,773
Federal Signal Corp.	31,621	227,355
Flanders Corp. (a)	10,085	52,039
Force Protection, Inc. (a)	41,101	224,412
FreightCar America, Inc.	7,047	171,242
Graham Corp.	6,734	104,714
Greenbrier Cos., Inc.	9,593	112,334
Hurco Cos., Inc. (a) (b)	4,045	69,089
John Bean Technologies Corp.	16,030	291,265
K-Tron International, Inc. (a)	1,257	119,679
Kadant, Inc. (a)	8,363	101,443
Kaydon Corp. (b)	19,193	622,237
LB Foster Co. (a)	5,476	167,456
Lindsay Corp. (b)	6,769	266,563
Met-Pro Corp.	10,588	102,598
Mueller Industries, Inc.	20,876	498,310
Mueller Water Products, Inc.	65,628	359,641
NACCO Industries, Inc.	3,492	209,764
Nordson Corp. (b)	18,827	1,056,006
PMFG, Inc. (a) (b)	7,970	102,494
RBC Bearings, Inc. (a)	14,425	336,535
Robbins & Myers, Inc.	15,652	367,509
Sun Hydraulics Corp. (b)	7,039	148,241
Tecumseh Products Co. (Class A) (a) (b)	10,819	122,579
Tennant Co.	10,316	299,783
The Eastern Co. (b)	3,833	60,945
The Gorman-Rupp Co. (b)	7,886	196,440
The Middleby Corp. (a) (b)	10,171	559,507
Titan International, Inc. (b)	22,213	197,696
Watts Water Technologies, Inc.	16,457	497,824

		14,050,528

Marine—0.2%
American Commercial Lines, Inc. (a)	5,019	146,153
Eagle Bulk Shipping, Inc. (b)	30,187	154,859
Genco Shipping & Trading, Ltd. (a) (b)	14,851	308,604
Horizon Lines, Inc. (b)	18,475	117,316
International Shipholding Corp.	4,053	124,873
TBS International, Ltd. (a) (b)	8,294	72,158
Ultrapetrol Bahamas, Ltd. (a)	13,369	65,776

		989,739

Media—0.8%
Arbitron, Inc.	15,388	319,455
Ascent Media Corp. (a)	8,366	214,169
Belo Corp. (Class A)	55,926	302,560

Security Description	Shares	Value

Media—(Continued)
Cinemark Holdings, Inc.	19,176	$198,663
CKX, Inc. (a)	34,449	231,153
Dolan Media Co. (a)	17,796	213,374
Global Sources, Ltd. (a)	10,632	73,042
Harte-Hanks, Inc. (b)	22,542	311,756
Knology, Inc. (a)	16,629	162,133
Live Nation, Inc. (a)	49,509	405,479
Mediacom Communications Corp. (a)	23,034	132,676
National CineMedia, Inc.	23,702	402,223
RCN Corp. (a)	21,235	197,485
Rentrak Corp. (a)	5,949	106,249
Scholastic Corp.	13,469	327,835
Valassis Communications, Inc. (a)	28,403	507,846
World Wrestling Entertainment, Inc. (b)	13,534	189,611

		4,295,709

Metals & Mining—1.0%
A.M. Castle & Co.	11,149	110,821
Allied Nevada Gold Corp. (a)	23,240	227,520
AMCOL International Corp. (b)	13,707	313,753
Brush Engineered Material, Inc. (a)	12,873	314,874
Century Aluminum Co. (a) (b)	26,994	252,394
Coeur d’Alene Mines Corp.	41,672	854,276
General Moly, Inc. (a) (b)	40,133	126,419
Haynes International, Inc. (a)	6,653	211,698
Hecla Mining Co. (a)	126,344	554,650
Horsehead Holding Corp. (a)	21,087	247,140
Kaiser Aluminum Corp.	8,985	326,695
Olympic Steel, Inc. (b)	6,018	172,656
RTI International Metals, Inc. (a)	14,086	350,882
Stillwater Mining Co. (a)	24,452	164,317
U.S. Gold Corp. (a)	48,446	140,009
Universal Stainless & Alloy (a)	4,303	78,530
Worthington Industries, Inc. (b)	36,120	502,068

		4,948,702

Multi-Utilities—0.5%
Avista Corp.	31,199	630,844
Black Hills Corp. (b)	21,422	539,191
CH Energy Group, Inc.	8,804	390,105
NorthWestern Corp.	20,030	489,333
PNM Resources, Inc.	48,210	563,093

		2,612,566

Multiline Retail—0.3%
99 Cents Only Stores (a) (b)	26,563	357,272
Dillard’s, Inc.	31,186	439,722
Fred’s, Inc.	22,557	287,151
Saks, Inc. (a) (b)	69,952	477,073

		1,561,218

Oil, Gas & Consumable Fuels—3.0%
Apco Oil & Gas International, Inc. (b)	5,622	128,856
Arena Resources, Inc. (a)	21,511	763,641
Atlas Energy, Inc. (a)	20,124	544,757

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-169

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
ATP Oil & Gas Corp. (a) (b)	18,136	$324,453
Berry Petroleum Co. (b)	24,566	657,877
Bill Barrett Corp. (a) (b)	22,062	723,413
BPZ Resources, Inc. (a) (b)	48,087	361,614
Brigham Exploration Co. (a)	49,306	447,698
Carrizo Oil & Gas, Inc. (a) (b)	16,419	402,101
Cheniere Energy, Inc. (a) (b)	34,100	99,913
Clayton Williams Energy, Inc. (a)	3,590	108,131
Clean Energy Fuels Corp. (a)	15,560	224,220
Contango Oil & Gas Co. (a)	7,692	392,754
Crosstex Energy, Inc. (a)	25,021	132,111
CVR Energy, Inc. (a)	12,724	158,287
Delek U.S. Holdings, Inc.	7,333	62,844
Delta Petroleum Corp. (a) (b)	97,131	169,979
DHT Maritime, Inc. (b)	25,976	97,670
Endeavour International Corp. (a) (b)	74,302	89,905
Evergreen Energy, Inc. (a) (b)	82,533	51,170
FX Energy, Inc. (a)	27,420	88,567
General Maritime Corp. (b)	25,744	199,259
GMX Resources, Inc. (a) (b)	14,576	228,989
Golar LNG, Ltd.	21,224	234,737
Goodrich Petroleum Corp. (a) (b)	13,200	340,692
Gran Tierra Energy, Inc. (a)	113,209	470,949
Gulfport Energy Corp. (a)	16,059	140,356
Harvest Natural Resources, Inc. (a)	22,532	115,589
International Coal Group, Inc. (a) (b)	54,356	219,055
James River Coal Co. (a)	16,011	305,970
Knightbridge Tankers, Ltd.	10,435	136,072
McMoRan Exploration Co. (a) (b)	36,659	276,775
Nordic American Tanker Shipping, Ltd. (b)	24,121	713,499
Northern Oil & Gas, Inc. (a)	14,670	123,228
Oilsands Quest, Inc. (a) (b)	117,652	132,947
Panhandle Oil & Gas, Inc.	5,102	108,979
Patriot Coal Corp. (a) (b)	43,059	506,374
Penn Virginia Corp.	26,208	600,425
Petroleum Development Corp. (a)	9,706	181,114
PetroQuest Energy, Inc. (a) (b)	28,823	187,061
Rex Energy Corp. (a)	15,766	131,646
Rosetta Resources, Inc. (a)	30,641	450,116
Ship Finance International, Ltd. (b)	25,171	309,352
Stone Energy Corp. (a)	25,747	419,934
Swift Energy Co. (a)	20,750	491,360
Syntroleum Corp. (a) (b)	39,738	107,293
Teekay Tankers, Ltd. (b)	9,320	77,822
Toreador Resources Corp. (a)	12,585	125,724
Uranium Energy Corp. (a) (b)	28,977	85,482
USEC, Inc. (a) (b)	63,922	299,794
Vaalco Energy, Inc. (a)	40,432	185,987
Venoco, Inc. (a)	11,262	129,626
W&T Offshore, Inc.	20,128	235,699
Warren Resources, Inc. (a)	29,190	86,402
Western Refining, Inc. (a)	20,062	129,400
World Fuel Services Corp. (b)	16,974	815,940

		15,333,608

Security Description	Shares	Value

Paper & Forest Products—0.6%
Buckeye Technologies, Inc. (a)	23,451	$251,629
Clearwater Paper Corp. (a)	7,604	314,273
Deltic Timber Corp. (b)	6,001	274,666
Domtar Corp. (a) (b)	24,031	846,372
Glatfelter	25,902	297,355
KapStone Paper & Packaging Corp. (a)	13,259	107,928
Louisiana-Pacific Corp. (a) (b)	56,598	377,509
Neenah Paper, Inc.	9,191	108,178
Schweitzer-Mauduit International, Inc.	8,700	472,932
Wausau Paper Corp.	26,829	268,290

		3,319,132

Personal Products—0.6%
American Oriental Bioengineering, Inc. (a) (b)	36,348	176,651
Bare Escentuals, Inc. (a)	38,822	461,594
Chattem, Inc. (a) (b)	11,118	738,347
China Sky One Medical, Inc. (b)	5,765	76,040
Elizabeth Arden, Inc. (a)	14,516	170,853
Inter Parfums, Inc. (b)	10,037	122,552
Medifast, Inc. (a) (b)	7,972	173,152
Nu Skin Enterprises, Inc.	27,860	516,246
Nutraceutical International Corp. (a)	6,712	75,644
Prestige Brands Holdings, Inc. (a)	16,107	113,393
Revlon, Inc. (a)	13,115	63,739
USANA Health Sciences, Inc. (a)	3,811	129,993

		2,818,204

Pharmaceuticals—1.3%
Ardea Biosciences, Inc. (a)	8,657	158,596
ARYx Therapeutics, Inc. (a) (b)	13,302	41,635
Auxilium Pharmaceuticals, Inc. (a) (b)	24,466	836,982
Avanir Pharmaceuticals, Inc. (a) (b)	37,697	78,410
BioMimetic Therapeutics, Inc. (a)	10,648	130,012
Cadence Pharmaceuticals, Inc. (a) (b)	14,478	160,127
Cypress Bioscience, Inc. (a)	22,201	181,382
Depomed, Inc. (a)	31,001	135,474
Discovery Laboratories, Inc. (a) (b)	74,533	101,365
Durect Corp., Inc. (a)	49,465	132,072
Impax Laboratories, Inc. (a)	35,293	308,461
Inspire Pharmaceuticals, Inc. (a)	31,755	165,761
ISTA Pharmaceuticals, Inc. (a)	20,411	91,033
KV Pharmaceutical Co. (a) (b)	23,318	71,586
Medicis Pharmaceutical Corp.	33,811	721,865
Obagi Medical Products, Inc. (a)	10,682	123,911
Optimer Pharmaceuticals, Inc. (a) (b)	18,035	244,014
Pain Therapeutics, Inc. (a)	19,603	99,191
Par Pharmaceutical Cos., Inc. (a)	19,846	426,887
Pozen, Inc. (a)	15,141	111,438
Questcor Pharmaceuticals, Inc. (a)	30,322	167,377
Salix Pharmaceuticals, Ltd. (a) (b)	26,940	572,744
Santarus, Inc. (a) (b)	31,685	104,244
SuperGen, Inc. (a)	36,774	98,187
The Medicines Co. (a)	29,350	323,144
ViroPharma, Inc. (a)	44,560	428,667
Vivus, Inc. (a) (b)	40,734	425,670
XenoPort, Inc. (a)	15,289	324,586

		6,764,821

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-170

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—1.6%
Acacia Research - Acacia Technologies (a) (b)	18,592	$161,936
Administaff, Inc. (b)	12,162	319,496
CBIZ, Inc. (a) (b)	25,596	190,946
CDI Corp.	7,746	108,831
CoStar Group, Inc. (a) (b)	12,255	505,151
CRA International, Inc. (a)	6,362	173,619
Diamond Management & Technology Consultants, Inc.	15,824	108,394
Duff & Phelps Corp. (a)	9,629	184,492
Exponent, Inc. (a)	7,795	219,585
First Advantage Corp.	7,503	139,181
GP Strategies Corp. (a)	8,949	67,028
Heidrick & Struggles International, Inc.	11,860	275,864
Hill International, Inc. (a)	16,010	113,671
Huron Consulting Group, Inc. (a)	12,415	320,679
ICF International, Inc. (a)	4,800	145,536
Kelly Services, Inc. (Class A)	17,549	215,853
Kforce, Inc. (a)	18,129	217,911
Korn/Ferry International (a)	26,107	380,901
MPS Group, Inc. (a)	52,949	557,024
Navigant Consulting, Inc. (a)	31,151	420,539
On Assignment, Inc. (a)	20,637	120,726
Resources Connection, Inc. (a)	25,492	434,894
School Specialty, Inc. (a)	10,285	243,960
Spherion Corp. (a)	30,053	186,629
The Advisory Board Co. (a)	9,200	231,288
The Corporate Executive Board Co.	19,831	493,792
TrueBlue, Inc. (a)	25,162	354,029
VSE Corp.	2,837	110,671
Watson Wyatt Worldwide, Inc.	24,436	1,064,432

		8,067,058

Real Estate Investment Trusts—5.9%
Acadia Realty Trust	22,237	335,112
Agree Realty Corp.	4,326	99,195
Alexander’s, Inc. (a)	1,140	337,303
American Campus Communities, Inc.	28,972	777,898
American Capital Agency Corp.	7,451	211,981
Anworth Mortgage Asset Corp.	58,737	462,848
Ashford Hospitality Trust, Inc. (b)	45,977	159,080
BioMed Realty Trust, Inc.	54,459	751,534
CapLease, Inc. (b)	26,927	108,516
Capstead Mortgage Corp.	35,788	497,811
CBL & Associates Properties, Inc. (b)	79,362	769,811
Cedar Shopping Centers, Inc.	23,807	153,555
Cogdell Spencer, Inc.	17,608	84,518
Colonial Properties Trust	28,735	279,592
Cousins Properties, Inc. (b)	42,379	350,898
Cypress Sharpridge Investments, Inc.	8,467	120,231
DCT Industrial Trust, Inc.	112,303	573,868
Developers Diversified Realty Corp. (b)	79,701	736,437
DiamondRock Hospitality Co.	62,158	503,480
DuPont Fabros Technology, Inc. (a)	15,798	210,587
Dynex Capital, Inc.	7,242	61,050
EastGroup Properties, Inc.	13,951	533,207
Education Realty Trust, Inc.	18,003	106,758

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Entertainment Properties Trust (b)	19,485	$665,218
Equity Lifestyle Properties, Inc.	15,138	647,755
Equity One, Inc. (b)	21,357	334,664
Extra Space Storage, Inc.	47,448	500,576
FelCor Lodging Trust, Inc. (a) (b)	40,218	182,188
First Industrial Realty Trust, Inc. (b)	24,149	126,782
First Potomac Realty Trust	16,284	188,243
Franklin Street Properties Corp. (b)	33,130	434,003
Getty Realty Corp.	9,160	224,786
Gladstone Commercial Corp.	5,368	73,434
Glimcher Realty Trust	22,151	81,294
Government Properties Income Trust	5,753	138,130
Hatteras Financial Corp. (b)	20,816	624,064
Healthcare Realty Trust, Inc.	32,901	695,198
Hersha Hospitality Trust	25,342	78,560
Highwoods Properties, Inc.	40,552	1,275,360
Home Properties, Inc. (b)	18,908	814,746
Inland Real Estate Corp. (b)	40,919	358,451
Investors Real Estate Trust	32,420	293,077
iStar Financial, Inc. (b)	59,243	180,099
Kilroy Realty Corp.	24,833	688,867
Kite Realty Group Trust	28,858	120,338
LaSalle Hotel Properties	37,458	736,424
Lexington Realty Trust (b)	51,481	262,553
LTC Properties, Inc.	13,085	314,563
Medical Properties Trust, Inc.	44,184	345,077
MFA Mortgage Investments, Inc.	156,742	1,247,666
Mid-America Apartment Communities, Inc.	15,758	711,159
Mission West Properties, Inc.	12,528	84,313
Monmouth Real Estate Investment Corp. (b)	13,822	96,201
National Health Investors, Inc.	15,005	474,908
National Retail Properties, Inc.	45,810	983,541
NorthStar Realty Finance Corp. (b)	36,462	127,982
Omega Healthcare Investors, Inc.	48,949	784,163
Parkway Properties, Inc.	12,421	244,694
Pennsylvania Real Estate Investment Trust (b)	21,798	165,883
Pennymac Mortgage Investment Trust (a)	7,380	146,936
Post Properties, Inc.	24,883	447,894
Potlatch Corp.	22,006	626,071
PS Business Parks, Inc.	10,027	514,586
Ramco-Gershenson Properties Trust	11,167	99,610
Redwood Trust, Inc.	44,500	689,750
Saul Centers, Inc.	3,889	124,837
Sovran Self Storage, Inc.	12,368	376,358
Starwood Property Trust, Inc.	20,505	415,226
Sun Communities, Inc.	9,482	204,053
Sunstone Hotel Investors, Inc.	44,133	313,344
Tanger Factory Outlet Centers	23,078	861,733
U-Store-It Trust	46,640	291,500
Universal Health Realty Income Trust	6,741	219,420
Urstadt Biddle Properties, Inc.	12,686	185,089
Walter Investment Management Corp.	10,680	171,094
Washington Real Estate Investment Trust (b)	33,406	962,093
Winthrop Realty Trust	6,380	62,141

		30,241,965

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-171

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.2%
Avatar Holdings, Inc. (a)	3,358	$63,802
China Housing & Land Development, Inc. (a)	16,241	62,528
Consolidated-Tomoka Land Co. (b)	3,138	120,185
Forestar Group, Inc. (a) (b)	19,634	337,312
Tejon Ranch Co. (a) (b)	7,567	194,321

		778,148

Road & Rail—1.0%
Amerco, Inc. (a)	6,294	288,643
Arkansas Best Corp. (b)	14,542	435,387
Avis Budget Group, Inc. (a) (b)	59,874	799,917
Celadon Group, Inc. (a)	13,384	151,373
Dollar Thrifty Automotive Group, Inc. (a) (b)	13,161	323,629
Genesee & Wyoming, Inc. (a)	21,252	644,361
Heartland Express, Inc. (b)	29,653	427,003
Knight Transportation, Inc. (b)	32,100	538,638
Marten Transport, Ltd. (a)	8,816	150,401
Old Dominion Freight Line, Inc. (a)	15,573	473,886
Patriot Transportation Holdings, Inc. (b)	1,157	87,354
Saia, Inc. (a)	7,036	113,139
Universal Truckload Services, Inc. (a)	3,629	59,915
USA Truck, Inc. (a)	4,800	60,960
Werner Enterprises, Inc. (b)	23,989	446,915
YRC Worldwide, Inc. (a) (b)	37,074	164,979

		5,166,500

Semiconductors & Semiconductor Equipment—3.8%
Actel Corp. (a)	16,772	204,115
Advanced Analogic Technologies, Inc. (a)	24,209	96,110
Advanced Energy Industries, Inc. (a)	23,757	338,300
Amkor Technology, Inc. (a) (b)	58,594	403,127
Anadigics, Inc. (a)	35,789	168,566
Applied Micro Circuits Corp. (a)	37,849	378,112
Atheros Communications, Inc. (a) (b)	34,851	924,597
ATMI, Inc. (a)	18,191	330,167
Brooks Automation, Inc. (a)	36,289	280,514
Cabot Microelectronics Corp. (a)	13,254	462,034
Cavium Networks, Inc. (a)	20,774	446,018
Ceva, Inc. (a)	14,170	152,327
Cirrus Logic, Inc. (a)	36,678	203,930
Cohu, Inc.	16,023	217,272
Cymer, Inc. (a)	17,037	662,058
Diodes, Inc. (a)	18,315	331,318
DSP Group, Inc. (a)	13,388	108,978
Emcore Corp. (a) (b)	43,383	56,398
Entegris, Inc. (a)	66,045	326,923
Entropic Communications, Inc. (a)	31,443	86,154
Exar Corp. (a)	20,123	147,904
FEI Co. (a)	20,566	506,952
FormFactor, Inc. (a)	27,182	650,193
Hittite Microwave Corp. (a)	12,250	450,555
Intellon Corp. (a)	12,860	91,177
IXYS Corp. (a)	13,771	117,191
Kopin Corp. (a)	39,236	188,333
Kulicke & Soffa Industries, Inc. (a)	32,332	194,962
Lattice Semiconductor Corp. (a)	67,244	151,299

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Micrel, Inc.	25,706	$209,504
Microsemi Corp. (a)	45,971	725,882
Microtune, Inc. (a)	30,943	56,316
MIPS Technologies, Inc. (a)	25,612	96,557
MKS Instruments, Inc. (a)	28,003	540,178
Monolithic Power Systems, Inc. (a)	19,382	454,508
NetLogic Microsystems, Inc. (a)	10,349	465,705
OmniVision Technologies, Inc. (a)	28,309	460,871
Pericom Semiconductor Corp. (a)	16,354	160,433
Photronics, Inc. (a)	25,047	118,723
PLX Technology, Inc. (a)	19,623	66,130
Power Integrations, Inc. (b)	13,319	443,922
RF Micro Devices, Inc. (a)	151,807	824,312
Rubicon Technology, Inc. (a) (b)	7,716	114,505
Rudolph Technologies, Inc. (a)	18,288	135,331
Semitool, Inc. (a)	13,992	118,232
Semtech Corp. (a)	34,386	584,906
Sigma Designs, Inc. (a) (b)	14,609	212,269
Silicon Image, Inc. (a)	33,507	81,422
Silicon Storage Technology, Inc. (a)	41,443	100,292
Skyworks Solutions, Inc. (a)	95,397	1,263,056
Standard Microsystems Corp. (a)	14,611	339,121
Supertex, Inc. (a) (b)	6,854	205,620
Techwell, Inc. (a)	8,975	98,545
Tessera Technologies, Inc. (a)	27,229	759,417
Trident Microsystems, Inc. (a)	37,557	97,273
TriQuint Semiconductor, Inc. (a)	84,294	650,750
Ultratech, Inc. (a)	15,771	208,650
Veeco Instruments, Inc. (a)	17,629	411,108
Volterra Semiconductor Corp. (a)	12,513	229,864
White Electronic Designs Corp. (a)	13,766	63,599
Zoran Corp. (a)	28,437	327,594

		19,300,179

Software—4.4%
ACI Worldwide, Inc. (a)	19,206	290,587
Actuate Corp. (a)	24,071	139,130
Advent Software, Inc. (a) (b)	8,899	358,185
American Software, Inc.	16,487	107,660
ArcSight, Inc. (a)	10,639	256,081
Ariba, Inc. (a)	47,673	553,007
Blackbaud, Inc.	24,636	571,555
Blackboard, Inc. (a)	17,217	650,458
Bottomline Technologies, Inc. (a)	12,369	159,560
Commvault Systems, Inc. (a)	23,929	496,527
Concur Technologies, Inc. (a) (b)	23,980	953,445
DemandTec, Inc. (a) (b)	13,832	122,137
Double-Take Software, Inc. (a)	11,826	120,507
Ebix, Inc. (a) (b)	4,266	236,166
Epicor Software Corp. (a)	28,737	183,055
EPIQ Systems, Inc. (a) (b)	19,790	286,955
Fair Isaac Corp. (b)	27,275	586,140
FalconStor Software, Inc. (a)	17,377	86,364
GSE Systems, Inc. (a)	9,617	59,818
i2 Technologies, Inc. (a)	8,649	138,730
Informatica Corp. (a)	49,182	1,110,530

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-172

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Interactive Intelligence, Inc. (a)	8,397	$160,467
Jack Henry & Associates, Inc.	47,933	1,124,987
JDA Software Group, Inc. (a)	14,479	317,669
Kenexa Corp. (a)	15,403	207,632
Lawson Software, Inc. (a)	78,688	491,013
Manhattan Associates, Inc. (a)	12,581	254,136
Mentor Graphics Corp. (a)	50,714	472,147
MicroStrategy, Inc. (Class A) (a)	5,088	363,995
Monotype Imaging Holdings, Inc. (a)	12,841	107,993
MSC.Software Corp. (a)	27,127	228,138
Net 1 UEPS Technologies, Inc. (a)	22,227	465,878
NetScout Systems, Inc. (a)	14,099	190,477
NetSuite, Inc. (a)	9,774	149,542
OpenTV Corp. (a)	50,586	69,809
Opnet Technologies, Inc.	9,341	102,097
Parametric Technology Corp. (a)	64,025	884,825
Pegasystems, Inc. (b)	10,030	346,336
Progress Software Corp. (a)	23,135	524,008
PROS Holdings, Inc. (a)	11,234	94,590
Quality Systems, Inc. (b)	13,508	831,688
Quest Software, Inc. (a)	34,167	575,714
Radiant Systems, Inc. (a)	15,752	169,176
Rosetta Stone, Inc. (a) (b)	3,683	84,562
Smith Micro Software, Inc. (a)	18,686	230,959
SolarWinds, Inc. (a) (b)	7,129	157,052
Solera Holdings, Inc. (a)	39,599	1,231,925
Sourcefire, Inc. (a)	14,391	308,975
SPSS, Inc. (a)	9,983	498,651
SuccessFactors, Inc. (a) (b)	21,395	301,028
Symyx Technologies (a)	19,225	127,269
Synchronoss Technologies, Inc. (a)	11,423	142,445
Take-Two Interactive Software, Inc. (a)	45,955	515,156
Taleo Corp. (a)	17,927	405,867
TeleCommunication Systems, Inc.	22,959	191,937
THQ, Inc. (a)	38,813	265,481
TIBCO Software, Inc. (a)	97,329	923,652
TiVo, Inc. (a) (b)	60,220	623,879
Tyler Technologies, Inc. (a) (b)	19,804	338,450
Ultimate Software Group, Inc. (a) (b)	13,790	396,049
Vasco Data Security International, Inc. (a)	18,296	135,756

		22,478,007

Specialty Retail—3.3%
America’s Car-Mart, Inc. (b)	7,441	178,212
AnnTaylor Stores Corp. (a) (b)	34,485	547,967
Asbury Automotive Group, Inc.	19,165	243,012
Bebe Stores, Inc.	14,986	110,297
Big 5 Sporting Goods Corp.	15,464	233,506
Borders Group, Inc. (a) (b)	35,950	111,804
Brown Shoe Co., Inc. (b)	26,195	210,084
Cabela’s, Inc. (a) (b)	23,327	311,182
Cato Corp.	15,629	317,112
Charlotte Russe Holding, Inc. (a)	14,068	246,190
Charming Shoppes, Inc. (a) (b)	68,171	334,720
Christopher & Banks Corp.	20,680	140,004
Citi Trends, Inc. (a) (b)	8,551	243,447

Security Description	Shares	Value

Specialty Retail—(Continued)
Coldwater Creek, Inc. (a) (b)	34,146	$279,997
Collective Brands, Inc. (a)	35,851	621,298
Conn’s, Inc. (a) (b)	5,810	65,595
Dress Barn, Inc. (a) (b)	25,315	453,898
DSW, Inc. (Class A) (a)	9,118	145,614
Genesco, Inc. (a)	10,893	262,195
Group 1 Automotive, Inc. (b)	14,104	378,692
Gymboree Corp. (a)	16,854	815,397
Haverty Furniture Cos., Inc. (b)	10,391	122,718
hhgregg, Inc. (a) (b)	7,296	123,594
Hibbett Sports, Inc. (a) (b)	16,032	292,263
Hot Topic, Inc. (a)	24,702	185,018
J. Crew Group, Inc. (a)	28,944	1,036,774
Jo-Ann Stores, Inc. (a)	16,930	454,232
Jos. A. Bank Clothiers, Inc. (a)	10,216	457,370
Kirkland’s, Inc. (a)	8,071	115,012
Lithia Motors, Inc. (a)	10,676	166,439
Lumber Liquidators, Inc. (a)	8,821	191,327
Midas, Inc. (a)	10,186	95,748
Monro Muffler, Inc.	9,251	294,089
OfficeMax, Inc.	44,947	565,433
Pacific Sunwear of California, Inc. (a)	49,093	252,829
Pier 1 Imports, Inc. (a) (b)	52,821	204,417
Rent-A-Center, Inc. (a)	37,256	703,393
Sally Beauty Holdings, Inc. (a) (b)	53,088	377,456
Shoe Carnival, Inc. (a)	5,485	84,579
Sonic Automotive, Inc. (a)	14,515	152,407
Stage Stores, Inc.	20,885	270,670
Stein Mart, Inc. (a) (b)	15,504	197,056
Systemax, Inc. (a) (b)	7,935	96,252
The Buckle, Inc. (b)	14,781	504,623
The Children’s Place Retail Stores, Inc. (a) (b)	13,140	393,674
The Finish Line, Inc. (Class A) (a)	24,364	247,538
The Men’s Wearhouse, Inc. (b)	28,904	713,929
The Pep Boys-Manny, Moe & Jack	28,658	279,989
The Talbots, Inc. (a)	15,364	141,810
The Wet Seal, Inc. (a)	58,064	219,482
Tractor Supply Co. (a) (b)	20,616	998,227
Tween Brands, Inc. (a)	15,872	133,166
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,680	275,387
Zumiez, Inc. (a) (b)	13,421	220,239

		16,817,363

Textiles, Apparel & Luxury Goods—2.2%
American Apparel, Inc. (a) (b)	19,736	69,273
Carter’s, Inc. (a)	33,765	901,525
Cherokee, Inc. (b)	4,506	108,009
Columbia Sportswear Co.	7,050	290,178
CROCS, Inc. (a)	50,298	334,482
Deckers Outdoor Corp. (a)	7,325	621,526
FGX International Holdings, Ltd. (a) (b)	9,825	137,059
Fossil, Inc. (a)	27,050	769,573
Fuqi International, Inc. (a) (b)	6,095	178,462
G-III Apparel Group, Ltd. (a)	8,116	114,841
Iconix Brand Group, Inc. (a)	41,057	511,981
Jones Apparel Group, Inc.	49,417	886,047

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-173

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
K-Swiss, Inc. (b)	14,979	$131,665
Liz Claiborne, Inc. (a) (b)	57,287	282,425
lululemon athletica, inc. (a)	23,831	542,155
Maidenform Brands, Inc. (a)	14,280	229,337
Movado Group, Inc. (a)	10,013	145,489
Oxford Industries, Inc. (b)	8,566	168,750
Quiksilver, Inc. (a)	77,637	213,502
Skechers U.S.A., Inc. (a)	21,712	372,144
Steven Madden, Ltd. (a)	9,983	367,474
The Warnaco Group, Inc. (a)	26,292	1,153,167
Timberland Co. (Class A) (a)	26,846	373,696
True Religion Apparel, Inc. (a)	14,864	385,424
Under Armour, Inc. (a) (b)	18,492	514,632
UniFirst Corp.	8,113	360,623
Volcom, Inc. (a) (b)	12,211	201,237
Weyco Group, Inc. (b)	5,240	119,996
Wolverine World Wide, Inc.	27,831	691,322

		11,175,994

Thrifts & Mortgage Finance—1.4%
Abington Bancorp, Inc.	12,336	95,481
Astoria Financial Corp.	49,458	546,016
Bank Mutual Corp.	27,281	241,164
BankFinancial Corp.	11,879	113,801
Beneficial Mutual Bancorp, Inc. (a)	22,606	206,393
Berkshire Hill Bancorp, Inc.	7,472	163,936
Brookline Bancorp, Inc.	32,815	318,962
Clifton Savings Bancorp, Inc.	7,385	72,373
Danvers Bancorp, Inc. (b)	12,056	163,841
Dime Community Bancshares	15,501	177,176
ESB Financial Corp.	5,713	76,497
ESSA Bancorp, Inc.	8,799	116,235
First Defiance Financial Corp.	5,206	77,622
First Financial Holdings, Inc. (b)	6,397	102,160
First Financial Northwest, Inc. (b)	10,708	62,321
Flushing Financial Corp.	12,920	147,288
Home Federal Bancorp, Inc.	10,146	115,867
Kearny Financial Corp. (b)	11,434	119,142
MGIC Investment Corp. (a) (b)	72,941	540,493
NewAlliance Bancshares, Inc.	60,546	647,842
Northwest Bancorp, Inc.	11,002	251,286
OceanFirst Financial Corp. (b)	6,649	77,128
Ocwen Financial Corp. (a)	31,455	356,071
Oritani Financial Corp. (a)	9,458	129,007
Provident Financial Services, Inc.	33,586	345,600
Provident New York Bancorp	20,537	196,128
Radian Group, Inc.	49,247	521,033
Rockville Financial, Inc.	5,307	57,050
Roma Financial Corp.	6,169	76,681
The PMI Group, Inc. (a) (b)	44,923	190,923
TrustCo Bank Corp. (b)	42,029	262,681
United Financial Bancorp, Inc.	9,478	109,755
ViewPoint Financial Group (b)	7,611	106,858
Westfield Financial, Inc.	22,291	188,805
WSFS Financial Corp.	4,144	110,396

		7,084,012

Security Description	Shares	Value

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	51,865	$232,355
Universal Corp. (b)	14,179	592,966
Vector Group, Ltd. (b)	22,446	349,706

		1,175,027

Trading Companies & Distributors—0.8%
Aceto Corp.	18,035	119,031
Aircastle, Ltd.	24,542	237,321
Applied Industrial Technologies, Inc.	23,703	501,555
Beacon Roofing Supply, Inc. (a)	24,991	399,356
DXP Enterprises, Inc. (a) (b)	5,432	60,567
H&E Equipment Services, Inc. (a)	16,345	185,189
Houston Wire & Cable Co. (b)	10,450	115,472
Interline Brands, Inc. (a)	18,029	303,789
Kaman Corp. (b)	14,024	308,247
RSC Holdings, Inc. (a) (b)	32,853	238,841
Rush Enterprises, Inc. (a)	19,917	257,328
TAL International Group, Inc. (b)	8,589	122,136
Textainer Group Holdings, Ltd. (b)	5,684	91,001
Titan Machinery, Inc. (a) (b)	8,157	102,126
United Rentals, Inc. (a)	35,317	363,765
Watsco, Inc.	15,237	821,427

		4,227,151

Water Utilities—0.3%
American State Water Co.	10,586	383,001
Artesian Resources Corp. (b)	3,726	62,671
Cadiz, Inc. (a) (b)	7,887	92,278
California Water Service Group	10,941	426,043
Connecticut Water Service, Inc.	5,731	128,317
Consolidated Water Co., Inc. (b)	8,783	143,426
Middlesex Water Co.	8,945	134,891
Pennichuck Corp.	2,557	55,640
SJW Corp.	7,394	168,953
Southwest Water Co.	14,142	69,579
York Water Co.	6,695	92,793

		1,757,592

Wireless Telecommunication Services—0.3%
Centennial Communications Corp. (b)	48,612	387,924
iPCS, Inc. (a)	9,739	169,459
Renasant Corp. (b)	12,711	188,758
Syniverse Holdings, Inc. (a)	39,086	684,005
USA Mobility, Inc. (a)	13,071	168,354
Virgin Mobile USA, Inc. (a)	22,433	112,165

		1,710,665

Total Common Stock (Identified Cost $573,204,797)		505,209,801

Mutual Funds—0.5%

Exchange Traded Funds—0.5%
iShares Russell 2000 Index Fund (b)	41,600	2,505,568

Total Mutual Funds (Identified Cost $2,348,305)		2,505,568

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-174

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Short Term Investments—17.0%

Security Description	Shares/Par Amount	Value

Discount Notes—1.3%
Federal Home Loan Bank 0.010%, 10/28/09	$2,900,000	$2,899,848
Federal Home Loan Mortgage Corp. 0.010%, 11/16/09	3,750,000	3,749,113

		6,648,961

Mutual Funds—15.7%
State Street Navigator Securities Lending Prime Portfolio (d)	80,951,807	80,951,807

Total Short Term Investments (Identified Cost $87,600,768)		87,600,768

Total Investments—115.8% (Identified Cost $663,153,870) (e)		595,316,137
Liabilities in excess of other assets		(81,343,081)

Net Assets—100%		$513,973,056

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $77,946,498 and the collateral received consisted of cash in the amount of $80,951,807 and non-cash collateral with a value of $353,345. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Zero Valued Security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $664,124,534 and the composition of unrealized appreciation and depreciation of investment securities was $50,389,513 and $(119,197,910), respectively.

Futures Contracts
Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Net Unrealized Appreciation
Russell 2000 Mini Index Futures	Morgan Stanley	12/18/2009	97	$5,731,041	$5,849,100	$118,059

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$505,209,801	$—	$—	$505,209,801
Short Term Investments
Discount Notes	—	6,648,961	—	6,648,961
Mutual Funds	80,951,807	—	—	80,951,807
Total Short Term Investments	80,951,807	6,648,961	—	87,600,768
Total Exchange Traded Funds	2,505,568	—	—	2,505,568
Total Investments	$588,358,715	$6,648,961	$308,461	$595,316,137

Futures Contracts*
Futures Contracts Long (Appreciation)	$118,059	$—	$—	$118,059

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-175

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Lockheed Martin Corp.	43,000	$3,357,440
Precision Castparts Corp.	57,700	5,877,899

		9,235,339

Air Freight & Logistics—1.3%
Expeditors International of Washington, Inc.	138,500	4,868,275
United Parcel Service, Inc. (Class B)	82,406	4,653,467

		9,521,742

Beverages—1.6%
PepsiCo, Inc.	199,500	11,702,670

Biotechnology—2.5%
Celgene Corp. (a)	72,300	4,041,570
Gilead Sciences, Inc. (a)	313,800	14,616,804

		18,658,374

Capital Markets—6.4%
BlackRock, Inc. (b)	11,700	2,536,794
Franklin Resources, Inc.	38,600	3,883,160
Invesco, Ltd.	327,500	7,453,900
Morgan Stanley	154,000	4,755,520
Northern Trust Corp.	92,200	5,362,352
State Street Corp.	180,500	9,494,300
The Charles Schwab Corp.	246,300	4,716,645
The Goldman Sachs Group, Inc.	49,800	9,180,630

		47,383,301

Chemicals—2.2%
Monsanto Co.	82,200	6,362,280
Praxair, Inc.	124,000	10,129,560

		16,491,840

Commercial Banks—1.9%
PNC Financial Services Group, Inc.	90,300	4,387,677
U.S. Bancorp	190,800	4,170,888
Wells Fargo & Co.	202,500	5,706,450

		14,265,015

Commercial Services & Supplies—0.6%
Republic Services, Inc.	155,600	4,134,292

Communications Equipment—4.3%
Cisco Systems, Inc. (a)	417,000	9,816,180
Juniper Networks, Inc. (a)	235,300	6,357,806
QUALCOMM, Inc.	347,400	15,626,052

		31,800,038

Computers & Peripherals—6.1%
Apple, Inc. (a)	230,300	42,690,711
Toshiba Corp. (JPY)	520,000	2,712,541

		45,403,252

Security Description	Shares	Value

Construction & Engineering—0.1%
Quanta Services, Inc. (a) (b)	49,700	$1,099,861

Consumer Finance—0.8%
American Express Co.	182,700	6,193,530

Diversified Consumer Services—0.6%
Apollo Group, Inc. (Class A) (a)	56,100	4,132,887

Diversified Financial Services—3.2%
Bank of America Corp.	442,200	7,482,024
IntercontinentalExchange, Inc. (a)	43,400	4,218,046
JPMorgan Chase & Co.	272,600	11,945,332

		23,645,402

Electronic Equipment, Instruments & Components—0.7%
Dolby Laboratories, Inc. (Class A) (a) (b)	132,400	5,056,356

Energy Equipment & Services—2.9%
Cameron International Corp. (a)	133,500	5,048,970
Schlumberger, Ltd.	208,500	12,426,600
Smith International, Inc. (b)	142,100	4,078,270

		21,553,840

Food & Staples Retailing—2.7%
Costco Wholesale Corp.	107,800	6,086,388
CVS Caremark Corp.	188,390	6,733,059
Wal-Mart Stores, Inc.	154,200	7,569,678

		20,389,125

Food Products—0.7%
Nestle S.A. (CHF)	114,660	4,885,004

Health Care Equipment & Supplies—2.3%
Covidien, Plc.	50,750	2,195,445
Intuitive Surgical, Inc. (a)	28,030	7,350,867
St. Jude Medical, Inc. (a)	103,900	4,053,139
Stryker Corp.	85,400	3,879,722

		17,479,173

Health Care Providers & Services—6.9%
Express Scripts, Inc. (a)	182,100	14,127,318
McKesson Corp.	126,400	7,527,120
Medco Health Solutions, Inc. (a)	445,900	24,662,729
WellPoint, Inc. (a)	115,700	5,479,552

		51,796,719

Hotels, Restaurants & Leisure—2.5%
Carnival Corp. (a)	55,000	1,830,400
Marriott International, Inc. (b)	149,686	4,129,837
MGM Mirage (a)	175,100	2,108,204
Starbucks Corp. (a)	296,100	6,114,465
Wynn Macau, Ltd. (HKD) (a)	750,000	975,477
Yum! Brands, Inc.	113,200	3,821,632

		18,980,015

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-176

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—1.5%
Procter & Gamble Co.	194,605	$11,271,522

Industrial Conglomerates—0.9%
3M Co.	58,700	4,332,060
McDermott International, Inc. (a)	85,100	2,150,477

		6,482,537

Internet & Catalog Retail—5.3%
Amazon.com, Inc. (a)	326,600	30,491,376
Expedia, Inc. (a) (b)	226,045	5,413,778
priceline.com, Inc. (a) (b)	23,500	3,896,770

		39,801,924

Internet Software & Services—5.4%
Google, Inc. (Class A) (a)	66,500	32,974,025
Tencent Holdings, Ltd. (HKD)	455,400	7,369,642

		40,343,667

IT Services—7.0%
Accenture, Ltd. (Class A)	4,400	163,988
Accenture, Plc.	185,200	6,902,404
Automatic Data Processing, Inc.	120,800	4,747,440
Cia Brasileira de Meios de Pagamento S.A. (BRL) (a)	548,000	5,428,892
MasterCard, Inc. (b)	39,700	8,025,355
The Western Union Co.	510,500	9,658,660
Visa, Inc.	244,800	16,918,128

		51,844,867

Life Sciences Tools & Services—0.2%
Illumina, Inc. (a) (b)	34,800	1,479,000

Machinery—3.9%
Danaher Corp. (b)	331,000	22,282,920
Deere & Co.	57,600	2,472,192
PACCAR, Inc. (b)	117,500	4,430,925

		29,186,037

Media—1.5%
The McGraw-Hill Cos., Inc.	301,500	7,579,710
The Walt Disney Co.	120,400	3,306,184

		10,885,894

Metals & Mining—0.9%
Agnico-Eagle Mines, Ltd.	9,500	644,575
BHP Billiton, Ltd. (AUD)	176,700	5,838,806

		6,483,381

Multiline Retail—0.8%
Dollar Tree, Inc. (a)	49,600	2,414,528
Kohl’s Corp. (a)	61,200	3,491,460

		5,905,988

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—4.0%
EOG Resources, Inc.	59,200	$4,943,792
Exxon Mobil Corp.	98,816	6,779,766
Murphy Oil Corp.	60,900	3,506,013
Petroleo Brasileiro S.A. (ADR)	245,200	9,638,812
Suncor Energy, Inc.	147,800	5,107,968

		29,976,351

Pharmaceuticals—2.5%
Allergan, Inc.	167,200	9,490,272
Elan Corp., Plc. (ADR) (a)	280,700	1,995,777
Novo Nordisk A/S (DKK)	42,900	2,693,376
Teva Pharmaceutical Industries, Ltd. (ADR)	94,600	4,782,976

		18,962,401

Road & Rail—0.2%
Union Pacific Corp.	25,700	1,499,595

Semiconductors & Semiconductor Equipment—2.4%
Broadcom Corp. (a)	133,400	4,094,046
Intel Corp.	175,900	3,442,363
Marvell Technology Group, Ltd. (a)	474,900	7,688,631
Samsung Electronics Co., Ltd. (KRW)	3,385	2,333,871

		17,558,911

Software—3.9%
Autodesk, Inc. (a)	180,400	4,293,520
McAfee, Inc. (a)	185,600	8,127,424
Microsoft Corp.	500,400	12,955,356
Salesforce.com, Inc. (a) (b)	67,400	3,837,082

		29,213,382

Specialty Retail—2.6%
AutoZone, Inc. (a)	63,100	9,226,482
Carmax, Inc. (a)	83,800	1,751,420
Lowe’s Cos., Inc.	261,100	5,467,434
O’Reilly Automotive, Inc. (a) (b)	72,400	2,616,536

		19,061,872

Textiles, Apparel & Luxury Goods—0.8%
Nike, Inc. (b)	95,300	6,165,910

Trading Companies & Distributors—0.1%
Fastenal Co. (b)	19,700	762,390

Wireless Telecommunication Services—4.0%
American Tower Corp. (Class A) (a)	315,000	11,466,000
Crown Castle International Corp. (a) (b)	478,178	14,995,662
Leap Wireless International, Inc. (a) (b)	75,700	1,479,935
MetroPCS Communications, Inc. (a) (b)	188,700	1,766,232

		29,707,829

Total Common Stock (Identified Cost $681,920,762)		740,401,233

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-177

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Short Term Investments—5.9%

Security Description	Shares	Value

Mutual Funds—5.9%
State Street Navigator Securities Lending Prime Portfolio (c)	38,821,478	$38,821,478
T. Rowe Price Reserve Investment Fund (d)	5,329,159	5,329,159

Total Short Term Investments (Identified Cost $44,150,637)		44,150,637

Total Investments—105.3% (Identified Cost $726,071,399) (e)		784,551,870
Liabilities in excess of other assets		(39,415,522)

Net Assets—100%		$745,136,348

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $38,263,924 and the collateral received consisted of cash in the amount of $38,821,478. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $726,071,399 and the composition of unrealized appreciation and depreciation of investment securities was $91,170,419 and $ (32,689,948), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2008	Shares Purchased Since 12/31/2008	Shares Sold Since 12/31/2008	Number of Shares 9/30/2009	Realized Gain/Loss on Shares Sold	Income for Period Ended 09/30/2009
T. Rowe Price Reserve Investment Fund	15,889,577	88,926,262	99,486,680	5,329,159	$0	$26,759

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-178

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described bellow:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$9,235,339	$—	$—	$9,235,339
Air Freight & Logistics	9,521,742	—	—	9,521,742
Beverages	11,702,670	—	—	11,702,670
Biotechnology	18,658,374	—	—	18,658,374
Capital Markets	47,383,301	—	—	47,383,301
Chemicals	16,491,840	—	—	16,491,840
Commercial Banks	14,265,015	—	—	14,265,015
Commercial Services & Supplies	4,134,292	—	—	4,134,292
Communications Equipment	31,800,038	—	—	31,800,038
Computers & Peripherals	42,690,711	2,712,541	—	45,403,252
Construction & Engineering	1,099,861	—	—	1,099,861
Consumer Finance	6,193,530	—	—	6,193,530
Diversified Consumer Services	4,132,887	—	—	4,132,887
Diversified Financial Services	23,645,402	—	—	23,645,402
Electronic Equipment, Instruments & Components	5,056,356	—	—	5,056,356
Energy Equipment & Services	21,553,840	—	—	21,553,840
Food & Staples Retailing	20,389,125	—	—	20,389,125
Food Products	—	4,885,004	—	4,885,004
Health Care Equipment & Supplies	17,479,173	—	—	17,479,173
Health Care Providers & Services	51,796,719	—	—	51,796,719
Hotels, Restaurants & Leisure	18,004,538	975,477	—	18,980,015
Household Products	11,271,522	—	—	11,271,522
Industrial Conglomerates	6,482,537	—	—	6,482,537
Internet & Catalog Retail	39,801,924	—	—	39,801,924
Internet Software & Services	32,974,025	7,369,642	—	40,343,667
IT Services	46,415,975	5,428,892	—	51,844,867
Life Sciences Tools & Services	1,479,000	—	—	1,479,000
Machinery	29,186,037	—	—	29,186,037
Media	10,885,894	—	—	10,885,894
Metals & Mining	644,575	5,838,806	—	6,483,381
Multiline Retail	5,905,988	—	—	5,905,988
Oil, Gas & Consumable Fuels	29,976,351	—	—	29,976,351
Pharmaceuticals	16,269,025	2,693,376	—	18,962,401
Road & Rail	1,499,595	—	—	1,499,595
Semiconductors & Semiconductor Equipment	15,225,040	2,333,871	—	17,558,911
Software	29,213,382	—	—	29,213,382
Specialty Retail	19,061,872	—	—	19,061,872
Textiles, Apparel & Luxury Goods	6,165,910	—	—	6,165,910
Trading Companies & Distributors	762,390	—	—	762,390
Wireless Telecommunication Services	29,707,829	—	—	29,707,829
Total Common Stock	708,163,624	32,237,609	—	740,401,233
Short Term Investments
Mutual Funds	44,150,637	—	—	44,150,637
Total Investments	$752,314,261	$32,237,609	$—	$784,551,870

MSF-179

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
DynCorp International, Inc. (a)	45,400	$817,200
Esterline Technologies Corp. (a)	31,200	1,223,352
GenCorp, Inc. (a)	111,800	599,248
Heico Corp. (Class A)	16,200	549,342
TransDigm Group, Inc. (a)	48,700	2,425,747
Triumph Group, Inc. (b)	14,100	676,659

		6,291,548

Air Freight & Logistics—0.9%
HUB Group, Inc. (Class A) (a)	70,000	1,599,500
UTi Worldwide, Inc.	139,900	2,025,752

		3,625,252

Airlines—0.3%
Allegiant Travel Co. (a) (b)	29,800	1,135,082
Skywest, Inc.	16,700	276,886

		1,411,968

Auto Components—0.5%
Gentex Corp.	47,200	667,880
Tenneco, Inc. (a)	40,600	529,424
TRW Automotive Holdings Corp. (a)	51,300	859,275

		2,056,579

Beverages—0.3%
The Boston Beer Co., Inc. (a)	28,787	1,067,422

Biotechnology—5.8%
Acorda Therapeutics, Inc. (a)	22,700	528,456
Affymax, Inc. (a) (b)	9,800	234,122
Alexion Pharmaceuticals, Inc. (a)	57,500	2,561,050
Alkermes, Inc. (a)	67,800	623,082
Allos Therapeutics, Inc. (a) (b)	26,800	194,300
Alnylam Pharmaceuticals, Inc. (a) (b)	26,000	589,680
Amicus Therapeutics, Inc. (a) (b)	6,500	56,875
Array Biopharma, Inc. (a) (b)	33,400	79,492
BioMarin Pharmaceutical, Inc. (a) (b)	83,200	1,504,256
Cepheid (a) (b)	39,100	516,902
Cubist Pharmaceuticals, Inc. (a)	41,400	836,280
Human Genome Sciences, Inc. (a)	119,500	2,248,990
Idenix Pharmaceuticals, Inc. (a) (b)	26,100	80,649
Incyte Corp., Ltd. (a) (b)	268,400	1,811,700
InterMune, Inc. (a) (b)	26,500	422,145
Isis Pharmaceuticals, Inc. (a) (b)	20,100	292,857
Lexicon Pharmaceuticals, Inc. (a) (b)	75,400	160,602
Martek Biosciences Corp. (a)	21,900	494,721
Momenta Pharmaceuticals, Inc. (a)	28,100	298,141
Myriad Genetics, Inc. (a)	45,800	1,254,920
Myriad Pharmaceuticals, Inc. (a) (b)	10,625	62,262
Onyx Pharmaceuticals, Inc. (a)	43,800	1,312,686
OSI Pharmaceuticals, Inc. (a) (b)	43,800	1,546,140
PDL BioPharma, Inc. (a) (b)	68,200	537,416
Pharmasset, Inc. (a) (b)	18,900	399,546
Regeneron Pharmaceuticals, Inc. (a)	61,800	1,192,740
Rigel Pharmaceuticals, Inc. (a)	8,700	71,340

Security Description	Shares	Value

Biotechnology—(Continued)
Seattle Genetics, Inc. (a) (b)	60,200	$844,606
Senomyx, Inc. (a) (b)	67,300	271,219
Theravance, Inc. (a) (b)	29,000	424,560
United Therapeutics Corp. (a) (b)	34,600	1,695,054
Zymogenetics, Inc. (a)	34,040	205,602

		23,352,391

Building Products—0.0%
Builders FirstSource, Inc. (a) (b)	42,900	187,044

Capital Markets—2.3%
Affiliated Managers Group, Inc. (a) (b)	40,549	2,636,090
Cohen & Steers, Inc. (b)	12,500	300,000
E*Trade Financial Corp. (a)	281,100	491,925
Greenhill & Co., Inc.	16,800	1,504,944
Knight Capital Group, Inc. (a)	64,300	1,398,525
optionsXpress Holdings, Inc.	31,900	551,232
Penson Worldwide, Inc. (a)	21,700	211,358
RiskMetrics Group, Inc. (a) (b)	61,300	896,206
Stifel Financial Corp. (a) (b)	20,900	1,147,410

		9,137,690

Chemicals—1.9%
Airgas, Inc.	27,600	1,335,012
Intrepid Potash, Inc. (a) (b)	40,500	955,395
Koppers Holdings, Inc.	41,000	1,215,650
Nalco Holding Co.	68,700	1,407,663
The Scotts Miracle-Gro Co.	22,200	953,490
W.R. Grace & Co. (a)	75,800	1,647,892

		7,515,102

Commercial Banks—1.6%
Glacier Bancorp, Inc. (b)	65,100	972,594
Pinnacle Financial Partners, Inc. (a) (b)	46,700	593,557
Signature Bank (a)	63,000	1,827,000
SVB Financial Group (a) (b)	40,000	1,730,800
Texas Capital Bancshares, Inc. (a)	71,100	1,197,324

		6,321,275

Commercial Services & Supplies—1.7%
American Ecology Corp.	25,900	484,330
Cenveo, Inc. (a) (b)	129,600	896,832
Clean Harbors, Inc. (a)	20,600	1,158,956
Rollins, Inc.	40,700	767,195
The Brink’s Co.	32,200	866,502
Waste Connections, Inc. (a)	89,200	2,574,312

		6,748,127

Communications Equipment—4.5%
Adtran, Inc. (b)	59,900	1,470,545
Arris Group, Inc. (a)	89,200	1,160,492
Avocent Corp. (a)	29,425	596,445
Blue Coat Systems, Inc. (a)	77,500	1,750,725
Brocade Communications Systems, Inc. (a) (b)	184,800	1,452,528
Cogo Group, Inc. (a)	74,400	455,328

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-180

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
CommScope, Inc. (a) (b)	76,500	$2,289,645
Comtech Telecommunications Corp. (a) (b)	49,700	1,651,034
F5 Networks, Inc. (a)	86,200	3,416,106
Palm, Inc. (a) (b)	111,900	1,950,417
Plantronics, Inc.	21,100	565,691
Polycom, Inc. (a) (b)	58,093	1,553,988

		18,312,944

Computers & Peripherals—0.1%
Synaptics, Inc. (a) (b)	19,000	478,800

Construction & Engineering—0.5%
Dycom Industries, Inc. (a)	38,900	478,470
MYR Group, Inc. (a)	14,600	307,914
Quanta Services, Inc. (a) (b)	52,924	1,171,208

		1,957,592

Consumer Finance—0.1%
World Acceptance Corp. (a) (b)	16,000	403,360

Containers & Packaging—0.6%
Crown Holdings, Inc. (a)	48,700	1,324,640
Greif, Inc.	18,400	1,012,920

		2,337,560

Distributors—0.3%
LKQ Corp. (a)	65,700	1,218,078

Diversified Consumer Services—1.9%
American Public Education, Inc. (a) (b)	21,900	760,806
Brink’s Home Security Holdings, Inc. (a)	34,900	1,074,571
Capella Education Co. (a) (b)	21,900	1,474,746
DeVry, Inc.	8,100	448,092
ITT Educational Services, Inc. (a) (b)	11,900	1,313,879
Matthews International Corp.	34,100	1,206,458
Steiner Leisure, Ltd. (a)	33,900	1,212,264

		7,490,816

Diversified Financial Services—0.9%
Interactive Brokers Group, Inc. (a)	54,900	1,090,863
MSCI, Inc. (a)	90,100	2,668,762

		3,759,625

Diversified Telecommunication Services—0.3%
Cbeyond, Inc. (a) (b)	20,500	330,665
tw telecom, Inc. (a)	74,000	995,300

		1,325,965

Electrical Equipment—2.0%
Acuity Brands, Inc. (b)	60,400	1,945,484
General Cable Corp. (a)	37,000	1,448,550
II-VI, Inc. (a)	56,300	1,432,272
Thomas & Betts Corp. (a)	39,700	1,194,176
Woodward Governor Co.	82,100	1,991,746

		8,012,228

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—2.6%
Anixter International, Inc. (a) (b)	26,900	$1,078,959
CyberOptics Corp. (a) (b)	103,937	699,496
Dolby Laboratories, Inc. (Class A) (a) (b)	55,000	2,100,450
Itron, Inc. (a) (b)	24,400	1,565,016
Mettler Toledo International, Inc. (a)	30,300	2,744,877
Rofin-Sinar Technologies, Inc. (a)	34,400	789,824
Trimble Navigation, Ltd. (a)	33,200	793,812
TTM Technologies, Inc. (a) (b)	56,400	646,908

		10,419,342

Energy Equipment & Services—3.5%
Atwood Oceanics, Inc. (a)	45,000	1,587,150
Complete Production Services, Inc. (a)	98,600	1,114,180
Core Laboratories NV (b)	27,000	2,783,430
Dawson Geophysical Co. (a) (b)	14,800	405,224
Dresser-Rand Group, Inc. (a)	15,700	487,799
Gulf Island Fabrication, Inc.	33,500	627,790
ION Geophysical Corp. (a)	99,800	351,296
Oceaneering International, Inc. (a)	24,700	1,401,725
Oil States International, Inc. (a)	65,900	2,315,067
Superior Energy Services, Inc. (a)	70,000	1,576,400
Tesco Corp. (a)	24,800	197,904
Tetra Technologies, Inc. (a)	75,700	733,533
Unit Corp. (a)	13,000	536,250

		14,117,748

Food Products—0.4%
American Italian Pasta Co. (Class A) (a) (b)	34,100	926,838
Flowers Foods, Inc. (b)	31,900	838,651

		1,765,489

Health Care Equipment & Supplies—3.6%
American Medical Systems Holdings, Inc. (a) (b)	70,900	1,199,628
ArthroCare Corp. (a)	31,700	646,363
Edwards Lifesciences Corp. (a) (b)	22,800	1,593,948
Gen-Probe, Inc. (a) (b)	26,500	1,098,160
IDEXX Laboratories, Inc. (a) (b)	45,900	2,295,000
Immucor, Inc. (a)	52,350	926,595
Integra LifeSciences Holdings Corp. (a)	12,400	423,460
Masimo Corp. (a) (b)	33,100	867,220
Meridian Bioscience, Inc. (b)	87,300	2,183,373
Orthofix International NV (a)	20,500	602,495
Stereotaxis, Inc. (a) (b)	32,000	142,720
STERIS Corp.	45,400	1,382,430
Thoratec Corp. (a)	44,900	1,359,123

		14,720,515

Health Care Providers & Services—4.8%
Alliance Imaging, Inc. (a)	76,700	434,122
Amedisys, Inc. (a) (b)	33,733	1,471,771
Catalyst Health Solutions, Inc. (a)	60,600	1,766,490
Centene Corp. (a)	53,100	1,005,714
Chemed Corp.	17,300	759,297
Chindex International, Inc. (a)	25,800	324,564
Corvel Corp. (a)	19,300	548,120

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-181

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Gentiva Health Services, Inc. (a)	60,300	$1,508,103
Healthsouth Corp. (a) (b)	85,900	1,343,476
Healthspring, Inc. (a)	38,600	472,850
Healthways, Inc. (a)	31,200	477,984
inVentiv Health, Inc. (a)	31,200	521,976
Mednax, Inc. (a)	20,600	1,131,352
PharMerica Corp. (a) (b)	85,400	1,585,878
PSS World Medical, Inc. (a) (b)	51,000	1,113,330
Psychiatric Solutions, Inc. (a) (b)	28,500	762,660
Sun Healthcare Group, Inc. (a)	76,500	660,960
Tenet Healthcare Corp. (a)	377,800	2,221,464
VCA Antech, Inc. (a) (b)	53,000	1,425,170

		19,535,281

Health Care Technology—1.3%
Allscripts-Misys Heathcare Solutions, Inc. (a)	44,800	908,096
Cerner Corp. (a) (b)	23,600	1,765,280
Eclipsys Corp. (a)	54,600	1,053,780
MedAssets, Inc. (a)	40,000	902,800
Phase Forward, Inc. (a)	28,500	400,140
Vital Images, Inc. (a)	23,200	290,464

		5,320,560

Hotels, Restaurants & Leisure—2.9%
CEC Entertainment, Inc. (a)	27,400	708,564
Chipotle Mexican Grill, Inc. (a)	20,800	1,730,976
Choice Hotels International, Inc.	18,900	587,034
P.F. Chang’s China Bistro, Inc. (a) (b)	34,300	1,165,171
Panera Bread Co. (a)	24,600	1,353,000
Red Robin Gourmet Burgers, Inc. (a) (b)	42,600	869,892
The Cheesecake Factory (a) (b)	86,300	1,598,276
WMS Industries, Inc. (b)	82,750	3,687,340

		11,700,253

Household Durables—0.6%
Jarden Corp. (a) (b)	41,800	1,173,326
Tempur-Pedic International, Inc. (a)	56,400	1,068,216

		2,241,542

Household Products—0.4%
Church & Dwight Co., Inc.	26,000	1,475,240

Insurance—1.6%
Amtrust Financial Services, Inc.	56,300	642,383
HCC Insurance Holdings, Inc.	74,300	2,032,105
Max Capital Group, Ltd.	39,000	833,430
Navigators Group, Inc. (a)	16,800	924,000
RLI Corp. (b)	10,300	543,634
StanCorp Financial Group, Inc.	32,300	1,303,951

		6,279,503

Internet & Catalog Retail—1.2%
Blue Nile, Inc. (a)	5,325	330,789
PetMed Express, Inc. (b)	43,900	827,515
priceline.com, Inc. (a) (b)	19,500	3,233,490

Security Description	Shares	Value

Internet & Catalog Retail—(Continued)
Shutterfly, Inc. (a)	38,300	$636,929

		5,028,723

Internet Software & Services—2.6%
Art Technology Group, Inc. (a)	116,700	450,462
AsiaInfo Holdings, Inc. (a) (b)	48,600	970,542
Digital River, Inc. (a)	56,700	2,286,144
j2 Global Communications, Inc. (a)	61,400	1,412,814
MercadoLibre, Inc. (a) (b)	21,000	807,660
Perficient, Inc. (a)	86,500	715,355
S1 Corp. (a)	75,500	466,590
SINA Corp. (a)	36,200	1,374,152
Sohu.com, Inc. (a)	16,700	1,148,626
ValueClick, Inc. (a)	77,200	1,018,268

		10,650,613

IT Services—4.3%
CACI International, Inc. (Class A) (a)	9,700	458,519
Cybersource Corp. (a)	110,700	1,845,369
Genpact, Ltd. (a)	64,100	788,430
Global Payments, Inc.	60,220	2,812,274
Heartland Payment Systems, Inc.	21,060	305,581
Mantech International Corp. (a)	14,100	664,956
NCI, Inc. (a) (b)	99,469	2,850,781
NeuStar, Inc. (a) (b)	41,200	931,120
Perot Systems Corp. (a)	49,200	1,461,240
SRA International, Inc. (a)	39,700	857,123
TeleTech Holdings, Inc. (a)	64,700	1,103,782
TNS, Inc. (a)	59,718	1,636,273
Unisys Corp. (a) (b)	243,000	648,810
Wright Express Corp. (a)	29,000	855,790

		17,220,048

Leisure Equipment & Products—0.8%
Brunswick Corp.	54,500	652,910
Polaris Industries, Inc.	37,700	1,537,406
Pool Corp. (b)	42,600	946,572

		3,136,888

Life Sciences Tools & Services—1.9%
Bio-Rad Laboratories, Inc. (a)	13,000	1,194,440
Dionex Corp. (a)	11,900	773,143
eResearch Technology, Inc. (a)	62,200	435,400
Exelixis, Inc. (a) (b)	102,000	650,760
Illumina, Inc. (a) (b)	67,500	2,868,750
Parexel International Corp. (a)	53,000	720,270
Techne Corp. (a)	13,500	844,425

		7,487,188

Machinery—4.8%
Actuant Corp.	151,300	2,429,878
Bucyrus International, Inc.	15,800	562,796
Chart Industries, Inc. (a)	58,200	1,256,538
Gardner Denver, Inc. (a)	67,000	2,336,960
Graco, Inc. (b)	57,300	1,596,951

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-182

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
IDEX Corp.	55,900	$1,562,405
John Bean Technologies Corp.	50,800	923,036
Nordson Corp. (b)	29,200	1,637,828
Robbins & Myers, Inc.	30,100	706,748
The Middleby Corp. (a) (b)	31,900	1,754,819
Toro Co. (b)	52,800	2,099,856
Valmont Industries, Inc.	8,900	758,102
Wabtec Corp. (b)	46,300	1,737,639

		19,363,556

Marine—0.5%
Horizon Lines, Inc. (b)	50,600	321,310
Kirby Corp. (a)	43,200	1,590,624

		1,911,934

Media—1.6%
CTC Media, Inc. (a)	57,900	910,188
John Wiley & Sons, Inc.	44,300	1,540,754
Knology, Inc. (a)	60,700	591,825
Liberty Media Capital Corp. (Series A) (a)	95,700	2,002,044
National CineMedia, Inc.	50,000	848,500
SIRIUS XM Radio, Inc. (a) (b)	1,150,200	730,377

		6,623,688

Metals & Mining—0.6%
Carpenter Technology Corp.	37,400	874,786
Compass Minerals International, Inc.	25,100	1,546,662

		2,421,448

Multiline Retail—0.4%
Big Lots, Inc. (a)	69,700	1,743,894

Oil, Gas & Consumable Fuels—2.9%
Alpha Natural Resources, Inc. (a)	18,870	662,337
Arena Resources, Inc. (a)	40,000	1,420,000
Bill Barrett Corp. (a) (b)	36,300	1,190,277
Cabot Oil & Gas Corp.	11,300	403,975
Comstock Resources, Inc. (a)	53,300	2,136,264
Concho Resources, Inc. (a)	61,800	2,244,576
Goodrich Petroleum Corp. (a) (b)	31,300	807,853
Penn Virginia Corp.	41,300	946,183
St. Mary Land & Exploration Co.	55,600	1,804,776

		11,616,241

Personal Products—1.6%
Alberto-Culver Co.	60,800	1,682,944
Chattem, Inc. (a) (b)	30,200	2,005,582
Herbalife, Ltd.	41,600	1,361,984
NBTY, Inc. (a)	39,600	1,567,368

		6,617,878

Pharmaceuticals—1.2%
Cadence Pharmaceuticals, Inc. (a) (b)	36,700	405,902
Salix Pharmaceuticals, Ltd. (a)	38,900	827,014

Security Description	Shares	Value

Pharmaceuticals—(Continued)
The Medicines Co. (a)	83,000	$913,830
Valeant Pharmaceuticals International (a) (b)	61,600	1,728,496
ViroPharma, Inc. (a)	38,900	374,218
XenoPort, Inc. (a) (b)	28,100	596,563

		4,846,023

Professional Services—1.7%
Administaff, Inc.	24,900	654,123
Exponent, Inc. (a)	9,700	273,249
Huron Consulting Group, Inc. (a) (b)	28,400	733,572
IHS, Inc. (a) (b)	24,100	1,232,233
Korn/Ferry International (a)	53,300	777,647
Resources Connection, Inc. (a)	109,600	1,869,776
Watson Wyatt Worldwide, Inc.	33,900	1,476,684

		7,017,284

Real Estate Investment Trusts—0.6%
PS Business Parks, Inc.	9,800	502,936
Taubman Centers, Inc. (b)	50,600	1,825,648

		2,328,584

Real Estate Management & Development—0.5%
Forest City Enterprises, Inc. (a) (b)	86,400	1,155,168
Jones Lang LaSalle, Inc. (b)	14,600	691,602

		1,846,770

Road & Rail—1.0%
Avis Budget Group, Inc. (a) (b)	66,900	893,784
Landstar System, Inc.	56,600	2,154,196
Old Dominion Freight Line, Inc. (a)	39,400	1,198,942

		4,246,922

Semiconductors & Semiconductor Equipment —6.2%
Advanced Energy Industries, Inc. (a)	80,000	1,139,200
Atmel Corp. (a)	332,000	1,391,080
Cabot Microelectronics Corp. (a)	19,400	676,284
Cymer, Inc. (a)	45,600	1,772,016
Cypress Semiconductor Corp. (a) (b)	123,200	1,272,656
Diodes, Inc. (a)	40,300	729,027
FEI Co. (a)	40,800	1,005,720
FormFactor, Inc. (a) (b)	35,500	849,160
Intersil Corp.	28,464	435,784
Micrel, Inc.	111,000	904,650
Microsemi Corp. (a)	116,200	1,834,798
ON Semiconductor Corp. (a)	294,600	2,430,450
Pericom Semiconductor Corp. (a)	42,735	419,230
PMC-Sierra, Inc. (a)	150,200	1,435,912
Semtech Corp. (a)	100,600	1,711,206
Silicon Laboratories, Inc. (a)	54,600	2,531,256
Standard Microsystems Corp. (a)	11,700	271,557
Tessera Technologies, Inc. (a)	37,500	1,045,875
Varian Semiconductor Equipment Associates, Inc. (a) (b)	77,950	2,559,878
Veeco Instruments, Inc. (a)	36,600	853,512

		25,269,251

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-183

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—7.4%
Actuate Corp. (a)	133,119	$769,428
Ansys, Inc. (a)	43,030	1,612,334
Blackboard, Inc. (a) (b)	53,800	2,032,564
Commvault Systems, Inc. (a)	46,200	958,650
Epicor Software Corp. (a) (b)	55,400	352,898
FactSet Research Systems, Inc.	47,700	3,159,648
Informatica Corp. (a)	163,800	3,698,604
Jack Henry & Associates, Inc.	32,300	758,081
Kenexa Corp. (a)	49,600	668,608
Micros Systems, Inc. (a)	75,900	2,291,421
Monotype Imaging Holdings, Inc. (a)	102,405	861,226
Parametric Technology Corp. (a)	95,600	1,321,192
Progress Software Corp. (a)	19,000	430,350
Quest Software, Inc. (a)	64,800	1,091,880
Rovi Corp. (a)	98,800	3,319,680
Solera Holdings, Inc. (a)	47,200	1,468,392
Sybase, Inc. (a) (b)	62,900	2,446,810
Taleo Corp. (a)	76,170	1,724,489
TIBCO Software, Inc. (a)	118,500	1,124,565

		30,090,820

Specialty Retail—3.8%
Aaron’s, Inc. (b)	46,000	1,214,400
Aeropostale, Inc. (a)	67,750	2,945,092
Dress Barn, Inc. (a) (b)	66,500	1,192,345
Guess?, Inc.	39,500	1,463,080
Gymboree Corp. (a)	66,900	3,236,622
Hibbett Sports, Inc. (a) (b)	38,550	702,767
J. Crew Group, Inc. (a)	18,400	659,088
Office Depot, Inc. (a)	152,300	1,008,226
The Children’s Place Retail Stores, Inc. (a) (b)	27,700	829,892
Tractor Supply Co. (a) (b)	41,200	1,994,904
Zumiez, Inc. (a) (b)	16,000	262,560

		15,508,976

Textiles, Apparel & Luxury Goods—2.3%
Deckers Outdoor Corp. (a) (b)	12,600	1,069,110
Fossil, Inc. (a)	40,349	1,147,929
Hanesbrands, Inc. (a) (b)	67,400	1,442,360
Iconix Brand Group, Inc. (a)	48,500	604,795
Phillips-Van Heusen Corp.	62,800	2,687,212
The Warnaco Group, Inc. (a)	51,900	2,276,334

		9,227,740

Thrifts & Mortgage Finance—0.3%
Danvers Bancorp, Inc. (a) (b)	41,100	558,549
MGIC Investment Corp. (a) (b)	34,800	257,868
Radian Group, Inc. (b)	25,400	268,732

		1,085,149

Security Description	Shares	Value

Trading Companies & Distributors—0.9%
Beacon Roofing Supply, Inc. (a) (b)	79,500	$1,270,410
MSC Industrial Direct Co.	40,500	1,764,990
RSC Holdings, Inc. (a) (b)	85,300	620,131

		3,655,531

Wireless Telecommunication Services—0.9%
Leap Wireless International, Inc. (a) (b)	20,100	392,955
SBA Communications Corp. (a)	97,400	2,632,722
Syniverse Holdings, Inc. (a)	43,800	766,500

		3,792,177

Total Common Stock (Identified Cost $407,816,712)		403,324,165

Short Term Investments—13.0%

Mutual Funds—13.0%
State Street Navigator Securities Lending Prime Portfolio (c)	50,581,764	50,581,764
T. Rowe Price Reserve Investment Fund (d)	1,890,924	1,890,924

Total Short Term Investments (Identified Cost $52,472,688)		52,472,688

Total Investments—112.8% (Identified Cost $460,289,400) (e)		455,796,853
Liabilities in excess of other assets		(51,580,044)

Net Assets—100%		$404,216,809

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $49,372,235 and the collateral received consisted of cash in the amount of $50,581,764 and non-cash collateral with a value of $208,863. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $460,709,164 and the composition of unrealized appreciation and depreciation of investment securities was $49,260,724 and $(54,173,035), respectively.

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2008	Shares Purchased Since 12/31/2008	Shares Sold Since 12/31/2008	Number of Shares 09/30/2009	Realized Gain/Loss on Shares Sold	Income for Period Ended 09/30/2009
T. Rowe Price Reserve Investment Fund	5,080,171	29,695,678	32,884,925	1,890,924	$0	$24,486

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-184

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock	$403,324,165	$—	$—	$403,324,165
Total Short Term Investments	52,472,688	—	—	52,472,688
Total Investments	$455,796,853	$—	$—	$455,796,853

MSF-185

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Common Stock—95.2% of Net Assets

Security Description	Shares	Value

Bermuda—0.5%
African Minerals, Ltd. (GBP) (a)	350,000	$2,158,051

Brazil—3.0%
Petroleo Brasileiro S.A. (ADR)	261,800	12,016,620

Canada—17.1%
Agnico-Eagle Mines, Ltd. (b)	168,400	11,425,940
Barrick Gold Corp.	61,000	2,311,900
Canadian Natural Resources, Ltd.	152,000	10,212,880
First Quantum Minerals, Ltd. (b)	150,400	9,819,521
Goldcorp, Inc.	143,100	5,776,947
IAMGOLD Corp. (b)	683,100	9,659,034
Kinross Gold Corp. (b)	205,200	4,452,840
Osisko Mining Corp. (a)	580,700	4,311,311
Osisko Mining Corp. (Additional Share Issue) (a)	100,300	751,770
Pacific Rubiales Energy Corp. (a) (b)	442,600	5,473,932
Red Back Mining, Inc. (a) (b)	476,000	5,340,932
Timberwest Forest Corp.	68,200	239,812

		69,776,819

Channel Islands—4.3%
Randgold Resources, Ltd. (ADR) (b)	250,400	17,497,952

Kazakhstan—1.6%
KazMunaiGas Exploration Production (GDR)	287,300	6,429,774

Netherlands Antilles—3.3%
Schlumberger, Ltd.	227,600	13,564,960

Switzerland—8.8%
Noble Corp.	202,000	7,667,920
Transocean, Ltd. (a)	168,900	14,446,017
Weatherford International, Ltd. (a)	663,000	13,743,990

		35,857,927

United Kingdom—5.2%
BHP Billiton, Plc.	152,600	4,199,126
Heritage Oil, Plc. (a)	501,600	3,948,303
Rio Tinto, Plc. (ADR)	24,000	4,086,960
Xstrata, Plc.	606,000	8,936,086

		21,170,475

United States—51.4%
Alpha Natural Resources, Inc. (a)	270,000	9,477,000
Anadarko Petroleum Corp.	194,850	12,222,940
Cabot Oil & Gas Corp.	204,200	7,300,150
Cameron International Corp. (a) (b)	106,500	4,027,830
Comstock Resources, Inc. (a)	98,350	3,941,868
Concho Resources, Inc. (a)	113,750	4,131,400
ConocoPhillips	162,000	7,315,920
Dril-Quip, Inc. (a)	67,600	3,355,664
EQT Corp.	108,800	4,634,880
Freeport-McMoRan Copper & Gold, Inc. (a)	227,600	15,615,636
General Cable Corp. (a) (b)	65,000	2,544,750
Halliburton Co.	237,200	6,432,864

Security Description	Shares	Value

United States—(Continued)
Hess Corp.	132,100	$7,062,066
Kaiser Aluminum Corp.	103,300	3,755,988
Louisiana-Pacific Corp. (a) (b)	336,200	2,242,454
Mariner Energy, Inc. (a)	388,000	5,501,840
Monsanto Co.	52,900	4,094,460
MYR Group, Inc. (a)	71,940	1,517,215
Newfield Exploration Co. (a)	325,100	13,836,256
Noble Energy, Inc.	159,100	10,494,236
NRG Energy, Inc. (a) (b)	253,000	7,132,070
Occidental Petroleum Corp.	187,300	14,684,320
PetroHawk Energy Corp. (a)	266,900	6,461,649
Quanta Services, Inc. (a)	499,000	11,042,870
Quicksilver Resources, Inc. (a) (b)	987,800	14,016,882
Southwestern Energy Co. (a)	128,400	5,480,112
Steel Dynamics, Inc.	468,400	7,185,256
Terex Corp. (b)	118,000	2,446,140
Weyerhaeuser Co.	95,700	3,507,405
XTO Energy, Inc.	191,200	7,900,384

		209,362,505

Total Common Stock (Identified Cost $292,025,223)		387,835,083

Exchange Traded Funds—2.0%

United States—2.0%
iShares Silver Trust	504,900	8,270,262

Total Exchange Traded Funds (Identified Cost $6,759,487)		8,270,262

Short Term Investments—10.5%

United States—10.5%
AIM STIT-STIC Prime Portfolio	12,202,714	12,202,714
State Street Navigator Securities Lending Prime Portfolio (c)	30,746,516	30,746,516

Total Short Term Investments (Identified Cost $42,949,230)		42,949,230

Total Investments—107.7% (Identified Cost $341,733,940) (d)		439,054,575
Liabilities in excess of other assets		(31,487,401)

Net Assets—100%		$407,567,174

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $30,109,592 and the collateral received consisted of cash in the amount of $30,746,516. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-186

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $341,733,940 and the composition of unrealized appreciation and depreciation of investment securities was $98,403,077 and $(1,082,442), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(GBP)—	British Pound

Ten Largest Industries as of September 30, 2009	Percentage of Net Assets
Oil, Gas & Consumable Fuels	41.3%
Metals & Mining	28.8%
Energy Equipment & Services	15.5%
Construction & Engineering	3.1%
Exchange Traded Funds	2.0%
Independent Power Producers & Energy Traders	1.7%
Paper & Forest Products	1.5%
Gas Utilities	1.1%
Chemicals	1.0%
Electrical Equipment	0.6%

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Bermuda	$—	$2,158,051	$—	$2,158,051
Brazil	12,016,620	—	—	12,016,620
Canada	43,839,541	25,937,278	—	69,776,819
Channel Islands	17,497,952	—	—	17,497,952
Kazakhstan	6,429,774	—	—	6,429,774
Netherlands Antilles	13,564,960	—	—	13,564,960
Switzerland	35,857,927	—	—	35,857,927
United Kingdom	4,086,960	17,083,515	—	21,170,475
United States	209,362,505	—	—	209,362,505
Total Common Stock	342,656,239	45,178,844	—	387,835,083
Exchange Traded Funds
United States	8,270,262	—	—	8,270,262
Short Term Investments
United States	42,949,230	—	—	42,949,230
Total Investments	$393,875,731	$45,178,844	$—	$439,054,575

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-187

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—96.1% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—1.1%
Hawker Beechcraft Acquisition Co., LLC 8.875%, 04/01/15	$4,578,000	$2,929,920
L-3 Communications Corp. 6.375%, 10/15/15	1,845,000	1,863,450
The Boeing Co. 4.875%, 02/15/20	990,000	1,021,214
TransDigm, Inc. (144A) 7.750%, 07/15/15	2,085,000	2,025,056

		7,839,640

Airlines—0.5%
Delta Air Lines, Inc. (144A) 9.500%, 09/15/14	380,000	380,000
11.750%, 03/15/15	420,000	391,650
Delta Air Lines, Inc. 6.821%, 08/10/22	875,352	809,700
Northwest Airlines, Inc. 1.175%, 05/20/14 (a)	1,913,626	1,607,446

		3,188,796

Asset Backed—4.1%
ACE Securities Corp. 0.376%, 02/25/31 (a)	1,472,014	1,086,006
Amortizing Residential Collateral Trust 2.046%, 08/25/32 (a)	105,106	28,433
Asset Backed Securities Corp. 3.093%, 04/15/33 (a)	50,510	18,324
Bear Stearns Asset Backed Securities Trust 0.616%, 01/25/34 (a)	75,320	51,550
1.496%, 08/25/37 (a)	3,181,133	2,055,481
6.000%, 10/25/36	4,846,886	2,698,100
6.500%, 10/25/36	4,854,817	2,580,085
Conseco Financial Corp. 7.070%, 01/15/29	249,417	240,879
Countrywide Asset Backed Certificates 1.496%, 06/25/34 (a)	262,572	17,735
Countrywide Home Equity Loan Trust 0.383%, 12/25/31 (a)	1,998,649	709,725
Ellington Loan Acquisition Trust (144A) 1.246%, 05/25/37 (a)	3,026,149	2,462,005
1.496%, 05/25/37 (a)	4,400,000	1,556,127
EMC Mortgage Loan Trust (144A) 0.696%, 05/25/43 (a)	2,189,694	1,652,059
0.946%, 01/25/41 (a)	700,000	485,774
GMAC Mortgage Corp. Loan Trust 0.456%, 11/25/36 (a)	7,817,207	2,622,238
GSAMP Trust 0.336%, 07/05/36 (a)	875,013	71,079
GSAMP Trust (144A) 0.356%, 05/25/36 (a)	1,099,924	1,011,919
GSRPM Mortgage Loan Trust (144A) 0.546%, 03/25/35 (a)	1,809,434	906,580
Indymac Seconds Asset Backed Trust 0.376%, 06/25/36 (a)	2,768,068	231,000

Security Description	Par Amount	Value

Asset Backed—(Continued)
Lehman XS Trust 0.366%, 06/25/37 (a)	$1,584,687	$1,123,353
Long Beach Mortgage Loan Trust 0.766%, 01/21/31 (a)	42,576	28,117
Mid-State Trust 7.340%, 07/01/35	465,083	424,705
Morgan Stanley Mortgage Loan Trust 0.396%, 03/25/36 (a)	1,557,323	253,451
Nelnet Student Loan Trust 1.984%, 04/25/24 (a)	1,680,000	1,720,892
RAAC Series (144A) 0.496%, 08/25/35 (a)	1,831,307	1,010,780
SACO I, Inc. 0.376%, 06/25/36 (a) (b)	2,139,244	204,268
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (c)	35,690	0
7.750%, 04/27/33 (c)	783	0
SLM Student Loan Trust 0.494%, 07/25/17 (a)	786,619	786,087
Structured Asset Securities Corp. 0.496%, 11/25/37 (a)	1,958,306	1,764,529
Structured Asset Securities Corp. (144A) 0.356%, 02/25/36 (a) (b)	1,596,124	130,864

		27,932,145

Auto Components—0.6%
Allison Transmission (144A) 11.250%, 11/01/15	3,900,000	3,627,000
Keystone Automotive Operations, Inc. 9.750%, 11/01/13	775,000	203,437

		3,830,437

Automobiles—0.3%
Motors Liquidation Co. 8.250%, 07/15/23 (b) (d)	685,000	106,175
8.375%, 07/15/33 (b) (d)	10,380,000	1,686,750

		1,792,925

Beverages—0.2%
PepsiCo, Inc. 7.900%, 11/01/18	1,110,000	1,401,617

Building Products—0.6%
Associated Materials, Inc. 9.750%, 04/15/12	3,330,000	3,271,725
Nortek, Inc. 8.500%, 09/01/14 (b)	930,000	641,700

		3,913,425

Capital Markets—0.9%
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (b)	2,890,000	289

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-188

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	$350,000	$368,094
Morgan Stanley 0.960%, 10/18/16 (a)	490,000	437,525
5.625%, 01/09/12	1,290,000	1,366,883
The Bear Stearns Cos., LLC 6.400%, 10/02/17	470,000	511,298
7.250%, 02/01/18	2,300,000	2,626,697
The Goldman Sachs Group, Inc. 4.500%, 06/15/10	1,110,000	1,138,553

		6,449,339

Collateralized-Mortgage Obligation—14.2%
American Home Mortgage Investment Trust 0.536%, 11/25/45 (a)	1,407,156	739,237
5.294%, 06/25/45	3,002,646	1,843,539
Banc of America Funding Corp. 0.416%, 05/20/36 (a)	1,261,421	605,774
Banc of America Mortgage Securities, Inc. 4.797%, 09/25/35 (a)	3,827,170	3,060,854
5.182%, 12/25/34 (a)	8,380,105	7,140,245
Bear Stearns Adjustable Rate Mortgage Trust 4.650%, 10/25/35 (a)	2,700,000	1,852,564
Citigroup Mortgage Loan Trust, Inc. 5.094%, 12/25/35 (a)	5,185,301	2,782,213
Countrywide Alternative Loan Trust 0.446%, 05/25/36 (a)	2,460,071	1,197,701
0.603%, 11/20/35 (a)	4,634,676	2,498,417
Countrywide Home Loan Mortgage Pass-Through Trust (144A)
0.606%, 03/25/35 (a)	571,574	428,508
0.666%, 11/25/34 (a)	353,090	233,262
Crusade Global Trust 0.482%, 09/18/34 (a)	362,919	336,950
Greenpoint Mortgage Funding Trust 0.326%, 03/25/37 (a)	4,792,798	2,653,508
GSMPS Mortgage Loan Trust (144A) 0.596%, 01/25/35 (a)	1,417,078	863,698
0.596%, 09/25/35 (a)	790,093	507,717
GSR Mortgage Loan Trust 4.332%, 10/25/35 (a)	687,079	529,781
5.168%, 01/25/36 (a)	2,732,442	2,328,242
Harborview Mortgage Loan Trust 0.466%, 06/25/37 (a)	6,402,470	2,954,357
0.496%, 01/19/36 (a)	2,156,941	1,118,550
1.246%, 08/19/37 (a)	6,633,330	3,696,703
Impac Secured Assets CMN Owner Trust 0.566%, 03/25/36 (a)	2,113,617	906,341
0.596%, 08/25/36 (a)	499,577	394,334
Indymac INDA Mortgage Loan Trust 6.187%, 11/25/37 (a)	3,137,226	2,214,611
Indymac Index Mortgage Loan Trust 0.606%, 01/25/35 (a)	1,218,527	708,615
4.492%, 03/25/35 (a)	1,148,028	741,962
5.653%, 08/25/37 (a)	5,318,853	2,873,834

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Lehman XS Trust 0.376%, 06/25/37 (a)	$4,807,577	$3,115,238
Luminent Mortgage Trust 0.436%, 05/25/46 (a)	2,676,903	1,079,184
Mastr Seasoned Securities Trust 5.289%, 10/25/32 (a)	594,038	478,230
Merit Securities Corp. (144A) 1.746%, 09/28/32 (a)	548,484	392,782
Merrill Lynch Mortgage Investors, Inc. 5.036%, 05/25/34 (a)	927,827	856,435
Morgan Stanley Mortgage Loan Trust 0.566%, 01/25/35 (a)	1,722,933	980,510
3.433%, 06/26/36 (a)	2,821,042	2,298,758
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	490,986	436,363
6.500%, 10/25/34	596,283	514,968
Novastar Mortgage-Backed Notes 0.436%, 06/25/36 (a)	2,697,154	1,277,739
Prime Mortgage Trust (144A) 6.000%, 05/25/35	1,005,984	970,775
6.000%, 11/25/36	4,758,739	3,925,960
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	2,393,593	2,291,866
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	6,755,229	5,646,949
RBSGC Mortgage Pass-Through Certificates 0.696%, 01/25/37 (a)	2,974,995	1,494,564
Structured Adjustable Rate Mortgage Loan Trust 5.141%, 01/25/35 (a)	1,604,082	1,257,434
5.627%, 09/25/35 (a)	2,650,978	1,896,811
Structured Asset Mortgage Investments, Inc. 4.468%, 08/25/35 (a)	234,188	151,292
Structured Asset Securities Corp. (144A) 0.596%, 06/25/35 (a)	1,496,151	1,118,806
WaMu Mortgage Pass-Through Certificates 0.516%, 12/25/45 (a)	4,308,267	2,575,632
0.526%, 11/25/45 (a)	3,110,223	1,814,076
0.536%, 07/25/45 (a)	58,187	35,178
0.536%, 10/25/45 (a)	1,790,988	967,317
5.319%, 08/25/36 (a)	5,737,700	4,506,147
5.500%, 04/25/37 (a)	2,501,602	1,876,138
5.595%, 03/25/37 (a)	2,792,233	1,755,566
5.605%, 11/25/36 (a)	3,700,000	2,485,203
5.924%, 09/25/36 (a)	1,523,980	1,137,783
Wells Fargo Mortgage-Backed Securities Trust 3.966%, 06/25/35 (a)	320,662	293,860
4.533%, 02/25/35 (a)	4,113,179	3,688,759
5.240%, 05/25/36 (a)	990,336	764,922

		97,296,762

Commercial Banks—1.5%
Barclays Bank, Plc. 5.200%, 07/10/14	1,260,000	1,330,959
Capital One Bank USA, N.A. 5.750%, 09/15/10 (d)	50,000	51,263

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-189

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Glitnir Banki Hf (144A) 6.330%, 07/28/11 (b)	$720,000	$176,400
6.693%, 06/15/16 (b)	1,400,000	140
ICICI Bank, Ltd. 6.375%, 04/30/22 (a)	839,000	685,195
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (a)	344,000	281,396
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (b)	350,000	74,375
7.125%, 05/19/16 (b)	450,000	45
7.625%, 02/28/15 (b) (f)	5,920,000	1,258,000
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (b)	2,000,000	105,000
Rabobank Nederland NV (144A) 11.000%, 12/29/49 (a)	630,000	771,750
Royal Bank of Scotland Group, Plc. 5.000%, 11/12/13	390,000	357,637
5.000%, 10/01/14	480,000	434,131
5.050%, 01/08/15	500,000	448,546
7.640%, 03/31/49 (a)	500,000	245,000
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (a)	1,180,000	1,050,200
Wachovia Corp. 5.250%, 08/01/14	3,110,000	3,158,404

		10,428,441

Commercial Mortgage-Backed Securities—2.7%
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	512,693
Commercial Mortgage Pass-Through Certificates (144A)
5.447%, 07/16/34	508,244	525,058
Credit Suisse Mortgage Capital Certificates 5.609%, 02/15/39 (a)	3,270,000	3,087,745
6.003%, 09/15/39 (a)	750,000	646,468
First Union National Bank Commercial Mortgage 0.834%, 05/17/32 (a) (e)	10,461,499	118,158
JPMorgan Chase Commercial Mortgage Securities Corp.
5.814%, 06/12/43	2,000,000	1,886,225
LB-UBS Commercial Mortgage Trust 5.430%, 02/15/40	7,970,000	6,467,385
Merrill Lynch Mortgage Trust 5.840%, 05/12/39 (a)	1,890,000	1,774,229
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.810%, 06/12/50 (a)	4,500,000	3,503,341

		18,521,302

Commercial Services & Supplies—0.5%
Allied Waste North America, Inc. 7.875%, 04/15/13	75,000	76,875
DynCorp International 9.500%, 02/15/13	1,900,000	1,938,000
U.S. Investigations Services, Inc. (144A) 11.750%, 05/01/16	1,440,000	1,108,800

		3,123,675

Security Description	Par Amount	Value

Communications Equipment—0.4%
Intelsat Corp. 9.250%, 08/15/14	$2,180,000	$2,234,500
Intelsat Jackson Holdings, Ltd. 9.500%, 06/15/16	85,000	89,250
11.250%, 06/15/16	500,000	535,000

		2,858,750

Construction & Engineering—0.1%
K. Hovnanian Enterprises, Inc. 11.500%, 05/01/13 (d)	585,000	617,175
WMG Acquisition Corp. 9.500%, 06/15/16	300,000	316,500

		933,675

Consumer Finance—1.2%
American Express Co. 6.800%, 09/01/66 (a)	3,550,000	3,017,500
8.125%, 05/20/19	810,000	957,980
American Express Credit Corp. 5.125%, 08/25/14	70,000	72,409
SLM Corp. Zero Coupon, 04/01/14 (a)	670,000	443,292
5.000%, 10/01/13	1,565,000	1,245,832
5.000%, 04/15/15	60,000	44,707
5.050%, 11/14/14	310,000	227,879
5.375%, 05/15/14	2,955,000	2,261,692
5.625%, 08/01/33	295,000	185,152

		8,456,443

Containers & Packaging—0.0%
Graham Packaging Co., Inc. 8.500%, 10/15/12	280,000	282,800
Radnor Holdings Corp. 11.000%, 03/15/10 (b)	175,000	219

		283,019

Diversified Consumer Services—0.5%
Education Management, LLC 10.250%, 06/01/16 (d)	2,870,000	3,185,700
Service Corp. International 7.500%, 04/01/27	330,000	294,525
7.625%, 10/01/18	125,000	125,937

		3,606,162

Diversified Financial Services—11.5%
AGFC Capital Trust I (144A) 6.000%, 01/15/67 (a)	815,000	326,000
Aiful Corp. (144A) 5.000%, 08/10/10	800,000	428,000
American General Finance Corp. 6.900%, 12/15/17	610,000	426,622
BAC Capital Trust XIV 5.630%, 12/31/49 (a) (d)	2,520,000	1,650,600

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-190

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 5.420%, 03/15/17	$1,700,000	$1,624,279
7.625%, 06/01/19	970,000	1,092,987
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19	1,360,000	1,577,875
CCM Merger, Inc. (144A) 8.000%, 08/01/13	600,000	492,000
Citigroup, Inc. 5.000%, 09/15/14	3,650,000	3,473,285
5.500%, 10/15/14	440,000	439,364
6.375%, 08/12/14	630,000	651,351
6.875%, 03/05/38	2,720,000	2,728,244
8.500%, 05/22/19	320,000	361,227
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	500,000	380,000
Deutsche Telekom International Finance BV 5.750%, 03/23/16	820,000	869,442
Diageo Capital, Plc. 7.375%, 01/15/14	1,330,000	1,541,336
FMC Finance III S.A. 6.875%, 07/15/17	750,000	727,500
Ford Motor Credit Co., LLC 5.549%, 06/15/11 (a) (d)	904,000	863,320
7.250%, 10/25/11	3,420,000	3,321,535
7.375%, 10/28/09	2,150,000	2,150,557
7.800%, 06/01/12	5,000,000	4,832,255
Gaz Capital S.A. (144A) 6.510%, 03/07/22	120,000	109,956
General Electric Capital Corp. 6.375%, 11/15/67 (a)	6,110,000	5,056,025
6.875%, 01/10/39	2,330,000	2,440,279
GMAC, LLC (144A) 6.625%, 05/15/12	3,223,000	2,965,160
6.750%, 12/01/14	411,000	349,350
6.875%, 09/15/11	7,171,000	6,776,595
7.250%, 03/02/11	25,000	24,062
7.500%, 12/31/13	748,000	654,500
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	3,880,000	2,793,600
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	37,500
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a)	330,000	166,650
International Lease Finance Corp. 5.875%, 05/01/13	50,000	39,327
JPMorgan Chase & Co. 5.125%, 09/15/14	2,740,000	2,854,568
5.150%, 10/01/15	510,000	529,112
6.625%, 03/15/12	70,000	76,423
KAC Aquisition Co. (144A) Zero Coupon, 04/26/26 (f)	3,316	3
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (b)	3,780,000	378
Lehman Brothers Holdings E-Capital Trust I 3.850%, 08/19/65 (b)	1,080,000	108

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Leucadia National Corp. 8.125%, 09/15/15	$520,000	$530,400
Level 3 Financing, Inc. 9.250%, 11/01/14 (d)	4,015,000	3,538,219
Petrobras International Finance Co. 6.125%, 10/06/16	900,000	960,750
Reed Elsevier Capital, Inc. 8.625%, 01/15/19	1,140,000	1,404,448
Resona Preferred Global Securities Cayman, Ltd. (144A)
7.191%, 12/29/49 (a)	770,000	639,100
Rio Tinto Finance USA, Ltd. 6.500%, 07/15/18	1,540,000	1,656,024
9.000%, 05/01/19	1,640,000	2,013,221
RSHB Capital S.A. for OJSC Russian Agricultural Bank (144A)
6.299%, 05/15/17	460,000	439,254
Shell International Finance BV 6.375%, 12/15/38	850,000	1,009,335
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a) (d)	1,100,000	577,500
Sprint Capital Corp. 6.900%, 05/01/19	30,000	26,850
8.375%, 03/15/12	1,725,000	1,781,062
8.750%, 03/15/32	160,000	151,200
SunTrust Capital VIII 6.100%, 12/01/66 (a)	650,000	452,369
Telecom Italia Capital S.A. 5.250%, 10/01/15	1,150,000	1,190,562
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	240,000	220,512
7.500%, 07/18/16	780,000	758,550
Verizon Wireless Capital, LLC (144A) 8.500%, 11/15/18	220,000	274,699
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications (144A)
8.375%, 04/30/13	160,000	166,400
Virgin Media Finance, Plc. 9.125%, 08/15/16	1,820,000	1,870,050
9.500%, 08/15/16	600,000	631,500
Wells Fargo Capital X 5.950%, 12/15/36	930,000	806,775
Wells Fargo Capital XV 9.750%, 12/31/49 (a) (d)	3,300,000	3,432,000

		79,362,155

Diversified Telecommunication Services—2.4%
AT&T, Inc. 5.500%, 02/01/18	1,820,000	1,898,943
6.550%, 02/15/39	2,210,000	2,409,435
Frontier Communications Corp. 7.125%, 03/15/19	165,000	155,513
Nordic Telephone Co. Holdings ApS (144A) 8.875%, 05/01/16	2,310,000	2,390,850
Qwest Communications International, Inc. (144A)
8.000%, 10/01/15	1,640,000	1,637,950

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-191

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Royal KPN NV 8.000%, 10/01/10	$990,000	$1,051,307
Verizon Communications, Inc. 5.500%, 02/15/18	970,000	1,016,997
8.950%, 03/01/39	1,910,000	2,616,633
Verizon Florida, LLC 6.125%, 01/15/13	70,000	74,922
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,979,468
Windstream Corp. 8.625%, 08/01/16	1,200,000	1,227,000

		16,459,018

Electric Utilities—1.1%
Edison Mission Energy 7.000%, 05/15/17 (d)	170,000	141,950
7.200%, 05/15/19	5,780,000	4,681,800
7.625%, 05/15/27	190,000	135,850
7.750%, 06/15/16	220,000	192,500
Exelon Corp. 5.625%, 06/15/35	595,000	573,511
FirstEnergy Corp. 6.450%, 11/15/11	34,000	36,773
7.375%, 11/15/31	1,735,000	1,944,808

		7,707,192

Energy Equipment & Services—1.0%
Baker Hughes, Inc. 7.500%, 11/15/18	1,350,000	1,648,764
Cie Generale de Geophysique-Veritas 7.500%, 05/15/15	115,000	114,425
7.750%, 05/15/17	480,000	476,400
Energy Transfer Partners, L.P. 9.000%, 04/15/19	1,270,000	1,527,000
Kinder Morgan Energy Partners, L.P. 6.000%, 02/01/17	1,410,000	1,473,578
6.950%, 01/15/38	1,290,000	1,385,562

		6,625,729

Federal Agencies—8.4%
Farmer Mac Guaranteed Notes Trust (144A)
5.125%, 04/19/17	3,400,000	3,682,771
Federal Home Loan Bank 5.500%, 07/15/36	2,690,000	2,970,384
Federal Home Loan Mortgage Corp. 5.000%, 12/01/34	114,491	118,825
5.500%, TBA	6,300,000	6,593,341
11.565%, 06/15/21 (a) (e)	54	1,229
Federal National Mortgage Association Zero Coupon, 10/09/19	1,210,000	676,336
5.000%, 08/01/34	275,268	285,517
5.000%, 03/01/35	235,034	243,784
5.000%, 05/01/35	663,859	688,160

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.000%, TBA	$20,000,000	$20,611,302
5.500%, TBA	2,500,000	2,614,845
6.000%, TBA	800,000	852,000
6.500%, 03/01/26	14,574	15,736
7.000%, 05/01/26	3,294	3,636
7.500%, 12/01/29	3,716	4,162
7.500%, 06/01/30	6,076	6,807
7.500%, 08/01/30	1,131	1,267
7.500%, 11/01/30	26,268	29,432
7.500%, 02/01/31	1,843	2,065
8.000%, 08/01/27	4,268	4,829
8.000%, 01/01/31	119,551	135,511
8.500%, 08/01/19	58,426	64,284
10.400%, 04/25/19	2,094	2,310
Government National Mortgage Association 5.500%, TBA	9,800,000	10,268,562
6.000%, TBA	7,300,000	7,701,655

		57,578,750

Food & Staples Retailing—0.7%
CVS Caremark Corp. 6.600%, 03/15/19	2,090,000	2,355,992
CVS Pass-Through Trust 6.943%, 01/10/30	2,058,118	2,079,029
Dollar General Corp. 10.625%, 07/15/15	295,000	325,975
Safeway, Inc. 7.250%, 02/01/31	50,000	61,261

		4,822,257

Food Products—0.2%
Dole Food Co., Inc. 7.250%, 06/15/10	915,000	915,000
8.875%, 03/15/11	150,000	150,188
Dole Food Co., Inc. (144A) 8.000%, 10/01/16	410,000	411,537

		1,476,725

Foreign Government—0.4%
Mexico Government International Bond 5.625%, 01/15/17 (d)	1,260,000	1,307,880
Region of Lombardy Italy 5.804%, 10/25/32	925,000	964,053
Russian Federation 11.000%, 07/24/18	310,000	438,727

		2,710,660

Gas Utilities—0.3%
El Paso Natural Gas Co. 8.375%, 06/15/32	330,000	396,196
Suburban Propane Partners, L.P. 6.875%, 12/15/13	1,682,000	1,663,077

		2,059,273

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-192

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Government Agency—0.9%
Tennessee Valley Authority 5.250%, 09/15/39	$670,000	$706,932
5.980%, 04/01/36	2,320,000	2,664,140
Virginia Housing Development Authority 6.000%, 06/25/34	3,085,976	3,085,729

		6,456,801

Health Care Providers & Services—3.8%
HCA, Inc. 6.250%, 02/15/13	1,143,000	1,091,565
6.375%, 01/15/15	1,500,000	1,335,000
9.250%, 11/15/16	690,000	713,288
9.625%, 11/15/16	6,996,000	7,275,840
HCA, Inc. (144A) 9.125%, 11/15/14	90,000	92,925
Humana, Inc. 7.200%, 06/15/18 (d)	540,000	546,516
Tenet Healthcare Corp. 6.875%, 11/15/31	95,000	74,100
7.375%, 02/01/13	325,000	321,750
Tenet Healthcare Corp. (144A) 8.875%, 07/01/19	2,321,000	2,448,655
9.000%, 05/01/15	1,297,000	1,355,365
10.000%, 05/01/18	1,297,000	1,429,942
U.S. Oncology Holdings, Inc. 6.428%, 03/15/12 (a)	5,596,370	4,868,842
UnitedHealth Group, Inc. 6.000%, 02/15/18	1,500,000	1,576,269
Vanguard Health Holdings Co. I, LLC Zero Coupon, 10/01/15	900,000	936,000
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	1,295,000	1,320,900
WellPoint, Inc. 5.875%, 06/15/17	130,000	137,213
7.000%, 02/15/19	630,000	716,157

		26,240,327

Hotels, Restaurants & Leisure—1.3%
Boyd Gaming Corp. 6.750%, 04/15/14 (d)	100,000	89,500
El Pollo Loco, Inc. 11.750%, 12/01/12	220,000	231,825
11.750%, 11/15/13	1,290,000	1,186,800
Harrah’s Operating Co., Inc. (144A) 10.000%, 12/15/18	880,000	699,600
10.750%, 02/01/16 (d)	1,570,000	1,267,775
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (b)	1,025,000	474,063
MGM Mirage 6.750%, 09/01/12 (d)	320,000	268,000
7.625%, 01/15/17 (d)	385,000	300,300
MGM Mirage (144A) 10.375%, 05/15/14	575,000	613,812
11.125%, 11/15/17	1,380,000	1,507,650
11.375%, 03/01/18 (d)	900,000	846,000

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Station Casinos, Inc. 6.500%, 02/01/14 (b)	$125,000	$4,375
7.750%, 08/15/16 (b) (d)	2,870,000	861,000
Turning Stone Resort Casino Enterprise (144A) 9.125%, 12/15/10	275,000	272,250

		8,622,950

Household Durables—0.5%
Norcraft Cos., L.P. 9.000%, 11/01/11	3,135,000	3,135,000
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (g)	225,000	213,750

		3,348,750

Household Products—0.1%
ACCO Brands Corp. (144A) 10.625%, 03/15/15	535,000	559,744

Independent Power Producers & Energy Traders—3.4%
Energy Future Holdings Corp. 12.000%, 11/01/17 (a)	15,723,800	10,377,708
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	2,893,654	2,951,527
Mirant North America, LLC 7.375%, 12/31/13	400,000	398,000
NRG Energy, Inc. 7.375%, 02/01/16	4,990,000	4,827,825
SemGroup, L.P. (144A) 8.750%, 11/15/15 (b)	1,125,000	73,125
The AES Corp. 7.750%, 03/01/14	35,000	35,263
7.750%, 10/15/15	520,000	522,600
8.000%, 10/15/17	3,850,000	3,874,062
8.875%, 02/15/11	150,000	154,500
9.375%, 09/15/10	403,000	415,090

		23,629,700

Industrial Conglomerates—0.5%
Corporacion Andina de Fomento 6.875%, 03/15/12	2,900,000	3,130,852

Insurance—0.9%
American International Group, Inc. 5.850%, 01/16/18	350,000	253,403
6.250%, 03/15/37	760,000	376,200
8.250%, 08/15/18	2,180,000	1,852,634
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	4,400,000	3,868,594

		6,350,831

IT Services—0.5%
First Data Corp. 9.875%, 09/24/15 (d)	1,000,000	923,750

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-193

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

IT Services—(Continued)
SunGard Data Systems, Inc. 10.250%, 08/15/15 (d)	$2,500,000	$2,550,000

		3,473,750

Leisure Equipment & Products—0.0%
Seneca Gaming Corp. 7.250%, 05/01/12 (d)	225,000	208,125

Machinery—0.1%
Terex Corp. 10.875%, 06/01/16 (d)	685,000	746,650

Marine—0.1%
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	284,750
Teekay Corp. 8.875%, 07/15/11	650,000	668,687

		953,437

Media—5.1%
Affinion Group, Inc. 10.125%, 10/15/13 (d)	665,000	683,287
11.500%, 10/15/15 (d)	1,790,000	1,839,225
Affinion Group, Inc. (144A) 10.125%, 10/15/13	985,000	1,014,550
Cablevision Systems Corp. 8.000%, 04/15/12	1,210,000	1,261,425
CCH I, LLC 11.000%, 10/01/15 (b) (d)	2,984,000	552,040
Cengage Learning Aquisitions, Inc. (144A) 10.500%, 01/15/15	2,190,000	2,069,550
Charter Communications Operating, LLC (144A) 10.000%, 04/30/12 (a) (b)	1,560,000	1,587,300
12.875%, 09/15/14 (a) (b)	6,695,000	7,247,337
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	50,000	58,073
Comcast Cable Communications, LLC 8.875%, 05/01/17	600,000	739,961
Comcast Corp. 5.875%, 02/15/18 (d)	170,000	181,139
6.500%, 01/15/15	1,890,000	2,106,010
6.500%, 01/15/17	130,000	142,684
CSC Holdings, Inc. 6.750%, 04/15/12	350,000	360,500
CSC Holdings, Inc. (144A) 8.500%, 06/15/15	375,000	393,750
Dex Media West, LLC 8.500%, 08/15/10 (b)	1,170,000	1,000,350
DirecTV Holdings, LLC (144A) 4.750%, 10/01/14	620,000	622,509
DISH DBS Corp. (144A) 7.875%, 09/01/19	3,235,000	3,267,350
EchoStar DBS Corp. 6.625%, 10/01/14	320,000	311,200
7.750%, 05/31/15	2,095,000	2,136,900

Security Description	Par Amount	Value

Media—(Continued)
Idearc, Inc. 8.000%, 11/15/16 (b)	$8,740,000	$393,300
News America, Inc. 6.650%, 11/15/37	100,000	104,170
R.H. Donnelley Corp. 6.875%, 01/15/13 (b)	225,000	12,938
8.875%, 01/15/16 (b)	225,000	12,938
Time Warner Cable, Inc. 5.850%, 05/01/17	920,000	969,999
6.750%, 06/15/39	540,000	583,975
8.250%, 04/01/19	1,210,000	1,462,522
8.750%, 02/14/19	350,000	431,175
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	510,000	612,958
Time Warner, Inc. 7.625%, 04/15/31	50,000	56,037
7.700%, 05/01/32	30,000	33,924
Univision Communications, Inc. (144A) 12.000%, 07/01/14 (d)	2,225,000	2,391,875
UPC Holding BV (144A) 9.875%, 04/15/18	395,000	414,750

		35,055,701

Metals & Mining—2.4%
Alcoa, Inc. 6.000%, 07/15/13 (d)	1,840,000	1,920,699
Barrick Gold Corp. 6.950%, 04/01/19	680,000	796,100
Novelis, Inc. 7.250%, 02/15/15	4,895,000	4,234,175
Ryerson, Inc. 12.000%, 11/01/15	1,800,000	1,710,000
Steel Dynamics, Inc. 7.375%, 11/01/12	550,000	555,500
Steel Dynamics, Inc. (144A) 8.250%, 04/15/16 (a)	3,300,000	3,316,500
Teck Resources, Ltd. 9.750%, 05/15/14	590,000	649,000
10.250%, 05/15/16	500,000	565,000
10.750%, 05/15/19	970,000	1,127,625
Vale Overseas, Ltd. 6.875%, 11/21/36	1,070,000	1,106,948
Vedanta Resources, Plc. (144A) 8.750%, 01/15/14	680,000	678,300

		16,659,847

Multi-Utilities—0.7%
Dynegy Holdings, Inc. 7.125%, 05/15/18	115,000	88,550
7.750%, 06/01/19 (d)	4,075,000	3,473,938
Dynegy-Roseton Danskammer Pass-Through Trust 7.670%, 11/08/16	500,000	459,375
Pacific Gas & Electric Co. 6.050%, 03/01/34	770,000	856,550

		4,878,413

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-194

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Multiline Retail—0.9%
The Neiman Marcus Group, Inc. 7.125%, 06/01/28	$3,810,000	$3,257,550
9.000%, 10/15/15 (a) (d)	3,342,159	2,857,546

		6,115,096

Oil, Gas & Consumable Fuels—6.1%
Anadarko Petroleum Corp. 6.450%, 09/15/36	910,000	939,569
8.700%, 03/15/19 (d)	490,000	585,874
Belden & Blake Corp. 8.750%, 07/15/12	1,665,000	1,548,450
Berry Petroleum Co. 10.250%, 06/01/14	800,000	854,000
Cenovus Energy, Inc. (144A) 6.750%, 11/15/39	470,000	506,441
Chesapeake Energy Corp. 6.250%, 01/15/18	25,000	22,375
6.375%, 06/15/15	425,000	394,719
6.500%, 08/15/17	450,000	412,875
6.875%, 11/15/20	2,420,000	2,153,800
9.500%, 02/15/15 (d)	1,020,000	1,073,550
ConocoPhillips 6.500%, 02/01/39	1,940,000	2,236,325
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,230,000	1,443,476
El Paso Corp. 7.375%, 12/15/12 (d)	50,000	51,006
7.800%, 08/01/31	45,000	41,270
7.875%, 06/15/12 (d)	575,000	591,887
8.250%, 02/15/16	4,255,000	4,361,375
Enterprise Products Operating, LLC 9.750%, 01/31/14	2,630,000	3,175,428
Exco Resources, Inc. 7.250%, 01/15/11	960,000	951,600
Hess Corp. 6.650%, 08/15/11	2,330,000	2,500,337
7.300%, 08/15/31	910,000	1,022,961
7.875%, 10/01/29	240,000	281,114
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	535,324
7.875%, 09/15/31	2,270,000	2,568,532
Noble Energy, Inc. 8.250%, 03/01/19	1,000,000	1,207,131
OPTI Canada, Inc. 7.875%, 12/15/14	430,000	328,950
8.250%, 12/15/14	310,000	240,250
Peabody Energy Corp. 6.875%, 03/15/13	120,000	121,200
Pemex Project Funding Master Trust 6.625%, 06/15/35	410,000	396,034
Plains Exploration & Production Co. 8.625%, 10/15/19 (d)	205,000	207,563
10.000%, 03/01/16 (d)	1,100,000	1,185,250
Quicksilver Resources, Inc. 7.125%, 04/01/16 (d)	250,000	216,875
11.750%, 01/01/16	780,000	859,950

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
SandRidge Energy, Inc. 8.625%, 04/01/15	$2,000,000	$1,982,500
SandRidge Energy, Inc. (144A) 9.875%, 05/15/16	85,000	88,613
Valero Energy Corp. 4.750%, 06/15/13	50,000	50,059
Whiting Peteroleum Corp. 7.000%, 02/01/14	205,000	202,438
7.250%, 05/01/12	300,000	300,000
Williams Cos., Inc. 7.125%, 09/01/11	50,000	53,016
7.500%, 01/15/31	925,000	944,778
7.625%, 07/15/19	125,000	134,956
7.750%, 06/15/31	1,410,000	1,478,495
7.875%, 09/01/21	1,091,000	1,180,092
8.750%, 03/15/32	455,000	521,777
XTO Energy, Inc. 5.650%, 04/01/16	1,620,000	1,693,161
6.250%, 08/01/17	20,000	21,590
6.500%, 12/15/18	280,000	309,109
6.750%, 08/01/37	200,000	222,486

		42,198,561

Paper & Forest Products—1.1%
Abitibi-Consolidated Co. of Canada (144A) 13.750%, 04/01/11 (a) (b)	1,580,000	1,556,300
Appleton Papers, Inc. 9.750%, 06/15/14 (d)	4,280,000	1,931,350
Appleton Papers, Inc. (144A) 11.250%, 12/15/15	570,000	563,255
NewPage Corp. 10.000%, 05/01/12	3,290,000	2,171,400
NewPage Corp. (144A) 11.375%, 12/31/14	1,315,000	1,291,988
PE Paper Escrow GmbH (144A) 12.000%, 08/01/14	330,000	356,400

		7,870,693

Pharmaceuticals—0.5%
Elan Corp., Plc. (144A) 8.750%, 10/15/16	250,000	246,775
Pfizer, Inc. 6.200%, 03/15/19	820,000	924,252
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	780,000	865,276
Wyeth 5.500%, 03/15/13 (a)	50,000	54,127
5.950%, 04/01/37	1,190,000	1,310,479

		3,400,909

Real Estate Investment Trusts—0.5%
Boston Properties, L.P. 6.250%, 01/15/13 (d)	65,000	67,484

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-195

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Real Estate Investment Trusts—(Continued)
Ventas Realty, L.P. 9.000%, 05/01/12	$3,050,000	$3,202,500

		3,269,984

Real Estate Management & Development—0.3%
Harrahs Operating Escrow, LLC (144A) 11.250%, 06/01/17	1,685,000	1,731,338
Realogy Corp. 10.500%, 04/15/14 (d)	660,000	478,500
11.000%, 04/15/14	608	401

		2,210,239

Road & Rail—0.6%
Kansas City Southern de Mexico S.A. de C.V. (144A)
12.500%, 04/01/16	2,400,000	2,652,000
RailAmerica, Inc. (144A) 9.250%, 07/01/17	1,360,000	1,424,600

		4,076,600

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. 8.875%, 12/15/14 (d)	100,000	76,500
10.125%, 12/15/16	30,000	19,950
Sensata Technologies BV 8.000%, 05/01/14	910,000	848,575

		945,025

Specialty Retail—0.5%
Blockbuster, Inc. 9.000%, 09/01/12 (d)	865,000	553,600
Blockbuster, Inc. (144A) 11.750%, 10/01/14	1,675,000	1,599,625
Limited Brands, Inc. 6.950%, 03/01/33 (d)	60,000	45,054
Michaels Stores, Inc. 10.000%, 11/01/14 (d)	1,080,000	1,063,800

		3,262,079

Textiles, Apparel & Luxury Goods—0.2%
Oxford Industries, Inc. 11.375%, 07/15/15	1,360,000	1,456,900

Thrifts & Mortgage Finance—0.0%
Countrywide Home Loans, Inc. 4.000%, 03/22/11	75,000	76,225

Tobacco—0.3%
Alliance One International, Inc. (144A) 10.000%, 07/15/16 (d)	680,000	702,100
10.000%, 07/15/16	390,000	402,675
Reynolds American, Inc. 6.750%, 06/15/17	575,000	597,746

		1,702,521

Security Description	Par Amount	Value

Trading Companies & Distributors—0.8%
H&E Equipment Services, Inc. 8.375%, 07/15/16 (d)	$500,000	$457,500
RSC Equipment Rental, Inc. 9.500%, 12/01/14 (d)	5,250,000	5,066,250

		5,523,750

U.S. Treasury—8.0%
U.S. Treasury Bonds 3.500%, 02/15/39	14,396,000	13,041,884
4.250%, 05/15/39	7,810,000	8,079,687
4.500%, 08/15/39	3,820,000	4,118,438
U.S. Treasury Inflation Indexed Bonds (TII) 1.750%, 01/15/28 (d)	5,078,320	4,865,665
2.000%, 01/15/26	1,204,428	1,201,792
2.375%, 01/15/27	4,127,511	4,337,758
2.500%, 01/15/29	611,885	657,585
U.S. Treasury Inflation Indexed Notes (TII) 1.625%, 01/15/15	2,571,566	2,619,783
2.000%, 07/15/14	685,518	712,510
U.S. Treasury Notes 1.750%, 08/15/12	640,000	646,600
2.625%, 07/31/14	10,000	10,167
2.750%, 02/15/19	1,611,000	1,537,373
3.000%, 09/30/16 (a)	4,500,000	4,517,928
3.125%, 05/15/19	5,431,000	5,344,017
3.250%, 05/31/16	2,840,000	2,909,447
3.625%, 08/15/19	60,000	61,584

		54,662,218

Wireless Telecommunication Services—0.4%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	490,000	506,589
Cricket Communications, Inc. (144A) 7.750%, 05/15/16	1,555,000	1,578,325
New Cingular Wireless Services, Inc. 8.750%, 03/01/31	50,000	66,233
Rogers Communications, Inc. 6.800%, 08/15/18	430,000	482,570
SBA Telecommunications, Inc. (144A) 8.250%, 08/15/19	85,000	87,550

		2,721,267

Yankee—0.1%
Methanex Corp. 8.750%, 08/15/12	85,000	87,125
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	224,125

		311,250

Total Fixed Income (Identified Cost $764,373,144)		660,777,507

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-196

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Preferred Stock—0.5%

Security Description	Shares	Value

Chemicals—0.2%
Georgia Gulf Corp.	47,633	$1,324,537

Diversified Financial Services—0.2%
Preferred Blocker, Inc. (144A) (h)	2,564	1,491,046

Thrifts & Mortgage Finance—0.1%
Federal Home Loan Mortgage Corp.	117,175	212,087
Federal National Mortgage Association	84,850	136,608
Federal National Mortgage Association (144A)	3,400	9,350

		358,045

Total Preferred Stock (Identified Cost $6,932,853)		3,173,628

Term Loans—0.3%

IT Services—0.3%
First Data Corp. 3.223%, 09/24/14 (a)	2,352,000	2,021,713

Total Term Loans (Identified Cost $2,257,920)		2,021,713

Common Stock—0.0%

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (f) (h)	2,424	5,454
Georgia Gulf Corp.	2,127	63,798

Total Common Stock (Identified Cost $148,979)		69,252

Warrants—0.0%

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (c) (f) (h)	125	0

Yankee—0.0%
Republic of Venezuela (h)	3,750	98,438

Total Warrants (Identified Cost $40,147)		98,438

Short Term Investments—14.8%
Security Description	Par Amount	Value

Discount Notes—1.8%
Federal National Mortgage Association 0.010%, 01/11/10	$10,000,000	9,993,767
0.010%, 01/25/10	2,200,000	2,199,291

		12,193,058

Security Description	Shares/Par Amount	Value

Mutual Funds—5.1%
State Street Navigator Securities Lending Prime Portfolio (i)	35,085,970	$35,085,970

Repurchase Agreement—7.9%
JPMorgan Tri-Party Repurchase Agreement dated 9/30/09 at 0.030% to be repurchased at $54,300,045 on 10/01/09, collateralized by $55,130,000 Federal National Mortgage Association due 01/13/14 with a value of $55,386,010.	$54,300,000	54,300,000

Total Short Term Investments (Identified Cost $101,579,028)		101,579,028

Total Investments—111.7% (Identified Cost $875,332,071) (j)		767,719,566
Liabilities in excess of other assets		(80,139,933)

Net Assets—100%		$687,579,633

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	Non-Income Producing; Defaulted Bond.
(c)	Zero Valued Security.
(d)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $34,344,726 and the collateral received consisted of cash in the amount of $35,085,970. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(f)	Security was valued in good faith under procedures established by the Board of Directors.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. Rate disclosed is as of September 30, 2009.
(h)	Non-Income Producing.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $875,794,112 and the composition of unrealized appreciation and depreciation of investment securities was $24,866,003 and $(132,940,549), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, the market value of 144A securities was $113,138,306, which is 16.5% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-197

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Futures Contracts
Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Unrealized Appreciation/ Depreciation
90 Day Eurodollar Futures	JPMorgan Chase	3/15/2010	504	$124,546,943	$125,212,500	$665,557
90 Day Eurodollar Futures	JPMorgan Chase	6/14/2010	72	17,766,234	17,825,400	59,166
U.S. Treasury Note 2 Year Futures	JPMorgan Chase	12/31/2009	27	5,826,994	5,858,156	31,162
U.S. Treasury Note 10 Year Futures	JPMorgan Chase	12/21/2009	766	88,895,287	90,639,344	1,744,057

Futures Contracts-Short
U.S. Treasury Note 5 Year Futures	JPMorgan Chase	12/31/2009	(318)	(36,409,264)	(36,917,813)	(508,549)
U.S. Treasury Bond 30 Year Futures	JPMorgan Chase	12/21/2009	(33)	(3,954,768)	(4,005,375)	(50,607)

Net Unrealized Appreciation						$1,940,786

Options Written
Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 9/30/2009	Unrealized Appreciation/ Depreciation
Eurodollar Futures 99.5 Call	JPMorgan Chase	3/15/2010	(118)	$(31,917)	$(34,663)	$(2,746)
U.S. Treasury Bond Futures 121 Call	JPMorgan Chase	11/20/2009	(137)	(326,195)	(351,063)	(24,868)

Options Written-Puts
Eurodollar Futures 99.125 Put	JPMorgan Chase	3/15/2010	(191)	(74,579)	(69,237)	5,342

Net Unrealized Depreciation						$(22,272)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-198

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Chemicals	$63,798	$—	$5,454	$69,252
Preferred Stock
Chemicals	1,324,537	—	—	1,324,537
Diversified Financial Services	—	1,491,046	—	1,491,046
Thrifts & Mortgage Finance	348,695	9,350	—	358,045
Total Preferred Stock	1,673,232	1,500,396	—	3,173,628
Total Warrants	—	—	98,438	98,438
Fixed Income
Aerospace & Defense	—	7,839,640	—	7,839,640
Airlines	—	3,188,796	—	3,188,796
Asset Backed	—	27,932,145	—	27,932,145
Auto Components	—	3,830,437	—	3,830,437
Automobiles	—	1,792,925	—	1,792,925
Beverages	—	1,401,617	—	1,401,617
Building Products	—	3,913,425	—	3,913,425
Capital Markets	—	6,449,339	—	6,449,339
Collateralized-Mortgage Obligation	—	97,296,762	—	97,296,762
Commercial Banks	—	9,170,441	1,258,000	10,428,441
Commercial Mortgage-Backed Securities	—	18,521,302	—	18,521,302
Commercial Services & Supplies	—	3,123,675	—	3,123,675
Communications Equipment	—	2,858,750	—	2,858,750
Construction & Engineering	—	933,675	—	933,675
Consumer Finance	—	8,456,443	—	8,456,443
Containers & Packaging	—	283,019	—	283,019
Diversified Consumer Services	—	3,606,162	—	3,606,162
Diversified Financial Services	—	79,362,155	—	79,362,155
Diversified Telecommunication Services	—	16,459,018	—	16,459,018
Electric Utilities	—	7,707,192	—	7,707,192
Energy Equipment & Services	—	6,625,729	—	6,625,729
Federal Agencies	—	57,578,750	—	57,578,750
Food & Staples Retailing	—	4,822,257	—	4,822,257
Food Products	—	1,476,725	—	1,476,725
Foreign Government	—	2,710,660	—	2,710,660
Gas Utilities	—	2,059,273	—	2,059,273
Government Agency	—	6,456,801	—	6,456,801
Health Care Providers & Services	—	26,240,327	—	26,240,327
Hotels, Restaurants & Leisure	—	8,622,950	—	8,622,950
Household Durables	—	3,348,750	—	3,348,750
Household Products	—	559,744	—	559,744
Independent Power Producers & Energy Traders	—	23,629,700	—	23,629,700
Industrial Conglomerates	—	3,130,852	—	3,130,852
Insurance	—	6,350,831	—	6,350,831
IT Services	—	3,473,750	—	3,473,750
Leisure Equipment & Products	—	208,125	—	208,125
Machinery	—	746,650	—	746,650

MSF-199

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Description	Level 1	Level 2	Level 3	Total
Marine	$—	$953,437	$—	$953,437
Media	—	35,055,701	—	35,055,701
Metals & Mining	—	16,659,847	—	16,659,847
Multi-Utilities	—	4,878,413	—	4,878,413
Multiline Retail	—	6,115,096	—	6,115,096
Oil, Gas & Consumable Fuels	—	42,198,561	—	42,198,561
Paper & Forest Products	—	7,870,693	—	7,870,693
Pharmaceuticals	—	3,400,909	—	3,400,909
Real Estate Investment Trusts	—	3,269,984	—	3,269,984
Real Estate Management & Development	—	2,210,239	—	2,210,239
Road & Rail	—	4,076,600	—	4,076,600
Semiconductors & Semiconductor Equipment	—	945,025	—	945,025
Specialty Retail	—	3,262,079	—	3,262,079
Textiles, Apparel & Luxury Goods	—	1,456,900	—	1,456,900
Thrifts & Mortgage Finance	—	76,225	—	76,225
Tobacco	—	1,702,521	—	1,702,521
Trading Companies & Distributors	—	5,523,750	—	5,523,750
U.S. Treasury	—	54,662,218	—	54,662,218
Wireless Telecommunication Services	—	2,721,267	—	2,721,267
Yankee	—	311,250	—	311,250
Total Fixed Income	—	659,519,507	1,258,000	660,777,507
Term Loans
IT Services	—	—	2,021,713	2,021,713
Short Term Investments
Discount Notes	—	12,193,058	—	12,193,058
Mutual Funds	35,085,970	—	—	35,085,970
Repurchase Agreement	—	54,300,000	—	54,300,000
Total Short Term Investments	35,085,970	66,493,058	—	101,579,028
Total Investments	$36,823,000	$727,512,961	$3,383,605	$767,719,566

Futures Contracts*
Futures Contracts Long (Appreciation)	$2,499,942	$—	$—	$2,499,942
Futures Contracts Short (Depreciation)	(559,156)	—	—	(559,156)
Written Options*
Call Options Written (Depreciation)	(27,614)	—	—	(27,614)
Put Options Written (Appreciation)	5,342	—	—	5,342
Total Liabilities	$1,918,514	$—	$—	$1,918,514

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock	Warrants	Fixed Income	Term Loans	Total
Balance as of December 31, 2008	$16,968	$5	$93,750	$355,453	$1,521,488	$1,987,664
Transfers In (Out) of Level 3	0	0	0	0	0	0
Accrued discounts/premiums	0	0	0	47,561	0	47,561
Realized Gain (Loss)	0	(300)	0	(509,052)	960	(508,392)
Change in unrealized appreciation (depreciation)	(11,514)	295	4,688	1,364,038	523,265	1,880,772
Net Purchases (Sales)	0	0	0	0	(24,000)	(24,000)
Balance as of September 30, 2009	$5,454	$0	$98,438	$1,258,000	$2,021,713	$3,383,605

MSF-200

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—75.6% of Net Assets

Security Description	Par Amount	Value

Asset Backed—2.0%
AAMES Mortgage Investment Trust (144A) 0.396%, 08/25/35 (a)	$83,868	$75,102
ACE Securities Corp. 0.376%, 02/25/31 (a)	2,893,269	2,134,564
Amortizing Residential Collateral Trust 0.546%, 01/01/32 (a)	106,470	45,573
Bayview Financial Aquisition Trust 0.846%, 08/28/44 (a)	44,338	38,217
Bayview Financial Asset Trust (144A) 0.846%, 12/25/39 (a)	668,793	441,330
Bear Stearns Asset Backed Securities Trust 0.356%, 10/25/36 (a)	1,001,964	941,047
0.596%, 09/25/34 (a)	1,819,138	1,715,980
Compucredit Acquired Portfolio Voltage Master Trust (144A)
0.413%, 09/15/18 (a)	3,427,068	2,399,016
Countrywide Home Equity Loan Trust 0.383%, 12/25/31 (a)	3,962,839	1,407,214
0.523%, 02/15/34 (a)	595,387	244,383
0.533%, 02/15/34 (a)	396,204	170,210
0.613%, 12/15/28 (a)	363,455	286,181
0.793%, 08/15/37 (a)	682,067	314,487
EMC Mortgage Loan Trust (144A) 0.696%, 12/25/42 (a)	171,879	110,719
Fremont Home Loan Trust 0.346%, 08/25/36 (a)	491,654	263,488
GMAC Mortgage Corp. Loan Trust 0.426%, 07/25/36 (a)	1,467,323	568,693
0.456%, 11/25/36 (a)	7,885,779	2,645,240
GSAMP Trust 0.336%, 07/05/36 (a)	1,513,912	122,979
GSR Mortgage Loan Trust 0.516%, 11/25/30 (a)	1,873,388	99,591
Indymac Seconds Asset Backed Trust 0.376%, 06/25/36 (a)	5,487,574	457,947
Lehman XS Trust 0.336%, 02/25/37 (a)	2,597,295	2,203,772
0.366%, 06/25/37 (a)	3,750,425	2,658,602
Morgan Stanley Mortgage Loan Trust 0.336%, 09/25/46 (a)	448,039	245,554
0.366%, 10/25/36 (a)	906,230	822,845
0.396%, 03/25/36 (a)	3,060,944	498,162
Nelnet Student Loan Trust 1.984%, 04/25/24 (a)	2,490,000	2,550,607
Option One Mortgage Loan Trust 0.826%, 06/25/33 (a)	213,215	141,193
Ownit Mortgage Loan Asset Backed Certificates
5.290%, 12/25/36 (a)	2,392,660	1,356,131
RAAC Series (144A) 0.516%, 05/25/36 (a)	3,824,670	1,619,139
SACO I, Inc. 0.376%, 06/25/36 (a)	3,265,927	311,850
0.396%, 04/25/36 (a)	1,273,598	159,494
0.496%, 07/25/35 (a)	58,642	53,278
0.506%, 06/25/36 (a)	47,124	7,925

Security Description	Par Amount	Value

Asset Backed—(Continued)
SLM Student Loan Trust 0.494%, 07/25/17 (a)	$1,559,676	$1,558,622
0.514%, 10/25/17 (a)	110,912	110,913
Soundview Home Equity Loan Trust 5.546%, 10/25/36 (a)	3,247,308	2,411,976
Structured Asset Securities Corp. (144A) 0.356%, 02/25/36 (a)	2,862,016	234,653
WMC Mortgage Loan Pass-Through Certificates
0.876%, 07/20/29 (a)	55,497	41,616

		31,468,293

Collateralized-Mortgage Obligation—6.9%
American Home Mortgage Assets 0.436%, 11/25/36 (a)	4,406,617	2,079,984
0.436%, 09/25/46 (a)	1,596,773	747,206
Banc of America Funding Corp. 3.029%, 06/20/35 (a)	655,847	296,969
5.791%, 10/25/36 (a)	248,430	224,103
Banc of America Mortgage Securities, Inc. 4.996%, 07/25/35 (a)	411,301	341,757
Bear Stearns Alt-A Trust 5.956%, 05/25/36 (a)	2,925,994	1,479,159
Citigroup Mortgage Loan Trust, Inc. 4.700%, 12/25/35 (a)	762,197	651,264
Countrywide Alternative Loan Trust 0.436%, 09/25/46 (a)	760,349	336,528
0.446%, 07/25/36 (a)	7,307,975	2,875,146
0.476%, 07/20/35 (a)	2,259,687	1,196,388
0.516%, 11/25/35 (a)	433,705	209,914
0.536%, 05/25/34 (a)	7,333,520	4,693,252
1.346%, 02/25/36 (a)	3,248,418	1,528,075
Countrywide Home Loan Mortgage Pass-Through Trust (144A)
0.606%, 03/25/35 (a)	326,614	244,862
0.666%, 07/25/36 (a)	3,629,048	2,726,162
Deutsche Mortgage Securities, Inc. (144A) 5.132%, 06/26/35 (a)	4,870,000	3,201,835
First Horizon Alternative Mortgage Securities 0.616%, 02/25/37 (a)	653,565	320,831
GMAC Mortgage Corp. Loan Trust 4.485%, 11/19/35 (a)	1,694,202	1,395,877
Greenpoint Mortgage Funding Trust 0.326%, 03/25/37 (a)	766,848	424,561
GSMPS Mortgage Loan Trust (144A) 0.596%, 01/25/35 (a)	809,759	493,541
0.596%, 09/25/35 (a)	1,032,059	663,205
0.646%, 06/25/34 (a)	1,421,122	1,094,008
5.213%, 06/25/34 (a)	7,645,728	3,832,736
GSR Mortgage Loan Trust 4.692%, 04/25/35 (a)	1,692,090	1,428,172
Harborview Mortgage Trust 0.396%, 03/19/38 (a)	821,747	389,211
0.426%, 11/19/46 (a)	287,660	131,880
0.446%, 10/19/37 (a)	738,395	349,399
Impac Secured Assets CMN Owner Trust 0.566%, 03/25/36 (a)	8,232,173	3,530,041

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-201

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
JPMorgan Mortgage Trust 4.599%, 07/25/34 (a)	$1,195,667	$1,139,184
Lehman XS Trust 0.376%, 06/25/37 (a)	712,234	461,517
Luminent Mortgage Trust 0.436%, 05/25/46 (a)	5,261,499	2,121,155
Mastr Adjustable Rate Mortgages Trust 0.446%, 05/25/47 (a)	11,115,811	5,023,374
2.010%, 12/25/46 (a)	10,476,674	3,232,054
4.322%, 02/25/34 (a)	429,765	356,809
5.266%, 12/25/34 (a)	39,985	27,907
Mastr Reperforming Loan Trust (144A) 0.596%, 05/25/35 (a)	674,429	464,635
5.058%, 05/25/35 (a)	7,531,898	4,675,501
5.853%, 05/25/36 (a)	6,536,838	5,523,628
6.000%, 08/25/34	179,861	142,430
7.000%, 08/25/34	796,448	636,985
Mastr Seasoned Securities Trust 5.289%, 10/25/32 (a)	56,536	45,514
Merrill Lynch Mortgage Investors, Inc. 0.516%, 04/25/35 (a)	118,089	77,593
Morgan Stanley Mortgage Loan Trust 0.316%, 06/25/36 (a)	1,973,058	1,714,138
3.433%, 06/26/36 (a)	4,978,310	4,056,631
3.865%, 10/25/34 (a)	347,357	295,491
4.004%, 07/25/35 (a)	607,222	372,873
Nomura Asset Acceptance Corp. (144A) 6.500%, 03/25/34	78,339	69,624
Novastar Mortgage-Backed Notes 0.436%, 06/25/36 (a)	5,301,302	2,511,417
Provident Funding Mortgage Loan Trust 3.907%, 10/25/35 (a)	425,453	392,407
4.332%, 05/25/35 (a)	2,642,599	2,119,797
Residential Accredit Loans, Inc. 0.336%, 10/25/46 (a)	4,408,339	3,793,179
0.406%, 01/25/37 (a)	946,215	430,601
0.646%, 10/25/45 (a)	807,236	430,497
5.815%, 12/25/35 (a)	4,835,420	2,151,175
Residential Funding Mortgage Securities I 4.750%, 12/25/18	2,827,624	2,851,483
SACO I, Inc. (144A) 8.965%, 06/25/21 (a)	3,821,107	3,920,227
Structured Adjustable Rate Mortgage Loan Trust
5.291%, 05/25/35 (a)	8,827,932	5,253,020
Structured Asset Mortgage Investments, Inc.
0.426%, 09/25/37 (a)	4,748,622	2,110,102
0.426%, 07/25/46 (a)	505,152	237,081
0.456%, 08/25/36 (a)	836,572	409,985
Structured Asset Securities Corp. (144A) 0.596%, 04/25/35 (a)	5,946,145	4,514,162
0.646%, 09/25/33 (a)	98,629	80,875
5.312%, 06/25/35 (a)	346,852	281,449
Thornburg Mortgage Securities Trust 0.396%, 06/25/37 (a)	7,341,627	6,654,175
6.194%, 09/25/37 (a)	322,353	262,500
6.206%, 09/25/37 (a)	335,417	270,165

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
WaMu Mortgage Pass-Through Certificates
0.506%, 11/25/45 (a)	$159,499	$95,436
0.516%, 12/25/45 (a)	4,377,381	2,644,716
0.536%, 12/25/45 (a)	345,241	197,997
0.566%, 08/25/45 (a)	396,864	249,910
0.646%, 08/25/45 (a)	815,474	332,680
4.653%, 04/25/35 (a)	100,000	70,949

		109,589,094

Commercial Mortgage-Backed Securities—1.1%
Banc of America Commercial Mortgage, Inc.
5.620%, 02/10/51	80,000	73,761
Credit Suisse Mortgage Capital Certificates
5.311%, 12/15/39	5,100,000	4,140,068
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420%, 01/15/49	780,000	657,500
5.429%, 12/12/43	8,240,000	7,619,626
LB-UBS Commercial Mortgage Trust 5.661%, 03/15/39 (a)	3,480,000	3,260,666
Merrill Lynch Mortgage Trust 5.840%, 05/12/39 (a)	2,757,500	2,588,590

		18,340,211

Federal Agencies—42.8%
Federal Farm Credit Bank 2.750%, 05/04/10	29,000,000	29,413,598
Federal Home Loan Bank 3.100%, 02/04/10	30,185,000	30,473,327
5.250%, 12/11/20	12,000,000	13,379,184
Federal Home Loan Mortgage Corp. 1.750%, 06/15/12 (b)	9,100,000	9,148,039
2.125%, 03/23/12 (b)	9,200,000	9,370,402
4.000%, 05/01/19	113,975	118,546
4.082%, 01/01/35 (a)	63,294	64,841
4.163%, 01/01/35 (a)	104,989	107,913
4.500%, 04/15/32	304,579	303,245
4.500%, 04/01/33	1,791,832	1,824,123
4.500%, 04/01/35	1,352,764	1,374,182
5.000%, 12/01/18	1,111,977	1,182,377
5.000%, 08/01/19	1,544,360	1,639,314
5.000%, 08/01/33	206,228	214,163
5.000%, 12/01/34	286,227	297,062
5.000%, 10/01/35	7,006,212	7,264,858
5.000%, 05/01/36	2,009,934	2,084,134
5.125%, 11/17/17 (b)	6,500,000	7,222,026
5.500%, 07/01/35	1,510,232	1,586,530
5.500%, 10/01/35	5,883,096	6,180,315
5.500%, 07/01/37	3,046,182	3,192,939
5.500%, 12/01/37	95,084,145	99,693,059
5.553%, 11/01/37 (a)	1,271,787	1,339,564
5.672%, 01/01/37 (a)	939,133	992,772
5.705%, 02/01/37 (a)	98,976	104,516
5.813%, 11/01/37 (a)	1,031,828	1,089,062
5.843%, 01/01/37 (a)	1,552,371	1,643,441
5.875%, 05/01/37 (a)	255,139	269,935

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-202

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 5.913%, 05/01/37 (a)	$286,426	$303,405
6.000%, 10/01/10	61	63
6.000%, 10/01/28	54,484	58,182
6.000%, 11/01/28	74,457	79,511
6.000%, 12/01/31	62,568	66,697
6.000%, 10/01/37	5,072,865	5,366,457
6.000%, 12/01/37	51,339,374	54,310,640
6.385%, 10/01/36 (a)	595,877	632,032
6.500%, 08/01/13	8,281	8,722
6.500%, 03/01/26	1,966	2,120
6.500%, 07/01/26	39,054	42,106
6.500%, 09/01/31	105,198	113,257
7.000%, 07/01/11	2,463	2,569
7.500%, 05/01/32	198,425	222,919
8.000%, 12/01/19	8,373	9,036
8.000%, 07/01/20	19,880	21,517
8.000%, 09/01/30	16,413	18,621
8.500%, 06/15/21	113,376	123,828
9.000%, 10/01/17	3,048	3,374
Federal National Mortgage Association 4.000%, 08/01/19	57,716	60,031
4.000%, 08/01/20	853,962	871,133
4.000%, 05/01/33	728,854	723,084
4.254%, 12/01/34 (a)	157,741	162,343
4.500%, 05/01/19	860,180	905,969
4.500%, 09/01/19	1,866,594	1,965,957
4.500%, 03/01/20	419,567	439,541
4.500%, 04/01/20	15,462	16,198
4.500%, 08/01/35	139,050	141,556
4.500%, 10/01/35	335,655	341,704
4.750%, 11/19/12 (b)	7,550,000	8,244,887
5.000%, 10/01/17	1,742,937	1,852,824
5.000%, 12/01/17	10,241,656	10,887,360
5.000%, 02/01/18	2,137,162	2,271,318
5.000%, 03/01/18	1,744,913	1,855,819
5.000%, 04/01/18	2,524,836	2,682,440
5.000%, 05/01/18	877,028	931,773
5.000%, 06/01/18	2,434,452	2,586,416
5.000%, 11/01/18	2,728,360	2,898,669
5.000%, 10/01/20	1,504,940	1,591,357
5.000%, 11/01/33	8,245,496	8,560,199
5.000%, 07/01/34	9,846,535	10,213,113
5.000%, 08/01/34	880,859	913,653
5.000%, 03/01/35	646,342	670,405
5.000%, 06/01/35	9,030,630	9,366,833
5.000%, 08/01/35	6,664,661	6,908,617
5.000%, 09/01/35	2,692,220	2,790,766
5.000%, 10/01/35	9,163,331	9,498,747
5.000%, 12/01/35	470,994	488,235
5.000%, 11/01/36	2,130,928	2,208,929
5.000%, 06/01/38	54,570	56,453
5.000%, 07/01/38	6,286,670	6,503,665
5.000%, TBA	33,000,000	34,082,796
5.121%, 01/25/43 (a)	732,830	753,790
5.500%, 08/01/22	387,303	410,208
5.500%, 12/01/22	36,294	38,440

Security Description	Par Amount	Value

Federal Agencies—(Continued)
5.500%, 09/01/24	$2,496,441	$2,645,993
5.500%, 02/01/35	10,457,362	11,005,284
5.500%, 04/01/35	2,774,457	2,913,758
5.500%, 09/01/35	8,197,264	8,608,835
5.500%, 12/01/35	692,481	727,249
5.500%, 02/01/36 (a)	12,710,226	13,365,649
5.500%, 11/01/36	17,606,797	18,466,045
5.500%, 08/01/37	11,504,112	12,081,714
5.500%, 04/01/38	245,795	257,483
5.500%, 05/01/38	1,708,814	1,790,071
5.500%, TBA	26,700,000	28,164,949
5.586%, 05/01/36 (a)	11,657,862	12,276,646
6.000%, 06/01/32	209,505	223,135
6.000%, 01/01/33	674,930	718,843
6.000%, 04/01/35	5,717,646	6,080,851
6.000%, 10/01/36	10,213,081	10,807,355
6.000%, 11/01/36	8,812,203	9,324,963
6.000%, 09/01/37	119,333	126,165
6.000%, 10/01/37	19,698,997	20,826,765
6.000%, 11/01/37	42,257,196	44,676,421
6.469%, 07/01/37 (a)	640,348	685,172
6.500%, 12/01/10	614	630
6.500%, 04/01/13	25,665	27,474
6.500%, 07/01/13	15,127	16,193
6.500%, 06/01/17	290,223	313,294
6.500%, 03/01/26	3,458	3,733
6.500%, 12/01/27	6,458	6,982
6.500%, 04/01/29	208,102	225,034
6.500%, 05/01/32	304,362	326,112
6.500%, 07/01/32	2,467,666	2,702,766
6.500%, 09/01/34	268,221	288,349
6.500%, 11/01/36	485,740	520,293
6.500%, 09/01/37	673,528	721,018
6.500%, 10/01/37	41,902	44,856
6.500%, TBA	20,000,000	21,375,000
7.000%, 12/01/14	16,779	17,994
7.000%, 07/01/15	3,372	3,640
7.000%, 11/01/23	5,044	5,574
7.000%, 02/01/28	14,658	16,195
7.000%, 10/01/28	125,482	138,710
7.000%, 11/01/28	6,953	7,650
7.000%, 02/01/29	23,777	26,272
7.000%, 01/01/30	9,768	10,803
7.000%, 11/01/31	86,805	95,851
7.000%, 01/01/34	501,572	551,954
7.500%, 02/01/16	63,513	69,135
7.500%, 11/01/29	49,024	54,916
7.500%, 11/01/30	19,701	22,074
7.500%, 01/01/31	8,825	9,887
7.500%, 04/01/32	41,897	46,776
7.500%, 05/01/32	24,966	27,874
8.000%, 05/01/28	7,595	8,604
8.000%, 08/01/30	3,162	3,584
8.000%, 10/01/30	10,163	11,522
8.000%, 02/01/31	281,968	319,526
8.000%, 07/01/32	1,351	1,532

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-203

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 11.500%, 09/01/19	$474	$527
12.000%, 10/01/15	27,107	30,202
12.000%, 01/15/16	962	1,074
12.500%, 09/20/15	1,293	1,458
12.500%, 01/15/16	11,194	12,763
Government National Mortgage Association
5.500%, 09/15/34	1,705,503	1,800,105
5.500%, 06/15/35	455,264	479,947
5.500%, 12/15/35	3,670,095	3,869,083
6.000%, 03/15/33	3,934,232	4,196,105
6.000%, 10/15/36	419,757	444,581
6.000%, 02/15/37	100,997	106,986
6.000%, 11/15/37	129,609	137,239
6.000%, TBA	10,000,000	10,546,001
6.500%, 06/15/31	18,865	20,359
6.500%, 08/15/34	567,786	604,799
7.000%, 09/15/31	31,262	34,538
7.500%, 01/15/29	13,733	15,392
7.500%, 09/15/29	9,747	10,924
7.500%, 02/15/30	17,754	19,591
7.500%, 05/15/30	12,876	14,436
7.500%, 09/15/30	26,459	29,664
8.500%, 05/15/18	17,936	19,941
8.500%, 06/15/25	101,088	115,776
9.000%, 12/15/16	9,733	10,636

		684,171,031

Government Agency—1.3%
Financing Corp. Strips Zero Coupon, 06/27/11	13,949,000	13,560,423
National Archives Facility Trust 8.500%, 09/01/19	4,468,137	5,338,218
Tennessee Valley Authority 5.250%, 09/15/39	1,580,000	1,667,094

		20,565,735

U.S. Treasury—21.5%
U.S. Treasury Bond Principal Strip Zero Coupon, 11/15/09	7,500,000	7,497,532
U.S. Treasury Bonds
3.500%, 02/15/39 (b)	4,910,000	4,448,156
4.250%, 05/15/39 (b)	8,440,000	8,731,442
4.500%, 08/15/39 (b)	110,000	118,594
7.125%, 02/15/23 (b)	25,770,000	34,555,972
8.875%, 08/15/17 (b)	6,470,000	9,062,044
U.S. Treasury Inflation Indexed Bonds (TII)
2.000%, 01/15/26 (b)	20,990,725	20,944,797
2.375%, 01/15/27 (b)	9,752,268	10,249,029
2.500%, 01/15/29 (b)	3,644,735	3,916,952
U.S. Treasury Inflation Indexed Notes (TII)
0.875%, 04/15/10 (b)	10,819,372	10,822,747
1.625%, 01/15/15	1,736,935	1,769,503
2.000%, 07/15/14	1,599,542	1,662,524

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.750%, 08/15/12 (b)	$4,850,000	$4,900,013
2.375%, 08/31/14 (b)	17,340,000	17,405,025
2.375%, 03/31/16 (b)	47,540,000	46,273,487
2.625%, 07/31/14 (b)	20,000,000	20,334,380
3.125%, 05/15/19 (b)	5,000,000	4,919,920
3.750%, 11/15/18 (b)	125,000,000	129,345,750
4.000%, 08/15/18 (b)	20,000	21,114
4.750%, 05/31/12 (b)	5,370,000	5,860,431

		342,839,412

Total Fixed Income (Identified Cost $1,266,768,664)		1,206,973,776

Options Purchased—0.0%
Security Description	Contracts	Value

Put Options—0.0%
U.S. Treasury Notes 10 Year Futures	260	178,750

Total Options Purchased (Identified Cost $295,595)		178,750

Preferred Stock—0.0%
Security Description	Shares	Value

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp.	150,025	271,545
Federal National Mortgage Association	108,775	175,128

Total Preferred Stock (Identified Cost $6,470,000)		446,673

Short Term Investments—41.2%
Security Description	Shares/Par Amount	Value

Discount Notes—8.1%
Federal Home Loan Mortgage Corp. 0.010%, 01/26/10	$30,000,000	29,979,525
Federal National Mortgage Association 0.010%, 01/11/10	100,000,000	99,937,667

		129,917,192

Mutual Funds—11.2%
State Street Navigator Securities Lending Prime Portfolio (c)	178,586,166	178,586,166

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-204

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/Par Amount	Value

Repurchase Agreement—8.2%
Deutsche Bank Repurchase Agreement dated 09/30/09 at 0.050% to be repurchased at $130,600,181 on 10/01/09, collateralized by $133,363,000 Federal Home Loan Mortgage Corp. due 03/08/10 with a value of $133,212,006.	$130,600,000	$130,600,000

U.S. Treasury—13.7%
U.S. Treasury Bills 0.010%, 10/29/09 (b)	185,000,000	184,974,561
U.S. Treasury Bills 0.010%, 03/11/10 (b)	32,900,000	32,820,252

		217,794,813

Total Short Term Investments (Identified Cost $656,898,171)		656,898,171

Total Investments—116.8% (Identified Cost $1,930,432,430) (d)		1,864,497,370
Liabilities in excess of other assets		(267,711,132)

Net Assets—100%		$1,596,786,238

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	All or a portion of the security was on loan. As of September 30, 2009, the market value of securities loaned was $177,900,912 and the collateral received consisted of cash in the amount of $178,586,166 and non-cash collateral with a value of $2,717,727. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $1,930,432,430 and the composition of unrealized appreciation and depreciation of investment securities was $34,936,668 and $(100,871,728), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, the market value of 144A securities was $37,445,824, which is 2.3% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Long	Counterparty	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2009	Unrealized Appreciation/ Depreciation
90 Day Eurodollar Futures	JPMorgan Chase	12/13/2010	401	$98,200,298	$98,490,613	$290,315
90 Day Eurodollar Futures	JPMorgan Chase	9/13/2010	421	102,983,757	103,813,338	829,581
90 Day Eurodollar Futures	JPMorgan Chase	6/14/2010	384	94,102,853	95,068,800	965,947
U.S. Treasury Note 5 Year Futures	JPMorgan Chase	12/31/2009	2,004	232,023,935	232,651,875	627,940
U.S. Treasury Note 10 Year Futures	JPMorgan Chase	12/21/2009	922	107,624,176	109,098,531	1,474,355

Futures Contracts-Short
U.S. Treasury Bond 30 Year Futures	JPMorgan Chase	12/21/2009	(385)	(46,287,249)	(46,729,375)	(442,126)

Net Unrealized Appreciation						$3,746,012

Options Written
Options Written-Puts	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 9/30/2009	Unrealized Appreciation/ Depreciation
Eurodollar Midcurve 1 Year Future 97.75 Put	JPMorgan Chase	12/11/2009	(110)	$(54,643)	$(33,000)	$21,643
Eurodollar Midcurve 1 Year Future 98.125 Put	JPMorgan Chase	11/13/2009	(365)	(104,164)	(152,844)	(48,680)
Eurodollar Midcurve 1 Year Future 98 Put	JPMorgan Chase	11/13/2009	(365)	(158,089)	(118,625)	39,464

Net Unrealized Appreciation						$12,427

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-205

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Fixed Income	$—	$1,206,973,776	$—	$1,206,973,776
Total Options Purchased	178,750	—	—	178,750
Total Preferred Stock	446,673	—	—	446,673
Short Term Investments
Discount Notes	—	129,917,192	—	129,917,192
Mutual Funds	178,586,166	—	—	178,586,166
Repurchase Agreement	—	130,600,000	—	130,600,000
U.S. Treasury	—	217,794,813	—	217,794,813
Total Short Term Investments	178,586,166	478,312,005	—	656,898,171
Total Investments	$179,211,589	$1,685,285,781	$—	$1,864,497,370

Futures Contracts*
Futures Contracts Long (Appreciation)	$4,188,138	$—	$—	$4,188,138
Futures Contracts Short (Depreciation)	(442,126)	—	—	(442,126)
Options Written*
Put Options Written (Appreciation)	61,107	—	—	61,107
Put Options Written (Depreciation)	(48,680)	—	—	(48,680)
Total Liabilities	$3,758,439	$—	$—	$3,758,439

*	Derivative instruments such as forwards, futures, swap contracts and written options are valued based on the unrealized appreciation/depreciation on the instrument.

MSF-206

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,427,522	$175,542,334
Jennison Growth Portfolio, (Class A) (a)	16,735,340	167,520,757
Pioneer Fund Portfolio, (Class A) (b)	14,650,002	166,717,019

Total Mutual Funds (Identified Cost $627,308,985)		509,780,110

Total Investments—100.0% (Identified Cost $627,308,985) (c)		509,780,110
Liabilities in excess of other assets		(49,402)

Net Assets—100%		$509,730,708

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2009 was $627,308,985 and the unrealized depreciation of investment securities was $(117,528,875).

VALUATION INPUTS

The Portfolio is subject to the provisions of the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds	$509,780,110	$—	$—	$509,780,110
Total Investments	$509,780,110	$—	$—	$509,780,110

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-207

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/S/ ELIZABETH M. FORGET
Name:	Elizabeth M. Forget
Title:	President
Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Name:	Elizabeth M. Forget
Title:	President
Date:	November 23, 2009

By:	/S/ PETER H. DUFFY
Name:	Peter H. Duffy
Title:	Treasurer
Date:	November 23, 2009

EXHIBIT LIST

Exhibit 3(a):        Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.